UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          June 30, 2010

Date of reporting period:         December 31, 2009


ITEM 1.  REPORT TO SHAREHOLDERS
===============================

                                              (WELLS FARGO ADVANTAGE FUNDS LOGO)

(REDUCE CLUTTER. SAVE TREES. LOGO)

Sign up for electronic delivery of prospectuses and shareholder reports as www.wellsfargo.com/advantagedelivery

                                    (GRAPHIC)

Semi-Annual Report

December 31, 2009

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

-    WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

-    WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

-    WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND

-    WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

                                                     REDUCE CLUTTER. SAVE TREES.

                                              Sign up for electronic delivery of
                                         prospectuses and shareholder reports at
                                            www.wellsfargo.com/advantagedelivery

Contents

LETTER TO SHAREHOLDERS ...................................................    2
PERFORMANCE HIGHLIGHTS
California Limited-Term Tax-Free Fund ....................................    6
California Tax-Free Fund .................................................    8
Colorado Tax-Free Fund ...................................................   10
Minnesota Tax-Free Fund ..................................................   12
FUND EXPENSES ............................................................   14
PORTFOLIO OF INVESTMENTS
California Limited-Term Tax-Free Fund ....................................   16
California Tax-Free Fund .................................................   25
Colorado Tax-Free Fund ...................................................   32
Minnesota Tax-Free Fund ..................................................   35
FINANCIAL STATEMENTS
Statements of Assets and Liabilities .....................................   40
Statements of Operations .................................................   41
Statements of Changes in Net Assets ......................................   42
Financial Highlights .....................................................   46
NOTES TO FINANCIAL STATEMENTS ............................................   52
OTHER INFORMATION ........................................................   59
LIST OF ABBREVIATIONS ....................................................   61

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1971 Introduced one of the first institutional index funds.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 110 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of our investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. Our diverse family of mutual funds covers a broad spectrum of investment styles and asset classes. And, because we're part of a widely diversified financial enterprise, we offer the scale and resources to help investors succeed, providing access to complementary solutions such as separately managed accounts, college investing plans, and retirement plans.

EXPERTISE

Our approach to investing is guided by the belief that agile, independent investment teams--each with its own distinct strengths and disciplines--provide a superior level of insight and expertise. Each team is free to concentrate on managing money through well-defined philosophies and processes that have proven to be consistent and repeatable over time.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Managed Account Services and WELLS FARGO ADVANTAGE FUNDS(R) and to certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE SEMI-ANNUAL REPRT

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 110 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $170 BILLION IN ASSETS UNDER MANAGEMENT, AS OF DECEMBER 31, 2009.

EQUITY FUNDS
Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund+
Diversified Equity Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Income Fund
Equity Value Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund+
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Specialized Financial Services Fund
Specialized Technology Fund
U.S. Value Fund

BOND FUNDS
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Diversified Bond Fund
Government Securities Fund(1)
High Income Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Short Duration Government Bond Fund(1)
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
Aggressive Allocation Fund
Asset Allocation Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund(2)+
Target 2010 Fund(2)+
Target 2015 Fund(2)+
Target 2020 Fund(2)+
Target 2025 Fund(2)+
Target 2030 Fund(2)+
Target 2035 Fund(2)+
Target 2040 Fund(2)+
Target 2045 Fund(2)+
Target 2050 Fund(2)+

MONEY MARKET FUNDS
100% Treasury Money Market Fund(1)
California Municipal Market Fund
California Municipal Market Trust
Cash Investment Money Market Fund
Government Money Market Fund(1)
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund+
Prime Investment Money Market Fund
Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)
VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund+
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

----------
(1.) The U.S. government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

(2.) The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES
     TARGET DATE FUNDS(SM).

(3.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUNDSM, WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), and WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, Overland Express Sweep Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

NOT PART OF THE SEMI-ANNUAL REPRT

                 2 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS


                                                          Letter to Shareholders


(PHOTO OF KARLA M. RABUSCH)
KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

IN GENERAL, MUNICIPAL SECURITIES PERFORMED WELL OVER THE RECENT SIX-MONTH PERIOD, BENEFITING FROM BOTH THE LOW YIELDS IN U.S. TREASURIES AND THE BUILD AMERICA BOND PROGRAM, WHICH REDUCED THE SUPPLY OF TAX-EXEMPT MUNICIPAL DEBT. INVESTORS SOUGHT TAX-EXEMPT MUNICIPAL BONDS FOR THEIR HIGHER LEVELS OF RELATIVE YIELD COMPARED WITH U.S. TREASURIES AND THEIR TAX-EXEMPTION BENEFITS.

Dear Valued Shareholder,

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Municipal Funds that covers the six-month period that ended December 31, 2009. During the recent six-month period, fixed-income markets continued to show strong signs of improvement, resulting in positive returns in nearly every sector of the fixed-income markets. In general, municipal securities performed well over the recent six-month period, benefiting from both the low yields in U.S. Treasuries and the Build America Bond program, which reduced the supply of tax-exempt municipal debt. Investors sought tax-exempt municipal bonds for their higher levels of relative yield compared with U.S. Treasuries and their tax-exemption benefits.

The most notable returns among fixed-income asset classes during the recent six-month period came from the lower-quality credit sectors, as investor confidence strengthened throughout 2009. The riskier areas of the fixed-income markets provided some of the best returns during the period. In municipal bonds, the BBB-rated(1) sub-index of the Barclays Capital Municipal Bond Index returned 9% during the six-month period, while the AAA-rated(1) sub-index returned the least of the investment-grade municipal credit tiers, with a 4% return. Each respective lower-quality credit tier performed better than the one above it. The Barclays Capital U.S. Treasury Index returned less than 1% during the period.

Markets ended the period with a considerable improvement in investor confidence and in the overall health of the credit system--compared with the cautious and somewhat hesitant optimism from earlier in 2009. Fixed-income investors were generally rewarded well for their risk appetites over the six-month period. As the period came to a close, investors appeared less concerned with the risks of a deepening recession and more focused on the potential for increasing interest rates in the upcoming year.

MUNICIPAL BOND MARKETS OUTPERFORMED U.S. TREASURIES IN THE RECENT SIX-MONTH PERIOD.

In the early months of 2009, investors were still wary of market risks, deepening economic declines, and whether government interventions would be effective in bolstering the financial system. Whether economic conditions would improve in the near term was not as important to the markets as the basic understanding that they would likely not get any worse. Once that confidence was established, financial markets improved considerably, particularly in the lower-quality areas of the fixed-income markets. Several securities that had been priced for the worst-case scenarios became attractively undervalued in the assessment of many investors, and those trends continued through much of the recent six-month period.

(1.) The ratings indicated are from Standard & Poor's, Moody's Investors
     Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor's rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Moody's rates the creditworthiness of bonds, ranging from Aaa (highest) to CC (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest).

                 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS 3


Letter to Shareholders


The six-month period that ended December 31, 2009, was one of continued strengthening in the credit markets that began in the spring of 2009. Even though a broad and convincing rally had already occurred in the first half of 2009, the second half was equally as impressive in many areas, including across municipal bonds. The Barclays Capital Municipal Bond Index returned 6.10% over the recent six-month period, which was almost equal to the 6.43% it returned in the first half of 2009. By comparison, U.S. Treasuries returned less than 1% over the recent six-month period and lost more than 3% over the entire year of 2009. Thus, returns in the municipal bond markets were fairly generous over the recent six-month period when compared with U.S. Treasuries, and also in consideration of the low overnight interest-rate environment with a federal funds rate less than 0.25%.

INVESTOR SENTIMENTS ARE MUCH IMPROVED FROM A YEAR AGO.

Investor confidence in the municipal bond markets appeared to strengthen during the six-month period, particularly through the first three months of the period, before slowing down a bit in October. Nonetheless, the month of September 2009 looked quite different from September 2008, when the recent credit crisis erupted. Performance in the municipal bond markets over the six-month period was a strong indication of just how far markets have recovered from the 2008 credit crisis. Much of the strong returns from municipal bonds have been at least partially inspired by extensive government intervention to bolster the credit system in the form of stimulus programs and monetary-easing measures. This cannot be expected to go on indefinitely. The next question in most investors' minds is what the economic landscape will look like when these government programs begin to unwind. That is a primary topic of speculation as we move into a cooler season and a potentially frostier climate of slowly unwinding monetary and fiscal accommodation.

It is probably unreasonable to expect the same strong levels of performance from the municipal bond markets during the recent six-month period to go on indefinitely. However, this does not necessarily mean that municipal bonds will be unable to generate attractive levels of return in a rising-interest-rate environment. Areas of the fixed-income markets may have to throttle down a bit in the upcoming quarters but, in our view, not completely capitulate to a rising-rate environment. In our opinion, diligent and earnest assessment of the fundamental risks in individual municipal securities will be a key differentiating factor between which investment strategies perform well and which do not. At Wells Fargo Advantage Funds(R), we intend to continue measuring relative-value opportunities throughout the municipal bond markets and across our lineup of Wells Fargo Municipal Funds. We believe it is particularly important to have diligent investment analysts in charge of fund assets in changing markets, such as the ones investors have experienced over the past several quarters. As evidenced by the performance of municipal securities during the recent six-month period, heightened risks also often accompany opportunities.

IN OUR OPINION, DILIGENT AND EARNEST ASSESSMENT OF THE FUNDAMENTAL RISKS IN INDIVIDUAL MUNICIPAL SECURITIES WILL BE A KEY DIFFERENTIATING FACTOR BETWEEN WHICH INVESTMENT STRATEGIES PERFORM WELL AND WHICH DO NOT.

DON'T LET SHORT-TERM VOLATILITY DERAIL LONG-TERM INVESTMENT GOALS.

The recent six-month period demonstrated improving confidence in municipal securities but also extended a somewhat more volatile period than typical for the fixed-income markets. While volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual

                 4 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS


                                                          Letter to Shareholders


goals and risk tolerance can be an effective way to plan for the future. As a whole, WELLS FARGO ADVANTAGE FUNDS represents investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 110 Funds that cover a broad spectrum of investment styles and asset classes.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,


/s/ Karla M. Rabusch
Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                 6 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS


                                                          Performance Highlights

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND (THE FUND) seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Stephen Galiani
Adrian Van Poppel

FUND INCEPTION
November 18, 1992

CREDIT QUALITY(1)
(AS OF DECEMBER 31, 2009)

                                   (PIE CHART)

A         (43%)
AA        (13%)
AAA       (19%)
BBB       (10%)
Cash       (7%)
Unrated    (8%)

EFFECTIVE MATURITY DISTRIBUTION(2)
(AS OF DECEMBER 31, 2009)

                                   (PIE CHART)

1-3 Years     (24%)
5-10 Years    (16%)
10-20 Years    (4%)
20+ Years      (1%)
0-1 Year      (25%)
3-5 Years     (30%)

----------
(1.) The ratings indicated are from Standard & Poor's, Moody's Investors
     Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor's rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Standard and Poor's rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Moody's rates the creditworthiness of bonds, ranging from Aaa (highest) to CC (lowest). Moody's rates the creditworthiness of short-term US tax-exempt municipal securities from MIG-1/VMIG-1 (highest) to SG (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality is subject to change and is calculated based on the total investments of the Fund.

(2.) Maturity distribution is subject to change and is calculated based on the total investments of the Fund.

                 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS 7


Performance Highlights

         WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF DECEMBER 31, 2009)

                                      Including Sales Charge                  Excluding Sales Charge            Expense Ratio
CALIFORNIA LIMITED-TERM       -------------------------------------   -------------------------------------   -----------------
TAX-FREE FUND                 6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross(4)   Net(5)
-----------------------       ---------   ------   ------   -------   ---------   ------   ------   -------   --------   ------
Class A (SFCIX)                  0.26      5.12     2.50      3.43       3.37      8.38     3.13      3.75      0.95%     0.85%
Class C (SFCCX)                  1.97      6.67     2.37      2.93       2.97      7.67     2.37      2.93      1.69%     1.60%
Administrator Class (SCTIX)                                              3.53      8.73     3.40      4.00       0.87%    0.60%
Barclays Capital 3-Year Municipal Bond Index(6)                          2.75      5.78     4.03      4.40

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 3.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to California and Puerto Rico municipal securities risk, high-yield securities risk, and nondiversification risk. Consult the Fund's prospectus for additional information on these and other risks. A portion of the Fund's income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

----------
(3.) Performance shown prior to the inception of Class C shares on August 30, 2002, reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses.

(4.) Reflects the gross expense ratio as stated in the November 1, 2009 prospectus.

(5.) The investment adviser has contractually committed through October 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(6.) Barclays Capital 3-Year Municipal Bond Index is the 3-year component of the
     Barclays Capital Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

                 8 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS


                                                          Performance Highlights

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND (THE FUND) SEEKS CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX AND CALIFORNIA INDIVIDUAL INCOME TAX.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGER
Stephen Galiani
Adrian Van Poppel

FUND INCEPTION
October 6, 1988

CREDIT QUALITY(1)
(AS OF DECEMBER 31, 2009)

                                   (PIE CHART)

A         (40%)
AA        (18%)
AAA       (24%)
BBB       (10%)
BB/Ba      (1%)
Cash       (2%)
Unrated    (5%)

EFFECTIVE MATURITY DISTRIBUTION(2)
(AS OF DECEMBER 31, 2009)

                                   (PIE CHART)

1-3 Years      (2%)
5-10 Years    (15%)
20+ Years     (21%)
0-1 Year      (11%)
3-5 Years      (3%)
10-20 Years   (48%)

----------
(1.) The ratings indicated are from Standard & Poor's, Moody's Investors
     Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor's rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Standard and Poor's rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Moody's rates the creditworthiness of bonds, ranging from Aaa (highest) to CC (lowest). Moody's rates the creditworthiness of short-term US tax-exempt municipal securities from MIG-1/VMIG-1 (highest) to SG (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality is subject to change and is calculated based on the total investments of the Fund.

(2.) Maturity distribution is subject to change and is calculated based on the total investments of the Fund.

                 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS 9


Performance Highlights

                      WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND (continued)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 2009)

                                      Including Sales Charge                  Excluding Sales Charge            Expense Ratio
                              -------------------------------------   -------------------------------------   -----------------
CALIFORNIA TAX-FREE FUND      6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross(3)   Net(4)
------------------------      ---------   ------   ------   -------   ---------   ------   ------   -------   --------   ------
Class A (SCTAX)                  1.97      10.26    2.54      4.70       6.79      15.43    3.48      5.18      0.88%     0.80%
Class B** (SGCBX)                1.40       9.56    2.37      4.60       6.40      14.56    2.73      4.60      1.64%     1.55%
Class C (SCTCX)                  5.30      13.57    2.69      4.37       6.30      14.57    2.69      4.37      1.63%     1.55%
Administrator Class (SGCAX)                                              7.02      15.80    3.76      5.42      0.81%     0.55%
Barclays Capital Municipal Bond Index(5)                                 6.10      12.91    4.32      5.75

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to California municipal securities risk, high-yield securities risk, and nondiversification risk. Consult the Fund's prospectus for additional information on these and other risks. A portion of the Fund's income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

----------
(3.) Reflects the gross expense ratio as stated in the November 1, 2009 prospectus.

(4.) The investment adviser has contractually committed through October 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(5.) Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

                 10 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS


                                                          Performance Highlights

WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND (THE FUND) SEEKS CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX AND COLORADO INDIVIDUAL INCOME TAX.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Stephen Galiani
Adrian Van Poppel

FUND INCEPTION
June 1, 1993

CREDIT QUALITY(1)
(AS OF DECEMBER 31, 2009)

                                   (PIE CHART)

A         (35%)
AA        (24%)
AAA       (14%)
BBB        (5%)
Cash      (11%)
Unrated   (11%)

EFFECTIVE MATURITY DISTRIBUTION(2)
(AS OF DECEMBER 31, 2009)

                                   (PIE CHART)

1-3 Years     (12%)
5-10 Years    (10%)
20+ Years     (19%)
0-1 Year      (18%)
10-20 Years   (41%)

----------
(1.) The ratings indicated are from Standard & Poor's, Moody's Investors
     Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor's rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Moody's rates the creditworthiness of bonds, ranging from Aaa (highest) to CC (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality is subject to change and is calculated based on the total investments of the Fund.

(2.) Maturity distribution is subject to change and is calculated based on the total investments of the Fund.

                 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS 11


Performance Highlights

                        WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND (continued)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF DECEMBER 31, 2009)

                                      Including Sales Charge                  Excluding Sales Charge            Expense Ratio
                              -------------------------------------   -------------------------------------   -----------------
COLORADO TAX-FREE FUND        6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross(4)   Net(5)
----------------------        ---------   ------   ------   -------   ---------   ------   ------   -------   --------   ------
Class A (NWCOX)                  1.35       8.13    2.24      4.83       6.13      13.22    3.19      5.31      1.01%     0.85%
Class B** (NWCBX)                0.62       7.36    2.05      4.75       5.62      12.36    2.42      4.75      1.75%     1.60%
Class C (WCOTX)                  4.73      11.39    2.41      4.51       5.73      12.39    2.41      4.51      1.74%     1.60%
Administrator Class (NCOTX)                                              6.26      13.50    3.44      5.49      0.93%     0.60%
Barclays Capital Municipal Bond Index(6)                                 6.10      12.91    4.32      5.75

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to Colorado municipal securities risk, high-yield securities risk, and nondiversification risk. Consult the Fund's prospectus for additional information on these and other risks. A portion of the Fund's income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

----------
(3.) Performance shown prior to the inception of the Class C shares on March 31, 2008, reflects the performance of the Class B shares and is adjusted to reflect Class C sales charges and expenses.

(4.) Reflects the gross expense ratio as stated in the November 1, 2009 prospectus.

(5.) The investment adviser has contractually committed through October 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(6.) Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

                12 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS


                                                          Performance Highlights

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

INVESTMENT OBJECTIVE
The Wells Fargo Advantage Minnesota Tax-Free Fund (the Fund) seeks current income exempt from federal income tax and Minnesota individual income tax.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Julio C. Bonilla, CFA
Wendy Casetta
Adrian Van Poppel

FUND INCEPTION
January 12, 1988

CREDIT QUALITY(1)
(AS OF DECEMBER 31, 2009)

                                   (PIE CHART)

A         (28%)
AA        (32%)
AAA       (18%)
BBB        (9%)
Cash       (2%)
Unrated   (11%)

EFFECTIVE MATURITY DISTRIBUTION(2)
(AS OF DECEMBER 31, 2009)

                                  (PIE CHART)

1-3 Years     (10%)
5-10 Years    (23%)
20+ Years     (15%)
0-1 Year       (7%)
3-5 Years      (4%)
10-20 Years   (41%)

----------
(1.) The ratings indicated are from Standard & Poor's, Moody's Investors
     Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor's rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Moody's rates the creditworthiness of bonds, ranging from Aaa (highest) to CC (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality is subject to change and is calculated based on the total investments of the Fund.

(2.) Maturity distribution is subject to change and is calculated based on the total investments of the Fund.

                 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS 13


Performance Highlights

                       WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND (continued)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF DECEMBER 31, 2009)

                                      Including Sales Charge                  Excluding Sales Charge            Expense Ratio
                              -------------------------------------   -------------------------------------   -----------------
MINNESOTA TAX-FREE FUND       6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross(4)   Net(5)
-----------------------       ---------   ------   ------   -------   ---------   ------   ------   -------   --------   ------
Class A (NMTFX)                  0.40       7.27    2.68      4.85       5.13      12.32    3.63      5.33      0.98%     0.85%
Class B** (NWMBX)               (0.26)      6.60    2.50      4.78       4.74      11.60    2.86      4.78      1.73%     1.60%
Class C (WMTCX)                  3.74      10.60    2.85      4.54       4.74      11.60    2.85      4.54      1.69%     1.60%
Administrator Class (NWMIX)                                              5.27      12.72    3.89      5.52      0.90%     0.60%
Barclays Capital Municipal Bond Index(6)                                 6.10      12.91    4.32      5.75

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to Minnesota municipal securities risk, high-yield securities risk, and nondiversification risk. Consult the Fund's prospectus for additional information on these and other risks. A portion of the Fund's income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

----------
(3.) Performance shown prior to the inception of Class C shares on April 11, 2005, reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses.

(4.) Reflects the gross expense ratio as stated in the November 1, 2009 prospectus.

(5.) The investment adviser has contractually committed through October 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(6.) Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

                 14 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS


                                                                   Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from July 1, 2009 to December 31, 2009.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Beginning        Ending         Expenses
                                              Account Value   Account Value    Paid During     Net Annual
California Limited-Term Tax-Free Fund          07-01-2009      12-31-2009     the Period(1)   Expense Ratio
-------------------------------------         -------------   -------------   -------------   -------------
CLASS A
   Actual                                       $1,000.00       $1,033.70         $4.36           0.85%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.92         $4.33           0.85%
CLASS C
   Actual                                       $1,000.00       $1,029.70         $8.19           1.60%
   Hypothetical (5% return before expenses)     $1,000.00       $1,017.14         $8.13           1.60%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,035.30         $3.08           0.60%
   Hypothetical (5% return before expenses)     $1,000.00       $1,022.18         $3.06           0.60%
CALIFORNIA TAX-FREE FUND
CLASS A
   Actual                                       $1,000.00       $1,067.90         $4.17           0.80%
   Hypothetical (5% return before expenses)     $1,000.00       $1,021.17         $4.08           0.80%
CLASS B
   Actual                                       $1,000.00       $1,064.00         $8.06           1.55%
   Hypothetical (5% return before expenses)     $1,000.00       $1,017.39         $7.88           1.55%
CLASS C
   Actual                                       $1,000.00       $1,063.00         $8.06           1.55%
   Hypothetical (5% return before expenses)     $1,000.00       $1,017.39         $7.88           1.55%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,070.20         $2.87           0.55%
   Hypothetical (5% return before expenses)     $1,000.00       $1,022.43         $2.80           0.55%

                 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS 15


Fund Expenses

                                                Beginning        Ending         Expenses
                                              Account Value   Account Value    Paid During     Net Annual
COLORADO TAX-FREE FUND                         07-01-2009      12-31-2009     the Period(1)   Expense Ratio
----------------------                        -------------   -------------   -------------   -------------
CLASS A
   Actual                                       $1,000.00       $1,061.30         $4.42           0.85%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.92         $4.33           0.85%
CLASS B
   Actual                                       $1,000.00       $1,056.20         $8.29           1.60%
   Hypothetical (5% return before expenses)     $1,000.00       $1,017.14         $8.13           1.60%
CLASS C
   Actual                                       $1,000.00       $1,057.30         $8.30           1.60%
   Hypothetical (5% return before expenses)     $1,000.00       $1,017.14         $8.13           1.60%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,062.60         $3.12           0.60%
   Hypothetical (5% return before expenses)     $1,000.00       $1,022.18         $3.06           0.60%
MINNESOTA TAX-FREE FUND
CLASS A
   Actual                                       $1,000.00       $1,051.30         $4.39           0.85%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.92         $4.33           0.85%
CLASS B
   Actual                                       $1,000.00       $1,047.40         $8.26           1.60%
   Hypothetical (5% return before expenses)     $1,000.00       $1,017.14         $8.13           1.60%
CLASS C
   Actual                                       $1,000.00       $1,047.40         $8.26           1.60%
   Hypothetical (5% return before expenses)     $1,000.00       $1,017.14         $8.13           1.60%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,052.70         $3.10           0.60%
   Hypothetical (5% return before expenses)     $1,000.00       $1,022.18         $3.06           0.60%

----------
(1.) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

                 16 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS


                         Portfolio of Investments--December 31, 2009 (Unaudited)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

                                                                                               INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                                                                      RATE        DATE          VALUE
-----------   ------------------------------------------------------------------------------   --------   ----------   -------------
Municipal Bonds & NOTES: 91.69%
CALIFORNIA: 87.31%
$   895,000   ALAMEDA CONTRA COSTA CA TRANSIT DISTRICT FHR
              COMPUTER SYSTEM PROJECT (LEASE REVENUE)                                            4.00%    08/01/2012   $     919,058
  1,385,000   ALAMEDA COUNTY CA COP REFUNDING SERIES A (LEASE REVENUE, NATL-RE INSURED)          5.38     12/01/2015       1,438,475
    525,000   ALAMEDA COUNTY CA COP SANTA RITA JAIL SERIES A (LEASE REVENUE, AMBAC INSURED)      5.63     12/01/2014         598,075
    200,000   ALAMEDA COUNTY CA COP SERIES A (LEASE REVENUE, NATL-RE INSURED)                    5.38     12/01/2010         205,738
    700,000   ALISAL CA USD 2006 ELECTION SERIES A (PROPERTY TAX REVENUE, ASSURED GUARANTY)      5.50     08/01/2013         792,603
    200,000   ANAHEIM CA CITY SCHOOL DISTRICT (PROPERTY TAX REVENUE, NATL-RE FGIC INSURED)       3.25     08/01/2010         202,808
  1,600,000   ANAHEIM CA PFA CONVENTION CENTER PROJECT SERIES A (LEASE REVENUE,
              AMBAC INSURED)                                                                     5.25     08/01/2013       1,680,944
    500,000   ANAHEIM CA PFA PUBLIC IMPROVEMENTS PROJECT SERIES C (LEASE REVENUE,
              AGM INSURED)                                                                       6.00     09/01/2014         576,685
    900,000   ANTELOPE VALLEY CA HEALTH CARE DISTRICT SERIES A (HCFR, AGM INSURED)               5.20     01/01/2017         900,441
    700,000   ATASCADERO CA USD COP MEASURE B CAPITAL PROJECTS SERIES A (LEASE REVENUE,
              NATL-RE INSURED)                                                                   5.38     08/01/2010         701,813
    500,000   BALDWIN PARK CA USD BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)##               4.56     08/01/2014         405,670
     50,000   BALDWIN PARK CA USD CAPITAL APPRECIATION ELECTION OF 2006
              (PROPERTY TAX REVENUE, AGM INSURED)##                                              1.60     08/01/2012          48,000
    200,000   BERKELEY CA PENSION (OTHER REVENUE, AMBAC INSURED)                                 4.70     06/01/2011         202,646
    750,000   BREA CA PFA TAX ALLOCATION SERIES A (HOUSING REVENUE)                              5.00     09/01/2012         765,135
    200,000   BRENTWOOD CA USD ELECTION 1997 SERIES E (PROPERTY TAX REVENUE,
              NATL-RE FGIC INSURED)                                                              4.00     08/01/2012         202,326
  1,260,000   CALAVERAS COUNTY CA COMMUNITY FACILITIES DISTRICT # 2 (TAX REVENUE)                7.00     09/01/2026       1,399,293
    500,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES A (HOUSING REVENUE, AGM INSURED)           3.50     02/01/2012         499,760
    400,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES A (HOUSING REVENUE, AGM INSURED)           3.60     08/01/2012         400,012
    940,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES E (HOUSING REVENUE)                        5.00     02/01/2042         928,278
  1,000,000   CALIFORNIA HFA HOME MORTGAGE SERIES B (SFMR)                                       3.95     08/01/2012       1,051,250
    865,000   CALIFORNIA HFA HOME MORTGAGE SERIES E (SFMR)                                       4.65     08/01/2022         796,752
  1,065,000   CALIFORNIA HFA HOME MORTGAGE SERIES K (SFMR)                                       4.55     08/01/2021         966,860
    520,000   CALIFORNIA HFA HOME MORTGAGE SERIES M (SFMR)                                       4.55     08/01/2021         472,082
    900,000   CALIFORNIA HFA MULTIFAMILY III SERIES F (MFHR, GO OF AGENCY INSURED, FNMA
              LOC)+/-ss                                                                          0.47     02/01/2032         900,000
  1,000,000   CALIFORNIA HFA SERIES B (MFHR)+/-ss                                                0.36     08/01/2040       1,000,000
    395,000   CALIFORNIA HFFA CALIFORNIA-NEVADA METHODIST (HCFR, CALIFORNIA MORTGAGE
              INSURED)                                                                           4.25     07/01/2011         395,691
    600,000   CALIFORNIA HFFA CASA COLINA PROJECT (HCFR)                                         5.50     04/01/2013         619,992
  1,000,000   CALIFORNIA HFFA CATHOLIC HEALTHCARE WEST SERIES F (HCFR)+/-ss                      5.00     07/01/2027       1,058,950
  1,000,000   CALIFORNIA HFFA CATHOLIC HEALTHCARE WEST SERIES G (HCFR)+/-ss                      5.00     07/01/2028       1,059,260
  1,450,000   CALIFORNIA HFFA CATHOLIC HEALTHCARE WEST SERIES I (HCFR)+/-ss                      4.95     07/01/2026       1,541,800
    500,000   CALIFORNIA HFFA CATHOLIC HEALTHCARE WEST SERIES L (HCFR)                           5.13     07/01/2022         517,515
     85,000   CALIFORNIA HFFA CATHOLIC WEST SERIES H PREREFUNDED (HCFR)+/-ss                     4.45     07/01/2026          89,972
  1,720,000   CALIFORNIA HFFA CATHOLIC WEST SERIES H UNREFUNDED BALANCE (HCFR)+/-ss              4.45     07/01/2026       1,773,956
    250,000   CALIFORNIA HFFA CEDARS-SINAI MEDICAL CENTER (HCFR)                                 3.00     08/15/2011         250,980
    400,000   CALIFORNIA HFFA SCRIPPS HEALTH SERIES A (HCFR)                                     4.00     10/01/2014         421,468
    945,000   CALIFORNIA HFFA STANFORD HEALTH CARE SERIES B (HCFR, AMBAC INSURED)                5.00     11/15/2011         951,606
    250,000   CALIFORNIA HFFA STANFORD HOSPITAL & Clinics Series A (HCFR)                        5.00     11/15/2013         269,518
  1,000,000   CALIFORNIA HOUSING FINANCE AGENCY HOME MORTGAGE SERIES E
              (HOUSING REVENUE, FGIC INSURED)                                                    5.00     02/01/2014       1,017,710
    800,000   CALIFORNIA HOUSING FINANCE AGENCY HOME MORTGAGE SERIES J AMT
              (HOUSING REVENUE, AGM INSURED)                                                     4.13     08/01/2011         813,624
    500,000   CALIFORNIA HOUSING FINANCE AGENCY HOME MORTGAGE SERIES J AMT
              (HOUSING REVENUE, AGM INSURED)                                                     4.38     08/01/2012         510,110
  1,775,000   CALIFORNIA HOUSING FINANCE AGENCY HOME MORTGAGE SERIES J AMT
              (HOUSING REVENUE, FGIC INSURED)                                                    4.05     08/01/2013       1,773,829
    300,000   CALIFORNIA INDUSTRY PUBLIC FACILITIES AUTHORITY (TAX INCREMENTAL REVENUE,
              NATL-RE INSURED)                                                                   5.00     05/01/2011         309,912

                 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS 17


Portfolio of Investments--December 31, 2009 (Unaudited)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

                                                                                               INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                                                                      RATE        DATE          VALUE
-----------   ------------------------------------------------------------------------------   --------   ----------   -------------
CALIFORNIA (continued)
$   425,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK J. PAUL GETTY SERIES A
              (OTHER REVENUE)+/-ss                                                               4.00%    10/01/2023   $     450,653
  1,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK LOS ANGELES COUNTY
              MUSEUM SERIES A (RECREATIONAL FACILITIES REVENUE, ALLIED IRISH BANK PLC
              LOC)+/-ss                                                                          0.20     09/01/2037       1,000,000
  1,500,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK PACIFIC GAS & ELECTRIC
              COMPANY SERIES F PUTABLE (NATURAL GAS REVENUE)+/-ss                                3.75     11/01/2026       1,520,505
  1,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK PACIFIC GAS & ELECTRIC
              COMPANY SERIES G PUTABLE (NATURAL GAS REVENUE)+/-ss                                3.75     12/01/2018       1,013,670
    220,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK WORKERS COMPENSATION
              RELIEF SERIES A (OTHER REVENUE, AMBAC INSURED)                                     5.00     10/01/2010         227,271
  1,090,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY COP COMMUNITY HOSPITALS CENTRAL
              CALIFORNIA (HCFR)                                                                  3.00     02/01/2010       1,089,815
    395,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY COP COMMUNITY HOSPITALS CENTRAL
              CALIFORNIA (HCFR)                                                                  3.00     02/01/2011         392,685
  1,585,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY COP COMMUNITY HOSPITALS CENTRAL
              CALIFORNIA (HCFR)                                                                  5.00     02/01/2012       1,623,690
    800,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY WASTE MANAGEMENT INCORPORATED PROJECT
              (LEASE REVENUE)+/-ss                                                               3.45     09/01/2014         800,552
  1,000,000   CALIFORNIA PCFA PACIFIC GAS & ELECTRIC SERIES A (IDR, NATL-RE INSURED)+/-ss        5.35     12/01/2016       1,032,790
  1,000,000   CALIFORNIA PCFA SOLID WASTE DISPOSAL WASTE MANAGEMENT PROJECT SERIES A
              (PCR)+/-ss                                                                         5.13     07/01/2031       1,046,930
  1,000,000   CALIFORNIA PCFA USA WASTE SERVICES INCORPORATED PROJECT B (RESOURCE
              RECOVERY REVENUE)+/-ss                                                             4.00     06/01/2018       1,004,080
  1,820,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE-BACKED
              SECURITIES PROGRAM SERIES A (SFMR, FNMA/GNMA/FHLMC INSURED)                        4.20     02/01/2027       1,769,531
    345,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE-BACKED
              SECURITIES PROGRAM SERIES C PUTABLE (SFMR, FNMA/GNMA/FHLMC INSURED)ss              4.10     08/01/2039         344,717
    350,000   CALIFORNIA SPECIAL DISTRICTS FINANCE PROGRAM COP SERIES 00 (LEASE REVENUE,
              NATL-RE INSURED)                                                                   5.00     12/01/2015         356,167
    100,000   CALIFORNIA STATE (GENERAL FUND REVENUE)                                            4.00     11/01/2010         102,521
    125,000   CALIFORNIA STATE (GENERAL FUND REVENUE, AGM INSURED)                               5.25     02/01/2010         125,409
    275,000   CALIFORNIA STATE (GENERAL FUND REVENUE, AGM INSURED)                               5.75     12/01/2010         285,513
  1,815,000   CALIFORNIA STATE (PROPERTY TAX REVENUE)                                            6.25     09/01/2012       1,936,242
    200,000   CALIFORNIA STATE (PROPERTY TAX REVENUE, AGM INSURED)                               4.50     02/01/2011         206,210
    100,000   CALIFORNIA STATE (TAX REVENUE) ##                                                  1.82     03/01/2011          97,894
    100,000   CALIFORNIA STATE (TAX REVENUE, NATL-RE INSURED)                                    6.00     02/01/2010         100,419
  1,000,000   CALIFORNIA STATE ANTICIPATION NOTES SUBSERIES A 1 (GENERAL FUND REVENUE)           3.00     05/25/2010       1,007,270
  1,110,000   CALIFORNIA STATE ANTICIPATION NOTES SUBSERIES A 2 (GENERAL FUND REVENUE)           3.00     06/23/2010       1,118,569
    350,000   CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES SERIES A (ELECTRIC, POWER &
              LIGHT REVENUE, NATL-RE INSURED)                                                    5.25     05/01/2010         355,432
  1,500,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES A (ELECTRIC, POWER &
              LIGHT REVENUE)                                                                     6.00     05/01/2014       1,668,540
  3,200,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C 7 (ELECTRIC, POWER &
              LIGHT REVENUE, AGM INSURED)+/-ss                                                   0.21     05/01/2022       3,200,000
  1,000,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES A (SALES TAX REVENUE)                    5.00     01/01/2011       1,039,800
    905,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES A (SALES TAX REVENUE)                    5.25     01/01/2010         905,000
    325,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES A (SALES TAX REVENUE, NATL-RE
              INSURED)                                                                           5.00     07/01/2010         331,763
    545,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES A PREREFUNDED (SALES TAX REVENUE)        5.25     01/01/2010         545,000
  1,075,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES A PREREFUNDED (SALES TAX REVENUE)        5.25     01/01/2011       1,127,310
    130,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES A UNREFUNDED BALANCE
              (SALES TAX REVENUE)                                                                5.25     01/01/2011         135,498
    205,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES B (SALES TAX REVENUE)+/-ss               5.00     07/01/2023         215,873
  1,575,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES B (SALES TAX REVENUE)+/-ss               5.00     07/01/2023       1,587,395
  1,000,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES B PUTABLE (PROPERTY TAX
              REVENUE)+/-ss                                                                      4.00     07/01/2023       1,052,570
  1,000,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES C 16 (SALES TAX REVENUE,
              AGM STATE GUARANTEED)+/-ss                                                         0.25     07/01/2023       1,000,000

                18 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS


                         Portfolio of Investments--December 31, 2009 (Unaudited)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

                                                                                               INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                                                                      RATE        DATE          VALUE
-----------   ------------------------------------------------------------------------------   --------   ----------   -------------
CALIFORNIA (continued)
$   100,000   CALIFORNIA STATE PREREFUNDED (GENERAL FUND REVENUE)                                5.25%    12/01/2023   $     104,445
    300,000   CALIFORNIA STATE PREREFUNDED (GENERAL FUND REVENUE, XLCA INSURED)                  5.25     10/01/2023         310,977
    100,000   CALIFORNIA STATE PREREFUNDED 2005 (GENERAL FUND REVENUE)                           5.25     09/01/2024         103,253
    485,000   CALIFORNIA STATE PRINCIPAL (TAX REVENUE, NATL-RE INSURED)##                        0.74     09/01/2011         478,957
  1,020,000   CALIFORNIA STATE PUBLIC WORKS BOARD CALIFORNIA COMMUNITY COLLEGES SERIES A
              (LEASE REVENUE, AMBAC INSURED)                                                     5.25     12/01/2012       1,027,293
    100,000   CALIFORNIA STATE PUBLIC WORKS BOARD CALIFORNIA COMMUNITY COLLEGES SERIES A
              (LEASE REVENUE, AMBAC INSURED)                                                     5.50     04/01/2013         100,217
  1,930,000   CALIFORNIA STATE PUBLIC WORKS BOARD CALIFORNIA COMMUNITY COLLEGES SERIES B
              (LEASE REVENUE, NATL-RE INSURED)                                                   5.10     09/01/2013       1,952,639
    750,000   CALIFORNIA STATE PUBLIC WORKS BOARD CALIFORNIA COMMUNITY COLLEGES SERIES D
              (LEASE REVENUE, NATL-RE INSURED)                                                   5.38     03/01/2012         751,830
    450,000   CALIFORNIA STATE PUBLIC WORKS BOARD CALIFORNIA STATE UNIVERSITY SERIES A
              (LEASE REVENUE, AMBAC INSURED)                                                     5.00     10/01/2010         451,395
    365,000   CALIFORNIA STATE PUBLIC WORKS BOARD CALIFORNIA STATE UNIVERSITY TRUSTEES
              SERIES B (LEASE REVENUE)                                                           5.00     09/01/2013         367,431
     50,000   CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT OF CORRECTIONS & REHABILITATION
              SERIS J (LEASE REVENUE, AMBAC INSURED)                                             5.00     01/01/2010          50,000
    845,000   CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT OF CORRECTIONS (LEASE REVENUE,
              NATL-RE/IBC BANK INSURED)                                                          5.50     06/01/2015         901,040
  1,445,000   CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT OF CORRECTIONS STATE PRISONS
              SERIES A (LEASE REVENUE, AMBAC INSURED)                                            5.25     12/01/2013       1,513,377
    500,000   CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT OF HEALTH SERVICES SERIES A
              (LEASE REVENUE, NATL-RE INSURED)                                                   5.20     11/01/2012         506,060
    500,000   CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT OF HEALTH SERVICES SERIES A
              (LEASE REVENUE, NATL-RE INSURED)                                                   5.50     11/01/2015         505,570
    850,000   CALIFORNIA STATE PUBLIC WORKS BOARD STATE ARCHIVES (LEASE REVENUE,
              NATL-RE/IBC BANK INSURED)                                                          5.38     12/01/2010         852,890
    250,000   CALIFORNIA STATE PUBLIC WORKS BOARD TRUSTEES CALIFORNIA STATE UNIVERSITY
              SERIES A (LEASE REVENUE)                                                           5.25     10/01/2013         251,710
    150,000   CALIFORNIA STATE PUBLIC WORKS BOARD UNIVERSITY OF CALIFORNIA RESEARCH PROJECT
              SERIES L (COLLEGE & UNIVERSITY REVENUE)                                            5.25     11/01/2010         155,753
    800,000   CALIFORNIA STATE VETERANS BONDS SERIES BG (TAX REVENUE, AGM INSURED)               5.15     12/01/2015         801,192
  1,000,000   CALIFORNIA STATE VETERANS BONDS SERIES BH (TAX REVENUE)                            5.40     12/01/2014       1,000,000
  1,000,000   CALIFORNIA STATE VETERANS BONDS SERIES CA (TAX REVENUE)                            4.45     12/01/2017       1,020,520
    200,000   CALIFORNIA STATEWIDE CDA COP (ACA RADIAN INSURED)+/-ss(a)(m)(n)                    0.69     05/15/2029         190,000
  1,150,000   CALIFORNIA STATEWIDE CDA COP HEALTH FACILITIES (LEASE REVENUE, NATL-RE
              INSURED)                                                                           5.50     09/01/2014       1,272,188
  1,000,000   CALIFORNIA STATEWIDE CDA DISPOSAL REPUBLIC SERVICES SERIES A (RESOURCE
              RECOVERY REVENUE)(i)                                                               4.95     12/01/2012       1,024,190
    610,000   CALIFORNIA STATEWIDE CDA INTERNATIONAL SCHOOL PENINSULA PROJECT (PRIVATE
              SCHOOLS REVENUE)                                                                   4.60     11/01/2013         590,602
    630,000   CALIFORNIA STATEWIDE CDA JOHN MUIR MT. DIABLO HEALTH SYSTEMS
              (HCFR, NATL-RE INSURED)                                                            5.50     08/15/2012         665,469
    750,000   CALIFORNIA STATEWIDE CDA KAISER PERMANENTE SERIES B (HCFR)+/-ss                    3.90     08/01/2031         784,980
    725,000   CALIFORNIA STATEWIDE CDA KAISER PERMANENTE SERIES C (HCFR)+/-ss                    3.85     11/01/2029         756,936
  1,500,000   CALIFORNIA STATEWIDE CDA PROPOSITION 1A RECEIVABLES PROGRAM (OTHER REVENUE)        4.00     06/15/2013       1,545,090
  4,000,000   CALIFORNIA STATEWIDE CDA PROPOSITION 1A RECEIVABLES PROGRAM (OTHER REVENUE)        5.00     06/15/2013       4,254,480
    455,000   CALIFORNIA STATEWIDE CDA QUAIL RIDGE APARTMENTS SERIES E1 (HOUSING REVENUE)        4.25     07/01/2012         445,613
  1,390,000   CALIFORNIA STATEWIDE CDA SHERMAN OAKS PROJECT SERIES A (OTHER REVENUE,
              AMBAC INSURED)                                                                     5.50     08/01/2011       1,427,864
  1,270,000   CALIFORNIA STATEWIDE CDA ST. JOSEPH (HCFR, FSA INSURED)                            4.50     07/01/2018       1,319,936
    375,000   CENTINELA VALLEY CA UNION HIGH SCHOOL DISTRICT SERIES A (PROPERTY TAX REVENUE,
              FSA INSURED)##                                                                     3.89     08/01/2015         301,166
    100,000   CERRITOS CA COMMUNITY COLLEGE DISTRICT ELECTION 2004 SERIES A
              (PROPERTY TAX REVENUE, NATL-RE INSURED)                                            4.50     08/01/2010         102,336

                WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS 19


Portfolio of Investments--December 31, 2009 (Unaudited)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

                                                                                               INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                                                                      RATE        DATE          VALUE
-----------   ------------------------------------------------------------------------------   --------   ----------   -------------
CALIFORNIA (continued)
$   430,000   CHULA VISTA CA COP (LEASE REVENUE, NATL-RE INSURED)                                4.50%    08/01/2016   $     439,125
    500,000   COLTON CA JOINT USD ELECTION OF 2001 SERIES C (PROPERTY TAX REVENUE,
              NATL-RE FGIC INSURED)                                                              3.75     02/01/2010         501,040
    230,000   COMPTON CA SOLID WASTE MANAGEMENT FACILITIES (RESOURCE RECOVERY REVENUE)           4.80     08/01/2020         215,096
    450,000   CONTRA COSTA COUNTY CA PFA SERIES B (LEASE REVENUE, NATL-RE INSURED)               4.00     06/01/2013         466,907
  1,205,000   CORONA CA PFA CITY HALL PROJECT SERIES B (LEASE REVENUE, NATL-RE INSURED)          5.38     09/01/2018       1,223,364
    170,000   CORONA CA REDEVELOPMENT AGENCY MERGED DOWNTOWN AMENDED SERIES A
              (TAX ALLOCATION REVENUE, NATL-RE INSURED)                                          3.50     09/01/2011         172,123
  1,555,000   CULVER CITY CA RDFA (TAX REVENUE, AMBAC INSURED)                                   5.50     11/01/2014       1,605,615
  1,000,000   DINUBA CA MERGED CITY REDEVELOPMENT #2 (TAX INCREMENTAL REVENUE)                   4.40     10/01/2011         995,550
    150,000   EAST WHITTIER CA CITY SCHOOL FACULTIES FINANCING AUTHORITY SCHOOL GO PROGRAM
              (MISCELLANEOUS REVENUE, AGM GO OF DISTRICT)                                        5.00     08/01/2010         153,966
  2,000,000   EL CAJON CA PFA SALES TAX SUPPORTED SERIES A (LEASE REVENUE)                       4.00     08/01/2015       2,127,900
    100,000   ETIWANDA CA SCHOOL DISTRICT PFA (OTHER REVENUE, ASSURED GUARANTY)                  4.50     09/15/2010         102,604
    365,000   FOLSOM CA REDEVELOPMENT AGENCY CENTRAL FOLSOM REDEVELOPMENT PROJECT
              (TAX INCREMENTAL/ALLOCATION REVENUE)                                               3.00     08/01/2010         368,727
    200,000   FOLSOM CA REDEVELOPMENT AGENCY CENTRAL FOLSOM REDEVELOPMENT PROJECT
              (TAX INCREMENTAL/ALLOCATION REVENUE)                                               3.00     08/01/2011         203,598
    370,000   FOLSOM CORDOVA CA USD SCHOOL FACILITIES IMPROVEMENT DISTRICT # 1 SERIES A
              (PROPERTY TAX REVENUE, NATL-RE INSURED)                                            5.50     10/01/2015         402,897
    900,000   FOLSOM CORDOVA CA USD SCHOOL FACILITIES IMPROVEMENT DISTRICT # 1 SERIES A
              (PROPERTY TAX REVENUE, NATL-RE INSURED)                                            5.50     10/01/2016         980,019
    400,000   FONTANA CA PFA (LEASE REVENUE, AMBAC INSURED)                                      5.00     09/01/2012         426,696
    825,000   FONTANA CA RDA SIERRA CORRIDOR COMMERCIAL REDEVELOPMENT PROJECT
              (TAX INCREMENTAL/ALLOCATION REVENUE, NATL-RE FGIC INSURED)                         4.50     09/01/2015         858,553
    200,000   FONTANA CA USD (AD VALOREM PROPERTY TAX REVENUE, ASSURED GUARANTY)                 3.00     05/01/2010         201,696
  1,500,000   FONTANA CA USD BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)                      4.00     12/01/2012       1,530,945
    100,000   FREMONT CA MERGED REDEVELOPMENT PROJECT (TAX ALLOCATION REVENUE, XLCA INSURED)     3.38     09/01/2010         100,094
    200,000   FRESNO CA USD SERIES A (PROPERTY TAX REVENUE, NATL-RE INSURED)                     6.55     08/01/2020         229,516
    460,000   FULLERTON CA PFA (TAX INCREMENTAL REVENUE, AMBAC INSURED)                          5.00     09/01/2011         478,359
  1,150,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION ASSET-BACKED SERIES A 1
              (TOBACCO SETTLEMENT REVENUE)                                                       4.50     06/01/2027       1,034,057
    100,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION ENHANCED ASSET-BACKED SERIES A
              (TOBACCO SETTLEMENT REVENUE, AMBAC INSURED)                                        3.25     06/01/2010         100,805
    250,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION ENHANCED ASSET-BACKED SERIES A
              (TOBACCO SETTLEMENT REVENUE, AMBAC INSURED)                                        5.00     06/01/2010         253,823
  2,910,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION SERIES 2003 A 1
              (TOBACCO SETTLEMENT REVENUE)                                                       6.25     06/01/2033       3,231,846
    200,000   GOLDEN WEST CA SCHOOLS FINANCING AUTHORITY CAPITAL APPRECIATION SERIES A
              (OTHER REVENUE, NATL-RE INSURED)##                                                 2.61     02/01/2013         184,790
    100,000   HAWTHORNE CA SCHOOL DISTRICT ELECTION 2008 SERIES A (PROPERTY TAX REVENUE,
              ASSURED GUARANTY)##                                                                2.94     08/01/2013          90,191
    100,000   HAWTHORNE CA SCHOOL DISTRICT ELECTION 2008 SERIES A (PROPERTY TAX REVENUE,
              ASSURED GUARANTY)##                                                                3.89     08/01/2015          80,311
    155,000   HAWTHORNE CA SCHOOL DISTRICT ELECTION 2008 SERIES A (PROPERTY TAX REVENUE,
              ASSURED GUARANTY)##                                                                4.21     08/01/2016         116,850
    165,000   HAWTHORNE CA SCHOOL DISTRICT ELECTION 2008 SERIES A (PROPERTY TAX REVENUE,
              ASSURED GUARANTY)##                                                                4.47     08/01/2017         116,629
    100,000   HIGHLAND CA COMMUNITY FACILITIES DISTRICT 90-1 SERIES A (TAX REVENUE,
              AMBAC INSURED)                                                                     4.25     09/01/2011         103,969
    240,000   HORICON CA ELEMENTARY SCHOOL DISTRICT (PROPERTY TAX REVENUE, AMBAC INSURED)        4.00     08/01/2011         251,311
    265,000   HORICON CA ELEMENTARY SCHOOL DISTRICT (PROPERTY TAX REVENUE, AMBAC INSURED)        4.00     08/01/2012         282,307
    280,000   HORICON CA ELEMENTARY SCHOOL DISTRICT (PROPERTY TAX REVENUE, AMBAC INSURED)        4.00     08/01/2013         302,282
    295,000   HORICON CA ELEMENTARY SCHOOL DISTRICT (PROPERTY TAX REVENUE, AMBAC INSURED)        4.00     08/01/2014         318,388
    650,000   INDUSTRY CA (PROPERTY TAX REVENUE)                                                 1.15     07/01/2010         651,716

                20 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS


                         Portfolio of Investments--December 31, 2009 (Unaudited)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

                                                                                               INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                                                                      RATE        DATE          VALUE
-----------   ------------------------------------------------------------------------------   --------   ----------   -------------
CALIFORNIA (continued)
$   395,000   INGLEWOOD CA RDA SUB LIEN MERGED REDEVELOPMENT PROJECT
              (TAX INCREMENTAL/ALLOCATION REVENUE, ACA INSURED)##                                4.79%    05/01/2012   $     353,888
    150,000   INGLEWOOD CA RDA SUB LIEN MERGED REDEVELOPMENT PROJECT
              (TAX INCREMENTAL/ALLOCATION REVENUE, ACA INSURED)##                                5.17     05/01/2013         126,713
    200,000   IRVINE RANCH WATER DISTRICT CA (PROPERTY TAX REVENUE, LANDESBANK HESSEN
              THURINGEN LOC)+/-ss                                                                0.18     10/01/2010         200,000
    260,000   LAKE ELSINORE CA SCHOOL FINANCING AUTHORITY HORSETHIEF CANYON
              (SPECIAL TAX REVENUE)                                                              5.35     09/01/2010         262,311
    750,000   LANCASTER CA RDA COMBINED REDEVELOPMENT PROJECT AREAS
              (TAX INCREMENTAL/ALLOCATION REVENUE)                                               4.50     08/01/2014         781,583
    585,000   LANCASTER CA RDA COMBINED REDEVELOPMENT PROJECT AREAS
              (TAX INCREMENTAL/ALLOCATION REVENUE)                                               4.75     08/01/2015         611,179
    250,000   LINCOLN CA COMMUNITY FACILITIES DISTRICT # 2003-1 (TAX REVENUE)                    6.00     09/01/2034         297,760
    340,000   LINDSAY CA USD COP (LEASE REVENUE, ASSURED GUARANTY)                               5.00     10/01/2014         371,297
    285,000   LONG BEACH CA AQUARIUM OF THE PACIFIC (LEASE REVENUE, AMBAC INSURED)               5.50     11/01/2012         297,138
  1,045,000   LONG BEACH CA BOND FINANCE AUTHORITY AQUARIUM OF THE SOUTH PACIFIC
              (LEASE REVENUE, AMBAC INSURED)                                                     5.50     11/01/2015       1,071,846
  1,000,000   LONG BEACH CA COMMUNITY COLLEGE DISTRICT BOND ANTICIPATION NOTES SERIES A
              (OTHER REVENUE)                                                                    9.85     01/15/2013       1,202,030
    250,000   LONG BEACH CA PUBLIC SAFETY FACILITIES PROJECT (LEASE REVENUE, AMBAC INSURED)      5.25     11/01/2015         258,083
    995,000   LONG BEACH CA SERIES B (AIRPORT REVENUE)                                           4.00     06/01/2014       1,011,865
    145,000   LOS ANGELES CA CDA EARTHQUAKE DISASTER PROJECT SERIES D
              (TAX INCREMENTAL/ALLOCATION REVENUE)                                               5.00     09/01/2010         148,265
    255,000   LOS ANGELES CA CDA EARTHQUAKE DISASTER PROJECT SERIES D
              (TAX INCREMENTAL/ALLOCATION REVENUE)                                               5.00     09/01/2014         277,045
    375,000   LOS ANGELES CA CDA EARTHQUAKE DISASTER PROJECT SERIES D
              (TAX INCREMENTAL/ALLOCATION REVENUE)                                               5.00     09/01/2015         404,790
    150,000   LOS ANGELES CA CONVENTION & EXHIBIT CENTER SERIES A
              (LEASE REVENUE, NATL-RE INSURED)                                                   6.00     08/15/2010         155,183
    300,000   LOS ANGELES CA COP HOLLYWOOD PRESBYTERIAN MEDICAL CENTER
              (LEASE REVENUE, INDLC INSURED )                                                    9.63     07/01/2013         348,090
    230,000   LOS ANGELES CA DW&P PREREFUNDED (ELECTRIC, POWER & LIGHT REVENUES,
              NATL-RE INSURED)                                                                   4.75     08/15/2011         230,761
  1,000,000   LOS ANGELES CA DW&P SUBSERIES B 7 (ELECTRIC, POWER & LIGHT REVENUES)+/-ss          0.15     07/01/2034       1,000,000
    610,000   LOS ANGELES CA STATE CALIFORNIA DEPARTMENT SERIES A (LEASE REVENUE,
              NATL-RE INSURED)                                                                   5.63     05/01/2011         623,652
  1,000,000   LOS ANGELES COUNTY CA COMMUNITY FACILITIES DISTRICT # 5 ROWLAND HEIGHTS AREA
              (SPECIAL TAX REVENUE, AGM INSURED)                                                 5.00     09/01/2019       1,005,470
    500,000   LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY SERIES E
              (SALES TAX REVENUE)                                                                3.00     07/01/2010         506,460
    250,000   LOS ANGELES COUNTY CA PUBLIC WORKS FINANCING AUTHORITY MASTER PROJECT SERIES A
              (LEASE REVENUE, NATL-RE INSURED)                                                   5.00     09/01/2011         261,848
    515,000   LOS ANGELES COUNTY CA PUBLIC WORKS FINANCING AUTHORITY MASTER PROJECT SERIES A
              (LEASE REVENUE, NATL-RE INSURED)                                                   5.00     09/01/2014         556,257
    560,000   LOS ANGELES COUNTY CA PUBLIC WORKS FINANCING AUTHORITY REGIONAL PARK & OPEN
              SPACE DISTRICT (SPECIAL ASSESSMENT REVENUE, AGM INSURED)                           5.00     10/01/2010         577,780
    160,000   LOS ANGELES COUNTY CA TRANSPORTATION COMMISSION SALES SERIES B
              (SALES TAX REVENUE)                                                                6.50     07/01/2010         163,954
    350,000   MARIN CA PUBLIC SAFETY & EMERGENCY RADIO (OTHER REVENUE, AMBAC INSURED)            5.00     08/15/2010         354,939
    100,000   MARIN CA PUBLIC SAFETY & EMERGENCY RADIO (OTHER REVENUE, AMBAC INSURED)            5.00     08/15/2014         101,176
    100,000   MARIN COUNTY CA COP CAPITAL IMPROVEMENT PROJECTS SERIES B (LEASE REVENUE,
              AGM INSURED)                                                                       4.40     08/01/2010         100,798
    180,000   METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA SERIES A (PROPERTY TAX
              REVENUE)                                                                           5.25     03/01/2011         181,433
    200,000   METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA SERIES B 2 (UTILITIES
              REVENUE)+/-ss                                                                      0.20     07/01/2035         200,000
    115,000   MISSION VIEJO CA CDA SERIES A (LEASE REVENUE)                                      5.00     05/01/2010         116,704
    500,000   MOJAVE CA USD COP (LEASE REVENUE, AGM INSURED)##                                   2.14     09/01/2012         472,485

                WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS 21


Portfolio of Investments--December 31, 2009 (Unaudited)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

                                                                                               INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                                                                      RATE        DATE          VALUE
-----------   ------------------------------------------------------------------------------   --------   ----------   -------------
CALIFORNIA (continued)
$ 1,070,000   MOUNT PLEASANT CA ELEMENTARY SCHOOL DISTRICT CAPITAL APPRECIATION 1998
              ELECTION SERIES S (PROPERTY TAX REVENUE, AMBAC INSURED)##                          3.66%    09/01/2014   $     903,101
    500,000   MOUNTAIN VIEW CA SHORELINE REGIONAL PARK COMMUNITY SERIES A
              (TAX ALLOCATION REVENUE, NATL-RE INSURED)                                          5.50     08/01/2013         500,965
  1,000,000   NAPA-VALLEJO CA SOLID WASTE TRANSFER FACILITY (SOLID WASTE REVENUE)                5.10     02/15/2011       1,001,480
    990,000   NAPA-VALLEJO CA SOLID WASTE TRANSFER FACILITY (SOLID WASTE REVENUE)                5.30     02/15/2012         991,337
    300,000   NEW HAVEN CA USD CAPITAL APPRECIATION ELECTION OF 2003 SERIES A
              (PROPERTY TAX REVENUE, NATL-RE INSURED)##                                          2.16     08/01/2010         296,361
    905,000   NEW HAVEN CA USD REFUNDING (PROPERTY TAX REVENUE, AGM INSURED)                    12.00     08/01/2013       1,231,479
  2,680,000   NORTHERN CA CALIFORNIA-OREGON TRANSMISSION PROJECT SERIES A (POWER REVENUE,
              NATL-RE INSURED)                                                                   7.00     05/01/2013       2,921,682
    100,000   NORWALK-LA MARINDA CA USD UNREFUNDED BALANCE (PROPERTY TAX REVENUES,
              NATL-RE INSURED)                                                                   5.00     08/01/2010         102,112
  1,125,000   OAKLAND CA JOINT POWERS FINANCING AUTHORITY OAKLAND CONVENTION CENTERS
              (LEASE REVENUE, AMBAC INSURED)                                                     5.50     10/01/2011       1,175,580
    290,000   OAKLAND CA JOINT POWERS FINANCING AUTHORITY OAKLAND CONVENTION CENTERS
              (LEASE REVENUE, AMBAC INSURED)                                                     5.50     10/01/2013         311,045
    300,000   OAKLAND CA JOINT POWERS FINANCING AUTHORITY SERIES A1 (LEASE REVENUE,
              ASSURED GUARANTY)                                                                  3.50     01/01/2011         307,779
    500,000   OAKLAND CA USD ALAMEDA COUNTY (PROPERTY TAX REVENUE, NATL-RE INSURED)              3.75     08/01/2012         514,065
    435,000   OAKLAND CA USD ALAMEDA COUNTY ELECTION 2006 SERIES A (PROPERTY TAX REVENUE)        4.00     08/01/2014         449,512
    280,000   OAKLAND CA USD ALAMEDA COUNTY ELECTION 2008 (PROPERTY TAX REVENUE,
              NATL-RE INSURED)                                                                   5.00     08/01/2016         292,650
  1,140,000   OCEANSIDE CA COP SERIES A (LEASE REVENUE, AMBAC INSURED)                           5.00     04/01/2010       1,147,775
  1,500,000   ORANGE COUNTY CA LOCAL TRANSPORTATION AUTHORITY LINKED SAVERS & RIBS
              (SALES TAX REVENUE)                                                                6.20     02/14/2011       1,547,460
    185,000   OXNARD CA COP (LEASE REVENUE, AMBAC INSURED)                                       4.45     06/01/2012         187,078
    200,000   PADRE DAM CA MUNICIPAL WATER DISTRICT COP CAPITAL IMPROVEMENT PROJECT SERIES A
              (LEASE REVENUE)                                                                    2.00     10/01/2010         202,250
    150,000   PALM DESERT CA FINANCING AUTHORITY HOUSING SET-ASIDE (TAX INCREMENTAL REVENUE,
              NATL-RE INSURED)                                                                   5.00     10/01/2013         159,845
    290,000   PALM SPRINGS CA AIRPORT SUB LIEN PALM SPRINGS INTERNATIONAL AIRPORT (AIRPORT
              REVENUE)                                                                           5.10     07/01/2012         283,852
    410,000   PALM SPRINGS CA AIRPORT SUB LIEN PALM SPRINGS INTERNATIONAL AIRPORT (AIRPORT
              REVENUE)                                                                           5.20     07/01/2013         395,010
    200,000   PALM SPRINGS CA AIRPORT SUB LIEN PALM SPRINGS INTERNATIONAL AIRPORT (AIRPORT
              REVENUE)                                                                           5.30     07/01/2013         196,378
    430,000   PALM SPRINGS CA AIRPORT SUB LIEN PALM SPRINGS INTERNATIONAL AIRPORT (AIRPORT
              REVENUE)                                                                           5.30     07/01/2014         410,788
  1,005,709   PALO VERDE CA USD FLEXFUND PROGRAM (EDUCATIONAL FACILITIES REVENUE)(i)             4.80     09/01/2027         967,683
    135,000   PALOS VERDES PENINSULA CA USD SERIES A (PROPERTY TAX REVENUE)                      5.75     11/01/2018         142,484
    110,000   POMONA CA MERGED REDEVELOPMENT PREREFUNDED (TAX REVENUE, AMBAC INSURED)            4.50     02/01/2010         110,387
  1,830,000   POMONA CA PFA REDEVELOPMENT PROJECT SERIES AD (TAX ALLOCATION REVENUE,
              NATL-RE INSURED)                                                                   4.75     02/01/2013       1,875,476
    105,000   PORT OF OAKLAND CA SERIES A (MARINA REVENUE, NATL-RE INSURED)                      5.00     11/01/2010         107,952
     20,000   PORT OF OAKLAND CA SERIES K PREREFUNDED (MARINA REVENUE, NATL-RE FGIC INSURED)     5.75     11/01/2012          20,311
      5,000   PORT OF OAKLAND CA SERIES K PREREFUNDED (MARINA REVENUE, NATL-RE FGIC INSURED)     5.75     11/01/2014           5,078
  2,430,000   PORT OF OAKLAND CA SERIES K UNREFUNDED (MARINA REVENUE, NATL-RE FGIC INSURED)      5.75     11/01/2012       2,455,515
  1,000,000   PORT OF OAKLAND CA SERIES K UNREFUNDED (MARINA REVENUE, NATL-RE FGIC INSURED)      5.75     11/01/2013       1,009,330
    995,000   PORT OF OAKLAND CA SERIES K UNREFUNDED (MARINA REVENUE, NATL-RE FGIC INSURED)      5.75     11/01/2014       1,002,851
    500,000   PORT OF OAKLAND CA SERIES K UNREFUNDED (MARINA REVENUE, NATL-RE FGIC INSURED)      5.88     11/01/2017         501,935
  1,015,000   POWAY CA COMMUNITY FACILITIES DISTRICT #88-1 PARKWAY BUSINESS (OTHER REVENUE)      2.00     08/15/2010       1,015,995
  1,100,000   POWAY CA COMMUNITY FACILITIES DISTRICT #88-1 PARKWAY BUSINESS (OTHER REVENUE)      3.63     08/15/2014       1,093,719
  1,000,000   POWAY CA RDA PAGUAY REDEVELOPMENT PROJECT SERIES A (TAX ALLOCATION REVENUE,
              NATL-RE INSURED)                                                                   3.50     06/15/2010       1,005,770
    500,000   POWAY CA RDA PAGUAY REDEVELOPMENT PROJECT SERIES A (TAX ALLOCATION REVENUE,
              NATL-RE INSURED)                                                                   4.50     06/15/2014         519,900
    500,000   RANCHO CUCAMONGA CA REDEVELOPMENT AGENCY RANCHO REDEVELOPMENT PROJECT
              (TAX INCREMENTAL REVENUE, AGM INSURED)                                             5.00     09/01/2013         506,580

                22 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS


                         Portfolio of Investments--December 31, 2009 (Unaudited)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

                                                                                               INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                                                                      RATE        DATE          VALUE
-----------   ------------------------------------------------------------------------------   --------   ----------   -------------
CALIFORNIA (CONTINUED)
$   350,000   RANCHO CUCAMONGA CA REDEVELOPMENT AGENCY RANCHO REDEVELOPMENT PROJECT
              (TAX INCREMENTAL REVENUE, AMBAC INSURED)                                           5.00%    09/01/2011   $     363,969
  1,100,000   RIVERSIDE CA COMMUNITY FACILITIES DISTRICT # 90-1 SERIES A (SPECIAL TAX
              REVENUE, NATL-RE INSURED)                                                          5.50     09/01/2013       1,136,938
  1,000,000   RIVERSIDE COUNTY CA PALM DESERT FINANCING AUTHORITY SERIES A (LEASE REVENUE)       4.50     05/01/2012       1,058,900
    545,000   RIVERSIDE COUNTY CA PFA JURUPA VALLEY DESERT & INTERSTATE 215
              (TAX INCREMENTAL/ALLOCATION REVENUE, NATL-RE INSURED)                              4.50     10/01/2015         560,200
  1,000,000   RIVERSIDE COUNTY CA PFA JURUPA VALLEY DESERT & INTERSTATE 215
              (TAX INCREMENTAL/ALLOCATION REVENUE, NATL-RE INSURED)                              5.00     10/01/2014       1,060,350
    500,000   ROSEVILLE CA NATURAL GAS FINANCING AUTHORITY (UTILITIES REVENUE)                   5.00     02/15/2015         521,775
  1,000,000   SACRAMENTO CA AIRPORT SERIES D (AIRPORT REVENUE)                                   5.00     07/01/2014       1,103,360
    190,000   SACRAMENTO CA CITY FINANCING AUTHORITY (LEASE REVENUE)                             5.00     07/01/2010         192,483
    300,000   SACRAMENTO CA CITY FINANCING AUTHORITY EPA BUILDING SERIES B (LEASE REVENUE,
              AMBAC INSURED)                                                                     5.00     05/01/2014         302,178
    255,000   SACRAMENTO CA CITY FINANCING AUTHORITY SERIES A (LEASE REVENUE, AMBAC INSURED)     5.38     11/01/2014         271,259
    895,000   SACRAMENTO CA CITY FINANCING AUTHORITY SERIES B (LEASE REVENUE)                    5.00     11/01/2014         942,623
    500,000   SACRAMENTO CA MUNICIPAL UTILITY DISTRICT SERIES G (POWER REVENUE, NATL-RE
              INSURED)                                                                           6.50     09/01/2013         549,075
    310,000   SACRAMENTO CA MUNICIPAL UTILITY DISTRICT SERIES O (POWER REVENUE, NATL-RE
              INSURED)                                                                           5.25     08/15/2015         320,236
    600,000   SACRAMENTO CA MUNICIPAL UTILITY DISTRICT SERIES S (POWER REVENUE, AGM INSURED)     5.00     11/15/2010         623,724
  1,000,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY SERIES A
              (SEWER REVENUE)                                                                    6.00     12/01/2014       1,059,800
    100,000   SADDLEBACK VALLEY CA USD PFA SERIES A (TAX REVENUE, AGM INSURED)                   4.30     09/01/2010         101,284
    985,000   SALINAS VALLEY CA SOLID WASTE AUTHORITY (SOLID WASTE REVENUE, AMBAC INSURED)       5.00     08/01/2012       1,022,893
    910,000   SAN BERNARDINO COUNTY CA FINANCING AUTHORITY FACILITIES PROJECT (OTHER
              REVENUE)                                                                           5.10     06/01/2017         847,974
  2,000,000   SAN BERNARDINO COUNTY CA SAN BERNARDINO COUNTY COP ARROWHEAD PROJECT SERIES A
              (LEASE REVENUE)                                                                    5.50     08/01/2020       2,057,980
    100,000   SAN BERNARDINO COUNTY CA TRANSPORTATION AUTHORITY SERIES A (SALES TAX REVENUE,
              AMBAC INSURED)                                                                     5.00     03/01/2010         100,664
    485,000   SAN DIEGO CA RDA TAX ALLOCATION CENTRE CITY SERIES A (TAX INCREMENTAL REVENUE,
              XLCA INSURED)                                                                      5.00     09/01/2014         520,584
  3,600,000   SAN DIEGO COUNTY CA COP (LEASE REVENUE, AMBAC INSURED)                             5.63     09/01/2012       3,741,156
    500,000   SAN FRANCISCO CA AIRPORT IMPROVEMENT UNITED AIRLINES INCORPORATED PROJECT
              (AIRPORT REVENUE)                                                                  8.00     07/01/2013         564,565
  1,000,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SECOND SERIES 37C
              (AIRPORT REVENUE, FSA INSURED)+/-ss                                                0.25     05/01/2029       1,000,000
    250,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SECOND SERIES 37D
              (OTHER REVENUE, AGM INSURED)+/-ss                                                  0.25     05/01/2030         250,000
    240,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SECOND SERIES ISSUE 30
              (AIRPORT REVENUE, XLCA INSURED)                                                    4.00     05/01/2014         253,733
    100,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SERIES 26A (AIRPORT
              REVENUE, NATL-RE FGIC INSURED)                                                     5.00     05/01/2016         101,252
  1,000,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS SECOND SERIES C (AIRPORT REVENUE,
              FSA INSURED)                                                                       5.00     05/01/2015       1,114,600
    100,000   SAN FRANCISCO CA CITY & COUNTY RDFA (SALES TAX REVENUE, AGM INSURED)               5.00     07/01/2010         101,338
  1,000,000   SAN FRANCISCO CA CITY & COUNTY RDFA GEORGE R. MOSCONE CENTER (LEASE REVENUE,
              AGM INSURED)                                                                       5.00     07/01/2017       1,066,700
    125,000   SAN FRANCISCO CA CITY & COUNTY RDFA MISSION BAY NORTH REDEVELOPMENT SERIES C
              (TAX REVENUE)                                                                      4.50     08/01/2014         129,230
    310,000   SAN FRANCISCO CA CITY & COUNTY RDFA MISSION BAY NORTH REDEVELOPMENT SERIES C
              (TAX REVENUE)                                                                      4.50     08/01/2016         311,922
    500,000   SAN FRANCISCO CA CITY & COUNTY RDFA MISSION BAY SOUTH REDEVELOPMENT SERIES D
              (TAX REVENUE)                                                                      4.00     08/01/2012         515,345
    500,000   SAN FRANCISCO CA CITY & COUNTY RDFA MISSION BAY SOUTH REDEVELOPMENT SERIES D
              (TAX REVENUE)                                                                      5.00     08/01/2014         533,675
  2,000,000   SAN FRANCISCO CA CITY & COUNTY RDFA SAN FRANCISCO REDEVELOPMENT PROJECT SERIES
              B (TAX INCREMENTAL/ALLOCATION REVENUE, NATL-RE FGIC INSURED)                       5.25     08/01/2018       2,041,020

                WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS 23


Portfolio of Investments--December 31, 2009 (Unaudited)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

                                                                                               INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                                                                      RATE        DATE          VALUE
-----------   ------------------------------------------------------------------------------   --------   ----------   -------------
CALIFORNIA (continued)
$   250,000   SAN FRANCISCO CITY & COUNTY CA RDFA SAN FRANCISCO REDEVELOPMENT PROJECT
              SERIES B (TAX REVENUE, NATL-RE FGIC INSURED)                                       5.25%    08/01/2013   $     268,063
  1,000,000   SAN JOSE CA CONVENTION CENTER PROJECT SERIES F (LEASE REVENUE, NATL-RE
              INSURED)                                                                           5.00     09/01/2015       1,053,760
    100,000   SAN JOSE CA REDEVELOPMENT AGENCY MERGED AREA REDEVELOPMENT PROJECT SERIES A
              (TAX INCREMENTAL/ALLOCATION REVENUE)                                               4.00     08/01/2010         101,001
    675,000   SAN JOSE CA REDEVELOPMENT AGENCY SERIES A (TAX ALLOCATION REVENUE)                 5.25     08/01/2011         702,898
    550,000   SAN JOSE CA REDEVELOPMENT AGENCY SERIES A (TAX ALLOCATION REVENUE)                 6.13     08/01/2015         615,731
  1,000,000   SAN LUIS & DELTA-MENDOTA CA WATER AUTHORITY DHCCP DEVELOPMENT PROJECT SERIES A
              (WATER REVENUE)                                                                    4.50     03/01/2014       1,065,050
  1,100,000   SANTA CLARA VALLEY CA TRANSPORTATION AUTHORITY SERIES A (SALES TAX REVENUE)
              +/-ss                                                                              0.24     06/01/2026       1,100,000
    120,000   SANTA CRUZ COUNTY CA RDA LIVE OAK SOQUEL COMMUNITY IMPROVEMENT SERIES A
              (TAX INCREMENTAL REVENUE)                                                          4.20     09/01/2012         123,910
     75,000   SANTA MARGARITA-DANA POINT AUTHORITY CA IMPROVEMENT DISTRICTS 1, 2, 2A & 8
              SERIES A
              (OTHER REVENUE, NATL-RE INSURED)                                                   7.25     08/01/2010          77,401
    500,000   SIERRA CA JOINT COMMUNITY COLLEGE DISTRICT SCHOOL FACILITIES IMPROVEMENT
              DISTRICT # 2 CAPITAL APPRECIATION WESTERN NEVADA SERIES A (LEASE REVENUE,
              NATL-RE INSURED)##                                                                 3.69     08/01/2015         405,330
    250,000   SIGNAL HILL CA REDEVELOPMENT PROJECT # 1 (TAX INCREMENTAL/ALLOCATION REVENUE)      3.00     10/01/2010         253,535
    550,000   SIGNAL HILL CA REDEVELOPMENT PROJECT # 1 (TAX INCREMENTAL/ALLOCATION REVENUE)      4.13     10/01/2016         550,358
  1,020,000   SOLANO COUNTY CA COP (LEASE REVENUE)                                               4.25     11/15/2014       1,074,142
    250,000   SOLANO COUNTY CA COP REFINANCING SERIES A (LEASE REVENUE, NATL-RE INSURED)         3.00     11/15/2010         254,743
  1,365,000   SOUTH GATE CA PFA SOUTHGATE REDEVELOPMENT PROJECT # 1 (TAX REVENUE,
              AMBAC INSURED)                                                                     5.25     09/01/2019       1,389,010
    500,000   SOUTHERN CA PUBLIC POWER AUTHORITY NATIONAL GAS PROJECT # 1 SERIES A
              (NATURAL GAS REVENUE)                                                              5.00     11/01/2012         532,810
    100,000   SUNNYVALE CA (SOLID WASTE REVENUE, AMBAC INSURED)                                  5.00     10/01/2010         102,540
  2,170,000   TORRANCE CA RDA REFERENDUM SERIES C (TAX ALLOCATION REVENUE, NATL-RE INSURED)      5.45     09/01/2018       2,195,064
    315,000   TRACY CA JOINT USD ELECTION 2006 (PROPERTY TAX REVENUE, AGM INSURED)               6.00     08/01/2013         358,939
    345,000   TRACY CA JOINT USD ELECTION 2006 (PROPERTY TAX REVENUE, AGM INSURED)               8.00     08/01/2012         400,852
    500,000   TURLOCK CA IRRIGATION DISTRICT SERIES A (UTILITIES REVENUE, NATL-RE INSURED)       5.00     01/01/2014         501,045
    250,000   TURLOCK CA PFA (WATER REVENUE)                                                     4.00     05/01/2010         252,978
    200,000   UNIVERSITY OF CALIFORNIA LIMITED PROJECT SERIES A (COLLEGE & UNIVERSITY
              REVENUE, NATL-RE INSURED)                                                          5.00     05/15/2010         203,258
  1,000,000   UNIVERSITY OF CALIFORNIA LIMITED PROJECT SERIES B (COLLEGE & UNIVERSITY
              REVENUE, AGM INSURED)                                                              5.00     05/15/2019       1,086,270
    200,000   UNIVERSITY OF CALIFORNIA MULTIPLE PURPOSE PROJECT SERIES O (COLLEGE &
              UNIVERSITY REVENUE, FGIC INSURED)                                                  5.00     09/01/2027         208,292
    545,000   VALLEJO CITY CA USD SERIES A (PROPERTY TAX REVENUE, NATL-RE INSURED)               5.00     02/01/2013         560,325
    280,000   VICTOR VALLEY CA JOINT USD CAPITAL APPRECIATION BONDS (PROPERTY TAX REVENUE,
              ASSURED GUARANTY)##                                                                3.79     08/01/2015         225,770
    465,000   WASHINGTON CA USD YOLO COUNTY COP NEW HIGH SCHOOL PROJECT (LEASE REVENUE,
              AMBAC INSURED)                                                                     4.25     08/01/2013         482,944
    905,000   WASHINGTON TOWNSHIP CA HEALTH CARE DISTRICT SERIES A (HCFR)                        5.00     07/01/2013         943,897
    975,000   WASHINGTON TOWNSHIP CA HEALTH CARE DISTRICT SERIES A (HCFR)                        5.00     07/01/2014       1,011,943
  2,355,000   WEST CONTRA COSTA CA USD 2000 ELECTION SERIES C (PROPERTY TAX REVENUE,
              NATL-RE FGIC INSURED)                                                              5.25     08/01/2018       2,422,541
    520,000   WEST CONTRA COSTA CA USD CABS (PROPERTY TAX REVENUE, NATL-RE INSURED)##            2.86     08/01/2011         497,546
    220,000   WESTSIDE CA USD 2008 ELECTION SERIES A (PROPERTY TAX REVENUE)                      3.00     08/01/2010         223,307
    200,000   WHITTIER CA HCFR PRESBYTERIAN INTERCOMMUNITY HOSPITAL (HCFR, NATL-RE INSURED)      6.25     06/01/2010         204,950
  1,000,000   WHITTIER CA HCFR PRESBYTERIAN INTERCOMMUNITY HOSPITAL SERIES D (HCFR)              4.00     06/01/2013       1,032,060
    245,000   WHITTIER CA PFA GREENLEAF AVENUE WHITTIER RDA SERIES A (LEASE REVENUE)             5.00     11/01/2012         250,138
    500,000   WOODLAND CA TAX & REVENUE ANTICIPATION NOTES (PROPERTY TAX REVENUE)                2.50     06/30/2010         503,480
    415,000   YUBA CITY CA USD SCHOOL FACILITIES IMPROVEMENT 2004-1 SERIES A (PROPERTY
              TAX REVENUE, NATL-RE INSURED)                                                     10.00     09/01/2010         439,784
                                                                                                                         204,660,728
                                                                                                                       -------------

                24 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS


                         Portfolio of Investments--December 31, 2009 (Unaudited)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

                                                                                               INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                                                                      RATE        DATE          VALUE
-----------   ------------------------------------------------------------------------------   --------   ----------   -------------
GUAM: 0.22%
$   500,000  GUAM GOVERNMENT LIMITED OBLIGATION SECTION 30 SERIES A (OTHER REVENUE)              5.00%    12/01/2012   $     528,750
                                                                                                                       -------------
PUERTO RICO: 3.93%
  1,210,000   PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY SERIES A
              (SALES TAX REVENUE, AMBAC INSURED)                                                 5.25     07/01/2010       1,218,833
    805,000   PUERTO RICO COMMONWEALTH PUBLIC IMPROVEMENT (PROPERTY TAX REVENUE,
              NATL-RE INSURED)                                                                   5.75     07/01/2020         826,735
    500,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES EE (POWER REVENUE, NATL-RE
              INSURED)                                                                           5.00     07/01/2012         504,735
  2,000,000   PUERTO RICO HFA VIVIENDA MODERNIZATION (HOUSING REVENUE)                           4.75     10/01/2011       2,003,280
    860,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY (FUEL SALES TAX REVENUE,
              NATL-RE INSURED)                                                                   5.25     07/01/2014         865,693
    595,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES Z (FUEL SALES TAX
              REVENUE, NATL-RE INSURED)                                                          6.25     07/01/2010         608,423
  1,000,000   PUERTO RICO MUNICIPAL FINANCING AGENCY SERIES C (PROPERTY TAX REVENUE, AGM
              INSURED)                                                                           5.00     08/01/2013       1,085,090
  2,000,000   PUERTO RICO SALES TAX FINANCING CORPORATION FIRST SUB-SERIES A (SALES TAX
              REVENUE)+/-ss                                                                      5.00     08/01/2039       2,096,920
                                                                                                                           9,209,709
                                                                                                                       -------------
VIRGIN ISLANDS: 0.23%
    500,000   VIRGIN ISLANDS PFA GROSS RECEIPTS TAXES LOAN NOTES (SALES TAX REVENUE,
              NATL-RE FGIC INSURED)                                                              5.00     10/01/2013         530,805
                                                                                                                       -------------
TOTAL MUNICIPAL BONDS & NOTES (COST $212,448,252)                                                                        214,929,992
                                                                                                                       -------------

  SHARES                                                                                        YIELD
-----------                                                                                    --------
SHORT-TERM INVESTMENTS: 7.35%
MUTUAL FUNDS: 7.35%
 17,222,905   WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET TRUST~+++(u)               0.11                     17,222,905
                                                                                                                       -------------
TOTAL SHORT-TERM INVESTMENTS (COST $17,222,905)                                                                           17,222,905
                                                                                                                       -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $229,671,157)*                                                                  99.04%                             232,152,897
OTHER ASSETS AND LIABILITIES, NET                                                       0.96                               2,260,495
                                                                                      ------                           -------------
TOTAL NET ASSETS                                                                      100.00%                          $ 234,413,392
                                                                                      ======                           =============

----------
+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

##   Zero coupon security. Interest rate presented is yield to maturity.

(i)  Illiquid security.

(m) An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(n) Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

~ The Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $17,222,905.

(u)  Rate shown is the 7-day annualized yield at period end.

* Cost for federal income tax purposes is $229,672,898 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $3,084,372
Gross unrealized depreciation     (604,373)
                                ----------
Net unrealized appreciation     $2,479,999

The accompanying notes are an integral part of these financial statements.

                WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS 25


Portfolio of Investments--December 31, 2009 (Unaudited)

CALIFORNIA TAX-FREE FUND

                                                                                               INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                                                                      RATE        DATE          VALUE
-----------   ------------------------------------------------------------------------------   --------   ----------   -------------
MUNICIPAL BONDS & NOTES: 96.26%
CALIFORNIA: 95.25%
$ 1,500,000   ABC USD CA CAPITAL APPRECIATION SERIES B (PROPERTY TAX REVENUE, FGIC INSURED)##    4.85%    08/01/2018   $     968,445
  3,660,000   ALAMEDA CORRIDOR TRANSPORTATION AUTHORITY CA SUB LIEN SERIES A (TRANSPORTATION
              REVENUE, AMBAC INSURED)##                                                          5.73     10/01/2018       2,198,635
    525,000   ALAMEDA COUNTY CA COP (LEASE REVENUE, AMBAC INSURED)                               5.63     12/01/2015         597,970
  1,105,000   ALISAL CA UNION SCHOOL DISTRICT CAPITAL APPRECIATION 2006 ELECTION SERIES A
              (PROPERTY TAX REVENUE, ASSURED GUARANTY)##                                         4.58     08/01/2017         774,307
  2,170,000   ALISAL UNION SCHOOL DISTRICT CA SERIES B (PROPERTY TAX REVENUE, ASSURED
              GUARANTY)##                                                                        5.81     08/01/2026         835,385
    325,000   ANAHEIM CA PFA (LEASE REVENUE, AGM INSURED)                                        6.00     09/01/2010         335,693
  5,900,000   ANAHEIM CA PFA (LEASE REVENUE, AGM INSURED)##                                      4.98     09/01/2018       3,788,567
 15,110,000   ANAHEIM CA PFA CAPITAL APPRECIATION SUB LIEN PUBLIC IMPROVEMENTS PROJECT
              SERIES C (LEASE REVENUE, AGM INSURED)##                                            6.25     09/01/2025       5,752,679
  3,075,000   ANTELOPE VALLEY CA HEALTH CARE DISTRICT SERIES A (HCFR, AGM INSURED)               5.20     01/01/2017       3,076,507
  4,345,000   AZTEC CA SHOPS LIMITED SAN DIEGO STATE UNIVERSITY (COLLEGE & UNIVERSITY
              REVENUE)                                                                           5.88     09/01/2020       4,353,125
  1,635,000   BAY AREA GOVERNMENTS ASSOCIATION CA (SALES TAX REVENUE, XLCA INSURED)              5.00     08/01/2017       1,675,188
  3,190,000   BELMONT CA COMMUNITY FACILITIES SPECIAL TAX DISTRICT # 2000-1 LIBRARY PROJECT
              SERIES A (TAX INCREMENTAL REVENUE, AMBAC INSURED)                                  5.75     08/01/2030       3,343,790
  2,105,000   BREA CA PFA TAX ALLOCATION SERIES A (TAX INCREMENTAL REVENUE)                      7.00     09/01/2023       2,190,610
  1,500,000   CABRILLO CA USD SERIES A (PROPERTY TAX REVENUE, AMBAC INSURED)##                   5.53     08/01/2021         760,140
  3,000,000   CALIFORNIA CASA COLINA PROJECT (HCFR)                                              6.00     04/01/2022       3,025,980
  3,000,000   CALIFORNIA COMMERCE JOINT POWER FINANCING AUTHORITY (OTHER REVENUE,
              AMBAC INSURED)                                                                     5.00     08/01/2026       2,872,650
  1,085,000   CALIFORNIA EDUCATIONAL FACILITIES POOLED COLLEGE PROJECTS SERIES B
              (COLLEGE & UNIVERSITY REVENUE)                                                     5.13     04/01/2017       1,034,949
    725,000   CALIFORNIA EDUCATIONAL FACILITIES POOLED COLLEGE PROJECTS SERIES B
              (COLLEGE & UNIVERSITY REVENUE)                                                     5.25     04/01/2024         635,412
     65,000   CALIFORNIA EDUCATIONAL FACILITIES POOLED COLLEGE PROJECTS SERIES B UNREFUNDED
              (COLLEGE & UNIVERSITY REVENUE)                                                     5.25     04/01/2024          66,448
  2,750,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY CATHOLIC HEALTHCARE WEST
              SERIES A (HCFR)                                                                    6.00     07/01/2029       2,953,803
  4,425,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES E (SFMR)                                   5.00     02/01/2042       4,369,820
  6,700,000   CALIFORNIA HFA HOME MORTGAGE SERIES E (SFMR)                                       4.65     08/01/2022       6,171,370
  2,845,000   CALIFORNIA HFA HOME MORTGAGE SERIES G (SFMR)                                       5.50     08/01/2042       2,812,283
  7,115,000   CALIFORNIA HFA HOME MORTGAGE SERIES K (SFMR)                                       4.55     08/01/2021       6,459,353
  3,310,000   CALIFORNIA HFA HOME MORTGAGE SERIES M (SFMR)                                       5.00     08/01/2037       3,282,362
  4,500,000   CALIFORNIA HFA HOME MORTGAGE SERIES M (SFMR)                                       4.55     08/01/2021       4,085,325
  2,000,000   CALIFORNIA HFA MULTIFAMILY III SERIES F (MFHR, GO OF AGENCY INSURED, FNMA
              LOC)+/-ss                                                                          0.47     02/01/2032       2,000,000
  4,900,000   CALIFORNIA HFA SERIES J (HOUSING REVENUE)                                          4.95     08/01/2022       4,568,711
  2,275,000   CALIFORNIA HFFA CATHOLIC HEALTHCARE WEST SERIES L (HCFR)                           5.13     07/01/2022       2,354,693
  3,950,000   CALIFORNIA HOME MORTGAGE FINANCE AUTHORITY SERIES E PUTABLE (SFMR,
              GNMA INSURED)ss                                                                    6.10     02/01/2046       4,026,077
    500,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK (LEASE REVENUE, AMBAC)       4.25     09/01/2010         506,545
  3,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK (OTHER REVENUE)              6.25     02/01/2039       3,177,390
  5,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK J. DAVID GLADSTONE
              INSTITUTE PROJECT (HCFR)                                                           5.25     10/01/2034       4,734,700
  1,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK LOS ANGELES COUNTY
              MUSEUM SERIES A (RECREATIONAL FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)
              +/-ss                                                                              0.20     09/01/2037       1,000,000
  2,500,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY COMMUNITY HOSPITALS CENTRAL CALIFORNIA
              (HOSPITAL REVENUE)                                                                 5.00     02/01/2020       2,413,500
  2,000,000   CALIFORNIA POOLED COLLEGE & UNIVERSITY PROJECT SERIES B PREREFUNDED
              (COLLEGE & UNIVERSITY REVENUE)                                                     6.75     06/01/2030       2,073,640
     75,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE-BACKED SECURITIES
              SERIES B (HOUSING REVENUE, GNMA INSURED)                                           6.25     12/01/2031          75,839
     95,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE-BACKED SECURITIES
              SERIES B5 (HOUSING REVENUE, GNMA INSURED)                                          6.35     12/01/2029         101,934

                 26 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS


                         Portfolio of Investments--December 31, 2009 (Unaudited)

CALIFORNIA TAX-FREE FUND

                                                                                               INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                                      RATE        DATE          VALUE
-----------   ------------------------------------------------------------------------------   --------   ----------   -------------
CALIFORNIA (continued)
$ 3,550,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE-BACKED
              SECURITIES SERIES C PUTABLE (HOUSING REVENUE, GNMA)ss                              5.40%    02/01/2046   $   3,454,434
  3,565,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE-BACKED
              SECURITIES SERIES E PUTABLE (HOUSING REVENUE, GNMA)ss                              5.80     08/01/2043       3,616,978
  1,090,000   CALIFORNIA SPECIAL DISTRICT ASSOCIATION FINANCE CORPORATION PROGRAM SERIES MM
              (LEASE REVENUE)                                                                    5.50     06/01/2021       1,090,425
    300,000   CALIFORNIA STATE (GENERAL FUND REVENUE)                                            5.00     03/01/2010         302,028
    200,000   CALIFORNIA STATE (GENERAL FUND REVENUE)                                            5.50     06/01/2019         204,276
    150,000   CALIFORNIA STATE (GENERAL FUND REVENUE)                                            5.75     03/01/2030         152,844
    500,000   CALIFORNIA STATE (GENERAL FUND REVENUE)                                            6.50     09/01/2010         518,330
  8,000,000   CALIFORNIA STATE (PROPERTY TAX REVENUE)                                            5.75     04/01/2031       8,079,200
  1,055,000   CALIFORNIA STATE ANTICIPATION NOTES SUBSERIES A 1 (GENERAL FUND REVENUE)           3.00     05/25/2010       1,062,670
  1,000,000   CALIFORNIA STATE ANTICIPATION NOTES SUBSERIES A 2 (GENERAL FUND REVENUE)           3.00     06/23/2010       1,007,720
  2,520,000   CALIFORNIA STATE DEPARTMENT OF TRANSPORTATION CA SERIES A (LEASE REVENUE,
              NATL-RE INSURED)                                                                   5.25     03/01/2016       2,528,467
  3,000,000   CALIFORNIA STATE DEPARTMENT OF VETERAN AFFAIRS HOME PURCHASE SERIES A
              (OTHER REVENUE, AMBAC INSURED)                                                     5.30     12/01/2021       3,036,360
    200,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES A (ELECTRIC, POWER & LIGHT
              REVENUE, NATL-RE INSURED)                                                          5.00     05/01/2010         202,938
  9,800,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C 7 (ELECTRIC, POWER & LIGHT
              REVENUE, AGM INSURED)+/-ss                                                         0.21     05/01/2022       9,800,000
     55,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES A (SALES TAX REVENUE)                    4.00     07/01/2010          55,865
    550,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES A (SALES TAX REVENUE)                    5.00     07/01/2010         561,446
  5,000,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES A (SALES TAX REVENUE)                    5.00     07/01/2022       5,156,600
    645,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES A (SALES TAX REVENUE, FGIC INSURED)      5.25     01/01/2010         645,000
  1,695,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES C 16 (SALES TAX REVENUE,
              AGM STATE GUARANTEED)+/-ss                                                         0.25     07/01/2023       1,695,000
    450,000   CALIFORNIA STATE PREREFUNDED (GO - STATES, TERRITORIES, AMBAC INSURED)             5.25     12/01/2024         451,274
  2,825,000   CALIFORNIA STATE PUBLIC WORKS BOARD SERIES K (LEASE REVENUE)                       5.00     11/01/2018       2,835,876
  4,225,000   CALIFORNIA STATE PUBLIC WORKS BOARD UNIVERSITY OF CALIFORNIA RESEARCH PROJECT
              J-L (COLLEGE & UNIVERSITY REVENUE, NATL-RE INSURED)                                5.25     11/01/2028       4,376,931
  3,200,000   CALIFORNIA STATE UNIVERSITY FRESNO ASSOCIATION INCORPORATED SENIOR AUXILIARY
              ORGANIZATION EVENT CENTER PREREFUNDED (COLLEGE & UNIVERSITY REVENUE)               6.00     07/01/2022       3,623,584
  4,000,000   CALIFORNIA STATEWIDE CDA (HCFR)                                                    5.25     12/01/2027       3,263,080
  1,745,000   CALIFORNIA STATEWIDE CDA CATHOLIC WEST PREREFUNDED BALANCE (HCFR)                  6.50     07/01/2020       1,811,816
  1,420,000   CALIFORNIA STATEWIDE CDA CEDARS SINAI MEDICAL CENTER (HCFR)                        6.50     08/01/2012       1,516,844
  2,000,000   CALIFORNIA STATEWIDE CDA CHILDRENS HOSPITAL LOS ANGELES (HCFR, NATL-RE
              INSURED)                                                                           5.25     08/15/2029       1,892,120
  2,000,000   CALIFORNIA STATEWIDE CDA CHILDRENS HOSPITAL LOS ANGELES (HCFR, NATL-RE
              INSURED)                                                                           5.25     08/15/2029       1,892,120
  1,950,000   CALIFORNIA STATEWIDE CDA COP (OTHER REVENUE, ACA INSURED)+/-ss(m)(n)(a)            0.69     05/15/2029       1,852,500
  2,010,000   CALIFORNIA STATEWIDE CDA PIONEER PARK PROJECT SERIES T (HOUSING REVENUE,
              GNMA INSURED)                                                                      6.10     12/20/2035       2,049,517
  6,000,000   CALIFORNIA STATEWIDE CDA PROPOSITION 1A RECEIVABLES PROGRAM (OTHER REVENUE)        5.00     06/15/2013       6,381,720
  1,190,000   CALIFORNIA STATEWIDE CDA REFERENDUM INTERNATIONAL SCHOOL PENINSULA PROJECT
              (OTHER REVENUE)                                                                    5.00     11/01/2016       1,096,359
  4,000,000   CALIFORNIA STATEWIDE CDA SERIES B (WATER & WASTEWATER AUTHORITY REVENUE,
              FSA INSURED)                                                                       5.25     10/01/2027       4,160,480
  3,600,000   CALIFORNIA STATEWIDE CDA THE INTERNEXT GROUP (HCFR)                                5.38     04/01/2017       3,610,260
  1,000,000   CALIFORNIA STOCKTON PFA (OTHER REVENUE, GUARANTY AGREEMENT)+/-ss                   1.00     09/01/2048       1,000,000
  6,000,000   CALIFORNIA SUTTER HEALTH SERIES A (HCFR)                                           6.25     08/15/2031       6,085,200
  2,750,000   CALIFORNIA SUTTER HEALTH SERIES C (HCFR, AGM INSURED)                              5.13     08/15/2022       2,751,788
  2,000,000   CALIFORNIA THE EPISCOPAL HOME (HCFR, CALIFORNIA MORTGAGE INSURED)                  5.25     02/01/2021       2,000,920
     90,000   CAPITOL AREA DEVELOPMENT AUTHORITY CA SERIES A (LEASE REVENUE, NATL-RE INSURED)    6.50     04/01/2012          90,347
  1,140,000   CARSON CA RDA SERIES A (TAX INCREMENTAL REVENUE, NATL-RE INSURED)                  5.25     10/01/2020       1,157,841
  1,075,000   CATHEDRAL CITY CA PFA CAPITAL APPRECIATION SERIES A
              (TAX INCREMENTAL REVENUE, NATL-RE INSURED)##                                       6.27     08/01/2024         435,934

                 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS 27


Portfolio of Investments--December 31, 2009 (Unaudited)

CALIFORNIA TAX-FREE FUND

                                                                                               INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                                      RATE        DATE          VALUE
-----------   ------------------------------------------------------------------------------   --------   ----------   -------------
CALIFORNIA (continued)
$ 1,085,000   CATHEDRAL CITY CA PFA CAPITAL APPRECIATION SERIES A
              (TAX INCREMENTAL REVENUE, NATL-RE INSURED)##                                       6.45%    08/01/2026   $     381,085
  5,000,000   CENTER CA USD CAPITAL APPRECIATION SERIES C (PROPERTY TAX REVENUE, NATL-RE
              INSURED)##                                                                         5.65     09/01/2021       2,520,000
  3,600,000   CENTER CA USD ELECTION 1991 SERIES D (PROPERTY TAX REVENUE, NATL-RE INSURED)##     6.70     08/01/2028       1,068,768
  2,645,000   CENTRAL VALLEY CA SCHOOL DISTRICT FINANCING AUTHORITY GO PROGRAM SERIES A
              (EDUCATIONAL FACILITIES REVENUE, NATL-RE INSURED)                                  6.45     02/01/2018       3,010,565
  3,000,000   CHICO CA PFA REDEVELOPMENT PROJECT AREA (TAX INCREMENTAL REVENUE, MBIA
              INSURED)                                                                           5.13     04/01/2021       3,012,900
  1,800,000   CHINO BASIN CA REGIONAL FINANCING AUTHORITY MUNICIPAL WATER DISTRICT SEWER
              SYSTEM PROJECT (SEWER REVENUE, AMBAC INSURED)                                      6.00     08/01/2016       1,807,704
  1,000,000   COLLEGE OF THE SEQUOIAS TULARE AREA IMPROVEMENT DISTRICT # 3 CA ELECTION 2008
              SERIES 8
              (COLLEGE & UNIVERSITY REVENUE, ASSURED GUARANTY)##                                 5.87     08/01/2024         428,530
  1,355,000   COLLEGE OF THE SEQUOIAS TULARE AREA IMPROVEMENT DISTRICT # 3 CA ELECTION 2008
              SERIES A
              (COLLEGE & UNIVERSITY REVENUE, ASSURED GUARANTY)##                                 6.07     08/01/2025         532,827
    290,000   COMPTON CA SOLID WASTE MANAGEMENT FACILITIES (RESOURCE RECOVERY REVENUE)           4.80     08/01/2020         271,208
    270,000   CONTRA COSTA COUNTY CA (HOUSING REVENUE, GNMA INSURED)                             7.75     05/01/2022         348,473
    750,000   CONTRA COSTA COUNTY CA PFA (TAX INCREMENTAL REVENUE)                               5.25     08/01/2028         729,158
  4,000,000   DUARTE CA RDA CAPITAL APPRECIATION SUB MERGED REDEVELOPMENT PROJECT
              (TAX INCREMENTAL REVENUE)##                                                        4.28     12/01/2016       2,971,360
  5,265,000   DUARTE CA SERIES A (HCFR)                                                          5.25     04/01/2024       5,267,053
  4,430,000   EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY CAPITAL
              APPRECIATION SERIES A (PROPERTY TAX REVENUE, NATL-RE INSURED)##                    4.43     09/01/2018       3,018,868
  5,185,000   EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY CAPITAL
              APPRECIATION SERIES A (PROPERTY TAX REVENUE, NATL-RE INSURED)##                    4.59     09/01/2019       3,328,926
  5,420,000   EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY CAPITAL
              APPRECIATION SERIES A (PROPERTY TAX REVENUE, NATL-RE INSURED)##                    4.73     09/01/2020       3,275,252
     20,000   EASTERN MUNICIPAL WATER DISTRICT CA SERIES H (WATER & SEWER REVENUE)               5.00     07/01/2035          20,110
  2,500,000   EL MONTE CA DEPARTMENT OF PUBLIC SERVICES FACILITIES PROJECT PHASE II (LEASE
              REVENUE, AMBAC INSURED)(i)                                                         5.25     01/01/2034       2,501,200
    500,000   EMERYVILLE CA PFA ASSESSMENT DISTRIBUTION REFINANCING (SPECIAL FACILITIES
              REVENUE)                                                                           5.75     09/02/2014         501,845
  1,750,000   EMERYVILLE CA PFA ASSESSMENT DISTRIBUTION REFINANCING (SPECIAL FACILITIES
              REVENUE)                                                                           5.90     09/02/2021       1,680,035
    835,000   ESCONDIDO CA JOINT POWERS FINANCING AUTHORITY CIVIC CENTER PROJECT SERIES B
              (LEASE REVENUE, AMBAC INSURED)                                                     6.13     09/01/2011         881,493
  8,385,000   ESCONDIDO CA UNION HIGH SCHOOL CAPITAL APPRECIATION ELECTION 2008 SERIES A
              (PROPERTY TAX REVENUE, ASSURED GUARANTY)##                                         6.02     08/01/2027       2,970,302
  2,000,000   ETIWANDA SCHOOL DISTRICT CA PFA (OTHER REVENUE, ASSURED GUARANTY)                  5.00     09/15/2032       2,018,120
  2,455,000   FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A
              (TAX INCREMENTAL REVENUE)                                                          5.50     10/01/2017       2,484,730
  5,140,000   FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A
              (TAX INCREMENTAL REVENUE)                                                          5.50     10/01/2027       5,146,219
  4,785,000   FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A
              (TAX INCREMENTAL REVENUE)                                                          5.60     10/01/2027       4,836,678
    150,000   FONTANA CA USD (AD VALOREM PROPERTY TAX REVENUE, ASSURED GUARANTY)                 3.00     05/01/2010         151,272
  3,000,000   FOOTHILL EASTERN TRANSPORTATION CORRIDOR AGENCY CA (TOLL ROAD REVENUE)##           4.23     01/01/2025       1,601,160
    380,000   FRESNO CA STREET IMPROVEMENT PROJECT (LEASE REVENUE)                               6.63     12/01/2011         388,634
  1,000,000   GILROY CA USD ELECTION 2008 SERIES A (PROPERTY TAX REVENUE, ASSURED GUARANTY)      6.00     08/01/2027       1,145,870
  5,825,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA ASSET-BACKED SERIES A 1
              (TOBACCO SETTLEMENT REVENUE)                                                       4.50     06/01/2027       5,237,724
  2,000,000   GOLDEN WEST CA SCHOOLS CAPITAL APPRECIATION SERIES A (OTHER REVENUE,
              NATL-RE INSURED)##                                                                 3.59     08/01/2015       1,621,320
    585,000   GOLDEN WEST SCHOOLS FINANCING AUTHORITY CA (OTHER REVENUE, NATL-RE INSURED)##      4.76     08/01/2016         423,160
  2,500,000   HAWAIIAN GARDENS CA RDA (TAX INCREMENTAL REVENUE)                                  6.00     12/01/2013       2,556,650
  3,960,000   HAWTHORNE CA SCHOOL DISTRICT PREREFUNDED (LEASE REVENUE, AGM INSURED)+/-ss         6.00     11/01/2025       4,181,879
    315,000   INDIAN WELLS VALLEY CA WATER DISTRICT (WATER REVENUE, ASSURED GUARANTY)            2.00     10/01/2010         318,651
  1,815,000   INLAND EMPIRE TOBACCO SECURITIZATION AUTHORITY CA SERIES A (OTHER REVENUE)         4.63     06/01/2021       1,542,804

                 28 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS


                         Portfolio of Investments--December 31, 2009 (Unaudited)

CALIFORNIA TAX-FREE FUND

                                                                                               INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                                      RATE        DATE          VALUE
-----------   ------------------------------------------------------------------------------   --------   ----------   -------------
CALIFORNIA (continued)
$   500,000   IRVINE RANCH WATER DISTRICT CA (PROPERTY TAX REVENUE, LANDESBANK HESSEN
              THURINGEN LOC)+/-ss                                                                0.18%    10/01/2010   $     500,000
    180,000   JAMUL-DULZURA CA UNION SCHOOL DISTRICT SERIES C (PROPERTY TAX REVENUE)             6.40     08/01/2016         180,830
    150,000   JOHN SWETT CA USD (PROPERTY TAX REVENUE, ASSURED GUARANTY)                         1.00     08/01/2010         150,407
  4,000,000   LAKE ELSINORE CA PFA SERIES A (TAX INCREMENTAL REVENUE)                            5.50     09/01/2030       3,865,560
  3,010,000   LAKE ELSINORE CA SCHOOL FINANCING AUTHORITY HORSETHIEF CANYON
              (SPECIAL TAX REVENUE)                                                              5.63     09/01/2016       3,018,217
  2,000,000   LANCASTER CA REDEVELOPMENT AGENCY TAX COMB REDEVELOPMENT PROJECT AREAS
              (TAX INCREMENTAL REVENUE)                                                          6.50     08/01/2029       2,121,320
  1,000,000   LIVE OAK SCHOOL DISTRICT SANTA CRUZ COUNTY CA (LEASE REVENUE, ASSURED
              GUARANTY)                                                                          5.50     08/01/2029       1,048,520
  1,500,000   LONG BEACH BOND FINANCE AUTHORITY CA (LEASE REVENUE, AMBAC INSURED)                6.00     11/01/2017       1,633,590
  4,740,000   LOS ANGELES CA COMMUNITY RDA (HOUSING REVENUE, FNMA)+/-ss                          4.90     08/15/2039       4,898,458
  2,310,000   LOS ANGELES CA COMMUNITY RDA MANCHESTER SOCIAL SERVICES PROJECT (LEASE
              REVENUE, AMBAC INSURED)                                                            5.00     09/01/2025       2,239,083
  2,015,000   LOS ANGELES CA DEPARTMENT OF AIRPORTS LOS ANGELES INTERNATIONAL AIRPORT
              SERIES C (AIRPORT & MARINA REVENUE)                                                5.00     05/15/2024       2,078,855
    600,000   LOS ANGELES CA DEPARTMENT OF AIRPORTS LOS ANGELES INTERNATIONAL AIRPORT
              SERIES C1  (AIRPORT REVENUE, BANQUE NATIONALE PARIS LOC)+/-ss                      0.20     05/15/2020         600,000
  3,000,000   LOS ANGELES CA DEPARTMENT OF WATER & POWER SERIES B (OTHER REVENUE)                5.25     07/01/2023       3,349,230
    675,000   LOS ANGELES CA SERIES F2 (OTHER REVENUE)+/-ss                                      0.18     06/01/2032         675,000
     40,000   LOS ANGELES COUNTY CA PUBLIC WORKS FINANCING AUTHORITY MASTER PROJECT SERIES A
              (LEASE REVENUE, NATL-RE INSURED)                                                   5.00     09/01/2014          43,204
  1,000,000   LOS ANGELES COUNTY CA PUBLIC WORKS FINANCING AUTHORITY MASTER PROJECT SERIES B
              (LEASE REVENUE, FGIC INSURED)                                                      5.00     09/01/2018       1,043,500
    470,000   MANTECA CA RDA AMENDED MERGED PROJECT AREA (TAX INCREMENTAL
              REVENUE, XLCA INSURED)                                                             5.00     10/01/2014         503,516
  2,135,000   MERCED CA UNION HIGH SCHOOL DISTRICT CAPITAL APPRECIATION SERIES A
              (PROPERTY TAX REVENUE, FGIC INSURED)##                                             4.63     08/01/2018       1,378,420
     95,000   MERCED COUNTY CA (LEASE REVENUE, NATL-RE INSURED)                                  6.00     10/01/2012          97,019
  1,000,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS SERIES B3
              (WATER REVENUE)+/-ss                                                               0.20     07/01/2035       1,000,000
  1,050,000   MISSION VIEJO CA CDA (LEASE REVENUE)                                               5.00     05/01/2026       1,092,840
  1,110,000   MISSION VIEJO CA CDA (LEASE REVENUE)                                               5.00     05/01/2027       1,150,992
  4,375,000   MONROVIA CA RDA CENTRAL REDEVELOPMENT PROJECT AREA 1 (TAX INCREMENTAL
              REVENUE, AMBAC INSURED)                                                            5.00     05/01/2021       4,385,325
  1,435,000   MONTEBELLO CA USD (PROPERTY TAX REVENUE, AGM INSURED)##                            5.53     08/01/2021         756,432
  3,000,000   MONTEBELLO CA USD ELECTION OF 2004 SERIES A-1 (PROPERTY TAX REVENUE,
              ASSURED GUARANTY)                                                                  5.25     08/01/2034       3,067,890
    350,000   MURRIETA VALLEY CA USD PFA (PROPERTY TAX REVENUE, AGM INSURED)##                   5.62     09/01/2022         172,449
  1,785,000   MURRIETA VALLEY CA USD PFA (PROPERTY TAX REVENUE, AGM INSURED)##                   5.95     09/01/2025         711,287
  1,080,000   NAPA-VALLEJO CA WASTE MANAGEMENT AUTHORITY SOLID WASTE TRANSFER FACILITY
              (SOLID WASTE REVENUE)                                                              5.50     02/15/2013       1,081,274
  2,000,000   NORTHERN INYO COUNTY CA LOCAL HOSPITAL DISTRICT (PROPERTY TAX REVENUE,
              AGC-ICC INSURED)                                                                   5.60     08/01/2035       2,060,940
  1,500,000   NORWALK-LA MIRADA CA USD ELECTION 2002 SERIES D (GO - SCHOOL DISTRICTS,
              FSA INSURED)##                                                                     5.77     08/01/2023         691,125
  1,483,497   OAK GROVE CA UNION SCHOOL DISTRICT FLEXFUND PROGRAM (OTHER REVENUE)(i)             4.75     08/01/2027       1,314,630
  1,320,000   ONTARIO CA RDA ONTARIO REDEVELOPMENT PROJECT #1 (SPECIAL TAX REVENUE,
              NATL-RE INSURED)                                                                   6.00     08/01/2015       1,423,448
    850,000   ORANGE COUNTY CA PUBLIC FINANCING AUTHORITY (LEASE REVENUE, NATL-RE INSURED)       5.00     07/01/2010         867,825
    250,000   ORANGE COUNTY CA SANITATION DISTRICT SERIES A (LEASE REVENUE)+/-ss                 0.28     08/01/2029         250,000
 10,000,000   PALM SPRINGS CA (HOSPITAL REVENUE)##                                               3.98     04/15/2021       6,361,600
    290,000   PALM SPRINGS CA PALM SPRINGS INTERNATIONAL AIRPORT (AIRPORT REVENUE)               6.00     07/01/2018         271,127
    500,000   PALM SPRINGS CA PALM SPRINGS INTERNATIONAL AIRPORT (AIRPORT REVENUE)               6.40     07/01/2023         448,730
  1,910,116   PALO VERDE CA USD FLEXFUND PROGRAM (EDUCATIONAL FACILITIES REVENUE)(i)             4.80     09/01/2027       1,837,895
  1,425,000   PALOMAR CA POMERADO HEALTH (PROPERTY TAX REVENUE, NATL-RE INSURED)##               5.50     08/01/2020         781,527

                 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS 29


Portfolio of Investments--December 31, 2009 (Unaudited)

CALIFORNIA TAX-FREE FUND

                                                                                               INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                                      RATE        DATE          VALUE
-----------   ------------------------------------------------------------------------------   --------   ----------   -------------
CALIFORNIA (continued)
$ 3,000,000   PALOMAR CA POMERADO HEALTH CALIFORNIA ELECTION OF 2004 SERIES A
              (PROPERTY TAX REVENUE, NATL-RE INSURED)                                            5.00%    08/01/2032   $   2,924,580
  4,950,000   PALOMAR CA POMERADO HEALTH CARE DISTRICT (OTHER REVENUE)                           5.50     11/01/2019       4,821,399
  1,410,000   PASADENA CA OLD PASADENA PARKING FACILITIES PROJECT (LEASE REVENUE)                6.25     01/01/2018       1,626,562
  2,045,000   PERRIS CA PFA SERIES A (TAX INCREMENTAL REVENUE)                                   5.75     10/01/2031       2,067,025
  1,030,000   PERRIS CA PFA SERIES A (TAX INCREMENTAL REVENUE, NATL-RE INSURED)                  5.25     10/01/2020       1,046,120
  5,500,000   PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE)                            6.25     12/01/2032       5,008,795
  2,000,000   PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE, NATL-RE INSURED)           5.50     05/01/2019       2,253,380
  2,515,000   PLACENTIA CA RDA SERIES A (TAX INCREMENTAL REVENUE)                                5.85     08/01/2032       2,505,493
  2,480,000   POMONA CA USD SERIES A (PROPERTY TAX REVENUE, NATL-RE INSURED)                     6.55     08/01/2029       2,904,973
     70,000   PORT OF OAKLAND CA SERIES K PREREFUNDED (AIRPORT & MARINA REVENUE,
              NATL-RE INSURED)                                                                   5.75     11/01/2021          71,088
  9,035,000   PORT OF OAKLAND CA SERIES K UNREFUNDED (AIRPORT & MARINA REVENUE,
              NAT-RE INSURED)                                                                    5.75     11/01/2021       9,045,571
  2,000,000   PORT OF OAKLAND CA SERIES L (AIRPORT & MARINA REVENUE, NATL-RE INSURED)            5.50     11/01/2020       2,014,260
  3,600,000   PORT OF REDWOOD CITY CA (AIRPORT & MARINA REVENUE)                                 5.13     06/01/2030       3,319,308
  1,000,000   POWAY CA COMMUNITY FACILITIES DISTRICT #88-1 PARKWAY BUSINESS (OTHER REVENUE)      2.00     08/15/2010       1,000,980
    830,000   REDLANDS CA RDA PROJECT AREA SERIES A (TAX REVENUE, AMBAC INSURED)                 4.63     08/01/2022         779,569
  1,000,000   RIALTO CA RDA MERGED PROJECT AREA SERIES A (TAX INCREMENTAL REVENUE)               5.00     09/01/2021         982,600
  2,500,000   RICHMOND CA JOINT POWERS FINANCING AUTHORITY POINT POTRERO SERIES A (LEASE
              REVENUE)                                                                           6.25     07/01/2024       2,619,975
    215,000   RICHMOND CA JOINT POWERS FINANCING AUTHORITY SERIES A (LEASE REVENUE)              5.25     05/15/2013         215,492
  8,595,000   RIVERSIDE COUNTY CA ASSET LEASING CORPORATION RIVERSIDE COUNTY HOSPITAL
              PROJECT (HCFR, NATL-RE INSURED)##                                                  6.45     06/01/2026       3,050,709
  1,250,000   RIVERSIDE COUNTY CA MORTGAGE SERIES A (HOUSING REVENUE, GNMA INSURED)              7.80     05/01/2021       1,747,063
  3,345,000   RIVERSIDE COUNTY CA PALM DESERT FINANCING AUTHORITY SERIES A (LEASE REVENUE)       6.00     05/01/2022       3,599,454
  1,685,000   ROSEVILLE CA COP (ELECTRIC, POWER & LIGHT REVENUE)                                 5.25     02/01/2022       1,756,360
  1,840,000   ROSEVILLE CA COP (ELECTRIC, POWER & LIGHT REVENUE)                                 5.25     02/01/2023       1,907,160
    300,000   ROSEVILLE CA STONERIDGE COMMUNITY FACILITIES # 1(SPECIAL TAX REVENUE)              6.30     09/01/2031         334,377
  2,500,000   SACRAMENTO CA CITY FINANCING AUTHORITY SERIES A (LEASE REVENUE, AMBAC INSURED)     5.40     11/01/2020       2,639,375
    910,000   SACRAMENTO CA MUD SERIES A (ELECTRIC REVENUE, NATL-RE INSURED)                     6.25     08/15/2010         943,042
    525,000   SACRAMENTO CA MUD SERIES F (ELECTRIC REVENUE)                                      5.38     12/01/2013         571,557
  1,985,000   SACRAMENTO CA SERIES A (OTHER REVENUE)                                             8.25     01/01/2021       2,730,487
  1,085,000   SACRAMENTO COUNTY CA ANIMAL CARE YOUTH DETENTION (LEASE REVENUE, AMBAC
              INSURED)                                                                           5.00     10/01/2025       1,068,649
  3,285,000   SAN BERNARDINO COUNTY CA COP (LEASE REVENUE)                                       5.25     08/01/2019       3,344,031
  3,270,000   SAN BERNARDINO COUNTY CA FINANCING AUTHORITY CT HOUSING FACILITIES PROJECT
              (OTHER REVENUE, MBIA INSURED)                                                      5.50     06/01/2037       3,174,156
  1,000,000   SAN BERNARDINO COUNTY CA FLOOD CONTROL DISTRICT (WATER REVENUE,
              UBS AG LOC)+/-ss                                                                   0.21     08/01/2037       1,000,000
  8,000,000   SAN BERNARDINO COUNTY CA SAN BERNARDINO COUNTY COP ARROWHEAD PROJECT
              SERIES A (LEASE REVENUE)                                                           5.50     08/01/2020       8,231,920
    400,000   SAN BERNARDINO COUNTY CA TRANSPORTATION AUTHORITY SERIES A
              (SALES TAX REVENUE, AMBAC INSURED)                                                 5.00     03/01/2010         402,656
    885,000   SAN DIEGO CA RDA CENTRE (TAX INCREMENTAL REVENUE, AGM INSURED)##                   5.91     09/01/2023         398,719
  1,060,000   SAN DIEGO CA RDA CENTRE CITY SUB PARKING SERIES B (PARKING FACILITIES REVENUE)     5.30     09/01/2020       1,058,463
  1,400,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED TAX SERIES D
              (SALES TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                         0.35     04/01/2038       1,400,000
  2,500,000   SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMISSION SECOND SERIES 27B
              (AIRPORT REVENUE, FGIC INSURED)                                                    5.00     05/01/2019       2,532,975
  5,000,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SECOND SERIES 37C
              (AIRPORT REVENUE, FSA INSURED)+/-ss                                                0.25     05/01/2029       5,000,000
  1,645,000   SAN FRANCISCO CA CITY AND MISSION BAY SOUTH REDEVELOPMENT D (TAX REVENUE)          6.25     08/01/2027       1,707,313
  3,000,000   SAN FRANCISCO CA SERIES A (LEASE REVENUE)                                          5.20     04/01/2026       3,088,560
  8,320,000   SAN JOSE CA RDA MERGED AREA REDEVELOPMENT PROJECT SERIES D
              (TAX INCREMENTAL REVENUE, AMBAC INSURED)                                           5.00     08/01/2023       8,174,816
  2,000,000   SAN JOSE CA RDA MERGED AREA REDEVELOPMENT PROJECT SERIES C
              (TAX INCREMENTAL REVENUE, NATL-RE INSURED)                                         5.00     08/01/2025       1,932,680
  1,500,000   SAN JOSE CA RDA SERIES C (TAX INCREMENTAL REVENUE, NATL-RE INSURED)                5.00     08/01/2026       1,429,995
  1,205,000   SAN JOSE CA USD (LEASE REVENUE, AGM INSURED)##                                     4.73     01/01/2021         713,601

                 30 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS


                         Portfolio of Investments--December 31, 2009 (Unaudited)

CALIFORNIA TAX-FREE FUND

                                                                                               INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                                      RATE        DATE          VALUE
-----------   ------------------------------------------------------------------------------   --------   ----------   -------------
CALIFORNIA (continued)
$ 3,175,000   SAN JOSE CA USD (LEASE REVENUE, AGM INSURED)##                                     5.50%    01/01/2026   $   1,312,101
  1,360,000   SAN MARCOS CA PFA (STATE & LOCAL GOVERNMENTS)##                                    3.47     01/01/2019         983,851
  1,200,000   SAN RAFAEL CITY CA HIGH SCHOOL DISTRICT ELECTION OF 2002 SERIES B
              (PROPERTY TAX REVENUE, NATL-RE INSURED)##                                          5.11     08/01/2023         603,312
  3,000,000   SANTA ANA CA FINANCING AUTHORITY INNER CITY COMMUTER SERIES C
              (LEASE REVENUE)                                                                    5.60     09/01/2019       3,013,590
 20,495,000   SANTA ANA CA USD CAPITAL APPRECIATION ELECTION 2008 SERIES B
              (PROPERTY TAX REVENUE, ASSURED GUARANTY)##                                         6.85     08/01/2038       3,064,412
  5,000,000   SANTA CLARA COUNTY CA FINANCING AUTHORITY (OTHER REVENUE, AMBAC INSURED)           5.75     02/01/2041       5,118,400
  3,000,000   SANTA CLARA COUNTY CA HOUSING AUTHORITY BLOSSOM RIVER APARTMENTS
              SERIES A (HOUSING REVENUE)                                                         6.50     09/01/2039       2,382,750
  2,100,000   SANTA CRUZ COUNTY CA RDA CALIFORNIA LIVE OAK SOQUEL COMMUNITY IMPROVEMENT
              (TAX INCREMENTAL REVENUE)                                                          6.63     09/01/2029       2,247,462
    870,000   SCHOOL FACILITIES FINANCING AUTHORITY CA GRANT JOINT UNION HIGH SCHOOL
              SERIES A (OTHER REVENUE, AGM INSURED)##                                            4.84     08/01/2019         541,471
  1,505,000   SCHOOL FACILITIES FINANCING AUTHORITY CA GRANT JOINT UNION HIGH SCHOOL
              SERIES A (OTHER REVENUE, AGM INSURED)##                                            5.49     08/01/2020         836,855
  1,970,000   SIMI VALLEY CA USD CAPITAL IMPROVEMENT PROJECTS (LEASE REVENUE, AMBAC INSURED)     5.25     08/01/2022       1,983,987
  3,000,000   SONOMA CA COMMUNITY RDA THE SPRINGS REDEVELOPMENT PROJECT
              (TAX ALLOCATION REVENUE, ASSURED GUARANTY)                                         6.50     08/01/2028       3,202,530
  1,765,000   SOUTH GATE CA PFA SOUTH GATE REDEVELOPMENT PROJECT # 1
              (TAX INCREMENTAL REVENUE, XLCA INSURED)                                            5.25     09/01/2019       1,803,654
    935,000   SOUTH PASADENA CA USD SERIES A (PROPERTY TAX REVENUE, FGIC INSURED)                5.55     11/01/2020       1,075,016
  2,700,000   SOUTHERN CA LOGISTICS AIRPORT AUTHORITY HOUSING SET ASIDE REVENUE
              (AIRPORT REVENUE, XLCA INSURED)                                                    5.00     12/01/2036       2,025,945
  1,270,000   SOUTHERN CA PUBLIC POWER AUTHORITY (ELECTRIC, POWER & LIGHT REVENUE)               6.75     07/01/2011       1,381,049
  3,515,000   SOUTHWEST COMMUNITY CA FINANCE AUTHORITY RIVERSIDE COUNTY (LEASE REVENUE)          6.38     05/01/2033       3,773,915
  6,100,000   STATE OF CALIFORNIA VETERANS SERIES BZ (GO STATE, MBIA INSURED)                    5.35     12/01/2021       6,075,783
  5,690,000   SULPHUR SPRINGS CA UNION SCHOOL DISTRICT INTEREST ACCRUAL SERIES A
              (PROPERTY TAX REVENUE, NATL-RE INSURED)##                                          2.75     09/01/2013       5,151,328
  2,590,000   SWEETWATER CA UNIFIED HIGH SCHOOL DISTRICT PFA SPECIAL TAX REVENUE
              (SPECIAL TAX REVENUE, AGM INSURED)                                                 5.00     09/01/2026       2,628,099
  1,000,000   TRACY CA OPERATING PARTNERSHIP JOINT POWERS AUTHORITY CAPITAL
              IMPROVEMENT PROJECTS (LEASE REVENUE, ASSURED GUARANTY)                             6.25     10/01/2033       1,116,910
  3,000,000   TULARE CA PFFA PROJECT (PROPERTY TAX REVENUE, ASSURED GUARANTY)                    5.25     04/01/2027       3,153,420
  5,210,000   UNION CITY CA COMMUNITY RDA SERIES A (SPECIAL FACILITIES REVENUE, AMBAC
              INSURED)                                                                           5.38     10/01/2034       4,881,510
  1,260,000   VACAVILLE CA USD (LEASE REVENUE, ASSURED GUARANTY)                                 6.50     12/01/2034       1,399,356
  1,000,000   VENTURA COUNTY CA AREA HOUSING AUTHORITY SERIES A
              (HOUSING REVENUE, AMBAC INSURED)                                                   5.05     12/01/2026         822,830
  2,500,000   VISTA CA COMMUNITY DEVELOPMENT COMMISSION VISTA REDEVELOPMENT
              PROJECT AREA (TAX INCREMENTAL REVENUE)                                             5.88     09/01/2037       2,464,450
  1,135,000   WALNUT VALLEY CA USD SERIES C (PROPERTY TAX REVENUE, FGIC INSURED)                 5.75     08/01/2015       1,139,983
  6,000,000   WEST CONTRA COSTA CA USD ELECTION 2005 SERIES C1 (PROPERTY TAX REVENUE,
              ASSURED GUARANTY)##                                                                5.65     08/01/2021       3,120,300
  1,400,000   WEST CONTRA COSTA CA USD ELECTION OF 2005 SERIES B (PROPERTY TAX REVENUE)          6.00     08/01/2025       1,571,304
  1,055,000   WEST CONTRA COSTA CA USD ELECTION OF 2005 SERIES B (PROPERTY TAX REVENUE)          6.00     08/01/2027       1,172,147
  2,395,000   WINDSOR CA JOINT POWERS FINANCING AUTHORITY WINDSOR CIVIC CENTER SERIES A
              (LEASE REVENUE, AGM INSURED)                                                       5.38     10/01/2018       2,550,723
  1,190,000   WISEBURN SCHOOL DISTRICT CA (PROPERTY TAX REVENUE, ASSURED GUARANTY)##             5.87     08/01/2024         509,951
  1,525,000   WISEBURN SCHOOL DISTRICT CA (PROPERTY TAX REVENUE, ASSURED GUARANTY)##             6.12     08/01/2027         531,081
  1,810,000   YORBA LINDA CA RDA CAPITAL APPRECIATION REDEVELOPMENT SERIES A
              (SPECIAL TAX REVENUE, NATL-RE INSURED)##                                           5.28     09/01/2019       1,097,863
                                                                                                                         510,178,141
                                                                                                                       -------------

                 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS 31


Portfolio of Investments--December 31, 2009 (Unaudited)

CALIFORNIA TAX-FREE FUND

                                                                                               INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                                      RATE        DATE          VALUE
-----------   ------------------------------------------------------------------------------   --------   ----------   -------------
GUAM: 0.19%
$ 1,000,000   GUAM SECTION 30 SERIES A (OTHER REVENUE)                                           5.38%    12/01/2024   $     999,440
                                                                                                                       -------------
NORTHERN MARIANA ISLANDS: 0.09%
    475,000   COMMONWEALTH OF THE NORTHERN MARIANA ISLANDS SERIES A (GENERAL FUND REVENUE)       6.00     06/01/2020         486,372
                                                                                                                       -------------
PUERTO RICO: 0.73%
  3,800,000   CHILDREN'S TRUST TOBACCO SETTLEMENT ASSET-BACKED PREREFUNDED
                 (TOBACCO SETTLEMENT FUND)                                                       6.00     07/01/2026       3,907,350
                                                                                                                       -------------
TOTAL MUNICIPAL BONDS & NOTES (COST $504,889,747)                                                                        515,571,303
                                                                                                                       -------------

   SHARES                                                                                        YIELD
-----------                                                                                    --------
SHORT-TERM INVESTMENTS: 2.37%
MUTUAL FUNDS: 2.37%
 12,718,647   WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET TRUST~+++(u)               0.11                     12,718,647
TOTAL SHORT-TERM INVESTMENTS (COST $12,718,647)                                                                           12,718,647
                                                                                                                       -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $517,608,394)*                                                                            98.63%                   528,289,950
OTHER ASSETS AND LIABILITIES, NET                                                                1.37                      7,331,684
                                                                                               ------                  -------------
TOTAL NET ASSETS                                                                               100.00%                 $ 535,621,634
                                                                                               ------                  -------------

----------
##   Zero coupon security. Interest rate presented is yield to maturity.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(m) An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(n) Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ The Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $12,718,647.

(u)  Rate shown is the 7-day annualized yield at period end.

* Cost for federal income tax purposes is $517,966,031 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                                       $18,053,685
Gross unrealized depreciation                                        (7,729,766)
                                                                    -----------
Net unrealized appreciation                                         $10,323,919

The accompanying notes are an integral part of these financial statements.

                 32 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS


                         Portfolio of Investments--December 31, 2009 (Unaudited)

COLORADO TAX-FREE FUND

                                                                                               INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                                      RATE        DATE          VALUE
-----------   ------------------------------------------------------------------------------   --------   ----------   -------------
MUNICIPAL BONDS & NOTES: 89.37%
COLORADO: 87.79%
$ 1,250,000   ADAMS & WELD COUNTIES CO SCHOOL DISTRICT # 27J BRIGHTON (PROPERTY
              TAX REVENUE, NATL-RE INSURED)                                                      5.50%    12/01/2019   $   1,366,038
    415,000   ARAPAHOE COUNTY CO CENTENNIAL 25 METROPOLITAN DISTRICT (PROPERTY TAX REVENUE)      6.38     12/01/2016         398,964
    500,000   ARAPAHOE COUNTY CO WATER & WASTEWATER AUTHORITY (WATER REVENUE, AGM INSURED)       5.00     12/01/2033         510,465
  2,000,000   ARAPAHOE COUNTY CO WATER & WASTEWATER PUBLIC IMPROVEMENT DISTRICT
              PROJECT SERIES A (PROPERTY TAX REVENUE, NATL-RE INSURED)                           5.13     12/01/2032       2,003,940
    750,000   ARAPAHOE COUNTY CO WATER & WASTEWATER PUBLIC IMPROVEMENT DISTRICT
              SERIES B (PROPERTY TAX REVENUE)                                                    4.63     12/01/2034         721,523
  2,000,000   ARKANSAS CO RIVER POWER AUTHORITY (POWER REVENUE)                                  6.00     10/01/2040       1,990,320
  2,000,000   AURORA CO COP SERIES A (LEASE REVENUE)                                             5.00     12/01/2027       2,116,960
  1,000,000   BOULDER CO (WATER REVENUE)                                                         5.60     12/01/2017       1,048,440
    500,000   BROMLEY PARK CO METROPOLITAN DISTRICT # 2 SERIES A (PROPERTY TAX REVENUE,
              RADIAN INSURED)                                                                    5.13     12/01/2037         390,705
    150,000   CANON CITY CO FINANCE AUTHORITY COP (LEASE REVENUE, ASSURED GUARANTY)              5.00     12/01/2032         154,011
  1,000,000   CHERRY CREEK CO BUSINESS IMPROVEMENT DISTRICT # 1 (PROPERTY TAX REVENUE)           5.00     12/01/2032       1,005,400
  1,250,000   COLORADO ECFA (OTHER REVENUE)                                                      5.25     06/01/2021       1,263,025
    480,000   COLORADO ECFA ACADEMY CHARTER SCHOOL PROJECT (PRIVATE SCHOOLS REVENUE)             6.25     12/15/2012         507,389
  1,000,000   COLORADO ECFA ACADEMY CHARTER SCHOOL PROJECT (PRIVATE SCHOOLS REVENUE)             7.13     12/15/2030       1,066,340
  3,750,000   COLORADO ECFA ALEXANDER DAWSON SCHOOL PROJECT (PRIVATE SCHOOLS REVENUE)            5.30     02/15/2029       3,778,575
    750,000   COLORADO ECFA CHARTER SCHOOL - TWIN PEAKS CHARTER (OTHER REVENUE)                  6.75     11/15/2028         797,738
  1,000,000   COLORADO ECFA CHARTER SCHOOL AMERICAN ACADEMY PROJECT (LEASE REVENUE,
              MORAL OBLIGATION)                                                                  7.25     12/01/2028       1,129,750
  1,000,000   COLORADO ECFA CHARTER SCHOOL AMERICAN ACADEMY PROJECT (LEASE REVENUE,
              MORAL OBLIGATION)                                                                  7.38     12/01/2028       1,138,450
    485,000   COLORADO ECFA CHARTER SCHOOL BANNING LEWIS (PRIVATE SCHOOLS REVENUE)++             6.13     12/15/2035         404,902
  1,040,000   COLORADO ECFA CHARTER SCHOOL COLLEGIATE PROJECT (EDUCATIONAL FACILITIES
              REVENUE, XLCA INSURED)                                                             5.00     06/15/2019       1,055,933
  1,165,000   COLORADO ECFA CHARTER SCHOOL COLLEGIATE PROJECT (EDUCATIONAL FACILITIES
              REVENUE, XLCA INSURED)                                                             5.25     06/15/2024       1,173,237
    750,000   COLORADO ECFA CHARTER SCHOOL COMMUNITY LEADERSHIP (LEASE REVENUE)                  6.25     07/01/2028         651,630
  1,000,000   COLORADO ECFA CHARTER SCHOOL FLAGSTAFF SERIES A (LEASE REVENUE)                    6.75     08/01/2028         959,630
  1,000,000   COLORADO ECFA CHARTER SCHOOL UNIVERSITY LAB SCHOOL PROJECT (PRIVATE SCHOOLS
              REVENUE)                                                                           5.75     06/01/2016       1,071,940
    590,000   COLORADO ECFA CHEYENNE MOUNTAIN CHARTER SERIES A (LEASE REVENUE, MORAL
              OBLIGATION)                                                                        5.25     06/15/2029         557,686
    100,000   COLORADO ECFA JOHNSON & WALES UNIVERSITY PROJECT SERIES A (COLLEGE
              & UNIVERSITY REVENUE, XLCA INSURED)                                                5.00     04/01/2023          96,792
  1,445,000   COLORADO ECFA PARKER CORE CHARTER (OTHER REVENUE, XLCA INSURED)                    5.00     11/01/2024       1,434,437
  1,500,000   COLORADO ECFA PINNACLE CHARTER SCHOOL PROJECT (LEASE REVENUE)                      6.00     12/01/2021       1,647,750
  2,735,000   COLORADO ECFA STUDENT HOUSING CAMPUS VILLAGE APARTMENT (LEASE REVENUE)             5.50     06/01/2033       2,762,815
  2,305,000   COLORADO ECFA UNIVERSITY DENVER PROJECT (COLLEGE & UNIVERSITY REVENUE,
              NATL-RE FGIC INSURED)                                                              5.25     03/01/2026       2,407,342
  1,000,000   COLORADO HEALTH FACILITIES AUTHORITY ADVENTIST HEALTH SUNBELT SERIES D
              (HCFR)+/-ss                                                                        5.25     11/15/2027       1,008,540
  1,000,000   COLORADO HEALTH FACILITIES AUTHORITY ADVENTIST HEALTH SUNBELT SERIES D
              (HCFR)+/-ss                                                                        5.25     11/15/2035         968,320
  1,000,000   COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH INITIATIVES SERIES D
              (HCFR)                                                                             6.25     10/01/2033       1,089,100
    990,000   COLORADO HEALTH FACILITIES AUTHORITY EXEMPLA INCORPORATED SERIES A (HCFR)          5.50     01/01/2023         998,702
  1,860,000   COLORADO HEALTH FACILITIES AUTHORITY HOSPITAL BOULDER COMMUNITY HOSPITAL
              SERIES B (HCFR, NATL-RE INSURED)                                                   5.88     10/01/2023       1,861,023
    900,000   COLORADO HEALTH FACILITIES AUTHORITY HOSPITAL PARKVIEW MEDICAL CENTER
              INCORPORATION (HCFR)                                                               5.00     09/01/2025         887,445
  2,000,000   COLORADO HEALTH FACILITIES AUTHORITY PARKVIEW MEDICAL CENTER PROJECT (HCFR)        6.50     09/01/2020       2,183,080
  1,250,000   COLORADO HEALTH FACILITIES AUTHORITY SISTERS CHARITY HEALTHCARE SERIES A
              (HCFR, AMBAC INSURED)                                                              6.25     05/15/2011       1,348,263
    500,000   COLORADO HFA COMPANY SERIES E2 (HOUSING REVENUE, NATL-RE INSURED)                  7.00     02/01/2030         526,410
  1,940,000   COLORADO HFA MULTIFAMILY PROJECT CLASS II SERIES A2 (MFHR)                         5.40     10/01/2029       2,002,546
    250,000   COLORADO HFA SERIES E3 (HOUSING REVENUE)                                           6.60     08/01/2017         254,610
    750,000   COLORADO HFA SINGLE FAMILY MORTGAGE CLASS I SERIES A (SFMR, FHA INSURED VA
              GUARANTEED HUD LOAN)                                                               5.50     11/01/2029         779,910

                 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS 33


Portfolio of Investments--December 31, 2009 (Unaudited)

COLORADO TAX-FREE FUND

                                                                                               INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                                      RATE        DATE          VALUE
-----------   ------------------------------------------------------------------------------   --------   ----------   -------------
COLORADO (continued)
$   400,000   COLORADO HFA SINGLE FAMILY MORTGAGE SERIES A3 CLASS III (SFMR)                     5.25%    05/01/2032   $     403,864
  2,170,000   COLORADO HFA SINGLE FAMILY PROGRAM SERIES A2 (SFHR)(h)                             6.45     04/01/2030       2,299,354
    240,000   COLORADO HFA SINGLE FAMILY PROGRAM SERIES A2 (SFHR)                                6.50     08/01/2031         253,543
     55,000   COLORADO HFA SINGLE FAMILY PROGRAM SERIES A3 (SFHR)                                6.50     05/01/2016          57,389
    345,000   COLORADO HFA SINGLE FAMILY PROGRAM SERIES B2 (SFHR)                                6.10     08/01/2023         352,783
  1,690,000   COLORADO HFA SINGLE FAMILY PROGRAM SERIES B2 (SFHR, NATL-RE INSURED)               6.80     02/01/2031       1,741,968
    265,000   COLORADO HFA SINGLE FAMILY PROGRAM SERIES B3 (SFHR)                                6.55     08/01/2033         291,561
    680,000   COLORADO HFA SINGLE FAMILY PROGRAM SERIES B3 (SFHR)                                6.70     08/01/2017         724,805
    295,000   COLORADO HFA SINGLE FAMILY PROGRAM SERIES C3 (SFHR, FHA INSURED)                   6.38     08/01/2033         314,423
  1,320,000   COLORADO MOUNTAIN JUNIOR COLLEGE DISTRICT STUDENT HOUSING FACILITIES
              (COLLEGE & UNIVERSITY REVENUE, NATL-RE INSURED)                                    5.00     06/01/2023       1,328,171
    100,000   COLORADO SPRINGS CO COLLEGE PROJECT (COLLEGE & UNIVERSITY REVENUE)+/-ss            0.32     06/01/2029         100,000
  1,160,000   COLORADO SPRINGS CO PUBLIC FACILITIES AUTHORITY COP OLYMPIC COMMITTEE PROJECT
              (LEASE REVENUE, ASSURED GUARANTY)                                                  5.00     11/01/2028       1,206,539
  1,325,000   COLORADO SPRINGS CO PUBLIC FACILITIES AUTHORITY COP OLYMPIC COMMITTEE PROJECT
              (LEASE REVENUE, ASSURED GUARANTY)                                                  5.00     11/01/2029       1,365,399
  1,000,000   COLORADO STATE COP FITZSIMONS ACADEMIC SERIES B (LEASE REVENUE, NATL-RE
              INSURED)                                                                           5.00     11/01/2030       1,020,710
  1,000,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN WATER SERIES A
              (WATER REVENUE)                                                                    4.50     09/01/2024       1,038,800
  1,810,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN WATER SERIES A
              (WATER REVENUE)                                                                    4.88     09/01/2017       1,833,802
  1,000,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN WATER SERIES A
              (WATER REVENUE)                                                                    5.00     09/01/2019       1,003,270
     55,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN WATER SERIES A
              UNREFUNDED BALANCE (OTHER REVENUE)                                                 5.13     09/01/2018          55,185
     30,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN WATER SERIES B
              UNREFUNDED BALANCE (OTHER REVENUE)                                                 5.00     09/01/2019          30,098
  1,000,000   DENVER CO CITY & COUNTY BETTER DENVER & ZOO SERIES A (PROPERTY TAX REVENUE)        5.00     08/01/2025       1,106,100
  1,000,000   DENVER CO CITY & COUNTY SERIES A (AIRPORT REVENUE, AMBAC INSURED)                  6.00     11/15/2012       1,035,180
  1,250,000   DENVER CO CITY & COUNTY SERIES A (AIRPORT REVENUE, XLCA INSURED)                   5.00     11/15/2022       1,312,313
  2,000,000   DENVER CO CITY & COUNTY SERIES A (TAX REVENUE, ASSURED GUARANTY)                   6.00     09/01/2021       2,274,960
  1,205,000   DENVER CO CONVENTION CENTER (OTHER REVENUE, XLCA INSURED)                          5.00     12/01/2030       1,015,586
  1,475,000   DOUGLAS COUNTY CO PARKER HILLTOP PROJECT (SFMR, FHA INSURED)                       5.35     08/01/2018       1,440,264
  1,000,000   DOUGLAS COUNTY CO SCHOOL DISTRICT # 1 DOUGLAS & ELBERT COUNTIES (PROPERTY
              TAX REVENUE, NATL-RE INSURED, STATE AID WITHHOLDING)                               5.75     12/15/2022       1,200,810
    210,000   DOUGLAS COUNTY CO SCHOOL DISTRICT # 1 DOUGLAS & ELBERT COUNTIES SERIES B
              (PROPERTY TAX REVENUE, STATE AID WITHHOLDING)##                                    2.49     12/15/2014         185,510
  6,000,000   E-470 PUBLIC HIGHWAY AUTHORITY CO CAPITAL APPRECIATION SERIES A
              (OTHER REVENUE, NATL-RE INSURED)##                                                 7.05     09/01/2034       1,119,600
  2,455,000   E-470 PUBLIC HIGHWAY AUTHORITY CO CAPITAL APPRECIATION SERIES B
              (TOLL ROAD REVENUE, MBIA INSURED)##                                                6.04     09/01/2020       1,290,201
    780,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES B2 (TOLL ROAD REVENUE, NATL-RE
              INSURED)+/-                                                                        5.00     09/01/2039         808,579
    625,000   EAGLE RIVER CO WATER & SANITATION DISTRICT (WATER REVENUE, ASSURED GUARANTY)       5.13     12/01/2039         639,369
  2,500,000   EL PASO COUNTY CO SCHOOL DISTRICT # 11 COLORADO SPRINGS (PROPERTY TAX REVENUE,
              STATE AID WITHHOLDING)                                                             7.10     12/01/2017       3,131,200
  1,000,000   FORT COLLINS CO COP SERIES A (LEASE REVENUE, AMBAC INSURED)                        5.38     06/01/2025       1,050,170
    715,000   GARFIELD COUNTY CO PUBLIC LIBRARY DISTRICT LEASE PURCHASE FINANCING PROGRAM
              (LEASE REVENUE)                                                                    5.00     12/01/2026         735,821
  1,395,000   GARFIELD COUNTY CO SCHOOL DISTRICT SERIES RE2 (PROPERTY TAX REVENUE, AGM
              INSURED,
              STATE AID WITHHOLDING)                                                             5.25     12/01/2021       1,468,307
  1,000,000   GLENDALE CO COP (LEASE REVENUE, XLCA INSURED)                                      5.00     12/01/2025       1,022,240
    525,000   HIGHLANDS RANCH METROPOLITAN DISTRICT # 2 CO PREREFUNDED (PROPERTY TAX
              REVENUE, FSA INSURED)                                                              6.50     06/15/2011         570,434
    475,000   HIGHLANDS RANCH METROPOLITAN DISTRICT # 2 CO UNREFUNDED BALANCE (PROPERTY
              TAX REVENUE, FSA INSURED)                                                          6.50     06/15/2011         515,437
    500,000   INVERNESS WATER & SANITATION DISTRICT CO ARAPAHOE & DOUGLAS COUNTIES SERIES A
              (PROPERTY TAX REVENUE, RADIAN INSURED)                                             4.60     12/01/2019         479,885

                 34 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS


                         Portfolio of Investments--December 31, 2009 (Unaudited)

COLORADO TAX-FREE FUND

                                                                                               INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                                                                      RATE        DATE          VALUE
-----------   ------------------------------------------------------------------------------   --------   ----------   -------------
COLORADO (continued)
$ 2,000,000   JEFFERSON COUNTY CO SCHOOL DISTRICT # R001 (PROPERTY TAX REVENUE,
              NATL-RE INSURED, STATE AID WITHHOLDINGS)                                           6.50%    12/15/2011   $   2,221,380
    500,000   LA JUNTA CO ARK VALLEY REGIONAL MEDICAL CENTER PROJECT (HCFR)                      6.00     04/01/2019         485,800
    600,000   NORTH RANGE METROPOLITAN DISTRICT # 1 CO (PROPERTY TAX REVENUE, ACA INSURED)       5.00     12/15/2024         470,112
    375,000   PARK MEADOWS BUSINESS IMPROVEMENT DISTRICT CO SHARED SALES (SALES TAX REVENUE)     5.00     12/01/2017         342,113
    360,000   PARK MEADOWS BUSINESS IMPROVEMENT DISTRICT CO SHARED SALES (SALES TAX REVENUE)     5.35     12/01/2031         275,119
  1,190,000   PINERY WEST METROPOLITAN DISTRICT # 2 COLORADO (PROPERTY TAX REVENUE, RADIAN
              INSURED)                                                                           5.00     12/01/2027         965,745
  1,000,000   REGIONAL TRANSPORTATION DISTRICT CO COP TRANSIT VEHICLES (LEASE REVENUE,
              AMBAC INSURED)                                                                     5.00     12/01/2022       1,051,450
  1,000,000   STERLING HILLS WEST METROPOLITAN DISTRICT CO (PROPERTY TAX REVENUE, AGM
              INSURED)                                                                           5.00     12/01/2031       1,030,940
    600,000   SUMMIT COUNTY CO SPORTS FACILITIES KEYSTONE RESORTS MANAGEMENT PROJECT
              (OTHER REVENUE)                                                                    7.38     09/01/2010         621,786
  1,000,000   SUPERIOR METROPOLITAN DISTRICT # 1 CO (WATER REVENUE, AMBAC INSURED)               5.00     12/01/2028         906,650
  2,000,000   UNIVERSITY OF COLORADO HOSPITAL AUTHORITY SERIES A (HCFR)                          6.00     11/15/2029       2,107,960
  1,980,000   VISTA RIDGE METROPOLITAN DISTRICT CO SERIES A (PROPERTY TAX REVENUE, RADIAN
              INSURED)                                                                           5.00     12/01/2036       1,698,345
                                                                                                                          99,521,106
                                                                                                                       -------------
GUAM: 0.44%
    500,000   GUAM GOVERNMENT LIMITED OBLIGATION SECTION 30 SERIES A (TAX REVENUE)               5.75     12/01/2034         502,975
                                                                                                                       -------------
PUERTO RICO: 1.14%
  1,305,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES L
              (TOLL ROAD REVENUE, NATL-RE INSURED)                                               5.25     07/01/2023       1,297,519
                                                                                                                       -------------
TOTAL MUNICIPAL BONDS & NOTES (COST $100,396,539)                                                                        101,321,600
                                                                                                                       -------------

   SHARES                                                                                        YIELD
-----------                                                                                    --------
SHORT-TERM INVESTMENTS: 11.05%
MUTUAL FUNDS: 11.05%
 12,526,106    WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~+++(u)                 0.14                    12,526,106
TOTAL SHORT-TERM INVESTMENTS (COST $12,526,106)                                                                          12,526,106
TOTAL INVESTMENTS IN SECURITIES
   (COST $112,922,645)*                                                              100.42%                            113,847,706
OTHER ASSETS AND LIABILITIES, NET                                                      (0.42)                              (479,629)
                                                                                     -------                          -------------
TOTAL NET ASSETS                                                                     100.00%                          $ 113,368,077
                                                                                     ------                           -------------

----------
+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as

(h) Security represents underlying bonds transferred to a separate securitization trust established in an inverse floater transaction in which the Portfolio residual interest certificates. This security serves as collateral for floating rate notes issued. See note 2.

##   Zero coupon security. Interest rate presented is yield to maturity.

~ The Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $12,526,106.

(u)  Rate shown is the 7-day annualized yield at period end.

* Cost for federal income tax purposes is $112,777,943 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 4,069,827
Gross unrealized depreciation    (3,000,064)
                                -----------
Net unrealized appreciation     $ 1,069,763

The accompanying notes are an integral part of these financial statements.

                WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS 35


Portfolio of Investments--December 31, 2009 (Unaudited)

MINNESOTA TAX-FREE FUND

                                                                                               INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                                                                      RATE        DATE          VALUE
-----------   ------------------------------------------------------------------------------   --------   ----------   -------------
MUNICIPAL BONDS & NOTES: 97.04%
GUAM: 0.43%
$   300,000   GUAM GOVERNMENT SERIES A (GENERAL FUND REVENUE)                                    5.25%    11/15/2037   $     251,649
    500,000   TERRITORY OF GUAM LIMITED OBLIGATION SECTION 30 SERIES A (OTHER REVENUE)           5.00     12/01/2013         527,605
                                                                                                                             779,254
                                                                                                                       -------------
MICHIGAN: 0.72%
  1,550,000   FLINT MI INTERNATIONAL ACADEMY (PUBLIC SCHOOL REVENUE)                             5.50     10/01/2027       1,304,511
                                                                                                                       -------------
MINNESOTA: 94.62%
    500,000   ANOKA COUNTY MN CAPITAL IMPROVEMENT SERIES A (PROPERTY TAX REVENUE)                5.00     02/01/2024         548,995
  2,845,000   ANOKA-HENNEPIN MN INDEPENDENT SCHOOL DISTRICT # 11 SERIES A PREREFUNDED
              (PROPERTY TAX REVENUE, AGM INSURED)                                                5.00     02/01/2018       2,964,547
    625,000   AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT SERIES A (HOUSING REVENUE)     7.15     01/01/2020         625,594
  1,500,000   AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT SERIES A (HOUSING REVENUE)     7.25     01/01/2032       1,500,465
  2,150,000   BAYTOWN TOWNSHIP MN ST. CROIX PREPARATORY ACADEMY SERIES A (LEASE REVENUE)         7.00     08/01/2038       1,983,848
  2,150,000   BECKER MN PCR NORTHERN STATES POWER SERIES A (IDR)+/-ss                            8.50     03/01/2019       2,426,383
  1,000,000   BECKER MN PCR NORTHERN STATES POWER SERIES B (IDR)+/-ss                            8.50     09/01/2019       1,126,900
  3,000,000   BLOOMINGTON MN INDEPENDENT SCHOOL DISTRICT # 271 SERIES B (PROPERTY TAX
              REVENUE,
              SCHOOL DISTRICT CREDIT PROGRAM)                                                    5.00     02/01/2016       3,011,730
    185,000   BUFFALO MN HOUSING & RDA PUBLIC FACILITY BUFFALO WILD MARSH GOLF COURSE
              (LEASE REVENUE)                                                                    4.38     05/01/2024         181,990
    515,000   CUYUNA RANGE HOSPITAL DISTRICT MN (HCFR)                                           4.50     06/01/2011         521,546
    470,000   CUYUNA RANGE HOSPITAL DISTRICT MN (HCFR)                                           4.75     06/01/2013         480,006
    807,437   DAKOTA COUNTY MN COMMUNITY DEVELOPMENT AGENCY
              (SFMR, GNMA/FNMA/FHLMC INSURED)                                                    5.30     12/01/2039         834,413
  1,000,000   DULUTH MN DULUTH ENTERTAINMENT CONVENTION CENTER IMPROVEMENTS SERIES A
              (PROPERTY TAX REVENUE)                                                             5.00     02/01/2034       1,034,220
    155,000   EAST GRAND FORKS MN (ELECTRIC REVENUE)                                             5.90     02/01/2015         155,677
    255,000   EAST GRAND FORKS MN (ELECTRIC REVENUE)                                             6.00     02/01/2018         256,135
    300,000   EAST GRAND FORKS MN (ELECTRIC REVENUE)                                             6.10     02/01/2021         301,359
  1,000,000   ELK RIVER MN INDEPENDENT SCHOOL DISTRICT # 728 SERIES A (PROPERTY TAX REVENUE,
              NATL-RE INSURED, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                           5.00     02/01/2018       1,042,020
    100,000   FALCON HEIGHTS MN KALEIDOSCOPE CHARTER SCHOOL SERIES A (LEASE REVENUE)             5.50     11/01/2017          89,668
    800,000   FALCON HEIGHTS MN KALEIDOSCOPE CHARTER SCHOOL SERIES A (LEASE REVENUE)             6.00     11/01/2027         659,120
    580,000   FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE (HCFR)                        5.10     09/01/2014         597,586
    605,000   FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE (HCFR)                        5.20     09/01/2015         622,061
    560,000   FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE (HCFR)                        5.30     09/01/2016         575,366
    700,000   GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT (LEASE REVENUE)                7.20     04/01/2016         764,407
    600,000   GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT (LEASE REVENUE)                7.40     04/01/2021         656,682
    585,000   GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT (LEASE REVENUE)                7.50     04/01/2031         640,990
  1,075,000   HIBBING MN DULUTH CLINIC LIMITED PREREFUNDED (HCFR, AGM INSURED)                   5.50     11/01/2016       1,193,315
  2,785,000   ITASCA COUNTY MN INDEPENDENT SCHOOL DISTRICT # 318 (PROPERTY TAX REVENUE,
              AGM INSURED, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                               5.00     02/01/2017       3,005,739
    160,000   LAKEVILLE MN (TOBACCO & LIQUOR TAXES REVENUE)                                      5.00     02/01/2013         159,362
    180,000   LAKEVILLE MN (TOBACCO & LIQUOR TAXES REVENUE)                                      5.00     02/01/2016         172,786
    500,000   LITCHFIELD MN SERIES C (ELECTRIC REVENUE, ASSURED GUARANTY)                        5.00     02/01/2029         515,400
  1,735,000   MAPLE GROVE MN MAPLE GROVE HOSPITAL CORPORATION (HCFR)                             5.25     05/01/2024       1,794,580
    800,000   MEEKER COUNTY MN MEMORIAL HOSPITAL PROJECT (HCFR)                                  5.63     11/01/2022         801,688
    500,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH PARTNERS OBLIGATION
              GROUP PROJECT (HCFR)                                                               5.25     12/01/2016         508,960
    500,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH PARTNERS OBLIGATION
              GROUP PROJECT (HCFR)                                                               5.63     12/01/2022         503,025
    600,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH PARTNERS OBLIGATION
              GROUP PROJECT (HCFR)                                                               5.88     12/01/2029         602,562

                36 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS


                         Portfolio of Investments--December 31, 2009 (Unaudited)

MINNESOTA TAX-FREE FUND

                                                                                               INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                                                                      RATE        DATE          VALUE
-----------   ------------------------------------------------------------------------------   --------   ----------   -------------
MINNESOTA (continued)
$ 1,400,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTHSPAN SERIES B
              (HCFR, AMBAC INSURED)+/-ss(a)(m)(n)                                                0.36%    11/15/2017   $   1,312,500
    320,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION SERIES A
              (AIRPORT REVENUE, NATL-RE INSURED)                                                 5.25     01/01/2017         336,749
  2,000,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION SERIES B
              (AIRPORT REVENUE, AMBAC INSURED)                                                   5.00     01/01/2020       1,996,880
  2,000,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION SERIES C
              (AIRPORT REVENUE, FGIC INSURED)                                                    5.00     01/01/2022       2,073,320
  3,660,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION SUB SERIES C
              (AIRPORT REVENUE, FGIC INSURED)                                                    5.25     01/01/2021       3,834,326
  1,000,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION SUBSERIES B
              (AIRPORT REVENUE, NATL-RE & FGIC Insured)                                          5.00     01/01/2018       1,084,020
  1,000,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION SUBSERIES D
              (AIRPORT REVENUE, NATL-RE FGIC INSURED)                                            5.75     01/01/2012       1,038,360
  1,000,000   MINNEAPOLIS MN FAIRVIEW HEALTH SERVICES SERIES A (HCFR)                            6.63     11/15/2028       1,123,610
  1,900,000   MINNEAPOLIS MN FAIRVIEW HEALTH SERVICES SERIES B (HCFR, ASSURED GUARANTY)          6.50     11/15/2038       2,116,486
    555,000   MINNEAPOLIS MN LIMITED TAX SUPPORTED COMMON BOARD SERIES 1A (OTHER REVENUE)        4.80     12/01/2016         572,976
    500,000   MINNEAPOLIS MN ST. ANTHONY FALLS PROJECT (TAX INCREMENTAL REVENUE)                 5.65     02/01/2027         430,185
      5,000   MINNEAPOLIS MN ST. MARY'S HOSPITAL & REHABILITATION (HCFR)                        10.00     06/01/2013           5,817
  1,000,000   MINNEAPOLIS MN ST. PAUL METROPOLITAN AIRPORTS COMMISSION SERIES A
              (AIRPORT REVENUE, AMBAC INSURED)                                                   5.00     01/01/2018       1,089,820
  1,115,000   MINNEAPOLIS MN SUPPORTED DEVELOPMENT LIMITED TAX-COMMON BOND FUND
              SERIES 2A (OTHER REVENUE)                                                          5.00     06/01/2028       1,031,442
  4,030,000   MINNESOTA AGRICULTURAL & ECONOMIC BOARD ESSENTIA HEALTH SERIES E
              (ECONOMIC DEVELOPMENT REVENUE, ASSURED GUARANTY)                                   5.00     02/15/2037       4,097,019
  1,210,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD EVANGELICAL
              LUTHERAN PROJECT (HCFR)                                                            6.00     02/01/2022       1,244,267
  2,025,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH CARE SYSTEM
              SERIES A (HCFR)                                                                    5.88     11/15/2010       2,082,834
  1,935,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH CARE SYSTEM
              SERIES A PREREFUNDED (HCFR)                                                        6.38     11/15/2022       2,056,692
  1,095,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH CARE SYSTEM
              SERIES A UNREFUNDED (ECONOMIC DEVELOPMENT REVENUE, NATL-RE INSURED)                5.50     11/15/2017       1,098,186
  1,535,000   MINNESOTA HEFAR BETHEL UNIVERSITY SERIES 6R
              (COLLEGE & UNIVERSITY REVENUE)                                                     5.50     05/01/2025       1,493,064
  1,030,000   MINNESOTA HEFAR ST. THOMAS UNIVERSITY SERIES 6W
              (COLLEGE & UNIVERSITY REVENUE)                                                     6.00     10/01/2025       1,104,139
  1,000,000   MINNESOTA HEFAR ST. THOMAS UNIVERSITY SERIES 6W
              (COLLEGE & UNIVERSITY REVENUE)                                                     6.00     10/01/2030       1,064,850
  1,000,000   MINNESOTA HEFAR ST. THOMAS UNIVERSITY SERIES 6X
              (COLLEGE & UNIVERSITY REVENUE)                                                     5.00     04/01/2029       1,023,730
  1,000,000   MINNESOTA HEFAR ST. THOMAS UNIVERSITY SERIES 6X
              (COLLEGE & UNIVERSITY REVENUE)                                                     5.25     04/01/2039       1,016,120
  1,175,000   MINNESOTA HFA RESIDENTIAL HOUSING FINANCE AGENCY SERIES B (HOUSING REVENUE,
              GO OF AGENCY)                                                                      5.00     07/01/2034       1,179,982
    995,000   MINNESOTA HOUSING FINANCE AGENCY SERIES B (STATE AGENCY HOUSING REVENUE)           5.90     07/01/2028       1,035,775
  1,000,000   MINNESOTA IRON RANGE RESOURCE & REHABILITATION GIANTS RIDGE RECREATION AREA
              (RECREATIONAL FACILITIES REVENUE)                                                  7.25     11/01/2016       1,023,010
  1,500,000   MINNESOTA PUBLIC FACILITIES AUTHORITY SERIES B (WATER REVENUE)                     5.00     03/01/2020       1,761,855
  1,115,000   MINNESOTA STATE (PROPERTY TAX REVENUE)                                             5.00     06/01/2020       1,241,709
    895,000   MINNESOTA STATE HEFAR ST. MARYS UNIVERSITY
              SERIES 5E (COLLEGE & UNIVERSITY REVENUE)                                           6.75     03/01/2019         897,255
  1,100,000   MINNESOTA STATE HEFAR ST. THOMAS UNIVERSITY SERIES 6W
              (COLLEGE & UNIVERSITY REVENUE)                                                     5.00     10/01/2018       1,183,985
    635,000   MINNESOTA STATE HEFAR STATE BENEDICT COLLEGE
              SERIES V (COLLEGE & University Revenue)                                            5.00     03/01/2018         672,478

                WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS 37


Portfolio of Investments--December 31, 2009 (Unaudited)

MINNESOTA TAX-FREE FUND

                                                                                               INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                                                                      RATE        DATE          VALUE
-----------   ------------------------------------------------------------------------------   --------   ----------   -------------
MINNESOTA (continued)
$ 1,715,000   MINNESOTA STATE HOUSING FINANCE AGENCY (HOUSING REVENUE)                           4.20%    07/01/2021   $   1,729,063
    995,000   MINNESOTA STATE HOUSING FINANCE AGENCY RESIDENTIAL HOUSING FINANCE SERIES B
              (HOUSING REVENUE, GO OF AGENCY)                                                    4.75     07/01/2026         965,100
  1,980,000   MINNESOTA STATE HOUSING FINANCE AGENCY RESIDENTIAL HOUSING FINANCE SERIES Q
              (HOUSING REVENUE, GO OF AGENCY)                                                    5.25     07/01/2033       1,969,427
    635,000   MINNESOTA STATE HOUSING FINANCE AGENCY SERIES A (SFMR, NATL-RE INSURED)            5.35     07/01/2017         659,282
    470,000   MINNESOTA STATE HOUSING FINANCE AGENCY SERIES D (SFMR, AMBAC INSURED,
              GO OF AGENCY)                                                                      5.80     07/01/2021         481,205
      5,000   MINNESOTA STATE HOUSING FINANCE AGENCY SERIES E (SFMR, GO OF AGENCY)               5.90     07/01/2025           5,004
  1,100,000   MINNESOTA STATE MUNICIPAL POWER AGENCY (ELECTRIC REVENUE)                          5.00     10/01/2037       1,106,941
  3,775,000   MINNESOTA STATE PUBLIC SAFETY COMMISSION (TELECOM REVENUE, ASSURED GUARANTY)       5.00     06/01/2019       4,329,887
  1,000,000   MINNESOTA STATE SERIES H (PROPERTY TAX REVENUE)                                    5.00     11/01/2027       1,118,540
    500,000   MONTGOMERY MN INDEPENDENT SCHOOL DISTRICT SCHOOL BUILDING #394 SERIES B
              (PROPERTY TAX REVENUE, AGM INSURED, SCHOOL DISTRICT CREDIT PROGRAM)                5.00     02/01/2025         538,180
    510,000   MOORHEAD MN (SFMR, FHA INSURED, VA MORTGAGES)                                      7.10     08/01/2011         549,311
  2,040,000   MOUNDS VIEW MN INDEPENDENT SCHOOL DISTRICT # 621 SERIES A (PROPERTY TAX
              REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                                   5.38     02/01/2019       2,133,942
    530,000   MOUNDS VIEW MN INDEPENDENT SCHOOL DISTRICT # 621 SERIES A (PROPERTY TAX
              REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                                   4.00     02/01/2022         540,436
    695,000   MOWER COUNTY MN HOUSING & RDA COURT FACILITIES PROJECT SERIES A (LEASE REVENUE)    5.75     02/01/2027         730,563
    375,000   MOWER COUNTY MN HOUSING & RDA COURT FACILITIES PROJECT SERIES A (LEASE REVENUE)    5.90     02/01/2029         393,176
  1,500,000   NORTHERN MN MUNICIPAL POWER AGENCY SERIES A (ELECTRIC REVENUE, ASSURED
              GUARANTY)                                                                          5.00     01/01/2016       1,668,840
    820,000   NORTHERN MN MUNICIPAL POWER AGENCY SERIES A (ELECTRIC REVENUE, GUARANTY
              AGREEMENT)                                                                         5.00     01/01/2018         906,986
    845,000   NORTHERN MN MUNICIPAL POWER AGENCY SERIES A (ELECTRIC REVENUE, GUARANTY
              AGREEMENT)                                                                         5.00     01/01/2021         906,550
    360,000   OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY SERIES B (LEASE REVENUE)                   5.90     02/01/2018         364,489
    455,000   OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY SERIES B (LEASE REVENUE)                   6.00     02/01/2022         458,153
  1,000,000   PINE CITY MN LAKES INTERNATIONAL LANGUAGE ACADEMY SERIES A (LEASE REVENUE)         6.00     05/01/2026         880,470
    900,000   PINE CITY MN LAKES INTERNATIONAL LANGUAGE ACADEMY SERIES A (LEASE REVENUE)         6.25     05/01/2035         765,063
  1,475,000   PINE COUNTY MN HOUSING & RDA PUBLIC PROJECT SERIES A (LEASE REVENUE)               5.00     02/01/2028       1,474,941
    250,000   PLYMOUTH MN COP INTERMEDIATE SCHOOL DISTRICT # 287 SERIES A (LEASE REVENUE)        5.00     02/01/2024         267,618
    300,000   ROBBINSDALE MN ECONOMIC DEVELOPMENT AUTHORITY HOUSING PROJECT SERIES A
              (HOUSING REVENUE)                                                                  6.63     01/01/2019         300,000
  1,000,000   ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT # 281 (PROPERTY TAX REVENUE,
              AGM INSURED, SCHOOL DISTRICT CREDIT PROGRAM)                                       5.00     02/01/2019       1,069,360
  1,000,000   ROCHESTER MN HEALTH CARE & HOUSING REVENUE SAMARITAN BETHANY SERIES A (HCFR)       7.38     12/01/2041         983,640
  2,000,000   ROCHESTER MN MAYO FOUNDATION MAYO MEDICAL CENTER SERIES I (HCFR)                   5.90     11/15/2010       2,091,860
  1,000,000   ROCHESTER MN SERIES C (ELECTRIC REVENUE)                                           5.00     12/01/2030       1,052,460
  2,000,000   ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT # 196 SERIES A (PROPERTY TAX REVENUE,
              SCHOOL DISTRICT CREDIT PROGRAM INSURED)##                                          0.69     04/01/2011       1,984,340
  3,250,000   SEAWAY PORT AUTHORITY OF DULUTH MN INDUSTRIAL DEVELOPMENT DOCK & Wharf
              REVENUE CARGILL INCORPORATED PROJECT (IDR)                                         4.20     05/01/2013       3,347,695
    950,000   SHAKOPEE MN ST. FRANCIS REGIONAL MEDICAL CENTER (HCFR)                             5.25     09/01/2034         877,145
    660,000   SOUTH ST. PAUL MN HOUSING & RDA AIRPORT PROJECT (IDR, ASSURED GUARANTY)            4.70     09/01/2019         635,857
    500,000   SOUTH ST. PAUL MN HOUSING & RDA AIRPORT PROJECT (IDR, ASSURED GUARANTY)            5.13     09/01/2029         477,020
  5,000,000   SOUTHERN MN MUNICIPAL POWER AGENCY CAPITAL APPRECIATION SERIES A (ELECTRIC
              REVENUE, NATL-RE INSURED)##                                                        3.96     01/01/2020       3,338,550
  2,000,000   SOUTHERN MN MUNICIPAL POWER AGENCY SERIES A (ELECTRIC REVENUE)                     5.25     01/01/2030       2,102,460
  1,750,000   ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATORY GROUP SERIES A (HCFR, AGM INSURED)      5.38     05/01/2011       1,788,658
    770,000   ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATORY GROUP SERIES A (HCFR, AGM INSURED)      6.25     05/01/2017         789,196
  1,000,000   ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATORY GROUP SERIES A (HCFR, AGM INSURED)      6.25     05/01/2018       1,016,040
  4,875,000   ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATORY GROUP SERIES A (HCFR, AGM INSURED)      5.75     05/01/2026       4,939,253
  1,000,000   ST. LOUIS PARK MN NICOLLETT HEALTH SERVICES (HCFR)                                 5.50     07/01/2029         989,390

                38 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS


                         Portfolio of Investments--December 31, 2009 (Unaudited)

MINNESOTA TAX-FREE FUND

                                                                                               INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                                                                      RATE        DATE          VALUE
-----------   ------------------------------------------------------------------------------   --------   ----------   -------------
MINNESOTA (CONTINUED)
$ 1,050,000   ST. MICHAEL MN INDEPENDENT SCHOOL DISTRICT # 885 (PROPERTY TAX REVENUE, AGM
              INSURED, SCHOOL DISTRICT CREDIT PROGRAM)                                           5.00%    02/01/2018   $   1,127,018
  2,000,000   ST. MICHAEL MN INDEPENDENT SCHOOL DISTRICT # 885 (PROPERTY TAX REVENUE,
              AGM INSURED, SCHOOL DISTRICT CREDIT PROGRAM)                                       5.00     02/01/2019       2,146,700
  2,000,000   ST. PAUL MN HOUSING & RDA ALLINA HEALTH SYSTEMS SERIES A 1 (HCFR)                  5.00     11/15/2024       1,981,260
  1,500,000   ST. PAUL MN HOUSING & RDA COMMUNITY OF PEACE ACADEMY PROJECT SERIES A
              (OTHER REVENUE)                                                                    5.00     12/01/2036       1,177,695
  2,000,000   ST. PAUL MN HOUSING & RDA COMMUNITY OF PEACE ACADEMY PROJECT SERIES A
              (TAX REVENUE)                                                                      7.88     12/01/2030       2,175,140
    225,000   ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY (HCFR)                      5.00     02/01/2012         228,591
    200,000   ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY (HCFR)                      5.00     02/01/2013         204,982
    225,000   ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY (HCFR)                      5.00     02/01/2014         230,409
    200,000   ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY (HCFR)                      5.00     02/01/2015         198,312
    650,000   ST. PAUL MN HOUSING & RDA HMONG ACADEMY PROJECT SERIES A (PRIVATE SCHOOLS
              REVENUE)                                                                           5.75     09/01/2026         555,919
    500,000   ST. PAUL MN HOUSING & RDA HMONG ACADEMY PROJECT SERIES A (PRIVATE SCHOOLS
              REVENUE)                                                                           6.00     09/01/2036         409,560
  1,700,000   ST. PAUL MN HOUSING & RDA REGIONS HOSPITAL PROJECT (HCFR)                          5.25     05/15/2018       1,700,000
  3,000,000   ST. PAUL MN HOUSING & RDA REGIONS HOSPITAL PROJECT (HCFR)                          5.30     05/15/2028       2,825,160
  2,000,000   ST. PAUL MN HOUSING & RDA ST. PAUL ACADEMY & SUMMIT (PRIVATE SCHOOLS
              REVENUE)                                                                           5.00     10/01/2024       2,083,280
     95,000   STEELE COUNTY MN ELDERLY HOUSING PROJECT (HCFR)                                    6.63     06/01/2020          97,127
      5,000   STEELE COUNTY MN ELDERLY HOUSING PROJECT UNREFUNDED (HCFR)                         6.63     06/01/2020           5,033
  1,000,000   TODD MORRISON CASS & WADENA COUNTIES MN UNITED HOSPITAL DISTRICT LAKEWOOD
              (PROPERTY TAX REVENUE)                                                             5.13     12/01/2024       1,035,730
  1,720,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY REVENUE, GO OF
              UNIVERSITY)                                                                        5.75     07/01/2017       2,019,916
  1,180,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY REVENUE, GO OF
              UNIVERSITY)                                                                        5.00     04/01/2021       1,330,002
  7,310,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY REVENUE, GO OF
              UNIVERSITY)                                                                        5.50     07/01/2021       8,477,553
  1,000,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY REVENUE, GO OF
              UNIVERSITY)                                                                        5.13     04/01/2034       1,069,600
  1,275,000   UNIVERSITY OF MINNESOTA SERIES C (COLLEGE & UNIVERSITY REVENUE, GO OF
              UNIVERSITY)                                                                        5.00     12/01/2020       1,445,531
  5,000,000   UNIVERSITY OF MINNESOTA STATE SUPPORTED STADIUM DEBT (COLLEGE & UNIVERSITY
              REVENUE)                                                                           5.00     08/01/2025       5,317,650
  2,085,000   VIRGINIA MN HOUSING & RDA HEALTHCARE FACILITY (LEASE REVENUE)                      5.25     10/01/2025       1,977,748
  2,495,000   WASHINGTON COUNTY MN CAPITAL IMPROVEMENT PLAN SERIES A (PROPERTY TAX REVENUE)      5.00     02/01/2021       2,783,472
    280,000   WESTERN MINNESOTA MUNICIPAL POWER AGENCY (ELECTRIC REVENUE, NATL-RE INSURED)       9.75     01/01/2016         383,734
    190,000   WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC REVENUE)               6.38     01/01/2016         214,563
    330,000   WINONA MN WINONA HEALTH OBLIGATED GROUP (HCFR)                                     4.40     07/01/2010         331,950
                                                                                                                         172,442,292
                                                                                                                       -------------
PUERTO RICO: 0.29%
     25,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES II PREREFUNDED (ELECTRIC REVENUE,
              XLCA INSURED)                                                                      5.25     07/01/2022          28,013
    500,000   UNIVERSITY OF PUERTO RICO SERIES Q (COLLEGE & UNIVERSITY REVENUE)                  5.00     06/01/2016         504,075
                                                                                                                             532,088
                                                                                                                       -------------
VIRGIN ISLANDS: 0.98%
  1,000,000   VIRGIN ISLANDS PFA MATCHING FUND LOAN NOTES SERIES A (OTHER REVENUE)               6.00     10/01/2039       1,000,620
    750,000   VIRGIN ISLANDS PFA SENIOR LIEN MATCHING FUND LOAN NOTES SERIES A (SEWER
              REVENUE)                                                                           5.00     10/01/2014         793,244
                                                                                                                           1,793,864
                                                                                                                       -------------
TOTAL MUNICIPAL BONDS & NOTES (COST $170,742,128)                                                                        176,852,009
                                                                                                                       -------------

                WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS 39


Portfolio of Investments--December 31, 2009 (Unaudited)

MINNESOTA TAX-FREE FUND

   SHARES     SECURITY NAME                                                                      YIELD                     VALUE
-----------   ------------------------------------------------------------------------------   --------                -------------
SHORT-TERM INVESTMENTS: 1.96%
MUTUAL FUNDS: 1.96%
  3,568,301   WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE MONEY MARKET FUND CLASS A~+++(U)          0.01%                 $   3,568,301
                                                                                                                       -------------
TOTAL SHORT-TERM INVESTMENTS (COST $3,568,301)                                                                             3,568,301
                                                                                                                       -------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $174,310,429)*                                                                99.00%                            180,420,310
OTHER ASSETS AND LIABILITIES, NET                                                       1.00                               1,820,415
                                                                                     -------                           -------------
TOTAL NET ASSETS                                                                     100.00%                           $ 182,240,725
                                                                                     -------                           -------------

----------
+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(m) An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(n) Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

##   Zero coupon security. Interest rate presented is yield to maturity.

~ The Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $3,568,301.

(u)  Rate shown is the 7-day annualized yield at period end.

* Cost for federal income tax purposes is $174,461,497 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 7,529,462
Gross unrealized depreciation    (1,570,649)
                                -----------
Net unrealized appreciation     $ 5,958,813

The accompanying notes are an integral part of these financial statements.

                40 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS


             Statements of Assets and Liabilities--December 31, 2009 (Unaudited)

                                                                  CALIFORNIA
                                                                 LIMITED-TERM     CALIFORNIA        COLORADO
                                                                   TAX-FREE        TAX-FREE         TAX-FREE        MINNESOTA
                                                                     FUND            FUND             FUND        TAX-FREE FUND
                                                                 ------------    ------------    -------------    -------------
ASSETS
   Investments
      In unaffiliated securities, at value ....................  $214,929,992    $515,571,303    $ 101,321,600    $ 176,852,009
      In affiliated securities, at value ......................    17,222,905      12,718,647       12,526,106        3,568,301
                                                                 ------------    ------------    -------------    -------------
   Total Investments at value (see cost below) ................   232,152,897     528,289,950      113,847,706      180,420,310
                                                                 ------------    ------------    -------------    -------------
   Cash .......................................................        50,000          50,000           50,000        50,000 --
   Receivable for Fund shares issued ..........................     2,622,574       2,579,743          107,816           30,232
   Receivable for interest ....................................     2,898,798       6,657,031        1,079,665        2,787,345
                                                                 ------------    ------------    -------------    -------------
Total Assets ..................................................   237,724,269     537,576,724      115,085,187      183,287,887
                                                                 ------------    ------------    -------------    -------------
LIABILITIES
   Payable for floating rate notes issued .....................             0               0        1,085,000                0
   Payable for Fund shares redeemed ...........................        63,835         568,248          278,492          540,392
   Payable for investment purchased ...........................     2,736,140          99,421                0                0
   Dividends payable ..........................................       335,588         825,319          263,788          367,580
   Payable to investment advisor and affiliates ...............       163,563         403,207           77,995          119,787
   Accrued expenses and other liabilities .....................        11,751          58,895           11,835           19,403
                                                                 ------------    ------------    -------------    -------------
Total liabilties ..............................................     3,310,877       1,955,090        1,717,110     1,047,162 --
                                                                 ------------    ------------    -------------    -------------
TOTAL NET ASSETS ..............................................  $234,413,392    $535,621,634    $ 113,368,077    $ 182,240,725
                                                                 ------------    ------------    -------------    -------------
NET ASSETS CONSIST OF
   Paid-in capital ............................................  $233,147,504    $536,680,630    $ 113,188,903    $ 175,823,860
   Undistributed net investment income ........................       167,761          60,287          124,647          493,672
   Accumulated net realized loss on investments ...............    (1,383,613)    (11,800,839)        (870,534)        (186,688)
   Net unrealized appreciation (depreciation) of investments ..     2,481,740      10,681,556          925,061        6,109,881
                                                                 ------------    ------------    -------------    -------------
TOTAL NET ASSETS ..............................................  $234,413,392    $535,621,634    $ 113,368,077    $ 182,240,725
                                                                 ============    ============    =============    =============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets - Class A .......................................  $ 95,421,649    $371,414,419    $ 62,228,728$       53,655,829
   Shares outstanding - Class A ...............................     9,110,643      35,059,878        6,048,151        5,031,372
   Net asset value per share - Class A ........................  $      10.47    $      10.59    $       10.29    $       10.66
   Maximum offering price per share - Class A .................  $      10.79(2) $      11.09(3) $       10.77(3) $       11.16(3)
   Net assets - Class B .......................................            NA    $  7,688,444    $     484,479    $   1,604,718
   Shares outstanding - Class B ...............................            NA         711,164           47,029          150,486
   Net asset value per share - Class B ........................            NA    $      10.81    $       10.30    $       10.66
   Net assets - Class C .......................................  $ 22,576,922    $ 33,395,386    $   3,004,885    $   5,350,390
   Shares outstanding - Class C ...............................     2,155,932       3,091,095          291,804          501,762
   Net asset value per share - Class C ........................  $      10.47    $      10.80    $       10.30    $       10.66
   Net assets - Administrator Class ...........................  $116,414,821    $123,123,385    $  47,649,985    $ 121,629,788
   Shares outstanding - Administrator Class ...................    11,290,617      11,598,385        4,631,195       11,408,173
   Net asset value per share - Administrator Class ............  $      10.31    $      10.62    $       10.29    $       10.66
                                                                 ------------    ------------    -------------    -------------
Investments at cost ...........................................  $229,671,157    $517,608,394    $ 112,922,645    $ 174,310,429
                                                                 ------------    ------------    -------------    -------------

----------
(1.) Each Fund has an unlimited number of authorized shares.

(2.) Maximum offering price is computed as 100/97 of net asset value. On investments of $50,000 or more, the offering price is reduced.

(3.) Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

                 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS 41

Statements of Operations--For the Six Months Ended December 31, 2009 (Unaudited)

                                                           CALIFORNIA
                                                            LIMITED-
                                                              TERM       CALIFORNIA    COLORADO     MINNESOTA
                                                            TAX-FREE      TAX-FREE     TAX-FREE     TAX-FREE
                                                              FUND          FUND         FUND         FUND
                                                          -----------   -----------   ----------   ----------
INVESTMENT INCOME
   Interest from unaffiliated securities ..............   $ 3,240,715   $13,211,132   $2,615,609   $4,598,422
   Interest from affiliated securities ................         5,187         2,039        3,738          174
                                                          -----------   -----------   ----------   ----------
Total investment income ...............................     3,245,902    13,213,171    2,619,347    4,598,596
                                                          -----------   -----------   ----------   ----------
EXPENSES
   Advisory fees ......................................       292,397       884,448      191,929      329,093
   Administration fees
      Fund level ......................................        41,771       126,459       27,418       47,013
   Class A ............................................        62,055       340,220       53,880       47,976
   Class B ............................................            NA         8,775          717        1,693
   Class C ............................................        12,298        28,729        1,805        4,358
   Administrator Class ................................        42,235        43,073       23,502       64,012
   Custody fees .......................................         9,850        33,214        7,357       12,718
   Shareholder servicing fees .........................       204,745       625,051      132,092      233,491
   Accounting fees ....................................         5,617        13,340        5,533        7,704
   Distribution fees
      Class B .........................................            NA        36,562        2,989        7,052
      Class C .........................................        51,240       119,702        7,523       18,157
   Interest expenses and fees .........................             0             0        2,330            0
   Professional fees ..................................        16,488        19,004       16,795       19,101
   Registration fees ..................................         4,084         3,619        4,598        8,159
   Shareholder reports ................................         6,148        35,138        6,400       13,160
   Trustees' fees .....................................         5,419         5,419        5,419        5,419
   Other fees and expenses ............................         2,029         6,614        2,559        3,223
                                                          -----------   -----------   ----------   ----------
Total expenses ........................................       756,376     2,329,367      492,846      822,329
                                                          -----------   -----------   ----------   ----------
LESS
   Waived fees ........................................      (100,571)     (257,231)     (72,539)    (157,833)
   Net expenses .......................................       655,805     2,072,136      420,307      664,496
                                                          -----------   -----------   ----------   ----------
Net investment income .................................     2,590,097    11,141,035    2,199,040    3,934,100
                                                          -----------   -----------   ----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Unaffiliated securities ............................    (1,090,897)   (3,856,074)    (168,551)      33,449
                                                          -----------   -----------   ----------   ----------
Net realized gain (loss) on investments ...............    (1,090,897)   (3,856,074)    (168,551)      33,449
                                                          -----------   -----------   ----------   ----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Unaffiliated securities ............................     3,584,195    24,189,450    4,203,179    5,445,075
                                                          -----------   -----------   ----------   ----------
Net change in unrealized appreciation (depreciation) of
   investments ........................................     3,584,195    24,189,450    4,203,179    5,445,075
                                                          -----------   -----------   ----------   ----------
Net realized and unrealized gain (loss) on investments      2,493,298    20,333,376    4,034,628    5,478,524
                                                          -----------   -----------   ----------   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..   $ 5,083,395   $31,474,411   $6,233,668   $9,412,624
                                                          -----------   -----------   ----------   ----------

The accompanying notes are an integral part of these financial statements.

                42 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS


                                             Statements of Changes in Net Assets

                                                                                        CALIFORNIA LIMITED-TERM TAX-FREE FUND
                                                                                        -------------------------------------
                                                                                               For the
                                                                                          Six Months Ended       For the
                                                                                          December 31, 2009     Year Ended
                                                                                             (Unaudited)      June 30, 2009
                                                                                          -----------------   -------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .............................................................       $112,645,193      $ 85,808,398
OPERATIONS
   Net investment income ............................................................          2,590,097         3,553,306
   Net realized gain (loss) on investments ..........................................         (1,090,897)          114,053
   Net change in unrealized appreciation (depreciation) of investments ..............          3,584,195          (472,318)
                                                                                            ------------      ------------
Net increase (decrease) in net assets resulting from operations .....................          5,083,395         3,195,041
                                                                                            ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A .......................................................................         (1,042,517)       (1,539,106)
      Class B .......................................................................                 NA                NA
      Class C .......................................................................           (147,986)         (143,744)
      Administrator Class ...........................................................         (1,392,615)       (1,843,447)
Net realized gains
      Class A .......................................................................                  0                 0
      Class B .......................................................................                 NA                NA
      Class C .......................................................................                  0                 0
      Administrator Class ...........................................................                  0                 0
                                                                                            ------------      ------------
Total distributions to shareholders .................................................        (2,583,118)        (3,526,297)
                                                                                            ------------      ------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ..............................................         55,086,585        32,349,439
   Reinvestment of distributions - Class A ..........................................            706,346         1,074,390
   Cost of shares redeemed - Class A ................................................         (7,747,513)      (24,268,188)
                                                                                            ------------      ------------
   Net increase (decrease) in net assets resulting from capital share transactions
      - Class A .....................................................................         48,045,418         9,155,641
                                                                                            ------------      ------------
   Proceeds from shares sold - Class B ..............................................                 NA                NA
   Reinvestment of distributions - Class B ..........................................                 NA                NA
   Cost of shares redeemed - Class B ................................................                 NA                NA
                                                                                            ------------      ------------
   Net decrease in net assets resulting from capital share transactions - Class B ...                 NA                NA
                                                                                            ------------      ------------
   Proceeds from shares sold - Class C ..............................................         16,858,421         2,895,163
   Reinvestment of distributions - Class C ..........................................            110,054           113,082
   Cost of shares redeemed - Class C ................................................           (589,225)       (1,619,750)
                                                                                            ------------      ------------
   Net increase (decrease) in net assets resulting from capital share transactions
      - Class C .....................................................................         16,379,250         1,388,495
                                                                                            ------------      ------------
   Proceeds from shares sold - Administrator Class ..................................         76,486,734        46,391,166
   Reinvestment of distributions - Administrator Class ..............................            306,235           504,780
   Cost of shares redeemed - Administrator Class ....................................        (21,949,715)      (30,272,031)
                                                                                            ------------      ------------
   Net increase (decrease) in net assets resulting from capital share transactions
      - Administrator Class .........................................................         54,843,254        16,623,915
                                                                                            ------------      ------------
Net increase (decrease) in net assets resulting from capital share transactions -
   Total ............................................................................        119,267,922        27,168,051
                                                                                            ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS ...............................................        121,768,199        26,836,795
                                                                                            ============      ============
ENDING NET ASSETS ...................................................................       $234,413,392      $112,645,193
                                                                                            ============      ============
Ending balance of undistributed net investment income ...............................       $    167,761      $    160,782
                                                                                            ------------      ------------

The accompanying notes are an integral part of these financial statements.

                 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS 43


Statements of Changes in Net Assets

     CALIFORNIA TAX-FREE FUND             COLORADO TAX-FREE FUND            MINNESOTA TAX-FREE FUND
---------------------------------   ---------------------------------   ---------------------------------
    For the                              For the                             For the
 Six Months Ended      For the      Six Months Ended       For the      Six Months Ended       For the
December 31, 2009    Year Ended     December 31, 2009    Year Ended     December 31, 2009     Year Ended
   (Unaudited)      June 30, 2009      (Unaudited)      June 30, 2009      (Unaudited)      June 30, 2009
-----------------   -------------   -----------------   -------------   -----------------   -------------

  $ 465,284,614     $508,481,016      $ 99,752,732       $94,490,769      $177,983,708      $164,844,658
     11,141,035       22,687,056         2,199,040         4,321,579         3,934,100         7,676,764
     (3,856,074)      (4,919,792)         (168,551)         (695,700)           33,449           234,134
     24,189,450      (20,238,235)        4,203,179        (3,147,831)        5,445,075        (2,922,146)
  -------------     ------------      ------------       -----------      ------------      ------------
     31,474,411       (2,470,971)        6,233,668           478,048         9,412,624         4,988,752
  -------------     ------------      ------------       -----------      ------------      ------------


     (8,383,728)     (16,990,529)       (1,239,443)       (2,146,053)       (1,086,000)       (1,971,458)
       (181,301)        (698,776)          (13,577)          (70,856)          (31,321)         (107,720)
       (584,803)      (1,102,411)          (33,823)          (24,118)          (79,907)         (108,100)
     (1,991,205)      (3,895,338)       (1,033,531)       (2,050,310)       (2,766,649)       (5,460,844)
              0                0                 0           (40,732)          (55,691)          (25,029)
              0                0                 0            (1,719)           (1,661)           (1,738)
              0                0                 0              (521)           (5,637)           (1,780)
              0                0                 0           (38,222)         (127,963)          (70,239)
  -------------     ------------      ------------       -----------      ------------      ------------
    (11,141,037)     (22,687,054)       (2,320,374)       (4,372,531)       (4,154,829)       (7,746,908)
  -------------     ------------      ------------       -----------      ------------      ------------

     28,595,531       57,243,194         9,708,344        17,343,240         4,902,548        13,967,374
      5,492,319       11,129,535           762,595         1,417,338           846,107         1,494,889
    (29,746,355)     (74,023,834)       (4,239,707)       (9,228,114)       (2,450,713)       (9,364,358)
  -------------     ------------      ------------       -----------      ------------      ------------
      4,341,495       (5,651,105)        6,231,232         9,532,464         3,297,942         6,097,905
  -------------     ------------      ------------       -----------      ------------      ------------
             45           67,401                 0                 0             7,421                 0
        115,310          480,413             8,070            44,672            21,722            74,629
     (4,842,545)     (13,385,486)         (631,450)       (1,719,463)         (652,263)       (1,980,216)
  -------------     ------------      ------------       -----------      ------------      ------------

     (4,727,190)     (12,837,672)         (623,380)       (1,674,791)         (623,120)       (1,905,587)
  -------------     ------------      ------------       -----------      ------------      ------------
      6,814,718        4,755,532         2,104,394           720,892         1,385,119         2,500,186
        377,735          715,647            26,728            19,425            68,148            86,468
     (2,823,681)      (5,688,752)         (230,858)          (76,614)         (380,259)         (507,350)
  -------------     ------------      ------------       -----------      ------------      ------------

      4,368,772         (217,573)        1,900,264           663,703         1,073,008         2,079,304
  -------------     ------------      ------------       -----------      ------------      ------------
     56,123,564       29,659,951         6,161,240         9,584,912         9,249,270        48,243,559
        797,816        1,278,030           125,613           268,216         1,208,931         1,900,671
    (10,900,811)     (30,270,008)       (4,092,918)       (9,218,058)      (15,206,809)      (40,518,646)
  -------------     ------------      ------------       -----------      ------------      ------------

     46,020,569          667,973         2,193,935           635,070        (4,748,608)        9,625,584
  -------------     ------------      ------------       -----------      ------------      ------------

     50,003,646      (18,038,377)        9,702,051         9,156,446        (1,000,778)       15,897,206
  -------------     ------------      ------------       -----------      ------------      ------------
     70,337,020      (43,196,402)       13,615,345         5,261,963         4,257,017        13,139,050
  =============     ============      ============       ===========      ============      ============
  $ 535,621,634     $465,284,614      $113,368,077       $99,752,732      $182,240,725      $177,983,708
  =============     ============      ============       ===========      ============      ============
  $      60,287     $     60,289      $    124,647       $   245,981      $    493,672      $    523,449
  -------------     ------------      ------------       -----------      ------------      ------------

                44 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS


                                             Statements of Changes in Net Assets

                                                                                             CALIFORNIA LIMITED-TERM TAX-FREE FUND
                                                                                             -------------------------------------
                                                                                                   For the
                                                                                                Six Months Ended      For the
                                                                                               December 31, 2009     Year Ended
                                                                                                  (Unaudited)      June 30, 2009
                                                                                               -----------------   -------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .................................................................         5,277,904         3,177,947
   Shares issued in reinvestment of distributions - Class A ..............................            67,789           105,176
   Shares redeemed - Class A .............................................................          (742,610)       (2,404,224)
                                                                                                  ----------        ----------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Class A ............................................................................         4,603,083           878,899
                                                                                                  ----------        ----------
   Shares sold - Class B .................................................................                NA                NA
   Shares issued in reinvestment of distributions - Class B ..............................                NA                NA
   Shares redeemed - Class B .............................................................                NA                NA
                                                                                                  ----------        ----------
   Net decrease in net assets resulting from capital share transactions - Class B ........                NA                NA
                                                                                                  ----------        ----------
   Shares sold - Class C .................................................................         1,617,181           282,245
   Shares issued in reinvestment of distributions - Class C ..............................            10,550            11,078
   Shares redeemed - Class C .............................................................           (56,458)         (158,438)
                                                                                                  ----------        ----------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Class C ............................................................................         1,571,273           134,885
                                                                                                  ----------        ----------
   Shares sold - Administrator Class .....................................................         7,453,284         4,611,105
   Shares issued in reinvestment of distributions - Administrator Class ..................            29,843            50,195
   Shares redeemed - Administrator Class .................................................        (2,142,575)       (3,030,410)
                                                                                                  ----------        ----------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Administrator Class ................................................................         5,340,552         1,630,890
                                                                                                  ----------        ----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..        11,514,908         2,644,674
                                                                                                  ----------        ----------

The accompanying notes are an integral part of these financial statements.

                WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS 45


Statements of Changes in Net Assets

    CALIFORNIA TAX-FREE FUND             COLORADO TAX-FREE FUND             MINNESOTA TAX-FREE FUND
---------------------------------   ---------------------------------   --------------------------------
      For the                            For the                             For the
 Six Months Ended      For the      Six Months Ended       For the      Six Months Ended       For the
December 31, 2009    Year Ended     December 31, 2009     Year Ended    December 31, 2009     Year Ended
   (Unaudited)      June 30, 2009      (Unaudited)      June 30, 2009      (Unaudited)      June 30, 2009
-----------------   -------------   -----------------   -------------   -----------------   -------------

    2,710,857         5,655,900          948,417         1,759,458            462,108         1,362,671
      521,207         1,101,497           74,465           144,062             79,483           145,986
   (2,824,410)       (7,378,590)        (415,129)         (939,479)          (230,692)         (918,636)
   ----------        ----------         --------         ---------         ----------        ----------

      407,654          (621,193)         607,753           964,041            310,899           590,021
   ----------        ----------         --------         ---------         ----------        ----------
            4             6,887                0                 0                694                 0
       10,746            46,568              789             4,541              2,043             7,295
     (451,646)       (1,286,526)         (61,817)         (174,321)           (61,324)         (192,781)
   ----------        ----------         --------         ---------         ----------        ----------
     (440,896)       (1,233,071)         (61,028)         (169,780)           (58,587)         (185,486)
   ----------        ----------         --------         ---------         ----------        ----------
      634,135           453,637          205,181            73,097            129,236           244,110
       35,139            69,459            2,602             1,979              6,398             8,451
     (263,924)         (549,395)         (22,175)           (7,723)           (35,719)          (49,923)
   ----------        ----------         --------         ---------         ----------        ----------

      405,350           (26,299)         185,608            67,353             99,915           202,638
   ----------        ----------         --------         ---------         ----------        ----------
    5,274,895         2,895,979          603,561           972,612            873,864         4,727,453
       75,468           126,137           12,267            27,330            113,567           185,807
   (1,036,903)       (3,023,585)        (401,545)         (949,409)        (1,430,229)       (3,951,302)
   ----------        ----------         --------         ---------         ----------        ----------

    4,313,460            (1,469)         214,283            50,533           (442,798)          961,958
   ----------        ----------         --------         ---------         ----------        ----------
    4,685,568        (1,882,032)         946,616           912,147            (90,571)        1,569,131
   ----------        ----------         --------         ---------         ----------        ----------

The accompanying notes are an integral part of these financial statements.

                 46 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS


                                                            Financial Highlights

                                                   Beginning                 Net Realized    Distributions
                                                   Net Asset       Net      and Unrealized      from Net
                                                   Value Per   Investment     Gain (Loss)      Investment
                                                     Share       Income     on Investments       Income
                                                   ---------   ----------   --------------   -------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND
Class A
July 1, 2009 to December 31, 2009 (Unaudited) ..     $10.29       0.16           0.19            (0.17)
July 1, 2008 to June 30, 2009 ..................     $10.30       0.39          (0.01)           (0.39)
July 1, 2007 to June 30, 2008 ..................     $10.36       0.38          (0.06)           (0.38)
July 1, 2006 to June 30, 2007 ..................     $10.34       0.36           0.02            (0.36)
July 1, 2005 to June 30, 2006 ..................     $10.60       0.30          (0.24)           (0.29)
July 1, 2004 to June 30, 2005 ..................     $10.46       0.28           0.15            (0.27)
Class C
July 1, 2009 to December 31, 2009 (Unaudited) ..     $10.29       0.10           0.20            (0.12)
July 1, 2008 to June 30, 2009 ..................     $10.30       0.30          (0.00)           (0.31)
July 1, 2007 to June 30, 2008 ..................     $10.36       0.31          (0.07)           (0.30)
July 1, 2006 to June 30, 2007 ..................     $10.34       0.30           0.01            (0.29)
July 1, 2005 to June 30, 2006 ..................     $10.59       0.22          (0.23)           (0.21)
July 1, 2004 to June 30, 2005 ..................     $10.46       0.20           0.14            (0.19)
Administrator Class
July 1, 2009 to December 31, 2009 (Unaudited) ..     $10.13       0.17           0.19            (0.18)
July 1, 2008 to June 30, 2009 ..................     $10.14       0.41          (0.01)           (0.41)
July 1, 2007 to June 30, 2008 ..................     $10.20       0.39          (0.05)           (0.40)
July 1, 2006 to June 30, 2007 ..................     $10.18       0.38           0.02            (0.38)
July 1, 2005 to June 30, 2006 ..................     $10.43       0.32          (0.23)           (0.31)
July 1, 2004 to June 30, 2005 ..................     $10.29       0.31           0.15            (0.30)
CALIFORNIA TAX-FREE FUND
Class A
July 1, 2009 to December 31, 2009 (Unaudited) ..     $10.14       0.24           0.45            (0.24)
July 1, 2008 to June 30, 2009 ..................     $10.64       0.49          (0.50)           (0.49)
July 1, 2007 to June 30, 2008 ..................     $11.02       0.48          (0.35)           (0.48)
July 1, 2006 to June 30, 2007 ..................     $11.00       0.48           0.05            (0.48)
July 1, 2005 to June 30, 2006 ..................     $11.51       0.48          (0.40)           (0.48)
July 1, 2004 to June 30, 2005 ..................     $11.01       0.49           0.56            (0.49)
Class B
July 1, 2009 to December 31, 2009 (Unaudited) ..     $10.35       0.22           0.44            (0.20)
July 1, 2008 to June 30, 2009 ..................     $10.86       0.42          (0.50)           (0.43)
July 1, 2007 to June 30, 2008 ..................     $11.24       0.42          (0.36)           (0.41)
July 1, 2006 to June 30, 2007 ..................     $11.22       0.41           0.05            (0.41)
July 1, 2005 to June 30, 2006 ..................     $11.74       0.41          (0.41)           (0.41)
July 1, 2004 to June 30, 2005 ..................     $11.22       0.40           0.58            (0.40)
Class C
July 1, 2009 to December 31, 2009 (Unaudited) ..     $10.35       0.20           0.45            (0.20)
July 1, 2008 to June 30, 2009 ..................     $10.85       0.42          (0.50)           (0.42)
July 1, 2007 to June 30, 2008 ..................     $11.24       0.41          (0.36)           (0.41)
July 1, 2006 to June 30, 2007 ..................     $11.22       0.41           0.05            (0.41)
July 1, 2005 to June 30, 2006 ..................     $11.74       0.41          (0.41)           (0.41)
July 1, 2004 to June 30, 2005 ..................     $11.22       0.40           0.58            (0.40)

----------
(1.) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(2.) Commencement of class operations.

(3.) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

(4.) Calculated based upon average shares outstanding.

(5.) On July 18, 2008, Class Z was converted to Administrator Class.

The accompanying notes are an integral part of these financial statements.

                 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS 47


Financial Highlights

                                  Ratio to Average Net Assets
                   Ending                (Annualized)
 Distributions   Net Asset   ------------------------------------               Portfolio    Net Assets at
    from Net     Value Per   Net Investment     Gross       Net       Total      Turnover    End of Period
Realized Gains     Share      Income (Loss)   Expenses   Expenses   Return(1)    Rate(3)    (000's omitted)
--------------   ---------   --------------   --------   --------   ---------   ---------   ---------------


     0.00          $10.47         3.82%         0.88%      0.85%      3.37%         12%         $ 95,422
     0.00          $10.29         3.82%         0.95%      0.85%      3.77%         64%         $ 46,372
     0.00          $10.30         3.63%         1.09%      0.85%      3.09%         69%         $ 37,376
     0.00          $10.36         3.50%         1.09%      0.85%      3.74%         80%         $ 41,140
    (0.03)         $10.34         2.85%         1.09%      0.85%      0.58%         82%         $ 39,433
    (0.02)         $10.60         2.63%         1.08%      0.85%      4.20%        111%         $ 52,029

     0.00          $10.47         3.07%         1.63%      1.60%      2.97%         12%         $ 22,577
     0.00          $10.29         3.07%         1.69%      1.60%      2.99%         64%         $  6,014
     0.00          $10.30         2.88%         1.83%      1.60%      2.32%         69%         $  4,632
     0.00          $10.36         2.75%         1.84%      1.60%      2.97%         80%         $  5,006
    (0.03)         $10.34         2.09%         1.85%      1.60%     (0.08)%        82%         $  6,894
    (0.02)         $10.59         1.88%         1.83%      1.60%      3.33%        111%         $ 10,273

     0.00          $10.31         4.08%         0.81%      0.60%      3.53%         12%         $116,415
     0.00          $10.13         4.08%         0.87%      0.60%      4.03%         64%         $ 60,259
     0.00          $10.14         3.85%         0.91%      0.60%      3.34%         69%         $ 43,800
     0.00          $10.20         3.74%         0.91%      0.60%      4.00%         80%         $ 24,600
    (0.03)         $10.18         3.11%         0.91%      0.60%      0.89%         82%         $ 20,677
    (0.02)         $10.43         2.93%         0.79%      0.60%      4.54%        111%         $ 17,707


     0.00          $10.59         4.54%         0.87%      0.80%      6.79%         14%         $371,414
     0.00          $10.14         4.85%         0.88%      0.80%      0.06%         44%         $351,526
    (0.03)         $10.64         4.42%         1.02%      0.80%      1.25%         43%         $375,441
    (0.03)         $11.02         4.31%         1.03%      0.80%      4.89%         49%         $365,396
    (0.11)         $11.00         4.32%         1.04%      0.80%      0.76%         48%         $350,038
    (0.06)         $11.51         4.36%         1.05%      0.80%      9.72%         30%         $371,633

     0.00          $10.81         3.81%         1.63%      1.55%      6.40%         14%         $  7,688
     0.00          $10.35         4.08%         1.64%      1.55%     (0.69)%        44%         $ 11,926
    (0.03)         $10.86         3.68%         1.77%      1.55%      0.57%         43%         $ 25,900
    (0.03)         $11.24         3.57%         1.78%      1.55%      4.11%         49%         $ 42,839
    (0.11)         $11.22         3.56%         1.79%      1.55%     (0.00)%        48%         $ 54,258
    (0.06)         $11.74         3.52%         1.79%      1.55%      8.90%         30%         $ 66,182

     0.00          $10.80         3.75%         1.62%      1.55%      6.30%         14%         $ 33,395
     0.00          $10.35         4.10%         1.63%      1.55%     (0.60)%        44%         $ 27,786
    (0.03)         $10.85         3.69%         1.76%      1.55%      0.47%         43%         $ 29,438
    (0.03)         $11.24         3.56%         1.78%      1.55%      4.11%         49%         $ 29,732
    (0.11)         $11.22         3.56%         1.79%      1.55%     (0.00)%        48%         $ 29,168
    (0.06)         $11.74         3.52%         1.79%      1.55%      8.89%         30%         $ 31,904

                 48 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS


                                                            Financial Highlights

                                                   Beginning                 Net Realized    Distributions
                                                   Net Asset       Net      and Unrealized      from Net
                                                   Value Per   Investment     Gain (Loss)      Investment
                                                     Share       Income     on Investments       Income
                                                   ---------   ----------   --------------   -------------
CALIFORNIA TAX-FREE FUND (continued)
Administrator Class
July 1, 2009 to December 31, 2009 (Unaudited) ..     $10.16       0.25           0.46            (0.25)
July 1, 2008 to June 30, 2009 ..................     $10.66       0.52          (0.50)           (0.52)
July 1, 2007 to June 30, 2008 ..................     $11.04       0.51          (0.35)           (0.51)
July 1, 2006 to June 30, 2007 ..................     $11.03       0.51           0.04            (0.51)
July 1, 2005 to June 30, 2006 ..................     $11.54       0.51          (0.40)           (0.51)
July 1, 2004 to June 30, 2005 ..................     $11.03       0.52           0.57            (0.52)
COLORADO TAX-FREE FUND
Class A
July 1, 2009 to December 31, 2009 (Unaudited) ..     $ 9.90       0.45(4)        0.15            (0.21)
July 1, 2008 to June 30, 2009 ..................     $10.32       0.45(4)       (0.41)           (0.45)
July 1, 2007 to June 30, 2008 ..................     $10.57       0.44(4)       (0.24)           (0.44)
July 1, 2006 to June 30, 2007 ..................     $10.55       0.45           0.02            (0.45)
July 1, 2005 to June 30, 2006 ..................     $10.94       0.46          (0.40)           (0.45)
July 1, 2004 to June 30, 2005 ..................     $10.64       0.46           0.30            (0.46)
Class B
July 1, 2009 to December 31, 2009 (Unaudited) ..     $ 9.92       0.39(4)        0.17            (0.18)
July 1, 2008 to June 30, 2009 ..................     $10.33       0.38(4)       (0.40)           (0.38)
July 1, 2007 to June 30, 2008 ..................     $10.58       0.36(4)       (0.24)           (0.36)
July 1, 2006 to June 30, 2007 ..................     $10.57       0.37           0.01            (0.37)
July 1, 2005 to June 30, 2006 ..................     $10.95       0.38          (0.39)           (0.37)
July 1, 2004 to June 30, 2005 ..................     $10.65       0.38           0.30            (0.38)
Class C
July 1, 2009 to December 31, 2009 (Unaudited) ..     $ 9.91       0.38(4)        0.19            (0.18)
July 1, 2008 to June 30, 2009 ..................     $10.33       0.37(4)       (0.40)           (0.38)
April 1, 2008(2) to June 30, 2008 ..............     $10.35       0.08(4)       (0.01)           (0.09)
Administrator Class
July 1, 2009 to December 31, 2009 (Unaudited) ..     $ 9.90       0.48(4)        0.14            (0.23)
July 1, 2008 to June 30, 2009 ..................     $10.32       0.48(4)       (0.42)           (0.47)
July 1, 2007 to June 30, 2008 ..................     $10.57       0.47(4)       (0.25)           (0.46)
July 1, 2006 to June 30, 2007 ..................     $10.55       0.48           0.02            (0.48)
July 1, 2005 to June 30, 2006 ..................     $10.94       0.49          (0.40)           (0.48)
July 1, 2004 to June 30, 2005 ..................     $10.64       0.49           0.30            (0.49)

The accompanying notes are an integral part of these financial statements.

                 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS 49


Financial Highlights

                                  Ratio to Average Net Assets
                   Ending                (Annualized)
 Distributions   Net Asset   ------------------------------------               Portfolio    Net Assets at
   from Net      Value Per   Net Investment     Gross       Net       Total      Turnover    End of Period
Realized Gains     Share      Income (Loss)   Expenses   Expenses   Return(1)    Rate(3)    (000's omitted)
--------------   ---------   --------------   --------   --------   ---------   ---------   ---------------


      0.00         $10.62         4.02%         0.79%      0.55%       7.02%       14%          $123,123
      0.00         $10.16         5.10%         0.81%      0.55%       0.32%       44%          $ 74,046
     (0.03)        $10.66         4.67%         0.84%      0.55%       1.51%       43%          $ 77,702
     (0.03)        $11.04         4.56%         0.85%      0.55%       5.06%       49%          $ 50,556
     (0.11)        $11.03         4.58%         0.86%      0.55%       1.02%       48%          $ 46,686
     (0.06)        $11.54         4.60%         0.75%      0.55%      10.07%       30%          $ 41,926


      0.00         $10.29         4.02%         0.90%      0.85%       6.13%       10%          $ 62,229
     (0.01)        $ 9.90         4.58%         1.00%      0.88%       0.51%       20%          $ 53,883
     (0.01)        $10.32         4.20%         1.12%      0.89%       1.85%       15%          $ 46,174
      0.00         $10.57         4.21%         1.15%      0.92%       4.46%       21%          $ 49,827
      0.00         $10.55         4.28%         1.17%      0.93%       0.60%       23%          $ 43,538
      0.00         $10.94         4.24%         1.13%      0.91%       7.24%       33%          $ 50,410

      0.00         $10.30         3.34%         1.67%      1.60%       5.62%       10%          $    484
     (0.01)        $ 9.92         3.83%         1.74%      1.63%      (0.14)%      20%          $  1,072
     (0.01)        $10.33         3.45%         1.87%      1.64%       1.09%       15%          $  2,870
      0.00         $10.58         3.47%         1.90%      1.67%       3.59%       21%          $  6,057
      0.00         $10.57         3.53%         1.92%      1.68%      (0.05)%      23%          $  7,661
      0.00         $10.95         3.49%         1.88%      1.66%       6.43%       33%          $  9,095

      0.00         $10.30         3.16%         1.66%      1.60%       5.73%       10%          $  3,005
     (0.01)        $ 9.91         3.82%         1.73%      1.60%      (0.23)%      20%          $  1,053
      0.00         $10.33         2.25%         1.74%      1.61%       0.58%       15%          $    401

      0.00         $10.29         4.30%         0.84%      0.60%       6.26%       10%          $ 47,650
     (0.01)        $ 9.90         4.84%         0.92%      0.63%       0.76%       20%          $ 43,746
     (0.01)        $10.32         4.44%         0.94%      0.64%       2.10%       15%          $ 45,046
      0.00         $10.57         4.46%         0.97%      0.67%       4.72%       21%          $ 35,446
      0.00         $10.55         4.53%         0.98%      0.68%       0.85%       23%          $ 32,321
      0.00         $10.94         4.49%         0.83%      0.66%       7.50%       33%          $ 36,304

                50 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS


                                                            Financial Highlights

                                                         Beginning               Net Realized   Distributions
                                                         Net Asset     Net      and Unrealized    from Net
                                                         Value Per  Investment    Gain (Loss)     Investment
                                                           Share      Income    on Investments     Income
                                                         ---------  ----------  --------------  -------------
MINNESOTA TAX-FREE FUND
Class A
July 1, 2009 to December 31, 2009 (Unaudited) ........     $10.36     0.44(4)         0.09         (0.22)
July 1, 2008 to June 30, 2009 ........................     $10.56     0.44(4)        (0.19)        (0.44)
July 1, 2007 to June 30, 2008 ........................     $10.70     0.45(4)        (0.10)        (0.46)
July 1, 2006 to June 30, 2007 ........................     $10.74     0.45           (0.01)        (0.45)
July 1, 2005 to June 30, 2006 ........................     $11.15     0.45           (0.37)        (0.45)
July 1, 2004 to June 30, 2005 ........................     $10.89     0.45            0.30         (0.44)
Class B
July 1, 2009 to December 31, 2009 (Unaudited) ........     $10.36     0.37(4)         0.12         (0.18)
July 1, 2008 to June 30, 2009 ........................     $10.56     0.37(4)        (0.19)        (0.37)
July 1, 2007 to June 30, 2008 ........................     $10.69     0.38(4)        (0.10)        (0.38)
July 1, 2006 to June 30, 2007 ........................     $10.74     0.38           (0.03)        (0.37)
July 1, 2005 to June 30, 2006 ........................     $11.15     0.37           (0.37)        (0.37)
July 1, 2004 to June 30, 2005 ........................     $10.89     0.38            0.29         (0.36)
Class C
July 1, 2009 to December 31, 2009 (Unaudited) ........     $10.36     0.36(4)         0.13         (0.18)
July 1, 2008 to June 30, 2009 ........................     $10.56     0.36(4)        (0.18)        (0.37)
July 1, 2007 to June 30, 2008 ........................     $10.69     0.37(4)        (0.10)        (0.37)
July 1, 2006 to June 30, 2007 ........................     $10.73     0.36           (0.01)        (0.36)
July 1, 2005 to June 30, 2006 ........................     $11.15     0.37           (0.38)        (0.37)
April 8, 2005(2) to June 30, 2005 ....................     $10.97     0.08            0.18         (0.08)
Administrator Class
July 1, 2009 to December 31, 2009 (Unaudited) ........     $10.36     0.47(4)         0.07         (0.23)
July 1, 2008 to June 30, 2009(5) .....................     $10.56     0.47(4)        (0.19)        (0.47)
July 1, 2007 to June 30, 2008 ........................     $10.69     0.48(4)        (0.10)        (0.48)
July 1, 2006 to June 30, 2007 ........................     $10.73     0.48           (0.01)        (0.48)
July 1, 2005 to June 30, 2006 ........................     $11.14     0.48           (0.37)        (0.48)
July 1, 2004 to June 30, 2005 ........................     $10.89     0.48            0.29         (0.47)

The accompanying notes are an integral part of these financial statements.

                WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS 51


Financial Highlights

                               Ratio to Average Net Assets
                 Ending                 (Annualized)
 Distributions  Net Asset  ----------------------------------             Portfolio   Net Assets at
   from Net     Value Per  Net Investment   Gross       Net      Total     Turnover   End of Period
Realized Gains    Share     Income (Loss)  Expenses  Expenses  Return(1)   Rate(3)   (000's omitted)
--------------  ---------  --------------  --------  --------  ---------  ---------  ---------------


    (0.01)       $10.66         4.13%        0.90%     0.85%     5.13%       15%         $ 53,656
    (0.01)       $10.36         4.32%        0.94%     0.85%     2.49%       28%         $ 48,905
    (0.03)       $10.56         4.26%        1.06%     0.85%     3.32%       39%         $ 43,617
    (0.03)       $10.70         4.18%        1.07%     0.85%     4.14%       19%         $ 37,897
    (0.04)       $10.74         4.17%        1.08%     0.85%     0.73%       20%         $ 38,145
    (0.05)       $11.15         4.06%        1.06%     0.85%     7.06%       18%         $ 37,829

    (0.01)       $10.66         3.38%        1.66%     1.60%     4.74%       15%         $  1,605
    (0.01)       $10.36         3.58%        1.69%     1.60%     1.72%       28%         $  2,166
    (0.03)       $10.56         3.51%        1.82%     1.60%     2.64%       39%         $  4,166
    (0.03)       $10.69         3.43%        1.82%     1.60%     3.27%       19%         $  6,200
    (0.04)       $10.74         3.41%        1.83%     1.60%    (0.02)%      20%         $  8,787
    (0.05)       $11.15         3.31%        1.81%     1.60%     6.27%       18%         $ 10,987

    (0.01)       $10.66         3.33%        1.65%     1.60%     4.74%       15%         $  5,350
    (0.01)       $10.36         3.55%        1.65%     1.59%     1.73%       28%         $  4,163
    (0.03)       $10.56         3.49%        1.79%     1.60%     2.63%       39%         $  2,103
    (0.03)       $10.69         3.41%        1.82%     1.60%     3.35%       19%         $  1,245
    (0.04)       $10.73         3.40%        1.83%     1.60%    (0.13)%      20%         $    635
     0.00        $11.15         3.36%        1.82%     1.60%     2.38%       18%         $    389

    (0.01)       $10.66         4.40%        0.82%     0.60%     5.27%       15%         $121,630
    (0.01)       $10.36         4.57%        0.86%     0.60%     2.74%       28%         $122,749
    (0.03)       $10.56         4.49%        0.89%     0.60%     3.67%       39%         $111,194
    (0.03)       $10.69         4.43%        0.89%     0.60%     4.40%       19%         $115,134
    (0.04)       $10.73         4.42%        0.90%     0.60%     0.98%       20%         $109,137
    (0.05)       $11.14         4.31%        0.76%     0.60%     7.23%       18%         $128,854

                52 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS


                                                   Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the following funds: Wells Fargo Advantage California Limited-Term Tax-Free Fund ("California Limited-Term Tax-Free Fund"), Wells Fargo Advantage California Tax-Free Fund ("California Tax-Free Fund"), Wells Fargo Advantage Colorado Tax-Free Fund ("Colorado Tax-Free Fund") and Wells Fargo Advantage Minnesota Tax-Free Fund ("Minnesota Tax-Free Fund") (each, a "Fund", collectively, the "Funds"). Each Fund is a non-diversified series of the Trust, a Delaware statutory trust organized on November 8, 1999.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through February 26, 2010 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using the methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities of sufficient credit quality with original maturities of 60 days or less, generally are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

WHEN-ISSUED TRANSACTIONS

Each Fund may purchase securities on a forward commitment or 'when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

FUTURES CONTRACTS

Certain Funds may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

                 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS 53


Notes to Financial Statements

MUNICIPAL MARKET DATA RATE LOCKS

The Funds may be subject to interest rate risk in the normal course of pursuing its investment objectives. A Fund may purchase and sell Municipal Market Data Rate Locks ("MMD Rate Locks"). A Fund will ordinarily use these transactions as a hedge or for duration or risk management although it is permitted to enter into them to enhance income or gain or to increase the Fund's yield, for example, during periods of steep interest rate yield curves (i.e., wide differences between short term and long term interest rates). An MMD Rate Lock permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. An MMD Rate Lock is a contract between a Fund and an MMD Rate Lock provider pursuant to which the parties agree to make payments to each other on a notional amount, contingent upon whether the Municipal Market Data AAA General Obligation Scale is above or below a specified level on the expiration date of the contract. For example, if a Fund buys an MMD Rate Lock and the Municipal Market Data AAA General Obligation Scale is below the specified level on the expiration date, the counterparty to the contract will make a payment to a Fund equal to the specified level minus the actual level, multiplied by the notional amount of the contract. If the Municipal Market Data AAA General Obligation Scale is above the specified level on the expiration date, a Fund will make a payment to the counterparty equal to the actual level minus the specified level, multiplied by the notional amount of the contract. In connection with investments in MMD Rate Locks, there is a risk that municipal yields will move in the opposite direction than anticipated by a Fund, which would cause the Fund to make payments to its counterparty in the transaction that could adversely affect the Fund's performance. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying index. The Fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund's exposure to the counterparty.

INVERSE FLOATING-RATE OBLIGATIONS

Certain Funds may participate in inverse floating-rate obligation ("Inverse Floater") structures whereby a fixed-rate bond ("Fixed-Rate Bond") purchased by the Fund is transferred to a tender option bond trust ("TOB Trust"). The TOB Trust issues floating-rate notes ("Floating-Rate Notes") to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust's assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund's Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

FEDERAL AND OTHER TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

                 54 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS


                                                   Notes to Financial Statements

Each Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

At June 30, 2009, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were as follows:

                                                 Expiration
                                       ------------------------------
                                         2015      2016       2017
                                       --------  --------  ----------
CALIFORNIA LIMITED-TERM TAX-FREE FUND  $251,711  $ 11,320  $        0
CALIFORNIA TAX-FREE FUND                      0   818,994   1,675,607
COLORADO TAX-FREE FUND                        0         0      95,092

At June 30, 2009, current year deferred post-October losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                                         Deferred
                                       Post-October
                                       Capital Loss
                                       ------------
CALIFORNIA TAX-FREE FUND                $5,092,527
COLORADO TAX-FREE FUND                     606,891

CLASS ALLOCATIONS

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

                 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS 55


Notes to Financial Statements

The following is a summary of the inputs used as of December 31, 2009 in valuing the Funds' investments in securities:

                                                                 Significant
                                                                   Other        Significant
                                                     Quoted      Observable    Unobservable
INVESTMENTS IN                                       Prices        Inputs         Inputs
SECURITIES                                         (Level 1)      (Level 2)     (Level 3)         Total
--------------                                    -----------   ------------   ------------   ------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND
   Debt securities issued by states in the U.S.
      and its political subdivisions              $         0   $214,739,992    $  190,000    $214,929,992
   Short-term investments                          17,222,905              0             0      17,222,905
                                                  $17,222,905   $214,739,992    $  190,000    $232,152,897
CALIFORNIA TAX-FREE FUND
   Debt securities issued by states in the U.S.
      and its political subdivisions              $         0   $513,718,803    $1,852,500    $515,571,303
   Short-term investments                          12,718,647              0             0      12,718,647
                                                  $12,718,647   $513,718,803    $1,852,500    $528,289,950
COLORADO TAX-FREE FUND
   Debt securities issued by states in the U.S.
      and its political subdivisions              $         0   $101,321,600    $        0    $101,321,600
   Short-term investments                          12,526,106              0             0      12,526,106
                                                  $12,526,106   $100,236,600    $        0    $113,847,706
MINNESOTA TAX-FREE FUND
   Debt securities issued by states in the U.S.
      and its political subdivisions              $         0   $175,539,509    $1,312,500    $176,852,009
   Short-term investments                           3,568,301              0             0       3,568,301
                                                  $ 3,568,301   $175,539,509    $1,312,500    $180,420,310

Further details on the major security types listed above for each Fund can be found in the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                  California    California    Colorado
                                                                 Limited-Term    Tax-Free     Tax-Free
                                                                Tax-Free Fund      Fund         Fund
                                                                -------------   ----------   ----------
DEBT SECURITIES ISSUED BY STATES IN THE U.S.
   AND ITS POLITICAL SUBDIVISIONS BALANCE AS OF 06/30/2009         $      0     $        0   $        0
   Accrued discounts (premiums)                                           0              0        2,910
   Realized gain (loss)                                                   0              0        6,150
   Change in unrealized appreciation (depreciation)                       0              0       (2,810)
   Net purchases (sales)                                                  0              0    1,306,250
   Net transfer in (out) of Level 3                                 190,000      1,852,500            0
BALANCE AS OF 12/31/2009                                           $190,000     $1,852,500   $1,312,500
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) RELATING TO
   SECURITIES HELD AT THE END OF REPORTING PERIOD                  $      0     $        0   $   (2,810)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

                 56 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS


                                                   Notes to Financial Statements

Pursuant to the contract, Funds Management is entitled to receive an advisory fee from each Fund for its services as adviser at the following annual rates:

                        Advisory
                       Fees (% of
   Average Daily     Average Daily
    Net Assets        Net Assets)
------------------   -------------
First $500 million       0.350
Next $500 million        0.325
Next $2 billion          0.300
Next $2 billion          0.275
Over $5 billion          0.250

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

Wells Capital Management Incorporated, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to the Funds.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund the following annual fees:

                                               Administration Fees
                              Average Daily       (% of Average
                               Net Assets       Daily Net Assets)
                            ----------------   -------------------
Fund level                  First $5 billion           0.05
                             Next $5 billion           0.04
                            Over $10 billion           0.03
Class A, Class B, Class C   All asset levels           0.18
Administrator Class         All asset levels           0.10

Funds Management has contractually waived advisory and administration fees during the year ended December 31, 2009 to the extent necessary to maintain certain net operating expense ratios for the Funds. Expenses were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable.

CUSTODY AND FUND ACCOUNTING FEES

The Funds have entered into a contract with State Street Bank and Trust Company ("State Street"), whereby State Street is responsible for providing custody services and fund accounting services to the Funds (the "Custody and Fund Accounting Agreement.") Pursuant to the Custody and Fund Accounting Agreement, State Street is entitled to an annual asset-based fee for domestic and global custody services for the Funds. Also pursuant to the Custody and Fund Accounting Agreement, State Street is entitled to receive annual asset-based fees for providing fund accounting services to the Funds.

Prior to August 17, 2009, Wells Fargo Bank, N. A. was responsible for providing custody services to the Funds and was entitled to a monthly fee for custody services at an annual rate of 0.02% of the average daily net assets of each Fund. PNC Global Investment Servicing ("PNC") served as fund accountant for the Trust prior to August 17, 2009 and received an annual asset-based fee and an annual fixed fee from each Fund. PNC was also reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of each class.

                 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS 57


Notes to Financial Statements

For the six months ended December 31, 2009, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges and contingent deferred sales charges.

                                                            Contingent
                                                             deferred
                                          Front-end       sales charges
                                        sales charges   -----------------
                                           Class A      Class B   Class C
                                        -------------   -------   -------
CALIFORNIA LIMITED-TERM TAX-FREE FUND    $29,921,302         NA    $3,224
CALIFORNIA TAX-FREE FUND                  18,383,718     $2,068       923
COLORADO TAX-FREE FUND                     5,455,665         48         0
MINNESOTA TAX-FREE FUND                    1,974,550          9         0

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C and Administrator Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo & Company.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the six months ended December 31, 2009, were as follows:

FUND                                    PURCHASES AT COST   SALES PROCEEDS
----                                    -----------------   --------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND      $130,963,681       $19,142,521
CALIFORNIA TAX-FREE FUND                     98,521,385        65,110,274
COLORADO TAX-FREE FUND                       14,622,233         9,567,521
MINNESOTA TAX-FREE FUND                      26,190,789        26,683,753

During the six months ended December 31, 2009, the Colorado Tax-Free Fund held Floating-Rate Notes that had an average daily balance outstanding of $1,115,000 (on an annualized basis) and incurred interest and fee expense in the amount of $2,330.

At December 31, 2009, the Colorado Tax-Free Fund had the following Floating-Rate Notes outstanding:

                                                                  Collateral for
                         Floating-Rate Notes      Range of        Floating-Rate
                             Outstanding       Interest Rates   Notes Outstanding
                         -------------------   --------------   -----------------
COLORADO TAX-FREE FUND       $1,085,000          0.35%-0.46%        $2,299,354

6. BANK BORROWINGS

The Trust and Wells Fargo Variable Trust (excluding the money market funds) are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Pursuant to the agreement entered into on September 8, 2009, interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Funds pay an annual commitment fee equal to 0.15% of the unused balance, which is allocated pro rata. Prior to September 8, 2009, the Funds participated in a $150,000,000 revolving credit agreement with the Bank of New York Mellon and paid interest at a rate equal to the Federal Funds rate plus 0.60% and an annual commitment fee equal to 0.15% of the unused balance, which was allocated on a pro rata basis.

For the six months ended December 31, 2009, there were no borrowings by the Funds under the agreement.

                58 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS


                                                   Notes to Financial Statements

7. CONCENTRATION OF RISK

Each Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

8. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

9. SUBSEQUENT EVENT

In January 2010, the Financial Accounting Standards Board ("FASB") issued an Accounting Standards Update on "IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS" which will require reporting entities to make new disclosures about the amount and reasons for significant transfers into and out of Level 1 and Level 2 fair value measurements, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair value measurements. Except for the detailed Level 3 roll forward disclosures, the disclosures are effective for annual and interim reporting periods beginning after December 15, 2009. The new disclosures about purchases, sales, issuances, and settlements in the roll forward activity for Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Management of the Fund is currently evaluating the implications of this Accounting Standards Update and any impacts on the financial statements.

                 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS 59


Other Information

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 133 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"), except that the person occupying the office of Treasurer varies for specified Funds. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

                         Position Held and
Name and Age            Length of Service(2)           Principal Occupations During Past Five Years          Other Directorships
------------         -------------------------   ----------------------------------------------------------  -------------------
Peter G. Gordon      Trustee, since 1998;        Co-Founder, Chairman, President and CEO of Crystal Geyser.  None
67                   Chairman, since 2005        Water Company.
                     (Lead Trustee since 2001)

Isaiah Harris, Jr.   Advisory Board              Retired. Prior thereto, President and CEO of BellSouth      CIGNA Corporation;
57                   Trustee, since 2008         Advertising and Publishing Corp from 2005 to 2007,          Deluxe Corporation
                                                 President and CEO of BellSouth Enterprises from 2004 to
                                                 2005 and President of BellSouth Consumer Services from
                                                 2000 to 2003. Currently a member of the Iowa State
                                                 University Foundation Board of Governors and a member of
                                                 the Advisory Board of Iowa State University School of
                                                 Business.

Judith M. Johnson    Trustee, since 2008         Retired. Prior thereto, Chief Executive Officer and         None
60                                               Chief Investment Officer of Minneapolis Employees
                                                 Retirement Fund from 1996 to 2008. Ms. Johnson is a
                                                 certified public accountant and a certified managerial
                                                 accountant.

David F. Larcker     Advisory Board              James Irvin Miller Professor of Accounting at the           None
59                   Trustee, since 2008         Graduate School of Business, Stanford University,
                                                 Director of Corporate Governance Research Program and
                                                 Co-Director of The Rock Center for Corporate Governance
                                                 since 2006. From 2005 to 2008, Professor of Accounting
                                                 at the Graduate School of Business, Stanford University.
                                                 Prior thereto, Ernst & Young Professor of Accounting at
                                                 The Wharton School, University of Pennsylvania from 1985
                                                 to 2005.

                60 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS


                                                               Other Information

                         Position Held and
Name and Age            Length of Service(2)           Principal Occupations During Past Five Years          Other Directorships
------------         -------------------------   ---------------------------------------------------------   -------------------
Olivia S. Mitchell   Trustee, since 2006         Professor of Insurance and Risk Management, Wharton         None
56                                               School, University of Pennsylvania. Director of the
                                                 Boettner Center on Pensions and Retirement Research.
                                                 Research associate and board member, Penn Aging Research
                                                 Center. Research associate, National Bureau of Economic
                                                 Research.

Timothy J. Penny     Trustee, since 1996         President and CEO of Southern Minnesota Initiative          None
58                                               Foundation, a non-profit organization, since 2007 and
                                                 Senior Fellow at the Humphrey Institute Policy Forum at
                                                 the University of Minnesota since 1995. Member of the
                                                 Board of Trustees of NorthStar Education Finance, Inc.,
                                                 a non-profit organization, since 2007.

Donald C. Willeke    Trustee, since 1996         Principal of the law firm of Willeke & Daniels. General     None
69                                               Counsel of the Minneapolis Employees Retirement Fund
                                                 from 1984 to present.

OFFICERS

                         Position Held and
Name and Age            Length of Service(2)           Principal Occupations During Past Five Years          Other Directorships
------------         -------------------------   ---------------------------------------------------------   -------------------
Karla M. Rabusch     President, since 2003       Executive Vice President of Wells Fargo Bank, N.A. and      None
50                                               President of Wells Fargo Funds Management, LLC since
                                                 2003. Senior Vice President and Chief Administrative
                                                 Officer of Wells Fargo Funds Management, LLC from 2001
                                                 to 2003.

C. David Messman     Secretary, since 2000;      Senior Vice President and Secretary of Wells Fargo Funds    None
49                   Chief Legal Counsel,        Management, LLC since 2001. Vice President and Managing
                     since 2003                  Senior Counsel of Wells Fargo Bank, N.A. since 1996.

Kasey Phillips(3)    Treasurer, since 2009       Senior Vice President of Evergreen Investment Management    None
38                                               Company, LLC since 2006 and currently the Treasurer of
                                                 the Evergreen Funds since 2005. Vice President and
                                                 Assistant Vice President of Evergreen Investment
                                                 Services, Inc. from 1999 to 2006.

David Berardi(4)     Assistant Treasurer,        Vice President of Evergreen Investment Management           None
34                   since 2009                  Company, LLC since 2008. Assistant Vice President of
                                                 Evergreen Investment Services, Inc. from 2004 to 2008.
                                                 Manager of Fund Reporting and Control for Evergreen
                                                 Investment Management Company, LLC since 2004.

Jeremy DePalma(4)    Assistant Treasurer,        Senior Vice President of Evergreen Investment Management    None
35                   since 2009                  Company, LLC since 2008. Vice President, Evergreen
                                                 Investment Services, Inc. from 2004 to 2007. Assistant
                                                 Vice President, Evergreen Investment Services, Inc. from
                                                 2000 to 2004 and the head of the Fund Reporting and
                                                 Control Team within Fund Administration since 2005.

Debra Ann Early      Chief Compliance Officer,   Chief Compliance Officer of Wells Fargo Funds Management,   None
45                   since 2007                  LLC since 2007. Chief Compliance Officer of Parnassus
                                                 Investments from 2005 to 2007. Chief Financial Officer
                                                 of Parnassus Investments from 2004 to 2007 and Senior
                                                 Audit Manager of PricewaterhouseCoopers LLP from 1998 to
                                                 2004.

----------
(1.) The Statement of Additional Information includes additional information about the Funds'Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective November 1, 2009.

(4.) Treasurer during the period from June 1, 2009 to October 31, 2009.
     Assistant Treasurer effective November 1, 2009.

                 WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS 61


List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG     -- Association of Bay Area Governments
ADR      -- American Depositary Receipt
AMBAC    -- American Municipal Bond Assurance Corporation
AMT      -- Alternative Minimum Tax
ARM      -- Adjustable Rate Mortgages
BART     -- Bay Area Rapid Transit
CDA      -- Community Development Authority
CDO      -- Collateralized Debt Obligation
CDSC     -- Contingent Deferred Sales Charge
CGIC     -- Capital Guaranty Insurance Company
CGY      -- Capital Guaranty Corporation
CIFG     -- CDC (Caisse des Depots et Consignations) IXIS Financial
            Guarantee
COP      -- Certificate of Participation
CP       -- Commercial Paper
CTF      -- Common Trust Fund
DW&P     -- Department of Water & Power
DWR      -- Department of Water Resources
ECFA     -- Educational & Cultural Facilities Authority
EDFA     -- Economic Development Finance Authority
ETET     -- Eagle Tax-Exempt Trust
ETF      -- Exchange-Traded Fund
FFCB     -- Federal Farm Credit Bank
FGIC     -- Financial Guaranty Insurance Corporation
FHA      -- Federal Housing Authority
FHAG     -- Federal Housing Agency
FHLB     -- Federal Home Loan Bank
FHLMC    -- Federal Home Loan Mortgage Corporation
FNMA     -- Federal National Mortgage Association
FSA      -- Farm Service Agency
GDR      -- Global Depositary Receipt
GNMA     -- Government National Mortgage Association
GO       -- General Obligation
HCFR     -- Healthcare Facilities Revenue
HEFA     -- Health & Educational Facilities Authority
HEFAR    -- Higher Education Facilities Authority Revenue
HFA      -- Housing Finance Authority
HFFA     -- Health Facilities Financing Authority
HUD      -- Housing & Urban Development
IDA      -- Industrial Development Authority
IDAG     -- Industrial Development Agency
IDR      -- Industrial Development Revenue
LIBOR    -- London Interbank Offered Rate
LLC      -- Limited Liability Company
LOC      -- Letter of Credit
LP       -- Limited Partnership
MBIA     -- Municipal Bond Insurance Association
MFHR     -- Multi-Family Housing Revenue
MFMR     -- Multi-Family Mortgage Revenue
MMD      -- Municipal Market Data
MTN      -- Medium Term Note
MUD      -- Municipal Utility District
NATL-RE  -- National Public Finance Guarantee Corporation
PCFA     -- Pollution Control Finance Authority
PCR      -- Pollution Control Revenue
PFA      -- Public Finance Authority
PFFA     -- Public Facilities Financing Authority
plc      -- Public Limited Company
PSFG     -- Public School Fund Guaranty
R&D      -- Research & Development
RDA      -- Redevelopment Authority
RDFA     -- Redevelopment Finance Authority
REITS    -- Real Estate Investment Trusts
SFHR     -- Single Family Housing Revenue
SFMR     -- Single Family Mortgage Revenue
SLMA     -- Student Loan Marketing Association
SPDR     -- Standard & Poor's Depositary Receipts
STIT     -- Short-Term Investment Trust
TBA      -- To Be Announced
TRAN     -- Tax Revenue Anticipation Notes
USD      -- Unified School District
XLCA     -- XL Capital Assurance

                     This page is intentionally left blank.

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WELLS FARGO ADVANTAGE FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc., and have been licensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Barclays Capital, and neither Dow Jones nor Barclays Capital makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, BARCLAYS CAPITAL OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

                                                               (GRAPHIC)
                                                       Printed on Recycled paper

(C) 2010 Wells Fargo Funds Management, LLC. All rights reserved.

                       www.wellsfargo.com/advantagefunds

                                                                    120045 02-10
                                                              SMILD/SAR105 12-09

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(GRAPHIC)

                               Semi-Annual Report
                                December 31, 2009

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

-    WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

-    WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

-    WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

-    WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

-    WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

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Contents

LETTER TO SHAREHOLDERS....................................................     2
PERFORMANCE HIGHLIGHTS
Intermediate Tax/AMT-Free Fund............................................     6
Municipal Bond Fund.......................................................     8
Short-Term Municipal Bond Fund............................................    10
Ultra Short-Term Municipal Income Fund....................................    12
Wisconsin Tax-Free Fund...................................................    14
FUND EXPENSES.............................................................    16
PORTFOLIO OF INVESTMENTS
Intermediate Tax/AMT-Free Fund............................................    19
Municipal Bond Fund.......................................................    32
Short-Term Municipal Bond Fund............................................    46
Ultra Short-Term Municipal Income Fund....................................    67
Wisconsin Tax-Free Fund...................................................    95
FINANCIAL STATEMENTS
Statements of Assets and Liabilities......................................   102
Statements of Operations..................................................   104
Statements of Changes in Net Assets.......................................   106
Financial Highlights......................................................   112
NOTES TO FINANCIAL STATEMENTS.............................................   118
OTHER INFORMATION.........................................................   126
LIST OF ABBREVIATIONS.....................................................   128

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(GRAPHIC)

WELLS FARGO INVESTMENT HISTORY

1971 INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ADDET ALLOCATION THEORY TO INVESTMENT
     PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE- WAY ASSET ALLOCATION FUND THAT
     "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX
     OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS"
     THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE
     WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM
     MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE
     COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE
     FUNDS, FORMING A FUND FAMILY OF OVER 110 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE
     WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS SKILLFULLY GUIDES INSTITUTIONS, FINANCIAL ADVISORS, AND INDIVIDUALS THROUGH THE INVESTMENT TERRAIN TO HELP THEM REACH THEIR FINANCIAL OBJECTIVES. EVERYTHING WE DO ON BEHALF OF OUR INVESTORS IS BACKED BY OUR UNIQUE COMBINATION OF QUALIFICATIONS.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. Our diverse family of mutual funds covers a broad spectrum of investment styles and asset classes. And, because we're part of a widely diversified financial enterprise, we offer the scale and resources to help investors succeed, providing access to complementary solutions such as separately managed accounts, college investing plans, and retirement plans.

EXPERTISE

Our approach to investing is guided by the belief that agile, independent investment teams--each with its own distinct strengths and disciplines--provide a superior level of insight and expertise. Each team is free to concentrate on managing money through well-defined philosophies and processes that have proven to be consistent and repeatable over time.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. READ IT CAREFULLY BEFORE INVESTING.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR WELLS FARGO MANAGED ACCOUNT SERVICES AND WELLS FARGO ADVANTAGE FUNDS(R) AND TO CERTAIN 529 COLLEGE SAVINGS PLANS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUBADVISORY AND OTHER SERVICES FOR THE FUNDS. THE FUNDS AND SHARES IN THE 529 PLANS ARE DISTRIBUTED BY WELLS FARGO FUNDS DISTRIBUTOR, LLC, MEMBER FINRA/SIPC, AN AFFILIATE OF WELLS FARGO & COMPANY.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 110 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $170 BILLION IN ASSETS UNDER MANAGEMENT, AS OF DECEMBER 31, 2009.

EQUITY FUNDS

Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund Discovery Fund+
Diversified Equity Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Income Fund
Equity Value Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund+
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Specialized Financial Services Fund
Specialized Technology Fund
U.S. Value Fund

BOND FUNDS

California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Diversified Bond Fund
Government Securities Fund(1)
High Income Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Short Duration Government Bond Fund(1)
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS

Aggressive Allocation Fund
Asset Allocation Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund(2)+
Target 2010 Fund(2)+
Target 2015 Fund(2)+
Target 2020 Fund(2)+
Target 2025 Fund(2)+
Target 2030 Fund(2)+
Target 2035 Fund(2)+
Target 2040 Fund(2)+
Target 2045 Fund(2)+
Target 2050 Fund(2)+

MONEY MARKET FUNDS

100% Treasury Money Market Fund(1)
California Municipal Market Fund
California Municipal Market Trust
Cash Investment Money Market Fund
Government Money Market Fund(1)
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund+
Prime Investment Money Market Fund
Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)

VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT C&B Large Cap Value Fund
VT Discovery Fund+
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND

(1.) THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING
     SECURITIES AND NOT TO SHARES OF THE FUND.

(2.) THE FULL NAME OF THIS FUND SERIES IS THE WELLS FARGO ADVANTAGE DOW JONES
     TARGET DATE FUNDS(SM).

(3.) THE VARIABLE TRUST FUNDS ARE GENERALLY AVAILABLE ONLY THROUGH INSURANCE
     COMPANY VARIABLE CONTRACTS.

+ IN THIS REPORT, THE WELLS FARGO ADVANTAGE DISCOVERY FUNDSM, WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUNDSM, WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), AND WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) ARE REFERRED TO AS THE DISCOVERY FUND, ENDEAVOR SELECT FUND, ENTERPRISE FUND, OPPORTUNITY FUND, SOCIAL SUSTAINABILITY FUND, WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO, WEALTHBUILDER EQUITY PORTFOLIO, WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO, WEALTHBUILDER GROWTH BALANCED PORTFOLIO, WEALTHBUILDER MODERATE BALANCED PORTFOLIO, WEALTHBUILDER TACTICAL EQUITY PORTFOLIO, TARGET TODAY FUND, TARGET 2010 FUND, TARGET 2015 FUND, TARGET 2020 FUND, TARGET 2025 FUND, TARGET 2030 FUND, TARGET 2035 FUND, TARGET 2040 FUND, TARGET 2045 FUND, TARGET 2050 FUND, HERITAGE MONEY MARKET FUND, OVERLAND EXPRESS SWEEP FUND, VT DISCOVERY FUND, AND VT OPPORTUNITY FUND, RESPECTIVELY.

NOT PART OF THE SEMI-ANNUAL REPORT.

                 2 Wells Fargo Advantage Municipal Income Funds


                                                          Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

IN GENERAL, MUNICIPAL SECURITIES PERFORMED WELL OVER THE RECENT SIX-MONTH PERIOD, BENEFITING FROM BOTH THE LOW YIELDS IN U.S. TREASURIES AND THE BUILD AMERICA BOND PROGRAM, WHICH REDUCED THE SUPPLY OF TAX-EXEMPT MUNICIPAL DEBT. INVESTORS SOUGHT TAX-EXEMPT MUNICIPAL BONDS FOR THEIR HIGHER LEVELS OF RELATIVE YIELD COMPARED WITH U.S. TREASURIES AND THEIR TAX-EXEMPTION BENEFITS.

Dear Valued Shareholder,

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Municipal Funds that covers the six-month period that ended December 31, 2009. During the recent six-month period, fixed-income markets continued to show strong signs of improvement, resulting in positive returns in nearly every sector of the fixed-income markets. In general, municipal securities performed well over the recent six-month period, benefiting from both the low yields in U.S. Treasuries and the Build America Bond program, which reduced the supply of tax-exempt municipal debt. Investors sought tax-exempt municipal bonds for their higher levels of relative yield compared with U.S. Treasuries and their tax-exemption benefits.

The most notable returns among fixed-income asset classes during the recent six-month period came from the lower-quality credit sectors, as investor confidence strengthened throughout 2009. The riskier areas of the fixed-income markets provided some of the best returns during the period. In municipal bonds, the BBB-rated1 sub-index of the Barclays Capital Municipal Bond Index returned 9% during the six-month period, while the AAA-rated1 sub-index returned the least of the investment-grade municipal credit tiers, with a 4% return. Each respectively lower-quality credit tier performed better than the one above it. The Barclays Capital U.S. Treasury Index returned less than 1% during the period.

Markets ended the period with a considerable improvement in investor confidence and in the overall health of the credit system--compared with the cautious and somewhat hesitant optimism from earlier in 2009. Fixed-income investors were generally rewarded well for their risk appetites over the six-month period. As the period came to a close, investors appeared less concerned with the risks of a deepening recession and more focused on the potential for increasing interest rates in the upcoming year.

MUNICIPAL BOND MARKETS OUTPERFORMED U.S. TREASURIES IN THE RECENT SIX-MONTH PERIOD.

In the early months of 2009, investors were still wary of market risks, deepening economic declines, and whether government interventions would be effective in bolstering the financial system. Whether economic conditions would improve in the near term was not as important to the markets as the basic understanding that they would likely not get any worse. Once that confidence was established, financial markets improved considerably, particularly in the lower-quality areas of the fixed-income markets. Several securities that had been priced for the worst-case scenarios became attractively undervalued in the assessment of many investors, and those trends continued through much of the recent six-month period.

----------
(1.) The ratings indicated are from Standard & Poor's, Moody's Investors
     Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor's rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Moody's rates the creditworthiness of bonds, ranging from Aaa (highest) to CC (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest).

                 Wells Fargo Advantage Municipal Income Funds 3


Letter to Shareholders

The six-month period that ended December 31, 2009, was one of continued strengthening in the credit markets that began in the spring of 2009. Even though a broad and convincing rally had already occurred in the first half of 2009, the second half was equally as impressive in many areas, including across municipal bonds. The Barclays Capital Municipal Bond Index returned 6.10% over the recent six-month period, which was almost equal to the 6.43% it returned in the first half of 2009. By comparison, U.S. Treasuries returned less than 1% over the recent six-month period and lost more than 3% over the entire year of 2009. Thus, returns in the municipal bond markets were fairly generous over the recent six-month period when compared with U.S. Treasuries, and also in consideration of the low overnight interest-rate environment with a federal funds rate less than 0.25%.

INVESTOR SENTIMENTS ARE MUCH IMPROVED FROM A YEAR AGO.

Investor confidence in the municipal bond markets appeared to strengthen during the six-month period, particularly through the first three months of the period, before slowing down a bit in October. Nonetheless, the month of September 2009 looked quite different from September 2008, when the recent credit crisis erupted. Performance in the municipal bond markets over the six-month period was a strong indication of just how far markets have recovered from the 2008 credit crisis. Much of the strong returns from municipal bonds have been at least partially inspired by extensive government intervention to bolster the credit system in the form of stimulus programs and monetary-easing measures. This cannot be expected to go on indefinitely. The next question in most investors' minds is what the economic landscape will look like when these government programs begin to unwind. That is a primary topic of speculation as we move into a cooler season and a potentially frostier climate of slowly unwinding monetary and fiscal accommodation.

This does not necessarily mean that municipal bonds will be unable to generate attractive levels of return in a rising-interest-rate environment. Areas of the fixed-income markets may have to throttle down a bit in the upcoming quarters but, in our view, not completely capitulate to a rising-rate environment. In our opinion, diligent and earnest assessment of the fundamental risks in individual municipal securities will be a key differentiating factor between which investment strategies perform well and which do not. At WELLS FARGO ADVANTAGE FUNDS(R), we intend to continue measuring relative-value opportunities throughout the municipal bond markets and across our lineup of Wells Fargo Municipal Funds. We believe it is particularly important to have diligent investment analysts in charge of fund assets in changing markets, such as the ones investors have experienced over the past several quarters. As evidenced by the performance of municipal securities during the recent six-month period, heightened risks also often accompany opportunities.

DON'T LET SHORT-TERM VOLATILITY DERAIL LONG-TERM INVESTMENT GOALS.

The recent six-month period demonstrated improving confidence in municipal securities but also extended a somewhat more volatile period than typical for the fixed-income markets. While volatility can present challenges, experience has

IN OUR OPINION, DILIGENT AND EARNEST ASSESSMENT OF THE FUNDAMENTAL RISKS IN INDIVIDUAL MUNICIPAL SECURITIES WILL BE A KEY DIFFERENTIATING FACTOR BETWEEN WHICH INVESTMENT STRATEGIES PERFORM WELL AND WHICH DO NOT.

                 4 Wells Fargo Advantage Municipal Income Funds


                                                          Letter to Shareholders

taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. As a whole, WELLS FARGO ADVANTAGE FUNDS represents investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 110 Funds that cover a broad spectrum of investment styles and asset classes.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                 6 Wells Fargo Advantage Municipal Income Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND (the Fund) seeks current income exempt from federal income tax.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Lyle J. Fitterer, CFA, CPA
Mathew Kiselak
Robert J. Miller

FUND INCEPTION

July 31, 2001

CREDIT QUALITY(1)
(AS OF DECEMBER 31, 2009)

                                   (PIE CHART)

AAA       (26%)
AA        (26%)
A         (26%)
BBB        (9%)
BB/Ba      (1%)
Cash       (1%)
Unrated   (11%)

EFFECTIVE MATURITY DISTRIBUTION(2)
(AS OF DECEMBER 31, 2009)

                                   (PIE CHART)

0-1 Year       (8%)
1-3 Years      (6%)
3-5 Years     (12%)
5-10 Years    (48%)
10-20 Years   (24%)
20+ Years      (2%)

----------
(1.) The ratings indicated are from Standard & Poor's, Moody's Investors
     Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor's rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Standard and Poor's rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Moody's rates the creditworthiness of bonds, ranging from Aaa (highest) to CC (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody's rates the creditworthiness of short-term US tax-exempt municipal securities from MIG-1/VMIG-1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality is subject to change and is calculated based on the total investments of the Fund.

(2.) Maturity distribution is subject to change and is calculated based on the total investments of the Fund.

                 Wells Fargo Advantage Municipal Income Funds 7


Performance Highlights

                WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF DECEMBER 31, 2009)

                                       Including Sales Charge                 Excluding Sales Charge
                              -------------------------------------   -------------------------------------     Expense Ratio
INTERMEDIATE                                                Life of                                 Life of   -----------------
TAX/AMT-FREE FUND             6 Months*   1 Year   5 Year     Fund    6 Months*   1 Year   5 Year    Fund     Gross(4)   Net(5)
-----------------             ---------   ------   -----    -------   ---------   ------   ------   -------   --------   ------
Class A (WFTAX)                 3.53       11.73    3.28      4.70       6.73      15.19    3.91      5.08      0.90%     0.70%
Class C (WFTFX)                 5.33       13.33    3.15      4.30       6.33      14.33    3.15      4.30      1.63%     1.45%
Administrator Class (WFITX)                                              6.89      15.41    3.95      5.14      0.78%     0.60%
Institutional Class (WITIX)                                              6.88      15.50    4.02      5.26      0.56%     0.42%
Investor Class (SIMBX)                                                   6.81      15.25    3.91      5.20      0.96%     0.75%
Barclays Capital Municipal Bond 1-15 Year Blend
Index(6)                                                                 4.51       8.89    4.40      4.80

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 3.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR, INSTITUTIONAL AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to high-yield securities risk. Consult the Fund's prospectus for additional information on these and other risks. A portion of the Fund's income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

----------
(3.) Performance shown prior to the inception of Class A and Class C on July 31, 2007, reflects the performance of the Investor Class shares, adjusted to reflect Class A sales charges and Class C sales charges and expenses (except during those periods in which expenses of Class A or Class C would have been lower than those of the Investor Class no such adjustment is reflected). The Investor Class shares incepted on July 31, 2001. Performance shown prior to the inception of Administrator Class and Institutional Class shares on March 31, 2008, reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class (except during those periods in which expenses of the Investor Class would have been lower than those of the Administrator Class, the expenses of the Administrator Class are reflected) and Institutional Class shares. Returns for the Index shown in the Life of Fund column are as of the Fund inception date.

(4.) Reflects the gross expense ratio as stated in the November 1, 2009 prospectus.

(5.) The investment adviser has contractually committed through October 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(6.) Barclays Capital Municipal Bond 1-15 year Blend Index is the 1-15 Year
     Blend component of the Barclays Capital Municipal Bond Index. The Barclays Capital Municipal Bond Index is an unmanaged index composed of tax-exempt bonds with maturities between 6-8 years and a minimum credit rating of Baa. You cannot invest directly in an index.

                 8 Wells Fargo Advantage Municipal Income Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND (the Fund) seeks current income exempt from federal income tax.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Lyle J. Fitterer, CFA, CPA
Mathew Kiselak
Robert J. Miller

FUND INCEPTION

October 23, 1986

CREDIT QUALITY(1)
(AS OF DECEMBER 31, 2009)

                                   (PIE CHART)

AAA       (12%)
AA        (17%)
A         (31%)
BBB       (14%)
BB/Ba      (4%)
Cash       (1%)
Unrated   (21%)

EFFECTIVE MATURITY DISTRIBUTION(2)
(AS OF DECEMBER 31, 2009)

                                   (PIE CHART)

0-1 Year       (4%)
1-3 Years      (5%)
3-5 Years      (7%)
5-10 Years    (35%)
10-20 Years   (28%)
20+ Years     (21%)

----------
(1.) The ratings indicated are from Standard & Poor's, Moody's Investors
     Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor's rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Standard and Poor's rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Moody's rates the creditworthiness of bonds, ranging from Aaa (highest) to CC (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody's rates the creditworthiness of short-term US tax-exempt municipal securities from MIG-1/VMIG-1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality is subject to change and is calculated based on the total investments of the Fund.

(2.) Maturity distribution is subject to change and is calculated based on the total investments of the Fund.

                 Wells Fargo Advantage Municipal Income Funds 9


Performance Highlights

                           WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF DECEMBER 31, 2009)

                                       Including Sales Charge                  Excluding Sales Charge           Expense Ratio
                              -------------------------------------   -------------------------------------   -----------------
MUNICIPAL BOND FUND           6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross(4)   Net(5)
-------------------           ---------   ------   ------   -------   ---------   ------   ------   -------   --------   ------
Class A (WMFAX)                  5.11     18.92     3.53      4.88       10.02     24.46    4.49      5.36      0.89%    0.75%
Class B** (WMFBX)                4.61     18.54     3.36      4.83        9.61     23.54    3.71      4.83      1.64%    1.50%
Class C (WMFCX)                  8.61     22.53     3.71      4.60        9.61     23.53    3.71      4.60      1.63%    1.50%
Administrator Class (WMFDX)                                              10.11     24.64    4.77      5.52      0.81%    0.60%
Institutional Class (WMBIX)                                              10.20     24.71    4.62      5.45      0.52%    0.50%
Investor Class (SXFIX)                                                   10.00     24.40    4.51      5.39      0.94%    0.80%
Barclays Capital Municipal Bond Index(6)                                  6.10     12.91    4.32      5.75

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Administrator, Institutional and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to high-yield securities risk. Consult the Fund's prospectus for additional information on these and other risks. A portion of the Fund's income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

----------
(3.) Performance shown prior to the inception of Class A, Class B and Class C shares on April 11, 2005, reflects the performance of the Investor Class shares, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. Performance shown prior to the inception of the Administrator Class shares on April 11, 2005, reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. Performance shown prior to the inception of Institutional Class shares on March 31, 2008, reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and higher than those of the Institutional Class shares.

(4.) Reflects the gross expense ratio as stated in the November 1, 2009 prospectus.

(5.) The investment adviser has contractually committed through October 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(6.) Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

                 10 Wells Fargo Advantage Municipal Income Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND (the Fund) seeks current income exempt from federal income tax consistent with capital preservation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Wendy Casetta
Lyle J. Fitterer, CFA, CPA

FUND INCEPTION

December 31, 1991

CREDIT QUALITY(1)
(AS OF DECEMBER 31, 2009)

                                   (PIE CHART)

AAA       (25%)
AA        (21%)
A         (31%)
BBB        (9%)
BB/Ba      (1%)
Cash       (5%)
Unrated    (8%)

EFFECTIVE MATURITY DISTRIBUTION(2)
(AS OF DECEMBER 31, 2009)

                                   (PIE CHART)

0-1 Year      (31%)
1-3 Years     (20%)
3-5 Years     (26%)
5-10 Years    (18%)
10-20 Years    (4%)
20+ Years      (1%)

----------
(1.) The ratings indicated are from Standard & Poor's, Moody's Investors
     Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor's rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Standard and Poor's rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Moody's rates the creditworthiness of bonds, ranging from Aaa (highest) to CC (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody's rates the creditworthiness of short-term US tax-exempt municipal securities from MIG-1/VMIG-1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality is subject to change and is calculated based on the total investments of the Fund.

(2.) Maturity distribution is subject to change and is calculated based on the total investments of the Fund.

                 Wells Fargo Advantage Municipal Income Funds 11


Performance Highlights

                WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF DECEMBER 31, 2009)

                                          Including Sales Charge                  Excluding Sales Charge           Expense Ratio
                                 -------------------------------------   -------------------------------------   -----------------
SHORT-TERM MUNICIPAL BOND FUND   6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross(4)   Net(5)
------------------------------   ---------   ------   ------   -------   ---------   ------   ------   -------   --------   ------
Class A (WSMAX)                     0.77      7.19     2.51      3.26       3.89      10.50    3.14      3.57      0.87%     0.60%
Class C (WSSCX)                     2.48      8.66     2.91      3.08       3.48       9.66    2.91      3.08      1.61%     1.35%
Institutional Class (WSBIX)                                                 3.99      10.78    3.90      4.20      0.55%     0.39%
Investor Class (STSMX)                                                      3.85      10.43    3.79      4.15      0.92%     0.66%
Barclays Capital 1- and 3-Year Composite Municipal Bond Index(6)                               2.15      4.63      3.72      3.94

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 3.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE PERIOD SHOWN. INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to high-yield securities risk. Consult the Fund's prospectus for additional information on these and other risks. A portion of the Fund's income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

----------
(3.) Class A shares incepted on July 18, 2008. Class C shares incepted on
     January 31, 2003. Performance shown prior to the inception of the Class C shares reflects the performance of the Investor Class shares, adjusted to reflect Class C sales charges and expenses. Performance shown prior to the inception of Class A reflects the performance of the Class C shares, and includes expenses that are not applicable to and are higher than those of the Class A shares, adjusted to reflect Class A sales charges. Institutional Class shares incepted on March 31, 2008. Performance shown prior to the inception of the Institutional Class reflects the performance of the Investor Class shares and includes expenses that are not applicable to and higher than those of the Institutional Class shares.

(4.) Reflects the gross expense ratio as stated in the November 1, 2009 prospectus.

(5.) The investment adviser has contractually committed through October 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(6.) Barclays Capital 1- and 3-Year Composite Municipal Bond Index is a blended index weighted 50% in the Barclays Capital 1-Year Municipal Bond Index (the 1-2 year component of the Barclays Capital Municipal Bond Index, which is an unmanaged index composed of long-term tax exempt bonds with a minimum credit rating of Baa), and 50% in the Barclays Capital 3-Year Municipal Bond Index (the 2-4 year component of the Barclays Capital Municipal Bond Index. You cannot invest directly in an Index.

                 12 Wells Fargo Advantage Municipal Income Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND (the Fund) seeks current income exempt from federal income tax consistent with capital preservation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Julio C. Bonilla, CFA
Wendy Casetta
Lyle J. Fitterer, CFA, CPA

FUND INCEPTION

November 30, 1995

CREDIT QUALITY(1)
(AS OF DECEMBER 31, 2009)

                                   (PIE CHART)

AAA       (54%)
AA        (17%)
A         (16%)
BBB        (6%)
Unrated    (7%)

EFFECTIVE MATURITY DISTRIBUTION(2)
(AS OF DECEMBER 31, 2009)

                                   (PIE CHART)

0-1 Year      (68%)
1-3 Years     (18%)
3-5 Years      (6%)
5-10 Years     (5%)
10-20 Years    (1%)
20+ Years      (2%)

----------
(1.) The ratings indicated are from Standard & Poor's, Moody's Investors
     Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor's rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Standard and Poor's rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Moody's rates the creditworthiness of bonds, ranging from Aaa (highest) to CC (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody's rates the creditworthiness of short-term US tax-exempt municipal securities from MIG-1/VMIG-1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality is subject to change and is calculated based on the total investments of the Fund.

(2.) Maturity distribution is subject to change and is calculated based on the total investments of the Fund.

                 Wells Fargo Advantage Municipal Income Funds 13


                                                          Performance Highlights

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF DECEMBER 31, 2009)

                                       Including Sales Charge                  Excluding Sales Charge           Expense Ratio
ULTRA SHORT-TERM              -------------------------------------   -------------------------------------   -----------------
MUNICIPAL INCOME FUND         6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross(4)   Net(5)
---------------------         ---------   ------   ------   -------   ---------   ------   ------   -------   --------   ------
Class A (SMAVX)                 (0.45)     3.69     3.11      2.60      1.58       5.80     3.53      2.81      0.85%     0.67%
Class C (WFUSX)                  0.20      3.77     2.79      2.29      1.20       4.77     2.79      2.29      1.59%     1.42%
Institutional Class (SMAIX)                                             1.74       6.13     3.94      3.38      0.52%     0.37%
Investor Class (SMUAX)                                                  1.56       5.53     3.54      3.04      0.91%     0.72%
Barclays Capital 1-Year Municipal Bond Index(6)                         1.55       3.49     3.42      3.48

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 2.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to high-yield securities risk. Consult the Fund's prospectus for additional information on these and other risks. A portion of the Fund's income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

----------
(3.) Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Performance shown for the Class A shares from October 2, 2000, through June 20, 2008, includes Advisor Class expenses and is adjusted to reflect Class A sales charges. Performance shown prior to the inception of the Class A shares on October 2, 2000, reflects the performance of the Investor Class shares, adjusted to reflect Advisor Class expenses and Class A sales charges. Performance shown prior to the inception of Class C shares on June 20, 2008, reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses. Performance shown prior to the inception of the Institutional Class shares on July 31, 2000, reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

(4.) Reflects the gross expense ratio as stated in the November 1, 2009 prospectus.

(5.) The investment adviser has contractually committed through October 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(6.) Barclays Capital 1-Year Municipal Bond Index is the 1-year component of the
     Barclays Capital Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

                 14 Wells Fargo Advantage Municipal Income Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND (the Fund) seeks current income exempt from federal income tax and Wisconsin individual income tax.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Lyle J. Fitterer, CFA, CPA
Thomas Stoeckmann

FUND INCEPTION

April 6, 2001

CREDIT QUALITY(1)
(AS OF DECEMBER 31, 2009)

                                   (PIE CHART)

AAA       (34%)
AA        (19%)
A         (22%)
BBB       (12%)
Unrated   (13%)

EFFECTIVE MATURITY DISTRIBUTION(2)
(AS OF DECEMBER 31, 2009)

                                   (PIE CHART)

0-1 Year      (22%)
1-3 Years     (13%)
3-5 Years      (6%)
5-10 Years    (25%)
10-20 Years   (18%)
20+ Years     (16%)

----------
(1.) The ratings indicated are from Standard & Poor's, Moody's Investors
     Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor's rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Standard and Poor's rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Moody's rates the creditworthiness of bonds, ranging from Aaa (highest) to CC (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody's rates the creditworthiness of short-term US tax-exempt municipal securities from MIG-1/VMIG-1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality is subject to change and is calculated based on the total investments of the Fund.

(2.) Maturity distribution is subject to change and is calculated based on the total investments of the Fund.

                 Wells Fargo Advantage Municipal Income Funds 15


Performance Highlights

WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF DECEMBER 31, 2009)

                                  Including Sales Charge                  Excluding Sales Charge
                          -------------------------------------   -------------------------------------     Expense Ratio
                                                        Life of                                 Life of   -----------------
WISCONSIN TAX-FREE FUND   6 Months*   1 Year   5 Year     Fund    6 Months*   1 Year   5 Year    Fund     Gross(4)   Net(5)
                          ---------   ------   ------   -------   ---------   ------   ------   -------   --------   ------
Class A (WWTFX)             (0.83)     5.72     2.49      3.84       3.83      10.71    3.44      4.39      0.97%     0.68%
Class C (WWTCX)              2.42      8.82     3.15      4.06       3.42       9.82    3.15      4.06      1.73%     1.49%
Investor Class (SWFRX)                                               3.81      10.64    3.94      5.09      1.05%     0.75%
Barclays Capital Municipal Bond Index(6)                             6.10      12.91    4.32      5.01

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%.PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to Wisconsin municipal securities risk, Puerto Rico municipal securities risk and high-yield securities risk. Consult the Fund's prospectus for additional information on these and other risks. A portion of the Fund's income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

----------
(3.) Performance shown prior to the inception of Class C shares on December 26, 2002, reflects the performance of the Investor Class shares, adjusted to reflect Class C sales charges and expenses. Performance shown prior to the inception of Class A shares on March 31, 2008, reflects the performance of the Class C shares, and include expenses that are not applicable to and are higher than those of the Class A shares, adjusted to reflect Class A sales charges. Returns for the Index shown in the Life of Fund column are as of the Fund inception date.

(4.) Reflects the gross expense ratio as stated in the November 1, 2009 prospectus.

(5.) The investment adviser has contractually committed through October 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(6.) Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

                 16 Wells Fargo Advantage Municipal Income Funds


                                                                   Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from July 1, 2009 to December 31, 2009.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Beginning        Ending         Expenses
                                              Account Value   Account Value    Paid During      Net Annual
INTERMEDIATE TAX/AMT-FREE FUND                 07-01-2009      12-31-2009     the Period(1)   Expense Ratio
------------------------------                -------------   -------------   -------------   -------------
CLASS A
   Actual                                       $1,000.00       $1,067.30         $3.65           0.70%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,021.68         $3.57           0.70%
CLASS C
   Actual                                       $1,000.00       $1,063.30         $7.54           1.45%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,017.90         $7.37           1.45%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,068.90         $3.13           0.60%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,022.18         $3.06           0.60%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,068.80         $2.19           0.42%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,023.09         $2.14           0.42%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,068.10         $3.91           0.75%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,021.42         $3.82           0.75%

                 Wells Fargo Advantage Municipal Income Funds 17


Fund Expenses

                                                Beginning        Ending         Expenses
                                              Account Value   Account Value    Paid During     Net Annual
                                                07-01-2009      12-31-2009    the Period(1)   Expense Ratio
                                              -------------   -------------   -------------   -------------
MUNICIPAL BOND FUND
CLASS A
   Actual                                       $1,000.00       $1,100.20         $3.97           0.75%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,021.42         $3.82           0.75%
CLASS B
   Actual                                       $1,000.00       $1,096.10         $7.92           1.50%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,017.64         $7.63           1.50%
CLASS C
   Actual                                       $1,000.00       $1,096.10         $7.92           1.50%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,017.64         $7.63           1.50%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,101.10         $3.18           0.60%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,022.18         $3.06           0.60%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,102.00         $2.60           0.49%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,022.74         $2.50           0.49%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,100.00         $4.23           0.80%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,021.17         $4.08           0.80%
SHORT-TERM MUNICIPAL BOND FUND
CLASS A
   Actual                                       $1,000.00       $1,038.90         $3.08           0.60%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,022.18         $3.06           0.60%
CLASS C
   Actual                                       $1,000.00       $1,034.80         $6.92           1.35%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,018.40         $6.87           1.35%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,039.90         $2.06           0.40%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,023.19         $2.04           0.40%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,038.50         $3.39           0.66%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,021.88         $3.36           0.66%
ULTRA SHORT-TERM MUNICIPAL INCOME FUND
CLASS A
   Actual                                       $1,000.00       $1,015.80         $3.40           0.67%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,021.83         $3.41           0.67%
CLASS C
   Actual                                       $1,000.00       $1,012.00         $7.20           1.42%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,018.05         $7.22           1.42%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,017.40         $1.88           0.37%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,023.34         $1.89           0.37%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,015.60         $3.66           0.72%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,021.58         $3.67           0.72%

                 18 Wells Fargo Advantage Municipal Income Funds


                                                                   Fund Expenses

                                                Beginning        Ending         Expenses
                                              Account Value   Account Value    Paid During     Net Annual
                                                07-01-2009      12-31-2009    the Period(1)   Expense Ratio
                                              -------------   -------------   -------------   -------------
WISCONSIN TAX-FREE FUND
CLASS A
   Actual                                       $1,000.00       $1,038.30         $3.60           0.70%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,021.68         $3.57           0.70%
CLASS C
   Actual                                       $1,000.00       $1,034.20         $7.64           1.49%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,017.69         $7.58           1.49%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,038.10         $3.85           0.75%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,021.42         $3.82           0.75%

----------
(1.) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by 365 (to reflect the one-half year period).

                 Wells Fargo Advantage Municipal Income Funds 19


Portfolio of Investments--December 31, 2009 (Unaudited)

INTERMEDIATE TAX/AMT-FREE FUND

                                                                                               INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                                                                      RATE        DATE          VALUE
-----------   ------------------------------------------------------------------------------   --------   ----------   -------------
MUNICIPAL BONDS & NOTES: 98.68%
ALABAMA: 2.01%
$ 2,650,000   ALABAMA PUBLIC SCHOOL & COLLEGE AUTHORITY SERIES A (SALES TAX REVENUE)             5.00%    05/01/2017   $   2,966,278
  1,000,000   JEFFERSON COUNTY AL SCHOOL WARRANTS (LEASE REVENUE, AGM INSURED)                   5.20     02/15/2012         983,230
  3,480,000   JEFFERSON COUNTY AL SERIES B 8 (SEWER REVENUE, AGM INSURED)                        5.25     02/01/2016       3,307,601
    500,000   JEFFERSON COUNTY AL SERIES C 10 (SEWER REVENUE, AGM INSURED)+/-ss(a)
              (m)(n)                                                                             0.35     02/01/2042         202,500
  1,525,000   JEFFERSON COUNTY AL SERIES C 5 (SEWER REVENUE, XLCA INSURED)+/-ss(a)(m)(n)         0.70     02/01/2040         533,750
    275,000   JEFFERSON COUNTY AL SEWER REVENUE SERIES C 2
              (SEWER REVENUE, FGIC INSURED)+/-ss(a)(m)(n)                                        0.65     02/01/2042          96,250
    775,000   JEFFERSON COUNTY AL SEWER REVENUE SERIES C 9
              (SEWER REVENUE, AGM LOC)+/-ss(a)(m)(n)                                             0.35     02/01/2042         271,250
  1,050,000   JEFFERSON COUNTY AL SUBSERIES B 1 A (SEWER REVENUE, FGIC INSURED)+/-ss(a)
              (m)(n)                                                                             0.70     02/01/2042         367,500
  2,450,000   JEFFERSON COUNTY AL SUBSERIES B 1 C (SEWER REVENUE, FGIC INSURED)+/-ss(a)
              (m)(n)                                                                             0.71     02/01/2042         857,500
    250,000   JEFFERSON COUNTY AL SUBSERIES B 1 E (SEWER REVENUE, FGIC INSURED)+/-ss(a)
              (m)(n)                                                                             0.70     02/01/2042          87,500
  3,000,000   MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER COMPANY BARRY SERIES C
              (INDUSTRIAL REVENUE)+/-ss                                                          5.00     06/01/2034       3,297,660
  2,000,000   UNIVERSITY OF ALABAMA AT BIRMINGHAM SERIES B (HCFR, REGIONS BANK LOC)+/-ss         0.95     09/01/2031       2,000,000
                                                                                                                          14,971,019
                                                                                                                       -------------
ALASKA: 0.06%
    350,000   ALASKA ENERGY AUTHORITY BRADLEY LAKE FOURTH SERIES (ELECTRIC REVENUE, AGM
              INSURED)                                                                           6.00     07/01/2015         403,564
     55,000   NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO SETTLEMENT REVENUE
              ASSET-BACKED (TOBACCO SETTLEMENT FUNDED)                                           4.80     06/01/2011          58,277
                                                                                                                             461,841
                                                                                                                       -------------
ARIZONA: 2.27%
  2,750,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL SERIES A
              (HCFR)+/-ss                                                                        1.32     02/01/2042       2,443,375
  4,875,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL SERIES B
              (HCFR)+/-ss                                                                        1.17     02/01/2042       4,331,438
    950,000   GILBERT AZ WATER RESERVE MUNICIPAL PROPERTY CORPORATION SUB LIEN
              (WATER REVENUE)                                                                    4.75     10/01/2032         949,915
  2,950,000   GOODYEAR AZ MCDOWELL ROAD COMMERCIAL CORRIDOR IMPROVEMENT DISTRICT
              (SPECIAL ASSESSMENT REVENUE, AMBAC INSURED)                                        5.25     01/01/2020       3,086,998
  2,875,000   MARANA AZ MUNICIPAL PROPERTY CORPORATION SERIES B (LEASE REVENUE)                  5.13     07/01/2028       2,886,903
    915,000   PINAL COUNTY AZ ELECTRICAL DISTRICT # 4 (ELECTRIC REVENUE)                         4.75     12/01/2015         924,836
  1,450,000   UNIVERSITY AZ COP PROJECTS SERIES B (COLLEGE & UNIVERSITY REVENUE, AMBAC
              INSURED)                                                                           5.00     06/01/2021       1,486,424
    535,000   VERRADO AZ COMMUNITY FACILITIES DISTRICT # 1 (PROPERTY TAX REVENUE)                4.85     07/15/2014         522,149
    265,000   VERRADO AZ COMMUNITY FACILITIES DISTRICT # 1 (PROPERTY TAX REVENUE)                6.00     07/15/2013         271,164
                                                                                                                          16,903,202
                                                                                                                       -------------
ARKANSAS: 0.22%
  1,530,000   ROGERS AR CAPITAL IMPROVEMENT (PROPERTY TAX REVENUE, XLCA INSURED)                 4.25     03/01/2031       1,629,006
                                                                                                                       -------------
CALIFORNIA: 17.82%
  5,590,000   ALAMEDA CORRIDOR TRANSPORTATION AUTHORITY SUB LIEN SERIES A
              (TRANSPORTATION REVENUE, AMBAC INSURED)##                                          5.73     10/01/2018       3,358,025
  4,615,000   ALHAMBRA CA COP POLICE FACILITIES (LEASE REVENUE, AMBAC INSURED)                   6.75     09/01/2023       5,236,917
  3,000,000   BALDWIN PARK CA USD BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)##               4.56     08/01/2014       2,434,020
  1,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK CALIFORNIA INDEPENDENT
              OPERATOR SERIES A (ELECTRIC, POWER & LIGHT REVENUE)                                5.75     02/01/2039       1,028,290
  1,800,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK CALIFORNIA INDEPENDENT
              SYSTEM OPERATOR SERIES A (ELECTRIC POWER REVENUE)                                  5.25     02/01/2024       1,857,366
  1,500,000   CALIFORNIA STATE DWR POWER (WATER REVENUE)                                         5.00     05/01/2021       1,610,505
  6,930,000   CALIFORNIA STATE DWR POWER SUBSERIES F 5 (WATER REVENUE)                           5.00     05/01/2022       7,376,223
 13,000,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G 5
              (WATER REVENUE, AGM INSURED)+/-ss                                                  0.25     05/01/2016      13,000,000
  1,865,000   CALIFORNIA STATE DWR SERIES AF (WATER REVENUE)                                     5.00     12/01/2021       2,090,684

                 20 Wells Fargo Advantage Municipal Income Funds


                         Portfolio of Investments--December 31, 2009 (Unaudited)

INTERMEDIATE TAX/AMT-FREE FUND

                                                                                               INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                                                                      RATE        DATE          VALUE
-----------   ------------------------------------------------------------------------------   --------   ----------   -------------
CALIFORNIA (continued)
$ 1,890,000   CALIFORNIA STATE PUBLIC WORKS BOARD UNIVERSITY OF CALIFORNIA RESEARCH PROJECT
              J- L (COLLEGE & UNIVERSITY REVENUE, NATL-RE INSURED)                               5.25%    11/01/2028   $   1,957,964
  5,000,000   CALIFORNIA STATEWIDE CDA (HCFR)+/-ss++                                             0.50     07/01/2012       5,000,000
  1,000,000   CAMPBELL CALIFORNIA UNION HIGH SCHOOL DISTRICT (PROPERTY TAX REVENUE)              5.00     08/01/2030       1,042,490
  1,800,000   DINUBA CA REDEVELOPMENT AGENCY MERGED CITY REDEVELOPMENT PROJECT # 2
              (TAX/ALLOCATION REVENUE)                                                           4.45     10/01/2011       1,796,526
  1,900,000   FOOTHILL-EASTERN CORRIDOR AGENCY CA SUB LIEN (TOLL ROAD REVENUE)                   5.25     07/15/2010       1,903,553
  4,150,000   IRVINE RANCH CA WATER DISTRICT SERIES A (WATER REVENUE, LANDESBANK
              BADEN-WURTTEMBERG LOC)+/-ss                                                        0.25     07/01/2035       4,150,000
  2,565,000   LAKESIDE CA USD ELECTION 2008 SERIES A (PROPERTY TAX REVENUE)##                    3.94     06/01/2014       2,161,397
  2,000,000   LONG BEACH CA COMMUNITY COLLEGE DISTRICT BOND ANTICIPATION NOTES SERIES A          9.85     01/15/2013       2,404,060
  2,000,000   LOS ANGELES CA DEPARTMENT AIRPORTS SERIES A (AIRPORT & MARINA REVENUE)             4.00     05/15/2019       1,999,300
  3,000,000   LOS ANGELES CA HARBOR DEPARTMENT SERIES C (AIRPORT & MARINA REVENUE)               5.00     08/01/2021       3,354,120
  7,725,000   LOS ANGELES CA HARBOR DEPARTMENT SERIES C (AIRPORT & MARINA REVENUE)               5.25     08/01/2023       8,569,574
  3,000,000   LOS ANGELES CA METROPOLITAN TRANSPORTATION AUTHORITY SERIES B (SALES TAX
              REVENUE)                                                                           4.00     07/01/2020       3,094,860
  1,925,000   LOS ANGELES CA MUNICIPAL IMPROVEMENT CORPORATION SERIES C (LEASE REVENUE)          4.50     09/01/2019       1,893,931
  2,380,000   LOS ANGELES CA MUNICIPAL IMPROVEMENT CORPORATION SERIES C (LEASE REVENUE)          5.00     09/01/2018       2,470,892
  1,500,000   LOS ANGELES CA UNI SCHOOL DISTRICT ELECTION2004 SERIES H
              (PROPERTY TAX REVENUE, AGM INSURED)                                                5.00     07/01/2019       1,623,630
  3,000,000   LOS ANGELES CA USD ELECTION 2002 SERIES C (PROPERTY TAX REVENUE, AGM INSURED)      5.00     07/01/2024       3,153,030
  1,790,000   LOS ANGELES CA USD ELECTION 2005 SERIES E (PROPERTY TAX REVENUE, AGM INSURED)      5.00     07/01/2022       1,881,899
  1,385,000   LOS ANGELES CA USD SERIES A 2 (PROPERTY TAX REVENUE, NATL-RE INSURED)              5.00     07/01/2020       1,461,438
  6,675,000   LOS ANGELES CA WASTEWATER SYSTEM REFUNDING (SEWER REVENUE, AGM INSURED)            5.00     06/01/2022       6,955,016
  2,500,000   LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY (SALES TAX
              REVENUE)                                                                           5.00     07/01/2019       2,835,450
  1,750,000   LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY SERIES A
              (SALES TAX REVENUE, AMBAC INSURED)                                                 5.00     07/01/2035       1,785,385
  1,215,000   NEVADA COUNTY CA COP (LEASE REVENUE, NATL-RE INSURED)                              5.25     10/01/2019       1,223,578
  2,000,000   NORTHERN CA GAS AUTHORITY # 1 LIBOR (UTILITIES REVENUE)+/-ss                       0.79     07/01/2017       1,766,000
 10,500,000   NORTHERN CA GAS AUTHORITY # 1 LIBOR (UTILITIES REVENUE)+/-ss                       0.82     07/01/2019       8,491,875
  2,000,000   RICHMOND CA JOINT POWERS FINANCING AUTHORITY POINT POTRERO SERIES A (LEASE
              REVENUE)                                                                           6.25     07/01/2024       2,095,980
  1,000,000   ROSEVILLE CA NATURAL GAS FINANCING AUTHORITY (UTILITIES REVENUE)                   5.00     02/15/2015       1,043,550
  5,000,000   SAN DIEGO CA USD ELECTION 1998 SERIES E 2 (PROPERTY TAX REVENUE, FSA INSURED)      5.50     07/01/2027       5,766,100
  2,750,000   SAN JOAQUIN CA DELTA COMMUNITY COLLEGE DISTRICT ELECTION 2004 CAPITAL
              APPRECIATION SERIES B (PROPERTY TAX REVENUE, AGM INSURED)##                        4.20     08/01/2018       1,893,870
  1,200,000   SAN JOSE CA REDEVELOPMENT AGENCY SERIES A
              (TAX/ALLOCATION REVENUE, NATL-RE INSURED)                                          5.00     08/01/2020       1,188,972
    225,000   SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER REVENUE)++             4.50     03/01/2011         224,658
    100,000   SOUTHERN CA PUBLIC POWER AUTHORITY PROJECTS (ELECTRIC REVENUE)                     6.75     07/01/2013         116,496
  2,000,000   SOUTHERN CA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT SERIES S (ELECTRIC
              REVENUE)                                                                           5.75     07/01/2024       2,265,500
  2,155,000   UNIVERSITY OF CALIFORNIA REVENUES GENERAL SERIES Q (COLLEGE & UNIVERSITY
              REVENUE)                                                                           5.25     05/15/2024       2,376,793
    300,000   WASHINGTON TOWNSHIP CA HEALTH CARE DISTRICT SERIES A (HCFR)                        5.00     07/01/2016         306,171
    260,000   WASHINGTON TOWNSHIP CA HEALTH CARE DISTRICT SERIES A (HCFR)                        5.13     07/01/2017         263,146
  1,540,000   WEST BASIN CA MUNICIPAL WATER DISTRICT COP REFUNDING SERIES A
              (WATER REVENUE, NATL-RE INSURED)                                                   5.00     08/01/2025       1,571,293
  2,560,000   WEST BASIN CA MUNICIPAL WATER DISTRICT COP REFUNDING SERIES B
              (WATER REVENUE, ASSURED GUARANTY)                                                  5.00     08/01/2022       2,616,909
                                                                                                                         132,697,436
                                                                                                                       -------------
COLORADO: 1.51%
  1,310,000   COLORADO ECFA CHARTER SCHOOL MONUMENT ACADEMY PROJECT (OTHER REVENUE)              5.50     10/01/2017       1,212,287
  4,925,000   COLORADO HEALTH FACILITIES AUTHORITY (HCFR)+/-ss++                                 0.50     11/15/2027       4,925,000
  1,000,000   COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH INITIATIVES D2
              (HCFR)+/-ss                                                                        5.25     10/01/2038       1,100,930
  1,500,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES B2 (TOLL ROAD REVENUE, NATL-RE
              INSURED)+/-ss                                                                      5.00     09/01/2039       1,554,960
    250,000   NORTH RANGE METROPOLITAN DISTRICT # 1 CO (PROPERTY TAX REVENUE, ACA INSURED)       5.00     12/15/2015         228,483
  2,150,000   PUBLIC AUTHORITY FOR CO ENERGY NATURAL GAS (UTILITIES REVENUE)                     5.75     11/15/2018       2,252,190
                                                                                                                          11,273,850
                                                                                                                       -------------

                 Wells Fargo Advantage Municipal Income Funds 21


Portfolio of Investments--December 31, 2009 (Unaudited)

INTERMEDIATE TAX/AMT-FREE FUND

                                                                                               INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                                                                      RATE        DATE          VALUE
-----------   ------------------------------------------------------------------------------   --------   ----------   -------------
FLORIDA: 7.26%
$ 1,150,000   AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL ANTICIPATION BONDS
              (SPECIAL ASSESSMENT REVENUE)                                                       4.80%    11/01/2012   $     880,509
  1,500,000   BROWARD COUNTY FL HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH SERVICES
              (HCFR, SUNTRUST BANK LOC)                                                          5.50     08/15/2014       1,536,855
  1,000,000   CAPE CORAL FL BOND ANTICIPATION NOTES (WATER REVENUE)                              6.00     10/01/2011       1,018,980
  1,325,000   CONNERTON WEST COMMUNITY DEVELOPMENT DISTRICT FL SERIES B
              (SPECIAL ASSESSMENT REVENUE)(i)                                                    5.13     05/01/2016         507,714
  1,000,000   FLORIDA STATE BOARD OF EDUCATION SERIES B (OTHER REVENUE, NATL-RE INSURED)         5.00     07/01/2017       1,104,160
  2,000,000   FLORIDA STATE BOARD OF EDUCATION SERIES D (PROPERTY TAX REVENUE)                   5.00     06/01/2021       2,174,160
    515,000   FLORIDA STATE JACKSONVILLE TRANSPORTATION AUTHORITY (TOLL ROAD REVENUE)            9.20     01/01/2015         630,030
    850,000   GULF BREEZE FL REVENUE LOCAL GOVERNMENT PUTTABLE
              (OTHER REVENUE, FGIC INSURED)+/-ss(o)(o)                                           5.36     12/01/2015         859,299
    655,000   GULF BREEZE FL REVENUE MIAMI BEACH LOCAL GOVERNMENT SERIES B
              (OTHER REVENUE, FGIC INSURED)+/-ss                                                 4.75     12/01/2015         659,461
  1,650,000   GULF BREEZE FL REVENUE VARIOUS LOCAL GOVERNMENT LOAN E
              (OTHER REVENUE, FGIC INSURED)                                                      5.00     12/01/2020       1,580,667
  4,930,000   HILLSBOROUGH COUNTY FL IDA (RESOURCE RECOVERY REVENUE, AMBAC INSURED)+/-ss         5.00     12/01/2034       5,126,362
  2,755,000   HILLSBOROUGH COUNTY FL SCHOOL BOARD COP (LEASE REVENUE, NATL-RE INSURED)           5.25     07/01/2017       3,064,083
  2,950,000   JEA FL SUBSERIES B (ELECTRIC REVENUE)                                              5.00     10/01/2019       3,084,019
  3,000,000   LAKELAND FL ENERGY SYSTEM REVENUE (ELECTRIC REVENUE)+/-ss                          1.42     10/01/2014       3,025,500
  3,000,000   MIAMI DADE COUNTY FL AVIATION SERIES A (AIRPORT & MARINA REVENUE)                  5.50     10/01/2019       3,380,820
  1,000,000   MIAMI DADE COUNTY FL EDUCATIONAL FACILITIES AUTHORITY UNIVERSITY OF
              MIAMI SERIES A (COLLEGE & UNIVERSITY REVENUE)                                      5.25     04/01/2016       1,103,030
  2,950,000   MIAMI DADE COUNTY FL WATER AND SEWER REFUNDING SERIES C
              (WATER REVENUE, BHAC INSURED)                                                      5.00     10/01/2024       3,178,242
    965,000   NORTH BREVARD COUNTY FL HOSPITAL DISTRICT PARRISH MEDICAL CENTER PROJECT
              (HCFR)                                                                             4.75     10/01/2013       1,022,678
  1,080,000   NORTH BREVARD COUNTY FL HOSPITAL DISTRICT PARRISH MEDICAL CENTER PROJECT
              (HCFR)                                                                             5.00     10/01/2015       1,150,913
  1,500,000   OKEECHOBEE COUNTY FL DISPOSAL WASTE MANAGEMENT LANDFILL A
              (RESOURCE RECOVERY REVENUE)+/-ss                                                   5.00     07/01/2039       1,500,000
  3,605,000   ORLANDO FL HOUSING AUTHORITY WEST OAKS APARTMENTS PROJECTS PUTABLE
              (HOUSING REVENUE, FNMA INSURED)ss                                                  5.05     08/01/2033       3,809,043
  1,250,000   PALM BEACH COUNTY FL BIOMEDICAL RESEARCH PARK PROJECT SERIES C
              (OTHER REVENUE, XLCA INSURED)                                                      5.00     11/01/2017       1,383,750
  5,000,000   PALM BEACH COUNTY FL HEALTH FACILITIES AUTHORITY POOLED HOSPITAL LOAN PROGRAM
              (HCFR, SUNTRUST BANK LOC)+/-ss                                                     0.50     11/01/2025       5,000,000
  3,200,000   PUTNAM COUNTY FL DEVELOPMENT AUTHORITY PCR SEMINOLE PROJECT SERIES A
              (ELECTRIC, POWER & LIGHT REVENUE, AMBAC INSURED)+/-ss                              5.35     03/15/2042       3,396,224
     75,000   ST. JOHNS COUNTY FL IDA FLAGLER HOSPITAL INCORPORATED SERIES A
              (HCFR, NATL-RE INSURED, SUNTRUST BANK LOC)+/-ss                                    0.35     12/15/2026          75,000
  2,500,000   UNIVERSITY NORTH FL FINANCING CORPORATION HOUSING PROJECT
              (LEASE REVENUE, NATL-RE INSURED)                                                   5.00     11/01/2016       2,750,450
  1,000,000   USF FINANCING CORPORATION FL COP MASTER LEASE SERIES A
              (LEASE REVENUE, AMBAC INSURED)                                                     5.00     07/01/2018       1,043,720
                                                                                                                          54,045,669
                                                                                                                       -------------
GEORGIA: 2.65%
  1,700,000   ATLANTA GA (PROPERTY TAX REVENUE, ASSURED GUARANTY)                                5.25     12/01/2015       1,932,662
    925,000   FORSYTH COUNTY GA HOSPITAL AUTHORITY GEORGIA BAPTIST HEALTHCARE SYSTEMS
              PROJECT (HCFA REVENUE)                                                             6.25     10/01/2018       1,083,684
     10,000   GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE PREREFUNDED
              (ELECTRIC REVENUE, NATL-RE INSURED)                                                6.50     01/01/2017          12,012
    690,000   GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE UNREFUNDED
              (ELECTRIC REVENUE, NATL-RE INSURED)                                                6.50     01/01/2017         801,642
  1,500,000   GEORGIA STATE SERIES E (PROPERTY TAX REVENUE)                                      5.00     07/01/2017       1,754,565
  3,500,000   GEORGIA STATE SERIES G (PROPERTY TAX REVENUE)                                      5.00     11/01/2016       4,090,205
  1,000,000   MAIN STREET NATURAL GAS INCORPORATED GA GAS PROJECT SERIES A (UTILITIES
              REVENUE)                                                                           5.00     09/15/2010       1,020,490

                 22 Wells Fargo Advantage Municipal Income Funds


                         Portfolio of Investments--December 31, 2009 (Unaudited)

INTERMEDIATE TAX/AMT-FREE FUND

                                                                                               INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                                                                      RATE        DATE          VALUE
-----------   ------------------------------------------------------------------------------   --------   ----------   -------------
GEORGIA (continued)
$ 1,000,000   MAIN STREET NATURAL GAS INCORPORATED GA GAS SERIES A (NATURAL GAS REVENUE)         5.50%    09/15/2022   $   1,012,140
  2,450,000   MUNICIPAL ELECTRIC AUTHORITY GA SERIES B (ELECTRIC REVENUE)                        5.00     01/01/2020       2,671,407
  5,000,000   PUBLIC GAS PARTNERS INCORPORATED GA SERIES A (UTILITIES REVENUE)                   5.00     10/01/2019       5,337,650
                                                                                                                          19,716,457
                                                                                                                       -------------
GUAM: 0.66%
  1,000,000   GUAM EDUCATION FINANCING FOUNDATION COP GUAM PUBLIC SCHOOL FACILITIES PROJECT
              SERIES A (LEASE REVENUE)                                                           5.00     10/01/2015       1,012,880
  2,195,000   GUAM EDUCATION FINANCING FOUNDATION COP GUAM PUBLIC SCHOOL FACILITIES PROJECT
              SERIES A (LEASE REVENUE)                                                           5.00     10/01/2017       2,189,249
  1,635,000   GUAM GOVERNMENT LIMITED OBLIGATION REVENUE SECTION 30 SERIES A (OTHER REVENUE)     5.00     12/01/2014       1,704,749
                                                                                                                           4,906,878
                                                                                                                       -------------
ILLINOIS: 6.22%
    135,000   AURORA IL SERIES B (TAX REVENUE)                                                   4.90     12/30/2011         133,873
  3,500,000   CHICAGO IL METROPOLITAN WATER RECLAMATION DISTRICT GREATER (PROPERTY TAX
              REVENUE)                                                                           5.00     12/01/2033       4,109,840
    555,000   CHICAGO IL SERIES A PREREFUNDED (PROPERTY TAX REVENUE, NATL-RE
              INSURED)+/-ss(o)(o)                                                                2.94     01/01/2028         611,094
  3,180,000   CHICAGO IL SERIES C (PROPERTY TAX REVENUE)                                         5.00     01/01/2024       3,388,672
    580,000   EUREKA IL EUREKA COLLEGE PROJECT 1998 B+/-ss                                       7.00     01/01/2019         582,564
  2,805,000   HAWTHORN WOODS IL AQUATIC CENTER PROJECT (OTHER REVENUE)                           4.75     12/30/2017       2,467,306
  1,905,000   HUNTLEY IL SPECIAL SERVICE AREA # 9 (SPECIAL TAX REVENUE, ASSURED GUARANTY)        4.60     03/01/2017       2,030,559
  4,560,000   ILLINOIS EDUCATION FACILITIES AUTHORITY (RECREATIONAL REVENUE)+/-ss                4.13     11/01/2036       4,610,023
  1,550,000   ILLINOIS FINANCE AUTHORITY DEPAUL UNIVERSITY SERIES A
              (COLLEGE & UNIVERSITY REVENUE, XLCA INSURED)                                       5.00     10/01/2019       1,593,524
  1,840,000   ILLINOIS FINANCE AUTHORITY EAST ST. LOUIS PROJECT (OTHER REVENUE, XLCA
              INSURED)                                                                           5.00     11/15/2013       1,839,871
  1,570,000   ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY REHABILITATION A (HCFR)             4.90     07/01/2013       1,559,560
  2,020,000   ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY REHABILITATION A (HCFR)             4.95     07/01/2014       1,986,488
  3,345,000   ILLINOIS FINANCING AUTHORITY CHILDREN'S MEMORIAL HOSPITAL SERIES B (HCFR)          5.25     08/15/2016       3,582,963
    620,000   ILLINOIS HEALTH FACILITIES AUTHORITY MERCY HOSPITAL & MEDICAL CENTER (HCFR)       10.00     01/01/2015         759,184
    580,000   ILLINOIS HEALTH FACILITIES AUTHORITY MICHAEL REESE HOSPITAL SERIES A (HCFR,
              FSA INSURED)                                                                       7.60     02/15/2019         721,044
  1,000,000   ILLINOIS MUNICIPAL ELECTRIC AGENCY POWER (ELECTRIC REVENUE, NATL-RE & FGIC
              INSURED)                                                                           5.00     02/01/2023       1,042,520
  4,800,000   KANE & DE KALB COUNTRIES IL COMMUNITY UNIT SCHOOL DISTRICT # 302 PUTTERS
              SERIES 283Z (PROPERTY TAX REVENUE, FGIC INSURED)+/-ss                              0.26     02/01/2018       4,800,000
  1,000,000   LAKE COUNTY IL COMMUNITY HIGH SCHOOL DISTRICT # 117 ANTIOCH CAPITAL
              APPRECIATION
              SERIES B (PROPERTY TAX REVENUE, NATL-RE INSURED)##                                 4.31     12/01/2016         739,050
  1,200,000   NORTHERN COOK COUNTY IL SOLID WASTE AGENCY SERIES A
              (RESOURCE RECOVERY REVENUE, NATL-RE INSURED)                                       5.00     05/01/2013       1,324,944
  1,225,000   SOUTHWESTERN IL DEVELOPMENT AUTHORITY LOCAL GOVERNMENT PROGRAM COLLINSVILLE
              LIMITED (SALES TAX REVENUE)                                                        5.00     03/01/2025         999,147
    455,000   TAZEWELL COUNTY IL SCHOOL DISTRICT # 51 (PROPERTY TAX REVENUE, NATL-RE & FGIC
              INSURED)                                                                           9.00     12/01/2017         624,319
    535,000   TAZEWELL COUNTY IL SCHOOL DISTRICT # 51 (PROPERTY TAX REVENUE, NATL-RE & FGIC
              INSURED)                                                                           9.00     12/01/2018         744,998
  9,730,000   WILL COUNTY IL COMMUNITY UNIT SCHOOL DISTRICT CAPITAL APPRECIATION
              (PROPERTY TAX REVENUE, NATL-RE & FGIC INSURED)##                                   5.09     11/01/2018       6,111,802
                                                                                                                          46,363,345
                                                                                                                       -------------
INDIANA: 1.76%
  1,000,000   FORT WAYNE REDEVELOPMENT AUTHORITY GRAND WAYNE CENTER PROJECT (LEASE REVENUE)      5.00     02/01/2020       1,043,210
    100,000   HAMMOND MULTI-SCHOOL BUILDING CORPORATION FIRST MORTGAGE
              (LEASE REVENUE, NATL-RE & FGIC INSURED)                                            5.00     07/15/2014         112,968
  1,000,000   INDIANA BOND BANK HENDRICKS REGIONAL HEALTH A (OTHER REVENUE)                      4.00     08/01/2017       1,019,650
  1,050,000   INDIANA BOND BANK HENDRICKS REGIONAL HEALTH A (OTHER REVENUE)                      5.00     02/01/2016       1,130,829
  1,340,000   INDIANA BOND BANK HENDRICKS REGIONAL HEALTH A (OTHER REVENUE)                      5.00     08/01/2016       1,450,684
    900,000   INDIANA BOND BANK SPECIAL PROGRAM BMA INDEX SERIES B2 (UTILITIES REVENUE)+/-ss     0.90     10/15/2022         735,525
    760,000   INDIANA BOND BANK SPECIAL PROGRAM SERIES A (UTILITIES REVENUE)                     5.00     10/15/2017         779,410
    500,000   INDIANA BOND BANK SPECIAL PROGRAM SERIES A (UTILITIES REVENUE)                     5.25     10/15/2016         530,245

                 Wells Fargo Advantage Municipal Income Funds 23


Portfolio of Investments--December 31, 2009 (Unaudited)

INTERMEDIATE TAX/AMT-FREE FUND

                                                                                               INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                                                                      RATE        DATE          VALUE
-----------   ------------------------------------------------------------------------------   --------   ----------   -------------
INDIANA (continued)
$ 1,000,000   INDIANA STATE FINANCE AUTHORITY ROCKVILLE CORRECTIONAL D (LEASE REVENUE)           5.25%    07/01/2019   $   1,139,540
  1,900,000   JASPER COUNTY IN (INDUSTRIAL, NATL-RE INSURED)                                     5.60     11/01/2016       2,054,489
    980,000   JEFFERSONVILLE IN BUILDING CORPORATION FIRST MORTGAGE SERIES C (LEASE REVENUE)     4.25     08/15/2017         999,277
  1,000,000   MT. VERNON IN SCHOOL BUILDING CORPORATION FIRST MORTGAGE SERIES 2007
              (LEASE REVENUE, AGM INSURED)                                                       5.00     07/15/2019       1,094,470
    270,000   PORTAGE REDEVELOPMENT DISTRICT (TAX/ALLOCATION REVENUE, CIFG INSURED)              4.00     01/15/2015         277,781
    350,000   PORTAGE REDEVELOPMENT DISTRICT (TAX/ALLOCATION REVENUE, CIFG INSURED)              4.00     01/15/2016         351,113
    360,000   PORTAGE REDEVELOPMENT DISTRICT (TAX/ALLOCATION REVENUE, CIFG INSURED)              4.00     07/15/2016         358,682
                                                                                                                          13,077,873
                                                                                                                       -------------
IOWA: 1.17%
    200,000   DES MOINES IA HOSPITAL REVENUE REFUNDED IOWA HEALTH SYSTEMS
              (HCFR, AMBAC INSURED)                                                              5.25     08/15/2015         212,388
  2,500,000   IOWA FINANCE AUTHORITY INTERSTATE POWER (INDUSTRIAL REVENUE, FGIC INSURED)         5.00     07/01/2014       2,697,650
  5,285,000   IOWA STUDENT LOAN LIQUIDITY CORPORATION (STUDENT LOAN REVENUE)                     5.25     12/01/2018       5,384,992
    385,000   TOBACCO SETTLEMENT AUTHORITY IA ASSET-BACKED SERIES B
              (TOBACCO SETTLEMENT FUNDED REVENUE)                                                5.50     06/01/2012         412,362
                                                                                                                           8,707,392
                                                                                                                       -------------
KANSAS: 1.52%
  6,200,000   BURLINGTON KS ENVIRONMENTAL KANSAS CITY POWER & LIGHT
              (INDUSTRIAL REVENUE, XLCA INSURED)+/-ss                                            5.25     12/01/2023       6,608,828
     80,000   KANSAS DEVELOPMENT FINANCE AUTHORITY HEALTH FACILITIES HARTFORD SERIES B 1
              (HCFR,ACA INSURED)                                                                 6.13     04/01/2012          81,531
    280,000   OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT (TAX/ALLOCATION
              REVENUE)                                                                           5.00     09/01/2013         261,878
    305,000   OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT (TAX/ALLOCATION
              REVENUE)                                                                           5.00     09/01/2014         279,334
    235,000   OVERLAND PARK KS DEVELOPMENT CORPORATION FIRST TIER CONVENTION
              (OTHER REVENUE, AMBAC INSURED)                                                     4.00     01/01/2011         238,041
    300,000   OVERLAND PARK KS DEVELOPMENT CORPORATION SECOND TIER CONVENTION SERIES B
              (OTHER REVENUE, AMBAC INSURED)                                                     4.00     01/01/2011         303,882
  1,445,000   WYANDOTTE COUNTY KANSAS CITY UNITED GOVERNMENT TRANSPORTATION DEVELOPMENT
              DISTRICT LEGENDS VILLAGE WEST PROJECT (OTHER REVENUE)                              4.88     10/01/2028       1,057,552
  2,500,000   WYANDOTTE COUNTY KS CITY UNIFIED GOVERNMENT REFERENDUM SALES TAX SECOND LIEN
              AREA B (SALES TAX REVENUE)                                                         5.00     12/01/2020       2,520,275
                                                                                                                          11,351,321
                                                                                                                       -------------
KENTUCKY: 2.12%
  6,175,000   KENTUCKY ASSET LIABILITY COMMISSION GENERAL FUND REVENUE PROJECT SERIES B
              (OTHER REVENUE, NATL-RE FGIC INSURED)+/-ss                                         0.74     11/01/2025       4,737,769
  1,265,000   KENTUCKY STATE PROPERTY & BUILDINGS COMMISSION SERIES A PROJECT # 95
              (GENERAL FUND REVENUE)                                                             5.00     08/01/2019       1,406,351
  9,479,274   UNIVERSITY KY COP++                                                                4.45     06/18/2018       9,611,889
                                                                                                                          15,756,009
                                                                                                                       -------------
LOUISIANA: 3.13%
    500,000   JEFFERSON PARISH LA HOSPITAL SERVICE DISTRICT # 001 WEST JEFFERSON MEDICAL
              CENTER
              SERIES A (HCFR, AGM INSURED)                                                       5.25     01/01/2013         503,525
  2,540,000   LAFOURCHE PARISH LA HOUSING AUTHORITY CITY PLACE II PROJECT
              (LOCAL OR GTD HOUSING REVENUE, GNMA)                                               6.70     01/20/2040       2,698,547
  1,045,000   LOUISIANA LOCAL GOVERNMENT ENVIRONMENTAL FACILITIES & COMMUNITY DEVELOPMENT
              AUTHORITY (LOCAL OR GTD HOUSING REVENUE, FNMA INSURED)+/-ss                        4.25     04/15/2039       1,061,208
    200,000   LOUISIANA PUBLIC FACILITIES AUTHORITY ARCHDIOCESE OF NEW ORLEANS PROJECT
              (OTHER REVENUE, CFIG INSURED)                                                      5.00     07/01/2014         213,128
    100,000   LOUISIANA PUBLIC FACILITIES AUTHORITY ARCHDIOCESE OF NEW ORLEANS PROJECT
              (OTHER REVENUE, CFIG INSURED)                                                      5.00     07/01/2016         104,452

                 24 Wells Fargo Advantage Municipal Income Funds


                         Portfolio of Investments--December 31, 2009 (Unaudited)

INTERMEDIATE TAX/AMT-FREE FUND

                                                                                               INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                                                                      RATE        DATE          VALUE
-----------   ------------------------------------------------------------------------------   --------   ----------   -------------
LOUISIANA (continued)
$   150,000   LOUISIANA PUBLIC FACILITIES AUTHORITY ARCHDIOCESE OF NEW ORLEANS PROJECT
              (OTHER REVENUE, CFIG INSURED)                                                      5.00%    07/01/2017   $     154,980
    505,000   LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK & GOLD FACILITIES PROJECT SERIES A
              (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)                                       4.00     07/01/2015         509,373
    170,000   LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK & GOLD FACILITIES PROJECT SERIES A
              (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)                                       4.13     07/01/2016         168,157
     55,000   LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK & GOLD FACILITIES PROJECT SERIES A
              (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)                                       4.25     07/01/2017          53,722
  1,250,000   LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK & GOLD FACILITIES PROJECT SERIES A
              (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)                                       5.00     07/01/2022       1,235,138
    740,000   LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK & GOLD FACILITIES PROJECT SERIES A
              (LOCAL OR GTD HOUSING REVENUE, CIFG INSURED)                                       5.00     07/01/2016         726,732
  1,465,000   LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK & GOLD FACILITIES PROJECT SERIES A
              (LOCAL OR GTD HOUSING REVENUE, CIFG INSURED)                                       5.00     07/01/2019       1,373,188
    500,000   LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK & GOLD FACILITIES PROJECT SERIES A
              (LOCAL OR GTD HOUSING REVENUE, CIFG INSURED)                                       5.00     07/01/2020         463,300
    100,000   LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK & GOLD FACILITIES PROJECT SERIES A
              (LOCAL OR GTD HOUSING REVENUE, CIFG INSURED)                                       5.00     07/01/2022          91,293
    100,000   LOUISIANA PUBLIC FACILITIES AUTHORITY GRAMBLING UNIVERSITY PROJECT BLACK &
              GOLD FACILITIES PROJECT SERIES A (LOCAL OR GTD HOUSING REVENUE, CIFG INSURED)      5.00     07/01/2014         101,406
  1,945,000   LOUISIANA STATE CITIZENS PROPERTY INSURANCE CORPORATION SERIES B
              (OTHER REVENUE, AMBAC INSURED)                                                     5.25     06/01/2013       2,066,796
  1,000,000   LOUISIANA STATE CORRECTIONAL FACILITIES CORPORATION (LEASE REVENUE, AMBAC
              INSURED)                                                                           5.00     09/01/2019       1,084,480
    800,000   LOUISIANA STATE SERIES A (FUEL SALES TAX REVENUE, AMBAC INSURED)                   5.38     06/01/2016         863,536
  1,350,000   NEW ORLEANS LA (PROPERTY TAX REVENUE, FGIC INSURED)                                5.50     12/01/2016       1,444,406
    690,000   NEW ORLEANS LA (SEWER REVENUE, ASSURED GUARANTY)                                   5.50     06/01/2016         721,878
    590,000   NEW ORLEANS LA (SEWER REVENUE, ASSURED GUARANTY)                                   5.63     06/01/2017         616,043
    740,000   NEW ORLEANS LA (SEWER REVENUE, FGIC INSURED)                                       5.50     06/01/2020         692,551
    925,000   NEW ORLEANS LA (SEWER REVENUE, NATL-RE INSURED)                                    5.00     06/01/2012         933,760
    530,000   NEW ORLEANS LA (SEWER REVENUE, NATL-RE INSURED)                                    5.00     06/01/2016         513,305
  1,365,000   NEW ORLEANS LA PUBLIC IMPROVEMENT SERIES A (PROPERTY TAX REVENUE, RADIAN
              INSURED)                                                                           5.00     12/01/2016       1,449,343
  1,345,000   NEW ORLEANS LA PUBLIC IMPROVEMENT SERIES A (PROPERTY TAX REVENUE, RADIAN
              INSURED)                                                                           5.00     12/01/2017       1,415,491
  1,000,000   PORT NEW ORLEANS LA BOARD COMMERCE SPECIAL PROJECT CG RAILWAY INCORPORATED
              (AIRPORT & MARINA REVENUE, NATL-RE INSURED)                                        5.25     08/15/2013       1,079,960
  1,000,000   WEST BATON ROUGE PARISH LA INDUSTRIAL DISTRICT # 3 DOW CHEMICAL
              (INDUSTRIAL REVENUE)+/-ss                                                          5.00     10/01/2021       1,004,440
                                                                                                                          23,344,138
                                                                                                                       -------------
MARYLAND: 0.27%
    830,000   MARYLAND STATE (PROPERTY TAX REVENUE)                                              5.25     03/01/2018         986,231
  1,000,000   MARYLAND STATE HEALTH & HIGHER EDUCATIONAL FACILITIES AUTHORITY (HCFR)             5.00     07/01/2018       1,049,400
                                                                                                                           2,035,631
                                                                                                                       -------------
MASSACHUSETTS: 1.06%
  1,050,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY SABIS INTERNATIONAL (OTHER REVENUE)       6.50     04/15/2019       1,096,725
    615,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY SABIS INTERNATIONAL (OTHER REVENUE)       6.55     04/15/2020         642,011
  2,650,000   MASSACHUSETTS STATE SERIES A (OTHER REVENUE)+/-ss                                  0.65     11/01/2018       2,438,689
  4,175,000   MASSACHUSETTS STATE SERIES C (OTHER REVENUE, AGM INSURED)+/-ss                     0.70     11/01/2019       3,689,615
                                                                                                                           7,867,040
                                                                                                                       -------------
MICHIGAN: 5.10%
  4,235,000   DETROIT MI CAPITAL IMPROVEMENT LIMITED TAX SERIES A-1 (PROPERTY TAX REVENUE)       5.00     04/01/2015       3,900,901
  1,405,000   DETROIT MI SERIES A 1 (PROPERTY TAX REVENUE, NATL-RE INSURED)                      5.00     04/01/2019       1,161,991

                 Wells Fargo Advantage Municipal Income Funds 25


Portfolio of Investments--December 31, 2009 (Unaudited)

INTERMEDIATE TAX/AMT-FREE FUND

                                                                                               INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                                                                      RATE        DATE          VALUE
-----------   ------------------------------------------------------------------------------   --------   ----------   -------------
MICHIGAN (continued)
$ 3,130,000   DETROIT MI SERIES A 1 (SEWER REVENUE, AGM INSURED)                                 5.50%    07/01/2017   $   3,360,337
  1,000,000   DETROIT MI WATER SUPPLY SYSTEM SERIES A (WATER REVENUE, AGM INSURED)               5.00     07/01/2015       1,063,650
    660,000   FLINT MI INTERNATIONAL ACADEMY (OTHER REVENUE)                                     5.00     10/01/2017         604,540
  2,270,000   FLINT MI INTERNATIONAL ACADEMY (OTHER REVENUE)                                     5.38     10/01/2022       1,982,800
    435,000   FLINT MI INTERNATIONAL ACADEMY (PUBLIC SCHOOL REVENUE)                             5.50     10/01/2027         366,105
    570,000   KENT COUNTY MI (PROPERTY TAX REVENUE)                                              5.00     01/01/2018         641,911
  1,000,000   KENT COUNTY MI (PROPERTY TAX REVENUE)                                              5.00     01/01/2025       1,077,310
  2,500,000   KENT HOSPITAL FINANCE AUTHORITY SERIES A (HCFR)+/-ss                               4.25     01/15/2047       2,576,875
  6,000,000   MICHIGAN MUNICIPAL BOND AUTHORITY STUDENT AID NOTES SERIES D (OTHER REVENUE)       9.50     08/20/2010       5,991,600
  1,555,000   MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY LIMITED OBLIGATION CHANDLER
              PARK ACADEMY (OTHER REVENUE)                                                       5.60     11/01/2018       1,556,400
  1,140,000   MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY LIMITED OBLIGATION NATAKI
              TALIBAH
              (PRIVATE SCHOOL REVENUE)                                                           6.25     10/01/2023         958,512
  2,750,000   MICHIGAN STATE (FUEL SALES TAX REVENUE)                                            5.25     05/15/2017       3,066,470
    345,000   MICHIGAN STATE ENVIRONMENTAL PROTECTION PROGRAM (OTHER REVENUE)                    6.25     11/01/2012         369,240
  2,000,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY (HCFR)+/-ss                              6.00     12/01/2034       2,314,600
  2,000,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HOSPITAL DAUGHTERS CHARITY (HCFR)        5.25     11/01/2015       2,138,240
  2,500,000   MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITY LIMITED GREENWOOD VILLA PROJECT
              (LOCAL OR GTD HOUSING REVENUE, AGM INSURED)                                        4.75     09/15/2017       2,667,325
  1,500,000   WESTERN TOWNSHIPS MI UTILITIES AUTHORITY (PROPERTY TAX REVENUE)                    5.00     01/01/2017       1,660,200
    500,000   WYANDOTTE MI SERIES A (ELECTRIC REVENUE, ASSURED GUARANTY)                         4.00     10/01/2016         520,695
                                                                                                                          37,979,702
                                                                                                                       -------------
MINNESOTA: 1.67%
  3,800,000   BECKER MN PCR NORTHERN STATES POWER SERIES B (IDR)+/-ss                            8.50     09/01/2019       4,282,220
  1,065,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION SERIES A
              (AIRPORT & MARINA REVENUE)                                                         4.00     01/01/2019       1,085,991
  4,555,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION SUBSERIES B
              (AIRPORT REVENUE, NATL-RE & FGIC INSURED)                                          5.00     01/01/2018       4,937,711
    155,000   MINNEAPOLIS MN ST. MARY'S HOSPITAL & REHABILITATION (HCFR)                        10.00     06/01/2013         180,330
  1,365,000   NORTHERN MUNICIPAL POWER AGENCY MN SERIES A (ELECTRIC REVENUE, ASSURED
              GUARANTY)                                                                          5.00     01/01/2016       1,518,644
    500,000   ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY HMONG ACADEMY PROJECT SERIES A
              (PRIVATE SCHOOL REVENUE)                                                           5.50     09/01/2018         460,365
                                                                                                                          12,465,261
                                                                                                                       -------------
MISSISSIPPI: 0.07%
    505,000   MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION MUNICIPAL ENERGY AGENCY POWER
              SUPPLY PROJECT (ELECTRIC REVENUE, XLCA INSURED)                                    5.00     03/01/2013         529,038
                                                                                                                       -------------
MISSOURI: 1.04%
  1,500,000   CHESTERFIELD VALLEY TRANSPORTATION DEVELOPMENT DISTRICT MO
              (SALES TAX REVENUE, CIFG INSURED)                                                  4.00     04/15/2026       1,511,145
  1,520,000   FENTON MO GRAVOIS BLUFFS REDEVELOPMENT PROJECT (TAX/ALLOCATION REVENUE)            4.50     04/01/2021       1,470,722
  3,000,000   KANSAS CITY MO SPECIAL OBLIGATION SERIES E (OTHER REVENUE)##                       4.93     02/01/2018       2,004,030
    415,000   LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION (TOLL ROAD REVENUE)             5.25     12/01/2014         375,260
  1,310,000   MARYLAND HEIGHTS MO SOUTH HEIGHTS REDEVELOPMENT PROJECT A
              (TAX/ALLOCATION REVENUE)                                                           5.50     09/01/2018       1,238,199
    100,000   OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                              4.50     09/01/2011         103,003
    145,000   OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                              4.50     09/01/2013         151,825
    170,000   OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                              4.50     09/01/2014         177,075
    225,000   OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                              4.55     09/01/2016         226,775
    415,000   ST. LOUIS MO LAMBERT ST. LOUIS INTERNATIONAL (AIRPORT & MARINA REVENUE)            6.00     07/01/2019         450,989
                                                                                                                           7,709,023
                                                                                                                       -------------

                 26 Wells Fargo Advantage Municipal Income Funds


                         Portfolio of Investments--December 31, 2009 (Unaudited)

INTERMEDIATE TAX/AMT-FREE FUND

                                                                                               INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                                                                      RATE        DATE          VALUE
-----------   ------------------------------------------------------------------------------   --------   ----------   -------------
NEBRASKA: 0.12%
$   500,000   MUNICIPAL ENERGY AGENCY OF NEBRASKA SERIES A (ELECTRIC REVENUE, BHAC INSURED)      5.00%    04/01/2019   $     563,645
    325,000   O'NEILL NE ST. ANTHONY'S PROJECT (HCFR)                                            6.25     09/01/2012         342,040
                                                                                                                             905,685
                                                                                                                       -------------
NEVADA: 4.26%
  5,000,000   CLARK COUNTY NV AIRPORT REVENUE SERIES C (AIRPORT & MARINA REVENUE, AGM
              INSURED)                                                                           5.00     07/01/2023       5,221,000
  3,500,000   CLARK COUNTY NV LAS VEGAS MCCARRAN INTERNATIONAL A 2
              (AIRPORT & MARINA REVENUE, AMBAC INSURED)                                          5.00     07/01/2027       3,605,875
  3,000,000   CLARK COUNTY NV LAS VEGAS MCCARRAN INTERNATIONAL SERIES A
              (AIRPORT & MARINA REVENUE)                                                         5.00     07/01/2016       3,318,360
  2,000,000   CLARK COUNTY NV PUBLIC SAFETY SERIES A (PROPERTY TAX REVENUE, AGM INSURED)         5.00     06/01/2017       2,147,380
  1,850,000   CLARK COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE, AGM INSURED)                5.50     06/15/2014       2,109,500
  2,950,000   CLARK COUNTY NV SCHOOL DISTRICT SERIES A (PROPERTY TAX REVENUE)                    5.00     06/15/2017       3,257,479
  1,000,000   CLARK COUNTY NV SCHOOL DISTRICT SERIES A (PROPERTY TAX REVENUE)                    5.00     06/15/2019       1,084,260
  2,500,000   CLARK COUNTY NV SCHOOL DISTRICT SERIES B (PROPERTY TAX REVENUE, AMBAC
              INSURED)                                                                           5.00     06/15/2019       2,699,200
  1,830,000   CLARK COUNTY NV SERIES B (PROPERTY TAX REVENUE, AGM INSURED)                       5.00     06/01/2014       2,051,467
  2,380,000   CLARK COUNTY NV SERIES B (PROPERTY TAX REVENUE, AGM INSURED)                       5.00     06/01/2019       2,616,096
    920,000   CLARK COUNTY NV SPECIAL IMPROVEMENT DISTRICT # 121A
              (STATE & LOCAL GOVERNMENTS, AMBAC INSURED)                                         4.25     12/01/2013         927,572
  1,225,000   RENO NV WASHOE MEDICAL CENTER SERIES A (HCFR, AMBAC INSURED)                       5.50     06/01/2016       1,327,030
  1,330,000   RENO-SPARKS INDIAN COLONY NV GOVERNMENTAL
              (STATE & LOCAL GOVERNMENTS, US BANK NA LOC)                                        5.00     06/01/2021       1,336,464
                                                                                                                          31,701,683
                                                                                                                       -------------
NEW HAMPSHIRE: 0.14%
  1,000,000   NEW HAMPSHIRE HEFA EXETER PROJECT (HCFR)                                           6.00     10/01/2016       1,042,050
                                                                                                                       -------------
NEW JERSEY: 1.92%
  2,000,000   GLOUCESTER COUNTY NJ IMPROVEMENT AUTHORITY WASTE MANAGEMENT INCORPORATED
              PROJECT SERIES A (RESOURCE RECOVERY REVENUE)+/-ss                                  2.63     12/01/2029       2,001,660
  1,000,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX
              (TOBACCO & LIQUOR TAXES REVENUE, FGIC INSURED)                                     5.00     06/15/2012       1,026,920
  2,385,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY MOTOR VEHICLE SERIES A
              (OTHER REVENUE, NATL-RE INSURED)                                                   5.25     07/01/2016       2,538,999
  1,755,000   NEW JERSEY SPORTS & EXPOSITION AUTHORITY (RECREATIONAL FACILITIES REVENUE,
              NATL-RE INSURED)                                                                   5.50     03/01/2022       1,966,407
  3,400,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY SERIES A
              (COLLEGE & UNIVERSITY REVENUE)                                                     5.00     06/01/2027       3,555,754
  2,000,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY SERIES A (OTHER
              REVENUE)                                                                           5.00     06/01/2017       2,164,680
  1,010,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY SERIES A (OTHER
              REVENUE)                                                                           5.00     06/01/2019       1,079,326
                                                                                                                          14,333,746
                                                                                                                       -------------
NEW MEXICO: 0.17%
  1,340,000   OTERO COUNTY NM JAIL PROJECT (OTHER REVENUE)                                       5.50     04/01/2013       1,301,274
                                                                                                                       -------------
NEW YORK: 2.99%
    265,000   BROOKHAVEN NY IDAG (HOUSING REVENUE, NORTH FORK BANK LOC)+/-ss                     4.25     11/01/2037         265,021
    615,000   GENESEE COUNTY NY IDA UNITED MEMORIAL MEDICAL CENTER PROJECT (HCFR)                4.75     12/01/2014         611,255
  2,725,000   METROPOLITAN NY TRANSPORTATION AUTHORITY SERIES B-2
              (OTHER REVENUE, AGM INSURED)+/-ss(a)(m)(n)                                         0.35     11/01/2022       2,637,059
     30,000   NASSAU COUNTY NY IDA SPECIAL NEEDS POOLED B 1 (IDR)                                6.88     07/01/2010          30,996
    275,000   NEW YORK CITY NY IDAG 2006 PROJECT SAMARITAN AIDS SERVICES
              (OTHER REVENUE, CITIBANK NA LOC)                                                   4.50     11/01/2015         308,352
  2,875,000   NEW YORK CITY NY TRANSITIONAL FINANCE AUTHORITY FUTURE TAX SERIES A
              (INCOME TAX REVENUE)                                                               5.00     05/01/2023       3,155,658

                 Wells Fargo Advantage Municipal Income Funds 27


Portfolio of Investments--December 31, 2009 (Unaudited)

INTERMEDIATE TAX/AMT-FREE FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
NEW YORK (continued)
$  1,600,000   NEW YORK CITY NY TRANSITIONAL FINANCE AUTHORITY FUTURE TAX SERIES A
               (INCOME TAX REVENUE)                                                            5.00%    05/01/2038   $    1,659,088
     340,000   NEW YORK STATE DORMITORY AUTHORITY HOSPITAL SERIES A (HCFR, FHA INSURED)        6.00     08/15/2015          367,992
     880,000   NEW YORK STATE DORMITORY AUTHORITY MONTEFIORE MEDICAL CENTER-FHA INSURED
               (COLLEGE & UNIVERSITY REVENUE, FGIC INSURED)                                    5.00     02/01/2014          963,838
   2,000,000   NEW YORK STATE DORMITORY AUTHORITY MOUNT SINAI SCHOOL OF MEDICINE
               (COLLEGE & UNIVERSITY REVENUE)                                                  5.50     07/01/2022        2,112,060
   3,665,000   NEW YORK STATE DORMITORY AUTHORITY NORTH SHORE SERIES B (HCFR)+/-ss             0.92     05/01/2018        3,130,093
   1,500,000   NEW YORK STATE DORMITORY AUTHORITY REVENUE (HCFR REVENUE, FHA INSURED)          4.50     08/01/2018        1,549,365
   3,000,000   TOBACCO SETTLEMENT FINANCING CORPORATION NY SERIES A (TOBACCO SETTLEMENT
               FUNDED)                                                                         5.50     06/01/2018        3,172,140
     100,000   TOBACCO SETTLEMENT FINANCING CORPORATION NY SERIES B
               (TOBACCO SETTLEMENT FUNDED, XLCA INSURED)                                       4.00     06/01/2012          106,370
   1,000,000   TOBACCO SETTLEMENT FINANCING CORPORATION NY SERIES B1C
               (TOBACCO SETTLEMENT FUNDED)                                                     5.50     06/01/2019        1,068,840
      30,000   TRIBOROUGH NY BRIDGE & TUNNEL AUTHORITY SERIES C
               (TOLL ROAD REVENUE, BAYERISCHE LANDESBANK LOC)+/-ss                             0.27     01/01/2032           30,000
   1,000,000   UPPER MOHAWK VALLEY NY REGIONAL WATER FINANCE AUTHORITY SERIES A
               (WATER REVENUE, ASSURED GUARANTY)                                               5.00     04/01/2018        1,098,210
                                                                                                                         22,266,337
                                                                                                                     --------------
NORTH CAROLINA: 0.60%
     140,000   CHARLOTTE NC COP SERIES E (LEASE APPROPRIATION REVENUE)                         4.00     06/01/2017          149,428
   2,000,000   FORSYTH COUNTY NC COP PUBLIC FACILITIES EQUIPMENT PROJECT
               (LEASE APPROPRIATION REVENUE)                                                   5.00     10/01/2016        2,259,340
   1,600,000   NASH NC HEALTH CARE SYSTEM (HCFR, AGM INSURED)                                  5.00     11/01/2014        1,724,688
     320,000   NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES B
               (ELECTRIC, POWER & LIGHT REVENUE, FGIC INSURED)                                 5.50     01/01/2017          320,429
                                                                                                                         4,453,885
                                                                                                                     --------------
NORTH DAKOTA: 0.11%
     780,000   MERCER COUNTY ND ANTELOPE VALLEY STATION
               (ELECTRIC, POWER & LIGHT REVENUE, AMBAC INSURED)                                7.20     06/30/2013          855,091
                                                                                                                     --------------
OHIO: 1.89%
     500,000   AKRON BATH COPLEY OH JOINT TOWNSHIP AKRON GENERAL HEALTH SYSTEMS SERIES A
               (HCFR)                                                                          5.00     01/01/2014          516,820
   4,000,000   AMERICAN MUNICIPAL POWER OHIO INCORPORATED SERIES A
               (ELECTRIC, POWER & LIGHT REVENUE)                                               5.00     02/01/2012        4,251,560
   1,445,000   CLEVELAND OH MUNICIPAL SCHOOL DISTRICT (PROPERTY TAX REVENUE, NATL-RE
               INSURED)                                                                        5.00     12/01/2017        1,524,114
     855,000   FRANKLIN COUNTY OH CHILDREN'S HOSPITAL PROJECT (HCFR)                          10.38     06/01/2013          953,376
   1,040,000   OHIO STATE WATER DEVELOPMENT AUTHORITY FRESH WATER (WATER REVENUE)              5.50     06/01/2021        1,248,572
   3,000,000   OHIO STATE WATER DEVELOPMENT AUTHORITY SERIES B (WATER REVENUE)                 5.00     06/01/2016        3,449,880
   1,175,000   OHIO STATE WATER DEVELOPMENT AUTHORITY WATER POLLUTION CONTROL (WATER
               REVENUE)                                                                        4.00     06/01/2015        1,294,733
     950,000   RIVERSOUTH OH AUTHORITY LAZARUS BUILDING REDEVELOPMENT SERIES A (LEASE
               REVENUE)                                                                        5.75     12/01/2027          853,860
                                                                                                                         14,092,915
                                                                                                                     --------------
OKLAHOMA: 0.67%
     400,000   MCCLAIN COUNTY OK ECONOMIC DEVELOPMENT AUTHORITY BLANCHARD PUBLIC SCHOOLS
               PROJECT (LEASE REVENUE)                                                         4.50     09/01/2016          417,916
     350,000   MCCLAIN COUNTY OK ECONOMIC DEVELOPMENT AUTHORITY NEWCASTLE PUBLIC SCHOOLS
               PROJECT (LEASE REVENUE)                                                         5.00     09/01/2012          371,123
   1,500,000   MCGEE CREEK AUTHORITY OK WATER REVENUE (WATER REVENUE, NATL-RE INSURED)         6.00     01/01/2023        1,615,515
   2,500,000   OKMULGEE OK MUNICIPAL AUTHORITY SERIES A (UTILITY/TAX REVENUE)                  5.00     12/01/2024        2,617,075
                                                                                                                          5,021,629
                                                                                                                     --------------

                 28 Wells Fargo Advantage Municipal Income Funds


                         Portfolio of Investments--December 31, 2009 (Unaudited)

INTERMEDIATE TAX/AMT-FREE FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
PENNSYLVANIA: 3.01%
$  2,000,000   ALLEGHENY COUNTY PA IDA ENVIRONMENTAL (IDR)                                     6.50%    05/01/2017   $    2,043,560
   3,000,000   ALLEGHENY COUNTY PA SERIES C-59B (PROPERTY TAX REVENUE, AGM INSURED)+/-ss       0.74     11/01/2026        2,471,250
   1,000,000   BEAVER COUNTY IDA PCR FIRSTENERGY SERIES B (IDR)+/-ss                           3.00     10/01/2047        1,005,810
     880,000   CHESTER COUNTY PA AVON GROVE CHARTER SCHOOL PROJECT SERIES A (OTHER
               REVENUE)                                                                        5.65     12/15/2017          820,204
     520,000   CHESTER COUNTY PA IDA AVON GROVE CHARTER SCHOOL PROJECT SERIES A (OTHER
               REVENUE)                                                                        6.38     12/15/2037          436,930
     350,000   CHESTER COUNTY PA IDA RENAISSANCE ACADEMY PROJECT SERIES A
               (PRIVATE SCHOOLS REVENUE)                                                       5.63     10/01/2015          330,971
   1,785,000   DELAWARE COUNTY PA IDA RESOURCE RECOVERY FACILITY SERIES A
               (RESOURCE RECOVERY REVENUE)                                                     6.10     07/01/2013        1,785,411
   1,000,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES D
               (OTHER REVENUE, BAYERISCHE LANDESBANK LOC)+/-ss                                 0.32     12/01/2020        1,000,000
   1,500,000   HARRISBURG PA AUTHORITY RESOURCE RECOVERY FACILITY CAPITAL APPRECIATION
               LIMITED OBLIGATION SERIES C (RESOURCE RECOVERY REVENUE)##                       4.43     12/15/2010        1,438,320
     565,000   MILLCREEK RICHLAND JOINT AUTHORITY PA SERIES B (SEWER REVENUE, RADIAN
               INSURED)                                                                        4.70     08/01/2017          552,434
   1,500,000   PENNSYLVANIA EDFA WASTE MANAGEMENT PROJECT (OTHER REVENUE)+/-ss                 2.63     12/01/2033        1,497,465
     985,000   PENNSYLVANIA STATE DEPARTMENT OF GENERAL SERVICES (LEASE REVENUE, AGM
               INSURED)                                                                        5.25     05/01/2016        1,055,260
   5,000,000   PENNSYLVANIA STATE TURNPIKE COMMISSION DEPARTMENT OF GENERAL SERVICES
               SERIES C (TOLL ROAD REVENUE)+/-ss                                               1.29     12/01/2014        5,000,000
   1,210,000   PHILADELPHIA AUTHORITY FOR INDUSTRIAL DEVELOPMENT FIRST PHILADELPHIA
               CHARTER HIGH SERIES A (IDR)                                                     5.30     08/15/2017        1,176,689
   1,295,000   PHILADELPHIA PA EIGHTEENTH SERIES AGC (UTILITIES REVENUE, ASSURED GUARANTY)     5.25     08/01/2016        1,419,333
     290,000   ROBINSON TOWNSHIP PA MUNICIPAL AUTHORITY (WATER & SEWER REVENUE)                6.90     05/15/2018          346,710
                                                                                                                         22,380,347
                                                                                                                     --------------
PUERTO RICO: 1.70%
   2,000,000   PUERTO RICO HFA SUB-CAPITAL FUND MODERNIZATION (HOUSING REVENUE)                5.50     12/01/2017        2,192,680
  10,000,000   PUERTO RICO SALES TAX FINANCING CORPORATION FIRST SUBSERIES A (SALES TAX
               REVENUE)+/-ss                                                                   5.00     08/01/2039       10,484,600
                                                                                                                         12,677,280
                                                                                                                     --------------
RHODE ISLAND: 0.30%
   2,060,000   RHODE ISLAND STATE HEALTH & EDUCATIONAL BUILDING CORPORATION PROVIDENCE
               PUBLIC SCHOOL FINANCING SERIES A (OTHER REVENUE, AGM INSURED)                   5.00     05/15/2015        2,250,859
                                                                                                                     --------------
SOUTH CAROLINA: 1.51%
   2,000,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B
               (TOLL ROAD REVENUE)##(i)                                                       11.88     01/01/2038           86,400
   1,750,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B
               (TOLL ROAD REVENUE)##(i)                                                       11.98     01/01/2037           84,875
     500,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B
               (TOLL ROAD REVENUE)##(i)                                                       12.30     01/01/2036           26,150
   2,000,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B
               (TOLL ROAD REVENUE)##(i)                                                       12.71     01/01/2035          108,000
     100,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B
               (TOLL ROAD REVENUE)##(i)                                                       13.03     01/01/2033            6,450
   1,130,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B
               (TOLL ROAD REVENUE)##(i)                                                       13.34     01/01/2032           77,970
   1,000,000   KERSHAW COUNTY SC PUBLIC SCHOOLS FOUNDATION INSTALLMENT POWER REVENUE
               (LEASE REVENUE, CIFG INSURED)                                                   5.00     12/01/2020        1,048,470
     740,000   LEE COUNTY SC SCHOOL FACILITIES INCORPORATED SERIES 2006
               (LEASE REVENUE, RADIAN INSURED)                                                 6.00     12/01/2016          773,552
   1,465,000   MCCORMICK COUNTY SC HEALTH CARE CENTER PROJECT PREREFUNDED (HCFR)               8.00     03/01/2019        1,786,289
     500,000   PIEDMONT MUNICIPAL POWER AGENCY SC SERIES B
               (ELECTRIC, POWER & LIGHT REVENUE, NATL-RE INSURED)                              5.25     01/01/2011          501,355
   1,990,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO HEALTH
               (HCFR)+/-ss                                                                     0.99     08/01/2039        1,866,620
   3,750,000   SOUTH CAROLINA STATE EDUCATION ASSISTANCE AUTHORITY STUDENT LOAN SERIES I
               (STUDENT LOAN REVENUE)                                                          5.00     10/01/2024        3,769,838

                 Wells Fargo Advantage Municipal Income Funds 29


Portfolio of Investments--December 31, 2009 (Unaudited)

INTERMEDIATE TAX/AMT-FREE FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
SOUTH CAROLINA (continued)
$  1,090,000   TOBACCO SETTLEMENT REVENUE MANAGEMENT AUTHORITY SC (TOBACCO SETTLEMENT
               FUNDED)                                                                         5.00%    06/01/2018   $    1,091,755
                                                                                                                         11,227,724
                                                                                                                     --------------
SOUTH DAKOTA: 0.06%
     500,000   LOWER BRULE SIOUX TRIBE SOUTH DAKOTA SERIES B (PROPERTY TAX REVENUE)            5.25     05/01/2015          439,875
                                                                                                                     --------------
TENNESSEE: 1.90%
   2,000,000   ELIZABETHTON TN HEALTH & EDUCATIONAL DEVELOPMENT FACILITIES SERIES B
               (HCFR, NATL-RE INSURED)                                                         6.25     07/01/2015        2,182,080
   1,250,000   LEWISBURG TN INDUSTRIAL DEVELOPMENT BOARD WASTE MANAGEMENT INCORPORATED
               PROJECT (RESOURCE RECOVERY REVENUE)+/-ss                                        1.00     07/01/2012        1,250,213
   1,000,000   SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY LOCAL GOVERNMENT IMPROVEMENT
               SERIES K 1 (OTHER REVENUE)+/-ss                                                 0.48     06/01/2034        1,000,000
     725,000   SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD LE BONHUER
               CHILDREN'S MEDICAL CENTER SERIES D (HCFR, NATL-RE INSURED)                      5.50     08/15/2019          846,923
   4,150,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (UTILITIES REVENUE)           5.00     09/01/2015        4,341,191
   1,500,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (UTILITIES REVENUE)           5.25     09/01/2017        1,535,430
   1,115,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES C (UTILITY REVENUE)             5.00     02/01/2015        1,183,060
   1,720,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES C (UTILITY REVENUE)             5.00     02/01/2016        1,798,587
                                                                                                                         14,137,484
                                                                                                                     --------------
TEXAS: 12.08%
   6,000,000   ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A
               (SALES TAX REVENUE, NATL-RE INSURED)                                            5.00     08/15/2034        6,013,560
   1,520,000   AUSTIN TX AIRPORT SYSTEM PRIOR LIEN (AIRPORT REVENUE, NALT-RE INSURED)          5.25     11/15/2017        1,587,123
   1,750,000   AUSTIN TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE, PSF GTD
               INSURED)                                                                        5.00     08/01/2016        2,022,983
   1,580,000   BEXAR COUNTY TX FLOOD CONTROL SERIES A (PROPERTY TAX REVENUE)                   5.00     06/15/2025        1,710,461
   1,625,000   BEXAR COUNTY TX FLOOD CONTROL SERIES A (PROPERTY TAX REVENUE)                   5.00     06/15/2026        1,758,510
   3,500,000   DECATUR TX HOSPITAL AUTHORITY SERIES A (HCFR)                                   5.75     09/01/2029        4,119,955
   1,640,000   EAGLE PASS TX INTERNATIONAL BRIDGES (OTHER REVENUE, AMBAC INSURED)              5.25     02/15/2014        1,726,444
   1,185,000   EL PASO TX (PROPERTY TAX REVENUE)                                               5.00     08/15/2018        1,321,868
   2,000,000   FRISCO TX SERIES A (SEWER REVENUE, AGM INSURED)                                 5.00     02/15/2017        2,143,800
   1,000,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE REVENUE)                   5.25     10/01/2014        1,026,090
   1,000,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE REVENUE)                   5.50     10/01/2016        1,064,770
   6,750,000   GATEWAY PUBLIC FACILITIES CORPORATION STONEGATE VILLAS APARTMENTS PROJECT
               (STATE & LOCAL GOVERNMENTS, FNMA INSURED)+/-ss                                  4.55     07/01/2034        7,302,015
   1,560,000   HIDALGO COUNTY TX DRAINAGE DISTRICT (PROPERTY TAX REVENUE, ASSURED
               GUARANTY)                                                                       5.00     09/01/2028        1,646,315
   1,000,000   HOUSTON TX AIRPORT SERIES A (AIRPORT & MARINA REVENUE)                          5.00     07/01/2025        1,050,850
     775,000   HOUSTON TX AIRPORT SERIES A (AIRPORT & MARINA REVENUE)                          5.00     07/01/2026          809,914
     700,000   HOUSTON TX SERIES A (WATER & SEWER REVENUE, NATL-RE INSURED)                    5.25     05/15/2023          738,451
   1,035,000   LONE STAR COLLEGE SYSTEM MAINTENANCE (PROPERTY TAX REVENUE)                     4.00     09/15/2017        1,103,124
   1,005,000   LUBBOCK TX WATERWORKS SYSTEM SERIES A (PROPERTY TAX REVENUE, AGM INSURED)       5.00     02/15/2018        1,120,987
   1,495,000   MIDTOWN REDEVELOPMENT AUTHORITY TEXAS
               (TAX INCREMENTAL REVENUE, AMBAC INSURED)                                        5.00     01/01/2020        1,560,765
   1,135,000   NORTH TEXAS HEALTH FACILITIES DEVELOPMENT CORPORATION TX UNITED REGIONAL
               HEALTH CARE SYSTEM (HCFR, AGM INSURED)                                          5.00     09/01/2016        1,193,055
   5,000,000   NORTH TEXAS TOLLWAY AUTHORITY FIRST TIER PUTTABLE SERIES L2 (TOLL ROAD
               REVENUE)+/-ss                                                                   6.00     01/01/2038        5,530,250
   4,100,000   NORTH TEXAS TOLLWAY AUTHORITY FIRST TIER SERIES E 3 (OTHER REVENUE)+/-ss        5.75     01/01/2038        4,583,595
   1,035,000   SA ENERGY ACQUISITION PUBLIC FACILITY CORPORATION (UTILITY REVENUE)             5.25     08/01/2015        1,106,550
     130,000   SACHSE TX (PROPERTY TAX REVENUE, ASSURED GUARANTY)                              5.00     02/15/2025          139,325
   9,825,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I SENIER LIEN SERIES D
               (NATURAL GAS REVENUE)                                                           5.63     12/15/2017       10,520,414
     735,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I SERIES C (UTILITY
               REVENUE)+/-ss                                                                   1.62     12/15/2026          504,945
   5,930,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION II BMA INDEX RATE
               (NATURAL GAS REVENUE)+/-ss                                                      0.71     09/15/2017        5,544,550
   8,000,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION II LIBOR INDEX RATE
               (NATURAL GAS REVENUE)+/-ss                                                      0.87     09/15/2017        7,402,000

                 30 Wells Fargo Advantage Municipal Income Funds


                         Portfolio of Investments--December 31, 2009 (Unaudited)

INTERMEDIATE TAX/AMT-FREE FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
TEXAS (continued)
$  3,500,000   TEXAS PRIVATE ACTIVITY SURFACE TRANSPORTATION CORPORATION (TOLL ROAD
               REVENUE)                                                                        7.50%    12/31/2031   $    3,794,630
     425,000   TEXAS STATE PFA (OTHER REVENUE)                                                 5.00     12/01/2012          429,114
     855,000   TEXAS STATE PFA CHARTER SCHOOL KIPP INCORPORATED SERIES A
               (PRIVATE SCHOOL REVENUE, ACA INSURED)                                           4.50     02/15/2016          811,438
     960,000   TEXAS STATE PFA COSMOS FOUNDATION SERIES A (OTHER REVENUE)                      5.00     02/15/2018          870,720
     825,000   TOMBALL TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
               PERMANENT SCHOOL FUND GUARANTEED)##                                             2.50     02/15/2015          732,212
   2,600,000   UNIVERSITY OF HOUSTON TX (COLLEGE & UNIVERSITY REVENUE)                         5.00     02/15/2024        2,825,550
   1,115,000   UNIVERSITY OF HOUSTON TX SERIES A (COLLEGE & UNIVERSITY REVENUE)                5.00     02/15/2018        1,259,560
   2,095,000   UNIVERSITY OF NORTH TEXAS (COLLEGE & UNIVERSITY REVENUE)                        5.25     04/15/2025        2,241,441
     635,000   WACO TX HEALTH FACILITIES DEVELOPMENT CORPORATION HILLCREST SYSTEM PROJECT
               SERIES A (HCFR, NATL-RE INSURED)                                                5.00     08/01/2016          687,216
                                                                                                                         90,004,550
                                                                                                                     --------------
UTAH: 0.84%
   3,700,000   INTERMOUNTAIN POWER AGENCY UTAH SERIES A
               (ELECTRIC POWER & LIGHT REVENUE, AGM INSURED)                                   5.00     07/01/2018        4,054,867
   1,000,000   UTAH COUNTY UT LAKEVIEW ACADEMY SERIES A (OTHER REVENUE)                        5.35     07/15/2017          918,300
     500,000   UTAH COUNTY UT LINCOLN ACADEMY SERIES A (OTHER REVENUE)++                       5.45     06/15/2017          462,390
   1,000,000   WEST VALLEY CITY UT MONTICELLO ACADEMY (PRIVATE SCHOOL REVENUE)++               6.38     06/01/2037          851,020
                                                                                                                          6,286,577
                                                                                                                     --------------
VIRGIN ISLANDS: 0.07%
     500,000   VIRGIN ISLANDS MATCHING FUND LOAN DIAGO SERIES A (OTHER REVENUE)                6.00     10/01/2014          520,435
                                                                                                                     --------------
VIRGINIA: 0.89%
   1,000,000   CHESAPEAKE VA HOSPITAL AUTHORITY FACILITIES GENERAL HOSPITAL SERIES A
               (HCFR)                                                                          5.25     07/01/2017        1,059,380
   2,000,000   CHESTERFIELD COUNTY VA IDA (IDR)+/-ss                                           5.88     06/01/2017        2,076,160
   1,800,000   MARQUIS CDA VA (OTHER REVENUE)                                                  5.63     09/01/2018        1,456,326
     750,000   REYNOLDS CROSSING CDA REYNOLDS CROSSING PROJECT (SPECIAL ASSESSMENT
               REVENUE)                                                                        5.10     03/01/2021          694,650
      55,000   VIRGINIA COLLEGE BUILDING AUTHORITY (COLLEGE & UNIVERSITY REVENUE)              5.00     06/01/2013           56,880
     210,000   VIRGINIA COLLEGE BUILDING AUTHORITY (COLLEGE & UNIVERSITY REVENUE)              5.00     06/01/2015          212,373
   1,100,000   WATKINS CENTRE CDA VA (SPECIAL ASSESSMENT REVENUE)                              5.40     03/01/2020        1,038,213
                                                                                                                          6,593,982
                                                                                                                     --------------
WASHINGTON: 2.05%
   1,410,000   GOAT HILL PROPERTIES GOVERNMENT OFFICE BUILDING PROJECT
               (LEASE REVENUE, NATL-RE INSURED)                                                5.00     12/01/2021        1,480,415
     695,000   GRANT COUNTY PUBLIC UTILITY DISTRICT # 2 PRIEST RAPIDS SERIES A
               (ELECTRIC, POWER & LIGHT REVENUE, FGIC INSURED)                                 5.00     01/01/2023          731,752
   1,000,000   KING COUNTY WA SERIES A (PROPERTY TAX REVENUE)                                  4.00     12/01/2017        1,085,250
   2,225,000   QUINAULT INDIAN NATION WA QUINAULT BEACH SERIES A (OTHER REVENUE, ACA
               INSURED)                                                                        5.80     12/01/2015        1,925,226
     140,000   SNOHOMISH COUNTY WA PUBLIC HOSPITAL DISTRICT #3 SERIES A (PROPERTY TAX
               REVENUE)                                                                        6.00     06/01/2010          140,021
   1,480,000   TES PROPERTIES WASHINGTON (LEASE REVENUE)                                       5.00     12/01/2024        1,552,461
   1,400,000   TES PROPERTIES WASHINGTON (LEASE REVENUE)                                       5.50     12/01/2029        1,485,470
     500,000   TOBACCO SETTLEMENT AUTHORITY WASHINGTON ASSET-BACKED
               (TOBACCO SETTLEMENT FUNDED REVENUE)                                             5.50     06/01/2012          517,330
   3,355,000   TOBACCO SETTLEMENT AUTHORITY WASHINGTON ASSET-BACKED
               (TOBACCO SETTLEMENT FUNDED REVENUE)                                             6.50     06/01/2026        3,374,291
     800,000   WASHINGTON STATE HIGHER EDUCATIONAL FACILITIES AUTHORITY PACIFIC LUTHERAN
               UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, RADIAN INSURED)                       5.00     11/01/2013          827,840
   1,055,000   WASHINGTON STATE HIGHER EDUCATIONAL FACILITIES AUTHORITY PACIFIC LUTHERAN
               UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, RADIAN INSURED)                       5.00     11/01/2014        1,077,166
   1,010,000   WASHINGTON STATE HIGHER EDUCATIONAL FACILITIES AUTHORITY WHITWORTH
               UNIVERSITY PROJECT (COLLEGE & UNIVERSITY)                                       5.00     10/01/2015        1,060,833
                                                                                                                         15,258,055
                                                                                                                     --------------

                 Wells Fargo Advantage Municipal Income Funds 31


Portfolio of Investments--December 31, 2009 (Unaudited)

INTERMEDIATE TAX/AMT-FREE FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
WEST VIRGINIA: 0.45%
$  2,000,000   WEST VIRGINIA APPALACHIAN POWER COMPANY AMOS SERIES C (ELECTRIC
               REVENUE)+/-ss                                                                   4.85%    05/01/2019   $    2,098,800
   1,100,000   WEST VIRGINIA SCHOOL BUILDING AUTHORITY (OTHER REVENUE)                         5.25     07/01/2020        1,219,999
                                                                                                                          3,318,799
                                                                                                                     --------------
WISCONSIN: 1.36%
   1,620,000   KENOSHA WI USD 001 SERIES A (PROPERTY TAX REVENUE)                              4.50     04/01/2015        1,748,434
      75,000   ST. CROIX FALLS WI CDA (LEASE REVENUE)                                          4.40     12/01/2010           76,596
     890,000   WISCONSIN HEFA BELL TOWER RESIDENCE PROJECT (HCFR)                              4.75     07/01/2015          948,891
      20,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E (HOUSING
               REVENUE)                                                                        4.00     05/01/2013           21,072
     210,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E (HOUSING
               REVENUE)                                                                        4.15     05/01/2015          222,266
   4,500,000   WISCONSIN STATE HEFA AURORA HEALTH CARE INCORPORATED B (HCFR)+/-ss              5.13     08/15/2027        4,627,620
   2,650,000   WISCONSIN STATE HEFA SERIES M (HCFR, NATL-RE INSURED)+/-ss(a)(m)(n)             0.72     06/01/2019        2,477,750
                                                                                                                         10,122,629
                                                                                                                     --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $725,617,912)                                                                       734,984,022
                                                                                                                     --------------

   SHARES                                                                                      YIELD
------------                                                                                 --------
SHORT-TERM INVESTMENTS: 1.39%
MUTUAL FUNDS: 1.39%
  10,403,145   WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~++(u)                0.10                      10,403,145
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $10,403,145)                                                                          10,403,145
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $736,021,057)*                                                            100.07%                              745,387,167
Other Assets and Liabilities, Net                                                   (0.07)                                 (555,480)
                                                                                   ------                            --------------
TOTAL NET ASSETS                                                                   100.00%                           $  744,831,687
                                                                                   ------                            --------------

----------
+/-    Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(m) An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(n) Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

##     Zero coupon security. Interest rate presented is yield to maturity.

(o)(o) Stepped coupon bond. Interest rate presented is yield to maturity.

(i)    Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

~ The Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++ Short-term security of an affiliate of the Fund with a cost of $10,403,145.

(u)    Rate shown is the 7-day annualized yield at period end.

* Cost for federal income tax purposes is $736,002,020 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $18,475,206
Gross unrealized depreciation    (9,090,059)
                                -----------
Net unrealized appreciation     $ 9,385,147

The accompanying notes are an integral part of these financial statements.

                 32 Wells Fargo Advantage Municipal Income Funds


                         Portfolio of Investments--December 31, 2009 (Unaudited)

MUNICIPAL BOND FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
MUNICIPAL BONDS & NOTES: 96.89%
ALABAMA: 1.42%
$    800,000   ALABAMA DRINKING WATER FINANCE REVOLVING FEDERAL LOAN SERIES A
               (WATER REVENUE, AMBAC INSURED)                                                  4.85%    08/15/2022   $      800,016
     775,000   JEFFERSON COUNTY AL LIMITED OBLIGATION SERIES A (SALES TAX REVENUE, FSA
               INSURED)                                                                        5.25     01/01/2018          747,736
   1,875,000   JEFFERSON COUNTY AL LIMITED OBLIGATION SUBSERIES A 1
               (LICENSING FEES REVENUE, AMBAC INSURED)+/-ss(a)(m)(n)                           0.64     01/01/2027        1,087,500
   2,375,000   JEFFERSON COUNTY AL LIMITED OBLIGATION SUBSERIES A 2
               (LICENSING FEES REVENUE, AMBAC INSURED)+/-ss(a)(m)(n)                           0.64     01/01/2027        1,377,500
   2,175,000   JEFFERSON COUNTY AL LIMITED OBLIGATION SUBSERIES A 3
               (LICENSING FEES REVENUE, AMBAC INSURED)+/-ss(a)(m)(n)                           0.64     01/01/2027        1,261,500
     150,000   JEFFERSON COUNTY AL LIMITED OBLIGATION SUBSERIES A 4
               (LICENSING FEES REVENUE, AMBAC INSURED)+/-ss(a)(m)(n)                           0.65     01/01/2027           87,000
   2,860,000   JEFFERSON COUNTY AL SERIES B8 (SEWER REVENUE, AGM INSURED)                      5.25     02/01/2014        2,695,407
     460,000   JEFFERSON COUNTY AL SERIES B8 (SEWER REVENUE, AGM INSURED)                      5.25     02/01/2015          431,052
     500,000   JEFFERSON COUNTY AL SERIES C 10 (SEWER REVENUE, AGM INSURED)+/-ss(a)(m)(n)      0.35     02/01/2042          202,500
     800,000   JEFFERSON COUNTY AL SERIES C 4 (SEWER REVENUE, FGIC INSURED)+/-ss(a)(m)(n)      0.64     02/01/2042          280,000
   1,875,000   JEFFERSON COUNTY AL SERIES C 5 (SEWER REVENUE, XLCA INSURED)+/-ss(a)(m)(n)      0.70     02/01/2040          656,250
     325,000   JEFFERSON COUNTY AL SERIES C 7 (SEWER REVENUE, FGIC INSURED)+/-ss(a)(m)(n)      0.64     02/01/2042          113,750
     600,000   JEFFERSON COUNTY AL SERIES C 8 (SEWER REVENUE, FGIC INSURED)+/-ss(a)(m)(n)      0.64     02/01/2042          210,000
     350,000   JEFFERSON COUNTY AL SEWER REVENUE SERIES C 2
               (SEWER REVENUE, FGIC INSURED)+/-ss(a)(m)(n)                                     0.65     02/01/2042          122,500
     300,000   JEFFERSON COUNTY AL SEWER REVENUE SERIES C 9
               (SEWER REVENUE, AGM LOC)+/-ss(a)(m)(n)                                          0.35     02/01/2042          105,000
     500,000   JEFFERSON COUNTY AL SUBSERIES B 1 B (SEWER REVENUE, FGIC
               INSURED)+/-ss(a)(m)(n)                                                          0.69     02/01/2042          175,000
   3,000,000   JEFFERSON COUNTY AL SUBSERIES B 1 C (SEWER REVENUE, FGIC
               INSURED)+/-ss(a)(m)(n)                                                          0.71     02/01/2042        1,050,000
                                                                                                                         11,402,711
                                                                                                                     --------------
 ARIZONA: 3.52%
   5,000,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL SERIES A
               (HCFR)+/-ss                                                                     1.32     02/01/2042        4,442,500
   4,045,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL SERIES B
               (HCFR)+/-ss                                                                     1.17     02/01/2042        3,593,983
   1,000,000   ARIZONA SCHOOL FACILITIES BOARD REVENUE REFUNDING STATE SCHOOL TRUST
               (OTHER REVENUE, AMBAC INSURED)                                                  4.00     07/01/2015        1,015,850
   3,400,000   ARIZONA SCHOOL FACILITIES BOARD REVENUE REFUNDING STATE SCHOOL TRUST
               (OTHER REVENUE, AMBAC INSURED)                                                  5.00     07/01/2016        3,585,946
     825,000   ARIZONA SCHOOL FACILITIES BOARD REVENUE REFUNDING STATE SCHOOL TRUST
               (OTHER REVENUE, AMBAC INSURED)                                                  5.00     07/01/2017          863,627
   1,640,000   ARIZONA SCHOOL FACILITIES BOARD REVENUE REFUNDING STATE SCHOOL TRUST
               (OTHER REVENUE, AMBAC INSURED)                                                  5.00     07/01/2018        1,697,974
   3,275,000   ARIZONA SPORTS & TOURISM AUTHORITY MULTIPURPOSE STADIUM FACILITY PROJECT A
               (INCOME TAX REVENUE, NATL-RE INSURED)                                           5.00     07/01/2019        3,407,867
   2,875,000   MARANA AZ MUNICIPAL PROPERTY CORPORATION SERIES B (LEASE REVENUE)               5.13     07/01/2028        2,886,903
     215,000   NAVAJO COUNTY AZ MUNICIPAL PROPERTY CORPORATION JAIL FACILITIES
               (LEASE REVENUE, ACA INSURED)                                                    5.63     07/01/2010          214,832
     800,000   PIMA COUNTY AZ IDA ACCLAIM CHARTER SCHOOL PROJECT (EDUCATIONAL FACILITIES
               REVENUE)                                                                        5.60     12/01/2016          752,208
   2,000,000   PIMA COUNTY AZ IDA CONSTELLATION SCHOOL PROJECT (LEASE REVENUE)                 7.00     01/01/2038        1,734,280
     100,000   PIMA COUNTY AZ IDA GLOBAL WATER RESOURCES LLC PROJECT (WATER & SEWER
               REVENUE)                                                                        5.45     12/01/2017           95,418
   1,500,000   PIMA COUNTY AZ IDA LEGACY TRADITIONAL SCHOOL PROJECT (GENERAL FUND REVENUE)     8.50     07/01/2039        1,557,330
   2,415,000   VERRADO AZ COMMUNITY FACILITIES DISTRICT # 1 (PROPERTY TAX REVENUE)             6.00     07/15/2013        2,471,173
                                                                                                                         28,319,891
                                                                                                                     --------------
CALIFORNIA: 9.61%
   2,500,000   ACCESS TO LOANS FOR LEARNING STUDENT LOAN CORPORATION STUDENT LOAN PROGRAM
               SERIES D2 (STUDENT LOAN REVENUE, GUARANTEED STUDENT LOANS)                      7.85     07/01/2025        2,177,900
   7,050,000   ALAMEDA CORRIDOR TRANSPORTATION AUTHORITY SUB LIEN SERIES A
               (TRANSPORTATION REVENUE, AMBAC INSURED)##                                       5.73     10/01/2018        4,235,076
                                                                                                                     --------------

                 Wells Fargo Advantage Municipal Income Funds 33


Portfolio of Investments--December 31, 2009 (Unaudited)

MUNICIPAL BOND FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
CALIFORNIA (continued)
$  5,500,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK CALIFORNIA
               INDEPENDENT OPERATOR SERIES A (ELECTRIC, POWER & LIGHT REVENUE)                 5.75%    02/01/2039   $    5,655,595
   2,100,000   CALIFORNIA PCFA REPUBLIC SERVICES INCORPORATED PROJECT SERIES B
               (RESOURCE RECOVERY REVENUE)+/-ss                                                5.25     06/01/2023        2,077,698
   5,000,000   CALIFORNIA PCFA WASTE MANAGEMENT INCORPORATED PROJECT SERIES A
               (RESOURCE RECOVERY REVENUE)+/-ss                                                5.00     11/01/2038        5,253,100
   2,000,000   CALIFORNIA STATEWIDE CDA COP (ACA INSURED)+/-ss(a)(m)(n)                        0.69     05/15/2029        1,900,000
   3,000,000   CALIFORNIA STATEWIDE CDA DISPOSAL REPUBLIC SERVICES SERIES A
               (RESOURCE RECOVERY REVENUE)                                                     4.95     12/01/2012        3,072,570
     850,000   CARLSBAD USD (PROPERTY TAX REVENUE)##                                           4.70     05/01/2019          542,479
   2,920,000   CORONA-NORCAL USD (PROPERTY TAX REVENUE)+/-ss(o)(o)                             6.37     08/01/2039        1,870,902
   1,275,000   DINUBA CA REDEVELOPMENT AGENCY MERGED CITY REDEVELOPMENT PROJECT # 2
               (TAX/ALLOCATION REVENUE)                                                        4.45     10/01/2011        1,272,539
   2,400,000   FOOTHILL-EASTERN CORRIDOR AGENCY CA SUB LIEN (TOLL ROAD REVENUE)                5.25     07/15/2010        2,404,488
   5,000,000   INLAND CA EMPIRE TOBACCO SECURITIZATION AUTHORITY ASSET BACKED SERIES C2
               (TOBACCO SETTLEMENT FUNDED)##                                                   9.50     06/01/2047          157,400
     875,000   MADERA COUNTY CA COP VALLEY CHILDREN'S HOSPITAL (HCFR, NATL-RE INSURED)         6.50     03/15/2015          949,594
  13,560,000   NORTHERN CA GAS AUTHORITY # 1 LIBOR (UTILITIES REVENUE)+/-ss                    0.79     07/01/2017       11,973,480
   5,265,000   NORTHERN CA GAS AUTHORITY # 1 LIBOR (UTILITIES REVENUE)+/-ss                    0.82     07/01/2019        4,258,069
  30,000,000   NORWALK-LA MIRADA CA USD ELECTION 2002 SERIES E
               (PROPERTY TAX REVENUE, ASSURED GUARANTEE)##                                     6.57     08/01/2038        4,535,700
   1,000,000   OAKLAND CA USD ALAMEDA COUNTY ELECTION 2006 SERIES A (PROPERTY TAX REVENUE)     6.50     08/01/2024        1,096,690
     745,000   OAKLAND CA USD ALAMEDA COUNTY ELECTION 2006 SERIES A (PROPERTY TAX REVENUE)     6.13     08/01/2029          783,248
   2,000,000   ONTARIO MONTCLAIR CA SCHOOL DISTRICT (PROPERTY TAX REVENUE, ASSURED
               GUARANTEE)##                                                                    6.51     08/01/2030          576,000
     360,000   PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE)                         5.75     12/01/2012          368,600
   1,450,000   PORT HUENEME CA REDEVELOPMENT AGENCY CENTRAL COMMUNITY PROJECT
               (TAX/ALLOCATION REVENUE, AMBAC INSURED)                                         5.50     05/01/2014        1,467,618
   5,430,000   RICHMOND CA JOINT POWERS FINANCING AUTHORITY CIVIC CENTER PROJECT SERIES A
               (LEASE REVENUE, ASSURED GUARANTEE)                                              5.88     08/01/2037        5,435,593
   6,120,000   RICHMOND CA JOINT POWERS FINANCING AUTHORITY POINT POTRERO SERIES A (LEASE
               REVENUE)                                                                        6.25     07/01/2024        6,413,699
  20,600,000   ROWLAND CA USD 2006 ELECTION SERIES B (PROPERTY TAX REVENUE)##                  6.80     08/01/2039        2,915,312
     300,000   SAN DIEGO COUNTY CA COP (LEASE REVENUE, AMBAC INSURED)                          5.63     09/01/2012          311,763
   1,000,000   SAN JOSE CA MULTIFAMILY HOUSING SERIES B (MFHR, GNMA INSURED)                   5.45     02/20/2043        1,003,850
     400,000   SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER REVENUE)++          4.50     03/01/2011          399,392
   4,975,000   STUDENT EDUCATION LOAN MARKETING CORPORATION CA SERIES IV D1
               (HEFAR, GUARANTEED STUDENT LOANS)                                               5.88     01/01/2018        4,290,291
                                                                                                                         77,398,646
                                                                                                                     --------------
COLORADO: 2.47%
   2,200,000   COLORADO ECFA CHARTER SCHOOL AMERICAN ACADEMY PROJECT
               (LEASE REVENUE, MORAL OBLIGATION)                                               7.13     12/01/2033        2,426,996
   3,385,000   COLORADO ECFA CHARTER SCHOOL BANNING LEWIS (PRIVATE SCHOOLS REVENUE)++          6.13     12/15/2035        2,825,967
   1,540,000   COLORADO ECFA CHARTER SCHOOL COMMUNITY LEADERSHIP (LEASE REVENUE)               5.75     07/01/2019        1,402,062
     470,000   COLORADO ECFA CHARTER SCHOOL MONUMENT ACADEMY PROJECT (OTHER REVENUE)           5.50     10/01/2017          434,943
     500,000   COLORADO ECFA CHARTER SCHOOL MONUMENT ACADEMY SERIES A (LEASE REVENUE)          7.25     10/01/2039          475,730
   2,165,000   COLORADO ECFA UNION COLONY CHARTER SCHOOL PROJECT (OTHER REVENUE)++             5.75     12/01/2037        1,703,509
     660,000   COLORADO HFA SERIES A2 (SFHR, NATL-RE INSURED)                                  6.50     08/01/2031          689,297
     200,000   COLORADO HFA SERIES B2 (SFHR)                                                   7.10     04/01/2017          207,126
     730,000   COLORADO HFA SERIES B3 (SFHR, AGM INSURED)                                      6.70     08/01/2017          778,100
   4,825,000   E-470 PUBLIC HIGHWAY AUTHORITY CAPITAL APPRECIATION SENIOR LIEN SERIES B
               (TOLL ROAD REVENUE, NATL-RE INSURED)##                                          5.26     09/01/2016        3,393,374
     495,000   EAGLE COUNTY CO AIRPORT TERMINAL CORPORATION AIRPORT TERMINAL IMPROVEMENT
               PROJECT SERIES B (AIRPORT REVENUE)                                              5.05     05/01/2015          433,130
     640,000   EAGLE COUNTY CO AIRPORT TERMINAL CORPORATION AIRPORT TERMINAL IMPROVEMENT
               PROJECT SERIES B (AIRPORT REVENUE)                                              5.25     05/01/2020          533,434

                 34 Wells Fargo Advantage Municipal Income Funds


                         Portfolio of Investments--December 31, 2009 (Unaudited)

MUNICIPAL BOND FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
COLORADO (continued)
$  2,290,000   EAGLE COUNTY CO AIRPORT TERMINAL CORPORATION AIRPORT TERMINAL PROJECT
               SERIES A (AIRPORT REVENUE)                                                      5.15%    05/01/2017   $    1,936,287
   2,500,000   PUBLIC AUTHORITY FOR CO ENERGY NATURAL GAS (UTILITIES REVENUE)                  5.75     11/15/2018        2,618,825
                                                                                                                         19,858,780
                                                                                                                     --------------
CONNECTICUT: 0.16%
   1,320,000   EASTERN CONNECTICUT RESOURCE RECOVERY AUTHORITY SOLID WASTE REVENUE
               WHEELABRATOR LISBON PROJECT SERIES A (OTHER REVENUE)                            5.50     01/01/2014        1,321,465
                                                                                                                     --------------
DISTRICT OF COLUMBIA: 0.08%
    410,000    DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION ASSET-BACKED
               BONDS (TOBACCO SETTLEMENT FUNDED REVENUE)                                       5.38     05/15/2010          413,629
    205,000    DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION ASSET-BACKED
               BONDS (TOBACCO SETTLEMENT FUNDED REVENUE)                                       5.70     05/15/2012          211,595
                                                                                                                            625,224
                                                                                                                     --------------
FLORIDA: 3.76%
   3,150,000   AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL ANTICIPATION BONDS
               (SPECIAL ASSESSMENT REVENUE)                                                    4.80     11/01/2012        2,411,829
   2,265,000   CAPE CORAL FL BOND ANTICIPATION NOTES (WATER REVENUE)                           6.00     10/01/2011        2,307,990
   3,275,000   CONNERTON WEST COMMUNITY DEVELOPMENT DISTRICT FL SERIES B
               (SPECIAL ASSESSMENT REVENUE)(i)                                                 5.13     05/01/2016        1,254,915
     205,000   GULF BREEZE FL REVENUE MIAMI BEACH LOCAL GOVERNMENT SERIES B
               (OTHER REVENUE, FGIC INSURED)+/-ss                                              4.75     12/01/2015          206,396
   1,115,000   HILLSBOROUGH COUNTY FL PORT DISTRICT TAMPA PORT AUTHORITY PROJECT SERIES A
               PREREFUNDED (AIRPORT REVENUE, NATL-RE INSURED)                                  5.75     06/01/2017        1,172,088
   1,175,000   HILLSBOROUGH COUNTY FL PORT DISTRICT TAMPA PORT AUTHORITY PROJECT SERIES A
               PREREFUNDED (AIRPORT REVENUE, NATL-RE INSURED)                                  5.75     06/01/2018        1,225,972
   1,240,000   HILLSBOROUGH COUNTY FL PORT DISTRICT TAMPA PORT AUTHORITY PROJECT SERIES A
               PREREFUNDED (AIRPORT REVENUE, NATL-RE INSURED)                                  5.75     06/01/2019        1,289,377
   4,245,000   MIAMI DADE COUNTY FL IDA AIRIS MIAMI II LLC PROJECT (IDR, AMBAC INSURED)        6.00     10/15/2025        3,965,085
   3,210,000   ORLANDO FL HOUSING AUTHORITY WEST OAKS APARTMENTS PROJECTS PUTABLE
               (HOUSING REVENUE, FNMA INSURED)ss                                               5.05     08/01/2033        3,391,686
   5,000,000   PALM BEACH COUNTY FL HEALTH FACILITIES AUTHORITY POOLED HOSPITAL LOAN
               PROGRAM (HCFR, SUNTRUST BANK LOC)+/-ss                                          0.50     11/01/2025        5,000,000
   4,800,000   PUTNAM COUNTY FL DEVELOPMENT AUTHORITY PCR SEMINOLE PROJECT SERIES A
               (ELECTRIC, POWER & LIGHT REVENUE, AMBAC INSURED)+/-ss                           5.35     03/15/2042        5,094,336
   3,965,000   SUNRISE FL CAP APPRECIATION SERIES B (TAX REVENUE, NATL-RE INSURED)##           4.22     10/01/2016        2,971,331
                                                                                                                         30,291,005
                                                                                                                     --------------
GEORGIA: 0.86%
   1,000,000   CLAYTON COUNTY GA DEVELOPMENT AUTHORITY DELTA AIRLINES SERIES B (OTHER
               REVENUE)                                                                        9.00     06/01/2035          996,500
     465,000   FORSYTH COUNTY GA HOSPITAL AUTHORITY ANTICIPATION CERTIFICATES GEORGIA
               BAPTIST HEALTH CARE SYSTEM PROJECT (HCFR)                                       6.38     10/01/2028          586,258
     450,000   GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE UNREFUNDED
               (ELECTRIC REVENUE, NATL-RE INSURED)                                             6.50     01/01/2017          522,810
       5,000   GEORGIA STATE SERIES B PREREFUNDED (OTHER REVENUE)                              6.25     03/01/2011            5,339
   3,230,000   MAIN STREET NATURAL GAS INCORPORATED GA GAS SERIES A (NATURAL GAS REVENUE)      5.50     09/15/2022        3,269,212
   1,525,000   MAIN STREET NATURAL GAS INCORPORATED GA GAS SERIES B (NATURAL GAS REVENUE)      5.00     03/15/2016        1,555,607
                                                                                                                          6,935,726
                                                                                                                     --------------
GUAM: 0.04%
     280,000   GUAM EDUCATION FINANCING FOUNDATION COP GUAM PUBLIC SCHOOL FACILITIES
               PROJECT SERIES B (LEASE REVENUE, ACA INSURED)                                   4.50     10/01/2026          223,574

                 Wells Fargo Advantage Municipal Income Funds 35


Portfolio of Investments--December 31, 2009 (Unaudited)

MUNICIPAL BOND FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
GUAM (continued)
$     60,000   GUAM HOUSING CORPORATION GUARANTEED MORTGAGE-BACKED SECURITIES SERIES A
               (SFMR, FHLMC INSURED)                                                           5.75%    09/01/2031   $       64,336
                                                                                                                     --------------
                                                                                                                            287,910
HAWAII: 0.01%
      40,000   HAWAII STATE HOUSING FINANCE & DEVELOPMENT CORPORATION SERIES A
               (SFMR, FNMA INSURED)                                                            5.75     07/01/2030           40,534
                                                                                                                     --------------
IDAHO: 1.70%
   6,300,000   BOISE-KUNA IRRIGATION DISTRICT (ELECTRIC, POWER & LIGHT REVENUE)                7.38     06/01/2040        7,104,132
   1,750,000   IDAHO HOUSING & FINANCE ASSOCIATION IDAHO ARTS CHARTER SCHOOL INCORPORATED
               SERIES A (OTHER REVENUE)                                                        6.50     12/01/2038        1,502,463
     500,000   IDAHO HOUSING & FINANCE ASSOCIATION LIBERTY CHARTER SCHOOL SERIES A
               (OTHER REVENUE)                                                                 6.00     06/01/2038          467,750
   2,500,000   IDAHO HOUSING & FINANCE ASSOCIATION NORTH STAR CHARTER SCHOOL
               PROJECT SERIES A (OTHER REVENUE)                                                9.50     07/01/2039        2,795,725
   1,500,000   IDAHO HOUSING & FINANCE ASSOCIATION SERIES A (OTHER REVENUE)                    6.13     07/01/2038        1,362,795
      70,000   IDAHO HOUSING & FINANCE ASSOCIATION SERIES C2 (SFMR)                            6.35     07/01/2015           70,095
     290,000   IDAHO HOUSING & FINANCE ASSOCIATION SERIES E CL I (SFMR)                        3.60     07/01/2033          283,707
     100,000   IDAHO HOUSING & FINANCE ASSOCIATION SERIES H2 (SFMR, FHA INSURED)               6.15     01/01/2028          100,535
                                                                                                                         13,687,202
                                                                                                                     --------------
ILLINOIS: 5.98%
   2,740,000   AURORA IL SERIES B (TAX/ALLOCATION REVENUE)                                     5.85     12/30/2013        2,740,959
   4,000,000   CHICAGO IL BOARD OF EDUCATION LEASE CERTIFICATES SERIES A
               (LEASE REVENUE, NATL-RE INSURED)                                                6.00     01/01/2020        4,583,400
   2,415,000   CHICAGO IL SERIES D (PROPERTY TAX REVENUE, NATL-RE INSURED)                     5.50     01/01/2035        2,443,594
     246,000   DUPAGE COUNTY IL SPECIAL SERVICE AREA # 31MONARCH LANDING PROJECT
               (SPECIAL TAX REVENUE)                                                           5.40     03/01/2016          231,575
   2,750,000   EUREKA IL EUREKA COLLEGE PROJECT 1998 B+/-ss                                    7.00     01/01/2019        2,762,155
     146,156   ILLINOIS DEVELOPMENT FINANCE AUTHORITY BALANCE COMMUNITY REHABILITATION
               SERIES A (HCFR)                                                                 7.88     07/01/2020          105,231
     410,000   ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY REHABILITATION SERIES A
               (HCFR, GO OF PARTICIPANTS)                                                      5.35     07/01/2027          359,591
   1,620,000   ILLINOIS FINANCE AUTHORITY REVENUE IL MEDICAL DISTRICT COMMISSION PROJECT A
               (HCFR, CIFG INSURED)                                                            4.13     09/01/2018        1,593,837
   2,000,000   ILLINOIS HOUSING DEVELOPMENT AUTHORITY MULTI HOUSING SERIES A-1
               (MFHR, GNMA INSURED)                                                            5.75     12/20/2032        2,048,320
  10,000,000   KANE COUNTY IL COMMUNITY USD # 304 GENEVA SERIES A
               (PROPERTY TAX REVENUE, AGM INSURED)                                             9.00     01/01/2023       14,770,900
   1,745,000   LAKE COUNTY IL COMMUNITY CONSOLIDATED SCHOOL DISTRICT # 24 MILLBURN
               CAPITAL APPRECIATION BONDS (PROPERTY TAX REVENUE, NATL-RE INSURED)##            3.60     12/01/2015        1,397,064
   3,080,000   LAKE COUNTY IL COMMUNITY HIGH SCHOOL DISTRICT # 117 ANTIOCH CAPITAL
               APPRECIATION SERIES B (PROPERTY TAX REVENUE, NATL-RE INSURED)##                 4.31     12/01/2016        2,276,274
     715,000   LAKE COUNTY IL SCHOOL DISTRICT # 38 BIG HALLOW CAPITAL APPRECIATION
               (PROPERTY TAX REVENUE, AMBAC)##                                                 4.03     02/01/2016          557,907
     765,000   ROCKFORD IL FAUST LANDMARK APARTMENTS PROJECT SERIES A HUD
               (MFHR, NATL-RE/FHA INSURED HUD SECTION 8)                                       6.75     01/01/2018          772,359
   1,025,000   SOUTHWESTERN IL DEVELOPMENT AUTHORITY LOCAL GOVERNMENT PROGRAM
               COLLINSVILLE LIMITED (SALES TAX REVENUE)                                        5.00     03/01/2025          836,021
   1,500,000   SOUTHWESTERN IL DEVELOPMENT FINANCE AUTHORITY LOCAL GOVERNMENT
               PROGRAM COLLINSVILLE LIMITED (SALES TAX REVENUE)                                5.35     03/01/2031        1,133,265
     605,000   TAZEWELL COUNTY IL SCHOOL DISTRICT # 51 (PROPERTY TAX REVENUE,
               NATL-RE FGIC INSURED)                                                           9.00     12/01/2023          884,437
   8,980,000   WILL COUNTY IL COMMUNITY USD # 201 U CRETE-MONEE (PROPERTY
               TAX REVENUE, NATL-RE FGIC INSURED)##                                            5.29     11/01/2019        5,251,953

                 36 Wells Fargo Advantage Municipal Income Funds


                         Portfolio of Investments--December 31, 2009 (Unaudited)

MUNICIPAL BOND FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
ILLINOIS (continued)
$  3,680,000   WILL COUNTY IL COMMUNITY USD # 201 U CRETE-MONEE CAP APPRECIATION
               (PROPERTY TAX REVENUE, NATL-RE FGIC INSURED)##                                  4.53%    11/01/2016   $    2,664,614
   1,880,000   WILL COUNTY IL COMMUNITY USD # 201 U CRETE-MONEE CAPITAL APPRECIATION
               (PROPERTY TAX REVENUE, NATL-RE INSURED)##                                       6.15     11/01/2024          765,498
                                                                                                                         48,178,954
                                                                                                                     --------------
INDIANA: 0.60%
   3,600,000   INDIANA BOND BANK SPECIAL PROGRAM BMA INDEX SERIES B2 (UTILITIES
               REVENUE)+/-ss                                                                   0.90     10/15/2022        2,942,100
     290,000   INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENT SERIES B (OTHER REVENUE)               6.00     01/10/2020          334,631
   2,000,000   VALPARAISO IN ECONOMIC DEVELOPMENT VALPARAISO FAMILY YMCA (OTHER REVENUE)       6.00     12/01/2036        1,544,260
                                                                                                                          4,820,991
                                                                                                                     --------------
IOWA: 0.94%
     360,000   CORALVILLE IA COP SERIES D (LEASE REVENUE)                                      5.25     06/01/2016          384,602
     125,000   IOWA FINANCE AUTHORITY CHILD SERVICES (HCFR)                                    5.00     06/01/2010          125,159
   1,620,000   XENIA RURAL WATER DISTRICT IA WATER (WATER REVENUE, CIFG INSURED)               5.00     12/01/2017        1,470,425
     500,000   XENIA RURAL WATER DISTRICT IA WATER (WATER REVENUE, CIFG INSURED)               4.25     12/01/2019          398,830
   1,400,000   XENIA RURAL WATER DISTRICT IA WATER (WATER REVENUE, CIFG INSURED)               4.50     12/01/2031          921,886
   6,420,000   XENIA RURAL WATER DISTRICT IA WATER (WATER REVENUE, CIFG INSURED)               5.00     12/01/2041        4,267,502
                                                                                                                          7,568,404
                                                                                                                     --------------
KANSAS: 1.05%
     220,000   KANSAS DEVELOPMENT FINANCE AUTHORITY HEALTH FACILITIES HARTFORD
               SERIES B 1 (HCFR,ACA INSURED)                                                   6.13     04/01/2012          224,211
   1,165,000   OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT
               (TAX INCREMENTAL/ALLOCATION REVENUE)                                            5.50     09/01/2026          831,169
     340,000   SEDGWICK & SHAWNEE COUNTIES KS MORTGAGE-BACKED SECURITIES
               SERIES A2 (SFMR, GNMA INSURED)+/-ss                                             6.70     06/01/2029          346,555
     515,000   SEDGWICK & SHAWNEE COUNTIES KS MORTGAGE-BACKED SECURITIES
               SERIES A5 (SFMR, GNMA/FNMA INSURED)                                             5.70     12/01/2036          533,308
   3,320,000   WYANDOTTE COUNTY KANSAS CITY UNITED GOVERNMENT TRANSPORTATION
               DEVELOPMENT DISTRICT LEGENDS VILLAGE WEST PROJECT (OTHER REVENUE)               4.88     10/01/2028        2,429,808
   4,050,000   WYANDOTTE COUNTY KS CITY UNIFIED GOVERNMENT REFERENDUM SALES TAX
               SECOND LIEN AREA B (SALES TAX REVENUE)                                          5.00     12/01/2020        4,082,846
                                                                                                                          8,447,897
                                                                                                                     --------------
KENTUCKY: 1.78%
   7,910,000   KENTUCKY ASSET LIABILITY COMMISSION GENERAL FUND REVENUE PROJECT SERIES A
               (OTHER REVENUE, NATL-RE FGIC INSURED)+/-ss                                      0.72     11/01/2027        6,660,220
  10,000,000   KENTUCKY ASSET LIABILITY COMMISSION GENERAL FUND REVENUE PROJECT
               SERIES B (OTHER REVENUE, NATL-RE FGIC INSURED)+/-ss                             0.74     11/01/2025        7,672,500
                                                                                                                         14,332,720
                                                                                                                     --------------
LOUISIANA: 2.97%
   2,900,000   LOUISIANA PFA BLACK & GOLD FACILITIES PROJECT SERIES A (COLLEGE &
               UNIVERSITY REVENUE, CIFG INSURED)                                               5.00     07/01/2032        2,597,095
     700,000   LOUISIANA PFA BLACK & GOLD FACILITIES PROJECT SERIES A (HEFAR, CIFG INSURED)    5.00     07/01/2030          586,859
     255,000   LOUISIANA PFA BLACK & GOLD FACILITIES PROJECT SERIES A (HOUSING REVENUE,
               CIFG INSURED)                                                                   4.50     07/01/2038          181,575
   2,025,000   LOUISIANA STATE CITIZENS PROPERTY INSURANCE CORPORATION SERIES B
               (OTHER REVENUE, AMBAC INSURED)                                                  5.00     06/01/2019        2,037,049
     925,000   LOUISIANA STATE CITIZENS PROPERTY INSURANCE CORPORATION SERIES B
               (OTHER REVENUE, AMBAC INSURED)                                                  5.00     06/01/2020          923,104
   2,500,000   LOUISIANA STATE TOBACCO SETTLEMENT FINANCING CORPORATION SERIES 2001B
               (TOBACCO SETTLEMENT FUNDED)                                                     5.50     05/15/2030        2,493,150

                 Wells Fargo Advantage Municipal Income Funds 37


Portfolio of Investments--December 31, 2009 (Unaudited)

MUNICIPAL BOND FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
LOUISIANA: (continued)
$  1,700,000   NEW ORLEANS LA (PROPERTY TAX REVENUE, FGIC INSURED)                             5.50%    12/01/2021   $    1,773,015
     400,000   NEW ORLEANS LA (SEWER REVENUE, FGIC INSURED)                                    5.38     06/01/2014          402,364
   5,950,000   NEW ORLEANS LA AVIATION BOARD GULF OPPORTUNITY ZONE CONSOLIDATED
               RENTAL CAR SERIES A (AIRPORT REVENUE)                                           6.50     01/01/2040        5,974,098
   1,250,000   NEW ORLEANS LA AVIATION BOARD SERIES A 1 (AIRPORT REVENUE, ASSURED
               GUARANTY)                                                                       6.00     01/01/2023        1,412,188
     770,000   NEW ORLEANS LA SEWER SERVICE (SEWER REVENUE, ASSURED GUARANTY)                  5.75     06/01/2018          803,387
     320,000   NEW ORLEANS LA SEWER SERVICE (SEWER REVENUE, ASSURED GUARANTY)                  6.00     06/01/2019          340,349
   1,000,000   NEW ORLEANS LA SEWER SERVICE (SEWER REVENUE, ASSURED GUARANTY)                  6.00     06/01/2024        1,055,110
     725,000   ORLEANS PARISH LA PARISHWIDE SCHOOL DISTRICT SERIES A (PROPERTY
               TAX REVENUE, NATL-RE INSURED)                                                   5.13     09/01/2014          725,500
   2,500,000   RAPIDES FINANCE AUTHORITY REVENUE LA CLECO POWER LLC PROJECT
               (OTHER REVENUE)+/-ss                                                            5.25     11/01/2037        2,600,775
                                                                                                                         23,905,618
                                                                                                                     --------------
MAINE: 1.04%
   8,000,000   MAINE EDUCATIONAL AUTHORITY STUDENT LOAN REVENUE SERIES A 3
               (COLLEGE & UNIVERSITY REVENUE, ASSURED GUARANTEED)                              5.88     12/01/2039        8,391,600
                                                                                                                     --------------
MASSACHUSETTS: 2.18%
   1,200,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY REVENUE SABIS INTERNATIONAL
               CHARTER SERIES A (OTHER REVENUE)                                                8.00     04/15/2031        1,325,016
   3,950,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY REVENUE SABIS INTERNATIONAL
               CHARTER SERIES A (OTHER REVENUE)                                                8.00     04/15/2039        4,333,664
   1,825,000   MASSACHUSETTS MUNICIPAL WHOLESALE ELECTRIC COMPANY NUCLEAR MIX # 4
               SERIES 1 (ELECTRIC REVENUE, NATL-RE INSURED)+/-ss(a)(m)(n)                      0.24     07/01/2017        1,640,219
   4,950,000   MASSACHUSETTS STATE HEFA SUFFOLK UNIVERSITY SERIES A (LEASE REVENUE,
               AMBAC INSURED)                                                                  6.00     07/01/2024        5,194,728
     800,000   MASSACHUSETTS STATE PORT AUTHORITY DELTA AIRLINES INCORPORATED PROJECT
               SERIES A (LEASE REVENUE, AMBAC INSURED)                                         5.50     01/01/2013          743,568
   1,200,000   MASSACHUSETTS STATE SERIES C (OTHER REVENUE, AGM INSURED)+/-ss(o)(o)            1.31     11/01/2020        1,039,836
   3,870,000   MASSACHUSETTS STATE WATER POLLUTION ABATEMENT (WATER REVENUE)+/-ss              2.81     08/01/2022        3,299,059
                                                                                                                         17,576,090
                                                                                                                     --------------
MICHIGAN: 4.86%
   1,400,000   CESAR CHAVEZ ACADEMY MI INCORPORATED COP (LEASE REVENUE)                        8.00     02/01/2033        1,404,466
   1,955,000   DETROIT MI (PROPERTY TAX REVENUE, NATL-RE INSURED)                              4.00     04/01/2011        1,920,592
   5,855,000   DETROIT MI CAPITAL IMPROVEMENT LIMITED TAX SERIES A-1 (PROPERTY TAX
               REVENUE)                                                                        5.00     04/01/2015        5,393,099
   3,190,000   DETROIT MI CONVENTION FACILITY COBO HALL (TAX REVENUE, NATL-RE INSURED)         5.00     09/30/2013        3,354,349
   1,355,000   DETROIT MI SEWAGE DISPOSAL REVENUE REFUNDING SENIOR LIEN SERIES C
               (SEWER REVENUE, NATL-RE FGIC INSURED)                                           5.25     07/01/2016        1,428,116
     150,000   MICHIGAN MUNICIPAL BOND AUTHORITY REVENUE LOCAL GOVERNMENT LOAN PROGRAM
               SERIES A (OTHER REVENUE, AMBAC INSURED)                                         4.80     11/01/2015          157,500
     340,000   MICHIGAN MUNICIPAL BOND AUTHORITY REVENUE LOCAL GOVERNMENT LOAN PROGRAM
               SERIES A (OTHER REVENUE, AMBAC INSURED)                                         5.00     05/01/2017          326,913
     290,000   MICHIGAN MUNICIPAL BOND AUTHORITY REVENUE LOCAL GOVERNMENT LOAN PROGRAM
               SERIES B-GROUP A (OTHER REVENUE, AMBAC INSURED)                                 5.00     12/01/2015          293,915
   2,770,000   MICHIGAN MUNICIPAL BOND AUTHORITY REVENUE LOCAL GOVERNMENT LOAN PROGRAM
               SERIES B-GROUP A (OTHER REVENUE, AMBAC INSURED)                                 4.25     12/01/2016        2,649,837
   2,000,000   MICHIGAN MUNICIPAL BOND AUTHORITY REVENUE LOCAL GOVERNMENT LOAN PROGRAM
               SERIES B-GROUP A (OTHER REVENUE, AMBAC INSURED)                                 5.00     12/01/2017        1,916,860
   1,185,000   MICHIGAN MUNICIPAL BOND AUTHORITY REVENUE LOCAL GOVERNMENT LOAN PROGRAM
               SERIES B-GROUP A (OTHER REVENUE, AMBAC INSURED)                                 5.25     12/01/2023        1,134,294
   1,000,000   MICHIGAN MUNICIPAL BOND AUTHORITY REVENUE LOCAL GOVERNMENT LOAN PROGRAM
               SERIES C (OTHER REVENUE, AMBAC INSURED)                                         3.63     05/01/2016          929,800
      75,000   MICHIGAN MUNICIPAL BOND AUTHORITY REVENUE LOCAL GOVERNMENT LOAN PROGRAM
               SERIES G (OTHER REVENUE, AMBAC INSURED)##                                       7.27     05/01/2019           44,954

                 38 Wells Fargo Advantage Municipal Income Funds


                         Portfolio of Investments--December 31, 2009 (Unaudited)

MUNICIPAL BOND FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
MICHIGAN (continued)
$     50,000   MICHIGAN MUNICIPAL BOND AUTHORITY REVENUE LOCAL GOVERNMENT LOAN
               PROGRAM SERIES G (OTHER REVENUE, AMBAC INSURED)##                               7.27%    05/01/2020   $       27,982
   7,000,000   MICHIGAN MUNICIPAL BOND AUTHORITY STUDENT AID NOTES SERIES D
               (OTHER REVENUE)                                                                 9.50     08/20/2010        6,990,200
   2,445,000   MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY LIMITED OBLIGATION
               BRADFORD (EDUCATIONAL FACILITIES REVENUE)++                                     6.50     09/01/2037        2,148,397
   1,257,500   MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY LIMITED OBLIGATION
               CRESCENT (PRIVATE SCHOOL REVENUE)                                               7.00     10/01/2036        1,079,124
   1,120,000   MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY LIMITED OBLIGATION
               NATAKI TALIBAH (PRIVATE SCHOOL REVENUE)                                         6.25     10/01/2023          941,696
   1,250,000   MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY REVENUE LIMITED
               OBLIGATION BRADFORD ACADEMY PROJECT (OTHER REVENUE)                             8.75     09/01/2039        1,349,763
   2,500,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY (HCFR)+/-ss                           6.00     12/01/2034        2,893,250
     500,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY TRINITY HEALTH SERIES A (HCFR)        5.00     12/01/2014          545,145
     825,000   MICHIGAN STATE STRATEGIC FUND LIMITED ADJUSTED REFUNDING DOW
               CHEMICAL PROJECT SERIES J A 2 (IDR)+/-ss                                        5.50     12/01/2028          840,989
      40,000   MICHIGAN STATE STRATEGIC FUND SERIES A (HOUSING REVENUE, GUARANTEE
               AGREEMENT)                                                                      5.25     10/15/2021           43,533
   1,460,000   STAR INTERNATIONAL ACADEMY MI COP FULL TERM (LEASE REVENUE)                     6.13     03/01/2037        1,325,125
                                                                                                                         39,139,899
                                                                                                                     --------------
MINNESOTA: 0.68%
     500,000   AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT
               SERIES A (HOUSING REVENUE)                                                      7.25     01/01/2032          500,155
     750,000   BAYTOWN TOWNSHIP MN ST. CROIX PREPARATORY ACADEMY
               SERIES A (LEASE REVENUE)                                                        7.00     08/01/2038          692,040
     750,000   BECKER MN PCR NORTHERN STATES POWER SERIES A (IDR)+/-ss                         8.50     03/01/2019          846,413
   1,100,000   BECKER MN PCR NORTHERN STATES POWER SERIES A (IDR)+/-ss                         8.50     09/01/2019        1,239,590
     900,000   FALCON HEIGHT MN KALEIDOSCOPE CHARTER SCHOOL SERIES A (LEASE REVENUE)           6.00     11/01/2037          692,145
   1,500,000   WOODBURY MN MATH SCIENCE ACADEMY PROJECT SERIES A (OTHER REVENUE)               7.50     12/01/2031        1,510,845
                                                                                                                          5,481,188
                                                                                                                     --------------
MISSISSIPPI: 0.05%
     500,000   GULFPORT-BILOXI REGIONAL AIRPORT AUTHORITY MS PASSENGER FACILITIES SERIES A
               (AIRPORT REVENUE, ACA INSURED)                                                  5.00     10/01/2022          387,775
                                                                                                                     --------------
MISSOURI: 2.81%
   1,000,000   CHESTERFIELD VALLEY TRANSPORTATION DEVELOPMENT DISTRICT MO
               (SALES TAX REVENUE, CIFG INSURED)                                               4.00     04/15/2026        1,007,430
     535,000   DESLOGE MO US HIGHWAY 67 STATE STREET REDEVELOPMENT PROJECT
               (TAX INCREMENTAL REVENUE)                                                       5.20     04/15/2020          466,857
     550,000   FENTON MO GRAVOIS BLUFFS REDEVELOPMENT PROJECT (TAX/ALLOCATION REVENUE)         4.50     04/01/2021          532,169
   4,300,000   INDEPENDENCE MO THIRTY-NINTH STREET TRANSPORTATION DISTRICT IMPROVEMENT
               DEVELOPMENT ROAD IMPROVEMENT PROJECT (TRANSPORTATION REVENUE)                   6.88     09/01/2032        4,075,626
   7,615,000   KANSAS CITY MO SPECIAL OBLIGATION SERIES E (OTHER REVENUE)##                    5.16     02/01/2019        4,743,307
   3,030,000   LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION (TOLL ROAD REVENUE)          5.25     12/01/2014        2,739,847
     460,000   OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                           5.00     09/01/2026          435,077
   1,500,000   SIKESTON MO (ELECTRIC, POWER & LIGHT REVENUE, NATL-RE INSURED)                  6.00     06/01/2016        1,588,395
   2,000,000   ST. LOUIS MO AIRPORT REVENUE ST. LOUIS INTERNATIONAL SERIES A 1 (AIRPORT
               REVENUE)                                                                        6.25     07/01/2029        2,103,800
   2,000,000   ST. LOUIS MO AIRPORT REVENUE ST. LOUIS INTERNATIONAL SERIES A 1 (AIRPORT
               REVENUE)                                                                        6.63     07/01/2034        2,110,260
   2,555,000   ST. LOUIS MO LAMBERT ST. LOUIS INTERNATIONAL SERIES B (AIRPORT REVENUE,
               NATL-RE FGIC INSURED)                                                           6.00     07/01/2013        2,811,548
                                                                                                                         22,614,316
                                                                                                                     --------------
NEVADA: 0.97%
   3,000,000   CLARK COUNTY NV NEVADA POWER COMPANY PCR PROJECT SERIES D
               (IDR, ACA INSURED)                                                              5.30     10/01/2011        2,991,810
     300,000   DIRECTOR STATE NV DEPARTMENT BUSINESS & INDUSTRY SOLID WASTE DISPOSAL
               REPUBLIC
               SERVICES INCORPORATE PROJECT (RESOURCE RECOVERY REVENUE)+/-ss                   5.63     12/01/2026          306,498

                 Wells Fargo Advantage Municipal Income Funds 39


Portfolio of Investments--December 31, 2009 (Unaudited)

MUNICIPAL BOND FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
NEVADA (continued)
$  1,710,000   DIRECTOR STATE NV DEPARTMENT OF BUSINESS & INDUSTRY CAPITAL APPRECIATION
               LAS VEGAS MONORAIL (TRANSPORTATION REVENUE, AMBAC INSURED)##                   15.57%    01/01/2024   $      218,914
   2,500,000   RENO-SPARKS NV INDIAN COLONY GOVERNMENTAL (OTHER REVENUE, US BANK NA LOC)       5.00     06/01/2024        2,454,575
   1,900,000   RENO-SPARKS NV INDIAN COLONY GOVERNMENTAL (OTHER REVENUE, US BANK NA LOC)       5.13     06/01/2027        1,849,346
                                                                                                                          7,821,143
                                                                                                                     --------------
NEW HAMPSHIRE: 0.12%
   2,375,000   MANCHESTER NH HOUSING & REDEVELOPMENT AUTHORITY CAPITAL APPRECIATION
               SERIES B (OTHER REVENUE, ACA INSURED)##                                         8.82     01/01/2021          897,061
     250,000   MANCHESTER NH HOUSING & REDEVELOPMENT AUTHORITY CAPITAL APPRECIATION
               SERIES B (OTHER REVENUE, ACA INSURED)##                                         9.25     01/01/2025           64,398
                                                                                                                            961,459
                                                                                                                     --------------
NEW JERSEY: 1.68%
  10,000,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY SERIES A
               (COLLEGE & UNIVERSITY REVENUE)                                                  5.00     06/01/2027       10,458,100
   2,900,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY SERIES A
               (COLLEGE & UNIVERSITY REVENUE)                                                  5.63     06/01/2030        3,050,249
                                                                                                                         13,508,349
                                                                                                                     --------------
NEW MEXICO: 0.41%
   2,000,000   NEW MEXICO EDUCATIONAL ASSISTANCE AMOUNT EDUCATION LOAN SENIOR SERIES C
               (STUDENT LOAN REVENUE)                                                          4.10     09/01/2015        2,002,120
   1,380,000   OTERO COUNTY NM JAIL PROJECT (OTHER REVENUE)                                    5.50     04/01/2013        1,340,118
                                                                                                                          3,342,238
                                                                                                                     --------------
NEW YORK: 2.47%
   2,555,000   GENESEE COUNTY NY IDA UNITED MEMORIAL MEDICAL CENTER PROJECT (HCFR)             4.75     12/01/2014        2,539,440
      70,000   NASSAU COUNTY NY IDA SPECIAL NEEDS POOLED B 1 (IDR)                             6.88     07/01/2010           72,325
     335,000   NEW YORK CITY NY IDA SPECIAL NEEDS POOLED SERIES A1 (IDR)                       6.88     07/01/2010          336,420
   1,120,000   NEW YORK NY IDA AMERICAN AIRLINES JFK INTERNATIONAL AIRPORT
               (AIRPORT REVENUE)                                                               7.13     08/01/2011        1,111,118
   6,125,000   NEW YORK STATE DORMITORY AUTHORITY NORTH SHORE SERIES B (HCFR)+/-ss             0.92     05/01/2018        5,231,056
   2,600,000   NEW YORK STATE ENERGY R&D AUTHORITY (UTILITIES REVENUE)                         6.95     07/01/2026        2,603,926
   4,300,000   NEW YORK STATE ENERGY R&D AUTHORITY GAS FACILITIES REVENUE BROOKLYN
               UNION GAS COMPANY SERIES B (UTILITIES REVENUE)+/-ss                            12.63     07/01/2026        4,312,986
   2,500,000   NIAGARA COUNTY NY IDA SERIES C (RESOURCE RECOVERY REVENUE)+/-ss                 5.63     11/15/2024        2,480,425
   1,200,000   YONKERS NY IDA SARAH LAWRENCE COLLEGE PROJECT SERIES A
               (COLLEGE & UNIVERSITY REVENUE)                                                  5.75     06/01/2024        1,246,776
                                                                                                                         19,934,472
                                                                                                                     --------------
NORTH CAROLINA: 0.80%
   8,000,000   PERSON COUNTY NC INDUSTRIAL FACILITIES AND PCR CAROLINA POWER & LIGHT
               SERIES A (IDR, AMBAC INSURED)+/-ss(a)(m)(n)                                     0.42     11/01/2018        6,456,000
                                                                                                                     --------------
NORTH DAKOTA: 0.04%
     340,000   THREE AFFILIATED TRIBES OF THE FORT BERTHOLD RESERVATION ND
               (RECREATIONAL FACILITIES REVENUE)                                               6.30     11/15/2010          335,376
                                                                                                                     --------------
OHIO: 1.29%
     250,000   JOHNSTOWN OH MORTGAGE (SEWER REVENUE)                                           6.00     12/01/2017          250,288
   4,400,000   OHIO ENTERPRISE BOND TOLEDO SERIES 2A (ECONOMIC DEVELOPMENT REVENUE)            5.50     12/01/2019        4,301,264
   4,020,000   OHIO MUNICIPAL ELECTRIC GENERATION AGENCY REFUNDING JOINT VENTURE 5
               CERTIFICATES OF BENEFICIAL INTEREST (ELECTRIC, POWER & LIGHT REVENUE, AMBAC
               INSURED)                                                                        5.00     02/15/2018        4,155,595
   1,900,000   RIVERSOUTH OH AUTHORITY LAZARUS BUILDING REDEVELOPMENT SERIES A (LEASE
               REVENUE)                                                                        5.75     12/01/2027        1,707,720
                                                                                                                         10,414,867
                                                                                                                     --------------

                 40 Wells Fargo Advantage Municipal Income Funds


                         Portfolio of Investments--December 31, 2009 (Unaudited)

MUNICIPAL BOND FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
OKLAHOMA: 2.24%
$  2,780,062   COMANCHE COUNTY OK INDEPENDENT SCHOOL DISTRICT # 4 GERONIMO
               (EDUCATIONAL FACILITIES REVENUE)                                                6.25%    08/15/2014   $    2,953,760
   1,110,000   MCALESTER OK PUBLIC WORKS AUTHORITY SERIES A (WATER REVENUE, FSA INSURED)       5.75     02/01/2020        1,117,526
   5,000,000   MCGEE CREEK AUTHORITY OK WATER REVENUE (WATER REVENUE, NATL-RE INSURED)         6.00     01/01/2023        5,385,050
   5,000,000   OKLAHOMA CITY OK INDUSTRIAL & CULTURAL FACILITIES SERIES B (HCFR, NATL-RE
               INSURED)+/-ss(a)(m)(n)                                                          0.72     06/01/2019        4,675,000
   1,200,000   OKLAHOMA DEVELOPMENT FINANCE AUTHORITY PCR PUBLIC SERVICE COMPANY
               OKLAHOMA PROJECT (IDR)                                                          5.25     06/01/2014        1,286,232
   2,500,000   OKMULGEE OK MUNICIPAL AUTHORITY SERIES A (UTILITY/TAX REVENUE)                  5.00     12/01/2024        2,617,075
                                                                                                                         18,034,643
                                                                                                                     --------------
OREGON: 0.57%
   1,370,000   OREGON STATE HEALTH HOUSING ECFA ASPEN FOUNDATION II
               SERIES A (HOUSING REVENUE)(i)                                                   4.04     04/15/2029          735,361
      55,000   OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT SERIES M (SFMR)            6.20     07/01/2028           55,044
     805,000   OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT SERIES N (SFMR)            3.90     07/01/2029          803,390
   3,000,000   WARM SPRINGS RESERVATION OR CONFEDERATED TRIBES PELTON ROUND BUTTE
               TRIBAL SERIES B                                                                 6.38     11/01/2033        2,978,970
                                                                                                                          4,572,765
                                                                                                                     --------------
PENNSYLVANIA: 11.37%
   1,410,000   ALLEGHENY COUNTY PA AIRPORT AUTHORITY PITTSBURG (AIRPORT REVENUE,
               NATL-RE IBC FGIC INSURED)+/-ss                                                  5.00     01/01/2016        1,415,076
   1,100,000   ALLEGHENY COUNTY PA AIRPORT AUTHORITY PITTSBURGH INTERNATIONAL AIRPORT
               (AIRPORT REVENUE, NATL-RE FGIC INSURED)                                         6.00     01/01/2014        1,112,518
   4,585,000   ALLEGHENY COUNTY PA AIRPORT AUTHORITY PITTSBURGH INTERNATIONAL AIRPORT
               (AIRPORT REVENUE, NATL-RE FGIC INSURED)                                         6.13     01/01/2016        4,634,747
   4,770,000   ALLEGHENY COUNTY PA AIRPORT AUTHORITY SERIES A (AIRPORT REVENUE, AGM
               INSURED)                                                                        5.00     01/01/2015        5,104,616
   1,500,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY WEST PENNYSYLVANIA
               SERIES A (HCFR)                                                                 5.00     11/15/2011        1,466,985
   2,200,000   ALLEGHENY COUNTY PA IDA ENVIRONMENTAL (IDR)                                     6.50     05/01/2017        2,247,916
   2,235,000   ALLEGHENY COUNTY PA IDA PROPEL SCHOOLS HOMESTEAD PROJECT SERIES A
               (OTHER REVENUE)                                                                 7.50     12/15/2029        2,191,909
  14,675,000   ALLEGHENY COUNTY PA SERIES C-59B (PROPERTY TAX REVENUE, AGM INSURED)+/-ss       0.74     11/01/2026       12,088,531
     200,000   CAMBRIA COUNTY PA (PROPERTY TAX REVENUE, FGIC INSURED)                          5.50     08/15/2016          200,126
   2,000,000   CHESTER COUNTY PA IDA AVON GROVE CHARTER SCHOOL PROJECT SERIES A
               (OTHER REVENUE)                                                                 6.38     12/15/2037        1,680,500
   1,520,000   CHESTER COUNTY PA IDA RENAISSANCE ACADEMY PROJECT SERIES A
               (PRIVATE SCHOOLS REVENUE)                                                       5.63     10/01/2015        1,437,358
   1,610,000   DELAWARE COUNTY PA IDA RESOURCE RECOVERY FACILITY SERIES A
               (RESOURCE RECOVERY REVENUE)                                                     6.10     07/01/2013        1,610,370
  12,500,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY LOCAL GOVERNMENT
               (OTHER REVENUE)                                                                 5.75     07/01/2032       14,235,250
   1,400,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY LOCAL GOVERNMENT SERIES A
               (OTHER REVENUE, AMBAC INSURED)                                                  5.50     08/01/2028        1,484,014
   2,070,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY LOCAL GOVERNMENT SERIES C
               (OTHER REVENUE, AMBAC INSURED)                                                  7.75     07/01/2027        2,784,523
   5,100,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES C
               (OTHER REVENUE)+/-ss                                                            0.82     06/01/2027        3,694,950
   3,615,000   HARRISBURG PA AUTHORITY RESOURCES GUARANTEED SUBORDINATED SERIES D-2
               (HCFR, NATL-RE INSURED)+/-ss                                                    5.00     12/01/2033        3,733,608
     885,000   LUZERNE COUNTY PA SERIES C (PROPERTY TAX REVENUE, FSA INSURED)                  7.00     11/01/2018        1,033,556
     135,000   LUZERNE COUNTY PA SERIES E (PROPERTY TAX REVENUE, FSA INSURED)                  8.00     11/01/2027          160,537
   1,500,000   MONTGOMERY COUNTY PA IDA ACTS RETIREMENT LIFE COMMUNITY SERIES A 1 (HCFR)       5.00     11/15/2013        1,573,275
   1,570,000   MONTGOMERY COUNTY PA IDA ACTS RETIREMENT LIFE COMMUNITY SERIES A 1 (HCFR)       5.00     11/15/2014        1,635,139
   1,120,000   MONTGOMERY COUNTY PA IDA ACTS RETIREMENT LIFE COMMUNITY SERIES A 1 (HCFR)       5.25     11/15/2015        1,163,456

                 Wells Fargo Advantage Municipal Income Funds 41


Portfolio of Investments--December 31, 2009 (Unaudited)

MUNICIPAL BOND FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
PENNSYLVANIA (continued)
$  5,750,000   PENNSYLVANIA EDFA COLVER PROJECT SERIES F (RESOURCE RECOVERY REVENUE,
               AMBAC INSURED)                                                                  5.00%    12/01/2015   $    5,535,985
   1,625,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT CULTURAL & COMMERCIAL
               CORRIDORS SERIES PG A (OTHER REVENUE, NATL-RE FGIC INSURED)                     5.00     12/01/2015        1,709,468
     680,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT CULTURAL & COMMERCIAL
               CORRIDORS SERIES PG A (OTHER REVENUE, NATL-RE FGIC INSURED)                     5.00     12/01/2016          704,120
   1,250,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT FIRST PHILADELPHIA
               CHARTER SERIES A (OTHER REVENUE)                                                5.85     08/15/2037        1,095,800
   6,140,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL PHILADELPHIA AIRPORT SYSTEM PJ
               SERIES A
               (AIRPORT REVENUE, NATL-RE FGIC INSURED)                                         5.30     07/01/2018        6,157,560
   2,350,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL PHILADELPHIA AIRPORT SYSTEM PJ
               SERIES A (AIRPORT REVENUE, NATL-RE FGIC INSURED)                                5.50     07/01/2018        2,393,076
   3,340,000   PHILADELPHIA PA GAS WORKS REVENUE REFUNDING 8TH-1998 GENERAL ORDINANCE
               SERIES A (UTILITIES REVENUE)                                                    5.25     08/01/2017        3,472,965
   1,630,000   PHILADELPHIA PA MUNICIPAL AUTHORITY (LEASE REVENUE)                             4.70     04/01/2015        1,688,762
   2,155,000   SCRANTON PA SCHOOL DISTRICT PREREFUNDED (PROPERTY TAX, AMBAC INSURED)           5.00     04/01/2017        2,162,607
                                                                                                                         91,609,303
                                                                                                                     --------------
PUERTO RICO: 1.13%
   1,000,000   PUERTO RICO HFA FEDERAL MODERNIZATION (HOUSING REVENUE)                         5.13     12/01/2027        1,002,440
     330,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL CONTROL
               FACILITIES ANA G. MENDEZ UNIVERSITY (COLLEGE & UNIVERSITY REVENUE)              5.00     02/01/2010          330,224
   5,900,000   PUERTO RICO SALES TAX FINANCING CORPORATION FIRST SUB-SERIES A
               (SALES TAX REVENUE)                                                             6.38     08/01/2039        6,366,867
   1,425,000   UNIVERSITY OF PUERTO RICO SERIES Q (COLLEGE & UNIVERSITY REVENUE)               5.00     06/01/2016        1,436,614
                                                                                                                          9,136,145
                                                                                                                     --------------
SOUTH CAROLINA: 4.12%
   1,050,000   ALLENDALE COUNTY SC SCHOOL DISTRICT ENERGY SAVINGS SPECIAL OBLIGATION
               (LEASE REVENUE, STATE AID WITHHOLDING)                                          7.00     12/01/2013        1,081,311
   1,780,000   ALLENDALE COUNTY SC SCHOOL DISTRICT ENERGY SAVINGS SPECIAL OBLIGATION
               (LEASE REVENUE, STATE AID WITHHOLDING)                                          8.50     12/01/2018        1,839,381
   5,000,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B
               (TOLL ROAD REVENUE)##(i)                                                       15.55     01/01/2027          450,000
     400,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B
               (TOLL ROAD REVENUE)##(i)                                                       15.03     01/01/2028           33,000
  10,350,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B
               (TOLL ROAD REVENUE)##(i)                                                       13.34     01/01/2032          714,150
   7,800,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B
               (TOLL ROAD REVENUE)##(i)                                                       12.82     01/01/2034          468,000
   4,350,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B
               (TOLL ROAD REVENUE)##(i)                                                       11.88     01/01/2038          187,920
   2,075,000   FORT MILL SC FORT MILL SCHOOL FACILITIES CORPORATION (LEASE REVENUE)            5.25     12/01/2019        2,181,261
     250,000   KERSHAW COUNTY SC PUBLIC SCHOOLS FOUNDATION INSTALLMENT POWER REVENUE
               (LEASE REVENUE, CIFG INSURED)                                                   5.00     12/01/2018          265,993
   1,420,000   KERSHAW COUNTY SC PUBLIC SCHOOLS FOUNDATION INSTALLMENT POWER REVENUE
               (LEASE REVENUE, CIFG INSURED)                                                   5.00     12/01/2020        1,488,827
   2,870,000   KERSHAW COUNTY SC PUBLIC SCHOOLS KERSHAW COUNTY SCHOOL DISTRICT PROJECT
               (LEASE REVENUE, CIFG INSURED)                                                   5.00     12/01/2021        2,996,337
   1,405,000   KERSHAW COUNTY SC PUBLIC SCHOOLS KERSHAW COUNTY SCHOOL DISTRICT PROJECT
               (LEASE REVENUE, CIFG INSURED)                                                   5.00     12/01/2022        1,460,020
   6,950,000   KERSHAW COUNTY SC PUBLIC SCHOOLS KERSHAW COUNTY SCHOOL DISTRICT PROJECT
               (LEASE REVENUE, CIFG INSURED)                                                   5.00     12/01/2023        7,196,100
     550,000   LAURENS COUNTY SC SCHOOL DISTRICT # 055 (LEASE REVENUE)                         5.25     12/01/2030          509,823
   1,000,000   LEXINGTON COUNTY SC HEALTH SERVICES DISTRICT INCORPORATED (LEASE REVENUE)       5.00     11/01/2016        1,071,320

                 42 Wells Fargo Advantage Municipal Income Funds


                         Portfolio of Investments--December 31, 2009 (Unaudited)

MUNICIPAL BOND FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
SOUTH CAROLINA (continued)
$    760,000   NEWBERRY SC NEWBERRY COUNTY SCHOOL DISTRICT PROJECT (LEASE REVENUE)             5.25%    12/01/2017   $      785,308
   1,090,000   RICHLAND-LEXINGTON SC AIRPORT REFUNDING COLUMBIA METROPOLITAN
               AIRPORT (AIRPORT REVENUE, AGM)                                                  5.00     01/01/2017        1,138,952
     150,000   SCAGO EDUCATIONAL FACILITIES CORPORATION FOR SCHOOL PROJECT
               (ASSURED GUARANTEE, GUARANTEE AGREEMENT)                                        5.00     12/01/2015          168,284
     640,000   SCAGO EDUCATIONAL FACILITIES CORPORATION FOR SCHOOL PROJECT
               (LEASE REVENUE, RADIAN INSURED)                                                 5.00     12/01/2012          675,110
   7,500,000   SOUTH CAROLINA STATE EDUCATION ASSISTANCE AUTHORITY STUDENT LOAN SERIES I
               (STUDENT LOAN REVENUE)                                                          5.00     10/01/2024        7,539,675
   1,610,000   THREE RIVERS SC SOLID WASTE AUTHORITY CAPITAL APPRECIATION LANDFILL GAS
               PROJECT
               (RESOURCE RECOVERY REVENUE)##                                                   6.39     10/01/2030          446,276
   1,835,000   THREE RIVERS SC SOLID WASTE AUTHORITY CAPITAL APPRECIATION LANDFILL GAS
               PROJECT
               (RESOURCE RECOVERY REVENUE)##                                                   6.34     10/01/2031          484,238
                                                                                                                         33,181,286
                                                                                                                     --------------
SOUTH DAKOTA: 1.24%
$  2,000,000   LOWER BRULE SIOUX TRIBE SD SERIES B (PROPERTY TAX REVENUE)                      5.50     05/01/2019        1,636,600
   1,440,000   LOWER BRULE SIOUX TRIBE SD SERIES B (PROPERTY TAX REVENUE)                      5.60     05/01/2020        1,159,272
     315,000   SISSETON-WAHPETON SD SIOUX TRIBE LAKE TRAVERSE RESERVATION(i)                   7.00     11/01/2013          286,568
   1,290,000   SISSETON-WAHPETON SD SIOUX TRIBE LAKE TRAVERSE RESERVATION(i)                   7.00     11/01/2023          972,699
     275,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED PROJECT
               SERIES A (ELECTRIC REVENUE, LASALLE BANK NA LOC)                                4.75     04/01/2010          277,261
     285,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED PROJECT
               SERIES A (ELECTRIC REVENUE, LASALLE BANK NA LOC)                                5.00     04/01/2011          296,172
     300,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED PROJECT
               SERIES A (ELECTRIC REVENUE, LASALLE BANK NA LOC)                                5.25     04/01/2012          317,847
     320,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED PROJECT SERIES A
               (ELECTRIC REVENUE, LASALLE BANK NA LOC)                                         5.25     04/01/2013          343,261
     370,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM MCELEEG PROJECT SERIES B (IDR)            5.00     04/01/2014          395,993
     650,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM MIDSTATES PRINT SERIES A (IDR)            5.50     04/01/2018          663,345
   3,560,000   SOUTH DAKOTA EDFA SPEARFISH FOREST SERIES A (OTHER REVENUE)                     5.88     04/01/2028        3,652,133
                                                                                                                         10,001,151
                                                                                                                     --------------
TENNESSEE: 2.24%
   2,000,000   CLARKSVILLE TN NATURAL GAS ACQUISITION CORPORATION (NATURAL GAS REVENUE)        5.00     12/15/2015        2,056,948
     500,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (UTILITIES REVENUE)           5.00     09/01/2015          523,035
   2,990,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (UTILITIES REVENUE)           5.00     09/01/2016        3,071,627
   1,910,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (UTILITIES REVENUE)           5.25     09/01/2017        1,955,114
   2,900,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (UTILITIES REVENUE)           5.25     09/01/2019        2,928,246
   2,000,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (UTILITIES REVENUE)           5.00     02/01/2021        1,968,020
   2,000,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (UTILITIES REVENUE)           5.00     02/01/2022        1,964,000
   3,500,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES C (UTILITIES REVENUE)           5.00     02/01/2018        3,563,210
                                                                                                                         18,030,200
                                                                                                                     --------------
TEXAS: 10.48%
  11,500,000   ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A (SALES TAX REVENUE,
               NATL-RE INSURED)                                                                5.00     08/15/2034       11,525,990
     475,000   AUSTIN TX CONVENTION ENTERPRISES INCORPORATED CONVENTION CENTER FIRST TIER
               SERIES B (OTHER REVENUE)++                                                      6.00     01/01/2010          475,000
   1,005,000   AUSTIN TX CONVENTION ENTERPRISES INCORPORATED CONVENTION CENTER
               SECOND TIER SERIES B (IDR)++                                                    6.00     01/01/2011        1,005,965
   3,000,000   BRAZOS RIVER TX HARBOR NAVIGATION DISTRICT AMOUNT THE DOW CHEMICAL
               COMPANY SERIES A-1+/-ss                                                         6.25     05/15/2033        3,113,610
     150,000   CLIFTON HIGHER EDUCATION FINANCE INCORPORATED REVENUE TEJANO CENTER
               COMMUNITY SERIES A (COLLEGE & UNIVERSITY REVENUE)                               7.75     02/15/2018          168,822

                 Wells Fargo Advantage Municipal Income Funds 43


Portfolio of Investments--December 31, 2009 (Unaudited)

MUNICIPAL BOND FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
TEXAS (continued)
$  3,045,000   DECATUR TX HOSPITAL AUTHORITY SERIES A (HCFR)                                   5.75%    09/01/2029   $    3,584,361
   1,200,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE REVENUE)                   5.25     10/01/2016        1,197,876
     825,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE REVENUE)                   5.50     10/01/2016          878,435
     755,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE REVENUE)                   5.25     10/01/2017          740,361
   1,400,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE REVENUE)                   5.50     10/01/2019        1,361,822
   1,750,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE REVENUE)                   5.75     10/01/2025        1,785,088
     500,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION MEMORIAL
               HOSPITAL SYSTEMS PROJECT SERIES A (HCFR, NATL-RE INSURED)                       6.00     06/01/2013          543,690
   1,400,000   HOUSTON TX WATER CONVEYANCE COP SERIES H (LEASE REVENUE, AMBAC INSURED)         7.50     12/15/2015        1,672,664
   7,850,000   HOUSTON TX AIRPORT SYSTEM SERIES C (AIRPORT REVENUE, XLCA
               INSURED)+/-ss(a)(m)(n)                                                          0.46     07/01/2032        6,986,500
     750,000   LA VERNIA TX HIGHER EDUCATION FINANCE CORPORATION SERIES A (OTHER REVENUE)      6.25     02/15/2017          745,268
   2,490,000   LEWISVILLE TX COMBINATION CONTRACT (SPECIAL ASSESSMENT REVENUE)                 6.75     10/01/2032        2,532,380
   5,100,000   NORTH TEXAS TOLLWAY AUTHORITY FIRST TIER SERIES E 3 (OTHER REVENUE)+/-ss        5.75     01/01/2038        5,701,545
   4,045,000   SABINE RIVER TX AUTHORITY PCR SOUTHWESTERN ELECTRIC COMPANY
               (IDR, NATL-RE INSURED)                                                          4.95     03/01/2018        4,123,392
     558,200   SOUTHEAST TEXAS HOUSING FINANCE CORPORATION MORTGAGE-BACKED SECURITIES PG
               SERIES B (HOUSING REVENUE, GNMA/FNMA INSURED)                                   6.30     10/01/2035          592,948
     856,268   SOUTHEAST TEXAS HOUSING FINANCE CORPORATION MORTGAGE-BACKED SECURITIES
               SERIES B (HOUSING REVENUE, GNMA/FNMA INSURED)                                   6.00     02/01/2036          902,849
     535,000   TARRANT COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE CORPORATION
               HENDRICK MEDICAL CENTER SERIES A (HCFR, ASSURED GUARANTY)                       4.63     09/01/2020          530,436
   2,610,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I SENIER LIEN SERIES D
               (NATURAL GAS REVENUE)                                                           5.63     12/15/2017        2,794,736
   1,250,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I SERIES C (UTILITY
               REVENUE)+/-ss                                                                   1.62     12/15/2026          858,750
  13,500,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION II BMA INDEX RATE
               (NATURAL GAS REVENUE)+/-ss                                                      0.71     09/15/2017       12,622,500
   3,000,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION II LIBOR INDEX RATE
               (NATURAL GAS REVENUE)+/-ss                                                      0.87     09/15/2017        2,775,750
   3,500,000   TEXAS MUNICIPAL GAS ACQUISITION & VARIOUS SENIOR LIEN SERIES B (UTILITY
               REVENUE)+/-ss                                                                   0.87     12/15/2026        2,513,875
   7,500,000   TEXAS PRIVATE ACTIVITY SURFACE TRANSPORTATION CORPORATION (TOLL ROAD
               REVENUE)                                                                        6.88     12/31/2039        7,743,975
   1,215,000   TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION UPLIFT EDUCATION
               SERIES A (OTHER REVENUE)                                                        5.75     12/01/2027        1,106,148
     880,000   TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION UPLIFT EDUCATION
               SERIES A (OTHER REVENUE)                                                        5.88     12/01/2036          770,273
   2,260,000   TEXAS STATE PFA COSMOS FOUNDATION SERIES A (OTHER REVENUE)                      5.00     02/15/2018        2,049,820
     999,027   TRAVIS COUNTY TX HOUSING FINANCE CORPORATION SERIES A (SFMR, GNMA
               INSURED)+/-ss                                                                   6.35     10/01/2034        1,004,532
                                                                                                                         84,409,361
                                                                                                                     --------------
UTAH: 0.51%
   1,715,000   SPANISH FORK CITY UT AMERICAN LEADERSHIP ACADEMY (EDUCATIONAL
               FACILITIES REVENUE)++                                                           5.55     11/15/2021        1,553,790
   1,000,000   UTAH COUNTY UT CHARTER SCHOOL RONALD WILSON REAGAN SERIES A
               (PRIVATE SCHOOL REVENUE)                                                        5.75     02/15/2022          887,660
   2,000,000   WEST VALLEY CITY UT MONTICELLO ACADEMY (PRIVATE SCHOOL REVENUE)++               6.38     06/01/2037        1,702,040
                                                                                                                          4,143,490
                                                                                                                     --------------
VIRGIN ISLANDS: 0.19%
     435,000   VIRGIN ISLANDS PFA MATCHING FEDERAL LOAN NOTE SERIES A (SEWER REVENUE)          5.25     10/01/2018          442,325
     300,000   VIRGIN ISLANDS PFA MATCHING FEDERAL LOAN NOTE SERIES A (SEWER REVENUE)          5.25     10/01/2019          302,796
     750,000   VIRGIN ISLANDS PFA MATCHING FUND LOAN DIAGO SERIES A (OTHER REVENUE)            6.75     10/01/2037          787,080
                                                                                                                          1,532,201
                                                                                                                     --------------
VIRGINIA: 0.78%
   1,090,000   BRISTOL VA UTILITY SYSTEMS (UTILITIES REVENUE, NATL-RE INSURED)                 5.25     07/15/2016        1,123,997
   1,855,000   MARQUIS CDA VA (OTHER REVENUE)                                                  5.63     09/01/2018        1,500,825

                 44 Wells Fargo Advantage Municipal Income Funds


                         Portfolio of Investments--December 31, 2009 (Unaudited)

MUNICIPAL BOND FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
VIRGINIA (continued)
$  2,794,000   REYNOLDS CROSSING CDA REYNOLDS CROSSING PROJECT
               (SPECIAL ASSESSMENT REVENUE)                                                    5.10%    03/01/2021   $    2,587,803
   1,150,000   WATKINS CENTRE CDA VA (SPECIAL ASSESSMENT REVENUE)                              5.40     03/01/2020        1,085,405
                                                                                                                          6,298,030
                                                                                                                     --------------
WASHINGTON: 2.27%
   2,250,000   PORT SUNNYSIDE WA (AIRPORT REVENUE)                                             6.63     12/01/2021        2,330,010
     605,000   QUINAULT INDIAN NATION WA QUINAULT BEACH SERIES A (OTHER REVENUE,
               ACA INSURED)                                                                    5.80     12/01/2015          523,488
     590,000   TOBACCO SETTLEMENT AUTHORITY WASHINGTON ASSET-BACKED (TOBACCO SETTLEMENT
               FUNDED REVENUE)                                                                 5.50     06/01/2012          610,449
   9,460,000   TOBACCO SETTLEMENT AUTHORITY WASHINGTON ASSET-BACKED (TOBACCO SETTLEMENT
               FUNDED REVENUE)                                                                 6.50     06/01/2026        9,514,395
   5,000,000   WASHINGTON STATE HCFA (HCFR, FHA INSURED)                                       6.25     08/01/2028        5,316,800
                                                                                                                         18,295,142
                                                                                                                     --------------
WEST VIRGINIA: 0.03%
     215,000   OHIO COUNTY WV FORT HENRY CENTER FINANCING DISTRICT SERIES A
               (TAX INCREMENTAL/ALLOCATION REVENUE)                                            5.00     06/01/2015          205,841
                                                                                                                     --------------
WISCONSIN: 2.72%
     550,000   MILWAUKEE WI RDA SCIENCE EDUCATION CONSORTIUM PROJECT SERIES A
               (OTHER REVENUE)                                                                 5.13     08/01/2015          522,544
   1,500,000   MILWAUKEE WI RDA SCIENCE EDUCATION CONSORTIUM PROJECT SERIES A
               (OTHER REVENUE)                                                                 5.63     08/01/2025        1,279,500
   1,700,000   MILWAUKEE WI RDA SCIENCE EDUCATION CONSORTIUM PROJECT SERIES A
               (OTHER REVENUE)                                                                 5.75     08/01/2035        1,365,134
   1,500,000   MONROE WI REDEVELOPMENT AUTHORITY MONROE CLINIC INCORPORATED (HCFR)             5.88     02/15/2039        1,504,605
     340,000   OSHKOSH WI DON EVANS INCORPORATED PROJECT (IDR, M&I MARSHALL & ISLAY LOC)       5.50     12/01/2011          334,135
   2,800,000   WAUKESHA COUNTY WI HOUSING AUTHORITY THE ARBORETUM PROJECT
               (HOUSING REVENUE)+/-ss                                                          5.00     12/01/2027        2,863,140
   6,300,000   WISCONSIN STATE HEFA AURORA HEALTH CARE INCORPORATED B (HCFR)+/-ss              5.13     08/15/2027        6,478,668
   1,000,000   WISCONSIN STATE HEFA CHILDREN'S HOSPITAL WISCONSIN B (HCFR)                     5.38     08/15/2024        1,051,350
   7,000,000   WISCONSIN STATE HEFA SERIES M (HCFR, NATL-RE INSURED )+/-ss(a)                  0.72     06/01/2019        6,545,000
                                                                                                                         21,944,076
                                                                                                                     --------------
WYOMING: 0.65%
   5,280,000   EVANSVILLE WY POLYPIPE INCORPORATED PROJECT (IDR, JPMORGAN CHASE BANK LOC)      4.65     12/01/2016        5,262,840
                                                                                                                     --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $784,561,647)                                                                       780,444,924
                                                                                                                     --------------

   SHARES                                                                                      YIELD
------------                                                                                 --------
SHORT-TERM INVESTMENTS: 0.99%
MUTUAL FUNDS: 0.97%
   7,799,564   WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~++(u)                0.10                       7,799,564
                                                                                                                     --------------

                                                                                             INTEREST
  PRINCIPAL                                                                                    RATE
------------                                                                                 --------
US TREASURY BILLS: 0.02%
$    200,000   US TREASURY BILL##                                                              0.06     03/25/2010          199,971
TOTAL SHORT-TERM INVESTMENTS (COST $7,999,536)                                                                            7,999,535
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $792,561,183)*                                                                       97.88%                    788,444,459
OTHER ASSETS AND LIABILITIES, NET                                                              2.12                      17,045,142
                                                                                             ------                  --------------
TOTAL NET ASSETS                                                                             100.00%                 $  805,489,601
                                                                                             ------                  --------------

                 Wells Fargo Advantage Municipal Income Funds 45


Portfolio of Investments--December 31, 2009 (Unaudited)

MUNICIPAL BOND FUND

----------
+/-     Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(m) An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(n) Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

##      Zero coupon security. Interest rate presented is yield to maturity.

(o)(o)  Stepped coupon bond. Interest rate provided is yield to maturity.

++ Securities that may be resold to "qualified institutional buyers"under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(i)     Illiquid security.

~ The Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++ Short-term security of an affiliate of the Fund with a cost of $7,799,564.

(u)     Rate shown is the 7-day annualized yield at period end.

* Cost for federal income tax purposes is $792,363,454 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                                      $ 19,988,058
Gross unrealized depreciation                                       (23,907,053)
                                                                   ------------
Net unrealized (depreciation)                                      $ (3,918,995)

The accompanying notes are an integral part of these financial statements.

                46 Wells Fargo Advantage Municipal Income Funds


                         Portfolio of Investments--December 31, 2009 (Unaudited)

SHORT-TERM MUNICIPAL BOND FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
MUNICIPAL BONDS & NOTES: 97.61%
ALABAMA: 2.80%
$  2,500,000   ALABAMA SPECIAL CARE FACILITIES FINANCING AUTHORITY BIRMINGHAM AL
               SERIES A-1 (HCFR)                                                               5.00%    06/01/2012   $    2,679,275
  20,000,000   CHATOM AL INDUSTRIAL DEVELOPMENT BOARD POWERSOUTH ENERGY COOPERATIVE
               PROJECTS SERIES A (ELECTRIC REVENUE, AMBAC INSURED)+/-ss                        1.60     11/15/2038       20,000,200
   6,000,000   CHATOM AL INDUSTRIAL DEVELOPMENT BOARD REVENUE VARIOUS ALABAMA ELECTRIC A
               RMKT 05/30/08 (ELECTRIC REVENUE, GUARANTEE AGREEMENT)+/-ss                      4.00     08/01/2037        6,000,780
   4,000,000   CHATOM AL INDUSTRIAL DEVELOPMENT BOARD VARIOUS ALABAMA ELECTRIC COOPERATIVE
               INCORPORATE PROJECT SERIES C (ELECTRIC REVENUE, AMBAC INSURED)+/-ss(a)(m)(n)    0.64     08/01/2016        3,800,000
   1,150,000   EAST AL HEALTH CARE AUTHORITY SERIES B (HCFR REVENUE)                           4.63     09/01/2012        1,168,619
   3,000,000   HUNTSVILLE AL SOLID WASTE DISPOSAL AUTHORITY (OTHER REVENUE, NATL-RE
               INSURED)                                                                        5.75     10/01/2012        3,068,730
     450,000   JEFFERSON COUNTY AL BOARD OF EDUCATION SERIES A (PROPERTY TAX REVENUE, AGM
               INSURED)                                                                        4.63     02/15/2012          421,646
     500,000   JEFFERSON COUNTY AL SERIES B 8 (SEWER REVENUE, AGM INSURED)                     5.25     02/01/2016          475,230
   1,000,000   JEFFERSON COUNTY AL SERIES C 10 (SEWER REVENUE, AGM INSURED)+/-ss(a)(m)(n)      0.35     02/01/2042          405,000
   8,750,000   JEFFERSON COUNTY AL SERIES C 5 (SEWER REVENUE, XLCA INSURED)+/-ss(a)(m)(n)      0.70     02/01/2040        3,062,500
   2,650,000   JEFFERSON COUNTY AL SEWER REVENUE SERIES C 2 (SEWER REVENUE,
               FGIC INSURED)+/-ss(a)(m)(n)                                                     0.65     02/01/2042          927,500
     525,000   JEFFERSON COUNTY AL SEWER REVENUE SERIES C 9 (SEWER REVENUE,
               AGM LOC)+/-ss(a)(m)(n)                                                          0.35     02/01/2042          183,750
   7,925,000   JEFFERSON COUNTY AL SUBSERIES B 1 C (SEWER REVENUE, FGIC
               INSURED)+/-ss(a)(m)(n)                                                          0.71     02/01/2042        2,773,750
   9,755,000   MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER COMPANY BARRY
               SERIES A (POWER REVENUE)+/-ss                                                   4.75     06/01/2034       10,275,039
   1,000,000   UNIVERSITY OF ALABAMA AL SERIES A (COLLEGE & UNIVERSITY REVENUE)                4.00     09/01/2011        1,022,380
     800,000   UNIVERSITY OF ALABAMA AL SERIES A (COLLEGE & UNIVERSITY REVENUE)                5.00     09/01/2012          843,688
  10,030,000   UNIVERSITY OF ALABAMA AT BIRMINGHAM SERIES B (HCFR, REGIONS BANK LOC)+/-ss      0.95     09/01/2031       10,030,000
     380,000   UNIVERSITY OF ALABAMA SERIES A (HCFR)                                           5.00     09/01/2013          405,316
   3,245,000   WEDOWEE CHIMNEY COVE AL IMPROVEMENT DISTRICT CHIMNEY COVE PROJECT
               (OTHER REVENUE, WEST GEORGIA NATIONAL BANK LOC)+/-ss                            5.00     07/01/2037        3,215,730
                                                                                                                         70,759,133
                                                                                                                     --------------
ALASKA: 0.08%
     460,000   ALASKA INDUSTRIAL DEVELOPMENT & EXPORT AUTHORITY (UTILITIES REVENUE)            6.00     01/01/2015          462,829
   1,515,000   ALASKA STATE INTERNATIONAL AIRPORT SERIES A (AIRPORT & MARINA REVENUE,
               NATL-RE INSURED)                                                                5.00     10/01/2017        1,565,071
                                                                                                                          2,027,900
                                                                                                                     --------------
ARIZONA: 2.35%
   1,000,000   ARIZONA HEALTH FACILITIES AUTHORITY BANNER HEALTH SERIES D (HCFR)               5.00     01/01/2012        1,056,910
  21,500,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL SERIES A
               (HCFR)+/-ss                                                                     1.32     02/01/2042       19,102,750
  12,175,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL SERIES B
               (HCFR)+/-ss                                                                     1.17     02/01/2042       10,817,488
   1,515,000   ARIZONA SCHOOL FACILITIES STATE SCHOOL TRUST SERIES A (OTHER REVENUE, AMBAC
               INSURED)                                                                        5.50     07/01/2014        1,661,031
   3,640,000   GILBERT AZ WATER RESERVE MUNICIPAL PROPERTY CORPORATION SUB LIEN (WATER
               REVENUE)                                                                        4.75     10/01/2032        3,639,672
   2,000,000   MARICOPA COUNTY AZ IDA CATHOLIC HEALTHCARE WEST SERIES A (HCFR REVENUE)         5.00     07/01/2013        2,120,340
  10,635,000   MARICOPA COUNTY AZ IDA CATHOLIC HEALTHCARE WEST SERIES B (HCFR)+/-ss            5.00     07/01/2025       11,180,895
   1,490,000   MARICOPA COUNTY AZ IDA CATHOLIC WEST HEALTHCARE SERIES A (HCFR)                 5.00     07/01/2016        1,496,422
   2,955,000   PIMA COUNTY AZ IDA CONSTELLATION SCHOOLS PROJECT (LEASE REVENUE)                6.38     01/01/2019        2,804,916
   1,635,000   PIMA COUNTY AZ IDA GLOBAL WATER RESEARCH LLC PROJECT (WATER REVENUE)            5.50     12/01/2013        1,612,895
     430,000   QUAIL CREEK COMMUNITY FACILITIES DISTRIBUTION AZ (PROPERTY TAX REVENUE)         4.85     07/15/2012          419,938
   1,890,000   VERRADO AZ COMMUNITY FACILITIES DISTRICT # 1 (PROPERTY TAX REVENUE)             4.85     07/15/2014        1,844,602
   1,656,851   WHITE MOUNTAIN AZ APACHE TRIBE FORT APACHE INDIAN RESERVATION FORT APACHE
               TIMBER EQUIPMENT LEASE (OTHER REVENUE)(i)                                       6.25     03/04/2012        1,584,960
                                                                                                                         59,342,819
                                                                                                                     --------------

                Wells Fargo Advantage Municipal Income Funds 47


Portfolio of Investments--December 31, 2009 (Unaudited)

SHORT-TERM MUNICIPAL BOND FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
ARKANSAS: 0.21%
$    355,000   ARKANSAS STATE DEVELOPMENT FINANCIAL AUTHORITY PUBLIC HEALTH
               LABORATORY (HCFR, AMBAC INSURED)                                                3.90%    12/01/2024   $      355,082
      85,000   FAYETTEVILLE AR (SALES TAX REVENUE, AGM INSURED)                                4.13     11/01/2026           87,004
   5,000,000   NORTHWEST AK REGIONAL AIRPORT AUTHORITY SERIES A (AIRPORT REVENUE,
               REGIONS BANK LOC)+/-ss                                                          1.05     02/01/2021        5,000,000
                                                                                                                          5,442,086
                                                                                                                     --------------
CALIFORNIA: 12.35%
   2,190,000   ABAG CA FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS GEORGIANA BRUCE
               KIRBY PREPARATORY SCHOOL (PRIVATE SCHOOL REVENUE, COMMERCIAL BANK CA
               LOC)+/-ss                                                                       3.85     02/01/2037        2,208,856
   2,185,000   ALAMEDA COUNTY CA COP CAPITAL APPRECIATION (LEASE REVENUE, NATL-RE
               INSURED)##                                                                      3.89     06/15/2014        1,840,753
   6,750,000   BALDWIN PARK CA USD BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)##            4.61     08/01/2014        5,476,545
  12,000,000   CALIFORNIA HFA SERIES B (MFHR, GO OF AGENCY, FNMA LOC)+/-ss                     0.36     02/01/2038       12,000,000
   4,000,000   CALIFORNIA HFFA CATHOLIC HEALTHCARE WEST SERIES F (HCFR)+/-ss                   5.00     07/01/2027        4,235,800
   3,000,000   CALIFORNIA HFFA CATHOLIC HEALTHCARE WEST SERIES G (HCFR)+/-ss                   5.00     07/01/2028        3,177,780
   2,500,000   CALIFORNIA HFFA CEDARS-SINAI MEDICAL CENTER (HCFR)                              5.00     08/15/2012        2,626,250
   5,700,000   CALIFORNIA HOUSING FINANCE AGENCY SERIES C (MFHR, FNMA LOC)+/-ss                0.36     08/01/2038        5,700,000
  75,000,000   CALIFORNIA HOUSING FINANCE AGENCY SERIES D (SFMR, FNMA LOC)+/-ss                0.75     02/01/2040       75,000,000
   5,000,000   CALIFORNIA PCFA WASTE MANAGEMENT INCORPORATED PROJECT SERIES A
               (RESOURCE RECOVERY REVENUE)+/-ss                                                5.00     11/01/2038        5,253,100
   1,000,000   CALIFORNIA PCFA WASTE MANAGEMENT INCORPORATED PROJECT SERIES C (IDR)+/-ss       6.75     12/01/2027        1,036,670
   1,000,000   CALIFORNIA PCFA WEST COMPANY SERIES A (RESOURCE RECOVERY REVENUE,
               BANK OF AMERICA NA LOC)                                                         5.13     01/01/2014        1,001,420
     885,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE-BACKED
               SECURITIES PROGRAM SERIES C PUTABLE (SFMR, FNMA/GNMA/FHLMC INSURED)ss           4.10     08/01/2039          884,274
  33,000,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G 5 (WATER REVENUE,
               AGM INSURED)+/-ss                                                               0.25     05/01/2016       33,000,000
   3,500,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES A (SALES TAX REVENUE)                 5.00     07/01/2016        3,613,400
   5,250,000   CALIFORNIA STATEWIDE CDA DISPOSAL REPUBLIC SERVICES SERIES A (RESOURCE
               RECOVERY REVENUE)                                                               4.95     12/01/2012        5,376,998
     720,000   CALIFORNIA STATEWIDE CDA INTERNATIONAL SCHOOL PENINSULA PROJECT (PRIVATE
               SCHOOLS REVENUE)                                                                4.60     11/01/2013          697,104
   2,305,000   CULVER CITY CA RDFA (TAX REVENUE, AMBAC INSURED)                                5.50     11/01/2014        2,380,028
   3,300,000   DINUBA CA REDEVELOPMENT AGENCY MERGED CITY REDEVELOPMENT PROJECT # 2
               (TAX/ALLOCATION REVENUE)                                                        4.45     10/01/2011        3,293,631
   8,105,000   EUREKA CA USD SERIES A (NATL-RE FGIC INSURED)##                                 5.56     08/01/2018        5,063,680
   4,000,000   FONTANA CA USD BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)##                 3.43     12/01/2012        3,620,000
   2,825,000   FONTANA CA USD BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)                   4.00     12/01/2012        2,883,280
   3,900,000   FOOTHILL-EASTERN CORRIDOR AGENCY CA SUB LIEN (TOLL ROAD REVENUE)                5.25     07/15/2010        3,907,293
   6,000,000   LAKESIDE CA USD ELECTION 2008 SERIES A (PROPERTY TAX REVENUE)##                 3.94     06/01/2014        5,055,900
     500,000   LONG BEACH CA BOND FINANCE AUTHORITY SERIES A (UTILITIES REVENUE)               5.00     11/15/2012          527,915
  14,000,000   LONG BEACH CA COMMUNITY COLLEGE DISTRICT BOND ANTICIPATION NOTES SERIES A       9.85     01/15/2013       16,828,420
  12,570,000   LONG BEACH CA HARBOR REVENUE SERIES A (AIRPORT & MARINA REVENUE)                5.75     05/15/2016       12,788,341
     800,000   MONTEREY COUNTY CA CTF REFINANCING PROJECT ( ASSURED GTY INSURED)               4.00     08/01/2013          848,776
  16,425,000   NORTHERN CA GAS AUTHORITY # 1 LIBOR (UTILITIES REVENUE)+/-ss                    0.79     07/01/2017       14,503,275
  15,600,000   NORTHERN CA GAS AUTHORITY # 1 LIBOR (UTILITIES REVENUE)+/-ss                    0.82     07/01/2019       12,616,500
   1,520,000   OXNARD CA HARBOR DISTRICT (AIRPORT REVENUE, ACA INSURED)                        5.65     08/01/2014        1,521,642
   2,000,000   PORT HUENEME CA REDEVELOPMENT AGENCY CENTRAL COMMUNITY PROJECT
               (TAX/ALLOCATION REVENUE, AMBAC INSURED)                                         5.50     05/01/2014        2,024,300
   2,485,000   PORT OF OAKLAND CA SERIES K UNREFUNDED (MARINA REVENUE, NATL-RE FGIC
               INSURED)                                                                        5.75     11/01/2014        2,504,607
   2,975,000   PORT OF OAKLAND CA SERIES K UNREFUNDED (MARINA REVENUE, NATL-RE FGIC
               INSURED)                                                                        5.88     11/01/2017        2,986,513
   3,070,000   POWAY CA COMMUNITY FACILITIES DISTRICT PARKWAY BUSINESS (SPECIAL
               ASSESSMENT)                                                                     3.50     08/15/2013        3,081,328
   1,200,000   ROSEVILLE NATURAL GAS FINANCE AUTHORITY (UTILITIES REVENUE)                     5.00     02/15/2011        1,235,172
   5,975,000   SACRAMENTO CA CITY FINANCING AUTHORITY SERIES A (LEASE REVENUE, AMBAC
               INSURED)                                                                        5.38     11/01/2014        6,355,966
   2,725,000   SACRAMENTO CA CITY FINANCING AUTHORITY SERIES B (LEASE REVENUE)                 5.00     11/01/2014        2,869,997

                48 Wells Fargo Advantage Municipal Income Funds


                         Portfolio of Investments--December 31, 2009 (Unaudited)

SHORT-TERM MUNICIPAL BOND FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
CALIFORNIA (continued)
$ 22,640,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
               SUBORDINATE LIEN SACRAMENTO REGULATION C (SEWER REVENUE,
               CREDIT AGRICOLE INDOSUEZ LOC)+/-ss                                              0.23%    12/01/2030   $   22,640,000
   2,000,000   SAN DIEGO COUNTY CA COP (LEASE REVENUE, AMBAC INSURED)                          5.63     09/01/2012        2,078,420
   1,000,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SERIES 23A
               (AIRPORT & MARINA REVENUE, NATL-RE INSURED)                                     5.50     05/01/2013        1,012,080
   1,075,000   SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER REVENUE)++          4.50     03/01/2011        1,073,366
     900,000   SAVANNA ELEMENTARY SCHOOL DISTRICT (PROPERTY TAX REVENUE)                       4.00     05/01/2012          925,884
   2,000,000   SAVANNA ELEMENTARY SCHOOL DISTRICT CAPITAL APPRECIATION
               (PROPERTY TAX REVENUE)##                                                        3.32     05/01/2012        1,852,680
     500,000   SIERRA CA JOINT COMMUNITY COLLEGE DISTRICT SCHOOL FACILITIES IMPROVEMENT
               DISTRICT # 2 CAPITAL APPRECIATION WESTERN NEVADA SERIES A (LEASE REVENUE,
               NATL-RE INSURED)##                                                              3.69     08/01/2015          405,330
   1,000,000   SOUTHERN CA PUBLIC POWER AUTHORITY NATIONAL GAS PROJECT REVENUE
               SERIES A (NATURAL GAS REVENUE)                                                  5.00     11/01/2013        1,068,280
   5,000,000   STATE OF CA GO (OTHER REVENUE)                                                  0.43     03/03/2010        5,000,000
     775,000   WASHINGTON TOWNSHIP HEALTH CARE DISTRICT SERIES A (NURSING HOME REVENUE)        4.25     07/01/2011          787,509
     300,000   WASHINGTON TOWNSHIP HEALTH CARE DISTRICT SERIES A (NURSING HOME REVENUE)        5.00     07/01/2012          310,974
     750,000   WASHINGTON TOWNSHIP HEALTH CARE DISTRICT SERIES A (PROPERTY TAX REVENUE)        6.50     08/01/2013          850,538
   1,000,000   WASHINGTON TOWNSHIP HEALTH CARE DISTRICT SERIES A (PROPERTY TAX REVENUE)        6.50     08/01/2014        1,154,320
   3,000,000   WHITTIER CA HEALTH FACILITY REVENUE PRESBYTERIAN INTERCOMMUNITY HOSPITAL D
               (HOSPITAL REVENUE)                                                              5.00     06/01/2013        3,195,900
                                                                                                                        312,380,795
                                                                                                                     --------------
COLORADO: 1.80%
     195,000   COLORADO ECFA (OTHER REVENUE)                                                   5.75     11/15/2018          205,427
   4,925,000   COLORADO HEALTH FACILITIES AUTHORITY (HCFR)+/-ss++                              0.50     11/15/2027        4,925,000
   5,000,000   COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH SERIES C-2 (HCFR)+/-ss     4.00     10/01/2040        5,080,600
   2,900,000   COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH SERIES C-8 (HCFR)+/-ss     4.10     09/01/2036        3,018,291
     125,000   COLORADO HEALTH FACILITIES HEALTH EVANGELICAL (HCFR)                            6.25     12/01/2010          131,644
   1,600,000   DENVER CO CITY & COUNTY AIRPORT SERIES A (AIRPORT & MARINA REVENUE,
               AMBAC INSURED)                                                                  6.00     11/15/2016        1,650,560
     665,000   DENVER CO CITY & COUNTY AIRPORT SERIES D (AIRPORT REVENUE,
               AMBAC-TCRS INSURED)                                                             7.75     11/15/2013          736,421
   1,500,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES A2 (TOLL ROAD REVENUE,
               NATL-RE INSURED)+/-ss                                                           5.00     09/01/2039        1,567,380
   7,685,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES B (TOLL ROAD REVENUE, NATL-RE
               INSURED)##                                                                      3.49     09/01/2011        7,259,866
   9,500,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES B2 (TOLL ROAD REVENUE,
               NATL-RE INSURED)+/-ss                                                           5.00     09/01/2039        9,848,080
   1,115,000   MERIDIAN METROPOLITAN DISTRICT CO SERIES A (PROPERTY TAX REVENUE,
               RADIAN INSURED)                                                                 5.38     12/01/2013        1,136,575
   9,415,000   PUBLIC AUTHORITY FOR CO ENERGY NATURAL GAS (UTILITIES REVENUE)                  5.75     11/15/2018        9,862,495
                                                                                                                         45,422,339
                                                                                                                     --------------
CONNECTICUT: 0.21%
   5,310,000   CONNECTICUT STATE HEFA HOSPITAL FOR SPECIAL CARE SERIES D
               (HCFR, RADIAN INSURED)+/-ss                                                     4.15     07/01/2037        5,310,000
                                                                                                                     --------------
DISTRICT OF COLUMBIA: 1.49%
   6,400,000   DISTRICT OF COLUMBIA CHILDREN'S RESEARCH CENTER (OTHER REVENUE,
               SUNTRUST BANK LOC)+/-ss                                                         0.40     04/01/2038        6,400,000
   1,980,000   DISTRICT OF COLUMBIA CONVENTION CENTER AUTHORITY SERIES A (OTHER REVENUE,
               AMBAC INSURED)                                                                  5.00     10/01/2012        2,157,685
   7,800,000   DISTRICT OF COLUMBIA JEWISH CAMPUS LIFE (OTHER REVENUE, SUNTRUST BANK
               LOC)+/-ss                                                                       0.35     05/01/2027        7,800,000
  15,000,000   DISTRICT OF COLUMBIA SIDWELL FRIENDS SCHOOL (COLLEGE & UNIVERSITY REVENUE,
               SUNTRUST BANK LOC)+/-ss                                                         0.35     04/01/2035       15,000,000

                 Wells Fargo Advantage Municipal Income Funds 49


Portfolio of Investments--December 31, 2009 (Unaudited)

SHORT-TERM MUNICIPAL BOND FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
DISTRICT OF COLUMBIA (continued)
$  1,110,000   DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION
               ASSET-BACKED BONDS (TOBACCO SETTLEMENT FUNDED REVENUE)                          5.38%    05/15/2010   $    1,119,824
   5,000,000   DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION
               ASSET-BACKED BONDS (TOBACCO SETTLEMENT FUNDED REVENUE)                          5.70     05/15/2012        5,160,850
                                                                                                                         37,638,359
                                                                                                                     --------------
FLORIDA: 8.72%
   2,800,000   ARCADIA FL HOUSING AUTHORITY ARCADIA OAKS ASSOCIATION LIMITED PROJECT (MFHR)    4.25     01/01/2012        2,801,484
   3,650,000   AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL ANTICIPATION
               BONDS (SPECIAL ASSESSMENT REVENUE)                                              4.80     11/01/2012        2,794,659
     395,000   BOYNTON BEACH FL (WATER REVENUE, NATL-RE FGIC INSURED)                          5.00     11/01/2012          409,556
     113,000   BREVARD COUNTY FL HFA SERIES B (HOUSING REVENUE, GNMA INSURED)                  6.50     09/01/2022          124,111
     500,000   BROWARD COUNTY FL HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH SERVICES
               (HCFR, SUNTRUST BANK LOC)                                                       5.50     08/15/2014          512,285
   5,000,000   BROWARD COUNTY FL SERIES E (AIRPORT REVENUE, NATL-RE INSURED)                   5.25     10/01/2011        5,039,400
   6,000,000   CAPE CORAL FL BOND ANTICIPATION NOTES (WATER REVENUE)                           6.00     10/01/2011        6,113,880
   1,000,000   CITIZENS PROPERTY INSURANCE CORPORATION FL HIGH RISK ACCOUNT SERIES A
               (OTHER REVENUE, NATL-RE INSURED)                                                5.00     03/01/2012        1,034,800
   1,400,000   CONNERTON WEST COMMUNITY DEVELOPMENT DISTRICT FL SERIES B
               (SPECIAL ASSESSMENT REVENUE)(i)                                                 5.13     05/01/2016          536,452
   1,000,000   EMERALD COAST FL UTILITIES AUTHORITY REVENUE SERIES B (UTILITY REVENUE,
               NATL-RE FGIC INSURED)                                                           6.25     01/01/2013        1,122,840
     530,000   ESCAMBIA COUNTY FL HFA MULTI COUNTY PROGRAM SERIES A2 (HOUSING REVENUE,
               GNMA INSURED)                                                                   6.95     04/01/2024          547,161
   3,710,000   FLORIDA HOUSING FINANCE CORPORATION SERIES 2 (HOUSING REVENUE)                  5.00     01/01/2035        3,780,379
   5,000,000   FLORIDA HOUSING FINANCE CORPORATION SERIES A1 (HOUSING REVENUE,
               GNMA/FNMA/FHA/VA MORTGAGES INSURED)                                             5.00     07/01/2028        5,291,900
   8,000,000   FLORIDA INTERNATIONAL UNIVERSITY ATHLETICS FINANCIAL CORPORATION FOOTBALL
               STADIUM PROJECT A (OTHER REVENUE, REGIONS BANK LOC)+/-ss                        0.95     03/01/2033        8,000,000
   1,500,000   FLORIDA STATE BOARD OF EDUCATION SERIES B (OTHER REVENUE, NATL-RE FGIC
               INSURED)                                                                        5.50     07/01/2014        1,591,065
     100,000   GULF BREEZE FL LOCAL GOVERNMENT SERIES B (OTHER REVENUE, FGIC INSURED)+/-ss     5.30     12/01/2015          101,130
   1,135,000   GULF BREEZE FL LOCAL GOVERNMENT SERIES B (OTHER REVENUE, FGIC INSURED)+/-ss     4.00     12/01/2020        1,078,239
     290,000   GULF BREEZE FL REVENUE LOCAL GOVERNMENT LOAN E TEND 12/01/15
               (OTHER REVENUE, FGIC INSURED)+/-ss                                              5.55     12/01/2020          290,589
   2,000,000   GULF BREEZE FL SERIES B (OTHER REVENUE, FGIC INSURED)+/-ss                      4.25     12/01/2020        1,921,440
   2,225,000   GULF BREEZE FL SERIES C (OTHER REVENUE, FGIC INSURED)+/-ss                      4.00     12/01/2020        2,210,760
   1,070,000   GULF BREEZE FL SERIES C (OTHER REVENUE, FGIC INSURED)+/-ss                      4.00     12/01/2020        1,056,186
  18,795,000   GULF BREEZE FL SERIES FG & H (OTHER REVENUE)+/-ss                               5.00     12/01/2020       18,785,790
   4,625,000   HIGHLANDS COUNTY FL HEALTH FACILITIES AUTHORITY HEALTH SERIES I (HCFR)          4.50     11/15/2015        4,877,941
   2,000,000   HIGHLANDS COUNTY FL HEALTH FACILITIES AUTHORITY SUNBELT SERIES E (HCFR)         5.00     11/15/2014        2,169,420
   4,000,000   HIGHLANDS COUNTY FL HFA ADVENTIST HEALTH SUNBELT SERIES A (HCFR)+/-ss           5.85     11/15/2035        4,300,520
      15,000   HIGHLANDS COUNTY FL HFA ADVENTIST HEALTH SYSTEM SERIES G (HCFR)                 5.00     11/15/2010           15,564
     385,000   HIGHLANDS COUNTY FL HFA ADVENTIST HEALTH SYSTEM SERIES G (HCFR)                 5.00     11/15/2010          398,132
   9,590,000   HILLSBOROUGH COUNTY FL AVIATION AUTHORITY TAMPA INTERNATIONAL
               AIRPORT SERIES A (AIRPORT REVENUE)                                              5.50     10/01/2015       10,237,133
   1,525,000   HILLSBOROUGH COUNTY FL IDA (RESOURCE RECOVERY REVENUE, AMBAC INSURED)+/-ss      5.00     12/01/2034        1,585,741
   1,000,000   HILLSBOROUGH COUNTY FL TAMPA INTERNATIONAL AIRPORT SERIES A
               (AIRPORT & MARINA REVENUE, NATL-RE INSURED)                                     5.00     10/01/2013        1,082,020
     810,000   HILLSBOROUGH COUNTY PORT DISTRICT SERIES A (AIRPORT & MARINA REVENUE,
               NATL-RE INSURED)                                                                5.75     06/01/2015          865,534
   1,060,000   HILLSBOROUGH COUNTY PORT DISTRICT SERIES A (AIRPORT & MARINA REVENUE,
               NATL-RE INSURED)                                                                5.75     06/01/2016        1,120,113
  35,000,000   LAKELAND FL ENERGY SYSTEM REVENUE (ELECTRIC REVENUE)+/-ss                       1.42     10/01/2014       35,297,500
   2,700,000   LEE COUNTY FL MEMORIAL HEALTH SYSTEM SERIES A (NURSINGHOME REVENUE,
               AGM INSURED)                                                                    5.75     04/01/2013        2,898,072
     750,000   LEE COUNTY FL SOLID WASTE SYSTEM REFUNDING (OTHER REVENUE, NATL-RE INSURED)     5.63     10/01/2013          786,563

                50 Wells Fargo Advantage Municipal Income Funds


                         Portfolio of Investments--December 31, 2009 (Unaudited)

SHORT-TERM MUNICIPAL BOND FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
FLORIDA (continued)
$ 12,385,000   LEE COUNTY FL SOLID WASTE SYSTEM REVENUE REFUNDING (OTHER REVENUE,
               NATL-RE INSURED)                                                                5.63%    10/01/2012   $   13,081,409
     120,000   MANATEE COUNTY FL HFA SINGLE FAMILY SUB-SERIES 2
               (HOUSING REVENUE, GNMA INSURED)                                                 6.50     11/01/2023          122,347
     325,000   MARION COUNTY FL SCHOOL BOARD SERIES B (LEASE REVENUE, AMBAC INSURED)           5.00     06/01/2014          360,276
   1,700,000   MIAMI DADE COUNTY FL AMT MIAMI INTERNATIONAL AIRPORT SERIES B
               (AIRPORT REVENUE, NATL-RE INSURED)                                              5.00     10/01/2013        1,820,292
   1,595,000   MIAMI DADE COUNTY FL AMT MIAMI INTERNATIONAL AIRPORT SERIES B
               (AIRPORT REVENUE, XLCA INSURED)                                                 5.00     10/01/2012        1,693,810
   3,150,000   MIAMI DADE COUNTY FL AMT MIAMI INTERNATIONAL AIRPORT SERIES D
               (AIRPORT REVENUE, NATL-RE INSURED)                                              5.00     10/01/2013        3,372,894
   1,650,000   MIAMI DADE COUNTY FL HEALTH FACILITIES AUTHORITY MIAMI CHILDRENS
               SERIES A (HOSPITAL REVENUE, MBIA INSURED)+/-ss                                  4.55     08/01/2046        1,711,215
   4,530,000   MIAMI DADE COUNTY FL SCHOOL BOARD ASSET-BACKED SERIES A (EDUCATIONAL
               FACILITIES REVENUE, AMBAC INSURED)                                              5.00     08/01/2011        4,755,413
   4,000,000   MIAMI DADE COUNTY FL SCHOOL BOARD COP (LEASE REVENUE, NATL-RE FGIC INSURED)     5.25     10/01/2015        4,324,200
  15,162,679   MIAMI DADE COUNTY FL SCHOOL BOARD MASTER EQUIPMENT LEASE 2
               (LEASE REVENUE)(a)(i)                                                           3.59     03/03/2016       14,649,119
   7,760,000   MIAMI DADE COUNTY FL SCHOOL BOARD SERIES A (LEASE REVENUE,
               NATL-RE FGIC INSURED)                                                           5.00     05/01/2012        8,273,246
   2,500,000   MIAMI DADE COUNTY FL SCHOOL BOARD SERIES B (LEASE REVENUE, NATL-RE
               INSURED)+/-ss                                                                   5.50     05/01/2030        2,586,425
   1,450,000   ORANGE COUNTY FL HEALTH FACILITIES AUTHORITY ORLANDO HEALTH INCORPORATED
               (NURSEHOME REVENUE)                                                             5.00     10/01/2013        1,549,412
   2,000,000   ORANGE COUNTY FL SALES TAX REVENUE REFUNDING SERIES A (SALES TAX REV,
               NATL-RE INSURED)                                                                5.13     01/01/2016        2,153,240
   2,500,000   PALM BEACH COUNTY FL SCHOOL BOARD SERIES B (LEASE REVENUE, FGIC
               INSURED)+/-ss                                                                   5.00     08/01/2025        2,602,200
   1,700,000   PUNTA GORDA FL HOUSING AUTHORITY GULF BREEZE APARTMENTS SERIES B
               (HOUSING REVENUE, HUD INSURED)                                                  4.13     07/01/2010        1,715,929
  12,965,000   SOUTHEAST VOLUSIA FL HOSPITAL DISTRICT BERT FISH MEDICAL CENTER ISSUE
               (NURSEHOME REVENUE, BANK OF AMERICA N.A. LOC)+/-ss                              0.26     05/01/2022       12,965,000
   2,000,000   ST. JOHNS COUNTY FL IDA FLAGLER HOSPITAL INCORPORATED SERIES A
               (HCFR, NATL-RE INSURED, SUNTRUST BANK LOC)+/-ss                                 0.35     12/15/2026        2,000,000
     475,000   ST. JOHNS COUNTY FL IDA HEALTH CARE GLENMOOR ST. JOHNS PROJECT SERIES A
               PREREFUNDED (NURSING HOME REVENUE)                                              8.00     01/01/2017          484,500
   5,000,000   UNIVERSITY OF SOUTH FLORIDA COLLEGE MEDICINE HEALTH FACILITIES LEASE
               PROGRAM SERIES A-1 (LEASE REVENUE, SUNTRUST BANK LOC)+/-ss                      0.35     07/01/2036        5,000,000
   4,500,000   VOLUSIA COUNTY FL IDA WEST VOLUSIA FAMILY YMCA (OTHER REVENUE,
               SUNTRUST BANK LOC)+/-ss                                                         0.40     12/01/2027        4,500,000
                                                                                                                        220,499,286
                                                                                                                     --------------
GEORGIA: 2.17%
   1,000,000   ATLANTA GA SERIES A (WATER REVENUE, NATL-RE FGIC INSURED)                       5.50     11/01/2011        1,065,190
   8,500,000   ATLANTA GA SERIES A (WATER REVENUE, NATL-RE FGIC INSURED)                       5.50     11/01/2012        9,231,935
   8,000,000   ATLANTA GA SERIES A (WATER REVENUE, NATL-RE FGIC INSURED)                       5.50     11/01/2013        8,788,800
   5,000,000   ATLANTA GA SERIES B 2 (AIRPORT REVENUE, NATL-RE INSURED)+/-ss                   2.25     01/01/2030        5,000,000
   2,500,000   ATLANTA GA SERIES C (AIRPORT REVENUE, NATL-RE FGIC INSURED)                     6.13     01/01/2012        2,531,675
   1,432,161   DALTON GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE # 996-021203(i)              4.20     08/01/2013        1,435,125
     530,497   DALTON GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE # 996-021203 SERIES B(i)     4.20     08/01/2013          531,049
     426,080   GAINESVILLE GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE(i)                      4.20     03/01/2013          426,596
   5,000,000   GEORGE L SMITH II GA DOMED STADIUM PROJECT (RECREATIONAL REVENUE,
               NATL-RE INSURED)                                                                5.75     07/01/2014        5,109,350
   4,000,000   GEORGE L SMITH II GA DOMED STADIUM PROJECT (RECREATIONAL REVENUE,
               NATL-RE INSURED)                                                                5.75     07/01/2015        4,070,360
   5,265,210   HENRY COUNTY GA MASTER STATE MUNICIPAL LOAN 144A (OTHER REVENUE)                4.09     04/24/2016        5,405,686
     820,000   MAIN STREET GA NATURAL GAS INCORPORATED SERIES B (ELECTRIC REVENUE)             5.00     03/15/2012          858,130
   2,250,000   MAIN STREET NATURAL GAS INCORPORATED GEORGIA SERIES B (NATURAL GAS REVENUE)     5.00     03/15/2015        2,342,858

                 Wells Fargo Advantage Municipal Income Funds 51


                         Portfolio of Investments--December 31, 2009 (Unaudited)

SHORT-TERM MUNICIPAL BOND FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
GEORGIA (continued)
$  2,000,000   MAIN STREET NATURAL GAS INCORPORATED GEORGIA SERIES B (NATURAL GAS REVENUE)     5.00%    03/15/2011   $    2,062,220
   1,000,000   PIKE COUNTY GA SCHOOL DISTRICT (PROPERTY TAX REVENUE, AMBAC INSURED)            5.70     02/01/2016        1,004,110
   1,400,000   PUBLIC GAS PARTNERS INCORPORATED GEORGIA SERIES A (NATURAL GAS REVENUE)         5.00     10/01/2013        1,540,840
   3,000,000   PUBLIC GAS PARTNERS INCORPORATED GEORGIA SERIES A (NATURAL GAS REVENUE)         5.00     10/01/2014        3,310,890
     250,986   PUTNAM COUNTY GA SCHOOL DISTRICT (LEASE REVENUE)(i)                             4.20     03/01/2013          251,290
                                                                                                                         54,966,104
                                                                                                                     --------------
GUAM: 0.02%
     500,000   GUAM GOVERNMENT LIMITED OBLIGATION SECTION 30 SERIES A (OTHER REVENUE)          5.00     12/01/2012          528,750
                                                                                                                     --------------
HAWAII: 0.06%
   1,500,000   STATE OF HAWAII AIRPORTS SYSTEM REVENUE AMT REFUNDING SERIES B
               (AIRPORT REVENUE, NATL-RE FGIC INSURED)                                         6.50     07/01/2014        1,538,265
                                                                                                                     --------------
IDAHO: 0.13%
   3,180,000   IDAHO HOUSING & FINANCE ASSOCIATION SERIES A (HOUSING REVENUE)                  6.25     07/01/2038        3,277,181
                                                                                                                     --------------
ILLINOIS: 5.13%
   1,050,000   AURORA IL (TAX REVENUE)                                                         5.00     12/30/2010        1,052,331
   1,560,000   AURORA IL SERIES B (TAX REVENUE)                                                4.90     12/30/2011        1,546,974
     200,000   CHICAGO IL (AIRPORT REVENUE, BHAC CREDIT)                                       5.50     01/01/2016          200,378
     600,000   CHICAGO IL CHARTER SCHOOL PROJECT (PRIVATE SCHOOLS REVENUE)                     4.50     12/01/2012          602,910
     360,000   CHICAGO IL CHARTER SCHOOL PROJECT (PRIVATE SCHOOLS REVENUE)                     5.00     12/01/2014          363,892
   9,120,000   CHICAGO IL DEVELOPMENT FINANCE AUTHORITY PEOPLES GAS LIGHT COKE
               SERIES B (IDR)+/-ss                                                             3.75     02/01/2033        9,165,326
   2,580,000   CHICAGO IL HOUSING AUTHORITY (HOUSING REVENUE, AGM HUD LOAN)                    5.00     07/01/2013        2,840,477
   2,265,000   CHICAGO IL HOUSING AUTHORITY (HOUSING REVENUE, AGM HUD LOAN)                    5.00     07/01/2014        2,515,396
     385,000   CHICAGO IL JUNIOR LIEN NEAR SOUTH REDEVELOPMENT PROJECT SERIES A
               (TAX REVENUE, ACA INSURED)                                                      5.00     11/15/2010          390,136
   1,230,000   CHICAGO IL MOTOR FUEL TAX REVENUE (FUEL SALES TAX REVENUE, AMBAC INSURED)       5.38     01/01/2014        1,319,347
  14,675,000   CHICAGO IL O'HARE INTERNATIONAL AIRPORT SECOND LIEN GENERAL AIRPORT
               (AIRPORT & MARINA REVENUE, AMBAC INSURED)                                       5.50     01/01/2018       14,852,274
   1,900,000   CHICAGO IL SERIES A (PROPERTY TAX REVENUE, NATL-RE INSURED)                     5.38     01/01/2013        2,022,189
   2,725,000   CICERO IL SERIES A (PROPERTY TAX, XLCA INSURED)                                 5.00     01/01/2015        2,715,490
     380,000   COOK & WILL IL COUNTY HIGH SCHOOL DISTRICT 206 (PROPERTY TAX, ASSURED GTY)      4.00     12/15/2012          396,880
   4,195,000   COOK & WILL IL COUNTY HIGH SCHOOL DISTRICT 206 (PROPERTY TAX, ASSURED GTY)      4.00     12/15/2013        4,393,256
   2,540,000   COOK & WILL IL COUNTY HIGH SCHOOL DISTRICT 206 (PROPERTY TAX, ASSURED GTY)      4.50     12/15/2014        2,689,454
   3,500,000   IL FINANCE AUTHORITY ADVOCATE HEALTH SUBSERIES C3B (HCFR)+/-ss                  4.38     11/01/2038        3,619,175
   1,480,000   IL FINANCE AUTHORITY NEW MONEY COMMUNITY REHABILITATION SERIES A
               (HCFR, GO OF PARTICIPANTS)                                                      4.75     07/01/2010        1,480,577
   1,440,000   IL FINANCE AUTHORITY NEW MONEY COMMUNITY REHABILITATION SERIES A
               (HCFR, GO OF PARTICIPANTS)                                                      4.80     07/01/2011        1,437,120
   1,000,000   IL FINANCE AUTHORITY NEW MONEY COMMUNITY REHABILITATION SERIES A
               (HCFR, GO OF PARTICIPANTS)                                                      4.85     07/01/2012          998,140
     670,000   IL FINANCE AUTHORITY REVENUE MEMORIAL HEALTH SYSTEM (HCFR)                      4.00     04/01/2013          696,164
     655,000   IL FINANCE AUTHORITY REVENUE MEMORIAL HEALTH SYSTEM (HCFR)                      4.00     04/01/2014          677,886
     555,000   IL FINANCE AUTHORITY REVENUE MEMORIAL HEALTH SYSTEM (HCFR)                      4.00     04/01/2015          567,110
  31,610,000   IL FINANCE AUTHORITY REVENUE PUT OPTION MERCY ALLIANCE PJ
               (HCFR, M&I MARSHALL & ILSLEY LOC)+/-ss                                          1.00     02/15/2035       31,610,000
   8,000,000   IL FINANCE AUTHORITY REVENUE RESURRECTION HEALTH (HCFR)                         5.00     05/15/2013        8,328,560
   3,250,000   IL FINANCE AUTHORITY REVENUE RESURRECTION HEALTH (HCFR)                         5.00     05/15/2014        3,356,373
     900,000   IL FINANCE AUTHORITY REVENUE ROOSEVELT UNIVERSITY PROJECT
               (COLLEGE & UNIVERSITY REVENUE)                                                  5.00     04/01/2015          913,203
   1,430,000   IL FINANCE AUTHORITY REVENUE UNIVERSITY OF CHICAGO SYSTEM
               (HCFR, NATL-RE INSURED)                                                         5.00     08/15/2015        1,490,932
   1,050,000   IL HEALTH FACILITIES AUTHORITY DECATUR MEMORIAL HOSPITAL (HCFR)                 5.50     10/01/2010        1,073,772

                 52 Wells Fargo Advantage Municipal Income Funds


                         Portfolio of Investments--December 31, 2009 (Unaudited)

SHORT-TERM MUNICIPAL BOND FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
ILLINOIS (continued)
$    500,000   IL METHODIST MEDICAL CENTER (HFFA REVENUE, NATL-RE INSURED)                     5.50%    11/15/2010   $      501,115
   2,360,000   ILLINOIS FINANCE AUTHORITY DEPAUL UNIVERSITY SERIES B
               (COLLEGE & UNIVERSITY REVENUE, XLCA INSURED)+/-ss                               3.50     10/01/2026        2,388,226
   5,000,000   ILLINOIS FINANCE AUTHORITY PRAIRIE POWER (OTHER REVENUE)+/-ss                   3.25     07/01/2042        5,013,600
   1,625,000   ILLINOIS FINANCE AUTHORITY WASTE MANAGEMENT INCORPORATED PROJECT (IDR)          5.05     01/01/2010        1,625,000
     665,000   NORTH CHICAGO IL (PROPERTY TAX REVENUE, NATL-RE FGIC INSURED)                   5.75     01/01/2010          665,000
   5,800,000   UNIVERSITY OF IL COP INFRASTRUCTURE PROJECT (LEASE REVENUE, AMBAC INSURED)      5.00     08/15/2013        6,318,114
   6,175,000   UNIVERSITY OF IL COP INFRASTRUCTURE PROJECT (LEASE REVENUE, AMBAC INSURED)      5.00     08/15/2014        6,755,203
     150,000   UPPER IL RIVER VALLEY DEVELOPMENT AUTHORITY MORRIS HOSPITAL (HCFR)              6.05     12/01/2011          156,027
   3,600,000   WINNEBAGO COUNTY IL SCHOOL DISTRICT NO 122 CAPITAL APPRECIATION
               (PROPERTY TAX REVENUE, AGM INSURED)##                                           3.12     01/01/2014        3,180,672
                                                                                                                        129,918,679
                                                                                                                     --------------
INDIANA: 0.72%
     765,000   BEECH GROVE IN SCHOOL BUILDING CORPORATION FIRST MORTGAGE
               (LEASE REVENUE, NATL-RE INSURED)                                                6.25     07/05/2016          879,245
   2,500,000   COUNTY OF JASPER IN (PCR, NATL-RE INSURED)                                      5.20     06/01/2013        2,666,725
   4,040,000   IN BOND BANK BMA INDEX SERIES B (OTHER REVENUE)+/-ss                            0.74     10/15/2010        3,963,240
   2,000,000   IN BOND BANK COMMON FUND FDG-B (OTHER REVENUE, NATL-RE INSURED)                 5.00     02/01/2013        2,126,800
   2,000,000   IN PORT COMMISSION CARGILL INCORPORATED PROJECT (IDR)                           4.10     05/01/2012        2,074,940
   5,255,000   INDIANAPOLIS LOCAL PUBLIC IMPROVEMENT BOND BANK SERIES 2005-E
               (LEASE REVENUE, AMBAC INSURED)+/-ss                                             5.00     01/01/2014        5,888,228
     410,000   JEFFERSONVILLE IN BUILDING CORPORATION SERIES A (LEASE REVENUE)                 4.00     08/15/2012          428,909
     195,000   JEFFERSONVILLE IN BUILDING CORPORATION SERIES B (LEASE REVENUE)                 4.00     08/15/2012          203,993
                                                                                                                         18,232,080
                                                                                                                     --------------
IOWA: 1.24%
   4,300,000   IA STUDENT LOAN LIQUIDITY CORPORATION SERIES 1 (SLMA)                           4.00     12/01/2013        4,402,168
  20,000,000   IA STUDENT LOAN LIQUIDITY CORPORATION SERIES 3 (SLMA)                           5.25     12/01/2024       20,623,000
     180,000   TOBACCO SETTLEMENT AUTHORITY IA ASSET-BACKED SERIES B
               (TOBACCO SETTLEMENT FUNDED REVENUE)                                             5.50     06/01/2012          192,793
     460,000   TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE ASSET-BACKED
               SERIES B (EXCISE TAX REVENUE LOC)                                               5.50     06/01/2014          492,692
   5,000,000   WATERLOO IA COMMUNITY SCHOOL DISTRICT BOND ANTICIPATION NOTES
               (SALES TAX REVENUE)                                                             3.75     05/01/2012        5,180,550
     500,000   XENIA RURAL WATER DISTRICT IA WATER (WATER REVENUE, CIFG INSURED)               4.00     12/01/2015          439,160
                                                                                                                         31,330,363
                                                                                                                     --------------
KANSAS: 1.23%
  12,500,000   BURLINGTON KS ENVIRONMENTAL KANSAS CITY POWER & LIGHT
               (INDUSTRIAL REVENUE, XLCA INSURED)+/-ss                                         5.25     12/01/2023       13,324,250
   5,000,000   BURLINGTON KS KANSAS CITY POWER & LIGHT SERIES B (IDR, FGIC INSURED)+/-ss       5.38     09/01/2035        5,348,850
     205,000   CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT
               (TAX INCREMENTAL REVENUE)                                                       5.00     09/01/2010          203,729
     225,000   CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT
               (TAX INCREMENTAL REVENUE)                                                       5.00     03/01/2011          221,272
     200,000   CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT
               (TAX INCREMENTAL REVENUE)                                                       5.00     09/01/2011          195,346
     310,000   COUNTIES OF SEDWICK & SHAWNEE KS SERIES B5 (HOUSING REVENUE, GNMA INSURED)      4.10     12/01/2023          307,759
   1,800,000   OLATHE KS OLATHE MEDICAL CENTER SERIES A (HOSPITAL REVENUE)+/-ss                4.13     09/01/2037        1,868,112
     100,000   OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT
               (TAX INCREMENTAL REVENUE)                                                       5.00     03/01/2012           96,809
     100,000   OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT
               (TAX INCREMENTAL REVENUE)                                                       5.00     09/01/2012           96,137
   1,750,000   WICHITA KS FACILITIES IMPROVEMENT SERIES III A (HCFR)                           5.00     11/15/2013        1,897,858

                 Wells Fargo Advantage Municipal Income Funds 53


Portfolio of Investments--December 31, 2009 (Unaudited)

SHORT-TERM MUNICIPAL BOND FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
KANSAS (continued)
$  2,280,000   WICHITA KS HOSPITAL REVENUE VIA CHRISTI HEALTH SYSTEM (HCFR)                    5.00%    11/15/2013   $    2,472,637
   3,950,000   WYANDOTTE COUNTY KS CITY UNIFIED GOVERNMENT REFERENDUM SALES TAX
               SECOND LIEN AREA B (SALES TAX REVENUE)                                          5.00     12/01/2020        3,982,035
   1,020,000   WYANDOTTE COUNTY KS CITY UNITED GOVERNMENT SPECIAL OBLIGATION SALES TAX
               SECOND LIEN AREA B (SALES TAX REVENUE)                                          4.75     12/01/2016        1,041,583
                                                                                                                         31,056,377
                                                                                                                     --------------
KENTUCKY: 1.57%
   8,000,000   ALLEN COUNTY KY CAMP COURAGEOUS PROJECT (OTHER REVENUE, SUNTRUST BANK
               LOC)+/-ss                                                                       0.35     12/01/2025        8,000,000
   2,475,000   KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN KENTUCKY SERIES A
               (AIRPORT REVENUE, NATL-RE INSURED)                                              5.63     03/01/2014        2,569,199
   1,710,000   KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN KENTUCKY SERIES A
               (AIRPORT REVENUE, NATL-RE INSURED)                                              5.63     03/01/2015        1,764,224
   3,840,000   KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN KENTUCKY SERIES A
               (AIRPORT REVENUE, XLCA INSURED)                                                 5.00     03/01/2012        3,977,702
   2,740,000   KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN KENTUCKY SERIES A
               (AIRPORT REVENUE, XLCA INSURED)                                                 5.00     03/01/2013        2,854,861
   5,830,000   KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN KENTUCKY SERIES B
               (AIRPORT REVENUE, XLCA INSURED)                                                 5.00     03/01/2012        6,039,064
   9,000,000   KY ECONOMIC DEVELOPMENT FINANCE AUTHORITY CATHOLIC HEALTH SERIES B
               (HCFR)+/-ss                                                                     5.00     05/01/2039        9,798,480
   1,500,000   KY ECONOMIC DEVELOPMENT FINANCE AUTHORITY SERIES SAINT ELIZABETH CLASS A
               (HCFR)                                                                          4.00     05/01/2013        1,570,995
   1,000,000   LOUISVILLE & JEFFERSON COUNTY KY METRO GOVERNMENT ENVIRONMENTAL FACILITIES
               LOUISVILLE GAS & ELECTRIC COMPANY PROJECT (OTHER REVENUE)+/-ss                  5.63     06/01/2033        1,070,140
   2,000,000   LOUISVILLE & JEFFERSON COUNTY KY REGIONAL AIRPORT AUTHORITY SERIES A
               (AIRPORT REVENUE, AGM INSURED)                                                  5.75     07/01/2015        2,084,220
                                                                                                                         39,728,885
                                                                                                                     --------------
LOUISIANA: 3.17%
  11,800,000   LAFAYETTE LA ECONOMIC DEVELOPMENT AUTHORITY STIRLING LAFAYETTE LLC
               PROJECT (OTHER REVENUE, REGIONS BANK LOC)+/-ss                                  0.95     02/01/2038       11,800,000
  15,000,000   LOUISIANA LOCAL GOVERNMENT ENVIRONMENTAL FACILITIES CDA LASHIP LLC PROJECT
               (IDR, REGIONS BANK LOC)+/-ss                                                    0.95     09/01/2036       15,000,000
   1,500,000   LOUISIANA LOCAL GOVERNMENT LCTCS FACILITIES CORPORATION PROJECT SERIES A
               (COLLEGE & UNIVERSITY REVENUE)                                                  4.00     10/01/2013        1,600,545
   1,500,000   LOUISIANA LOCAL GOVERNMENT LCTCS FACILITIES CORPORATION PROJECT SERIES A
               (COLLEGE & UNIVERSITY REVENUE)                                                  4.00     10/01/2014        1,598,550
   2,830,000   LOUISIANA PFA FRANCISCAN SERIES B (HCFR)                                        5.00     07/01/2013        2,975,377
  12,140,000   LOUISIANA PFA GCGK INVESTMENTS LLC PROJECT (INDUSTRIAL REVENUE,
               AMSOUTH BANK LOC)+/-ss                                                          0.95     05/01/2026       12,140,000
     160,000   LOUISIANA PFA REVENUE ARCHDIOCESE OF NEW ORLEANS PROJECT (HCFR, CIFG
               INSURED)                                                                        5.00     07/01/2010          162,099
   4,445,000   LOUISIANA PUBLIC FACILITIES AUTHORITY CHRISTUS HEALTH C3 (OTHER REVENUE,
               AGM INSURED)                                                                    5.00     07/01/2013        4,764,284
   3,000,000   LOUISIANA PUBLIC FACILITIES AUTHORITY CLECO POWER LLC PROJECT (IDR)+/-ss        7.00     12/01/2038        3,222,420
   3,750,000   LOUISIANA STATE CITIZENS PROPERTY INSURANCE CORPORATION SERIES B (PROPERTY
               TAX REVENUE, AMBAC INSURED)                                                     5.00     06/01/2012        3,926,175
   1,120,000   NEW ORLEANS LA AVIATION BOARD GULF OPPORTUNITY ZONE CONSOLIDATED RENTAL
               CAR-A (AIRPORT & MARINA REVENUE)                                                4.63     01/01/2015        1,111,376
      54,000   NEW ORLEANS LA HOME MORTGAGE AUTHORITY SPECIAL OBLIGATIONS (OTHER REVENUE)      6.25     01/15/2011           56,817
   1,000,000   PARISH OF IBERVILLE LA DOW CHEMICAL (IDR)+/-ss                                  5.50     06/01/2029        1,009,310
     910,000   PORT NEW ORLEANS LA BOARD COMMERCE SPECIAL PROJECT CG RAILWAY INCORPORATED
               (AIRPORT & MARINA REVENUE, NATL-RE INSURED)                                     5.25     08/15/2013          982,764
   2,650,000   RAPIDES FINANCE AUTHORITY REVENUE LA CLECO POWER LLC PROJECT (OTHER
               REVENUE)+/-ss                                                                   5.25     11/01/2037        2,756,822
   2,000,000   RAPIDES FINANCE AUTHORITY REVENUE LA CLECO POWER LLC PROJECT (RESOURCE
               RECOVERY REVENUE)+/-ss                                                          6.00     10/01/2038        2,095,840
   5,000,000   SAINT TAMMANY PARISH LA SLIDELL DEVELOPMENT COMPANY LLC PROJECT A
               (INDUSTRIAL REVENUE, REGIONS BANK)+/-ss                                         0.95     05/01/2038        5,000,000

                54 Wells Fargo Advantage Municipal Income Funds


                         Portfolio of Investments--December 31, 2009 (Unaudited)

SHORT-TERM MUNICIPAL BOND FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
LOUISIANA (continued)
$  1,000,000   TANGIPAHOA PARISH LA HOSPITAL SERVICE DISTRICT # 1 NORTH OAKS MEDICAL
               CENTER PROJECT A (IHCFR)                                                        5.00%    02/01/2012   $    1,017,580
   5,000,000   WEST BATON ROUGE PARISH LA INDUSTRIAL DISTRICT # 3 DOW CHEMICAL (IDR)+/-ss      5.50     12/01/2023        5,028,300
   4,000,000   WEST BATON ROUGE PARISH LA INDUSTRIAL DISTRICT # 3 DOW CHEMICAL
               (INDUSTRIAL REVENUE)+/-ss                                                       5.00     10/01/2021        4,017,760
                                                                                                                         80,266,019
                                                                                                                     --------------
MAINE: 0.28%
   4,425,000   MAINE EDUCATIONAL LOAN AUTHORITY CLASS A SERIES A-1 (OTHER REVENUE, ASSURED
               GUARANTY)                                                                       4.63     12/01/2013        4,662,446
   2,255,000   MAINE EDUCATIONAL LOAN AUTHORITY CLASS A SERIES A-1 (OTHER REVENUE, ASSURED
               GUARANTY)                                                                       4.95     12/01/2014        2,412,174
                                                                                                                          7,074,620
                                                                                                                     --------------
MARYLAND: 1.33%
   2,500,000   MARYLAND BALTIMORE & WA INTERNATIONAL AIRPORT SERIES B (PARKING REVENUE,
               AMBAC INSURED)                                                                  5.25     03/01/2014        2,630,925
     400,000   MARYLAND COMMUNITY DEVELOPMENT ADMINISTRATION RESIDENTIAL SERIES H
               (HOUSING REVENUE)                                                               4.55     09/01/2012          403,384
   1,420,000   MARYLAND INDUSTRIAL DEVELOPMENT FINANCING AUTHORITY SERIES A (SALES TAX
               REVENUE)                                                                        5.13     12/01/2011        1,423,962
  17,295,000   MARYLAND STATE HEFA SHEPPARD PRATT SERIES B (HCFR, SUNTRUST BANK LOC)+/-ss      0.35     07/01/2028       17,295,000
  12,000,000   MARYLAND STATE HEFA UNIVERSITY OF MARYLAND MEDICAL SYSTEM SERIES E (HCFR,
               SUNTRUST BANK LOC)+/-ss                                                         0.30     07/01/2041       12,000,000
                                                                                                                         33,753,271
                                                                                                                     --------------
MASSACHUSETTS: 0.76%
     225,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY DEVENS ELECTRIC SYSTEMS (ELECTRIC
               REVENUE)                                                                        5.13     12/01/2011          235,634
   1,500,000   MASSACHUSETTS HEFA CARE GROUP SERIES E-2 (HCFR)                                 5.00     07/01/2012        1,559,250
   1,725,000   MASSACHUSETTS HEFA CARITAS CHRISTIAN OBLIGATION SERIES B (HCFR)                 6.50     07/01/2012        1,785,220
   3,000,000   MASSACHUSETTS HEFA NORTHEASTERN UNIVERSITY SERIES T-2
               (COLLEGE & UNIVERSITY REVENUE)+/-ss                                             4.10     10/01/2037        3,066,270
   1,000,000   MASSACHUSETTS HEFA SERIES T-1 NORTHEASTERN UNIVERSITY
               (COLLEGE & UNIVERSITY REVENUE)+/-ss                                             4.13     10/01/2037        1,030,470
   1,870,000   MASSACHUSETTS HOUSING FINANCE AGENCY SERIES A (HOSPITAL REVENUE, AGM
               INSURED)                                                                        4.45     07/01/2011        1,909,345
   1,440,000   MASSACHUSETTS INDUSTRIAL FINANCE AGENCY OGDEN HAVERHILL SERIES A
               (OTHER REVENUE)                                                                 5.35     12/01/2010        1,456,517
   1,000,000   MASSACHUSETTS MUNICIPAL WHOLESALE ELECTRIC COMPANY NUCLEAR MIX # 1 SERIES 1
               (ELECTRIC REVENUE, NATL-RE INSURED)+/-ss(a)(m)(n)                               0.14     07/01/2014          898,750
   6,500,000   MASSACHUSETTS MUNICIPAL WHOLESALE ELECTRIC COMPANY PROJECT # 6 SERIES 1
               (ELECTRIC REVENUE, NATL-RE INSURED)+/-ss(a)(m)(n)                               0.24     07/01/2019        5,841,875
   1,140,000   MASSACHUSETTS STATE PORT AUTHORITY DELTA AIRLINES INCORPORATED PROJECT
               SERIES A (LEASE REVENUE, AMBAC INSURED)                                         5.50     01/01/2016        1,006,267
     520,000   MASSACHUSETTS STATE PORT AUTHORITY DELTA AIRLINES INCORPORATED PROJECT
               SERIES A (LEASE REVENUE, AMBAC INSURED)                                         5.50     01/01/2017          451,339
                                                                                                                         19,240,937
                                                                                                                     --------------
MICHIGAN: 6.52%
     780,000   COMSTOCK PARK MI PUBLIC SCHOOLS SCHOOL BUILDING & SITE (PROPERTY TAX
               REVENUE, FGIC INSURED)                                                          7.88     05/01/2011          821,200
   2,750,000   DETROIT CITY MI SCHOOL DISTRICT SCHOOL BUILDING & SITE IMPROVEMENT SERIES A
               (PRIVATE SCHOOL REVENUE, FGIC INSURED)                                          5.00     05/01/2013        2,952,153
   4,500,000   DETROIT MI CAPITAL IMPROVEMENT LIMITED TAX SERIES A 1 (OTHER REVENUE)           5.00     04/01/2013        4,378,815
  10,370,000   DETROIT MI CITY SCHOOL DISTRICT (PROPERTY TAX REVENUE, FSA INSURED)+/-ss        0.30     05/01/2029       10,370,000
   2,540,000   DETROIT MI COBO HALL (TAX REVENUE, NATL-RE INSURED)                             5.00     09/30/2011        2,633,345

                 Wells Fargo Advantage Municipal Income Funds 55


Portfolio of Investments--December 31, 2009 (Unaudited)

SHORT-TERM MUNICIPAL BOND FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
MICHIGAN (continued)
$  3,350,000   DETROIT MI COBO HALL (TAX REVENUE, NATL-RE INSURED)                             5.00%    09/30/2012   $    3,511,872
   4,320,000   DETROIT MI CONVENTION FACILITY COBO HALL (TAX REVENUE, NATL-RE INSURED)         5.00     09/30/2013        4,542,566
   2,505,000   DETROIT MI WATER SUPPLY SYSTEMS SENIOR LIEN SERIES B (WATER REVENUE,
               NATL-RE INSURED)+/-ss                                                           5.00     07/01/2013        2,660,861
   1,790,000   FLINT MI INTERNATIONAL ACADEMY (OTHER REVENUE)                                  5.00     10/01/2017        1,639,586
   2,965,000   HURON VALLEY MI SCHOOL DISTRICT (PROPERTY TAX REVENUE, NATL-RE INSURED)         5.00     05/01/2015        3,296,991
   7,500,000   KENT HOSPITAL FINANCE AUTHORITY SERIES A (HCFR)+/-ss                            4.25     01/15/2047        7,730,625
   3,445,000   KENT HOSPITAL FINANCE AUTHORITY SPECTRUM HEALTH SERIES A (HFFA
               REVENUE)+/-ss                                                                   5.00     01/15/2047        3,614,563
  27,190,000   MICHIGAN HOUSING DEVELOPMENT AUTHORITY SERIES B (HOUSING REVENUE)+/-ss          4.25     06/01/2038       27,190,000
   8,450,000   MICHIGAN KENT HOSPITAL FINANCE AUTHORITY SPECTRUM HEALTH SERIES A
               (HOSPITAL REVENUE)+/-ss                                                         5.50     01/15/2047        9,134,366
     275,000   MICHIGAN MUNICIPAL BOND AUTHORITY LOCAL GOVERNMENT LOAN PROGRAM
               SERIES A (HCFR, AMBAC INSURED)                                                  5.00     05/01/2013          282,546
   1,250,000   MICHIGAN MUNICIPAL BOND AUTHORITY LOCAL GOVERNMENT LOAN PROGRAM SERIES B
               GROUP A (OTHER REVENUE, AMBAC INSURED)                                          5.00     12/01/2012        1,293,100
   3,535,000   MICHIGAN MUNICIPAL BOND AUTHORITY LOCAL GOVERNMENT LOAN PROGRAM SERIES B
               GROUP A (OTHER REVENUE, AMBAC INSURED)                                          5.75     12/01/2014        3,746,499
     300,000   MICHIGAN MUNICIPAL BOND AUTHORITY LOCAL GOVERNMENT LOAN PROGRAM SERIES C
               (OTHER REVENUE, AMBAC INSURED)                                                  5.00     05/01/2013          308,232
   7,000,000   MICHIGAN MUNICIPAL BOND AUTHORITY STUDENT AID NOTES DETROIT SERIES 2009B
               (OTHER REVENUE)                                                                 6.00     01/20/2010        7,007,840
   7,000,000   MICHIGAN MUNICIPAL BOND AUTHORITY STUDENT AID NOTES SERIES D
               (OTHER REVENUE)                                                                 9.50     08/20/2010        6,990,200
   2,500,000   MICHIGAN STATE BUILDING AUTHORITY SERIES I (LEASE REVENUE, AGM INSURED)         5.25     10/15/2014        2,720,775
     180,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY CHARITY OBLIGATION GROUP SERIES A
               (HCFR)                                                                          5.13     11/01/2029          182,513
   5,000,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HEALTHCARE EQUIPMENT LOAN PROGRAM
               (HCFR, FIFTH THIRD BANK LOC)+/-ss                                               0.55     12/01/2032        5,000,000
   4,500,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HEALTHCARE EQUIPMENT LOAN PROGRAM
               SERIES C SUBSERIES C-15 (HCFR, FIFTH THIRD BANK LOC)+/-ss                       0.55     12/01/2032        4,500,000
   1,435,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY MCLAREN HEALTH CARE (HCFR)            5.00     05/15/2013        1,509,290
   4,500,000   MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITY LIMITED GREENWOOD VILLA
               PROJECT (LOCAL OR GTD HOUSING REVENUE, AGM INSURED)                             4.75     09/15/2017        4,801,185
   4,000,000   MICHIGAN STATE STRATEGIC FUND DETROIT ED (ELECTRICAL POWER REVENUE)+/-ss        3.05     08/01/2024        4,035,440
  12,500,000   WAYNE CHARTER COUNTY MI DETROIT METROPOLITAN WAYNE COUNTY SERIES A
               (AIRPORT REVENUE, NATLE-RE INSURED)                                             5.25     12/01/2013       12,580,625
   9,970,000   WAYNE CHARTER COUNTY MI DETROIT METROPOLITAN WAYNE COUNTY SERIES A
               (AIRPORT REVENUE, NATLE-RE INSURED)                                             5.25     12/01/2014       10,030,119
   1,500,000   WAYNE COUNTY MI DETROIT METROPOLITAN AIRPORT JUNIOR LIEN (AIRPORT REVENUE,
               NATL-RE FGIC INSURED)                                                           5.00     12/01/2012        1,535,625
   3,365,000   WAYNE COUNTY MI DETROIT METROPOLITAN AIRPORT JUNIOR LIEN (AIRPORT REVENUE,
               NATL-RE FGIC INSURED)                                                           5.00     12/01/2013        3,419,850
   1,110,000   WAYNE COUNTY MI DETROIT METROPOLITAN AIRPORT MBIA (AIRPORT & MARINA
               REVENUE, AGC-ICC, MBIA-RE, FGIC INSURED)                                        5.00     12/01/2015        1,190,220
   7,045,000   WAYNE COUNTY MI DETROIT METROPOLITAN WAYNE COUNTY AIRPORT (AIRPORT & MARINA
               REVENUE, NATL-RE INSURED)                                                       5.25     12/01/2016        7,019,286
   1,075,000   WESTERN TOWNSHIPS MI UTILITIES AUTHORITY SEWAGE DISPOSAL SYSTEMS
               (PROPERTY TAX REVENUE)                                                          4.00     01/01/2013        1,146,369
   1,100,000   WESTERN TOWNSHIPS MI UTILITIES AUTHORITY SEWAGE DISPOSAL SYSTEMS
               (PROPERTY TAX REVENUE)                                                          4.00     01/01/2014        1,181,972
                                                                                                                        164,958,629
                                                                                                                     --------------
MINNESOTA: 2.34%
  13,995,000   BECKER MN PCR NORTHERN STATES POWER SERIES A (IDR)+/-ss                         8.50     03/01/2019       15,794,057
   8,400,000   BECKER MN PCR NORTHERN STATES POWER SERIES B (IDR)+/-ss                         8.50     09/01/2019        9,465,960
     500,000   CHASKA MN INDEPENDENT SCHOOL DISTRICT # 112 COP SERIES B (LEASE REVENUE)        3.00     12/01/2012          516,265
     515,000   CHASKA MN INDEPENDENT SCHOOL DISTRICT # 112 COP SERIES B (LEASE REVENUE)        3.00     12/01/2013          530,393
     530,000   CHASKA MN INDEPENDENT SCHOOL DISTRICT # 112 COP SERIES B (LEASE REVENUE)        3.00     12/01/2014          539,794

                56 Wells Fargo Advantage Municipal Income Funds


                         Portfolio of Investments--December 31, 2009 (Unaudited)

SHORT-TERM MUNICIPAL BOND FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
MINNESOTA (continued)
$ 19,295,000   DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY BENEDECTINE HEALTH CENTER
               (HCFR, BHAC-CR AMBAC INSURED)                                                   6.00%    02/15/2020   $   19,360,796
     290,000   MARSHALL MN MEDICAL CENTER AVERA MARSHALL REGIONAL MEDICAL CENTER PROJECT
               (HCFR)                                                                          4.50     11/01/2011          307,133
   9,900,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTHSPAN SERIES B (HCFR, AMBAC
               INSURED)+/-ss(a)(m)(n)                                                          0.36     11/15/2017        9,281,250
   1,275,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORT SERIES A (HCFR)                  4.00     01/01/2015        1,364,365
   1,935,000   MINNEAPOLIS MN FAIRVIEW HEALTH SERVICES SERIES A (HCFR)                         5.13     11/15/2013        2,078,693
      65,000   WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC REVENUE)            6.38     01/01/2016           73,403
                                                                                                                         59,312,109
                                                                                                                     --------------
MISSISSIPPI: 1.52%
   1,945,000   JACKSON STATE UNIVERSITY EDUCATIONAL BUILDING CORPORATION CAMPUS FACILITIES
               PROJECT (LEASE REVENUE)+/-ss                                                    5.00     03/01/2034        2,008,407
   5,000,000   MISSISSIPPI BUSINESS FINANCE CORPORATION DDR GULFPORT PROMENADE PROJECT
               (IDR, REGIONS BANK LOC)+/-ss                                                    0.95     12/01/2037        5,000,000
  15,000,000   MISSISSIPPI BUSINESS FINANCE CORPORATION HATTIESBURG PROJECT A
               (IDR, MARSHALL & ILSLEY BANK LOC)+/-ss                                          2.47     10/01/2033       15,000,000
   3,580,000   MISSISSIPPI BUSINESS FINANCE CORPORATION SERIES A (ELECTRICAL POWER)            3.25     05/01/2014        3,593,926
  10,340,000   MISSISSIPPI BUSINESS FINANCE CORPORATION VY SERVICES INCORPORATED SERIES A
               (INDUSTRIAL REVENUE, REGIONS BANK LOC)+/-ss                                     0.95     07/01/2023       10,340,000
   1,360,000   MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION SERIES B1 (HCFR, ASSURED
               GUARANTY)                                                                       2.00     07/01/2012        1,368,949
   1,000,000   MISSISSIPPI HOSPITAL EQUIPMENT & FACILITIES AUTHORITY MISSISSIPPI BAPTIST
               HEALTH SYSTEM INCORPORATED SERIES A (HCFR REVENUE)                              5.00     08/15/2012        1,037,180
                                                                                                                         38,348,462
                                                                                                                     --------------
MISSOURI: 0.95%
   4,250,000   CHESTERFIELD VALLEY TRANSPORTATION DEVELOPMENT DISTRICT MO (SALES TAX
               REVENUE, CIFG INSURED)                                                          4.00     04/15/2026        4,281,578
     935,000   FENTON MO GRAVOIS BLUFFS REDEVELOPMENT PROJECT (TAX/ALLOCATION REVENUE)         4.50     04/01/2021          904,687
   1,745,000   LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION (TOLL ROAD REVENUE)          5.25     12/01/2014        1,577,899
     475,000   MISSOURI DEVELOPMENT FINANCE BOARD INDEPENDENCE MISSOURI CENTERPOINT
               SERIES F (LEASE REVENUE)                                                        4.00     04/01/2012          492,965
     500,000   MISSOURI DEVELOPMENT FINANCE BOARD INDEPENDENCE MISSOURI CENTERPOINT
               SERIES F (LEASE REVENUE)                                                        4.25     04/01/2013          525,375
   1,000,000   MISSOURI STATE ENVIRONMENTAL IMPROVEMENT & ENERGY RESOURCES AUTHORITY
               KANSAS CITY POWER & LIGHT (IDR, XL CA INSURED)+/-ss                             5.25     07/01/2017        1,053,890
   5,350,000   MISSOURI STATE ENVIRONMENTAL IMPROVEMENT & ENERGY RESOURCES AUTHORITY PCR
               ASSOCIATED ELECTRIC COOPERATIVE PROJECT (RESOURCE RECOVERY REVENUE)+/-ss        4.38     12/01/2034        5,507,023
     105,000   MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY SINGLE FAMILY SERIES B2
               (HOUSING REVENUE, GNMA INSURED)                                                 6.40     03/01/2029          108,511
     140,000   MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY SINGLE FAMILY SERIES D2
               (HOUSING REVENUE, GNMA INSURED)                                                 6.30     03/01/2029          142,118
   2,145,000   SIKESTON MO ELECTRICAL REVENUE (ELECTRICAL POWER, NATL-RE INSURED)              6.00     06/01/2013        2,263,812
   1,390,000   ST. LOUIS MO LAMBERT ST LOUIS INTERNATIONAL SERIES A 2 (AIRPORT REVENUE)        4.25     07/01/2012        1,417,355
   2,750,000   ST. LOUIS MO LAMBERT ST. LOUIS INTERNATIONAL SERIES B (AIRPORT REVENUE,
               NATL-RE FGIC INSURED)                                                           6.00     07/01/2013        3,026,128
   2,500,000   ST. LOUIS MO LAMBERT ST. LOUIS INTERNATIONAL SERIES B (AIRPORT REVENUE,
               NATL-RE FGIC INSURED)                                                           6.00     07/01/2011        2,651,100
                                                                                                                         23,952,441
                                                                                                                     --------------
MONTANA: 0.06%
      90,000   FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY MONTANA GLACIER PARK INTERNATIONAL
               AIRPORT SERIES A (AIRPORT REVENUE)                                              5.00     06/01/2011           92,388
     310,000   FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY MONTANA GLACIER PARK INTERNATIONAL
               AIRPORT SERIES A (AIRPORT REVENUE)                                              5.00     06/01/2012          321,501

                 Wells Fargo Advantage Municipal Income Funds 57


Portfolio of Investments--December 31, 2009 (Unaudited)

SHORT-TERM MUNICIPAL BOND FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
MONTANA (continued)
$    150,000   FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY MONTANA GLACIER PARK INTERNATIONAL
               AIRPORT SERIES B (AIRPORT REVENUE)                                              5.00%    06/01/2012   $      155,565
     685,000   MONTANA HEALTH FACILITIES AUTHORITY BENEFITS HEALTH CARE PROJECT (HCFR,
               AMBAC INSURED)                                                                  5.38     09/01/2011          718,531
     210,000   MONTANA STATE BOARD HOUSING SERIES A2 (SFMR, GO OF BOARD)                       4.20     12/01/2013          214,899
                                                                                                                          1,502,884
                                                                                                                     --------------
NEBRASKA: 0.41%
     490,000   BLAIR NE BOND ANTICIPATION NOTES SERIES B (WATER REVENUE)                       4.65     06/15/2012          494,052
   2,000,000   CENTRAL PLAINS NE ENERGY PROJECT # 1 SERIES A (NATURAL GAS REVENUE)             5.00     12/01/2014        2,129,720
   6,925,000   CENTRAL PLAINS NE ENERGY PROJECT # 1 SERIES A (NATURAL GAS REVENUE)             5.00     12/01/2015        7,290,502
     475,000   O'NEILL NE ST. ANTHONY'S PROJECT (HCFR)                                         6.25     09/01/2012          499,904
                                                                                                                         10,414,178
                                                                                                                     --------------
NEVADA: 0.25%
   2,460,000   CLARK COUNTY NV JET AVIATION FUEL TAX SERIES C (AIRPORT REVENUE, AMBAC
               INSURED)                                                                        5.00     07/01/2013        2,579,728
   1,145,000   RENO NV WASHOE MEDICAL CENTER SERIES A (HOSPITAL REVENUE, AMBAC INSURED)        5.25     06/01/2011        1,192,082
   1,195,000   RENO NV WASHOE MEDICAL CENTER SERIES A (HOSPITAL REVENUE, AMBAC INSURED)        5.25     06/01/2012        1,268,863
   1,225,000   RENO NV WASHOE MEDICAL CENTER SERIES A (HOSPITAL REVENUE, AMBAC INSURED)        5.25     06/01/2013        1,317,843
                                                                                                                          6,358,516
                                                                                                                     --------------
NEW HAMPSHIRE: 0.55%
   8,000,000   NEW HAMPSHIRE BUSINESS FINANCE AUTHORITY THE UNITED ILLUMINATING
               COMPANY PROJECT (PCR)+/-ss                                                      7.13     07/01/2027        8,509,440
   5,135,000   NEW HAMPSHIRE HOUSING FINANCE AUTHORITY SFMR SERIES B (HOUSING REVENUE)         5.00     07/01/2027        5,369,978
                                                                                                                         13,879,418
                                                                                                                     --------------
NEW JERSEY: 0.64%
   2,700,000   GLOUCESTER COUNTY NJ IMPROVEMENT AUTHORITY WASTE MANAGEMENT
               INCORPORATED PROJECT SERIES A (RESOURCE RECOVERY REVENUE)+/-ss                  2.63     12/01/2029        2,702,241
   2,615,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX (TOBACCO &
               LIQUOR TAXES REVENUE)                                                           5.38     06/15/2014        2,693,633
   2,000,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX (TOBACCO & LIQUOR
               TAXES REVENUE, FGIC INSURED)                                                    5.00     06/15/2012        2,053,840
   1,285,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY SERIES A (EDUCATIONAL
               FACILITIES REVENUE)                                                             5.00     06/01/2013        1,405,443
   5,555,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY SERIES A (EDUCATIONAL
               FACILITIES REVENUE)                                                             5.00     06/01/2014        6,144,663
     995,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY SERIES A (OTHER
               REVENUE, AMBAC INSURED)                                                         5.20     06/01/2013        1,001,945
     100,000   NEW JERSEY STATE HIGHWAY AUTHORITY GARDEN STATE PARKWAY GENERAL
               (TOLL ROAD REVENUE)                                                             6.20     01/01/2010          100,000
                                                                                                                         16,101,765
                                                                                                                     --------------
NEW MEXICO: 0.59%
     165,000   ALBUQUERQUE NM MCT INDUSTRIES INCORPORATED PROJECT (INDUSTRIAL REVENUE)         3.70     04/01/2010          165,446
   1,250,000   CLAYTON NM JAIL PROJECT REVENUE (OTHER REVENUE, CIFG INSURED)                   5.00     11/01/2014        1,290,775
   6,500,000   NEW MEXICO EDUCATIONAL ASSISTANCE FOUNDATION SERIES C (STUDENT LOAN REVENUE)    3.90     09/01/2014        6,551,935
     970,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR CLASS IA2 (SFMR, FNMA INSURED)       5.60     01/01/2039          995,404
     405,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR CLASS ID2 (HOUSING REVENUE,
               GNMA INSURED)                                                                   4.05     07/01/2026          401,902
   4,900,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR CLASS ID2 (HOUSING REVENUE,
               GNMA INSURED)                                                                   4.38     07/01/2033        5,010,250

                58 Wells Fargo Advantage Municipal Income Funds


                         Portfolio of Investments--December 31, 2009 (Unaudited)

SHORT-TERM MUNICIPAL BOND FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
NEW MEXICO (continued)
$    355,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES A2 (HOUSING REVENUE,
               GNMA INSURED)                                                                   7.10%    09/01/2030   $      365,547
     200,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES F2 (HOUSING REVENUE,
               GNMA INSURED)                                                                   6.80     03/01/2031          205,496
                                                                                                                         14,986,755
                                                                                                                     --------------
NEW YORK: 2.05%
   3,015,000   AMHERST NY IDAG CIVIC FACILITIES SERIES A (COLLEGE & UNIVERSITY REVENUE,
               RADIAN INSURED)+/-ss                                                            4.20     10/01/2031        3,080,516
   1,500,000   LONG ISLAND POWER AUTHORITY ELECTRICAL SYSTEM SERIES D (ELECTRICAL POWER,
               NATL-RE INSURED)+/-ss                                                           3.59     09/01/2015        1,415,490
   4,010,000   MONROE COUNTY NY AIRPORT AUTHORITY GREATER ROCHESTER INTERNATIONAL AIRPORT
               (AIRPORT & MARINA, NATL-RE INSURED)                                             5.75     01/01/2014        4,306,900
   5,030,000   MONROE COUNTY NY AIRPORT AUTHORITY GREATER ROCHESTER INTERNATIONAL AIRPORT
               (AIRPORT & MARINA, NATL-RE INSURED)                                             5.75     01/01/2015        5,420,630
   3,830,000   MONROE COUNTY NY AIRPORT AUTHORITY GREATER ROCHESTER INTERNATIONAL AIRPORT
               (AIRPORT & MARINA, NATL-RE INSURED)                                             5.88     01/01/2016        4,107,369
     135,000   NASSAU COUNTY NY IDA NORTH SHORE HEALTH SYSTEMS PROJECTS C (HOSPITAL REVENUE)   5.63     11/01/2010          138,087
     205,000   NASSAU COUNTY NY IDAG SPECIAL NEEDS FACILITIES PROGRAM F1 (ECONOMIC
               DEVELOPMENT REVENUE, ACA INSURED)                                               4.30     07/01/2010          203,922
   1,070,000   NEW YORK CITY IDAG YANKEE STADIUM (RECREATIONAL REVENUE, GUARANTEE
               AGREEMENT)##                                                                    2.09     03/01/2012        1,023,327
   2,755,000   NEW YORK CITY IDAG YANKEE STADIUM (RECREATIONAL REVENUE, GUARANTEE
               AGREEMENT)##                                                                    2.51     03/01/2013        2,549,587
   6,935,000   NEW YORK CITY TERMINAL ONE GROUP ASSOCIATION PROJECT (LEASE REVENUE)            5.00     01/01/2012        7,207,754
   1,000,000   NEW YORK CITY TRANSIT AUTHORITY TRIBOROUGH BRIDGE & TUNNEL (LEASE REVENUE,
               AMBAC INSURED)                                                                  5.30     01/01/2012        1,013,050
     250,000   NEW YORK NY IDAG TERMINAL ONE GROUP ASSOCIATION PROJECT (LEASE REVENUE)         5.00     01/01/2011          255,960
   5,750,000   NEW YORK NY TRANSITIONAL FINANCE AUTHORITY FUTURE TAX SECTION SUBSERIES C2
               (SALES TAX REVENUE, AGM INSURED)+/-ss                                           0.73     11/01/2027        5,750,000
   7,775,000   NEW YORK STATE ENERGY R&D AUTHORITY NY STATE ELECTRICAL & GAS D
               (ELECTRICAL POWER, NATL-RE INSURED)+/-ss                                        4.10     12/01/2015        7,816,052
   3,145,000   NEW YORK TOBACCO SETTLEMENT FINANCING CORPORATION SERIES A-1
               (TOBACCO SETTLEMENT REVENUE)                                                    5.50     06/01/2016        3,184,061
   1,505,000   NIAGARA FALLS NY BRIDGE COMMISSION SERIES B (TOLL ROAD REVENUE, NATL-RE
               INSURED)                                                                        5.25     10/01/2015        1,602,133
     520,000   NIAGARA NY BUFFALO NIAGARA INTERNATIONAL AIRPORT SERIES A (AIRPORT REVENUE,
               NATL-RE INSURED)                                                                5.75     04/01/2011          526,594
     325,000   ORANGE COUNTY NY SPECIAL NEEDS FACILITIES PROGRAM G1 (ECONOMIC DEVELOPMENT
               REVENUE, ACA INSURED)                                                           4.35     07/01/2011          316,154
      25,000   SUFFOLK COUNTY NY SPECIAL NEEDS SERIES C1 (OTHER REVENUE)                       6.88     07/01/2010           25,106
   1,750,000   TOBACCO SETTLEMENT FINANCING CORPORATION NY SERIES A (TOBACCO SETTLEMENT
               FUNDED)                                                                         5.50     06/01/2018        1,850,415
                                                                                                                         51,793,107
                                                                                                                     --------------
NORTH CAROLINA: 2.18%
   5,080,000   NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES C (ELECTRIC REVENUE,
               NATL-RE INSURED)                                                                7.00     01/01/2013        5,436,159
  36,084,000   NORTH CAROLINA MEDICAL CARE COMMISSION CAROMONT HEALTH (HCFR, ASSURED
               GUARANTY)+/-ss                                                                  0.85     02/15/2035       36,084,000
   8,980,000   NORTH CAROLINA MEDICAL CARE COMMISSION UNIVERSITY HEALTH SYSTEM SERIES E1
               (NURSING HOME REVENUE)+/-ss                                                     5.75     12/01/2036        9,787,392
   1,250,000   PITT COUNTY NC MEMORIAL HOSPITAL (HOSPITAL REVENUE)                             5.38     12/01/2010        1,289,463
   2,465,000   RALEIGH DURHAM NC AIRPORT AUTHORITY SERIES A (AIRPORT & MARINA REVENUE,
               NATL-RE, FGIC INSURED)                                                          5.25     11/01/2013        2,574,126
                                                                                                                         55,171,140
                                                                                                                     --------------

                Wells Fargo Advantage Municipal Income Funds 59


Portfolio of Investments--December 31, 2009 (Unaudited)

SHORT-TERM MUNICIPAL BOND FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
NORTH DAKOTA: 0.12%
$    685,000   FARGO ND MERITCARE OBLIGATED GROUP SERIES A (HCFR, NATL-RE INSURED)             5.50%    06/01/2011   $      694,069
   1,025,000   GRAND FORKS ND ALTRU HEALTH SYSTEM OBLIGATION GROUP (HOSPITAL REVENUE,
               NATL-RE INSURED)                                                                5.40     08/15/2011        1,027,142
   1,310,000   GRAND FORKS ND ALTRU HEALTH SYSTEM OBLIGATION GROUP (HOSPITAL REVENUE,
               NATL-RE INSURED)                                                                5.40     08/15/2012        1,312,463
                                                                                                                          3,033,674
                                                                                                                     --------------
OHIO: 2.85%
      50,000   BUCKEYE OH TOBACCO SETTLEMENT FINANCING AUTHORITY SERIES A-1
               (TOBACCO SETTLEMENT REVENUE)                                                    4.25     06/01/2011           50,458
   4,000,000   BUCKEYE OH TOBACCO SETTLEMENT FINANCING AUTHORITY SERIES A-1
               (TOBACCO SETTLEMENT REVENUE)                                                    5.00     06/01/2011        4,077,680
   1,805,000   LAKE COUNTY OH HOSPITAL SYSTEM SERIES C (HOSPITAL REVENUE)                      4.00     08/15/2011        1,815,361
   1,625,000   MONTGOMERY COUNTY OH WATER REVENUE GREATER MORAINE BEAVER (WATER REVENUE,
               AMBAC INSURED)                                                                  4.00     05/01/2015        1,664,569
   5,500,000   MONTGOMERY COUNTY OH CATHOLIC HEALTH INITIATIVES SERIES D (HOSPITAL
               REVENUE)+/-ss                                                                   5.25     10/01/2038        5,985,210
   2,650,000   MONTGOMERY COUNTY OH WATER REVENUE REFUNDING SYSTEM GREATER MORAINE BEAVER
               (WATER REVENUE, AMBAC INSURED)                                                  5.38     11/15/2015        2,768,296
   1,500,000   OHIO STATE AIR QUALITY DEVELOPMENT AUTHORITY AIR QUALITY DEVELOPMENT
               AUTHORITY POWER PROJECT (ELECTRIC, POWER & LIGHT REVENUE, NATL-RE
               INSURED)+/-ss                                                                   4.85     08/01/2040        1,556,670
   2,900,000   OHIO STATE AIR QUALITY DEVELOPMENT AUTHORITY FIRST ENERGY SERIES B
               (INDUSTRIAL REVENUE)+/-ss                                                       3.00     10/01/2033        2,904,263
   8,000,000   OHIO STATE AIR QUALITY DEVELOPMENT AUTHORITY PCR FIRSTENERGY SERIES D
               (IDR)+/-ss                                                                      4.75     08/01/2029        8,178,720
   1,750,000   OHIO STATE HIGHER EDUCATIONAL FACILITY COMMISSION HOSPITAL CLEVELAND CLINIC
               HEALTH SERIES A (HOSPITAL REVENUE)                                              4.00     01/01/2013        1,851,413
   1,000,000   OHIO STATE HIGHER EDUCATIONAL FACILITY COMMISSION HOSPITAL CLEVELAND CLINIC
               HEALTH SERIES A (HOSPITAL REVENUE)                                              5.00     01/01/2014        1,101,010
   7,500,000   OHIO STATE HIGHER EDUCATIONAL FACILITY COMMISSION SERIES B UNIVERSITY
               HOSPITAL HEALTH SYSTEM (HOSPITAL REVENUE)+/-ss                                  3.75     01/15/2025        7,682,325
   3,300,000   OHIO STATE WATER DEVELOPMENT AUTHORITY WASTE MANAGEMENT PROJECT
               (RESOURCE RECOVERY REVENUE)+/-ss                                                1.00     07/01/2021        3,300,000
  25,000,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS (OTHER REVENUE, NATL-RE
               INSURED)+/-ss                                                                   0.75     04/01/2026       25,000,000
   2,000,000   STATE OF OHIO REPUBLIC SERVICES PROJECT (INDUSTRIAL DEVELOPMENT
               REVENUE)+/-ss                                                                   4.25     04/01/2033        1,942,320
   2,346,000   WASHINGTON COUNTY OH HOSPITAL REVENUE MARIETTA AREA HEALTH (HCFR,
               AGM INSURED)+/-ss                                                               0.55     12/01/2033        2,346,000
                                                                                                                         72,224,295
                                                                                                                     --------------
OKLAHOMA: 1.48%
   1,055,000   CHEROKEE NATION OF OKLAHOMA HEALTHCARE SYSTEM SERIES 2006 (HOSPITAL
               REVENUE, ACA INSURED)++                                                         4.10     12/01/2011        1,080,995
     636,526   COMANCHE COUNTY OK INDEPENDENT SCHOOL DISTRICT # 4 GERONIMO (EDUCATIONAL
               FACILITIES REVENUE)                                                             6.25     08/15/2014          676,296
   1,865,000   MCCLAIN COUNTY ECONOMIC DEVELOPMENT AUTHORITY EDUCATIONAL FACILITIES
               (LEASE REVENUE)                                                                 4.25     09/01/2014        1,973,748
   4,490,000   MUSKOGEE OK INDUSTRIAL TRAINING EDUCATIONAL FACILITIES (LEASE REVENUE,
               ASSURED GUARANTY)                                                               4.25     09/01/2012        4,811,394
   5,905,000   OKLAHOMA CITY OK AIRPORT TRUST JUNIOR LIEN SERIES B (AIRPORT & MARINA, ACA
               INSURED)                                                                        5.75     07/01/2015        5,999,303
  13,000,000   OKLAHOMA CITY OK INDUSTRIAL & CULTURAL FACILITIES SERIES B (HCFR, NATL-RE
               INSURED)+/-ss(a)(m)(n)                                                          0.72     06/01/2019       12,155,000
     235,000   OKLAHOMA COUNTY FINANCE AUTHORITY JONES PUBLIC SCHOOL PROJECT (LEASE
               REVENUE)                                                                        4.00     09/01/2014          244,948
     840,000   OKLAHOMA COUNTY FINANCE AUTHORITY WESTERN HEIGHTS PUBLIC SCHOOLS PROJECT
               (LEASE REVENUE)                                                                 3.25     09/01/2012          860,286
   1,090,000   OKLAHOMA DEVELOPMENT FINANCE AUTHORITY LEASE REVENUE DEPARTMENT OF HUMAN
               SERVICES COMMUNITY OFFICE (LEASE REVENUE, AMBAC INSURED)                        5.25     02/01/2015        1,124,891
   3,000,000   OKLAHOMA DEVELOPMENT FINANCE AUTHORITY PCR PUBLIC SERVICE COMPANY
               OKLAHOMA PROJECT (IDR)                                                          5.25     06/01/2014        3,215,580

                60 Wells Fargo Advantage Municipal Income Funds


                         Portfolio of Investments--December 31, 2009 (Unaudited)

SHORT-TERM MUNICIPAL BOND FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
OKLAHOMA (continued)
$  1,130,000   OKMULGEE OK MUNICIPAL UTILITY SYSTEM & SALES TAX REVENUE SERIES A (OTHER
               REVENUE)                                                                        2.00%    12/01/2012   $    1,128,463
   1,000,000   OKMULGEE OK MUNICIPAL UTILITY SYSTEM & SALES TAX REVENUE SERIES A (OTHER
               REVENUE)                                                                        2.25     12/01/2013          999,880
   1,035,000   TULSA OK AIRPORTS IMPROVEMENT TRUST SERIES A (AIRPORT & MARINA REVENUE)         3.00     06/01/2012        1,037,619
   2,250,000   TULSA OK AIRPORTS IMPROVEMENT TRUST SERIES A (AIRPORT & MARINA REVENUE)         3.00     06/01/2013        2,229,255
                                                                                                                         37,537,658
                                                                                                                     --------------
OREGON: 0.07%
   1,000,000   OREGON STATE FACILITIES AUTHORITY LEGACY HEALTH SYSTEM (HCFR)                   5.00     03/15/2013        1,071,020
     750,000   OREGON STATE FACILITIES AUTHORITY LEGACY HEALTH SYSTEM (HCFR)                   5.00     03/15/2014          807,345
                                                                                                                          1,878,365
                                                                                                                     --------------
PENNSYLVANIA: 6.36%

     525,000   ALLEGHENY COUNTY PA AIRPORT AUTHORITY PITTSBURGH INTERNATIONAL AIRPORT
               (AIRPORT REVENUE, NATL-RE FGIC INSURED)                                         6.00     01/01/2013          531,200
   1,175,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY UNIVERSITY OF PITTSBURGH
               MEDICAL CENTER SERIES B (HOSPITAL REVENUE)                                      5.00     06/15/2014        1,276,908
   1,090,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY WEST PENNYSYLVANIA
               SERIES A (HCFR)                                                                 5.00     11/15/2011        1,066,009
   4,000,000   ALLEGHENY COUNTY PA IDA ENVIRONMENTAL (IDR)                                     6.50     05/01/2017        4,087,120
     500,000   ALLEGHENY COUNTY PA SANITATION AUTHORITY (SEWER REVENUE, NATL-RE INSURED)       5.00     12/01/2012          517,225
   2,585,000   ALLEGHENY COUNTY PA UNIVERSITY OF PITTSBURGH MEDICAL CENTER SERIES B
               (HOSPITAL REVENUE)                                                              5.00     06/15/2014        2,809,197
   2,100,000   BEAVER COUNTY IDA PCR FIRSTENERGY SERIES B (IDR)+/-ss                           3.00     10/01/2047        2,112,201
   1,870,000   CHESTER COUNTY PA IDA RENAISSANCE ACADEMY PROJECT SERIES A
               (PRIVATE SCHOOLS REVENUE)                                                       5.63     10/01/2015        1,768,328
     765,000   CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A (PRIVATE SCHOOLS
               REVENUE)                                                                        5.25     10/01/2010          763,715
     650,000   CUMBERLAND COUNTY PA MUNICIPAL AUTHORITY DIAKON LUTHERAN (HCFR)                 3.75     01/01/2013          643,637
   2,310,000   CUMBERLAND COUNTY PA MUNICIPAL AUTHORITY DIAKON LUTHERAN (HCFR)                 5.00     01/01/2015        2,347,769
   4,290,000   DELAWARE COUNTY PA IDA RESOURCE RECOVERY FACILITY SERIES A (RESOURCE
               RECOVERY REVENUE)                                                               6.10     07/01/2013        4,290,987
     200,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES 1985 B (OTHER
               REVENUE, BAYERISCHE LANDESBANK LOC)+/-ss                                        0.32     12/01/2020          200,000
   4,400,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES A (OTHER REVENUE,
               BAYERISCHE LANDESBANK LOC)+/-ss                                                 0.32     12/01/2017        4,400,000
   1,100,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES A (OTHER REVENUE,
               BAYERISCHE LANDESBANK LOC)+/-ss                                                 0.32     12/01/2019        1,100,000
   2,235,000   GALLERY CERTIFICATE TRUST PA (AUTO PARKING REVENUE, FSA INSURED)                4.50     02/15/2013        2,240,610
   3,250,000   HARRISBURG PA AUTHORITY RESOURCE RECOVERY FACILITY CAPITAL APPRECIATION
               LIMITED OBLIGATION SERIES C (RESOURCE RECOVERY REVENUE)##                       4.43     12/15/2010        3,116,360
   8,080,000   HARRISBURG PA AUTHORITY RESOURCE RECOVERY FACILITY SERIES D 1 (OTHER
               REVENUE, AGM INSURED)+/-ss                                                      6.75     12/01/2033        8,297,190
   2,535,000   LUZERNE COUNTY PA SERIES C (PROPERTY TAX REVENUE, FSA INSURED)                  7.00     11/01/2018        2,960,525
   2,000,000   LYCOMING COUNTY PA HEALTH SYSTEM SUSQUEHANNA HEALTH SYSTEM PROJECT A
               (HCFR, ACA INSURED)                                                             5.00     07/01/2014        2,050,160
     850,000   MCKEAN COUNTY PA BRADFORD HOSPITAL PROJECT (HOSPITAL REVENUE, ACA INSURED)      5.00     10/01/2010          850,612
   2,000,000   MCKEESPORT PA AREA SCHOOL DISTRICT (PROPERTY TAX REVENUE, AMBAC INSURED)##      3.70     10/01/2014        1,679,560
   6,135,000   PENNSYLVANIA ALBERT EINSTEIN HEALTHCARE SERIES A (HOSPITAL REVENUE)             5.00     10/15/2013        6,357,516
  11,785,000   PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCING AUTHORITY MAIN LINE HEALTH
               (OTHER REVENUE)+/-ss                                                            0.65     10/01/2027       11,048,438
   2,250,000   PENNSYLVANIA EDFA (RESOURCE RECOVERY REVENUE, AMBAC INSURED)                    5.00     12/01/2014        2,204,843
   3,715,000   PENNSYLVANIA EDFA COLVER PROJECT SERIES F (OTHER REVENUE, AMBAC INSURED)        5.00     12/01/2013        3,677,181
   1,900,000   PENNSYLVANIA EDFA COLVER PROJECT SERIES F (RESOURCE RECOVERY REVENUE,
               AMBAC INSURED)                                                                  5.00     12/01/2015        1,829,282
   6,500,000   PENNSYLVANIA EDFA WASTE MANAGEMENT PROJECT (OTHER REVENUE)+/-ss                 2.63     12/01/2033        6,489,015
   1,590,000   PENNSYLVANIA STATE FINANCE AUTHORITY COMMUNITY BEAVER COUNTY PJ
               (COLLEGE & UNIVERSITY REVENUE, NATL-RE INSURED)                                 4.65     12/01/2013        1,594,611

                Wells Fargo Advantage Municipal Income Funds 61


Portfolio of Investments--December 31, 2009 (Unaudited)

SHORT-TERM MUNICIPAL BOND FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
PENNSYLVANIA (continued)
$  1,375,000   PENNSYLVANIA STATE HIGHER EDUCATION FACILITIES (COLLEGE & UNIVERSITY
               REVENUE, RADIAN INSURED)                                                        5.50%    03/15/2013   $    1,380,596
  20,000,000   PENNSYLVANIA STATE TURNPIKE COMMISSION DEPARTMENT OF GENERAL SERVICES
               SERIES C (TOLL ROAD REVENUE)+/-ss                                               1.29     12/01/2014       20,000,000
  15,000,000   PENNSYLVANIA STATE TURNPIKE COMMISSION SERIES C (TOLL ROAD REVENUE)+/-ss        1.22     12/01/2013       15,000,000
   1,000,000   PHILADELPHIA PA 16TH SERIES (NATURAL GAS REVENUE, AGM INSURED)                  5.50     07/01/2013        1,013,000
   3,225,000   PHILADELPHIA PA 7TH SERIES 1998 GENERAL ORDINANCE (UTILITIES REVENUE,
               AMBAC INSURED)                                                                  5.00     10/01/2013        3,391,152
   1,000,000   PHILADELPHIA PA 8TH SERIES 1998 GENERAL ORDINANCE (NATURAL GAS REVENUE)         5.00     08/01/2013        1,057,230
   4,045,000   PHILADELPHIA PA 8TH SERIES GENERAL ORDINANCE (NATURAL GAS REVENUE)              5.00     08/01/2014        4,252,832
   8,000,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT (LEASE REVENUE,
               NATL-RE INSURED)                                                                5.00     10/01/2012        8,497,760
   2,300,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT SERIES A (AIRPORT &
               MARINA REVENUE, NATL-RE, FGIC INSURED)                                          5.00     07/01/2015        2,313,616
   5,625,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT SERIES A (LEASE
               REVENUE, NATL-RE, FGIC INSURED)                                                 5.00     10/01/2013        6,006,544
   1,000,000   PHILADELPHIA PA CITY OF PHILADELPHIA (PROPERTY TAX REVENUE, CIFG INSURED)       5.00     08/01/2014        1,067,480
     780,000   PHILADELPHIA PA MUNICIPAL AUTHORITY (LEASE REVENUE)                             4.00     04/01/2012          799,734
   1,290,000   PHILADELPHIA PA MUNICIPAL AUTHORITY (LEASE REVENUE)                             4.00     04/01/2013        1,323,166
   2,265,000   PHILADELPHIA PA PARKING AUTHORITY (AIRPORT REVENUE)                             5.00     09/01/2012        2,416,166
   2,405,000   PHILADELPHIA PA SCHOOL DISTRICT SERIES E (PROPERTY TAX REVENUE, STATE AID
               WITHHOLDING)                                                                    5.00     09/01/2011        2,559,281
   1,110,000   PHILADELPHIA PA SERIES B (AIRPORT REVENUE, NATL-RE INSURED)                     5.50     06/15/2016        1,140,780
   6,250,000   PITTSBURGH PA WATER & SEWER AUTHORITY SERIES C (WATER REVENUE, ASSURED
               GTY)+/-ss                                                                       2.63     09/01/2035        6,264,438
                                                                                                                        160,793,974
                                                                                                                     --------------
PUERTO RICO: 1.35%
     310,000   CHILDREN'S TRUST FUND PUERTO RICO (TOBACCO SETTLEMENT REVENUE)                  4.00     05/15/2010          311,181
   2,740,000   COMMONWEALTH OF PUERTO RICO (OTHER REVENUE, FGIC INSURED)                       5.50     07/01/2011        2,858,313
     100,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY SERIES 2447
               (OTHER REVENUE, ASSURED GUARANTY)+/-ss                                          0.26     07/01/2036          100,000
     215,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES EE (ELECTRIC REVENUE, NATL-RE
               INSURED)                                                                        5.25     07/01/2014          216,948
   1,500,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES WW (POWER REVENUE)                  5.00     07/01/2011        1,564,260
   4,125,000   PUERTO RICO GOVERNMENT FACILITIES SERIES M (LEASE REVENUE,
               COMMONWEALTH GUARANTEED)                                                        5.50     07/01/2011        4,282,245
   4,625,000   PUERTO RICO HFA VIVIENDA MODERNIZATION (HOUSING REVENUE)                        4.75     10/01/2011        4,632,585
   2,120,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY (FUEL SALES TAX REVENUE,
               NATL-RE INSURED)                                                                5.50     07/01/2013        2,265,453
     420,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES CC (TOLL ROAD
               REVENUE)                                                                        5.00     07/01/2012          439,055
   2,470,000   PUERTO RICO HIGHWAY & TRANSPORTATION SERIES W (FUEL SALES TAX REVENUE)          5.50     07/01/2013        2,625,635
   1,820,000   PUERTO RICO HIGHWAY & TRANSPORTATION SERIES X (FUEL SALES TAX REVENUE)          5.50     07/01/2013        1,934,678
  12,250,000   PUERTO RICO SALES TAX FINANCING CORPORATION FIRST SUBSERIES A
               (SALES TAX REVENUE)+/-ss                                                        5.00     08/01/2039       12,843,635
                                                                                                                         34,073,988
                                                                                                                     --------------
RHODE ISLAND: 0.05%
   1,175,000   RHODE ISLAND HEALTH & EDUCATIONAL BUILDING CORPORATION PROVIDENCE PUBLIC
               SCHOOLS (OTHER REVENUE, AGM INSURED)                                            5.00     05/15/2014        1,287,800
                                                                                                                     --------------
SOUTH CAROLINA: 0.91%
   1,350,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B
               (TOLL ROAD REVENUE)##(i)                                                       15.55     01/01/2027          121,500
   3,435,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B
               (TOLL ROAD REVENUE)##(i)                                                       15.03     01/01/2028          283,388
  18,250,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B
               (TOLL ROAD REVENUE)##(i)                                                       11.98     01/01/2037          885,125

                 62 Wells Fargo Advantage Municipal Income Funds


                         Portfolio of Investments--December 31, 2009 (Unaudited)

SHORT-TERM MUNICIPAL BOND FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
SOUTH CAROLINA (continued)
$ 14,500,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B
               (TOLL ROAD REVENUE)##(i)                                                        11.88%   01/01/2038   $      626,400
     130,000   GREENVILLE COUNTY SC DONALDSON INDUSTRIAL AIR PARK PROJECT A (AIRPORT
               REVENUE)                                                                         5.50    04/01/2011          125,878
   1,100,000   ORANGEBURG COUNTY SC JOINT GOVERNMENT ACTION AUTHORITY (SALES TAX REVENUE,
               NATL-RE INSURED)                                                                 5.00    10/01/2013        1,150,754
   2,010,000   ORANGEBURG SC JOINT GOVERNMENTAL ACTION AUTHORITY (SALES TAX REVENUE,
               NATL-RE INSURED)                                                                 5.00    04/01/2011        2,069,275
   1,860,000   PIEDMONT MUNICIPAL POWER AGENCY UNREFUNDED BALANCE 2004 SERIES A
               (ELECTRICAL POWER REVENUE, FGIC)                                                 6.50    01/01/2016        2,110,114
   9,460,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO HEALTH
               (HCFR)+/-ss                                                                      0.99    08/01/2039        8,873,480
   2,900,000   TOBACCO SETTLEMENT REVENUE MANAGEMENT AUTHORITY SC (TOBACCO
               SETTLEMENT FUNDED)                                                               5.00    06/01/2018        2,904,669
   4,000,000   YORK COUNTY SC PCR SERIES B 2 (SEWER REVENUE)+/-ss                               2.25    09/15/2024        4,002,800
                                                                                                                         23,153,383
                                                                                                                     --------------
SOUTH DAKOTA: 0.09%
     830,000   LOWER BRULE SIOUX TRIBE OF SOUTH DAKOTA SERIES B (PROPERTY TAX REVENUE)          5.15    05/01/2014          745,290
     235,000   SOUTH DAKOTA EDFA ECONOMIC DEVELOPMENT REVENUE POOLED LOAN PG MCELEEG
               SOUTH DAKOTA PJ-B (INDUSTRIAL REVENUE)                                           4.38    04/01/2011          242,405
   1,200,000   SOUTH DAKOTA STATE HEALTH AND EDUCATIONAL SANFORD HEALTH (HOSPITAL REVENUE)      4.00    11/01/2013        1,251,960
                                                                                                                          2,239,655
                                                                                                                     --------------
TENNESSEE: 6.46%
   7,600,000   CHATTANOOGA TN INDUSTRIAL BOARD (RECREATIONAL REVENUE, SUNTRUST BANK
               LOC)+/-ss                                                                        0.35    07/01/2026        7,600,000
   4,200,000   CHATTANOOGA-HAMILTON COUNTY TN HOSPITAL AUTHORITY (HCFR, AGM INSURED)            5.00    10/01/2013        4,544,484
   1,850,000   CHATTANOOGA-HAMILTON COUNTY TN HOSPITAL AUTHORITY (HCFR, AGM INSURED)            5.00    10/01/2013        2,001,737
   4,085,000   CHATTANOOGA-HAMILTON COUNTY TN HOSPITAL AUTHORITY (HCFR, AGM INSURED)            5.00    10/01/2014        4,404,365
   1,650,000   CHATTANOOGA-HAMILTON COUNTY TN HOSPITAL AUTHORITY (HCFR, AGM INSURED)            5.00    10/01/2014        1,778,997
   9,000,000   CLAIBORNE COUNTY TN LINCOLN MEMORIAL UNIVERSITY PROJECT (COLLEGE &
               UNIVERSITY REVENUE, AMSOUTH BANK LOC)+/-ss                                       0.95    07/01/2036        9,000,000
   3,000,000   CLARKSVILLE TN NATURAL GAS ACQUISITION CORPORATION (NATURAL GAS REVENUE)         5.00    12/15/2011        3,133,800
   2,785,000   CLARKSVILLE TN NATURAL GAS ACQUISITION CORPORATION (UTILITIES REVENUE)           5.00    12/15/2012        2,933,051
   2,395,000   ELIZABETHTON TN HEALTH & EDUCATION FACILITIES (HCFR, NATL-RE INSURED)            6.25    07/01/2014        2,615,963
  11,100,000   ELIZABETHTON TN HEALTH & EDUCATIONAL FACILITIES SERIES B PREREFUNDED (HCFR)      8.00    07/01/2033       12,692,517
   1,200,000   ELIZABETHTON TN HEFA SERIES B (HCFR, NATL-RE INSURED)                            7.75    07/01/2029        1,365,324
   8,750,000   JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES (HOSPITAL REVENUE, NATL-RE
               INSURED)                                                                         7.50    07/01/2033        9,905,525
  10,700,000   JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES BOARD 1ST MORTGAGE MOUNTAIN
               STATES (HCFR)                                                                    7.50    07/01/2033       12,113,042
  21,305,000   JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES BOARD MOUNTAIN STATES
               HEALTH ALLIANCE A (HCFR, REGIONS BANK LOC)+/-ss                                  0.90    07/01/2038       21,305,000
  20,648,000   JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES BOARD MOUNTAIN STATES
               HEALTHALLIANCE A (HCFR, REGIONS BANK LOC)+/-ss                                   0.90    07/01/2038       20,648,000
   1,135,000   KNOX COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD (HOSPITAL
               REVENUE)                                                                         4.13    04/01/2011        1,149,664
   7,000,000   KNOX COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD FORT SANDERS
               ALLIANCE (HCFR, NATL-RE INSURED)                                                 5.75    01/01/2012        7,400,330
   1,750,000   LEWISBURG TN INDUSTRIAL DEVELOPMENT BOARD WASTE MANAGEMENT INCORPORATED
               PROJECT (RESOURCE RECOVERY REVENUE)+/-ss                                         1.00    07/01/2012        1,750,298
     200,000   METROPOLITAN NASHVILLE AIRPORT AUTHORITY IMPROVEMENT SERIES C (AIRPORT
               REVENUE, NATL-RE FGIC INSURED)                                                   5.38    07/01/2013          202,490
   1,000,000   SEVIER COUNTY TN UTILITY DISTRICT (UTILITIES REVENUE, AMBAC INSURED)             5.40    05/01/2011        1,002,280
   1,335,000   SULLIVAN COUNTY TN HEALTH & EDUCATION FACILITIES WELLMONT HEALTH SYSTEMS
               (HOSPITAL REVENUE, RADIAN INSURED)                                               5.00    09/01/2011        1,346,307
   1,125,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (NATURAL GAS REVENUE)          5.00    09/01/2011        1,185,728
   1,830,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (NATURAL GAS REVENUE)          5.00    09/01/2013        1,931,986
   5,925,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (NATURAL GAS REVENUE)          5.00    09/01/2014        6,231,323

                 Wells Fargo Advantage Municipal Income Funds 63


Portfolio of Investments--December 31, 2009 (Unaudited)

SHORT-TERM MUNICIPAL BOND FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
TENNESSEE (continued)
$ 16,090,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (UTILITIES REVENUE)            5.00%   09/01/2015   $   16,831,266
   7,895,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES C (UTILITY REVENUE)              5.00    02/01/2015        8,376,911
                                                                                                                        163,450,388
                                                                                                                     --------------
TEXAS: 6.01%
  10,000,000   ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A (SALES TAX REVENUE,
               NATL-RE INSURED)                                                                 5.00    08/15/2034       10,022,600
   1,300,000   BRAZOS RIVER TX HARBOR NAVIGATION DISTRICT THE DOW CHEMICAL COMPANY
               (OTHER REVENUE)                                                                  5.25    10/01/2011        1,312,194
      85,000   DUNCANVILLE TX HOSPITAL AUTHORITY METHODIST HOSPITALS DALLAS PROJECT
               (HOSPITAL REVENUE, GO OF HOSPITAL)                                               9.00    01/01/2010           85,000
   1,220,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE REVENUE)                    5.00    10/01/2011        1,252,196
      10,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE REVENUE)                    5.00    10/01/2012           10,323
     225,000   GATEWAY TX PUBLIC FACILITY CORPORATION STONEGATE VILLAS APARTMENTS PROJECT
               (HOUSING REVENUE, FNMA INSURED)                                                  3.88    01/01/2010          225,000
   3,345,000   HARRIS COUNTY HOUSTON TX SPORTS SERIES B (HOTEL OCCUPANCY TAX, NATL-RE
               INSURED)##                                                                       5.14    11/15/2011        3,040,003
   3,000,000   HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE CORPORATION
               METHODIST HOSPITAL SYSTEM SERIES B (HOUSING REVENUE)                             5.25    12/01/2013        3,338,160
   1,525,000   HARRIS COUNTY TX HEALTH FACILITIES CHIRISTUS HEALTH SERIES A 5 (HCFR, AGM
               INSURED)+/-ss                                                                    0.80    07/01/2036        1,525,000
   1,250,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION MEMORIAL
               HOSPITAL SYSTEMS PROJECT SERIES A (HOSPITAL REVENUE, NATL-RE INSURED)            6.00    06/01/2012        1,334,288
   1,563,000   HOUSTON TX BENEFICIAL OWNERSHIP SERIES 14 PUTABLE (HOUSING REVENUE)ss            5.75    11/01/2034        1,507,998
   3,000,000   HOUSTON TX FIRST LIEN SERIES C (UTILITIES REVENUE, AMBAC INSURED)+/-ss           5.00    05/15/2034        3,132,780
   2,500,000   HOUSTON TX FIRST LIEN SERIES C1 (UTILITIES REVENUE, AMBAC INSURED)+/-ss          5.00    05/15/2034        2,610,650
   2,930,000   HOUSTON TX HOTEL OCCUPANCY REFUNDING CONVENTION AND ENTERTAINMENT
               (HOTEL OCCUPANCY TAX REVENUE, AMBAC INSURED)                                     5.38    09/01/2014        3,065,249
   3,505,000   HOUSTON TX HOTEL OCCUPANCY TAX & SUPPLEMENT SERIES B (HOTEL OCCUPANCY
               TAX REVENUE, AMBAC INSURED)                                                      5.75    09/01/2015        3,657,468
     995,000   HOUSTON TX HOUSING FINANCE CORPORATION SERIES A (HOUSING REVENUE, GNMA
               INSURED)                                                                         6.75    06/01/2033        1,022,731
     350,000   LEWISVILLE TX REFINANCING & CAPITAL IMPROVEMENT SPECIAL ASSESSMENT
               (PROPERTY TAX REVENUE, ACA INSURED)                                              5.75    09/01/2012          356,888
   3,260,000   LOWER COLORADO RIVER AUTHORITY TEXAS (OTHER REVENUE, AMBAC INSURED)              5.00    05/15/2017        3,406,504
   7,025,000   LOWER COLORADO RIVER AUTHORITY TEXAS SERIES A (OTHER REVENUE, AGM INSURED)       5.88    05/15/2015        7,120,048
   3,500,000   LUBBOCK TX HEALTH FACILITIES DEVELOPMENT CORPORATION ST. JOSEPH HEALTH
               SYSTEMS SERIES A (HCFR)+/-ss                                                     3.05    07/01/2030        3,546,025
   3,765,000   MATAGORDA COUNTY TX PCR AEP TEXAS CENTER PROJECT NAVIGATION DISTRICT # 1
               (IDR)+/-ss                                                                       5.13    06/01/2030        3,917,558
   2,450,000   NORTH TEXAS TOLLWAY AUTHORITY FIRST TIER PUTTABLE SERIES L2 (TOLL ROAD
               REVENUE)+/-ss                                                                    6.00    01/01/2038        2,709,823
   8,900,000   NORTH TEXAS TOLLWAY AUTHORITY FIRST TIER SERIES E 1 (TOLL ROAD
               REVENUE)+/-ss                                                                    5.00    01/01/2038        8,900,000
   8,500,000   NORTH TEXAS TOLLWAY AUTHORITY FIRST TIER SERIES E2 (OTHER REVENUE)+/-ss          5.25    01/01/2038        9,028,615
   2,000,000   NORTH TEXAS TOLLWAY AUTHORITY SERIES A (TOLL ROADS REVENUE)                      3.00    01/01/2012        2,021,740
     805,000   ODESSA TX HOUSING AUTHORITY SECTION 8 ASSISTANCE PROJECT SERIES B (HOUSING
               REVENUE, HUD INSURED)                                                            6.38    10/01/2011          805,097
   1,795,000   SABINE RIVER TX INDUSTRIAL NORTHEAST TEXAS NATIONAL RURAL UTILITY COMPANY
               84Q (INDUSTRIAL REVENUE)+/-ss                                                    2.75    08/15/2014        1,795,503
     160,000   SAM RAYBURN TX MUNICIPAL POWER AGENCY (UTILITIES REVENUE, NATL-RE INSURED)       6.00    09/01/2010          166,102
   1,315,000   SAN ANTONIO TX HOTEL OCCUPANCY (OTHER REVENUE, NATL-RE INSURED)##                1.17    08/15/2011        1,290,265
  22,220,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I SENIER LIEN SERIES D
               (NATURAL GAS REVENUE)                                                            5.63    12/15/2017       23,792,732
  28,850,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION II BMA INDEX RATE
               (NATURAL GAS REVENUE)+/-ss                                                       0.71    09/15/2017       26,974,750
  10,000,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION II LIBOR INDEX RATE
               (NATURAL GAS REVENUE)+/-ss                                                       0.87    09/15/2017        9,252,500
     400,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION SERIES A (NATURAL GAS
               REVENUE)                                                                         5.00    12/15/2012          421,264
   2,785,000   TEXAS MUNICIPAL POWER AGENCY UNREFUNDED BALANCE (ELECTRICAL POWER,
               AMBAC INSURED)##                                                                 2.51    09/01/2012        2,605,507

                 64 Wells Fargo Advantage Municipal Income Funds


                         Portfolio of Investments--December 31, 2009 (Unaudited)

SHORT-TERM MUNICIPAL BOND FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
TEXAS (continued)
$  8,000,000   TEXAS MUNICIPAL POWER AGENCY UNREFUNDED BALANCE (ELECTRICAL POWER,
               NATL-RE INSURED)##                                                               3.74%   09/01/2015   $    6,484,800
     365,000   TEXAS STATE AFFORDABLE HOUSING CORPORATION (HOUSING REVENUE, GNMA INSURED)       5.50    09/01/2038          373,837
                                                                                                                        152,111,198
                                                                                                                     --------------
UTAH: 0.03%
      10,000   UTAH HOUSING CORPORATION SERIES D CLASS 1(SINGLE FAMILY MORTGAGE REVENUE)        2.95    07/01/2033            9,539
     750,000   UTAH STATE CHARTER SCHOOL FINANCE AUTHORITY SUMMIT ACADEMY SERIES A
               (OTHER REVENUE)                                                                  5.13    06/15/2017          715,755
                                                                                                                            725,294
                                                                                                                     --------------
VIRGIN ISLANDS: 0.50%
   1,000,000   VIRGIN ISLANDS MATCHING FUND LOAN DIAGO SERIES A (OTHER REVENUE)                 6.00    10/01/2014        1,040,870
     645,000   VIRGIN ISLANDS PFA SENIOR LIEN MATCHING FUND LOAN NOTES SERIES A (SEWER
               REVENUE)                                                                         5.00    10/01/2014          682,191
   2,500,000   VIRGIN ISLANDS SENIOR LIEN SERIES B (OTHER REVENUE)                              5.00    10/01/2013        2,654,075
     500,000   VIRGIN ISLANDS SENIOR LIEN SERIES B (OTHER REVENUE)                              5.00    10/01/2014          528,830
   3,250,000   VIRGIN ISLANDS SUB LIEN SERIES C (OTHER REVENUE)                                 5.00    10/01/2013        3,450,298
   2,250,000   VIRGIN ISLANDS SUB LIEN SERIES C (OTHER REVENUE)                                 5.00    10/01/2014        2,379,735
     605,000   VIRGIN ISLANDS SUB MATCHING FUND SERIES A (OTHER REVENUE)                        5.00    10/01/2013          638,015
     400,000   VIRGIN ISLANDS SUB-MATCHING FUND LOAN DIAGO SERIES A (OTHER REVENUE)             3.00    10/01/2010          401,992
     465,000   VIRGIN ISLANDS SUB-MATCHING FUND LOAN DIAGO SERIES A (OTHER REVENUE)             3.00    10/01/2011          466,070
     465,000   VIRGIN ISLANDS SUB-MATCHING FUND LOAN DIAGO SERIES A (OTHER REVENUE)             3.00    10/01/2012          461,275
                                                                                                                         12,703,351
                                                                                                                     --------------
VIRGINIA: 1.57%
   8,000,000   ALBEMARLE COUNTY VA IDR JEFFERSON SCHOLARS FOUNDATION PROJECT (OTHER
               REVENUE, SUNTRUST BANK LOC)+/-ss                                                 0.35    10/01/2037        8,000,000
   1,900,000   AMELIA COUNTY VA IDA WASTE MANAGEMENT PROJECT (OTHER REVENUE)+/-ss               4.80    04/01/2027        1,908,322
   2,425,000   CHESTERFIELD COUNTY VA IDA (IDR)+/-ss                                            5.88    06/01/2017        2,517,344
   3,000,000   CHESTERFIELD COUNTY VA IDA (IDR)+/-ss                                            5.88    06/01/2017        3,114,240
   2,375,000   HARRISONBURG VA IDA (HOSPITAL REVENUE, SUNTRUST BANK LOC)+/-ss                   0.35    12/01/2021        2,375,000
   3,500,000   MARQUIS COUNTY VA DEVELOPMENT AUTHORITY (OTHER REVENUE)                          5.10    09/01/2013        3,189,725
     360,000   RICHMOND VA GOVERNMENT FACILITIES REVENUE BONDS (LEASE REVENUE, AMBAC
               INSURED)                                                                         5.00    07/15/2013          391,457
   8,695,000   RUSSELL COUNTY VA IDA MOUNTAIN STATES HEALTH ALLIANCE SERIES B (HCFR,
               REGIONS BANK LOC)+/-ss                                                           0.90    07/01/2038        8,695,000
   8,651,000   SMYTH COUNTY VA IDA MOUNTAIN STATES HEALTH ALLIANCE SERIES C (HCFR, REGIONS
               BANK LOC)+/-ss                                                                   0.90    07/01/2032        8,651,000
     395,000   VIRGINIA COLLEGE BUILDING AUTHORITY EDUCATIONAL FACILITIES (COLLEGE &
               UNIVERSITY REVENUE)                                                              4.50    06/01/2012          403,449
     535,000   VIRGINIA COLLEGE BUILDING AUTHORITY REGENT UNIVERSITY PROJECT (COLLEGE &
               UNIVERSITY REVENUE)                                                              5.00    06/01/2014          547,305
                                                                                                                         39,792,842
                                                                                                                     --------------
WASHINGTON: 1.85%
     500,000   PORT KALAMA WA SERIES B (AIRPORT REVENUE)                                        5.25    12/01/2015          525,895
     260,000   PORT MOSES LAKE WA SERIES A (PROPERTY TAX REVENUE, XLCA INSURED)                 4.25    12/01/2011          272,251
     200,000   PORT MOSES LAKE WA SERIES A (PROPERTY TAX REVENUE, XLCA INSURED)                 4.25    12/01/2012          210,626
     185,000   PORT MOSES LAKE WA SERIES A (PROPERTY TAX REVENUE, XLCA INSURED)                 4.25    12/01/2013          195,515
     395,000   QUINAULT INDIAN NATION WA QUINAULT BEACH SERIES A (OTHER REVENUE, ACA
               INSURED)                                                                         5.80    12/01/2015          341,782
     500,000   SKAGIT COUNTY PUBLIC HOSPITAL DISTRICT #1 (HOSPITAL REVENUE)                     5.50    12/01/2013          525,555
      75,000   SNOHOMISH COUNTY WA PUBLIC HOSPITAL DISTRICT #3 SERIES A (PROPERTY TAX
               REVENUE)                                                                         6.00    06/01/2010           75,011
     965,000   SPOKANE WA PUBLIC FACILITIES DISTRICT SERIES A (TAX REVENUE, NATL-RE
               INSURED)                                                                         5.00    12/01/2011        1,023,305
  10,935,000   TOBACCO SETTLEMENT AUTHORITY WASHINGTON ASSET-BACKED (TOBACCO
               SETTLEMENT FUNDED REVENUE)                                                       6.50    06/01/2026       10,997,876
   2,000,000   WASHINGTON HEALTH CARE FACILITIES AUTHORITY SERIES A (HCFR)                      5.00    08/15/2012        2,129,920
   1,250,000   WASHINGTON HEALTH CARE FACILITIES AUTHORITY SERIES A (HCFR)                      5.00    08/15/2013        1,345,763

                Wells Fargo Advantage Municipal Income Funds 65


Portfolio of Investments--December 31, 2009 (Unaudited)

SHORT-TERM MUNICIPAL BOND FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
WASHINGTON (continued)
$  1,500,000   WASHINGTON HEALTH CARE FACILITIES AUTHORITY SERIES A (HCFR)                      5.00%   08/15/2014   $    1,623,345
     710,000   WASHINGTON HIGHER EDUCATION FACILITIES AUTHORITY WHITWORTH UNIVERSITY
               PROJECT (COLLEGE & UNIVERSITY REVENUE)                                           4.00    10/01/2012          732,947
     630,000   WASHINGTON HIGHER EDUCATION FACILITIES AUTHORITY WHITWORTH UNIVERSITY
               PROJECT (COLLEGE & UNIVERSITY REVENUE)                                           4.00    10/01/2013          647,426
     790,000   WASHINGTON HIGHER EDUCATION FACILITIES AUTHORITY WHITWORTH UNIVERSITY
               PROJECT (COLLEGE & UNIVERSITY REVENUE)                                           4.00    10/01/2014          805,729
  25,230,000   WASHINGTON STATE COP CONVENTION & TRADE CENTER (LEASE REVENUE, NATL-RE)          5.25    07/01/2015       25,310,988
                                                                                                                         46,763,934
                                                                                                                     --------------
WEST VIRGINIA: 0.16%
     610,000   BERKELEY COUNTY WV PUBLIC SEWER SERIES A (OTHER REVENUE)                         4.38    10/01/2011          629,496
     545,000   BERKELEY COUNTY WV PUBLIC SEWER SERIES A (OTHER REVENUE)                         4.55    10/01/2014          561,475
     200,000   KANAWHA COUNTY WV (HOUSING REVENUE, FGIC INSURED)                                7.38    09/01/2011          222,328
      95,000   OHIO COUNTY WV BUILDING COMMISSION MEDICAL CENTER (HOSPITAL REVENUE)             7.00    10/01/2010           99,136
   2,400,000   WEST VIRGINIA ECONOMIC DEVELOPMENT AUTHORITY POLLUTION CONTROL SERIES D
               (UTILITIES REVENUE)+/-ss                                                         4.85    05/01/2019        2,518,560
                                                                                                                          4,030,995
                                                                                                                     --------------
WISCONSIN: 1.83%
   2,130,000   KENOSHA WI USD #1 SERIES A (PROPERTY TAX REVENUE)                                4.00    04/01/2013        2,259,973
   2,500,000   MARSHFIELD WI BOND ANTICIPATION NOTES SERIES C (ELECTRIC REVENUE)                4.00    12/01/2010        2,541,950
     860,000   WISCONSIN AURORA HEALTH CARE (HOSPITAL REVENUE)                                  5.00    08/15/2012          876,400
   1,250,000   WISCONSIN HEALTH & EDUCATIONAL FACILITIES (HOSPITAL REVENUE)                     4.00    04/01/2014        1,301,513
  17,100,000   WISCONSIN HEALTH & EDUCATIONAL FACILITIES (HOSPITAL REVENUE, M&I MARSHAL &
               ILSLEY LOC)+/-ss                                                                 1.00    06/01/2022       17,100,000
     825,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES A (OTHER REVENUE,
               AMBAC INSURED)                                                                   5.88    11/01/2016          834,521
     935,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES F (HOUSING
               REVENUE)                                                                         5.20    07/01/2018          953,737
   6,645,000   WISCONSIN MARQUETTE UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, NATL-RE
               INSURED)                                                                         5.25    06/01/2013        6,728,793
   1,730,000   WISCONSIN THEDACARE INCORPORATED SERIES A (HOSPITAL REVENUE)                     5.00    12/15/2014        1,871,306
   3,405,000   WISCONSIN THEDACARE INCORPORATED SERIES B (HOSPITAL REVENUE)                     4.00    12/15/2014        3,528,227
     405,000   WISCONSIN THREE PILLARS COMMUNITIES (HOSPITAL REVENUE)                           5.00    08/15/2010          409,844
   7,750,000   WISCONSIN WHEATON HEALTHCARE SERIES B (HOSPITAL REVENUE)+/-ss                    4.75    08/15/2025        7,805,645
                                                                                                                         46,211,909
                                                                                                                     --------------
WYOMING: 0.04%
   1,000,000   LINCOLN COUNTY WY ENVIRONMENTAL CORPORATION (RESOURCE RECOVERY
               REVENUE)+/-ss                                                                    4.13    11/01/2025        1,025,303
                                                                                                                     --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $2,450,152,316)                                                                   2,469,551,658
                                                                                                                     --------------

   SHARES                                                                                     YIELD
------------                                                                                 -------
SHORT-TERM INVESTMENTS: 4.76%
MUTUAL FUNDS: 4.76%
 120,250,311   WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~+++(u)               0.10                     120,250,311
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $120,250,311)                                                                        120,250,311
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $2,570,402,627)*                                                                     102.37%                 2,589,801,969
OTHER ASSETS AND LIABILITIES, NET                                                              (2.37)                   (59,842,158)
                                                                                              ------                 --------------
TOTAL NET ASSETS                                                                              100.00%                $2,529,959,811
                                                                                              ------                 --------------

                 66 Wells Fargo Advantage Municipal Income Funds


                         Portfolio of Investments--December 31, 2009 (Unaudited)

SHORT-TERM MUNICIPAL BOND FUND

----------
+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(m) An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(n) Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

##   Zero coupon security. Interest rate presented is yield to maturity.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(i)  Illiquid security.

~ The Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++ Short-term security of an affiliate of the Fund with a cost of $120,250,311.

(u)  Rate shown is the 7-day annualized yield at period end.

* Cost for federal income tax purposes is $2,570,929,781 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 30,351,544
Gross unrealized depreciation    (11,479,356)
                                ------------
Net unrealized appreciation     $ 18,872,188

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Municipal Income Funds 67


Portfolio of Investments--December 31, 2009 (Unaudited)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
MUNICIPAL BONDS & NOTES: 99.65%
ALABAMA: 2.49%
$  1,100,000   ALABAMA 21ST CENTURY AUTHORITY (TOBACCO SETTLEMENT REVENUE)                      5.50%   12/01/2011   $    1,138,753
   2,500,000   ALABAMA STATE PUBLIC SCHOOL & COLLEGE AUTHORITY CAPITAL IMPROVEMENT
               SERIES B (SALES TAX REVENUE)                                                     5.00    05/01/2013        2,764,825
   8,000,000   ALABAMA STATE PUBLIC SCHOOL & COLLEGE AUTHORITY SERIES A (SALES TAX
               REVENUE)                                                                         5.00    05/01/2013        8,847,440
   4,705,000   ALABAMA WATER POLLUTION CONTROL AUTHORITY REVOLVING FUND LOAN (OTHER
               REVENUE, AMBAC INSURED)                                                          5.75    08/15/2012        4,718,927
   8,600,000   CHATOM AL INDUSTRIAL DEVELOPMENT BOARD POLLUTION CONTROL SERIES+/-ss             1.60    12/01/2024        8,598,366
  47,900,000   CHATOM AL INDUSTRIAL DEVELOPMENT BOARD POWERSOUTH ENERGY COOPERATIVE
               PROJECTS SERIES A (ELECTRIC REVENUE, AMBAC INSURED)+/-ss                         1.60    11/15/2038       47,900,479
   4,205,000   CHATOM AL INDUSTRIAL DEVELOPMENT BOARD VARIOUS ALABAMA ELECTRIC COOPERATIVE
               INCORPORATE PROJECT SERIES C (ELECTRIC REVENUE, AMBAC INSURED)+/-ss(a)           0.64    08/01/2016        3,994,750
   2,380,000   COUNTY OF JEFFERSON AL SERIES B-8 (OTHER REVENUE, FIRST SECURITY BANK
               INSURED)                                                                         5.25    02/01/2012        2,292,535
   4,470,000   GULF SHORES AL MEDICAL CLINIC BOARD COLONIAL PINNACLE MOB PROJECT (HCFR,
               REGIONS BANK LOC)+/-ss                                                           0.95    07/01/2034        4,470,000
   6,550,000   HUNTSVILLE AL OAKWOOD COLLEGE INCORPORATED PROJECT (COLLEGE & UNIVERSITY
               REVENUE, SUNTRUST BANK LOC)+/-ss                                                 0.35    09/01/2026        6,550,000
   3,550,000   HUNTSVILLE AL SOLID WASTE DISPOSAL AUTHORITY (OTHER REVENUE, NATL-RE
               INSURED)                                                                         5.75    10/01/2012        3,631,331
   5,030,000   HUNTSVILLE AL SOLID WASTE DISPOSAL AUTHORITY (OTHER REVENUE, NATL-RE
               INSURED)                                                                         5.50    10/01/2014        5,107,563
   2,225,000   HUNTSVILLE MADISON COUNTY AL AIRPORT AUTHORITY (AIRPORT REVENUE, AGM
               INSURED)                                                                         5.00    07/01/2011        2,295,132
   4,990,000   JEFFERSON COUNTY AL YMCA PROJECT (OTHER REVENUE, AMSOUTH BANK LOC)+/-ss          0.95    09/01/2025        4,990,000
  20,500,000   MOBILE AL EDUCATIONAL BUILDING AUTHORITY SPRING HILL COLLEGE PROJECT (OTHER
               REVENUE, REGIONS BANK LOC)+/-ss                                                  0.93    09/01/2037       20,500,000
   3,550,000   MOBLIE AL PRICHARD UNIVERSITY EDUCATIONAL BUILDING AUTHORITY UNIVERSITY
               MOBILE
               PROJECT (LEASE REVENUE, REGIONS BANK LOC)+/-ss                                   0.95    03/01/2025        3,550,000
   3,595,000   TUSCALOOSA COUNTY AL BOARD OF EDUCATION SERIES B (SALES TAX REVENUE,
               REGIONS BANK LOC)+/-ss                                                           0.95    02/01/2017        3,595,000
  52,000,000   UNIVERSITY OF ALABAMA AT BIRMINGHAM SERIES B (HCFR, REGIONS BANK LOC)+/-ss       0.95    09/01/2031       52,000,000
                                                                                                                        186,945,101
                                                                                                                     --------------
ALASKA: 1.59%
  74,700,000   ALASKA HOUSING FINANCE CORPORATION SERIES A (HOUSING REVENUE)+/-ss               0.27    12/01/2041       74,700,000
   3,000,000   ALASKA HOUSING FINANCE CORPORATION SERIES B (SFMR)+/-ss                          0.30    12/01/2041        3,000,000
  37,500,000   ALASKA SATE SERIES A (SFMR, AGM GO)+/-ss                                         0.40    06/01/2032       37,500,000
   2,000,000   ALASKA STATE INTERNATIONAL AIRPORT SYSTEMS SERIES A (AIRPORT REVENUE,
               AMBAC INSURED)                                                                   5.13    10/01/2010        2,026,200
   1,000,000   ALASKA STATE INTERNATIONAL AIRPORTS SYSTEM SERIES A (AIRPORT REVENUE,
               NATL-RE INSURED)                                                                 5.00    10/01/2010        1,027,090
   1,000,000   ALASKA STUDENT LOAN CORPORATION SERIES A 3 (OTHER REVENUE)                       5.00    06/01/2011        1,046,650
                                                                                                                        119,299,940
                                                                                                                     --------------
ARIZONA: 2.32%
   5,565,000   ARIZONA HEALTH FACILITIES AUTHORITY (HCFR)+/-ss                                  1.10    02/01/2042        5,565,000
   9,000,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CATHOLIC HEALTHCARE
               WEST SERIES E (HCFR)+/-ss                                                        5.00    07/01/2029        9,519,930
  64,350,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
               HOSPITAL SERIES A (HCFR)+/-ss                                                    1.32    02/01/2042       57,174,975
  43,300,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
               HOSPITAL SERIES B (HCFR)+/-ss                                                    1.17    02/01/2042       38,472,050
   3,195,000   ARIZONA SCHOOL FACILITIES BOARD STATE SCHOOL TRUST SERIES A
               (OTHER REVENUE, AMBAC INSURED)                                                   5.25    07/01/2012        3,398,266
   5,000,000   COCHISE COUNTY POLLUTION CONTROL CORPORATION ARIZONA ELECTRIC POWER
               COOPERATIVE
               INCORPORATED PROJECT (OTHER REVENUE, GUARANTEE AGREEMENT)+/-ss                   3.10    09/01/2024        4,999,200
   8,200,000   MARICOPA COUNTY AZ IDA CATHOLIC HEALTH CARE WEST SERIES A
               (HCFR, NATL-RE INSURED)                                                          5.75    07/01/2011        8,219,024

                 68 Wells Fargo Advantage Municipal Income Funds


                         Portfolio of Investments--December 31, 2009 (Unaudited)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
ARIZONA (continued)
 $ 5,400,000   MARICOPA COUNTY AZ IDA CATHOLIC HEALTHCARE WEST SERIES B (HCFR)+/-ss             5.00%   07/01/2025   $    5,677,182
   2,000,000   MARICOPA COUNTY AZ IDA SOLID WASTE DISPOSAL WASTE MANAGEMENT
               INCOME PROJECT (SOLID WASTE REVENUE)+/-ss                                        7.00    12/01/2031        2,052,660
   5,000,000   MOHAVE COUNTY AZ IDA MOHAVE PRISON LLC EXPANSION PROJECT (OTHER REVENUE)         6.75    05/01/2012        5,120,550
  30,825,000   SCOTTSDALE AZ IDA SCOTTSDALE HEALTH CARE SERIES F (HCFR, FIRST
               SECURITY BANK INSURED)+/-ss(a)                                                   1.05    09/01/2045       30,825,000
   1,450,000   YAVAPAI COUNTY AZ IDA WASTE MANAGEMENT INCORPORATED PROJECT
               (OTHER REVENUE)+/-ss                                                             4.00    06/01/2027        1,455,481
   2,000,000   YAVAPAI COUNTY AZ IDA WASTE MANAGEMENT INCORPORATED PROJECT
               SERIES A2 (OTHER REVENUE)+/-ss                                                   4.25    03/01/2028        2,001,680
                                                                                                                        174,480,998
                                                                                                                     --------------
ARKANSAS: 0.38%
     250,000   LITTLE ROCK AK HEALTH FACILITIES BOARD BAPTIST HEALTH BRIDGE PROJECT (HCFR)      5.00    09/01/2010          254,873
   1,260,000   NORTH LITTLE AK ROCK HEALTH FACILITIES BOARD BAPTIST HEALTH SERIES B (HCFR)      5.00    12/01/2010        1,292,117
  26,505,000   NORTHWEST AK REGIONAL AIRPORT AUTHORITY SERIES A (AIRPORT REVENUE,
               REGIONS BANK LOC)+/-ss                                                           1.05    02/01/2021       26,505,000
     590,000   SPRINGDALE AR (SALES TAX REVENUE, AGM INSURED)+/-ss                              4.00    07/01/2027          569,326
                                                                                                                         28,621,316
                                                                                                                     --------------
CALIFORNIA: 13.81%
  17,550,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
               THE THACHER SCHOOL (PRIVATE SCHOOLS REVENUE)+/-ss                                0.45    09/01/2034       17,550,000
  17,750,000   AUSTIN CA SERIES 2008-3309 (HOUSING REVENUE)+/-ss                                0.55    08/01/2028       17,750,000
   8,940,000   CA PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS 4011
               (SEWER REVENUE, FGIC INSURED)+/-ss                                               0.50    12/01/2023        8,940,000
   9,665,000   CA PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS 4043 (TAX REVENUE,
               FSA GO OF DISTRICT INSURED)+/-ss                                                 0.50    10/15/2023        9,665,000
  27,670,000   CA PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS 4211
               (PROPERTY TAX REVENUE,)+/-ss                                                     0.50    02/01/2025       27,670,000
  10,640,000   CA PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS 4369
               (FSA INSURED)+/-ss                                                               0.50    08/01/2032       10,640,000
     100,000   CALIFORNIA HFA HOME MORTGAGE SERIES F (HOUSING REVENUE, NATL-RE INSURED)         4.70    08/01/2016          100,989
   5,000,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F
               (HOUSING REVENUE, FHLMC LOC)+/-ss                                                0.77    02/01/2038        5,000,000
   5,700,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES M
               (HOUSING REVENUE, FNMA LOC)+/-ss                                                 0.40    08/01/2033        5,700,000
   2,000,000   CALIFORNIA HFFA ADVENTIST HEALTH SYSTEM WEST SERIES C (HCFR)                     5.00    03/01/2010        2,009,280
   3,000,000   CALIFORNIA HFFA CATHOLIC HEALTHCARE WEST SERIES G (HCFR)+/-ss                    5.00    07/01/2028        3,177,780
   1,630,000   CALIFORNIA HFFA CATHOLIC WEST SERIES H UNREFUNDED BALANCE (HCFR)+/-ss            4.45    07/01/2026        1,681,133
   2,000,000   CALIFORNIA HFFA CEDARS-SINAI MEDICAL CENTER (HCFR)                               5.00    08/15/2011        2,070,860
   7,100,000   CALIFORNIA HFFA SAN DIEGO HOSPITAL SERIES A
               (HCFR, NATL-RE INSURED)+/-ss(a)                                                  0.43    07/15/2018        6,478,821
  15,345,000   CALIFORNIA HOUSING FINANCE AGENCY MULTIFAMILY HOUSING SERIES A
               (MFHR, FNMA LOC)+/-ss                                                            0.36    02/01/2026       15,345,000
  24,700,000   CALIFORNIA HOUSING FINANCE AGENCY PUTTERS SERIES 2878
               (HOUSING REVENUE)+/-ss                                                           0.75    02/01/2015       24,700,000
   1,825,000   CALIFORNIA HOUSING FINANCE AGENCY SERIES A (MFHR, GO OF AGENCY FNMA
               LOC)+/-ss                                                                        2.00    08/01/2035        1,825,000
  11,945,000   CALIFORNIA HOUSING FINANCE AGENCY SERIES C (MFHR, FNMA LOC)+/-ss                 0.36    08/01/2038       11,945,000
  40,075,000   CALIFORNIA HOUSING FINANCE AGENCY SERIES D (MFHR, GO OF AGENCY
               FNMA LOC)+/-ss                                                                   0.42    08/01/2037       40,075,000
  21,185,000   CALIFORNIA HOUSING FINANCE AGENCY SERIES D (SFMR, FNMA LOC)+/-ss                 0.75    08/01/2038       21,185,000
  28,975,000   CALIFORNIA HOUSING FINANCE AGENCY SERIES D (SFMR, FNMA LOC)+/-ss                 0.75    02/01/2040       28,975,000
   8,865,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
               (TOLL ROAD REVENUE, AMBAC INSURED)+/-ss                                          0.50    07/01/2036        8,865,000

                 Wells Fargo Advantage Municipal Income Funds 69


Portfolio of Investments--December 31, 2009 (Unaudited)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
CALIFORNIA (continued)
$  9,235,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
               (TOLL ROAD REVENUE, AMBAC INSURED)+/-ss                                          0.50%   07/01/2036   $    9,235,000
   1,625,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
               PACIFIC GAS & ELECTRIC COMPANY SERIES G PUTABLE (NATURAL GAS REVENUE)+/-ss       3.75    12/01/2018        1,647,214
   5,000,000   CALIFORNIA PCFA WASTE MANAGEMENT INCORPORATED PROJECT SERIES A
               (RESOURCE RECOVERY REVENUE)+/-ss                                                 5.00    11/01/2038        5,253,100
   2,500,000   CALIFORNIA PCFA WASTE MANAGEMENT INCORPORATED PROJECT SERIES A 1
               (RESOURCE RECOVERY REVENUE)+/-ss                                                 4.70    04/01/2025        2,575,850
   6,000,000   CALIFORNIA PCFA WASTE MANAGEMENT INCORPORATED PROJECT SERIES C (IDR)+/-ss        6.75    12/01/2027        6,220,020
   1,000,000   CALIFORNIA PCFA WASTE SERVICES INCORPORATED SERIES A (OTHER REVENUE)+/-ss        4.50    06/01/2018        1,006,140
   1,300,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G 3
               (WATER REVENUE, AGM INSURED)+/-ss                                                0.21    05/01/2016        1,300,000
  64,350,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G 5
               (WATER REVENUE, AGM INSURED)+/-ss                                                0.25    05/01/2016       64,350,000
  18,820,000   CALIFORNIA STATE FLOATER SERIES DCL 049 (GENERAL FUND REVENUE, FSA INSURED,
               DEXIA CREDIT LOCAL LOC)+/-ss                                                     0.50    08/01/2032       18,820,000
  54,715,000   CALIFORNIA STATE FLOATERS SERIES DC8035 (FSA INSURED, DEXIA CREDIT LOCAL
               LOC)+/-ss                                                                        0.33    08/01/2032       54,715,000
  24,400,000   CALIFORNIA STATE KINDERGARTEN SERIES A8 (GENERAL FUND REVENUE,
               CITIBANK NA LOC)+/-ss                                                            0.21    05/01/2034       24,400,000
  40,400,000   CALIFORNIA STATEWIDE CDA (HCFR)+/-ss++                                           0.50    07/01/2012       40,400,000
   7,300,000   CALIFORNIA STATEWIDE CDA HEALTH FACILITIES CATHOLIC SERIES E
               (HCFR, AGM INSURED)+/-ss                                                         0.94    07/01/2040        7,300,000
  25,150,000   CALIFORNIA STATEWIDE CDA KAISER PERMANENTE SERIES C 1 (HCFR)+/-ss                0.20    04/01/2046       25,150,000
  40,000,000   CALIFORNIA STATEWIDE CDA KAISER PERMANENTE SERIES E (HCFR)+/-ss                  4.00    11/01/2036       41,225,600
   2,000,000   CALIFORNIA TRANSPORTATION FINANCING AUTHORITY (TRANSIT REVENUE, AGM
               INSURED)+/-ss                                                                    0.40    10/01/2027        2,000,000
  23,800,000   CHINO BASIN CA REGIONAL FINANCING AUTHORITY INLAND EMPIRE UTILITY SERIES B
               (WATER REVENUE, DEXIA CREDIT LOCAL LOC)+/-ss                                     0.23    06/01/2032       23,800,000
  12,000,000   FONTANA CA USD BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)                    4.00    12/01/2012       12,247,560
   2,100,000   FOOTHILL-EASTERN CORRIDOR AGENCY CA SUB LIEN (TOLL ROAD REVENUE)                 5.25    07/15/2010        2,103,927
   4,700,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION SERIES A-1 (OTHER REVENUE)       4.00    06/01/2010        4,720,116
   2,815,000   INLAND VALLEY DEVELOPMENT AGENCY SERIES A (TAX INCREMENTAL REVENUE)              5.25    04/01/2010        2,834,226
  10,000,000   IRVINE RANCH CA WATER DISTRICT SERIES A (WATER REVENUE,
               LANDESBANK BADEN-WURTTEMBERG LOC)+/-ss                                           0.25    07/01/2035       10,000,000
  28,115,000   IRWINDALE CA CDA (TAX INCREMENTAL/ALLOCATION REVENUE, FSA INSURED)+/-ss          0.50    07/15/2026       28,115,000
   8,535,000   JPMORGAN CHASE PUTTERS/DRIVERS TRUST SERIES 3137 (HOUSING REVENUE)+/-ss          0.75    02/01/2015        8,535,000
   2,160,000   JPMORGAN CHASE PUTTERS/DRIVERS TRUST SERIES 3138 (HCFR)+/-ss++                   0.25    11/15/2014        2,160,000
  41,225,000   JPMORGAN CHASE PUTTERS/DRIVERS TRUST SERIES 3146 (HCFR)+/-ss++                   0.25    11/15/2014       41,225,000
  28,940,000   JPMORGAN CHASE PUTTERS/DRIVERS TRUST SERIES 3175 (HCFR)+/-ss++                   0.25    05/15/2014       28,940,000
   1,995,000   JPMORGAN CHASE PUTTERS/DRIVERS TRUST SERIES 3177 (HOUSING REVENUE)+/-ss++        0.75    02/01/2015        1,995,000
   8,380,000   JPMORGAN CHASE PUTTERS/DRIVERS TRUST SERIES 3580
               (COLLEGE & UNIVERSITY REVENUE)+/-ss++                                            0.25    01/01/2016        8,380,000
   8,600,000   LIVERMORE CA COP CAPITAL PROJECTS (LEASE REVENUE, ALLIED IRISH BANK PLC
               LOC)+/-ss                                                                        0.40    10/01/2030        8,600,000
   1,410,000   LONG BEACH CA BOND FINANCE AUTHORITY SERIES A (OTHER REVENUE)                    5.00    11/15/2010        1,445,490
  44,300,000   LONG BEACH CA COMMUNITY COLLEGE DISTRICT BOND ANTICIPATION NOTES SERIES A        9.85    01/15/2013       53,249,929
   2,330,000   LONG BEACH CA SERIES A (AIRPORT REVENUE)                                         5.75    05/15/2013        2,383,567
     455,000   LONG BEACH CA SERIES B (AIRPORT REVENUE)                                         3.00    06/01/2011          458,262
   1,000,000   LOS ANGELES CA DW&P SUBSERIES B 1 (ELECTRIC, POWER & LIGHT REVENUE)+/-ss         0.20    07/01/2034        1,000,000
  29,500,000   LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
               PROPOSITION A 1ST TIER SERIES A3 (TAX REVENUE)+/-ss                              0.30    07/01/2031       29,500,000
   5,500,000   NEWPORT BEACH CA HOAG MEMORIAL PRESBYTERIAN HOSPITAL SERIES C (HCFR)+/-ss        4.00    12/01/2038        5,664,945
  10,000,000   NORTHERN CA GAS AUTHORITY # 1 LIBOR (UTILITIES REVENUE)+/-ss                     0.64    07/01/2013        9,232,500
   5,225,000   NORTHERN CA GAS AUTHORITY # 1 LIBOR (UTILITIES REVENUE)+/-ss                     0.79    07/01/2017        4,613,675
   5,700,000   ORANGE COUNTY CA LOCAL TRANSPORTATION AUTHORITY LINKED SAVERS & RIBS
               (SALES TAX REVENUE)                                                              6.20    02/14/2011        5,880,348

                 70 Wells Fargo Advantage Municipal Income Funds


                         Portfolio of Investments--December 31, 2009 (Unaudited)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
CALIFORNIA (continued)
$ 28,300,000   PALOMAR POMERADO HEALTH CARE DISTRICT COP SERIES A (HCFR, AGM
               INSURED)+/-ss(a)                                                                 1.05%   11/01/2036   $   28,300,000
  20,675,000   PALOMAR POMERADO HEALTH CARE DISTRICT COP SERIES B (HCFR, AGM INSURED)+/-ss      0.80    11/01/2036       20,675,000
  11,225,000   PALOMAR POMERADO HEALTH CARE DISTRICT COP SERIES C (HCFR, AGM
               INSURED)+/-ss(a)                                                                 1.00    11/01/2036       11,225,000
   1,225,000   PORT OF OAKLAND CA SERIES K UNREFUNDED (AIRPORT REVENUE, NATL-RE FGIC
               INSURED)                                                                         5.50    11/01/2010        1,241,207
   8,240,000   PORT OF OAKLAND CA SERIES K UNREFUNDED (MARINA REVENUE, NATL-RE FGIC
               INSURED)                                                                         5.75    11/01/2013        8,316,879
   2,590,000   POWAY CA COMMUNITY FACILITIES DISTRICT # 88-1 PARKWAY BUSINESS
               (SPECIAL ASSESSMENT TAX)                                                         3.00    08/15/2011        2,606,680
   2,980,000   POWAY CA COMMUNITY FACILITIES DISTRICT # 88-1 PARKWAY BUSINESS
               (SPECIAL ASSESSMENT TAX)                                                         3.25    08/15/2012        2,995,585
   3,000,000   RIVERSIDE COUNTY CA TRANSPORTATION COMMISSION LIMITED TAX SERIES B
               (SALES TAX REVENUE)+/-ss                                                         0.21    06/01/2029        3,000,000
     500,000   ROSEVILLE CA NATURAL GAS FINANCE AUTHORITY (OTHER REVENUE)                       4.00    02/15/2010          501,195
     510,000   SACRAMENTO CA MUNICIPAL UTILITY DISTRICT SERIES A
               (ELECTRIC REVENUE, NATL-RE INSURED)                                              6.25    08/15/2010          528,518
   8,705,000   SACRAMENTO COUNTY CA FLOATING RATE 2327 (GOVERNMENT SECURITIES REVENUE,
               FNMA/GNMA INSURED)+/-ss                                                          0.65    10/01/2023        8,705,000
   4,400,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SECOND SERIES 37D
               (OTHER REVENUE, AGM INSURED)+/-ss                                                0.25    05/01/2030        4,400,000
  34,855,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SECOND SERIES D
               (AIRPORT REVENUE)+/-ss                                                           2.25    05/01/2029       35,126,869
   2,230,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SECOND SERIES ISSUE 24A
               (AIRPORT REVENUE, AGM INSURED)                                                   5.75    05/01/2013        2,275,068
   2,890,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SECOND SERIES ISSUE 24A
               (AIRPORT REVENUE, AGM INSURED)                                                   5.75    05/01/2014        2,945,315
  10,000,000   STATE OF CA GO (OTHER REVENUE).                                                  0.43    03/03/2010       10,000,000
   5,045,000   TUSTIN CA COMMUNITY REDEVELOPMENT AGENCY+/-ss                                    0.70    07/01/2010        5,045,000
   1,730,000   WASHINGTON TOWNSHIP CA HEALTH CARE DISTRICT 2004
               ELECTION SERIES A (TAX REVENUE)                                                  6.00    08/01/2012        1,898,848
     315,000   WASHINGTON TOWNSHIP CA HEALTH CARE DISTRICT SERIES A (HCFR)                      4.50    07/01/2011          321,231
     285,000   WASHINGTON TOWNSHIP CA HEALTH CARE DISTRICT SERIES A (HCFR)                      4.50    07/01/2012          292,040
     290,000   WASHINGTON TOWNSHIP CA HEALTH CARE DISTRICT SERIES A (HCFR)                      4.50    07/01/2013          297,743
     305,000   WASHINGTON TOWNSHIP CA HEALTH CARE DISTRICT SERIES A (HCFR)                      5.00    07/01/2014          317,194
   2,135,000   WEST BASIN CA MUD COP SERIES A 1 (WATER REVENUE)+/-ss                            0.23    08/01/2027        2,135,000
   1,500,000   WILLIAM S. HART CA USD BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)            3.00    12/01/2011        1,507,635
   1,000,000   WILLIAM S. HART CA USD BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)            4.00    12/01/2011        1,023,630
   8,550,000   WILLIAM S. HART CA USD BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)            5.00    12/01/2011        8,910,639
                                                                                                                      1,038,622,608
                                                                                                                     --------------
COLORADO: 2.98%
     110,016   ARAPAHOE COUNTY CO IDK PARTNERS I TRUST SERIES A CLASS A
               (SFMR, GNMA COLLATERAL)                                                          5.25    11/01/2019          111,050
   4,955,000   ARISTA METROPOLITAN DISTRICT BROOMFIELD EVENT CENTER SERIES A (AUTO PARKING
               REVENUE, COMPASS BANK LOC)+/-ss                                                  0.70    12/01/2030        4,955,000
   6,000,000   COLORADO ECFA NORTHWESTERN COLLEGE SERIES A (COLLEGE & UNIVERSITY REVENUE
               (M&I MARSHALL & ILSLEY LOC)+/-ss                                                 2.47    08/01/2038        6,000,000
  57,715,000   COLORADO HEALTH FACILITIES AUTHORITY (HCFR)+/-ss++                               0.50    11/15/2027       57,715,000
  35,000,000   COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH SERIES B (HCFR)+/-ss        5.00    07/01/2039       37,602,950
     500,000   COLORADO HEALTH FACILITIES AUTHORITY COVENANT RETIREMENT
               COMMUNITIES INCORPORATED (HCFR)                                                  5.00    12/01/2010          507,775
   1,000,000   COLORADO HEALTH FACILITIES AUTHORITY COVENANT RETIREMENT
               COMMUNITIES INCORPORATED (HCFR)                                                  5.00    12/01/2011        1,024,500
  18,675,000   COLORADO SPRINGS CO SUB LIEN IMPROVEMENTS SERIES A (UTILITY REVENUE)+/-ss        0.27    11/01/2025       18,675,000
  10,835,000   DENVER CO CITY & COUNTY (AIRPORT REVENUE, NATL-RE INSURED)+/-ss                  0.65    11/15/2012       10,835,000

                Wells Fargo Advantage Municipal Income Funds 71


Portfolio of Investments--December 31, 2009 (Unaudited)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
COLORADO (continued)
$  1,370,000   DENVER CO CITY & COUNTY RENTAL CAR PROJECT SERIES A
               (OTHER REVENUE, NATL-RE INSURED)                                                6.00%    01/01/2011   $    1,381,823
  10,000,000   DENVER CO CITY & COUNTY SERIES A (AIRPORT REVENUE, AMBAC INSURED)               6.00     11/15/2013       10,338,000
   3,350,000   DENVER CO CITY & COUNTY SUBSERIES F2 (AIRPORT REVENUE, ASSURED
               GUARANTY)+/-ss                                                                  0.80     11/15/2025        3,350,000
   2,725,000   DENVER CO CITY & COUNTY SUBSERIES F3 (AIRPORT REVENUE, ASSURED
               GUARANTEE)+/-ss                                                                 0.74     11/15/2025        2,725,000
   2,225,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES A
               (TOLL ROAD REVENUE, NATL-RE INSURED)                                            5.00     09/01/2010        2,293,664
   1,500,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES A2
               (TOLL ROAD REVENUE, NATL-RE INSURED)+/-ss                                       5.00     09/01/2039        1,567,380
  10,000,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES B
               (TOLL ROAD REVENUE, NATL-RE INSURED)##                                          3.22     09/01/2011        9,446,800
   1,000,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES B1
               (TOLL ROAD REVENUE, NATL -RE INSURED)                                           4.00     09/01/2010        1,009,300
   6,715,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES B2
               (TOLL ROAD REVENUE, NATL-RE INSURED)+/-ss                                       5.00     09/01/2039        6,961,038
   1,535,000   FITZSIMONS CO RDA COLORADO UNIVERSITY PHYSICIANS INCORPORATED
               (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                  0.45     01/01/2025        1,535,000
  45,795,000   UNIVERSITY OF COLORADO HOSPITAL AUTHORITY REVENUE
               (COLLEGE & UNIVERSITY REVENUE)+/-ss++                                           0.50     09/06/2012       45,795,000
                                                                                                                        223,829,280
                                                                                                                     --------------
CONNECTICUT: 0.46%
  16,400,000   CAPITAL CITY CT EDFA SERIES B (AUTO PARKING REVENUE)+/-ss                       0.27     06/15/2024       16,400,000
  10,450,000   CAPITAL CITY CT EDFA SERIES B (AUTO PARKING REVENUE)+/-ss                       0.27     06/15/2034       10,450,000
   4,825,000   CONNECTICUT STATE HEFA HOSPITAL FOR SPECIAL CARE SERIES D
               (HCFR, RADIAN INSURED)+/-ss                                                     4.15     07/01/2037        4,825,000
   2,390,000   CONNECTICUT STATE HEFA VETERAN MEMORIAL MEDICAL CENTER SERIES A
               (HCFR, NATL-RE INSURED)ss                                                       5.25     07/01/2010        2,395,999
     500,000   CONNECTICUT STATE SPECIAL OBLIGATION BRADLEY INTERNATIONAL AIRPORT SERIES A
               (LEASE REVENUE, ACA INSURED)                                                    6.13     07/01/2010          500,800
                                                                                                                         34,571,799
                                                                                                                     --------------
DELAWARE: 0.64%
  47,940,000   DELAWARE PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS+/-ss                      1.25     07/01/2047       47,940,000
                                                                                                                     --------------
DISTRICT OF COLUMBIA: 0.90%
  12,000,000   DISTRICT OF COLUMBIA AMERICAN COLLEGE CARDIOLOGY (COLLEGE & UNIVERSITY
               REVENUE, SUNTRUST BANK NA LOC)+/-ss                                             0.35     06/01/2040       12,000,000
   5,545,000   DISTRICT OF COLUMBIA CARNEGIE ENDOWMENT FOR INTERNATIONAL PEACE
               (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                                 0.35     11/01/2045        5,545,000
   1,000,000   DISTRICT OF COLUMBIA CHILDREN'S HOSPITAL SERIES A (HCFR, FGIC INSURED)          6.25     07/15/2010        1,002,470
   6,010,000   DISTRICT OF COLUMBIA INTERNATIONAL ECONOMICS ISSUE
               (OTHER REVENUE, SUNTRUST BANK NA LOC)+/-ss                                      0.35     06/01/2025        6,010,000
  28,200,000   DISTRICT OF COLUMBIA POPULATION SERVICES INTERNATIONAL
               (OTHER REVENUE, SUNTRUST BANK NA LOC)+/-ss                                      0.35     11/01/2042       28,200,000
  15,000,000   DISTRICT OF COLUMBIA SIDWELL FRIENDS SCHOOL (COLLEGE & UNIVERSITY REVENUE,
               SUNTRUST BANK LOC)+/-ss                                                         0.35     04/01/2035       15,000,000
                                                                                                                         67,757,470
                                                                                                                     --------------
FLORIDA: 8.96%
  10,700,000   ALACHUA COUNTY FL HEALTH FACILITIES AUTHORITY SHANDS HOSPITAL AT THE
               UNIVERSITY OF FLORIDA (HCFR, NATL-RE INSURED)                                   6.00     12/01/2011       10,726,964
   2,000,000   ARCADIA FL HOUSING AUTHORITY ARCADIA OAKS ASSOCIATION LIMITED PROJECT
               (MFHR)                                                                          4.25     01/01/2012        2,001,060
   1,000,000   AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL ANTICIPATION BONDS
               (SPECIAL ASSESSMENT REVENUE)                                                    4.80     11/01/2012          765,660

                72 Wells Fargo Advantage Municipal Income Funds


                         Portfolio of Investments--December 31, 2009 (Unaudited)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
FLORIDA (continued)
$  1,525,000   BROWARD COUNTY FL PASSENGER FINANCIAL CONVENTION SERIES H 1
               (AIRPORT REVENUE, AMBAC INSURED)                                                5.25%    10/01/2011   $    1,537,017
   3,100,000   BROWARD COUNTY FL SERIES C (AIRPORT REVENUE, NATL-RE INSURED)                   5.38     09/01/2011        3,108,804
   5,665,000   BROWARD COUNTY FL SERIES C (AIRPORT REVENUE, NATL-RE INSURED)                   5.38     09/01/2012        5,677,690
   4,700,000   BROWARD COUNTY FL SERIES E (AIRPORT REVENUE, NATL-RE INSURED)                   5.25     10/01/2011        4,737,036
  22,950,000   CAPE CORAL FL BOND ANTICIPATION NOTES (WATER REVENUE)                           6.00     10/01/2011       23,385,591
   1,245,000   CITIZENS PROPERTY INSURANCE CORPORATION SENIOR SECOND HIGH RISK ACCOUNT
               SERIES A (OTHER REVENUE, NATL-RE INSURED)                                       5.00     03/01/2010        1,249,358
     880,000   DADE COUNTY FL HFA SIESTA POINTE APARTMENTS SERIES A (MFHR)                     5.50     09/01/2012          881,408
      50,000   ESCAMBIA COUNTY FL SOLID WASTE DISPOSAL SYSTEM GULF POWER COMPANY
               PROJECT 2ND SERIES (OTHER REVENUE)+/-ss                                         0.28     04/01/2039           50,000
  20,000,000   FL PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS (LEASE REVENUE)+/-ss            0.50     08/01/2029       20,000,000
     500,000   FLORIDA GULF COAST UNIVERSITY FINANCING CORPORATION (COLLEGE & UNIVERSITY
               REVENUE, NATL-RE INSURED)                                                       4.50     08/01/2010          509,730
   4,020,000   FLORIDA HOUSING FINANCE CORPORATION BRIARWOOD APARTMENTS SERIES E (MFMR)        4.00     10/01/2010        4,055,698
  20,000,000   FLORIDA INTERNATIONAL UNIVERSITY ATHLETICS FINANCIAL CORPORATION FOOTBALL
               STADIUM PROJECT A (OTHER REVENUE, REGIONS BANK LOC)+/-ss                        0.95     03/01/2033       20,000,000
   1,735,000   FLORIDA RURAL UTILITY FINANCING COMMISSION PUBLIC CONSTRUCTION PROJECTS
               (OTHER REVENUE)                                                                 3.25     11/01/2011        1,739,893
   1,785,000   FLORIDA RURAL UTILITY FINANCING COMMISSION PUBLIC CONSTRUCTION PROJECTS
               (OTHER REVENUE)                                                                 3.50     11/01/2011        1,790,409
   2,170,000   FLORIDA RURAL UTILITY FINANCING COMMISSION PUBLIC CONSTRUCTION PROJECTS
               (OTHER REVENUE)                                                                 4.00     11/01/2011        2,181,479
   5,000,000   FLORIDA STATE BOARD OF EDUCATION SERIES C (OTHER REVENUE, NATL-RE INSURED)      5.00     07/01/2012        5,065,200
   2,335,000   FLORIDA STATE DEPARTMENT OF CORRECTIONS COP IKEECHOBEE CORRECTIONAL
               (LEASE REVENUE AMBAC INSURED)                                                   5.00     03/01/2011        2,424,034
   1,330,000   GULF BREEZE FL MIAMI BEACH LOCAL GOVERNMENT SERIES E
               (OTHER REVENUE, FGIC INSURED)+/-ss                                              5.00     12/01/2020        1,345,681
  38,255,000   GULF BREEZE FL SERIES FG & H (OTHER REVENUE)+/-ss                               5.00     12/01/2020       38,236,255
  44,550,000   HIGHLANDS COUNTY FL HFA ADVENTIST HEALTH SERIES D
               (HCFR, BANK OF AMERICA NA LOC)+/-ss                                             0.23     11/15/2037       44,550,000
   3,500,000   HIGHLANDS COUNTY FL HFA ADVENTIST HEALTH SUNBELT SERIES A (HCFR)+/-             5.85     11/15/2035        3,762,955
   2,805,000   HIGHLANDS COUNTY FL HFA ADVENTIST HEALTH SUNBELT SERIES E (HCFR)                3.00     11/15/2011        2,860,932
   1,395,000   HIGHLANDS COUNTY FL HFA ADVENTIST HEALTH SUNBELT SERIES E (HCFR)                4.50     11/15/2012        1,482,522
   1,850,000   HILLSBOROUGH COUNTY AVIATION AUTHORITY TAMPA INTERNATIONAL AIRPORT SERIES A
               (AIRPORT REVENUE, AMBAC INSURED)                                                5.25     10/01/2012        1,987,751
   4,000,000   HILLSBOROUGH COUNTY FL IDA LESLIE CONTROLS INCORPORATED
               (IDR, SUNTRUST BANK LOC)+/-ss                                                   0.50     08/01/2019        4,000,000
     825,000   HILLSBOROUGH COUNTY IDA HEALTH FACILITIES UNIVERSITY
               COMMUNITY HOSPITAL SERIES A (HCFR)                                              4.00     08/15/2010          823,614
   1,550,000   HILLSBOROUGH COUNTY IDA UNIVERSITY COMMUNITY HOSPITAL
               (HCFR, NATL-RE INSURED)                                                         5.75     08/15/2010        1,553,054
   2,045,000   HILLSBOROUGH COUNTY SCHOOL BOARD COP MASTER LEASE PROGRAM SERIES A
               (LEASE REVENUE, NATL-RE INSURED)                                                5.50     07/01/2012        2,229,684
   9,525,000   JACKSON COUNTY FL ICE RIVER SPRINGS (IDR, REGIONS BANK LOC)+/-ss                1.05     07/01/2023        9,525,000
   1,200,000   JACKSONVILLE FL (TAX REVENUE, AMBAC INSURED)                                    5.50     10/01/2014        1,277,940
  28,200,000   JACKSONVILLE FL SERIES CAP PROJECT REVENUE B
               (WATER REVENUE, SUNTRUST BANK LOC)+/-ss                                         0.35     10/01/2034       28,200,000
   1,500,000   JEA FL WATER & SEWER SYSTEMS REVENUE SERIES B (WATER REVENUE)+/-ss              0.22     10/01/2041        1,500,000
   1,600,000   LAKE SHORE FL LAKESHORE HOSPITAL PROJECT (HCFR, SUNTRUST BANK LOC)+/-ss         0.35     02/01/2021        1,600,000
  27,500,000   LAKELAND FL ENERGY SYSTEM REVENUE (ELECTRIC REVENUE)+/-ss                       1.07     10/01/2012       27,733,750
  10,975,000   LAKELAND FL ENERGY SYSTEM REVENUE (ELECTRIC REVENUE)+/-ss                       1.42     10/01/2014       11,068,288
   7,920,000   LEE COUNTY FL SERIES A (AIRPORT REVENUE, AGM INSURED)                           6.00     10/01/2013        8,178,430
   4,000,000   LEE COUNTY FL SOLID WASTE SYSTEM REVENUE (OTHER REVENUE, NATL-RE INSURED)       5.25     10/01/2010        4,071,920
   4,850,000   LEE COUNTY FL SOLID WASTE SYSTEM REVENUE (OTHER REVENUE, NATL-RE INSURED)       5.50     10/01/2011        5,041,915

                Wells Fargo Advantage Municipal Income Funds 73


Portfolio of Investments--December 31, 2009 (Unaudited)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
FLORIDA (continued)
$ 15,790,000   LEESBURG FL LEESBURG REGIONAL SERIES A (HCFR, REGIONS BANK LOC)+/-ss            0.95%    07/01/2031   $   15,790,000
   2,000,000   MIAMI DADE COUNTY FL AVIATION REVENUE SERIES C
               (AIRPORT REVENUE, NATL-RE INSURED)                                              5.25     10/01/2010        2,016,040
   6,250,000   MIAMI DADE COUNTY FL HEALTH FACILITIES AUTHORITY MIAMI CHILDREN'S SERIES A
               (HCFR, NATL-RE INSURED)+/-ss                                                    4.13     08/01/2046        6,400,438
   4,955,000   MIAMI DADE COUNTY FL IDA BELEN JESUIT PREPARATORY SCHOOL PROJECT
               (PRIVATE SCHOOL REVENUE, SUNTRUST BANK LOC)+/-ss                                0.35     08/01/2019        4,955,000
   8,000,000   MIAMI DADE COUNTY FL IDA CHRISTOPHER COLUMBUS PROJECT
               (IDR, REGIONS BANK LOC)+/-ss                                                    0.95     06/01/2031        8,000,000
   5,840,000   MIAMI DADE COUNTY FL IDA GOODWILL INDUSTRIES SOUTH FLORIDA PROJECT
               (IDR, SUNTRUST BANK LOC)+/-ss                                                   0.35     05/01/2028        5,840,000
   2,800,000   MIAMI DADE COUNTY FL IDA WASTE MANAGEMENT INCORPORATED
               FLORIDA PROJECT (OTHER REVENUE)+/-ss                                            5.40     08/01/2023        2,859,500
   2,150,000   MIAMI DADE COUNTY FL IDA WASTE MANAGEMENT INCORPORATED
               PROJECT SERIES 2 (OTHER REVENUE)+/-ss                                           4.00     12/01/2018        2,149,979
   2,770,000   MIAMI DADE COUNTY FL SCHOOL BOARD COP SERIES B
               (LEASE REVENUE, NATL-RE INSURED)+/-ss                                           5.00     05/01/2031        2,847,782
  16,817,864   MIAMI DADE COUNTY FL SCHOOL BOARD MASTER EQUIPMENT LEASE 1
               (LEASE REVENUE)(a)                                                              3.59     03/03/2016       16,248,243
   3,350,000   MIAMI DADE COUNTY FL SCHOOL BOARD SERIES A
               (LEASE REVENUE, NATL-RE FGIC INSURED)                                           5.00     05/01/2011        3,493,749
   4,005,000   MIAMI DADE COUNTY FL SCHOOL BOARD SERIES B
               (LEASE REVENUE, NATL-RE INSURED)+/-ss                                           5.50     05/01/2030        4,143,453
   2,000,000   MIAMI DADE COUNTY FL WASTE MANAGEMENT INCORPORATED OF
               FLORIDA PROJECT (OTHER REVENUE)+/-ss                                            2.75     10/01/2018        2,003,660
   1,385,000   NORTH MIAMI FL JOHNSTON & WALES UNIVERSITY PROJECT SERIES A
               (COLLEGE AND UNIVERSITY REVENUE, XLCA INSURED)                                  5.00     04/01/2011        1,423,946
   1,455,000   NORTH MIAMI FL JOHNSTON & WALES UNIVERSITY PROJECT SERIES A
               (COLLEGE AND UNIVERSITY REVENUE, XLCA INSURED)                                  5.00     04/01/2012        1,518,438
  10,190,000   OKEECHOBEE COUNTY FL DISPOSAL WASTE MANAGEMENT LANDFILL A
               (RESOURCE RECOVERY REVENUE)+/-ss                                                5.00     07/01/2039       10,190,000
   6,300,000   ORANGE COUNTY FL HEALTH FACILITIES AUTHORITY SCHOOL SERVICES
               INCORPORATED PROJECT (HCFR, SUNTRUST BANK LOC)+/-ss                             0.35     12/01/2023        6,300,000
  19,275,000   ORANGE COUNTY FL IDA LAKE HIGHLAND SCHOOL INCORPORATED
               (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                                    0.25     08/01/2032       19,275,000
  13,335,000   ORANGE COUNTY FL INDEPENDENT BLOOD & TISSUE SERVICES
               (IDR, SUNTRUST BANK LOC)+/-ss                                                   0.35     10/01/2027       13,335,000
  11,100,000   ORLANDO & ORANGE COUNTY EXPRESSWAY AUTHORITY SERIES D
               (TELECOM REVENUE, AGM INSURED)+/-ss                                             0.27     07/01/2032       11,100,000
  10,000,000   PALM BEACH COUNTY FL HEALTH FACILITIES AUTHORITY POOLED HOSPITAL
               LOAN PROGRAM (HCFR, SUNTRUST BANK LOC)+/-ss                                     0.50     11/01/2025       10,000,000
  20,375,000   PALM BEACH COUNTY FL SCHOOL BOARD SERIES B (LEASE REVENUE, FGIC
               INSURED)+/-ss                                                                   5.00     08/01/2025       21,207,930
   5,000,000   PALM BEACH COUNTY FL SOLID WASTE AUTHORITY SERIES A UNREFUNDED BALANCE
               PUTABLE (OTHER REVENUE, AMBAC INSURED)ss                                        6.00     10/01/2010        5,176,650
   6,525,000   PALM BEACH COUNTY FL SOUTH FLORIDA BLOOD BANKS PROJECT
               (IDR, SUNTRUST BANK LOC)+/-ss                                                   0.35     12/01/2022        6,525,000
  25,500,000   PALM BEACH COUNTY PINE CREST PREPARATORY SCHOOL
               (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA)+/-ss                               0.25     06/01/2037       25,500,000
  29,664,034   PALM BEACH COUNTY PUBLIC IMPROVEMENT COP                                        3.04     02/01/2014       29,937,240
   1,015,000   PINELLAS COUNTY FL FAMILY RESOURCES INCORPORATED PROJECT
               (IDR, SUNTRUST BANK LOC)+/-ss                                                   0.40     07/01/2024        1,015,000
   3,940,000   PINELLAS COUNTY FL YMCA SUNCOAST INCORPORATED PROJECT
               (IDR, SUNTRUST BANK LOC)+/-ss                                                   0.35     05/01/2027        3,940,000
  15,180,000   PORT OF ST. JOE FL (WATER & SEWER REVENUE, REGIONS BANK LOC)+/-ss               0.95     12/01/2038       15,180,000
   1,155,000   PUNTA GORDA FL HOUSING AUTHORITY GULF BREEZE APARTMENTS SERIES B
               (HOUSING REVENUE, HUD INSURED)                                                  4.13     07/01/2010        1,165,822

                74 Wells Fargo Advantage Municipal Income Funds


                         Portfolio of Investments--December 31, 2009 (Unaudited)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
FLORIDA (continued)
$    500,000   REEDY CREEK IMPROVEMENT DISTRICT SERIES 2 (OTHER REVENUE, NATL-RE INSURED)      5.25%    10/01/2010   $      514,585
   3,000,000   SARASOTA-MANATEE AIRPORT AUTHORITY (AIRPORT REVENUE, SUNTRUST BANK
               LOC)+/-ss                                                                       0.27     08/01/2014        3,000,000
   1,255,000   SOUTH LAKE COUNTY HOSPITAL DISTRICT FL SOUTH LAKE HOSPITAL INCORPORATED         5.50     10/01/2013        1,298,938
   3,700,000   SOUTH MIAMI FL HEALTH FACILITIES AUTHORITY BAPTIST
               HEALTH SOUTH FLORIDA GROUP (HCFR)                                               5.00     08/15/2010        3,798,124
  23,100,000   ST. JOHNS COUNTY FL FLAGLER HOSPITAL INCORPORATED SERIES B
               (HCFR, NATL-RE INSURED, SUNTRUST BANK LOC)+/-ss                                 0.35     12/15/2026       23,100,000
  20,925,000   ST. JOHNS COUNTY FL IDA FLAGLER HOSPITAL INCORPORATED SERIES A
               (HCFR, NATL-RE INSURED, SUNTRUST BANK LOC)+/-ss                                 0.35     12/15/2026       20,925,000
   3,075,000   TAMPA FL CATHOLIC HEALTH EAST SERIES A 1 (HCFR, NATL-RE INSURED)                5.25     11/15/2011        3,111,254
   3,190,000   TAMPA FL PEPIN ACADEMY OF TAMPA INCORPORATED
               (OTHER REVENUE, REGIONS BANK LOC)+/-ss                                          0.95     10/01/2022        3,190,000
   2,830,000   TAMPA FL SOLID WASTE SYSTEM REVENUE SERIES A (OTHER REVENUE, AMBAC INSURED)     4.55     10/01/2010        2,900,750
   4,555,000   TAMPA FL TRINITY SCHOOL CHILDREN PROJECT (OTHER REVENUE, REGIONS BANK
               LOC)+/-ss                                                                       0.95     01/01/2022        4,555,000
   3,065,000   UNIVERSITY ATHLETIC ASSOCIATION INCORPORATED
               (COLLEGE & UNIVERSITY REVENUE, SUNTRUST BANK LOC)+/-ss                          3.75     10/01/2027        3,108,247
   2,500,000   UNIVERSITY ATHLETIC ASSOCIATION INCORPORATED
               (COLLEGE & UNIVERSITY REVENUE, SUNTRUST BANK LOC)+/-ss                          3.80     10/01/2031        2,537,400
  18,025,000   UNIVERSITY OF SOUTH FLORIDA COLLEGE MEDICINE HEALTH FACILITIES LEASE
               PROGRAM SERIES A-1 (LEASE REVENUE, SUNTRUST BANK LOC)+/-ss                      0.35     07/01/2036       18,025,000
  11,560,000   UNIVERSITY OF SOUTHERN FLORIDA FINANCING CORPORATION FLORIDA COP
               COLLEGE OF MEDICINE HEALTH SERIES A-2 (LEASE REVENUE, SUNTRUST BANK
               LOC)+/-ss                                                                       0.29     07/01/2036       11,560,000
                                                                                                                        674,078,890
                                                                                                                     --------------
GEORGIA: 3.88%
   7,810,000   ATLANTA GA SERIES A (SEWER REVENUE)                                             3.00     11/01/2010        7,906,688
   2,250,000   ATLANTA GA SERIES A (SEWER REVENUE)                                             4.00     11/01/2011        2,336,130
  52,690,000   ATLANTA GA SERIES B 2 (AIRPORT REVENUE, NATL-RE INSURED)+/-ss                   2.25     01/01/2030       52,690,000
   4,000,000   ATLANTA GA SERIES C (AIRPORT REVENUE, NATL-RE FGIC INSURED)                     6.25     01/01/2013        4,049,320
  73,900,000   ATLANTA GA SERIES C 1 (AIRPORT REVENUE, NATL-RE INSURED)+/-ss                   2.32     01/01/2030       73,900,000
     650,000   ATLANTA GA SERIES F (AIRPORT REVENUE, FIRST SECURITY BANK INSURED)              5.25     01/01/2011          673,511
   1,890,000   BURKE COUNTY GA PCR DEVELOPMENT AUTHORITY OGLETHORPE POWER SERIES 2006 C 1
               (UTILITIES REVENUE, AMBAC INSURED)+/-ss                                         4.63     01/01/2037        1,906,500
     525,000   CARTERSVILLE GA (WATER & SEWER REVENUE, AMBAC INSURED)                          5.00     01/01/2011          541,842
  14,735,000   CLAYTON COUNTY GA HOUSING AUTHORITY VILLAGES AT LAKE RIDGE
               APARTMENTS PROJECT (MFHR, AMSOUTH BANK LOC)+/-ss                                1.05     02/01/2032       14,735,000
  10,355,000   COLUMBUS GA ST. FRANCIS HOSPITAL INCORPORATED PROJECT
               (HCFR, SUNTRUST BANK LOC)+/-ss                                                  0.35     01/01/2018       10,355,000
  15,020,000   DEKALB GA PRIVATE HOSPITAL AUTHORITY DEKALB MEDICAL
               CENTER INCORPORATED PROJECT (HCFR, SUNTRUST BANK LOC)+/-ss                      0.35     09/01/2035       15,020,000
  21,750,000   FLOYD COUNTY GA BERRY COLLEGE INCORPORATED PROJECT
               (COLLEGE & UNIVERSITY REVENUE, FHLB LOC)+/-ss(a)                                0.26     03/01/2024       21,750,000
   3,470,000   FULTON COUNTY GA DEVELOPMENT AUTHORITY THE EPSTEIN SCHOOL PROJECT
               (HOSPITAL REVENUE, SUNTRUST BANK LOC)+/-ss                                      0.50     01/01/2017        3,470,000
   1,500,000   GEORGIA PUBLIC GAS PARTNERS INCORPORATED GEORGIA SERIES A
               (NATURAL GAS REVENUE)                                                           5.00     10/01/2011        1,590,660
   2,050,000   GEORGIA PUBLIC GAS PARTNERS INCORPORATED GEORGIA SERIES A
               (NATURAL GAS REVENUE)                                                           5.00     10/01/2012        2,222,877
   2,810,000   GWINNETT COUNTY GA HOSPITAL AUTHORITY KMD GROUP LLC PROJECT
               (IDR, SUNTRUST BANK LOC)+/-ss                                                   0.55     02/01/2032        2,810,000
  16,225,000   HALL COUNTY GAINESVILLE HOSPITAL AUTHORITY NORTHEAST GA SERIES G
               (HCFR, GUARANTEE AGREEMENT)+/-ss                                                0.30     05/01/2036       16,225,000
   1,135,000   JACKSON COUNTY GA WATER & SEWER AUTHORITY SERIES B
               (WATER REVENUE, XLCA INSURED)                                                   5.00     09/01/2010        1,153,932
   3,990,000   MAIN STREET NATURAL GAS INCORPORATED GA GAS PROJECT SERIES A (UTILITIES
               REVENUE)                                                                        5.00     09/15/2010        4,071,755

                Wells Fargo Advantage Municipal Income Funds 75


Portfolio of Investments--December 31, 2009 (Unaudited)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
GEORGIA (continued)
$  3,000,000   MAIN STREET NATURAL GAS INCORPORATED GEORGIA SERIES A (NATURAL GAS REVENUE)     5.00%    03/15/2010   $    3,023,160
   3,495,000   MAIN STREET NATURAL GAS INCORPORATED GEORGIA SERIES B (NATURAL GAS REVENUE)     5.00     03/15/2010        3,516,145
   6,300,000   MAIN STREET NATURAL GAS INCORPORATED GEORGIA SERIES B (NATURAL GAS REVENUE)     5.00     03/15/2011        6,495,993
   1,325,000   METROPOLITAN ATLANTA RAPID TRANSIT AUTHORITY SERIES P
               (SALES TAX REVENUE, AMBAC INSURED)                                              6.00     07/01/2013        1,471,505
  18,510,000   MUNICIPAL ELECTRIC AUTHORITY OF GEORGIA PROJECT ONE
               (ELECTRIC REVENUE, FSA INSURED)+/-ss                                            0.25     01/01/2022       18,510,000
   3,100,000   UNION COUNTY GA BOY SCOUTS OF AMERICA ATLANTA PROJECT
               (RECREATIONAL REVENUE, SUNTRUST BANK LOC)+/-ss                                  0.35     04/01/2026        3,100,000
  18,445,000   WALKER DADE & CATOOSA COUNTIES GA HOSPITAL AUTHORITY HUTCHESON MEDICAL
               (HOSPITAL REVENUE, REGIONS BANK LOC)+/-ss                                       0.95     10/01/2028       18,445,000
                                                                                                                        291,970,018
                                                                                                                     --------------
GUAM: 0.08%
   6,050,000   GUAM INTERNATIONAL AIRPORT AUTHORITY SERIES C (AIRPORT REVENUE, NATL-RE
               INSURED)                                                                        5.00     10/01/2010        6,203,670
                                                                                                                     --------------
HAWAII: 0.07%
   1,000,000   HAWAII STATE AIRPORT SYSTEMS (AIRPORT REVENUE, NATL-RE FGIC INSURED)            5.75     07/01/2013        1,045,750
   3,135,000   HAWAII STATE SERIES A (MARINA REVENUE, FIRST SECURITY BANK INSURED)             6.00     07/01/2012        3,220,147
     795,000   HAWAII STATE SERIES B (AIRPORT REVENUE, NATL-RE INSURED)                        6.38     07/01/2012          817,777
                                                                                                                          5,083,674
                                                                                                                     --------------
IDAHO: 0.19%
   2,065,000   BOISE ID CITY HOUSING AUTHORITY CIVIC PLAZA HOUSING PROJECT SERIES C
               (OTHER REVENUE, KEYBANK NA LOC)+/-ss                                            2.20     03/01/2033        2,065,000
  12,635,000   IDAHO HEALTH FACILITIES AUTHORITY ST. LUKES REGIONAL MEDICAL
               CENTER PROJECT (HCFR, AGM INSURED)+/-ss                                         0.30     07/01/2035       12,635,000
                                                                                                                         14,700,000
                                                                                                                     --------------
ILLINOIS: 6.49%
   2,430,000   BROADVIEW IL TAX INCREMENT REVENUE (SALES TAX REVENUE)                          5.25     07/01/2012        2,430,680
     235,000   CHAMPAIGN COLES ET AL COUNTIES IL COMMUNITY COLLEGE DISTRICT # 505
               (COLLEGE & UNIVERSITY REVENUE)                                                  4.25     11/01/2010          235,014
     775,000   CHAMPAIGN COLES ET AL COUNTIES IL COMMUNITY COLLEGE DISTRICT # 505
               (COLLEGE & UNIVERSITY REVENUE)                                                  4.25     11/01/2011          774,760
     810,000   CHAMPAIGN COLES ET AL COUNTIES IL COMMUNITY COLLEGE DISTRICT # 505
               (COLLEGE & UNIVERSITY REVENUE)                                                  4.25     11/01/2012          809,749
     850,000   CHAMPAIGN COLES ET AL COUNTIES IL COMMUNITY COLLEGE DISTRICT # 505
               (COLLEGE & UNIVERSITY REVENUE)                                                  4.25     11/01/2013          849,737
     885,000   CHAMPAIGN COLES ET AL COUNTIES IL COMMUNITY COLLEGE DISTRICT # 505
               (COLLEGE & UNIVERSITY REVENUE)                                                  4.25     11/01/2014          884,726
     930,000   CHAMPAIGN COLES ET AL COUNTIES IL COMMUNITY COLLEGE DISTRICT # 505
               (COLLEGE & UNIVERSITY REVENUE)                                                  4.25     11/01/2015          929,712
     970,000   CHAMPAIGN COLES ET AL COUNTIES IL COMMUNITY COLLEGE DISTRICT # 505
               (COLLEGE & UNIVERSITY REVENUE)                                                  4.25     11/01/2016          969,699
   1,015,000   CHAMPAIGN COLES ET AL COUNTIES IL COMMUNITY COLLEGE DISTRICT # 505
               (COLLEGE & UNIVERSITY REVENUE)                                                  4.25     11/01/2017        1,014,685
   1,065,000   CHAMPAIGN COLES ET AL COUNTIES IL COMMUNITY COLLEGE DISTRICT # 505
               (COLLEGE & UNIVERSITY REVENUE)                                                  4.25     11/01/2018        1,064,670
   1,110,000   CHAMPAIGN COLES ET AL COUNTIES IL COMMUNITY COLLEGE DISTRICT # 505
               (COLLEGE & UNIVERSITY REVENUE)                                                  4.25     11/01/2019        1,109,656
   1,165,000   CHAMPAIGN COLES ET AL COUNTIES IL COMMUNITY COLLEGE DISTRICT # 505
               (COLLEGE & UNIVERSITY REVENUE)                                                  4.25     11/01/2020        1,164,639
   1,215,000   CHAMPAIGN COLES ET AL COUNTIES IL COMMUNITY COLLEGE DISTRICT # 505
               (COLLEGE & UNIVERSITY REVENUE)                                                  4.25     11/01/2021        1,214,623

                76 Wells Fargo Advantage Municipal Income Funds


                         Portfolio of Investments--December 31, 2009 (Unaudited)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
ILLINOIS (continued)
 $ 1,270,000   CHAMPAIGN COLES ET AL COUNTIES IL COMMUNITY COLLEGE DISTRICT # 505
               (COLLEGE & UNIVERSITY REVENUE)                                                  4.25%    11/01/2022   $    1,269,606
   1,330,000   CHAMPAIGN COLES ET AL COUNTIES IL COMMUNITY COLLEGE DISTRICT # 505
               (COLLEGE & UNIVERSITY REVENUE)                                                  4.25     11/01/2023        1,329,588
   1,390,000   CHAMPAIGN COLES ET AL COUNTIES IL COMMUNITY COLLEGE DISTRICT # 505
               (COLLEGE & UNIVERSITY REVENUE)                                                  4.25     11/01/2024        1,389,569
   1,455,000   CHAMPAIGN COLES ET AL COUNTIES IL COMMUNITY COLLEGE DISTRICT # 505
               (COLLEGE & UNIVERSITY REVENUE)                                                  4.25     11/01/2025        1,454,549
   1,525,000   CHAMPAIGN COLES ET AL COUNTIES IL COMMUNITY COLLEGE DISTRICT # 505
               (COLLEGE & UNIVERSITY REVENUE)                                                  4.25     11/01/2026        1,524,527
   1,595,000   CHAMPAIGN COLES ET AL COUNTIES IL COMMUNITY COLLEGE DISTRICT # 505
               (COLLEGE & UNIVERSITY REVENUE)                                                  4.25     11/01/2027        1,594,506
   1,665,000   CHAMPAIGN COLES ET AL COUNTIES IL COMMUNITY COLLEGE DISTRICT # 505
               (COLLEGE & UNIVERSITY REVENUE)                                                  4.25     11/01/2028        1,664,484
   1,745,000   CHAMPAIGN COLES ET AL COUNTIES IL COMMUNITY COLLEGE DISTRICT # 505
               (COLLEGE & UNIVERSITY REVENUE)                                                  4.25     11/01/2029        1,744,459
  10,000,000   CHICAGO BOARD OF EDUCATION IL SERIES C 2 (PROPERTY TAX REVENUE, AGM
               INSURED)+/-ss                                                                   2.00     03/01/2035       10,000,000
  20,000,000   CHICAGO IL BOARD OF EDUCATION (PROPERTY TAX REVENUE, ASSURED GUARANTY)+/-ss     3.10     03/01/2036       20,000,000
     975,000   CHICAGO IL DCL 2008-068 (PROPERTY TAX REVENUE,
               AMBAC INSURED, DEXIA CREDIT LOCAL LOC)+/-ss++                                   0.40     01/01/2022          975,000
  22,435,000   CHICAGO IL O'HARE INTERNATIONAL AIRPORT REVENUE
               (AIRPORT REVENUE, NATL-RE INSURED)+/-ss                                         0.50     01/01/2018       22,435,000
   2,640,000   CHICAGO IL O'HARE INTERNATIONAL AIRPORT REVENUE SERIES C
               (AIRPORT REVENUE, NATL-RE INSURED)                                              5.00     01/01/2011        2,736,730
     300,000   CHICAGO IL SERIES D (OTHER REVENUE, AGM INSURED)+/-ss                           0.31     01/01/2040          300,000
 110,100,000   COOK IL CAPITAL IMPROVEMENT SERIES E (PROPERTY TAX REVENUE)+/-ss                0.68     11/01/2033      110,100,000
   3,815,000   DAVIS JUNCTION IL (PROPERTY TAX REVENUE, FIFTH THIRD BANK LOC)+/-ss             0.55     06/01/2021        3,815,000
   1,000,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY REVENUE CHRISTIAN HERITAGE ACADEMY
               US BANK NA LOC (PRIVATE SCHOOL REVENUE, GLENVIEW STATE BANK LOC)+/-ss           0.51     12/01/2021        1,000,000
  56,610,000   ILLINOIS FINANCE AUTHORITY DELNOR COMMUNITY HOSPITAL SERIES A
               (HOSPITAL REVENUE, FIFTH THIRD BANK LOC)+/-ss                                   0.30     05/15/2038       56,610,000
   2,840,000   ILLINOIS FINANCE AUTHORITY DEPAUL UNIVERSITY SERIES B
               (COLLEGE & UNIVERSITY REVENUE, XLCA INSURED)+/-ss                               3.50     10/01/2026        2,873,966
  75,000,000   ILLINOIS FINANCE AUTHORITY ELMHURST MEMORIAL HEALTHCARE SERIES C
               (HCFR, RBS CITIZENS NA LOC)+/-ss                                                0.45     01/01/2048       75,000,000
     500,000   ILLINOIS FINANCE AUTHORITY MEMORIAL HEIGHTS SYSTEM (HCFR)                       3.00     04/01/2011          504,835
     875,000   ILLINOIS FINANCE AUTHORITY MEMORIAL HEIGHTS SYSTEM (HCFR)                       4.00     04/01/2012          905,756
  21,650,000   ILLINOIS FINANCE AUTHORITY PRAIRIE POWER (OTHER REVENUE)+/-ss                   3.25     07/01/2042       21,708,888
   8,980,000   ILLINOIS FINANCE AUTHORITY RESURRECTION HEALTH (HCFR)                           3.00     05/15/2011        9,031,725
   9,315,000   ILLINOIS FINANCE AUTHORITY RESURRECTION HEALTH (HCFR)                           4.00     05/15/2012        9,473,634
   1,170,000   ILLINOIS FINANCE AUTHORITY SWEDISH AMERICAN HOSPITAL (HCFR, AMBAC INSURED)      5.00     11/15/2011        1,209,441
   4,500,000   ILLINOIS FINANCE AUTHORITY WASTE MANAGEMENT INCORPORATED PROJECT (IDR)+/-ss     5.05     01/01/2010        4,500,000
   2,875,000   ILLINOIS HEALTH FACILITIES AUTHORITY UNREFUNDED BALANCE ADVOCATE NETWORK
               (HCFR)                                                                          6.00     11/15/2010        3,005,813
  16,000,000   ILLINOIS STATE SERIES A (GENERAL FUND REVENUE)                                  5.00     09/01/2010       16,448,960
   9,010,000   ILLINOIS STATE SERIES B (OTHER REVENUE)+/-ss                                    2.55     10/01/2033        9,010,000
  10,995,000   ILLINOIS STATE TOLL HIGHWAY AUTHORITY SERIES A-2
               (TOLL ROAD REVENUE, AGM INSURED)+/-ss                                           0.26     01/01/2031       10,995,000
   2,000,000   LAKE COUNTY IL COMMUNITY HIGH SCHOOL DISTRICT # 117 ANTIOCH CAPITAL
               APPRECIATION BONDS SERIES B (PROPERTY TAX REVENUE, NATL-RE FGIC INSURED)##      1.96     12/01/2010        1,961,280
   9,310,000   LAKE COUNTY IL COMMUNITY HIGH SCHOOL DISTRICT # 127 GRAYSLAKE
               (PROPERTY TAX REVENUE, FSA INSURED)+/-ss                                        0.50     02/01/2017        9,310,000
   1,000,000   LAKES REGION SANITATION DISTRICT IL DEBT CERTIFICATES (PROPERTY TAX
               REVENUE)                                                                        4.13     12/01/2010        1,013,090
   2,000,000   MCHENRY & LAKE COUNTIES IL COMMUNITY CONSOLIDATED SCHOOL DISTRICT # 15
               (PROPERTY TAX REVENUE, NATL-RE FGIC INSURED)                                    4.40     01/01/2012        2,060,180
     605,000   QUINCY IL BLESSING HOSPITAL (HCFR)                                              5.00     11/15/2011          621,281

                Wells Fargo Advantage Municipal Income Funds 77


                         Portfolio of Investments--December 31, 2009 (Unaudited)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
ILLINOIS (continued)
$ 12,345,000   REGIONAL TRANSPORTATION AUTHORITY IL FLOATERS 2886
               (TAX REVENUE, NATL-RE GO OF AUTHORITY INSURED)+/-ss                             0.50%    06/01/2033   $   12,345,000
  17,980,000   REGIONAL TRANSPORTATION AUTHORITY IL FLOATERS SERIES DCL 020
               (TRANSIT REVENUE, FSA GO OF AUTHORITY INSURED, DEXIA CREDIT LOCAL LOC)+/-ss     0.33     06/01/2034       17,980,000
   1,130,000   ROCK ISLAND-MERCER ETC. COUNTIES IL COMMUNITY COLLEGE DISTRICT # 503
               (PROPERTY TAX REVENUE)                                                          4.50     12/01/2010        1,132,656
   1,700,000   ROCK ISLAND-MERCER ETC. COUNTIES IL COMMUNITY COLLEGE DISTRICT # 503
               (PROPERTY TAX REVENUE)                                                          4.50     12/01/2011        1,703,434
   1,790,000   ROCK ISLAND-MERCER ETC. COUNTIES IL COMMUNITY COLLEGE DISTRICT # 503
               (PROPERTY TAX REVENUE)                                                          4.50     12/01/2012        1,793,168
   1,880,000   ROCK ISLAND-MERCER ETC. COUNTIES IL COMMUNITY COLLEGE DISTRICT # 503
               (PROPERTY TAX REVENUE)                                                          4.50     12/01/2013        1,882,858
   1,980,000   ROCK ISLAND-MERCER ETC. COUNTIES IL COMMUNITY COLLEGE DISTRICT # 503
               (PROPERTY TAX REVENUE)                                                          4.50     12/01/2014        1,982,257
   2,080,000   ROCK ISLAND-MERCER ETC. COUNTIES IL COMMUNITY COLLEGE DISTRICT # 503
               (PROPERTY TAX REVENUE)                                                          4.50     12/01/2015        2,081,498
   2,185,000   ROCK ISLAND-MERCER ETC. COUNTIES IL COMMUNITY COLLEGE DISTRICT # 503
               (PROPERTY TAX REVENUE)                                                          4.50     12/01/2016        2,185,961
   2,300,000   ROCK ISLAND-MERCER ETC. COUNTIES IL COMMUNITY COLLEGE DISTRICT # 503
               (PROPERTY TAX REVENUE)                                                          4.50     12/01/2017        2,300,529
   2,415,000   ROCK ISLAND-MERCER ETC. COUNTIES IL COMMUNITY COLLEGE DISTRICT # 503
               (PROPERTY TAX REVENUE)                                                          4.50     12/01/2018        2,414,976
   2,540,000   ROCK ISLAND-MERCER ETC. COUNTIES IL COMMUNITY COLLEGE DISTRICT # 503
               (PROPERTY TAX REVENUE)                                                          4.50     12/01/2019        2,519,655
   4,475,000   UNIVERSITY OF ILLINOIS COP UTILITIES INFRASTRUCTURE PROJECTS
               (LEASE REVENUE, AMBAC INSURED)                                                  5.00     08/15/2012        4,834,835
                                                                                                                        488,186,044
                                                                                                                     --------------
INDIANA: 1.83%
   1,970,000   BONNE COUNTY IN INDUSTRIAL REDEVELOPMENT DISTRICT BOND
               ANTICIPATION NOTES (TAX REVENUE)                                                4.50     05/15/2010        1,972,206
  20,000,000   CARMEL IN (OTHER REVENUE)                                                       3.38     02/17/2010       20,015,600
   2,380,000   DELAWARE COUNTY IN BALL MEMORIAL HOSPITAL INCORPORATED (HCFR)                   5.00     08/01/2010        2,380,571
   2,200,000   DELAWARE COUNTY IN BALL MEMORIAL HOSPITAL INCORPORATED (HCFR)                   5.00     08/01/2011        2,200,242
  16,930,000   DEXIA CREDIT LOCAL CERTIFICATES TRUST BOA 2008 058 (PROPERTY TAX
               REVENUE)+/-ss                                                                   0.40     01/01/2030       16,930,000
   7,120,000   DEXIA CREDIT LOCAL CERTIFICATES TRUST BOA 2008 060
               (COLLEGE & UNIVERSITY REVENUE)+/-ss                                             0.40     07/01/2029        7,120,000
  13,490,000   FORT WAYNE IN BOND ANTICIPATION NOTES (WATER & SEWER REVENUE)                   4.25     02/11/2010       13,497,824
  12,885,000   IN PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS
               (OTHER REVENUE, NATL-RE INSURED)+/-ss                                           0.50     01/01/2024       12,885,000
   8,585,000   INDIANA HEALTH FACILITY FINANCING AUTHORITY ASCENSION HEALTH
               CREDIT GROUP SERIES A1 (HOSPITAL REVENUE)+/-ss                                  3.63     11/15/2036        8,898,353
     500,000   INDIANA HEALTH FACILITY FINANCING AUTHORITY ASCENSION HEALTH
               SUBORDINATE CREDIT SERIES A (HOSPITAL REVENUE)+/-ss                             5.00     10/01/2027          526,835
     900,000   INDIANA HFFA DEACONESS HOSPITAL INCORPORATION (HCFR, FIFTH THIRD BANK
               LOC)+/-ss                                                                       0.55     01/01/2022          900,000
  14,300,000   INDIANA MUNICIPAL POWER AGENCY SERIES A
               (POWER REVENUE, DEXIA CREDIT LOCAL LOC)+/-ss                                    0.28     01/01/2018       14,300,000
   1,325,000   INDIANA STATE DEVELOPMENT FINANCE AUTHORITY USX CORPORATION PROJECT
               (IDR)+/-ss                                                                      5.25     12/01/2022        1,399,174
  10,305,000   INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENT BOND BANK
               (AIRPORT REVENUE, AMBAC INSURED)+/-ss                                           0.65     01/01/2019       10,305,000
   1,500,000   JASPER IN NORTHERN SERIES A (IDR, NATL-RE INSURED)                              4.15     08/01/2010        1,516,305
   8,214,000   MISHAWAKA IN TAX ANTICIPATION                                                   2.25     12/31/2010        8,276,344
   1,800,000   ST. JOSEPH COUNTY IN BROTHERS OF HOLY CROSS PROJECT
               (HOUSING REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                               0.41     09/01/2017        1,800,000
   1,375,000   UNIVERSITY OF SOUTHERN INDIANA AUXILIARY SYSTEMS SERIES A
               (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED)                                   5.00     10/01/2011        1,417,130

                78 Wells Fargo Advantage Municipal Income Funds


                         Portfolio of Investments--December 31, 2009 (Unaudited)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
INDIANA (continued)
$ 11,525,000   ZIONSVILLE IN COMMUNITY SCHOOLS BUILDING CORPORATION FLOATERS SERIES DCL
               047 (LEASE REVENUE, FSA STATE AID WITHHOLDING INSURED, DEXIA CREDIT LOCAL
               LOC)+/-ss                                                                       0.33%    01/15/2025   $   11,525,000
                                                                                                                        137,865,584
                                                                                                                     --------------
IOWA: 0.46%
   8,000,000   DES MOINES IA GRAND OFFICE PARK PROJECT SERIES E (IDR)+/-ss                     2.65     04/01/2015        8,000,000
   1,400,000   DUBUQUE IA COMMUNITY SCHOOL DISTRICT (SALES TAX REVENUE)                        4.00     07/01/2010        1,402,982
   1,000,000   IOWA FINANCE AUTHORITY GENESIS MEDICAL CENTER (HCFR)                            6.00     07/01/2012        1,013,830
   5,500,000   IOWA FINANCE AUTHORITY SERIES F (HCFR)+/-ss                                     5.00     08/15/2039        5,906,945
   5,000,000   IOWA STUDENT LOAN LIQUIDITY CORPORATION SERIES 1 (STUDENT LOAN REVENUE)         3.00     12/01/2010        5,059,800
   1,650,000   IOWA STUDENT LOAN LIQUIDITY CORPORATION SERIES 1 (STUDENT LOAN REVENUE)         2.50     12/01/2011        1,656,105
   1,000,000   IOWA STUDENT LOAN LIQUIDITY CORPORATION SERIES 1 (STUDENT LOAN REVENUE)         4.00     12/01/2011        1,032,100
   1,650,000   IOWA STUDENT LOAN LIQUIDITY CORPORATION SERIES 1 (STUDENT LOAN REVENUE)         3.25     12/01/2012        1,670,163
   1,500,000   IOWA STUDENT LOAN LIQUIDITY CORPORATION SERIES 1 (STUDENT LOAN REVENUE)         4.00     12/01/2012        1,549,620
   6,875,000   WATERLOO IA COMMUNITY SCHOOL DISTRICT BOND ANTICIPATION NOTES
               (SALES TAX REVENUE)                                                             3.75     05/01/2012        7,123,256
                                                                                                                         34,414,801
                                                                                                                     --------------
KANSAS: 1.02%
  10,000,000   BURLINGTON KS KANSAS CITY POWER & LIGHT SERIES A 2
               (OTHER REVENUE, FGIC INSURED)+/-ss                                              5.00     09/01/2035       10,064,600
   8,500,000   BURLINGTON KS KANSAS CITY POWER & LIGHT SERIES B (IDR, FGIC INSURED)+/-ss       5.38     09/01/2035        9,093,045
   6,000,000   BURLINGTON KS KANSAS CITY POWER & LIGHT SERIES B
               (OTHER REVENUE, XLCA INSURED)+/-ss                                              5.00     12/01/2023        6,181,740
   1,000,000   JUNCTION CITY KS TEMPORARY NOTES SERIES B (PROPERTY TAX REVENUE)                2.70     06/01/2010        1,008,170
   3,765,000   KANSAS CITY KS UNREFUNDED BALANCE CAPITAL APPRECIATION
               (ELECTRIC, POWER & LIGHT REVENUE, AMBAC INSURED)##                              1.48     03/01/2010        3,755,399
   1,000,000   KANSAS DEVELOPMENT FINANCE AUTHORITY ADVENTIST HEALTH (HCFR)                    4.00     11/15/2011        1,027,800
   5,810,000   KANSAS DEVELOPMENT FINANCE AUTHORITY HAYS MEDICAL CENTER
               (HCFR, NATL-RE INSURED)+/-ss                                                    3.75     05/15/2026        5,891,979
   5,000,000   KANSAS INDEPENDENT COLLEGE FINANCE AUTHORITY BAKER UNIVERSITY SERIES A
               (COLLEGE & UNIVERSITY REVENUE)                                                  5.00     05/01/2010        5,018,500
   3,000,000   KANSAS INDEPENDENT COLLEGE FINANCE AUTHORITY SERIES D
               (COLLEGE & UNIVERSITY REVENUE)                                                  5.00     05/01/2010        3,011,100
   2,500,000   KANSAS INDEPENDENT COLLEGE FINANCE AUTHORITY SERIES E
               (COLLEGE & UNIVERSITY REVENUE)                                                  5.00     05/01/2010        2,509,250
   4,500,000   KANSAS INDEPENDENT COLLEGE FINANCE AUTHORITY SERIES F
               (COLLEGE & UNIVERSITY REVENUE)                                                  5.00     05/01/2010        4,516,650
     800,000   KANSAS INDEPENDENT COLLEGE FINANCE AUTHORITY SERIES G
               (COLLEGE & UNIVERSITY REVENUE)                                                  5.00     05/01/2010          802,960
   1,500,000   KANSAS STATE INDEPENDENT COLLEGE FINANCE AUTHORITY SERIES B
               (COLLEGE & UNIVERSITY REVENUE)                                                  5.00     05/01/2010        1,505,550
     300,000   KANSAS STATE INDEPENDENT COLLEGE FINANCE AUTHORITY SERIES C
               (COLLEGE & UNIVERSITY REVENUE)                                                  5.00     05/01/2010          301,110
   6,170,000   MERRIAM KS HOUSING PINEGATE APARTMENTS PROJECT
               (MFHR, MARSHALL & ILSLEY BANK LOC)+/-ss                                         4.00     12/01/2026        6,170,000
  11,075,000   SHAWNEE KS HOUSING PINEGATE APARTMENTS PROJECT
               (MFHR, MARSHALL & ILSLEY BANK LOC)+/-ss                                         2.47     03/01/2029       11,075,000
   1,675,000   WYANDOTTE COUNTY KS CITY UNIFIED GOVERNMENT REFERENDUM
               SALES TAX SECOND LIEN AREA B (SALES TAX REVENUE)                                5.00     12/01/2020        1,688,584
   2,910,000   WYANDOTTE COUNTY KS CITY UNITED GOVERNMENT SPECIAL OBLIGATION
               SALES TAX SECOND LIEN AREA B (SALES TAX REVENUE)                                4.75     12/01/2016        2,971,576
                                                                                                                         76,593,013
                                                                                                                     --------------

                 Wells Fargo Advantage Municipal Income Funds 79


Portfolio of Investments--December 31, 2009 (Unaudited)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
KENTUCKY: 0.72%
$ 10,000,000   ALLEN COUNTY KY CAMP COURAGEOUS PROJECT (OTHER REVENUE, SUNTRUST
               BANK LOC)+/-ss                                                                  0.35%    12/01/2025   $   10,000,000
   2,500,000   JEFFERSON COUNTY KY UNIVERSITY MEDICAL CENTER INCORPORATED PROJECT
               (HCFR, NATL-RE INSURED)                                                         5.20     07/01/2010        2,506,000
   2,075,000   JEFFERSON COUNTY KY UNIVERSITY MEDICAL CENTER INCORPORATED PROJECT
               (HCFR, NATL-RE INSURED)                                                         5.25     07/01/2011        2,079,565
   4,750,000   KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN KY SERIES A
               (AIRPORT REVENUE, NATL-RE INSURED)                                              5.63     03/01/2010        4,777,740
   1,075,000   KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN KY SERIES A
               (AIRPORT REVENUE, XLCA INSURED)                                                 4.00     03/01/2010        1,078,376
   6,200,000   KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN KY SERIES B
               (AIRPORT REVENUE, XLCA INSURED)                                                 5.00     03/01/2010        6,229,698
   6,000,000   KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN KY SERIES B
               (AIRPORT REVENUE, XLCA INSURED)                                                 5.00     03/01/2011        6,138,000
   6,500,000   KENTUCKY EDFA SERIES 04D (HCFR)+/-ss                                            3.50     05/01/2034        6,609,785
   2,500,000   KENTUCKY HOUSING CORPORATION CITYWIDE HOUSING PROJECT (HOUSING REVENUE)         4.63     01/01/2010        2,500,000
   5,000,000   LOUISVILLE & JEFFERSON COUNTY METROPOLITAN GOVERNMENT LOUISVILLE GAS &
               ELECTRIC COMPANY SERIES A (OTHER REVENUE)+/-                                    5.38     05/01/2027        5,203,900
   7,020,000   WILMORE KY ASBURY THEOLOGICAL PROJECT (PRIVATE SCHOOLS, REGIONS
               BANK LOC)+/-ss                                                                  0.95     08/01/2031        7,020,000
                                                                                                                         54,143,064
                                                                                                                     --------------
LOUISIANA: 1.80%
   3,085,000   CADDO-BOSSIER PARISHES PORT COMMISSION LA OAKLEY LA COMPANY PROJECT
               (IDR, REGIONS BANK LOC)+/-ss                                                    1.05     01/01/2028        3,085,000
   2,070,000   JEFFERSON LA PARISH HOSPITAL SERVICE DISTRICT # 001 WEST JEFFERSON MEDICAL
               CENTER SERIES A (HCFR, AGM INSURED)                                             5.25     01/01/2011        2,086,457
  10,000,000   LAFAYETTE LA ECONOMIC DEVELOPMENT AUTHORITY STIRLING LAFAYETTE LLC PROJECT
               (OTHER REVENUE, REGIONS BANK LOC)+/-ss                                          0.95     02/01/2038       10,000,000
   2,140,000   LOUISIANA LOCAL GOVERNMENT ENVIRONMENTAL FACILITIES & COMMUNITY DEVELOPMENT
               MID SOUTH EXTRUSION INCORPORATED PROJECT (IDR, REGIONS BANK LOC)+/-ss           1.05     12/01/2017        2,140,000
   8,805,000   LOUISIANA PUBLIC FACILITIES AUTHORITY CENTURY WILSHIRE INCORPORATED PROJECT
               (IDR, REGIONS BANK LOC)+/-ss                                                    0.95     02/01/2033        8,805,000
   3,550,000   LOUISIANA PUBLIC FACILITIES AUTHORITY CHRISTUS HEALTHCARE (AGM INSURED)         5.00     07/01/2012        3,762,894
   6,575,000   LOUISIANA PUBLIC FACILITIES AUTHORITY CLECO POWER LLC PROJECT (IDR)+/-ss        7.00     12/01/2038        7,062,471
  36,125,000   LOUISIANA PUBLIC FACILITIES AUTHORITY COCA COLA BOTTLING COMPANY PROJECT
               (IDR, REGIONS BANK LOC)+/-ss                                                    0.95     04/01/2023       36,125,000
   2,100,000   LOUISIANA PUBLIC FACILITIES AUTHORITY FRANCISCAN SERIES B (HCFR)                5.00     07/01/2011        2,161,152
   2,185,000   LOUISIANA PUBLIC FACILITIES AUTHORITY FRANCISCAN SERIES B (HCFR)                5.00     07/01/2012        2,276,639
   1,500,000   PARISH OF IBERVILLE LA DOW CHEMICAL (IDR)+/-ss                                  5.50     06/01/2029        1,513,965
   5,000,000   RAPIDES FINANCE AUTHORITY REVENUE LA CLECO POWER LLC PROJECT
               (RESOURCE RECOVERY REVENUE)+/-ss                                                6.00     10/01/2038        5,239,600
   1,665,000   REGIONAL TRANSPORTATION AUTHORITY SERIES A
               (SALES TAX REVENUE, NATL-RE FGIC INSURED)                                       8.00     12/01/2010        1,745,802
   3,675,000   ST. TAMMANY PARISH LA DEVELOPMENT DISTRICT GULF OPPORTUNITY ZONE REVENUE
               (OTHER REVENUE, REGIONS BANK LOC)+/-ss                                          0.95     04/01/2034        3,675,000
   2,240,000   ST. TAMMANY PARISH LA DEVELOPMENT DISTRICT GULF OPPORTUNITY ZONE REVENUE
               (OTHER REVENUE, REGIONS BANK LOC)+/-ss                                          0.95     04/01/2034        2,240,000
   3,305,000   ST. TAMMANY PARISH LA DEVELOPMENT DISTRICT GULF OPPORTUNITY ZONE REVENUE
               (OTHER REVENUE, REGIONS BANK LOC)+/-ss                                          0.95     04/01/2034        3,305,000
   5,400,000   ST. TAMMANY PARISH LA DEVELOPMENT DISTRICT GULF OPPORTUNITY ZONE REVENUE
               (OTHER REVENUE, REGIONS BANK LOC)+/-ss                                          0.95     12/01/2036        5,400,000
  25,000,000   WEST BATON ROUGE PARISH LA INDUSTRIAL DISTRICT # 3 DOW CHEMICAL (IDR)+/-ss      5.50     12/01/2023       25,141,500
  10,000,000   WEST BATON ROUGE PARISH LA INDUSTRIAL DISTRICT # 3 DOW CHEMICAL (INDUSTRIAL
               REVENUE)+/-ss                                                                   5.00     10/01/2021       10,044,400
                                                                                                                        135,809,880
                                                                                                                     --------------

                80 Wells Fargo Advantage Municipal Income Funds


                         Portfolio of Investments--December 31, 2009 (Unaudited)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
MAINE: 0.09%
 $ 3,200,000   MAINE EDUCATIONAL LOAN AUTHORITY CLASS A SERIES A 1
               (OTHER REVENUE, GUARANTEE AGREEMENT)                                            4.30%    12/01/2012   $    3,374,400
   3,000,000   MAINE FINANCE AUTHORITY WASTE MANAGEMENT
               INCORPORATED PROJECT (OTHER REVENUE)+/-ss                                       2.25     11/01/2015        3,002,460
      95,000   MAINE STATE HOUSING AUTHORITY SERIES G2 (HOUSING REVENUE)                       4.00     11/15/2024           95,033
                                                                                                                          6,471,893
                                                                                                                     --------------
MARYLAND: 0.61%
  12,925,000   MARYLAND STATE HEFA ANNE ARUNDEL HEALTH SYSTEM SERIES B
               (HCFR, AGM INSURED)+/-ss(a)                                                     1.05     07/01/2034       12,925,000
  20,005,000   MARYLAND STATE HEFA SHEPPARD PRATT SERIES B
               (HCFR, SUNTRUST BANK LOC)+/-ss                                                  0.35     07/01/2028       20,005,000
  12,000,000   MARYLAND STATE HEFA UNIVERSITY OF MARYLAND MEDICAL SYSTEM SERIES E
               (HCFR, SUNTRUST BANK LOC)+/-ss                                                  0.30     07/01/2041       12,000,000
   1,150,000   MARYLAND STATE INDUSTRIAL DEVELOPMENT FINANCING AUTHORITY
               SYNAGRO BALTIMORE SERIES A (OTHER REVENUE)                                      5.00     12/01/2010        1,156,187
                                                                                                                         46,086,187
                                                                                                                     --------------
MASSACHUSETTS: 0.97%
   2,010,000   MASSACHUSETTS HEFA CARITAS CHRISTIAN OBLIGATION SERIES B (HCFR)                 6.50     07/01/2012        2,080,169
   5,250,000   MASSACHUSETTS HEFA NORTHEASTERN UNIVERSITY SERIES T-2
               (COLLEGE & UNIVERSITY REVENUE)+/-ss                                             4.10     10/01/2037        5,365,973
  16,146,000   MASSACHUSETTS HEFA SMITH COLLEGE (COLLEGE & UNIVERSITY REVENUE)                 0.25     07/01/2029       16,146,000
   4,250,000   MASSACHUSETTS INDUSTRIAL FINANCE AGENCY OGDEN HAVERHILL SERIES A
               (OTHER REVENUE)                                                                 5.35     12/01/2010        4,298,748
  19,125,000   MASSACHUSETTS MUNICIPAL WHOLESALE ELECTRIC COMPANY NUCLEAR MIX # 3 SERIES 1
               (ELECTRIC REVENUE, NATL-RE INSURED)+/-ss(a)                                     0.14     07/01/2018       17,188,594
   1,950,000   MASSACHUSETTS MUNICIPAL WHOLESALE ELECTRIC COMPANY NUCLEAR MIX # 4 SERIES 1
               (ELECTRIC REVENUE, NATL-RE INSURED)+/-ss(a)                                     0.24     07/01/2017        1,752,563
   4,775,000   MASSACHUSETTS MUNICIPAL WHOLESALE ELECTRIC COMPANY PROJECT # 6 SERIES 1
               (ELECTRIC REVENUE, NATL-RE INSURED)+/-ss(a)                                     0.24     07/01/2019        4,291,531
   2,120,000   MASSACHUSETTS STATE HEFA PARTNERS HEALTHCARE SYSTEM SERIES F2
               (HCFR, AGM INSURED)+/-ss                                                        0.70     07/01/2040        2,120,000
  17,700,000   MASSACHUSETTS STATE HFA SERIES F (HOUSING REVENUE, AGM INSURED,
               FNMA LOC)+/-ss                                                                  0.38     12/01/2037       17,700,000
   2,000,000   MASSACHUSETTS STATE INDUSTRIAL FINANCE AGENCY BARBOUR CORPORATE ISSUE
               (IDR, FLEET NATIONAL BANK LOC)+/-ss                                             0.32     08/01/2018        2,000,000
                                                                                                                         72,943,578
                                                                                                                     --------------
MICHIGAN: 5.28%
  16,395,000   DETROIT MI ANTICIPATION NOTES (SALES TAX REVENUE)                               5.00     03/01/2010       16,465,171
     700,000   DETROIT MI CAPITAL IMPROVEMENT LIMITED TAX SERIES A 1 (OTHER REVENUE)           5.00     04/01/2013          681,149
   3,620,000   DETROIT MI CONVENTION FACILITIES COBO HALL (OTHER REVENUE, NATL-RE INSURED)     5.00     09/30/2010        3,688,056
   1,000,000   DETROIT MI SCHOOL DISTRICT SCHOOL BUILDING & SITE IMPROVEMENT SERIES A
               (PROPERTY TAX REVENUE, FGIC INSURED)                                            5.00     05/01/2010        1,010,580
   2,000,000   DETROIT MI SECOND LIEN SERIES C (SEWER REVENUE, NATL-RE INSURED)                5.00     07/01/2011        2,070,760
  11,700,000   DETROIT MI SEWAGE DISPOSAL (SEWER REVENUE, NATL-RE INSURED)+/-ss                0.50     07/01/2021       11,700,000
   3,030,000   DETROIT MI WATER SUPPLY SYSTEM SERIES A (WATER REVENUE, NATL-RE INSURED)        5.40     07/01/2010        3,075,753
   1,250,000   KENT HOSPITAL FINANCE AUTHORITY MI PINE REST CHRISTIAN HEALTH
               (HCFR, FIFTH THIRD BANK LOC)+/-ss                                               0.55     10/01/2041        1,250,000
   2,825,000   KENT MI HOSPITAL FINANCE AUTHORITY SPECTRUM HEALTH SERIES B (HCFR)              5.00     07/15/2011        2,967,663
  98,840,000   KENT MI HOSPITAL FINANCE AUTHORITY SPECTRUM HEALTH SERIES B 2 (HCFR)+/-ss       0.37     01/15/2047       98,840,000
  23,850,000   MI PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS (TAX REVENUE,
               FSA INSURED)+/-ss                                                               0.50     11/01/2020       23,850,000
   5,000,000   MICHIGAN DETROIT FUND POLLUTION SERIES AA (UTILITIES REVENUE, NATL-RE FIGC
               INSURED)                                                                        6.95     05/01/2011        5,319,900
   5,880,000   MICHIGAN HEFA LIMITED OBLIGATION DAVENPORT UNIVERSITY
               (COLLEGE & UNIVERSITY REVENUE, FIFTH THIRD BANK LOC)+/-ss                       0.55     06/01/2034        5,880,000

                 Wells Fargo Advantage Municipal Income Funds 81


                         Portfolio of Investments--December 31, 2009 (Unaudited)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
MICHIGAN (continued)
$  1,000,000   MICHIGAN HEFA LIMITED OBLIGATION DAVENPORT UNIVERSITY
               (COLLEGE & UNIVERSITY REVENUE, FIFTH THIRD BANK LOC)+/-ss                       0.55%    01/01/2036   $    1,000,000
  50,000,000   MICHIGAN HOUSING DEVELOPMENT AUTHORITY SERIES B (HOUSING REVENUE)+/-ss          4.25     06/01/2038       50,000,000
   1,000,000   MICHIGAN MUNICIPAL BOND AUTHORITY DETROIT SCHOOL DISTRICT
               (OTHER REVENUE, AGM INSURED)                                                    5.00     06/01/2010        1,018,150
  22,400,000   MICHIGAN MUNICIPAL BOND AUTHORITY STUDENT AID NOTES
               DETROIT SERIES 2009B (OTHER REVENUE)                                            6.00     01/20/2010       22,425,088
  34,000,000   MICHIGAN MUNICIPAL BOND AUTHORITY STUDENT AID NOTES SERIES D
               (OTHER REVENUE)                                                                 9.50     08/20/2010       33,952,400
   1,000,000   MICHIGAN STATE BUILDING AUTHORITY SERIES 1 (LEASE REVENUE,)                     5.00     10/15/2010        1,028,490
     250,000   MICHIGAN STATE BUILDING AUTHORITY SERIES 1 (LEASE REVENUE,)                     3.00     10/15/2011          256,150
   6,675,000   MICHIGAN STATE BUILDING AUTHORITY SERIES 1 (LEASE REVENUE,)                     5.00     10/15/2011        7,073,631
   7,120,000   MICHIGAN STATE COMPREHENSIVE TRANSITION (FSA INSURED)+/-ss                      0.48     05/15/2023        7,120,000
   2,750,000   MICHIGAN STATE COP SERIES A (LEASE REVENUE, NATL-RE INSURED)+/-ss               5.00     09/01/2031        2,816,358
   2,925,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY ASCENSION HEALTH CREDIT SERIES A
               (HCFR, NATL-RE INSURED)                                                         5.50     11/15/2010        2,965,979
   2,500,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY ASCENSION HEALTH CREDIT SERIES A
               (HOSPITAL REVENUE, NATL-RE INSURED)                                             6.00     11/15/2012        2,535,900
   7,500,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HEALTHCARE EQUIPMENT
               LOAN PROGRAM SERIES C 24 (HCFR, FIFTH THIRD BANK LOC)+/-ss                      0.55     12/01/2032        7,500,000
  15,000,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HEALTHCARE EQUIPMENT
               LOAN PROGRAM SERIES C SUBSERIES C 12 (HCFR, FIFTH THIRD BANK LOC)+/-ss          0.55     12/01/2032       15,000,000
   7,500,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HEALTHCARE EQUIPMENT
               LOAN PROGRAM SERIES C SUBSERIES C 17 (HCFR, FIFTH THIRD BANK LOC)+/-ss          0.55     12/01/2032        7,500,000
   7,500,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HEALTHCARE EQUIPMENT
               LOAN PROGRAM SERIES C SUBSERIES C 22 (HCFR, FIFTH THIRD BANK LOC)+/-ss          0.55     12/01/2032        7,500,000
   1,550,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY MCLAREN HEALTH CARE (HCFR)            5.00     05/15/2010        1,565,252
   2,250,000   MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITY SERIES C (HOUSING REVENUE)         3.05     06/01/2010        2,255,783
   4,000,000   MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITY SERIES C (HOUSING REVENUE)         3.15     12/01/2010        4,022,640
   7,750,000   MICHIGAN STATE STRATEGIC FUND DETROIT ED (ELECTRICAL POWER REVENUE)+/-ss        3.05     08/01/2024        7,818,665
   3,695,000   MICHIGAN STRATEGIC FUND CONSUMERS ENERGY COMPANY PROJECT (IDR)                  4.25     06/15/2010        3,722,528
   1,000,000   MICHIGAN STRATEGIC WASTE MANAGEMENTS INCORPORATED PROJECT
               (SEWER REVENUE)+/-ss                                                            4.63     12/01/2012        1,034,560
   9,370,000   WAYNE CHARTER COUNTY MI DETROIT METROPOLITAN WAYNE COUNTY AIRPORT SERIES A
               (AIRPORT REVENUE, NATL-RE INSURED)                                              5.25     12/01/2011        9,436,059
  12,000,000   WAYNE CHARTER COUNTY MI DETROIT METROPOLITAN WAYNE COUNTY SERIES A
               (AIRPORT REVENUE, NATL-RE INSURED)                                              5.25     12/01/2010       12,088,560
   4,000,000   WAYNE CHARTER COUNTY MI DETROIT METROPOLITAN WAYNE COUNTY SERIES A
               (AIRPORT REVENUE, NATL-RE INSURED)                                              5.25     12/01/2012        4,027,120
   2,255,000   WAYNE COUNTY AIRPORT AUTHORITY DETROIT METROPOLITAN WAYNE COUNTY AIRPORT
               (AIRPORT REVENUE, NATL-RE INSURED)                                              5.00     12/01/2011        2,305,422
   1,000,000   WESTERN TOWNSHIPS MI UTILITIES AUTHORITY SEWAGE DISPOSAL SYSTEM
               (PROPERTY TAX REVENUE)                                                          3.00     01/01/2011        1,019,450
   1,000,000   WESTERN TOWNSHIPS MI UTILITIES AUTHORITY SEWAGE DISPOSAL SYSTEM
               (PROPERTY TAX REVENUE)                                                          3.00     01/01/2012        1,030,250
                                                                                                                        396,817,467
                                                                                                                     --------------
MINNESOTA: 0.49%
  10,900,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTHSPAN SERIES B
               (HCFR, AMBAC INSURED)+/-ss(a)                                                   0.36     11/15/2017       10,218,750
   3,000,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION SERIES B
               (AIRPORT REVENUE)                                                               5.00     01/01/2012        3,171,960
   4,765,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION SERIES B
               (AIRPORT REVENUE)                                                               5.00     01/01/2013        5,127,283
   4,250,000   ROSEVILLE MN PRIVATE SCHOOL FACILITIES REVENUE NORTHWESTERN COLLEGE PROJECT
               (EDUCATIONAL FACILITIES REVENUE, MARSHALL & ILSLAY BANK LOC)+/-ss               2.47     11/01/2022        4,250,000

                82 Wells Fargo Advantage Municipal Income Funds


                         Portfolio of Investments--December 31, 2009 (Unaudited)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
MINNESOTA (continued)
$  1,500,000   ROSEVILLE MN ROSEPOINTE I PROJECT SERIES C
               (HOUSING REVENUE, GUARANTEE AGREEMENT)                                          8.00%    12/01/2033   $    1,599,660
   1,100,000   ST. PAUL MN HOUSING & RDA ALLINA HEALTH SYSTEM SERIES A 1 (HCFR)                4.00     11/15/2010        1,124,585
   1,300,000   ST. PAUL MN HOUSING & RDA ALLINA HEALTH SYSTEM SERIES A 1 (HCFR)                4.00     11/15/2011        1,348,386
   1,400,000   ST. PAUL MN HOUSING & RDA ALLINA HEALTH SYSTEM SERIES A 1 (HCFR)                5.00     11/15/2012        1,502,746
   1,500,000   ST. PAUL MN HOUSING & RDA ALLINA HEALTH SYSTEM SERIES A 1 (HCFR)                5.00     11/15/2013        1,630,725
   1,800,000   ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT
               (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                                 0.36     05/01/2022        1,800,000
   1,800,000   ST. PAUL MN HOUSING & RDA VARIOUS GOODWILL/EASTER SEALS PROJECTS
               (IDR, US BANK LOC)+/-ss                                                         0.38     08/01/2025        1,800,000
   2,960,000   ST. PAUL MN PORT AUTHORITY SERIES N 1 (IDR, US BANK NA LOC)+/-ss                3.25     02/01/2028        3,030,389
                                                                                                                         36,604,484
                                                                                                                     --------------
MISSISSIPPI: 1.84%
   3,310,000   JACKSON STATE UNIVERSITY EDUCATIONAL BUILDING CORPORATION
               CAMPUS FACILITIES PROJECT (LEASE REVENUE)+/-ss                                  5.00     03/01/2034        3,417,906
   6,560,000   MISSISSIPPI BUSINESS FINANCE CORPORATION BEST BUY PLAZA LP PROJECT
               (ECONOMIC DEVELOPMENT REVENUE, REGIONS BANK LOC)+/-ss                           0.95     09/01/2033        6,560,000
  20,000,000   MISSISSIPPI BUSINESS FINANCE CORPORATION COAST ELECTRIC POWER
               ASSOCIATION SERIES C (ELECTRIC REVENUE)+/-ss                                    1.88     05/01/2037       20,007,400
   9,900,000   MISSISSIPPI BUSINESS FINANCE CORPORATION DDR GULF SHIP LLC PROJECT
               PHASE III (IDR, REGIONS BANK LOC)+/-ss                                          0.95     06/01/2028        9,900,000
  16,000,000   MISSISSIPPI BUSINESS FINANCE CORPORATION DDR GULFPORT PROMENADE PROJECT
               (IDR, REGIONS BANK LOC)+/-ss                                                    0.95     12/01/2037       16,000,000
  12,750,000   MISSISSIPPI BUSINESS FINANCE CORPORATION GULF SHIP LLC PROJECT
               (OTHER REVENUE, REGIONS BANK LOC)+/-ss                                          0.95     06/01/2026       12,750,000
   6,195,000   MISSISSIPPI BUSINESS FINANCE CORPORATION HATTIESBURG CLINIC
               (HCFR, REGIONS BANK LOC)+/-ss                                                   0.95     11/01/2026        6,195,000
  30,400,000   MISSISSIPPI BUSINESS FINANCE CORPORATION HATTIESBURG PROJECT A
               (IDR, MARSHALL & ILSLEY BANK LOC)+/-ss                                          2.47     10/01/2033       30,400,000
  25,000,000   MISSISSIPPI BUSINESS FINANCE CORPORATION MISSISSIPPI GULF OPPORTUNITY ZONE
               (IDR, FHLB LOC)+/-ss                                                            0.26     05/01/2032       25,000,000
   5,640,000   MISSISSIPPI BUSINESS FINANCE CORPORATION TRI STATE TRUCK CENTER
               INCORPORATED PROJECT (OTHER REVENUE, REGIONS BANK LOC)+/-ss                     0.95     03/01/2033        5,640,000
   1,500,000   MISSISSIPPI BUSINESS FINANCE CORPORATION WASTE MANAGEMENT
               INCORPORATED PROJECT (SOLID WASTE REVENUE)+/-ss                                 6.88     03/01/2029        1,509,465
     750,000   MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION LIMITED
               TAX NOTE SERIES B 1 (HCFR, ASSURED GUARANTY)                                    3.00     07/01/2011          769,853
                                                                                                                        138,149,624
                                                                                                                     --------------
MISSOURI: 1.13%
   3,105,000   KANSAS CITY MO SCHOOL DISTRICT BUILDING CORPORATION SERIES A
               (LEASE REVENUE, NATL-RE FGIC INSURED)                                           5.00     02/01/2010        3,111,241
   1,895,000   KANSAS CITY MO SCHOOL DISTRICT BUILDING CORPORATION SERIES A
               (LEASE REVENUE, NATL-RE FGIC INSURED)                                           5.00     02/01/2011        1,941,200
   1,000,000   KANSAS CITY MO SERIES E (TAX REVENUE)##                                         3.43     02/01/2012          947,000
   2,405,000   MISSOURI STATE ENVIRONMENTAL IMPROVEMENT & ENERGY RESOURCES AUTHORITY PCR
               ASSOCIATED ELECTRIC COOPERATIVE PROJECT (RESOURCE RECOVERY REVENUE)+/-ss        4.38     12/01/2034        2,475,587
   2,500,000   MISSOURI STATE HEFA PRIVATE EDUCATION SERIES B
               (COLLEGE & UNIVERSITY REVENUE)                                                  4.00     04/23/2010        2,512,050
   1,500,000   MISSOURI STATE HEFA ROCKHURST UNIVERSITY PRIVATE EDUCATION SERIES C
               (COLLEGE & UNIVERSITY REVENUE)                                                  4.00     04/23/2010        1,507,230
   1,820,000   MISSOURI STATE HEFA ST. FRANCIS MEDICAL CENTER SERIES A
               (HCFR, BANK OF AMERICA NA LOC)+/-ss                                             0.25     06/01/2026        1,820,000
   2,680,000   MISSOURI STATE HEFA ST. JOSEPH SERIES A (PRIVATE SCHOOL REVENUE,
               ALLIED IRISH BANK PLC LOC)+/-ss                                                 0.45     12/01/2029        2,680,000

                 Wells Fargo Advantage Municipal Income Funds 83


Portfolio of Investments--December 31, 2009 (Unaudited)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
MISSOURI (continued)
$ 21,600,000   MISSOURI STATE HIGHWAY & TRANSPORTATION COMMISSION MULTI MODAL THIRD LIEN B2
               (TOLL ROAD REVENUE, STATE STREET B&T COMPANY LOC)+/-ss                          0.18%    05/01/2015   $   21,600,000
      45,000   MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY SERIES C1
               (HOUSING REVENUE, GNMA/FNMA INSURED)                                            4.80     03/01/2019           45,325
   1,125,000   MISSOURI STATE SINGLE FAMILY HOMEOWNER LOAN SERIES C1
               (HOUSING REVENUE LOC, GNMA/FNMA INSURED)                                        7.15     03/01/2032        1,227,668
     470,000   ST. LOUIS MO FLOATERS SERIES 004 (AIRPORT REVENUE, FSA INSURED,
               DEXIA CREDIT LOCAL LOC)+/-ss                                                    0.33     07/01/2026          470,000
  38,075,000   ST. LOUIS MO FLOATERS SERIES 3431(AIRPORT REVENUE, NATL-RE INSURED)+/-          0.50     07/01/2017       38,075,000
   1,000,000   ST. LOUIS MO LAMBERT ST. LOUIS INTERNATIONAL AIRPORT SERIES A 2
               (AIRPORT REVENUE)                                                               4.00     07/01/2010        1,010,480
   2,000,000   ST. LOUIS MO LAMBERT ST. LOUIS INTERNATIONAL AIRPORT SERIES A 2
               (AIRPORT REVENUE)                                                               4.00     07/01/2011        2,053,900
   3,250,000   ST. LOUIS MUNICIPAL FINANCE CORPORATION CONVENTION CENTER PROJECT
               (LEASE REVENUE, AMBAC INSURED)                                                  5.25     07/15/2010        3,297,450
                                                                                                                         84,774,131
                                                                                                                     --------------
NEBRASKA: 0.51%
   2,000,000   CENTRAL PLAINS NE ENERGY PROJECT # 1 SERIES A (NATURAL GAS REVENUE)             5.00     12/01/2011        2,126,660
   7,140,000   CENTRAL PLAINS NE ENERGY PROJECT # 1 SERIES A (NATURAL GAS REVENUE)             5.00     12/01/2012        7,606,599
   6,600,000   CENTRAL PLAINS NE ENERGY PROJECT # 1 SERIES A (NATURAL GAS REVENUE)             5.00     12/01/2014        7,028,076
  19,280,000   CENTRAL PLAINS NE ENERGY PROJECT # 1 SERIES A (UTILITIES REVENUE)               5.00     12/01/2013       20,600,294
     975,000   CENTRAL PLAINS NE ENERGY PROJECT # 1(UTILITIES REVENUE)+/-ss                    0.48     12/01/2010          939,656
                                                                                                                         38,301,285
                                                                                                                     --------------
NEVADA: 0.13%
     200,000   CLARK COUNTY NV AIRPORT IMPROVEMENT REVENUE SERIES A
               (AIRPORT REVENUE, NATL-RE INSURED)+/-ss                                         1.50     07/01/2012          200,000
   2,650,000   CLARK COUNTY NV NEVADA POWER COMPANY PCR PROJECT SERIES D (IDR, ACA INSURED)    5.30     10/01/2011        2,642,766
   4,000,000   CLARK COUNTY NV SERIES A (PROPERTY TAX REVENUE)+/-ss                            0.30     07/01/2027        4,000,000
   1,000,000   CLARK COUNTY NV SUB LIEN SERIES A 1 (AIRPORT REVENUE, AMBAC INSURED)            5.00     07/01/2012        1,058,350
   1,000,000   CLARK COUNTY NV SUB LIEN SERIES A 1 (AIRPORT REVENUE, NATL-RE FGIC INSURED)     5.25     07/01/2012        1,064,370
     865,000   NEVADA HOUSING DIVISION SERIES B (SFHR)                                         4.80     10/01/2031          878,805
                                                                                                                          9,844,291
                                                                                                                     --------------
NEW HAMPSHIRE: 0.54%
   1,015,000   MANCHESTER NH HOUSING & RDA SERIES A (OTHER REVENUE, ACA INSURED)               5.90     01/01/2010        1,015,000
   2,410,000   MANCHESTER NH SERIES B (AIRPORT REVENUE)                                        5.00     01/01/2011        2,480,493
   6,000,000   NEW HAMPSHIRE BUSINESS FINANCE AUTHORITY REFUNDING
               THE UNITED ILLUMINATING SERIES A (PCR)+/-ss                                     6.88     12/01/2029        6,445,440
  13,165,000   NEW HAMPSHIRE BUSINESS FINANCE AUTHORITY THE UNITED ILLUMINATING
               COMPANY PROJECT (PCR)+/-ss                                                      7.13     07/01/2027       14,003,347
  15,750,000   NEW HAMPSHIRE HEFA SERIES 11819 (OTHER REVENUE)+/-ss++                          0.35     10/01/2017       15,750,000
   1,000,000   NEW HAMPSHIRE STATE BUSINESS FINANCE AUTHORITY PCR
               (RESOURCE RECOVERY REVENUE, AMBAC INSURED)+/-ss                                 3.65     07/01/2027          999,840
                                                                                                                         40,694,120
                                                                                                                     --------------
NEW JERSEY: 1.16%
     305,000   CAMDEN COUNTY NJ IMPROVEMENT AUTHORITY SERIES A
               (LEASE REVENUE, ASSURED GUARANTY)                                               4.00     12/01/2011          323,965
   2,225,000   CAMDEN COUNTY NJ IMPROVEMENT AUTHORITY SERIES A
               (LEASE REVENUE, ASSURED GUARANTY)                                               4.00     12/01/2012        2,410,899
   1,210,000   GLOUCESTER COUNTY NJ IMPROVEMENT AUTHORITY WASTE MANAGEMENT
               INCORPORATED PROJECT B (RESOURCE RECOVERY REVENUE)+/-ss                         3.38     12/01/2029        1,209,806
   2,700,000   NEW JERSEY EDA BAYONNE IMPROVEMENT PROJECT SERIES B (IDR, SUNTRUST BANK
               LOC)+/-ss                                                                       0.29     12/01/2027        2,700,000

                 84 Wells Fargo Advantage Municipal Income Funds


                         Portfolio of Investments--December 31, 2009 (Unaudited)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
NEW JERSEY (continued)
 $ 2,270,000   NEW JERSEY EDA CIGARETTE TAX (TOBACCO & LIQUOR TAXES REVENUE, AGM INSURED)      5.00%    06/15/2010   $    2,284,392
   8,560,000   NEW JERSEY EDA CIGARETTE TAX (TOBACCO & LIQUOR TAXES REVENUE, FGIC INSURED)     5.00     06/15/2011        8,721,014
   5,230,000   NEW JERSEY HFFA AHS HOSPITAL CORPORATION SERIES A (HCFR)                        5.00     07/01/2010        5,308,973
   1,000,000   NEW JERSEY STATE TURNPIKE AUTHORITY SERIES C2
               (TOLL ROAD REVENUE, AGM INSURED)+/-ss                                           0.38     01/01/2024        1,000,000
   2,230,000   NEW JERSEY STATE TURNPIKE AUTHORITY SERIES D
               (TOLLS ROAD REVENUE, NATL-RE FGIC INSURED, SOCIETE GENERALE LOC)+/-ss           0.28     01/01/2018        2,230,000
   1,500,000   NEWARK NJ TAX APPEAL NOTES SERIES H (PROPERTY TAX REVENUE)                      3.25     12/16/2010        1,507,485
  23,710,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS 4003 ESSEX COUNTY
               (AMBAC INSURED)+/-ss                                                            0.50     12/15/2021       23,710,000
   7,325,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS 4036
               (TOLL ROAD REVENUE, AMBAC INSURED)+/-ss                                         0.50     01/01/2025        7,325,000
  27,690,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS 481+/-ss                           0.70     06/01/2023       27,690,000
     750,000   TOBACCO SETTLEMENT FINANCING CORPORATION NJ SERIES 1A (OTHER REVENUE)           4.13     06/01/2010          753,593
                                                                                                                         87,175,127
                                                                                                                     --------------
NEW MEXICO: 0.21%
   3,950,000   FARMINGTON NM PCR SOUTHERN CALIFORNIA EDISON SERIES A
               (ELECTRIC REVENUE, FGIC INSURED)+/-ss                                           3.55     04/01/2029        3,965,050
   1,000,000   GALLUP NM PCR TRI-STATE GENERATION (OTHER REVENUE, AMBAC INSURED)               5.00     08/15/2010        1,017,370
  10,565,000   PUEBLO OF SANDIA NM+/-ss                                                        0.70     03/01/2015       10,565,000
                                                                                                                         15,547,420
                                                                                                                     --------------
NEW YORK: 2.64%
     160,000   CHAUTAUQUA COUNTY NY IDAG JAMESTOWN COMMUNITY SERIES A
               (COLLEGE & UNIVERSITY REVENUE, CITIZENS BANK NA LOC)+/-ss                       0.60     08/01/2027          160,000
   3,180,000   GUILDERLAND NY IDA WILDWOOD PROJECT SERIES A
               (OTHER REVENUE, KEYBANK NA LOC)+/-ss                                            0.60     07/01/2032        3,180,000
   1,000,000   HEMPSTEAD TOWN NY IDAG AMERICAN FUEL PROJECT PUTABLE (IDR)ss                    5.00     12/01/2010        1,001,520
   9,000,000   LONG ISLAND POWER AUTHORITY SERIES D (UTILITIES REVENUE, AGM INSURED)+/-ss      0.25     12/01/2029        9,000,000
  26,310,000   LONG ISLAND POWER AUTHORITY SERIES G (UTILITIES REVENUE, AGM INSURED)+/-ss      0.25     12/01/2029       26,310,000
   1,000,000   LONG ISLAND POWER AUTHORITY SERIES I (UTILITIES REVENUE, FSA INSURED)+/-ss      0.43     12/01/2029        1,000,000
  10,700,000   LONG ISLAND POWER AUTHORITY SERIES K (UTILITIES REVENUE, FSA INSURED)+/-ss      0.33     12/01/2029       10,700,000
  36,450,000   LONG ISLAND POWER AUTHORITY SERIES L (UTILITIES REVENUE, FSA INSURED)+/-ss      0.25     12/01/2029       36,450,000
  14,225,000   NEW YORK NY FISCAL 2008 SUBSERIES A 3 (PROPERTY TAX REVENUE, AGM
               INSURED)+/-ss                                                                   0.75     08/01/2026       14,225,000
   1,785,000   NEW YORK NY IDAG CAPITAL APPRECIATION YANKEE STADIUM PILOT
               (RECREATIONAL FACILITIES REVENUE, ASSURED GUARANTY)##                           3.99     03/01/2011        1,751,585
   3,000,000   NEW YORK NY IDAG TERMINAL ONE GROUP ASSOCIATION PROJECT (LEASE REVENUE)         5.00     01/01/2010        3,000,000
   2,015,000   NEW YORK NY IDAG TERMINAL ONE GROUP ASSOCIATION PROJECT (LEASE REVENUE)         5.00     01/01/2011        2,063,038
   3,475,000   NEW YORK NY SUBSERIES C 3 (PROPERTY TAX REVENUE, AGM INSURED)+/-ss              0.65     01/01/2032        3,475,000
   6,400,000   NEW YORK NY SUBSERIES H 6 (PROPERTY TAX REVENUE, NATL-RE INSURED)+/-ss          0.27     08/01/2013        6,400,000
   1,500,000   NEW YORK NY SUBSERIES I 8 (PROPERTY TAX REVENUE, BANK OF AMERICA NA
               LOC)+/-ss                                                                       0.25     04/01/2036        1,500,000
  14,025,000   NEW YORK NY TRANSITIONAL FINANCE AUTHORITY FUTURE TAX SECTION SUBSERIES C2
               (SALES TAX REVENUE, AGM INSURED)+/-ss                                           0.73     11/01/2027       14,025,000
   8,000,000   NEW YORK STATE DORMITORY AUTHORITY FLOATERS 3675 (INCOME TAX REVENUE)+/-ss      0.50     03/15/2028        8,000,000
   1,275,000   NEW YORK STATE ENERGY R&D AUTHORITY PCR KEYSPAN GENERATION SEREIS A
               (IDR, AMBAC INSURED)+/-ss                                                       3.00     10/01/2028        1,275,000
  11,500,000   NEW YORK STATE ENERGY R&D AUTHORITY PCR NY STATE ELECTRIC & GAS SERIES D1
               (NATURAL GAS REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                             0.23     10/01/2029       11,500,000
   1,900,000   NEW YORK STATE ENVIRONMENTAL FACILITIES CORPORATION WASTE
               MANAGEMENT PROJECT SERIES A (IDR)+/-ss                                          4.55     05/01/2012        1,932,718
   3,025,000   NEW YORK STATE GOOD SAMARITAN HOSPITAL MEDICAL CENTER SERIES A
               (HCFR, NATL-RE INSURED)                                                         5.70     07/01/2013        3,060,786
     650,000   NEW YORK STATE URBAN DEVELOPMENT CAPITAL APPRECIATION STATE OFFICE SERIES S
               (LEASE REVENUE)##                                                               6.00     01/01/2011          615,901

                Wells Fargo Advantage Municipal Income Funds 85


Portfolio of Investments--December 31, 2009 (Unaudited)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
NEW YORK (continued)
$ 14,400,000   NIAGARA FALLS BRIDGE COMMISSION SERIES A
               (TOLL ROAD REVENUE, ASSURED GUARANTY)+/-ss                                      0.30%    10/01/2019   $   14,400,000
   4,000,000   PULASKI NY CENTRAL SCHOOL DISTRICT BOND ANTICIPATION NOTES
               (PROPERTY TAX REVENUE, STATE AID WITHHOLDING)                                   3.00     08/13/2010        4,035,760
   9,590,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS 4291+/-ss                          1.25     06/01/2031        9,590,000
   1,570,000   TRIBOROUGH NY BRIDGE & TUNNEL AUTHORITY SERIES C
               (TOLL ROAD REVENUE, BAYERISCHE LANDESBANK LOC)+/-ss                             0.27     01/01/2032        1,570,000
   8,030,000   UTICA NY IDAG UTICA COLLEGE PROJECT SERIES B
               (COLLEGE & UNIVERSITY REVENUE, CITIZENS BANK LOC)+/-ss                          0.60     10/01/2034        8,030,000
                                                                                                                        198,251,308
                                                                                                                     --------------
NORTH CAROLINA: 2.20%
     250,000   ALBEMARLE NC HOSPITAL AUTHORITY (HCFR)                                          5.00     10/01/2010          251,998
  13,915,000   CHARLOTTE NC SERIES A (AIRPORT REVENUE, NATL-RE INSURED)+/-ss                   6.00     07/01/2017       13,915,000
   1,100,000   NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY JOHNSON & WALES UNIVERSITY
               PROJECT SERIES A (COLLEGE & UNIVERSITY REVENUE, XLCA INSURED)                   5.00     04/01/2011        1,125,190
   6,600,000   NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES C
               (ELECTRIC REVENUE, NATL-RE INSURED)                                             7.00     01/01/2013        7,062,726
  73,261,000   NORTH CAROLINA MEDICAL CARE COMMISSION CAROMONT HEALTH
               (HCFR, ASSURED GUARANTY)+/-ss                                                   0.85     02/15/2035       73,261,000
   3,205,000   NORTH CAROLINA MEDICAL CARE COMMISSION FIRSTHEALTH CAROLINA SERIES C (HCFR)     3.00     10/01/2012        3,283,362
  64,350,000   NORTH CAROLINA MEDICAL CARE COMMISSION NOVANT HEALTH SERIES A (HCFR)+/-ss       0.27     11/01/2028       64,350,000
   2,000,000   NORTH CAROLINA MUNICIPAL POWER AGENCY # 1 SERIES B (ELECTRIC REVENUE)           6.38     01/01/2013        2,020,000
                                                                                                                        165,269,276
                                                                                                                     --------------
NORTH DAKOTA: 0.09%
   1,700,000   FARGO ND MERITCARE OBLIGATED GROUP SERIES A (HCFR, NATL-RE INSURED)             5.50     06/01/2011        1,722,508
   1,195,000   GRAND FORKS ND ALTRU HEALTH SYSTEM OBLIGATION GROUP (HCFR, NATL-RE INSURED)     5.30     08/15/2010        1,197,725
     865,000   GRAND FORKS ND UNITED HOSPITAL OBLIGATED GROUP (HCFR, NATL-RE INSURED)          6.63     12/01/2010          867,439
   3,200,000   NORTH DAKOTA RURAL WATER FINANCE CORPORATION PUBLIC PROJECTS
               CONSTRUCTION NOTES SERIES A 2 (WATER REVENUE)+/-ss                              1.35     10/01/2010        3,201,088
                                                                                                                          6,988,760
                                                                                                                     --------------
OHIO: 1.55%
   2,300,000   BLUE ASH OHIO URSULINE ACADEMY PROJECT (OTHER REVENUE, FIFTH THIRD BANK
               LOC)+/-ss                                                                       0.55     06/01/2031        2,300,000
   1,900,000   BUCKEYE OH TOBACCO SETTLEMENT FINANCING AUTHORITY SERIES A1 (OTHER REVENUE)     4.13     06/01/2010        1,909,101
   1,000,000   BUCKEYE OH TOBACCO SETTLEMENT FINANCING AUTHORITY SERIES A1 (OTHER REVENUE)     5.00     06/01/2010        1,008,390
   1,105,000   CUYAHOGA COUNTY OH UNIVERSITY HOSPITAL HEALTH SYSTEM PROJECT SERIES A (HCFR)    5.50     01/15/2011        1,107,453
   3,630,000   CUYAHOGA COUNTY OH UNIVERSITY HOSPITAL HEALTH SYSTEM PROJECT SERIES A
               (HCFR, NATL-RE INSURED)                                                         5.50     01/15/2010        3,634,102
   2,155,000   CUYAHOGA COUNTY OH UNIVERSITY HOSPITAL HEALTH SYSTEM PROJECT SERIES B
               (HCFR, NATL-RE INSURED)                                                         5.40     01/15/2010        2,157,349
   1,170,000   HAMILTON COUNTY OH EDR STATE XAVIER HIGH SCHOOL PROJECT
               (PRIVATE SCHOOLS REVENUE, FIFTH THIRD BANK LOC)+/-ss                            0.55     04/01/2028        1,170,000
   1,000,000   LORAIN OHIO PORT AUTHORITY HORIZON ACTIVITIES CENTER PROJECT
               (FIFTH THIRD BANK LOC)+/-ss                                                     0.55     07/01/2028        1,000,000
   7,140,000   MONTGOMERY COUNTY OH CATHOLIC HEALTH SERIES B (HCFR)+/-ss                       5.00     05/01/2029        7,734,905
   3,000,000   MONTGOMERY COUNTY OH CATHOLIC HEALTH SERIES C 2 (HCFR)+/-ss                     4.10     10/01/2041        3,134,160
   6,580,000   NORTHWESTERN OH WATER & SEWER DISTRICT BOND ANTICIPATION NOTES SERIES B
               (SEWER REVENUE)                                                                 4.25     06/09/2010        6,617,769
  13,200,000   OHIO STATE AIR QUALITY DEVELOPMENT AUTHORITY AIR QUALITY DEVELOPMENT
               AUTHORITY POWER PROJECT (ELECTRIC, POWER & LIGHT REVENUE, NATL-RE
               INSURED)+/-ss                                                                   4.85     08/01/2040       13,698,696
   1,000,000   OHIO STATE AIR QUALITY DEVELOPMENT AUTHORITY PCR FIRSTENERGY SERIES A
               (IDR, KEYBANK NA LOC)+/-ss                                                      0.40     12/01/2023        1,000,000
  19,900,000   OHIO STATE AIR QUALITY DEVELOPMENT AUTHORITY PCR FIRSTENERGY SERIES D
               (IDR)+/-ss                                                                      4.75     08/01/2029       20,344,566

                86 Wells Fargo Advantage Municipal Income Funds


                         Portfolio of Investments--December 31, 2009 (Unaudited)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
OHIO (continued)
 $ 5,500,000   Ohio State Water Development Authority PCR First Energy Series B
               (Resource Recovery Revenue)+/-ss                                                3.00%    10/01/2033   $    5,531,955
   5,900,000   Ohio State Water Development Authority PCR FirstEnergy Series A
               (Water Revenue)+/-ss                                                            4.75     08/01/2029        6,091,278
     310,000   Ohio State Water Development Authority Waste Management Project
               (Resource Recovery Revenue)+/-ss                                                1.00     07/01/2021          310,000
     290,000   Olmsted Falls OH Bond Anticipation Notes Fire Station                           2.50     08/18/2010          291,839
   1,865,000   Olmsted Falls OH Bond Anticipation Notes Various Purpose Improvement            2.50     08/18/2010        1,876,824
   1,130,000   Parma Heights OH Bond Anticipation Notes (Property Tax Revenue)                 2.25     09/08/2010        1,135,345
  14,170,000   Puttable Floating Option Tax Exempt Receipts
               (Other Revenue, NATL-RE Insured)+/-ss                                           0.75     04/01/2026       14,170,000
   3,000,000   Toledo OH Bond Anticipation Notes Capital Improvement Series
               (Property Tax Revenue)                                                          3.25     05/27/2010        3,006,930
   4,280,000   Toledo OH Special GO (Other Revenue)                                            4.00     06/01/2011        4,358,666
   4,000,000   Warrensville Heights OH Anticipation Notes Series 1 (Property Tax Revenue)      3.50     02/03/2010        4,004,720
   4,497,000   Warrensville Heights OH Anticipation Notes Series 4 (Property Tax Revenue)      2.75     09/16/2010        4,523,532
   2,183,936   Waterville OH Bond Anticipation Notes (Property Tax Revenue)                    3.50     08/05/2010        2,197,389
   2,330,000   Woodlawn OH Community Center (Property Tax Revenue)                             4.00     11/24/2010        2,361,432
                                                                                                                        116,676,401
                                                                                                                     --------------
OKLAHOMA: 0.17%
   4,670,000   Oklahoma City Airport Trust Lien 27th Series B (Airport Revenue, AGM
               Insured)                                                                        5.38     07/01/2011        4,754,294
     630,000   Oklahoma Housing Finance Agency SFMR Homeowner Loan Program Series D2
               (Housing Revenue, GNMA/FNMA Insured)                                            7.10     09/01/2028          638,360
   4,090,000   Oklahoma School District Anticipation Program COP
               (Property Tax Revenue, Staid Aid Withholding)                                   1.75     06/30/2010        4,096,749
     920,000   South Oklahoma City Hospital Trust (HCFR)                                       9.75     02/01/2013          926,624
   1,000,000   Tulsa County OK Industrial Authority Jenks Public School (Lease Revenue)        5.00     09/01/2011        1,062,090
     935,000   Tulsa OK Airport Improvement Trust Series A (Airport Revenue)                   3.00     06/01/2010          937,450
     175,000   Tulsa OK Airport Improvement Trust Series A (Airport Revenue)                   3.00     06/01/2011          175,914
                                                                                                                         12,591,481
                                                                                                                     --------------
OREGON: 0.04%
   2,500,000   Gilliam County OR Waste Management Series A (Other Revenue)+/-ss                6.00     08/01/2025        2,524,925
     280,000   Oregon State Housing & Community Services Department Series G (SFMR)            4.70     07/01/2025          271,950
                                                                                                                          2,796,875
                                                                                                                     --------------
PENNSYLVANIA: 5.67%
   7,000,000   Allegheny County PA (Sewer Revenue, NATL-RE Insured)                            5.50     12/01/2020        7,353,080
   1,260,000   Allegheny County PA Airport Authority Pittsburgh International Airport
               (Airport Revenue, NATL-RE FGIC Insured)                                         5.63     01/01/2010        1,260,000
   5,000,000   Allegheny County PA Airport Authority Pittsburgh International Airport
               (Airport Revenue, NATL-RE Insured)                                              5.75     01/01/2011        5,137,950
   3,965,000   Allegheny County PA Airport Authority Pittsburgh International Airport
               Series A
               (Airport Revenue, FGIC Insured)+/-ss                                            4.00     01/01/2010        3,965,000
   4,480,000   Allegheny County PA Airport Authority Pittsburgh International Airport
               Series A
               (Airport Revenue, NATL-RE Insured)+/-ss                                         4.00     01/01/2010        4,480,000
   4,995,000   Allegheny County PA Airport Authority Pittsburgh International Airport
               Series A
               (Airport Revenue, NATL-RE insured)+/-ss                                         4.00     01/01/2011        5,041,404
  11,390,000   Allegheny County PA Airport Authority Pittsburgh International Airport
               Series A 1
               (Airport Revenue, NATL-RE Insured)                                              5.75     01/01/2010       11,390,000
   1,795,000   Allegheny County PA Hospital Development Authority Health
               System Western Pennsylvania Series A (HCFR)                                     5.00     11/15/2010        1,783,440
   2,525,000   Allegheny County PA IDA Duquense Light PCR
               (Electric, Power & Light Revenue, AMBAC Insured)+/-ss                           4.05     09/01/2011        2,584,817

                 Wells Fargo Advantage Municipal Income Funds 87


Portfolio of Investments--December 31, 2009 (Unaudited)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
PENNSYLVANIA (continued)
 $ 3,650,000   BEAVER COUNTY IDA PCR FIRSTENERGY SERIES B (IDR)+/-ss                           3.00%    10/01/2047   $    3,671,207
   2,795,000   BLAIR COUNTY PA ALTOONA REGIONAL HEALTH SYSTEM (HCFR)                           4.00     11/15/2011        2,860,822
   2,865,000   BLAIR COUNTY PA ALTOONA REGIONAL HEALTH SYSTEM (HCFR)                           4.00     11/15/2012        2,933,101
   1,315,000   BLAIR COUNTY PA ALTOONA REGIONAL HEALTH SYSTEM (HCFR)                           4.00     11/15/2013        1,342,155
   3,190,000   CARBON COUNTY PA IDA PANTHER CREEK PARTNERS PROJECT (OTHER REVENUE)             6.65     05/01/2010        3,210,735
     685,000   DELAWARE COUNTY PA AUTHORITY NEUMANN COLLEGE (COLLEGE & UNIVERSITY REVENUE)     5.13     10/01/2011          715,935
   4,790,000   DELAWARE COUNTY PA IDA RESOURCE RECOVERY FACILITY SERIES A
               (RESOURCE RECOVERY REVENUE)                                                     6.10     07/01/2013        4,791,102
  75,800,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY MODE 1
               (OTHER REVENUE, BAYERISCHE LANDESBANK LOC)+/-ss                                 0.30     08/01/2016       75,800,000
   4,300,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES 1985 B
               (OTHER REVENUE, BAYERISCHE LANDESBANK LOC)+/-ss                                 0.32     12/01/2020        4,300,000
   5,000,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES A
               (OTHER REVENUE, BAYERISCHE LANDESBANK LOC)+/-ss                                 0.32     12/01/2019        5,000,000
   6,300,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES A
               (OTHER REVENUE, BAYERISCHE LANDESBANK LOC)+/-ss                                 0.32     12/01/2020        6,300,000
  30,800,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES D
               (OTHER REVENUE, BAYERISCHE LANDESBANK LOC)+/-ss                                 0.32     12/01/2020       30,800,000
   1,085,000   ERIE COUNTY PA HAMOT HEALTH FOUNDATION SERIES A (HCFR, AMBAC INSURED)           5.38     05/15/2010        1,087,647
   1,165,000   ERIE COUNTY PA ST. VINCENTS HEALTH SERIES A (HOSPITAL REVENUE)                  4.00     07/01/2011        1,176,499
   2,115,000   GALLERY CERTIFICATE TRUST PA (AUTO PARKING REVENUE, FSA INSURED)                4.50     02/15/2013        2,120,309
   6,420,000   HARRISBURG PA AUTHORITY RESOURCE RECOVERY FACILITY CAPITAL APPRECIATION
               LIMITED OBLIGATION SERIES C (RESOURCE RECOVERY REVENUE)##                       4.41     12/15/2010        6,156,010
  20,400,000   HARRISBURG PA AUTHORITY RESOURCE RECOVERY FACILITY SERIES D 1
               (OTHER REVENUE, AGM INSURED)+/-ss                                               6.75     12/01/2033       20,948,352
  10,495,000   JPMORGAN CHASE PUTTERS/DRIVERS TRUST SERIES 3603Z (OTHER REVENUE)+/-ss++        0.25     07/01/2027       10,495,000
     890,000   LYCOMING COUNTY PA SUSQUEHANNA HEALTH SYSTEM PROJECT A (HCFR)                   4.00     07/01/2012          905,264
     455,000   MONROE COUNTY HOSPITAL AUTHORITY POCONO MEDICAL CENTER (HCFR)                   5.00     01/01/2010          455,000
   1,185,000   MONTGOMERY COUNTY IDA ACTS RETIREMENT LIFE COMMUNITY SERIES A 1 (HCFR)          5.00     11/15/2010        1,209,660
   2,375,000   MONTGOMERY COUNTY PA HIGHER EDUCATION & HEALTH AUTHORITY ABINGTON MEMORIAL
               HOSPITAL SERIES A (HCFR, AMBAC INSURED)                                         4.80     06/01/2010        2,392,005
   5,680,000   PENNSYLVANIA EDFA ALBERT EINSTEIN HEALTHCARE SERIES A (HCFR)                    5.00     10/15/2011        5,827,907
   4,075,000   PENNSYLVANIA EDFA ALBERT EINSTEIN HEALTHCARE SERIES A (HCFR)                    5.00     10/15/2012        4,212,939
   6,300,000   PENNSYLVANIA EDFA COLVER PROJECT SERIES F (OTHER REVENUE AMBAC INSURED)         4.50     12/01/2010        6,311,025
   8,255,000   PENNSYLVANIA EDFA COLVER PROJECT SERIES F (OTHER REVENUE, AMBAC INSURED)        5.00     12/01/2012        8,270,189
   9,150,000   PENNSYLVANIA EDFA COLVER PROJECT SERIES F (OTHER REVENUE, AMBAC INSURED)        5.00     12/01/2013        9,056,853
  30,000,000   PENNSYLVANIA EDFA THOMAS JEFFERSON UNIVERSITY HOSPITAL SYSTEM
               (PROPERTY TAX REVENUE)+/-ss                                                     0.65     10/01/2037       28,125,000
   2,500,000   PENNSYLVANIA EDFA WASTE MANAGEMENT INCORPORATED PROJECT (OTHER REVENUE)+/-ss    3.60     09/01/2013        2,504,525
   4,750,000   PENNSYLVANIA EDFA WASTE MANAGEMENT INCORPORATED PROJECT SERIES A (IDR)+/-ss     2.25     11/01/2021        4,747,958
   7,700,000   PENNSYLVANIA EDFA WASTE MANAGEMENT PROJECT (OTHER REVENUE)+/-ss                 2.63     12/01/2033        7,686,987
   2,750,000   PENNSYLVANIA STATE HIGHER EDUCATION ASSISTANCE AGENCY CAPITAL ACQUISITION
               (OTHER REVENUE, NATLE-RE OF AGENCY INSURED)                                     6.13     12/15/2020        2,868,278
  10,000,000   PENNSYLVANIA STATE HIGHER EDUCATION ASSISTANCE AGENCY CAPITAL ACQUISITION
               (OTHER REVENUE, NATLE-RE OF AGENCY INSURED)                                     5.88     12/15/2025       10,406,500
     680,000   PENNSYLVANIA STATE ST. JOSEPHS UNIVERSITY SERIES A
               (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC)+/-ss                      0.24     07/15/2036          680,000
  51,900,000   PENNSYLVANIA STATE TURNPIKE COMMISSION SERIES B 2
               (TOLL ROAD REVENUE, BANK OF AMERICA NA LOC)+/-ss                                0.20     12/01/2038       51,900,000
  14,500,000   PENNSYLVANIA STATE TURNPIKE COMMISSION SERIES C (TOLL ROAD REVENUE)+/-ss        0.87     12/01/2012       14,500,000
  15,000,000   PENNSYLVANIA STATE TURNPIKE COMMISSION SERIES C (TOLL ROAD REVENUE)+/-ss        1.22     12/01/2013       15,000,000
   1,455,000   PHILADELPHIA PA (AIRPORT REVENUE, NATL-RE FGIC INSURED)                         5.38     06/15/2012        1,472,853
   1,265,000   PHILADELPHIA PA 1998 7TH GENERAL ORDINANCE (UTILITIES REVENUE, AMBAC
               INSURED)                                                                        4.00     10/01/2010        1,280,926
   1,705,000   PHILADELPHIA PA 1998 8TH GENERAL ORDINANCE SERIES A (UTILITIES REVENUE)         5.00     08/01/2012        1,795,195
     500,000   PHILADELPHIA PA 7TH SERIES 1998 GENERAL ORDINANCE
               (UTILITIES REVENUE, AMBAC INSURED)                                              5.00     10/01/2013          525,760

                88 Wells Fargo Advantage Municipal Income Funds


                         Portfolio of Investments--December 31, 2009 (Unaudited)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
PENNSYLVANIA (continued)
$    805,000   PHILADELPHIA PA EIGHTEENTH SERIES (UTILITIES REVENUE, CIFG INSURED)             5.00%    08/01/2011   $      834,656
   1,305,000   PHILADELPHIA PA IDA COMMERCIAL DEVELOPMENT RED LION
               (IDR, PNC BANK NA LOC)+/-ss                                                     4.50     12/01/2016        1,308,524
   3,170,000   PHILADELPHIA PA IDA SERIES A (LEASE REVENUE, NATL-RE INSURED)                   5.00     10/01/2011        3,311,858
   5,110,000   PHILADELPHIA PA IDA SERIES A 2 (OTHER REVENUE, CITIZENS BANK LOC)+/-ss          1.75     06/01/2038        5,110,000
   3,800,000   PHILADELPHIA PA REDEVELOPMENT AUTHORITY NEIGHBORHOOD TRANSFORMATION SERIES
               A (OTHER REVENUE, NATL-RE FGIC INSURED)                                         5.25     04/15/2011        3,929,466
   1,380,000   SAYRE PA HCFA GUTHRIE HEALTH SERIES A (HCFR)                                    6.00     12/01/2010        1,419,896
   1,850,000   SCHUYLKILL COUNTY IDA PINE GROVE LANDFILL INCORPORATED (IDR)+/-                 6.25     10/01/2019        1,861,470
                                                                                                                        426,615,259
                                                                                                                     --------------
PUERTO RICO: 1.50%
   1,000,000   PUERTO RICO COMMONWEALTH (INCOME TAX REVENUE, NATL-RE INSURED)+/-ss(a)(m)(n)    1.07     07/01/2011          975,000
   1,895,000   PUERTO RICO COMMONWEALTH (OTHER REVENUE, FGIC INSURED)                          5.25     07/01/2010        1,926,457
  15,500,000   PUERTO RICO COMMONWEALTH AQUEDUCT & SEWER AUTHORITY
               (WATER REVENUE, NATL-RE INSURED)+/-ss(a)(m)(n)                                  0.86     07/01/2011       14,492,500
   3,000,000   PUERTO RICO COMMONWEALTH AQUEDUCT & SEWER AUTHORITY FLOATERS SERIES 2601
               (WATER REVENUE, GUARANTEE AGREEMENT)+/-ss                                       0.24     07/01/2047        3,000,000
     500,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY FLOATERS
               SERIES DCL 019 (TOLL ROAD REVENUE, FSA INSURED, DEXIA CREDIT LOCAL LOC)+/-ss    0.40     01/01/2029          500,000
   5,050,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY SERIES 2447
               (OTHER REVENUE, ASSURED GUARANTY)+/-ss                                          0.26     07/01/2036        5,050,000
  18,370,000   PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY SERIES B
               (OTHER REVENUE)+/-ss                                                            0.90     10/01/2040       18,370,000
     815,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES SS (ELECTRIC REVENUE)               5.00     07/01/2010          828,725
   1,000,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES WW (ELECTRIC REVENUE)               5.00     07/01/2010        1,016,840
  10,840,000   PUERTO RICO HFA VIVIENDA MODERNIZATION (HOUSING REVENUE)                        4.75     10/01/2011       10,857,778
   2,315,000   PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES A
               (PROPERTY TAX REVENUE, AGM INSURED)                                             5.63     08/01/2010        2,346,646
  49,900,000   PUERTO RICO SALES TAX FINANCING CORPORATION FIRST SUBSERIES A
               (SALES TAX REVENUE)+/-ss                                                        5.00     08/01/2039       52,318,154
     990,000   UNIVERSITY OF PUERTO RICO SERIES Q (COLLEGE & UNIVERSITY REVENUE)               5.00     06/01/2010          999,870
                                                                                                                        112,681,970
                                                                                                                     --------------
RHODE ISLAND: 0.36%
  25,025,000   NARRAGANSETT BAY COMMISSION SERIES A
               (SEWER REVENUE, RBS CITIZENS BANK LOC)+/-ss                                     0.33     09/01/2034       25,025,000
     655,000   PROVIDENCE RI PUBLIC BUILDING AUTHORITY SCHOOL & PUBLIC FACILITY PROJECT
               SERIES A
               (LEASE REVENUE, AMBAC INSURED)                                                  5.38     12/15/2011          669,312
   1,420,000   RHODE ISLAND HOUSING & MORTGAGE FINANCE CORPORATION HOMEOWN OPPORTUNITY
               SERIES 50 A (HOUSING REVENUE)                                                   3.55     10/01/2011        1,470,765
                                                                                                                         27,165,077
                                                                                                                     --------------
SOUTH CAROLINA: 1.57%
   3,580,000   ANDERSON COUNTY SC FEDERAL PAPER BOARD COMPANY (IDR)+/-ss                       4.75     08/01/2010        3,583,043
   7,000,000   GREENVILLE HOSPITAL SYSTEM SC SERIES B (HCFR, SUNTRUST BANK LOC)+/-ss           0.30     05/01/2033        7,000,000
   1,300,000   ORANGEBURG SC JOINT GOVERNMENTAL ACTION AUTHORITY
               (SALES TAX REVENUE, NATL-RE INSURED)                                            5.00     04/01/2010        1,310,010
   2,250,000   ORANGEBURG SC JOINT GOVERNMENTAL ACTION AUTHORITY
               (SALES TAX REVENUE, NATL-RE INSURED)                                            5.00     10/01/2010        2,301,840
   2,010,000   ORANGEBURG SC JOINT GOVERNMENTAL ACTION AUTHORITY
               (SALES TAX REVENUE, NATL-RE INSURED)                                            5.00     04/01/2011        2,069,275
   4,075,000   ORANGEBURG SC JOINT GOVERNMENTAL ACTION AUTHORITY
               (SALES TAX REVENUE, NATL-RE INSURED)                                            5.00     10/01/2011        4,234,333

                Wells Fargo Advantage Municipal Income Funds 89


Portfolio of Investments--December 31, 2009 (Unaudited)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
SOUTH CAROLINA (continued)
$    330,000   ORANGEBURG SC SCHOOL DISTRICT # 005 SERIES B
               (LEASE REVENUE, AMBAC INSURED)                                                  4.10%    03/01/2010   $      331,841
  16,070,000   PIEDMONT SC MUNICIPAL POWER AGENCY CAPITAL APPRECIATION 2004
               UNREFUNDED BALANCE (ELECTRIC, POWER & LIGHT REVENUE)##                          5.37     01/01/2013       13,864,714
   1,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY GEORGETOWN
               MEMORIAL HOSPITAL (HCFR, AMBAC INSURED)                                         5.50     11/01/2012        1,011,630
  40,800,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT
               AUTHORITY PALMETTO HEALTH (HCFR)+/-ss                                           0.99     08/01/2039       38,270,400
     620,000   SOUTH CAROLINA STATE HOUSING FINANCE & DEVELOPMENT AUTHORITY SERIES A
               (HOUSING REVENUE, AMBAC INSURED)                                                3.60     07/01/2033          606,546
  40,490,000   TOBACCO SETTLEMENT REVENUE MANAGEMENT AUTHORITY SC
               (TOBACCO SETTLEMENT FUNDED)                                                     5.00     06/01/2018       40,555,189
   3,000,000   YORK COUNTY SC PCR SERIES B 2 (SEWER REVENUE)+/-ss                              2.25     09/15/2024        3,002,100
                                                                                                                        118,140,921
                                                                                                                     --------------
SOUTH DAKOTA: 0.03%
   1,920,000   SOUTH DAKOTA HOUSING DEVELOPMENT AUTHORITY HOMEOWNERSHIP
               MORTGAGE SERIES A (HOUSING REVENUE)                                             3.85     05/01/2011        1,979,328
                                                                                                                     --------------
TENNESSEE: 4.84%
   1,075,000   CHATTANOOGA HAMILTON COUNTY TN ERLANGER HEALTH (HCFR, AGM INSURED)              5.00     10/01/2012        1,155,604
   2,220,000   CHATTANOOGA HAMILTON COUNTY TN ERLANGER HEALTH (HCFR, AGM INSURED)              5.00     10/01/2012        2,386,456
   5,000,000   CHATTANOOGA TN HEFA MCCALLIE SCHOOL PROJECT
               (PRIVATE SCHOOLS REVENUE, SUNTRUST BANK LOC)+/-ss                               0.35     12/01/2023        5,000,000
   9,000,000   CLAIBORNE COUNTY TN LINCOLN MEMORIAL UNIVERSITY PROJECT
               (COLLEGE & UNIVERSITY REVENUE, AMSOUTH BANK LOC)+/-ss                           0.95     07/01/2036        9,000,000
   4,000,000   CLARKSVILLE TN NATURAL GAS ACQUISITION CORPORATION (UTILITIES REVENUE)          5.00     12/15/2010        4,110,040
   2,685,000   CLARKSVILLE TN NATURAL GAS ACQUISITION CORPORATION (UTILITIES REVENUE)          5.00     12/15/2012        2,827,735
  20,570,000   ELIZABETHTON TN HEFA SERIES B (HCFR, NATL-RE INSURED)                           7.75     07/01/2029       23,403,929
   1,685,000   FRANKLIN COUNTY TN HEFA ANDREWS SEWANEE SCHOOL PROJECT
               (PRIVATE SCHOOLS REVENUE, AMSOUTH BANK)+/-ss                                    0.95     09/01/2019        1,685,000
   2,190,000   JACKSON TN EDUCATIONAL FACILITIES TRINITY CHRISTIAN
               (PRIVATE SCHOOLS REVENUE, AMSOUTH BANK LOC)+/-ss                                0.95     03/01/2022        2,190,000
   6,000,000   JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES BOARD
               1ST MORTGAGE MOUNTAIN STATES (HCFR)                                             7.50     07/01/2033        6,792,360
   8,000,000   JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES BOARD
               1ST MORTGAGE MOUNTAIN STATES (HCFR, NATL-RE INSURED)                            7.50     07/01/2025        9,056,480
  43,255,000   JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES BOARD
               MOUNTAIN STATES HEALTH ALLIANCE A (HCFR, REGIONS BANK LOC)+/-ss                 0.90     07/01/2038       43,255,000
  41,922,000   JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES BOARD
               MOUNTAIN STATES HEALTHALLIANCE A (HCFR, REGIONS BANK LOC)+/-ss                  0.90     07/01/2038       41,922,000
   6,750,000   KNOX COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD
               COOKEVILLE REGIONAL PROJECT SERIES A 2 (HCFR, REGIONS BANK LOC)+/-ss            1.75     10/01/2026        6,750,000
   1,000,000   KNOX COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD
               FORT SANDERS ALLIANCE (HCFR, NATL-RE INSURED)                                   7.25     01/01/2010        1,000,000
  10,630,000   KNOX COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD
               FORT SANDERS ALLIANCE (HCFR, NATL-RE INSURED)                                   5.75     01/01/2012       11,237,930
  10,310,000   MEMPHIS SHELBY COUNTY TN AIRPORT AUTHORITY FLOATERS
               SERIES DCL 036 (AIRPORT REVENUE, FSA INSURED, DEXIA CREDIT LOCAL LOC)+/-        0.30     03/01/2015       10,310,000
  16,605,000   MEMPHIS TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD
               LANE COLLEGE PROJECT (COLLEGE & UNIVERSITY REVENUE, REGIONS BANK LOC)+/-ss      0.95     10/01/2033       16,605,000
   3,575,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY
               TN DONELSON CHRISTIAN ACADEMY (PRIVATE SCHOOLS REVENUE, REGIONS BANK
               LOC)+/-ss                                                                       0.95     03/01/2023        3,575,000
   4,865,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN HEALTH & EDUCATIONAL
               FACILITIES BOARD MEHARRY MEDICAL COLLEGE (COLLEGE & UNIVERSITY REVENUE,
               FIFTH THIRD BANK LOC)+/-ss                                                      0.55     12/01/2024        4,865,000

                90 Wells Fargo Advantage Municipal Income Funds


                         Portfolio of Investments--December 31, 2009 (Unaudited)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
TENNESSEE (continued)
$ 10,000,000   SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY CLAIBORNE
               (TAX REVENUE, COUNTY GUARANTEED)                                                4.00%    12/01/2010   $   10,209,800
  29,900,000   SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY LOCAL GOVERNMENT
               IMPROVEMENT SERIES K 1 (OTHER REVENUE)+/-ss                                     0.48     06/01/2034       29,900,000
   4,500,000   SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY PUBLIC PROJECTS
               CONSTRUCTION NOTES TAUD SERIES A 5 (UTILITIES REVENUE)+/-ss                     0.85     04/01/2010        4,500,720
  12,500,000   SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY PUBLIC PROJECTS
               CONTRACT NOTES SERIES A 6 (OTHER REVENUE)+/-ss                                  0.85     04/01/2010       12,502,000
   4,900,000   SHELBY COUNTY TN HEALTH & EDUCATIONAL FACILITIES BOARD SOUTHERN COLLEGE OF
               OPTOMETRY PROJECT (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANKS PLC
               LOC)+/-ss                                                                       0.30     06/01/2026        4,900,000
   2,050,000   SHELBY COUNTY TN HEALTH & EDUCATIONAL FACILITIES BOARD ST. PETER VILLAGE
               PROJECT
               (HCFR, ALLIED IRISH BANKS PLC LOC)+/-ss                                         0.35     11/01/2022        2,050,000
   3,200,000   SHELBY COUNTY TN HEALTH & EDUCATIONAL FACILITIES BOARD YOUTH VILLAGE PROJECT
               (OTHER REVENUE, ALLIED IRISH BANKS PLC LOC)+/-ss                                0.30     05/01/2016        3,200,000
  14,500,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (NATURAL GAS REVENUE)         5.00     09/01/2010       14,799,860
  26,335,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (NATURAL GAS REVENUE)         5.00     09/01/2011       27,756,563
   4,915,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (NATURAL GAS REVENUE)         5.00     02/01/2012        5,224,104
   7,180,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (NATURAL GAS REVENUE)         5.00     09/01/2012        7,520,619
   5,250,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (NATURAL GAS REVENUE)         5.00     02/01/2013        5,588,310
   2,670,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (NATURAL GAS REVENUE)         5.00     09/01/2013        2,818,799
   1,965,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (NATURAL GAS REVENUE)         5.00     02/01/2014        2,095,378
   8,380,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (NATURAL GAS REVENUE)         5.00     09/01/2014        8,813,246
   8,785,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES C (NATURAL GAS REVENUE)         5.00     02/01/2011        9,131,305
   6,000,000   WILSON COUNTY TN KNIGHT LEASING COMPANY PROJECT (IDR, REGIONS BANK LOC)+/-ss    1.05     05/01/2020        6,000,000
                                                                                                                        364,138,238
                                                                                                                     --------------
TEXAS: 8.00%
   6,250,000   ALEDO TX INDEPENDENT SCHOOL DISTRICT SCHOOL BUILDING
               (PROPERTY TAX REVENUE, PSF GUARANTEED)+/-ss                                     1.90     08/01/2035        6,267,500
  10,000,000   ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A
               (SALES TAX REVENUE, NATL-RE INSURED)                                            5.00     08/15/2034       10,022,600
   3,000,000   BRAZOS RIVER TX HARBOR NAVIGATION DISTRICT THE DOW CHEMICAL
               COMPANY (OTHER REVENUE)                                                         5.25     10/01/2011        3,028,140
     500,000   BRAZOS RIVER TX HARBOR NAVIGATION DISTRICT THE DOW CHEMICAL
               COMPANY SERIES B 1 (OTHER REVENUE)+/-ss                                         5.50     05/15/2033          509,075
  10,000,000   BRAZOS RIVER TX HARBOR NAVIGATION DISTRICT THE DOW CHEMICAL
               COMPANY SERIES B 3 (OTHER REVENUE)+/-ss                                         5.50     05/15/2033       10,195,600
   1,000,000   GARZA COUNTY TX PUBLIC FACILITY CORPORATION PROJECT (LEASE REVENUE)             5.00     10/01/2011        1,043,030
   3,750,000   HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE CORPORATION
               METHODIST HOSPITAL SYSTEM SERIES B 1 (HCFR)+/-ss                                5.00     12/01/2028        4,044,150
   2,400,000   HARRIS COUNTY TX HEALTH FACILITIES CHIRISTUS HEALTH SERIES A 5
               (HCFR, AGM INSURED)+/-ss                                                        0.80     07/01/2036        2,400,000
   2,355,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
               MEMORIAL HOSPITAL SYSTEM PROJECT SERIES A (HCFR, NATL-RE INSURED)               6.00     06/01/2010        2,391,455
   1,255,000   HIDALGO COUNTY TX HEALTH SERVICES CORPORATION
               MISSION HOSPITAL INCORPORATED PROJECT (HCFR)                                    5.00     08/15/2011        1,278,230
  11,000,000   HOUSTON TX FIRST LIEN SERIES C (UTILITIES REVENUE, AMBAC INSURED)+/-ss          5.00     05/15/2034       11,486,860
   3,625,000   HOUSTON TX FIRST LIEN SERIES C1 (UTILITIES REVENUE, AMBAC INSURED)+/-ss         5.00     05/15/2034        3,785,443
  10,000,000   HOUSTON TX GO                                                                   0.35     01/20/2010       10,000,000
   3,000,000   HOUSTON TX SUB LIEN SERIES A (AIRPORT REVENUE, AGM INSURED)                     5.75     07/01/2011        3,064,650
   2,200,000   HOUSTON TX SUB LIEN SERIES B (AIRPORT REVENUE, NATL-RE FGIC INSURED)            5.25     07/01/2011        2,206,402
   7,825,000   HOUSTON TX WATER CONVEYANCE SUBCONTRACT COP SERIES J
               (LEASE REVENUE, AMBAC INSURED)                                                  6.25     12/15/2012        8,588,094
   9,000,000   LUBBOCK TX HEALTH FACILITIES DEVELOPMENT CORPORATION
               ST. JOSEPH HEALTH SYSTEMS SERIES A (HCFR)+/-ss                                  3.05     07/01/2030        9,118,350
   4,500,000   MATAGORDA COUNTY TX PCR AEP TEXAS CENTER PROJECT NAVIGATION DISTRICT # 1
               (IDR)+/-ss                                                                      5.13     06/01/2030        4,682,340

                Wells Fargo Advantage Municipal Income Funds 91


Portfolio of Investments--December 31, 2009 (Unaudited)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
TEXAS (continued)
$  4,500,000   MISSION TX ECONOMIC DEVELOPMENT CORPORATION WASTE MANAGEMENT
               INCORPORATED PROJECT (RESOURCE RECOVERY REVENUE)+/-ss                           2.00%    12/01/2018   $    4,499,955
   4,230,000   NORTH CENTRAL TEXAS HEALTH FACILITY DEVELOPMENT CORPORATION
               CHILDREN'S MEDICAL CENTER PROJECT (HCFR, NATL-RE INSURED)                       5.75     08/15/2013        4,240,406
  35,315,000   NORTH TEXAS TOLLWAY AUTHORITY FIRST TIER PUTTABLE SERIES L2 (TOLL ROAD
               REVENUE)+/-ss                                                                   6.00     01/01/2038       39,060,156
  60,500,000   NORTH TEXAS TOLLWAY AUTHORITY FIRST TIER SERIES E 1 (TOLL ROAD
               REVENUE)+/-ss                                                                   5.00     01/01/2038       60,500,000
  10,415,000   NORTH TEXAS TOLLWAY AUTHORITY FIRST TIER SERIES G (TOLL ROAD REVENUE)+/-ss      5.00     01/01/2038       10,415,000
     500,000   NORTHEAST HOSPITAL AUTHORITY TX NORTHEAST MEDICAL CENTER (HCFR, AGM
               INSURED)                                                                        6.25     05/15/2011          531,285
   9,000,000   NORTHSIDE TEXAS INDEPENDENT SCHOOL DISTRICT SCHOOL BUILDING
               (PROPERTY TAX REVENUE)+/-ss                                                     2.10     06/01/2039        9,072,450
   3,200,000   PORT OF PORT ARTHUR TX NAVIGATION DISTRICT FINA OIL &
               CHEMICAL COMPANY PROJECT (IDR)+/-ss                                             0.32     05/01/2033        3,200,000
   2,500,000   SA ENERGY ACQUISITION PUBLIC FACILITY CORPORATION
               TEXAS GAS SUPPLY REVENUE (UTILITIES REVENUE)                                    5.00     08/01/2010        2,554,325
  13,425,000   SA ENERGY ACQUISITION PUBLIC FACILITY CORPORATION
               TEXAS GAS SUPPLY REVENUE (UTILITIES REVENUE)                                    5.00     08/01/2011       14,156,260
   6,895,000   SHERMAN TX INDEPENDENT SCHOOL DISTRICT SCHOOL BUILDING
               (PROPERTY TAX REVENUE, PSF GUARANTEED)+/-ss                                     1.90     08/01/2036        6,914,237
  18,800,000   TARRANT COUNTY TX CULTURAL EDUCATIONAL FACILITIES FINANCE CORPORATION
               SCOTT WHITE MEMORIAL HOSPITAL SERIES C (HCFR, COMPASS BANK LOC)+/-ss            0.35     08/15/2046       18,800,000
  28,550,000   TARRANT COUNTY TX CULTURAL EDUCATIONAL FACILITIES FINANCE CORPORATION
               TEXAS HEALTH RESOURCES SERIES F (HCFR)+/-ss                                     0.38     11/15/2033       28,550,000
  84,485,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I SENIOR LIEN SERIES D
               (NATURAL GAS REVENUE)                                                           5.63     12/15/2017       90,464,848
   4,055,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I SENIOR LIEN SERIES A
               (NATURAL GAS REVENUE)                                                           5.00     12/15/2011        4,235,853
  80,150,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION II BMA INDEX RATE
               (NATURAL GAS REVENUE)+/-ss                                                      0.71     09/15/2017       74,940,250
     340,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION II LIBOR INDEX RATE
               (NATURAL GAS REVENUE)+/-ss                                                      0.57     09/15/2010          331,670
  59,060,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION II LIBOR INDEX RATE
               (NATURAL GAS REVENUE)+/-ss                                                      0.87     09/15/2017       54,645,265
   4,985,000   TEXAS MUNICIPAL POWER AGENCY UNREFUNDED BALANCE
               (ELECTRIC, POWER & LIGHT REVENUE, AMBAC INSURED)##                              1.84     09/01/2011        4,818,850
  11,000,000   TEXAS STATE LINKED SAVERS & RIBS (PROPERTY TAX REVENUE)                         6.20     09/30/2011       11,524,810
  55,835,000   TEXAS STATE MOBILITY FUND SERIES B (PROPERTY TAX REVENUE)+/-ss                  1.05     04/01/2030       55,835,000
   6,400,000   TITUS FRESH WATER SUPPLY DISTRICT TX FRESH WATER SUPPLY DISTRICT # 1
               POWER COMPANY (ELECTRIC REVENUE)                                                4.50     07/01/2011        6,601,664
   1,260,000   TOMBALL TX HOSPITAL (HCFR)                                                      5.00     07/01/2010        1,270,849
                                                                                                                        601,275,052
                                                                                                                     --------------
UTAH: 1.20%
   2,550,000   CARBON COUNTY UT LAIDLAW INCORPORATED ECDD PROJECT SERIES A (IDR)               7.50     02/01/2010        2,557,650
  13,780,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS SERIES 4321 (NATL-RE
               INSURED)+/-ss                                                                   0.50     04/01/2029       13,780,000
  35,000,000   UTAH STATE BOARD OF REGENTS SERIES A (OTHER REVENUE, DEPFA BANK PLC
               LOC)+/-ss                                                                       1.70     11/01/2023       35,000,000
     140,000   UTAH STATE HFA SFMR SERIES E 2 CLASS I (SFMR, FHA INSURED)                      6.00     01/01/2031          140,703
   6,475,000   UTAH STATE HOUSING CORPORATION SFMR SERIES A 1 CLASS 1 (SFMR)+/-ss              2.62     07/01/2037        6,475,000
  11,935,000   UTAH STATE HOUSING CORPORATION SFMR SERIES E CLASS 1 (SFMR)+/-ss                2.62     01/01/2037       11,935,000
   6,585,000   UTAH STATE HOUSING CORPORATION SFMR SERIES F 1 CLASS 1 (SFMR)+/-ss              2.62     01/01/2037        6,585,000
  13,850,000   UTAH STATE HOUSING CORPORATION SFMR SERIES G (SFMR)+/-ss                        2.62     01/01/2037       13,850,000
                                                                                                                         90,323,353
                                                                                                                     --------------
VERMONT: 0.15%
  11,400,000   VERMONT STATE STUDENT ASSISTANCE CORPORATION SENIOR LIEN SERIES B 1
               (STUDENT LOAD REVENUE, GUARANTEED STUDENT LOANS INSURED, BANK OF NEW YORK
               MELLON LOC)+/-ss                                                                0.29     12/15/2039       11,400,000
                                                                                                                     --------------

                92 Wells Fargo Advantage Municipal Income Funds


                         Portfolio of Investments--December 31, 2009 (Unaudited)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
VIRGIN ISLANDS: 0.17%
$  2,000,000   VIRGIN ISLANDS PFA SENIOR LIEN SERIES B (OTHER REVENUE)                         5.00%    10/01/2011   $    2,083,100
   4,500,000   VIRGIN ISLANDS PFA SENIOR LIEN SERIES B (OTHER REVENUE)                         5.00     10/01/2012        4,751,145
   1,000,000   VIRGIN ISLANDS PFA SUB LIEN SERIES C (OTHER REVENUE)                            5.00     10/01/2010        1,020,400
   2,000,000   VIRGIN ISLANDS PFA SUB LIEN SERIES C (OTHER REVENUE)                            5.00     10/01/2011        2,083,100
   3,000,000   VIRGIN ISLANDS PFA SUB LIEN SERIES C (OTHER REVENUE)                            5.00     10/01/2012        3,167,430
                                                                                                                         13,105,175
                                                                                                                     --------------
VIRGINIA: 2.41%
  10,000,000   ALBEMARLE COUNTY VA IDR JEFFERSON SCHOLARS FOUNDATION PROJECT
               (OTHER REVENUE, SUNTRUST BANK LOC)+/-ss                                         0.35     10/01/2037       10,000,000
  15,025,000   ALEXANDRIA IDA AMERICAN SOCIETY CLINICAL SERIES B
               (OTHER REVENUE, SUNTRUST BANK LOC)+/-ss                                         0.30     10/01/2043       15,025,000
   1,160,000   AMELIA COUNTY VA IDA WASTE MANAGEMENT PROJECT (OTHER REVENUE)+/-ss              4.80     04/01/2027        1,165,081
   8,000,000   BOTETOURT COUNTY VA IDA ALTEC INDUSTRIES INCORPORATED
               (IDR, AMSOUTH BANK LOC)+/-ss                                                    0.75     01/01/2027        8,000,000
   4,000,000   COVINGTON VA BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)                     3.38     12/01/2012        4,120,120
  43,860,000   FAIRFAX COUNTY VA IDA INNOVATIONAL HEALTH SYSTEM PROJECT SERIES C 2
               (HOSPITAL REVENUE)+/-ss                                                         0.27     05/15/2026       43,860,000
   4,275,000   HOPEWELL VA (SEWER REVENUE)                                                     4.00     11/15/2012        4,469,513
   3,965,000   LOUDOUN COUNTY VA IDA HILL SCHOOL PROJECT (IDR, SUNTRUST BANK LOC)+/-ss         0.35     03/01/2032        3,965,000
  28,000,000   LOUDOUN COUNTY VA IDA HOWARD HUGHES MEDICAL INSTITUTE SERIES E (IDR)+/-ss       0.17     02/15/2038       28,000,000
   1,050,000   LOUISA VA IDA VIRGINIA ELECTRIC & POWER COMPANY PROJECT SERIES A (IDR)+/-ss     4.25     09/01/2030        1,053,843
   5,000,000   PENINSULA PORTS AUTHORITY DOMINION TERM ASSOCIATION PROJECT (OTHER
               REVENUE)+/-ss                                                                   5.00     10/01/2033        5,109,750
   1,095,000   RICHMOND VA IDR GOVERNMENT FACILITIES REVENUE BONDS
               (LEASE REVENUE, AMBAC INSURED)                                                  5.00     07/15/2011        1,150,933
  17,655,000   RUSSELL COUNTY VA IDA MOUNTAIN STATES HEALTH ALLIANCE SERIES B
               (HCFR, REGIONS BANK LOC)+/-ss                                                   0.90     07/01/2038       17,655,000
  17,564,000   SMYTH COUNTY VA IDA MOUNTAIN STATES HEALTH ALLIANCE SERIES C
               (HCFR, REGIONS BANK LOC)+/-ss                                                   0.90     07/01/2032       17,564,000
   5,000,000   SPOTSYLVANIA COUNTY VA EDA CIVIL WAR PRESERVATION PROJECT
               (OTHER REVENUE, SUNTRUST BANK LOC)+/-ss                                         0.35     04/01/2027        5,000,000
   3,700,000   VIRGINIA BEACH VA RESIDENTIAL RENTAL SILVER HILL (MFHR, SUNTRUST BANK
               LOC)+/-ss                                                                       0.50     05/01/2025        3,700,000
   1,355,000   VIRGINIA HOUSING DEVELOPMENT AUTHORITY COMMONWEALTH MORTGAGE SERIES D
               (HOUSING REVENUE, GO OF AUTHORITY)                                              5.13     10/01/2010        1,382,493
  10,000,000   VIRGINIA HOUSING DEVELOPMENT AUTHORITY COMMONWEALTH MORTGAGE SERIES D
               SUBSERIES D 2 (HOUSING REVENUE, GO OF AUTHORITY)                                4.05     07/01/2011       10,187,500
                                                                                                                        181,408,233
                                                                                                                     --------------
WASHINGTON: 0.44%
   3,885,000   GREATER WENATCHEE REGIONAL EVENTS CENTER LIMITED SALES TAX BOND
               ANTICIPATION NOTES (SALES TAX REVENUE)T (SALES TAX REVENUE, GO OF DISTRICT)     5.00     12/01/2011        3,993,081
   5,825,000   PORT OF SEATTLE WA SERIES B (AIRPORT REVENUE, AMBAC INSURED)                    5.25     12/01/2014        5,862,804
   1,000,000   PORT OF SEATTLE WA SERIES B (AIRPORT REVENUE, NATL-RE FGIC INSURED)+/-ss        5.50     09/01/2011        1,060,970
   1,500,000   REGIONAL EVENTS CENTER SPECIAL TAX BOND ANTICIPATION NOTES SERIES A
               (OTHER REVENUE, GO OF DISTRICT)                                                 4.75     12/01/2011        1,521,150
     560,000   REGIONAL EVENTS CENTER SPECIAL TAX BOND ANTICIPATION NOTES SERIES A
               (OTHER REVENUE, GO OF DISTRICT)                                                 5.25     12/01/2011          571,430
  10,000,000   WASHINGTON STATE COP CONVENTION & TRADE CENTER
               (LEASE REVENUE, NATL-RE INSURED)                                                5.25     07/01/2014       10,032,100
     440,000   WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY CENTRAL
               WASHINGTON HEALTH SERVICES (HCFR)                                               5.00     07/01/2010          444,378
     570,000   WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY CENTRAL
               WASHINGTON HEALTH SERVICES (HCFR)                                               5.00     07/01/2011          585,248
     560,000   WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY CENTRAL
               WASHINGTON HEALTH SERVICES (HCFR)                                               5.00     07/01/2012          581,302

                 Wells Fargo Advantage Municipal Income Funds 93


Portfolio of Investments--December 31, 2009 (Unaudited)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
WASHINGTON (continued)
$  4,625,000   WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY PARS PROVIDENCE HEALTH
               SYSTEM SERIES B (HCFR NATL-RE INSURED)+/-ss(a)                                  0.15%    10/01/2010   $    4,486,250
   2,070,000   WASHINGTON STATE HEALTH CARE FACILITIES GROUP HEALTH COOPERATIVE PUGET
               SOUND (HCFR, NATL-RE INSURED)                                                   6.75     12/01/2011        2,072,877
   2,100,000   WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM NUCLEAR PROJECT # 1ENERGY
               NORTHWEST (ELECTRIC REVENUE, AGM INSURED)+/-ss(a)                               0.95     07/01/2011        1,988,961
                                                                                                                         33,200,551
                                                                                                                     --------------
WEST VIRGINIA: 0.77%
   5,015,000   WEST VIRGINIA ECONOMIC DEVELOPMENT AUTHORITY APPALACHIAN POWER COMPANY
               AMOS PROJECT SERIES E (OTHER REVENUE)+/-ss                                      7.13     12/01/2038        5,117,757
  52,790,000   WEST VIRGINIA STATE HOSPITAL FINANCE AUTHORITY PALLOTTINE HEALTH SERIES A 1
               (HCFR, FIFTH THIRD BANK LOC)+/-ss                                               0.63     10/01/2033       52,790,000
                                                                                                                         57,907,757
                                                                                                                     --------------
WISCONSIN: 1.73%
     235,000   DELAFIELD WI CDA UNIVERSITY LAKE SCHOOL PROJECT (OTHER REVENUE, FIRSTAR
               BANK NA LOC)+/-ss                                                               0.22     03/01/2035          235,000
   2,905,000   GREEN BAY WI AREA PUBLIC SCHOOL DISTRICT ANTICIPATION NOTES (OTHER REVENUE)     2.00     04/28/2010        2,910,316
     300,000   HALES CORNERS WI CDA LUTHERAN CHURCH PROJECT (IDR, PNC BANK NA LOC)+/-ss        0.37     08/01/2037          300,000
   1,000,000   KRONENWETTER WI RDA (OTHER REVENUE)                                             4.50     05/01/2011        1,010,350
  20,520,000   MARSHFIELD WI BOND ANTICIPATION NOTES SERIES C (ELECTRIC REVENUE)               4.00     12/01/2010       20,864,326
     780,000   MONONA SEWER SYSTEMS REVENUE WISCONSIN BOND ANTICIPATION NOTES (SEWER
               REVENUE)                                                                        4.50     05/01/2011          787,426
  29,430,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY AMT SERIES A
               (HOUSING REVENUE, GO OF AUTHORITY)+/-ss                                         0.55     03/01/2035       29,430,000
   1,500,000   WISCONSIN STATE HEFA AURORA HEALTH CARE INCORPORATED (HCFR, NATL-RE
               INSURED)                                                                        5.00     08/15/2010        1,503,345
  10,600,000   WISCONSIN STATE HEFA AURORA HEALTH CARE OBLIGATED (HCFR, NATL-RE INSURED)       5.25     08/15/2012       10,615,760
   1,850,000   WISCONSIN STATE HEFA EDGEWOOD COLLEGE (OTHER REVENUE, US BANK NA LOC)+/-ss      0.25     10/01/2031        1,850,000
   3,350,000   WISCONSIN STATE HEFA GROUP HEALTH COOPERATIVE (HCFR, JOHNSON BANK LOC)+/-ss     2.57     07/01/2024        3,350,000
  11,645,000   WISCONSIN STATE HEFA LAKELAND COLLEGE (HCFR, MARSHALL & ILSLEY BANK
               LOC)+/-ss                                                                       2.47     03/01/2028       11,645,000
   4,700,000   WISCONSIN STATE HEFA LUTHERAN CHILD & FAMILY SERVICE INCORPORATED
               (HCFR, MARSHALL & ILSLEY BANK LOC)+/-ss                                         2.57     07/01/2038        4,700,000
  23,165,000   WISCONSIN STATE HEFA RIPON COLLEGE (COLLEGE & UNIVERSITY REVENUE,
               MARSHALL & I LLSLEY BANK LOC)+/-ss                                              2.47     06/01/2036       23,165,000
   4,658,000   WISCONSIN STATE HEFA SINAI SAMARITAN SERIES A
               (HCFR, MARSHALL & ILSLEY BANK LOC)+/-ss                                         2.47     09/01/2019        4,658,000
   6,285,000   WISCONSIN STATE HEFA UNITED LUTHERAN PROGRAM FOR THE AGING
               (HCFR, MARSHALL & ILSLEY BANK LOC)+/-ss                                         2.47     04/01/2022        6,285,000
   6,640,000   WISCONSIN STATE HEFAR FRANCISCAN SISTERS SERIES B
               (HCFR, MARSHALL & ILSLEY BANK LOC)+/-ss                                         2.53     09/01/2033        6,640,000
                                                                                                                        129,949,523
                                                                                                                     --------------
WYOMING: 0.09%
   6,925,000   LINCOLN COUNTY WY PCR PACIFICORP (OTHER REVENUE)+/-ss                           3.40     01/01/2016        6,949,584
                                                                                                                     --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $7,457,870,566)                                                                   7,493,340,879
                                                                                                                     --------------

                94 Wells Fargo Advantage Municipal Income Funds


                         Portfolio of Investments--December 31, 2009 (Unaudited)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

   SHARES      SECURITY NAME                                                                   YIELD                      VALUE
------------   ------------------------------------------------------------------            --------                --------------
SHORT-TERM INVESTMENTS: 0.28%
MUTUAL FUNDS: 0.28%
 20,772,132    WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~++(u)                0.10%                 $   20,772,132
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $20,772,132)                                                                          20,772,132
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $7,478,642,698)*                                                               99.93%                           7,514,113,011
OTHER ASSETS AND LIABILITIES, NET                                                     0.07                                5,288,495
                                                                                    ------                           --------------
TOTAL NET ASSETS                                                                    100.00%                          $7,519,401,506
                                                                                    ------                           --------------

----------
+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(m) An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(n) Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

##   Zero coupon security. Interest rate presented is yield to maturity.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

~ The Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $20,772,133.

(u)  Rate shown is the 7-day annualized yield at period end.

* Cost for federal income tax purposes is $7,480,442,474 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $40,011,788
Gross unrealized depreciation    (6,341,251)
                                -----------
Net unrealized appreciation     $33,670,537

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Municipal Income Funds 95


Portfolio of Investments--December 31, 2009 (Unaudited)

WISCONSIN TAX-FREE FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
MUNICIPAL BONDS & NOTES: 99.61%
ALABAMA: 0.65%
$    740,000   BIRMINGHAM AL NEW PUBLIC HOUSING AUTHORITY (HOUSING REVENUE, GUARANTEE
               AGREEMENT)                                                                      5.00%    06/01/2011   $      781,854
                                                                                                                     --------------
GUAM: 2.61%
     500,000   GUAM GOVERNMENT LIMITED OBLIGATION SECTION 30 SERIES A (OTHER REVENUE)          5.00     12/01/2013          527,605
   1,000,000   GUAM GOVERNMENT LIMITED SERIES A (GO - STATES, TERRITORIES, AGM INSURED)        5.50     12/01/2010        1,035,600
   1,000,000   GUAM GOVERNMENT SECTION 30 SERIES A (OTHER REVENUE)                             5.50     12/01/2019        1,035,270
     500,000   GUAM INTERNATIONAL AIRPORT AUTHORITY SERIES C (AIRPORT REVENUE, NATL-RE
               INSURED)                                                                        5.38     10/01/2017          514,420
       5,000   GUAM POWER AUTHORITY SERIES A (ELECTRIC REVENUE, AMBAC INSURED)                 5.25     10/01/2013            5,005
                                                                                                                          3,117,900
                                                                                                                     --------------
PUERTO RICO: 38.39%
     500,000   UNREFUNDED BALANCE CAPITAL FUNDING PROGRAM (HOUSING REVENUE,
               HUD LOAN INSURED)                                                               5.00     12/01/2015          527,775
     335,000   UNREFUNDED BALANCE CAPITAL FUNDING PROGRAM (HOUSING REVENUE,
               HUD LOAN INSURED)                                                               5.00     12/01/2019          342,025
     260,000   UNREFUNDED BALANCE CAPITAL FUNDING PROGRAM (HOUSING REVENUE,
               HUD LOAN INSURED)                                                               5.00     12/01/2020          264,472
     250,000   CHILDREN'S TRUST FUND PUERTO RICO TOBACCO SETTLEMENT ASSET-BACKED
               (EXCISE TAX REVENUE)                                                            4.13     05/15/2011          251,800
     250,000   CHILDREN'S TRUST FUND PUERTO RICO TOBACCO SETTLEMENT ASSET-BACKED
               (EXCISE TAX REVENUE)                                                            5.00     05/15/2011          254,703
      25,000   PUERTO RICO AQUEDUCT & SEWER AUTHORITY (WATER REVENUE, NATL-RE INSURED)         6.25     07/01/2012           28,339
   1,000,000   PUERTO RICO COMMONWEALTH (INCOME TAX REVENUE, NATL-RE INSURED)+/-ss(a)          1.07     07/01/2011          975,000
   2,000,000   PUERTO RICO COMMONWEALTH AQUEDUCT & SEWER AUTHORITY (WATER REVENUE,
               NATL-RE INSURED)+/-ss(a)                                                        0.86     07/01/2011        1,870,000
   1,500,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
               (FUEL SALES TAX REVENUE, NATL-RE INSURED)                                       5.50     07/01/2013        1,602,915
     975,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY FLOATERS
               SERIES DCL 008 (TOLL ROAD REVENUE, FSA INSURED, DEXIA CREDIT LOCAL
               LOC)+/-ss                                                                       0.40     07/01/2030          975,000
     410,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY FLOATERS
               SERIES DCL 019 (TOLL ROAD REVENUE, FSA INSURED, DEXIA CREDIT LOCAL
               LOC)+/-ss                                                                       0.40     01/01/2029          410,000
   1,000,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY REFUNDING
               SERIES L (TRANSPORTATION REVENUE, CIFG INSURED)                                 5.25     07/01/2019        1,022,900
   1,000,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY SERIES 2148
               (TOLL ROAD REVENUE, CIFG INSURED)+/-ss                                          0.60     07/01/2041        1,000,000
     100,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY SERIES 2447
               (OTHER REVENUE, ASSURED GUARANTY)+/-ss                                          0.26     07/01/2036          100,000
     900,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY SERIES 246
               (TOLL ROAD REVENUE, FSA INSURED)+/-ss++                                         1.05     07/01/2027          900,000
     165,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY SERIES A
               (FUEL SALES TAX REVENUE, AMBAC INSURED)                                         5.50     07/01/2013          175,397
     550,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY SERIES E
               (TOL ROAD REVENUE, AGM INSURED)                                                 5.50     07/01/2012          590,579
     300,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY SERIES W
               (FUEL SALES TAX REVENUE, AGM INSURED)                                           5.50     07/01/2013          318,351
  11,920,000   PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY SERIES B
               (OTHER REVENUE)+/-ss                                                            0.89     10/01/2040       11,920,000
     100,000   PUERTO RICO COMMONWEALTH PUBLIC IMPROVEMENT
               (OTHER REVENUE, AGM INSURED)                                                    5.25     07/01/2020          106,653
   1,250,000   PUERTO RICO COMMONWEALTH PUBLIC IMPROVEMENT SERIES A
               (PROPERTY TAX REVENUE, ASSURED GUARANTY)+/-ss                                   0.28     07/01/2020          898,188
     350,000   PUERTO RICO COMMONWEALTH REFUNDING (OTHER REVENUE, FGIC INSURED)                5.50     07/01/2013          372,054

                96 Wells Fargo Advantage Municipal Income Funds


                         Portfolio of Investments--December 31, 2009 (Unaudited)

WISCONSIN TAX-FREE FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
PUERTO RICO (continued)
$    200,000   PUERTO RICO COMMONWEALTH REFUNDING INSURED PUBLIC IMPROVEMENT SERIES A
               (FUEL SALES TAX REVENUE, NATL-RE INSURED)                                        5.50%   07/01/2016   $      211,048
   1,000,000   PUERTO RICO COMMONWEALTH REFUNDING PUBLIC IMPROVEMENT SERIES A-AGC-ICC
               (SALES TAX REVENUE, GUARANTEE AGREEMENT)                                         5.50    07/01/2018        1,097,370
     170,000   PUERTO RICO CONVENTION CENTER AUTHORITY SERIES A (OTHER REVENUE)                 4.00    07/01/2010          171,032
     355,000   PUERTO RICO ELECTRIC POWER AUTHORITY CAPITAL APPRECIATION SERIES O
               (ELECTRIC REVENUE)##                                                             3.65    07/01/2017          269,282
     650,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES 00 (ELECTRIC REVENUE, CIFG
               INSURED)                                                                         5.00    07/01/2013          696,371
     900,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES JJ (ELECTRIC REVENUE, XLCA
               INSURED)                                                                         5.25    07/01/2012          959,058
     100,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES KK (ELECTRIC REVENUE XLCA
               INSURED)                                                                         5.00    07/01/2011          104,284
     500,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES WW (POWER REVENUE)                   5.00    07/01/2011          521,420
     500,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES WW (POWER REVENUE)                   5.25    07/01/2033          489,430
     500,000   PUERTO RICO HFA CAPITAL FUNDING MODERNIZATION (HOUSING REVENUE)                  5.50    12/01/2018          544,570
   4,220,000   PUERTO RICO HFA CAPITAL FUNDING MODERNIZATION (HOUSING REVENUE)                  5.13    12/01/2027        4,230,297
     265,000   PUERTO RICO HFA UNREFUNDED BALANCE CAPITAL FUND PROGRAM
               (HFFA, HUD INSURED)                                                              5.00    12/01/2014          284,533
     380,000   PUERTO RICO HFA UNREFUNDED BALANCE CAPITAL FUNDING PROGRAM
               (HOUSING REVENUE, HUD LOAN INSURED)                                              5.00    12/01/2011          402,538
   2,090,000   PUERTO RICO HFA VIVIENDA MODERNIZATION (HOUSING REVENUE)                         4.75    10/01/2011        2,093,428
     110,000   PUERTO RICO HOUSING FINANCIAL CORPORATION SERIES F8J
               (HOUSING REVENUE, FHA INSURED)+/-ss                                              5.50    06/01/2021          110,000
     535,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
               CONTROL FACILITIES FINANCING AUHORITY INTERMEDIATE AMERICAN UNIVERSITY
               SERIES A (COLLEGE & UNIVERSITY REVENUE, NATL-RE INSURED)                         5.00    10/01/2010          539,243
      25,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
               CONTROL FACILITIES FINANCING AUTHORITY FHA INSURED DR. PILA HOSPITAL
               PROJECT A (HCFR)                                                                 6.50    11/15/2020           25,907
      60,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL CONTROL
               FACILITIES FINANCING AUTHORITY FHA INSURED DR. PILA HOSPITAL PROJECT A
               (HCFR, FHA INSURED)                                                              5.88    08/01/2012           60,194
     195,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL CONTROL
               FACILITIES FINANCING AUTHORITY FHA INSURED DR. PILA HOSPITAL PROJECT A
               (HCFR, NATL-RE INSURED)                                                          5.50    07/01/2017          195,074
     600,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL CONTROL
               FACILITIES UNIVERSITY PLAZA PROJECT SERIES A (COLLEGE & UNIVERSITY REVENUE,
               NATL-RE INSURED)                                                                 5.63    07/01/2013          606,552
     250,000   PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES A
               (PROPERTY TAX REVENUE, AGM INSURED)                                              5.63    08/01/2010          253,418
     105,000   PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES B
               (PROPERTY TAX REVENUE, CIFG INSURED)                                             5.25    07/01/2017          110,102
      30,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT FACILITIES SERIES D
               PREREFUNDED (LEASE REVENUE)                                                      5.13    07/01/2024           32,930
      10,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT FACILITIES SERIES D
               UNREFUNDED (LEASE REVENUE, COMMONWEALTH GUARANTEED)                              5.13    07/01/2024            9,561
   1,465,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY PREREFUNDED CAPITAL APPRECIATION
               SERIES D (LEASE REVENUE, AMBAC INSURED)+/-ss                                     0.00    07/01/2030        1,462,480
   1,500,000   PUERTO RICO PUBLIC FINANCE CORPORATION COMMONWEALTH APPROPRIATION SERIES A
               (OTHER REVENUE, AMBAC INSURED)                                                   5.13    06/01/2024        1,686,900
   2,000,000   PUERTO RICO SALES TAX FINANCING CORPORATION FIRST SUBSERIES A
               (SALES TAX REVENUE)                                                              6.38    08/01/2039        2,158,260
   1,185,000   UNIVERSITY OF PUERTO RICO SERIES P (COLLEGE & UNIVERSITY REVENUE)                5.00    06/01/2017        1,180,592
     500,000   UNIVERSITY OF PUERTO RICO SERIES Q (COLLEGE & UNIVERSITY REVENUE)                5.00    06/01/2016          504,075
                                                                                                                         45,916,100
                                                                                                                     --------------
TEXAS: 1.64%
   2,000,000   TARRANT COUNTY TX HOUSING FINANCE CORPORATION COMPOUND INTEREST
               (SFMR, NATL-RE INSURED)##                                                        2.96    09/15/2016        1,628,280

                 Wells Fargo Advantage Municipal Income Funds 97


Portfolio of Investments--December 31, 2009 (Unaudited)

WISCONSIN TAX-FREE FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
TEXAS (continued)
$    320,000   WACO TX NEW PUBLIC HOUSING AUTHORITY (HOUSING REVENUE, GUARANTEE AGREEMENT)     5.00%    08/01/2010   $      328,186
                                                                                                                          1,956,466
                                                                                                                     --------------
VIRGIN ISLANDS: 7.04%
     400,000   TOBACCO SETTLEMENT FINANCING CORPORATION VIRGIN ISLANDS ASSET-BACKED BONDS
               (TOBACCO SETTLEMENT FUNDED REVENUE)+/-ss                                        4.50     05/15/2010          402,256
     255,000   TOBACCO SETTLEMENT FINANCING CORPORATION VIRGIN ISLANDS AWWET-BACKED BONDS
               (TOBACCO SETTLEMENT FUNDED REVENUE)+/-ss                                        4.60     05/15/2011          258,443
     150,000   UNIVERSITY OF THE VIRGIN ISLANDS SERIES A (COLLEGE & UNIVERSITY REVENUE,
               ACA GO INSURED)                                                                 5.85     12/01/2014          150,719
     125,000   VIRGIN ISLANDS PFA (OTHER REVENUE, AGM BANK INSURED)                            4.00     10/01/2010          127,471
     590,000   VIRGIN ISLANDS PFA (OTHER REVENUE, AGM INSURED)                                 5.00     10/01/2014          642,504
     250,000   VIRGIN ISLANDS PFA (SALES TAX REVENUE, NATL-RE INSURED)                         5.00     10/01/2016          258,073
      10,000   VIRGIN ISLANDS PFA ESCROWED TO MATURITY SERIES A (OTHER REVENUE)                7.30     10/01/2018           12,452
     250,000   VIRGIN ISLANDS PFA GROSS TAX RECEIPTS (SALES TAX REVENUE, NATL-RE INSURED)      5.00     10/01/2012          263,953
   2,700,000   VIRGIN ISLANDS PFA MATCHING FEDERAL LOAN NOTE SERIES A (SEWER REVENUE)          5.25     10/01/2019        2,725,164
   1,000,000   VIRGIN ISLANDS PFA MATCHING FUND LOAN DIAGO SERIES A (OTHER REVENUE)            6.75     10/01/2037        1,049,440
   1,000,000   VIRGIN ISLANDS PFA MATCHING FUND LOAN NOTES SERIES A (OTHER REVENUE)            6.00     10/01/2039        1,000,620
     500,000   VIRGIN ISLANDS WATER & POWER AUTHORITY (ELECTRIC REVENUE, NATL-RE INSURED)      5.30     07/01/2021          500,365
     750,000   VIRGIN ISLANDS WATER & POWER AUTHORITY REFUNDING ASSET GUARANTY IBCC
               (WATER REVENUE, RADIAN-IBCC INSURED)                                            5.38     07/01/2010          754,748
     300,000   VIRGIN ISLANDS WATER & POWER AUTHORITY SERIES A (WATER REVENUE)                 5.00     07/01/2031          276,957
                                                                                                                          8,423,165
                                                                                                                     --------------
WEST VIRGINIA: 0.32%
     470,000   KANAWHA MERCER NICHOLAS COUNTIES WV PREREFUNDED (SFMR)##                        3.80     02/01/2015          387,604
                                                                                                                     --------------
WISCONSIN: 48.96%
      20,000   ASHWAUBENON WI CDA ARENA PROJECT (LEASE REVENUE)                                4.80     06/01/2016           21,182
     100,000   ASHWAUBENON WI CDA ARENA PROJECT (LEASE REVENUE)                                5.05     06/01/2019          108,036
     815,000   ASHWAUBENON WI CDA ARENA PROJECT (LEASE REVENUE)                                5.10     06/01/2020          881,455
      95,000   BARABOO WI CDA (HOUSING REVENUE)                                                4.70     03/01/2010           95,420
      80,000   BARABOO WI CDA (HOUSING REVENUE)                                                4.80     03/01/2011           82,370
      50,000   BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING INCORPORATED
               PROJECT SERIES B (COLLEGE & UNIVERSITY REVENUE)                                 4.20     04/01/2012           51,228
     100,000   BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING INCORPORATED
               PROJECT SERIES B (COLLEGE & UNIVERSITY REVENUE)                                 4.50     04/01/2014          101,798
   1,540,000   CUDAHY WI CDA REDEVELOPMENT LEASE REVENUE REFUNDING SERIES B (LEASE
               REVENUE)                                                                        4.55     06/01/2019        1,551,288
     660,000   DELAFIELD WI CDA ST. JOHNS NORTHWESTERN MILITARY (RECREATIONAL FACILITIES
               REVENUE)                                                                        4.60     06/01/2030          675,688
     500,000   DELAFIELD WI CDA ST. JOHNS NORTHWESTERN MILITARY (RECREATIONAL FACILITIES
               REVENUE)                                                                        4.70     06/01/2034          507,745
   1,000,000   FONTANA ON GENEVA LAKE CDA (LEASE REVENUE)                                      4.45     06/01/2025          911,380
     150,000   GLENDALE WI CDA BAYSHORE PUBLIC PARKING A (AUTO PARKING REVENUE)                4.75     10/01/2020          154,487
     145,000   GLENDALE WI CDA TAX INCREMENT 6 (LEASE REVENUE)                                 5.00     10/01/2019          147,271
       5,000   GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM DISTRICT LAMBEAU
               FIELD RENOVATION PROJECT A (SALES TAX REVENUE, AMBAC INSURED)                   4.35     02/01/2010            5,017
      10,000   GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM DISTRICT LAMBEAU
               FIELD RENOVATION PROJECT A (SALES TAX REVENUE, AMBAC INSURED)                   4.45     02/01/2011           10,447
     215,000   GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM DISTRICT LAMBEAU
               FIELD RENOVATION PROJECT A (SALES TAX REVENUE, AMBAC INSURED)                   4.75     02/01/2014          223,882
     140,000   GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM DISTRICT LAMBEAU
               FIELD RENOVATION PROJECT A (SALES TAX REVENUE, AMBAC INSURED)                   5.00     02/01/2019          144,425

                98 Wells Fargo Advantage Municipal Income Funds


                         Portfolio of Investments--December 31, 2009 (Unaudited)

WISCONSIN TAX-FREE FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
WISCONSIN (continued)
$  1,250,000   GREEN BAY WI HOIUSING AUTHORITY STUDENT UNIVERSITY VILLAGE HOUSING
               (COLLEGE & UNIVERSITY REVENUE)                                                  5.00%    04/01/2030   $    1,256,613
   1,445,000   GREEN BAY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING INCORPORATED
               (COLLEGE & UNIVERSITY REVENUE)                                                  5.00     04/01/2016        1,532,394
     250,000   GREEN BAY WI RDA BELLIN MEMORIAL HOSPITAL (HCFR)                                5.50     12/01/2023          260,170
      20,000   GREEN BAY WI RDA BELLIN MEMORIAL HOSPITAL SERIES A (HCFR)                       5.00     02/15/2013           20,630
      10,000   GREEN BAY WI RDA BELLIN MEMORIAL HOSPITAL SERIES A (HCFR)                       5.50     02/15/2021           10,099
     100,000   GREEN BAY WI RDA PINE STREET PARKING RAMP PROJECT (LEASE REVENUE)               5.15     04/01/2013          101,033
     320,000   GREEN BAY WI RDA PINE STREET PARKING RAMP PROJECT (LEASE REVENUE)               2.10     04/01/2014          321,331
     125,000   GREEN BAY WI RDA PINE STREET PARKING RAMP PROJECT (LEASE REVENUE)               2.50     04/01/2015          125,740
     405,000   GREEN BAY WI RDA PINE STREET PARKING RAMP PROJECT (LEASE REVENUE)               2.70     04/01/2016          401,306
     500,000   GREENFIELD WI CDA HOUSING REVENUE LAYTON TERRACE PROJECT (HOUSING
               REVENUE)+/-ss                                                                   4.75     09/01/2033          503,030
     400,000   HALES CORNERS WI CDA LUTHERAN CHURCH PROJECT (IDR, PNC BANK NA LOC)+/-ss        0.37     08/01/2037          400,000
     245,000   JOHNSON CREEK WI CDA PREREFUNDED (LEASE REVENUE)                                4.65     12/01/2012          254,437
      10,000   JOHNSON CREEK WI CDA PREREFUNDED (LEASE REVENUE)                                5.00     12/01/2016           10,417
   1,000,000   KRONENWETTER WI RDA (OTHER REVENUE)                                             4.50     05/01/2011        1,010,350
     200,000   LITTLE CHUTE WI CDA (LEASE REVENUE)                                             4.25     03/01/2017          204,700
     200,000   LITTLE CHUTE WI CDA (LEASE REVENUE)                                             4.35     03/01/2018          203,098
   5,000,000   MADISON WI CDA WISCONSIN ALUMNI RESEARCH FOUNDATION (COLLEGE & UNIVERSITY
               REVENUE)                                                                        5.00     10/01/2039        5,280,100
     265,000   MILWAUKEE RDA MILWAUKEE SCHOOL ENERGY PROJECT SERIES B
               (COLLEGE & UNIVERSITY REVENUE)                                                  4.00     07/01/2011          272,118
   1,000,000   MILWAUKEE WI HOUSING AUTHORITY VETERANS HOUSING PROJECT
               (HOUSING REVENUE, FNMA INSURED)                                                 5.10     07/01/2022        1,068,030
   1,350,000   MILWAUKEE WI RDA HEARTLOVE PLACE PROJECT
               (OTHER REVENUE, CITIZENS BANK LOC)+/-ss                                         1.39     06/01/2037        1,350,000
     470,000   MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B
               (COLLEGE & UNIVERSITY REVENUE, MARSHALL & ILSLEY LOC)ss                         5.05     07/01/2019          477,830
     470,000   MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B
               (COLLEGE & UNIVERSITY REVENUE, MARSHALL & ILSLEY LOC)ss                         5.15     07/01/2020          477,816
     470,000   MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B
               (COLLEGE & UNIVERSITY REVENUE, MARSHALL & ILSLEY LOC)ss                         5.20     07/01/2021          478,263
     470,000   MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B
               (COLLEGE & UNIVERSITY REVENUE, MARSHALL & ILSLEY LOC)ss                         5.30     07/01/2022          478,700
     470,000   MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B
               (COLLEGE & UNIVERSITY REVENUE, MARSHALL & ILSLEY LOC)ss                         5.35     07/01/2023          478,089
      50,000   MILWAUKEE WI RDA PUBLIC SCHOOLS (OTHER REVENUE, AMBAC INSURED)                  3.80     08/01/2014           52,682
     550,000   MILWAUKEE WI RDA PUBLIC SCHOOLS (OTHER REVENUE, AMBAC MORAL OBLIGATION
               INSURED)                                                                        4.25     08/01/2019          559,312
     100,000   MILWAUKEE WI RDA PUBLIC SCHOOLS NEIGHBORHOOD SCHOOLS SERIES A (OTHER
               REVENUE, AMBAC INSURED)                                                         4.20     08/01/2012          106,692
     100,000   MILWAUKEE WI RDA SCHOOL ENGINEERING PROJECT SERIES A (COLLEGE & UNIVERSITY
               REVENUE, AMBAC INSURED)                                                         4.20     10/01/2010          100,322
     880,000   MILWAUKEE WI RDA SCIENCE EDUCATION CONSORTIUM PROJECT SERIES A (OTHER
               REVENUE)                                                                        5.13     08/01/2015          836,070
     300,000   MILWAUKEE WI RDA SCIENCE EDUCATION CONSORTIUM PROJECT SERIES A (OTHER
               REVENUE)                                                                        5.63     08/01/2025          255,900
     500,000   MILWAUKEE WI RDA SCIENCE EDUCATION CONSORTIUM PROJECT SERIES A (OTHER
               REVENUE)                                                                        5.75     08/01/2035          401,510
      95,000   MILWAUKEE WI RDA SUMMERFEST PROJECT (LEASE REVENUE)                             4.20     08/01/2011           99,522
   1,000,000   MONROE WI REDEVELOPMENT AUTHORITY MONROE CLINIC INCORPORATED (HCFR)             5.50     02/15/2029          997,590
   1,500,000   MONROE WI REDEVELOPMENT AUTHORITY MONROE CLINIC INCORPORATED (HCFR)             5.88     02/15/2039        1,504,605
     300,000   NEENAH WI CDA SERIES A (LEASE REVENUE)                                          4.13     12/01/2018          309,450
   1,000,000   NEENAH WI CDA SERIES A (LEASE REVENUE)                                          5.13     12/01/2023        1,054,380
     350,000   OAKFIELD WI CDA (LEASE REVENUE)                                                 5.40     12/01/2021          351,771

                Wells Fargo Advantage Municipal Income Funds 99


Portfolio of Investments--December 31, 2009 (Unaudited)

WISCONSIN TAX-FREE FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
WISCONSIN (continued)
$    210,000   ONALASKA WI CDA (LEASE REVENUE)                                                 5.30%    06/01/2015   $      210,292
     200,000   OSCEOLA WI RDA (LEASE REVENUE)                                                  4.65     12/01/2010          204,708
     325,000   OSCEOLA WI RDA (LEASE REVENUE)                                                  4.75     12/01/2011          339,160
     235,000   OSCEOLA WI RDA (LEASE REVENUE)                                                  5.15     12/01/2015          240,349
     410,000   OSCEOLA WI RDA (LEASE REVENUE)                                                  5.38     12/01/2020          412,780
   1,545,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT JUNIOR LIEN             5.38     12/01/2020          412,780
               SERIES B (SALES TAX REVENUE, NATL-RE INSURED)                                   5.50     12/15/2015        1,680,126
   1,300,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT JUNIOR LIEN             5.50     12/15/2015        1,680,126
               SERIES B (SALES TAX REVENUE, NATL-RE INSURED)                                   5.50     12/15/2017        1,411,852
     160,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
               (SALES TAX REVENUE, NATL-RE INSURED)                                            5.50     12/15/2015          183,128
     100,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
               (SALES TAX REVENUE, NATL-RE INSURED)                                            5.00     12/15/2017          107,644
   1,765,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
               (SALES TAX REVENUE, NATL-RE INSURED)                                            5.50     12/15/2017        2,012,065
     280,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
               (SALES TAX REVENUE, NATL-RE INSURED)                                            5.50     12/15/2018          330,394
     240,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
               (SALES TAX REVENUE, NATL-RE INSURED)                                            5.50     12/15/2021          286,848
   1,600,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
               (SALES TAX REVENUE, NATL-RE INSURED)                                            5.50     12/15/2023        1,834,384
     665,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
               (SALES TAX REVENUE, NATL-RE INSURED)                                            5.50     12/15/2026          758,625
     120,000   ST. CROIX FALLS WI CDA (LEASE REVENUE)                                          4.40     12/01/2011          126,295
      80,000   ST. CROIX FALLS WI CDA (LEASE REVENUE)                                          4.50     12/01/2011           83,114
     160,000   ST. CROIX FALLS WI CDA (LEASE REVENUE)                                          4.50     12/01/2012          167,550
      90,000   ST. CROIX FALLS WI CDA (LEASE REVENUE)                                          4.85     12/01/2014           93,632
     275,000   STURGEON BAY WI WATERFRONT RDA REFUNDED SERIES A (OTHER REVENUE)                4.50     10/01/2021          275,569
      75,000   STURTEVANT WI CDA (LEASE REVENUE)                                               4.60     12/01/2010           75,157
     110,000   STURTEVANT WI CDA (LEASE REVENUE)                                               4.80     12/01/2012          110,195
     100,000   STURTEVANT WI CDA (LEASE REVENUE)                                               5.00     12/01/2012           99,514
     300,000   STURTEVANT WI CDA (LEASE REVENUE)                                               4.40     12/01/2015          302,823
     100,000   STURTEVANT WI CDA (LEASE REVENUE)                                               4.55     12/01/2016          100,602
      25,000   SUN PRAIRIE WI CDA SERIES B (LEASE REVENUE)                                     5.00     02/01/2012           25,088
      95,000   SUN PRAIRIE WI CDA SERIES B (LEASE REVENUE)                                     5.10     02/01/2013           95,342
     105,000   SUN PRAIRIE WI CDA SERIES B (LEASE REVENUE)                                     5.20     02/01/2014          105,386
     300,000   SUN PRAIRIE WI CDA TAX INCREMENTAL # 6 & 7 (LEASE REVENUE)                      3.80     02/01/2018          300,399
     220,000   SUN PRAIRIE WI CDA TAX INCREMENTAL # 6 & 7 (LEASE REVENUE)                      4.00     02/01/2019          218,357
     250,000   SUN PRAIRIE WI CDA TAX INCREMENTAL # 6 & 7 (LEASE REVENUE)                      4.50     02/01/2022          251,913
     100,000   VERONA WI CDA (ECONOMIC DEVELOPMENT REVENUE)                                    4.30     02/01/2015          104,345
     775,000   VERONA WI CDA (LEASE REVENUE)                                                   5.38     12/01/2022          789,539
     170,000   WARRENS WI CDA (LEASE REVENUE)                                                  5.00     11/01/2016          175,763
     320,000   WARRENS WI CDA (LEASE REVENUE)                                                  5.10     11/01/2020          304,538
      50,000   WATERFORD WI CDA PREREFUNDED (LEASE REVENUE)                                    5.35     10/01/2014           51,852
      95,000   WATERFORD WI CDA PREREFUNDED (LEASE REVENUE)                                    5.80     10/01/2023           98,837
     500,000   WAUKESHA COUNTY WI HOUSING AUTHORITY BROOKFIELD WOODS PROJECT
               (HOUSING REVENUE, FIRSTAR BANK LOC)+/-ss                                        4.80     03/01/2034          500,835
     105,000   WAUKESHA COUNTY WI HOUSING AUTHORITY STEEPLE VIEW INCORPORATED PROJECT
               (HOUSING REVENUE, ASSOCIATED BANK LOC)+/-ss                                     0.74     12/01/2034          105,000
     340,000   WAUKESHA COUNTY WI HOUSING AUTHORITY THE ARBORETUM PROJECT
               (HOUSING REVENUE)+/-ss                                                          5.00     12/01/2027          347,667
     720,000   WESTON WI CDA SERIES A (LEASE REVENUE)                                          5.25     10/01/2020          755,993
   1,705,000   WISCONSIN CENTER DISTRICT CAPITAL APPRECIATION BONDS
               (TAX REVENUE, AGM INSURED)##                                                    5.24     12/15/2030          587,441
     230,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (OTHER REVENUE, AGM INSURED)         5.25     12/15/2027          257,138

                100 Wells Fargo Advantage Municipal Income Funds


                         Portfolio of Investments--December 31, 2009 (Unaudited)

WISCONSIN TAX-FREE FUND

                                                                                             INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                                   RATE        DATE          VALUE
------------   ---------------------------------------------------------------------------   --------   ----------   --------------
WISCONSIN (continued)
$    280,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE, AGM INSURED)           5.25%    12/15/2015   $      317,156
     335,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE, AGM INSURED)           5.25     12/15/2016          377,759
      50,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE, AGM INSURED)           5.25     12/15/2018           56,056
     500,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE, AGM INSURED)           5.25     12/15/2019          560,280
     325,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE, AGM INSURED)           5.25     12/15/2023          364,413
      65,000   WISCONSIN DELLS CDA SERIES A (LEASE REVENUE)                                    4.65     09/01/2014           66,405
      70,000   WISCONSIN DELLS CDA SERIES A (LEASE REVENUE)                                    4.80     09/01/2015           71,112
      80,000   WISCONSIN DELLS CDA SERIES A (LEASE REVENUE)                                    5.00     09/01/2017           80,724
     135,000   WISCONSIN HFA REVENUE PREREFUNDED (HOUSING REVENUE, FHA INSURED)                6.10     06/01/2021          161,532
   1,770,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY AMT SERIES A
               (HOUSING REVENUE, GO OF AUTHORITY)                                              4.75     05/01/2037        1,789,718
      25,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY AMT SERIES A
               (HOUSING REVENUE, GO OF AUTHORITY)                                              4.63     11/01/2037           21,980
     300,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY AMT SERIES A
               (HOUSING REVENUE, GO OF AUTHORITY)                                              4.70     05/01/2047          259,356
   2,120,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY AMT SERIES D
               (HOUSING REVENUE, GO OF AUTHORITY HUD LOAN)+/-ss                                0.50     05/01/2029        2,120,000
   1,960,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES A
               (ECONOMIC DEVELOPMENT REVENUE)+/-ss                                             4.25     12/01/2035        2,059,548
   2,245,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E
               (HOUSING REVENUE, GO OF AUTHORITY)                                              4.90     11/01/2035        2,184,531
   2,275,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT VARIOUS AMT SERIES E
               (HOUSING REVENUE, GO OF AUTHORITY HUD LOAN)+/-ss                                0.50     05/01/2030        2,275,000
                                                                                                                         58,567,028
                                                                                                                     --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $116,828,755)                                                                       119,150,117
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $116,828,755)*                                                                 99.61%                             119,150,117
OTHER ASSETS AND LIABILITIES, NET                                                     0.39                                  471,863
                                                                                    ------                           --------------
TOTAL NET ASSETS                                                                    100.00%                          $  119,621,980
                                                                                    ------                           --------------

----------
+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

##   Zero coupon security. Interest rate presented is yield to maturity.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

* Cost for federal income tax purposes is $116,819,083 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                               $2,695,464
Gross unrealized depreciation                                 (364,430)
                                                            ----------
Net unrealized appreciation                                 $2,331,034

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                102 Wells Fargo Advantage Municipal Income Funds


             Statements of Assets and Liabilities--December 31, 2009 (Unaudited)

                                                               Intermediate
                                                                    Tax/         Municipal
                                                               AMT-Free Fund     Bond Fund
                                                              --------------   ------------
ASSETS
   Investments
      In unaffiliated securities, at value ................    $734,984,022    $780,644,895
      In affiliated securities, at value ..................      10,403,145       7,799,564
                                                               ------------    ------------
   Total investments at value (see cost below) ............     745,387,167     788,444,459
                                                               ------------    ------------
   Cash ...................................................               0          50,000
   Receivable for Fund shares issued ......................       4,173,400       3,188,960
   Receivable for investment sold .........................       5,700,601       6,556,722
   Receivable for interest ................................       8,984,919       9,996,996
                                                               ------------    ------------
   Total assets ...........................................     764,246,087     808,237,137
                                                               ------------    ------------
LIABILITIES
   Due to custodian bank ..................................       9,852,220               0
   Payable for Fund shares redeemed .......................       1,141,632         948,289
   Payable for investment purchased .......................       7,382,462               0
   Dividends payable ......................................         568,975       1,325,406
   Payable to investment advisor and affiliates ...........         316,745         314,165
   Accrued expenses and other liabilities .................         152,366         159,676
                                                               ------------    ------------
Total liabilities .........................................      19,414,400       2,747,536
                                                               ------------    ------------
TOTAL NET ASSETS ..........................................    $744,831,687    $805,489,601
                                                               ============    ============
NET ASSETS CONSIST OF
   Paid-in capital ........................................    $744,643,813    $810,419,550
   Undistributed/overdistributed net investment income ....          (7,902         (22,518)
   Accumulated net realized loss on investments ...........      (9,170,334        (790,707)
   Net unrealized depreciation of investments .............       9,366,110      (4,116,724)
                                                               ------------    ------------
TOTAL NET ASSETS ..........................................    $744,831,687    $805,489,601
                                                               ------------    ------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Net assets - Class A ...................................    $143,597,530    $302,350,009
   Shares outstanding - Class A ...........................      13,419,455      32,339,674
   Net asset value per share - Class A ....................    $      10.70    $       9.35
   Maximum offering price per share - Class A .............    $      11.03    $       9.79
   Net assets - Class B ...................................              NA    $  4,836,600
   Shares outstanding - Class B ...........................              NA         517,205
   Net asset value per share - Class B ....................              NA    $       9.35
   Net assets - Class C ...................................    $ 17,337,952    $ 21,050,937
   Shares outstanding - Class C ...........................       1,620,301       2,252,037
   Net asset value per share - Class C ....................    $      10.70    $       9.35
   Net assets - Administrator Class .......................    $ 97,892,759    $184,800,167
   Shares outstanding - Administrator Class ...............       9,142,624      19,772,508
   Net asset value per share - Administrator Class ........    $      10.71    $       9.35
   Net assets - Institutional Class .......................    $ 15,605,425    $    629,211
   Shares outstanding - Institutional Class ...............       1,457,307          67,333
   Net asset value per share - Institutional Class ........    $      10.71    $       9.34
   Net assets - Investor Class ............................    $470,398,021    $291,822,677
   Shares outstanding - Investor Class ....................      43,976,759      31,218,966
   Net asset value per share - Investor Class .............    $      10.70    $       9.35
                                                               ------------    ------------
Investments at cost .......................................    $736,021,057    $792,561,183
                                                               ============    ============

The accompanying notes are an integral part of these financial statements.

                Wells Fargo Advantage Municipal Income Funds 103


Statements of Assets and Liabilities--December 31, 2009 (Unaudited)

   Short-Term    Ultra Short-Term
   Municipal         Municipal       Wisconsin
   Bond Fund        Income Fund     Tax-Free Fund
--------------   ----------------   -------------


$2,469,551,658    $7,493,340,879     $119,150,117
   120,250,311        20,772,132                0
--------------    --------------     ------------
 2,589,801,969     7,514,113,011      119,150,117
--------------    --------------     ------------
             0                 0           43,611
    18,046,623       119,674,444          406,306
    23,543,822        79,965,694          300,000
    22,298,070        40,564,136        1,040,202
--------------    --------------     ------------
 2,653,690,484     7,754,317,285      120,940,236
--------------    --------------     ------------

    20,158,759       121,844,064                0
     5,740,376        23,835,966          309,466
    94,790,767        82,016,638          850,000
     1,619,681         2,828,459           80,945
       969,569         3,112,916           53,124
       451,521         1,277,736           24,721
--------------    --------------     ------------
   123,730,673       234,915,779        1,318,256
--------------    --------------     ------------
$2,529,959,811    $7,519,401,506     $119,621,980
==============    ==============     ============

$2,516,250,994    $7,534,741,952     $118,046,910
        37,272          (346,160)          (5,757)
    (5,727,797)      (50,464,599)        (740,535)
    19,399,342        35,470,313        2,321,362
--------------    --------------     ------------
$2,529,959,811    $7,519,401,506     $119,621,980
==============    ==============     ============

$  557,892,659    $3,947,338,506     $  6,471,030
    56,588,258       820,912,543          612,590
$         9.86    $         4.81     $      10.56
$        10.16    $         4.91     $      11.06
            NA                NA               NA
            NA                NA               NA
            NA                NA               NA
$  110,208,722    $  449,706,229     $  9,960,103
    11,178,295        93,423,165          942,918
$         9.86    $         4.81     $      10.56
            NA                NA               NA
            NA                NA               NA
            NA                NA               NA
$  203,023,046    $1,458,418,057               NA
    20,558,609       303,269,772               NA
$         9.88    $         4.81               NA
$1,658,835,384    $1,663,938,714     $103,190,847
   168,078,057       345,749,907        9,768,699
$         9.87    $         4.81     $      10.56
--------------    --------------     ------------
$2,570,402,627    $7,478,642,698     $116,828,755
==============    ==============     ============

                104 Wells Fargo Advantage Municipal Income Funds


Statements of Operations--For the Six Months Ended December 31, 2009 (Unaudited)

                                                                      Intermediate Tax/     Municipal
                                                                        AMT-Free Fund       Bond Fund
                                                                      -----------------   ------------
INVESTMENT INCOME
   Interest from unaffiliated securities.............................     $14,148,561      $20,148,711
   Interest from affiliated securities...............................           4,074            5,045
                                                                          -----------      -----------
Total investment income..............................................      14,152,635       20,153,756
                                                                          -----------      -----------
EXPENSES
   Advisory fees.....................................................       1,127,495        1,285,367
   Administration fees
      Fund level.....................................................         163,608          187,896
      Class A........................................................         124,412          241,934
      Class B........................................................              NA            5,265
      Class C........................................................          11,943           15,883
      Administrator Class............................................           4,429               74
      Institutional Class............................................         497,365          321,688
      Investor Class.................................................          29,683           89,678
   Custody fees......................................................          41,795           49,282
   Shareholder servicing fees........................................         795,894          933,214
   Accounting fees...................................................          21,594           19,758
   Distribution fees
      Class B........................................................              NA           21,936
      Class C........................................................          49,746           66,181
   Professional fees.................................................          20,685           25,789
   Registration fees.................................................          38,283           23,969
   Shareholder reports...............................................          33,413           36,622
   Trustees' fees....................................................           5,419            5,419
   Other fees and expenses...........................................           6,308            9,005
                                                                          -----------      -----------
Total expenses.......................................................       2,972,072        3,338,960
                                                                          -----------      -----------
LESS:
   Waived fees and reimbursed expenses...............................        (568,680)        (497,062)
   Net expenses......................................................       2,403,392        2,841,898
                                                                          -----------      -----------
Net investment income................................................      11,749,243       17,311,858
                                                                          -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Unaffiliated securities...........................................        (116,899)       8,533,391
   Futures transactions..............................................         (22,441)        (413,919)
                                                                          -----------      -----------
Net realized gain (loss) on investments..............................        (139,340)       8,119,472
                                                                          -----------      -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Unaffiliated securities...........................................      27,713,008       45,840,517
                                                                          -----------      -----------
Net change in unrealized appreciation (depreciation) of investments..      27,713,008       45,840,517
                                                                          -----------      -----------
Net realized and unrealized gain on investments......................      27,573,668       53,959,989
                                                                          -----------      -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................     $39,322,911      $71,271,847
                                                                          ===========      ===========

The accompanying notes are an integral part of these financial statements.

                Wells Fargo Advantage Municipal Income Funds 105


Statements of Operations--For the Six Months Ended December 31, 2009 (Unaudited)

 Short-Term   Ultra Short-Term
 Municipal         Municipal       Wisconsin
 Bond Fund        Income Fund    Tax-Free Fund
-----------   ----------------   -------------

$33,425,106      $78,942,596       $2,164,676
    108,856          460,792                0
-----------      -----------       ----------
 33,533,962       79,403,388        2,164,676
-----------      -----------       ----------

  2,989,431        9,335,174          207,931

    466,218        1,623,118           29,705
    285,769        3,117,519            5,586
         NA               NA               NA
     56,901          362,521            8,360
         NA               NA               NA
     47,640          413,441               NA
  1,569,781        1,839,582          118,821
    107,060          400,527            7,991
  2,157,880        6,740,253          148,062
     39,634          134,869            6,239

         NA               NA               NA
    237,087        1,510,503           34,835
     22,980           25,731           19,742
     41,924          117,447           20,413
     41,640           48,140            4,335
      5,419            5,419            5,419
     10,976           12,682            2,310
-----------      -----------       ----------
  8,080,340       25,686,926          619,749
-----------      -----------       ----------

 (1,957,784)      (3,550,332)        (141,317)
  6,122,556       22,136,594          478,432
-----------      -----------       ----------
 27,411,406       57,266,794        1,686,244
-----------      -----------       ----------


  5,803,367       14,865,717          581,355
     57,216                0                0
-----------      -----------       ----------
  5,860,583       14,865,717          581,355
-----------      -----------       ----------

 25,798,356       25,579,438        1,950,616
-----------      -----------       ----------
 25,798,356       25,579,438        1,950,616
-----------      -----------       ----------
 31,658,939       40,445,155        2,531,971
-----------      -----------       ----------
$59,070,345      $97,711,949       $4,218,215
===========      ===========       ==========

                106 Wells Fargo Advantage Municipal Income Funds


                                             Statements of Changes in Net Assets

                                                                                      INTERMEDIATE TAX/AMT-FREE FUND
                                                                                     ---------------------------------
                                                                                           For the
                                                                                      Six Months Ended      For the
                                                                                     December 31, 2009     Year Ended
                                                                                        (Unaudited)      June 30, 2009
                                                                                     -----------------   -------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets............................................................    $540,730,004      $ 505,380,484
OPERATIONS
   Net investment income...........................................................      11,749,243         21,864,065
   Net realized gain (loss) on investments.........................................        (139,340)        (8,954,384)
   Net change in unrealized appreciation (depreciation) of investments.............      27,713,008         (9,500,702)
                                                                                       ------------      -------------
Net increase in net assets resulting from operations...............................      39,322,911          3,408,979
                                                                                       ------------      -------------
DISTRIBUTION TO SHAREHOLDERS FROM
   Net investment income
      Class A......................................................................      (2,509,686)        (3,393,261)
      Class B                                                                                    NA                 NA
      Class C......................................................................        (186,923)          (242,024)
      Administrator Class..........................................................      (1,072,406)          (508,542)
      Institutional Class..........................................................        (215,131)          (109,669)
      Investor Class...............................................................      (7,744,952)       (17,613,321)
   Net realized gains
      Class A......................................................................               0            (72,111)
      Class B                                                                                    NA                 NA
      Class C......................................................................               0             (6,476)
      Administrator Class..........................................................               0            (11,520)
      Institutional Class..........................................................               0               (354)
      Investor Class...............................................................               0           (391,981)
                                                                                       ------------      -------------
Total distributions to shareholders................................................     (11,729,098)       (22,349,259)
                                                                                       ------------      -------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A.............................................      85,892,204        122,336,615
   Reinvestment of distributions - Class A.........................................       1,905,397          2,613,685
   Cost of shares redeemed - Class A...............................................     (74,683,327)       (29,675,721)
                                                                                       ------------      -------------
   Net increase in net assets resulting from capital share transactions - Class A..      13,114,274         95,274,579
                                                                                       ------------      -------------
   Proceeds from shares sold - Class B                                                           NA                 NA
   Reinvestment of distributions - Class B                                                       NA                 NA
   Cost of shares redeemed - Class B                                                             NA                 NA
                                                                                       ------------      -------------
   Net increase in net assets resulting from capital share transactions - Class B                NA                 NA
                                                                                       ------------      -------------
   Proceeds from shares sold - Class C.............................................       9,453,799          7,801,146
   Reinvestment of distributions - Class C.........................................         118,200            161,241
   Cost of shares redeemed - Class C...............................................      (2,319,628)        (1,568,460)
                                                                                       ------------      -------------
   Net increase in net assets resulting from capital share transactions - Class C..       7,252,371          6,393,927
                                                                                       ------------      -------------
   Proceeds from shares sold - Administrator Class.................................      85,970,631          6,213,235
   Reinvestment of distributions - Administrator Class.............................       1,020,887            497,453
   Cost of shares redeemed - Administrator Class...................................      (4,129,337)        (3,679,177)
                                                                                       ------------      -------------
   Net increase in net assets resulting from capital share transactions -
      Administrator Class..........................................................      82,862,181          3,031,511
                                                                                       ------------      -------------
   Proceeds from shares sold - Institutional Class.................................       9,471,620          7,750,800
   Reinvestment of distributions - Institutional Class.............................          56,641             23,465
   Cost of shares redeemed - Institutional Class...................................        (705,745)        (1,478,798)
                                                                                       ------------      -------------
   Net increase in net assets resulting from capital share transactions -
      Institutional Class..........................................................       8,822,516          6,295,467
                                                                                       ------------      -------------
   Proceeds from shares sold - Investor Class......................................     123,380,064        157,159,693
   Reinvestment of distributions - Investor Class..................................       6,326,057         15,291,639
   Cost of shares redeemed - Investor Class........................................     (65,249,593)      (229,157,016)
                                                                                       ------------      -------------
   Net increase in net assets resulting from capital share transactions - Investor
      Class........................................................................      64,456,528        (56,705,684)
                                                                                       ------------      -------------
Net increase in net assets resulting from capital share transactions - Total.......     176,507,870         54,289,800
                                                                                       ------------      -------------
NET INCREASE IN NET ASSETS.........................................................     204,101,683         35,349,520
                                                                                       ============      =============
ENDING NET ASSETS..................................................................    $744,831,687      $ 540,730,004
                                                                                       ============      =============
Ending balance of undistributed net investment income..............................    $     (7,902)     $     (28,047)
                                                                                       ------------      -------------

The accompanying notes are an integral part of these financial statements.

                Wells Fargo Advantage Municipal Income Funds 107


Statements of Changes in Net Assets

                                                                                  ULTRA SHORT-TERM
       MUNICIPAL BOND FUND            SHORT-TERM MUNICIPAL BOND FUND            MUNICIPAL INCOME FUND
---------------------------------   ---------------------------------    ----------------------------------
     For the                             For the                              For the
 Six Months Ended       For the      Six Months Ended       For the      Six Months Ended        For the
December 31, 2009     Year Ended    December 31, 2009     Year Ended     December 31, 2009      Year Ended
   (Unaudited)      June 30, 2009      (Unaudited)       June 30, 2009       (Unaudited)      June 30, 2009
-----------------   -------------   -----------------   --------------   -----------------   --------------

  $645,970,143      $ 399,512,398    $1,182,095,493     $  801,864,921    $ 4,360,740,417    $  956,688,566

    17,311,858         30,805,814        27,411,406         38,755,601         57,266,794        71,600,699
     8,119,472           (441,109)        5,860,583         (3,235,666)        14,865,717         9,785,472
    45,840,517        (37,400,722)       25,798,356          1,559,717         25,579,438        12,743,737
  ------------      -------------    --------------     --------------    ---------------    --------------
    71,271,847         (7,036,017)       59,070,345         37,079,652         97,711,949        94,129,908
  ------------      -------------    --------------     --------------    ---------------    --------------


    (6,110,158)        (9,993,752)       (4,596,049)        (4,031,508)       (30,438,586)      (23,251,586)
      (112,785)          (386,514)               NA                 NA                 NA                NA
      (331,611)          (430,693)         (661,234)          (359,876)        (2,041,716)       (1,515,764)
    (4,232,586)        (8,050,361)               NA                 NA                 NA                NA
        (4,299)              (534)       (1,799,567)           (35,014)       (10,496,310)       (9,175,348)
    (6,322,697)       (11,973,764)      (20,192,538)       (34,329,186)       (14,199,855)      (37,657,990)

    (2,198,525)                 0                 0                  0                  0                 0
       (35,662)                 0                NA                 NA                 NA                NA
      (152,345)                 0                 0                  0                  0                 0
        (3,647)                 0                NA                 NA                 NA                NA
    (2,149,008)                 0                 0                  0                  0                 0
    (1,350,580)                 0                 0                  0                  0                 0
  ------------      -------------    --------------     --------------    ---------------    --------------
   (23,003,903)       (30,835,618)      (27,249,388)       (38,755,584)       (57,176,467)      (71,600,688)
  ------------      -------------    --------------     --------------    ---------------    --------------

    72,452,939        229,321,189       533,466,731        271,963,431      3,227,790,537     2,471,824,277
     6,157,636          7,073,284         2,646,589          1,336,640         22,710,769        18,996,223
   (14,678,049)      (123,156,897)     (118,983,500)      (137,364,554)    (1,552,548,193)     (386,351,050)
  ------------      -------------    --------------     --------------    ---------------    --------------
    63,932,526        113,237,576       417,129,820        135,935,517      1,697,953,113     2,104,469,450
  ------------      -------------    --------------     --------------    ---------------    --------------
         8,415         14,238,274                NA                 NA                 NA                NA
       110,693            268,431                NA                 NA                 NA                NA
    (2,155,751)       (12,621,709)               NA                 NA                 NA                NA
  ------------      -------------    --------------     --------------    ---------------    --------------
    (2,036,643)         1,884,996                NA                 NA                 NA                NA
  ------------      -------------    --------------     --------------    ---------------    --------------
     8,045,648         20,525,642        91,114,604         18,235,868        234,826,791       261,384,874
       287,655            233,003           442,683            232,941          1,321,364         1,071,372
      (771,784)        (8,730,855)       (4,028,288)        (2,594,193)       (44,547,363)      (10,438,680)
  ------------      -------------    --------------     --------------    ---------------    --------------
     7,561,519         12,027,790        87,528,999         15,874,616        191,600,792       252,017,566
  ------------      -------------    --------------     --------------    ---------------    --------------
    36,195,154        351,174,657                NA                 NA                 NA                NA
     1,090,149          1,458,111                NA                 NA                 NA                NA
   (21,266,163)      (208,975,722)               NA                 NA                 NA                NA
  ------------      -------------    --------------     --------------    ---------------    --------------

    16,019,140        143,657,046                NA                 NA                 NA                NA
  ------------      -------------    --------------     --------------    ---------------    --------------
       621,242                  0       261,822,554          6,023,000      1,275,119,498       610,307,777
           349                534         1,592,134             35,014          7,686,832         6,928,317
             0                  0       (68,397,837)                 0       (373,577,043)     (172,388,617)
  ------------      -------------    --------------     --------------    ---------------    --------------

        621591                534       195,016,851          6,058,014        909,229,287       444,847,477
  ------------      -------------    --------------     --------------    ---------------    --------------
    52,722,281         88,675,061       766,107,762        558,692,106        938,303,032     1,217,959,631
     7,008,571          9,746,328        16,536,716         28,239,662         10,848,965        31,216,921
   (34,577,471)       (84,899,951)     (166,276,787)      (362,893,411)      (629,809,582)     (668,988,414)
  ------------      -------------    --------------     --------------    ---------------    --------------

    25,153,381         13,521,438       616,367,691        224,038,357        319,342,415       580,188,138
  ------------      -------------    --------------     --------------    ---------------    --------------
   111,251,514        284,329,380     1,316,043,361        381,906,504      3,118,125,607     3,381,522,631
  ------------      -------------    --------------     --------------    ---------------    --------------
   159,519,458        246,457,745     1,347,864,318        380,230,572      3,158,661,089     3,404,051,851
  ============      =============    ==============     ==============    ===============    ==============
  $805,489,601      $ 645,970,143    $2,529,959,811     $1,182,095,493    $ 7,519,401,506    $4,360,740,417
  ============      =============    ==============     ==============    ===============    ==============
  $    (22,518)          (220,240)   $       37,272     $     (124,746)   $      (346,160)   $     (436,487)
  ------------      -------------    --------------     --------------    ---------------    --------------

                108 Wells Fargo Advantage Municipal Income Funds


                                             Statements of Changes in Net Assets

                                                                                                INTERMEDIATE TAX/AMT-FREE FUND
                                                                                              ---------------------------------
                                                                                                   For the
                                                                                               Six Months Ended      For the
                                                                                              December 31, 2009     Year Ended
                                                                                                 (Unaudited)      June 30, 2009
                                                                                              -----------------   -------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ..................................................................        8,131,195        11,975,124
   Shares issued in reinvestment of distributions - Class A ...............................          180,005           259,189
   Shares redeemed - Class A ..............................................................       (7,066,444)       (2,955,509)
                                                                                                  ----------        ----------
   Net increase in shares outstanding - Class A ...........................................        1,244,756         9,278,804
                                                                                                  ----------        ----------
   Shares sold - Class B ..................................................................               NA                NA
   Shares issued in reinvestment of distributions - Class B ...............................               NA                NA
   Shares redeemed - Class B ..............................................................               NA                NA
                                                                                                  ----------        ----------
   Net (decrease) in shares outstanding - Class B .........................................               NA                NA
                                                                                                  ----------        ----------
   Shares sold - Class C ..................................................................          888,382           763,427
   Shares issued in reinvestment of distributions - Class C ...............................           11,137            15,992
   Shares redeemed - Class C ..............................................................         (219,929)         (154,876)
                                                                                                  ----------        ----------
   Net increase in shares outstanding - Class C ...........................................          679,590           624,543
                                                                                                  ----------        ----------
   Shares sold - Administrator Class ......................................................        8,113,908           607,217
   Shares issued in reinvestment of distributions - Administrator Class ...................           95,578            49,243
   Shares redeemed - Administrator Class ..................................................         (387,452)         (364,418)
                                                                                                  ----------        ----------
   Net increase in shares outstanding - Administrator Class ...............................        7,822,034           292,042
                                                                                                  ----------        ----------
   Shares sold - Institutional Class ......................................................          896,969           764,164
   Shares issued in reinvestment of distributions - Institutional Class ...................            5,314             2,329
   Shares redeemed - Institutional Class ..................................................          (66,237)         (146,189)
                                                                                                  ----------        ----------
   Net increase in shares outstanding - Institutional Class ...............................          836,046           620,304
                                                                                                  ----------        ----------
   Shares sold - Investor Class ...........................................................       11,633,454        15,439,710
   Shares issued in reinvestment of distributions - Investor Class ........................          597,050         1,512,482
   Shares redeemed - Investor Class .......................................................       (6,175,208)      (22,795,123)
                                                                                                  ----------        ----------
   Net increase in shares outstanding - Administrator Class ...............................        6,055,296        (5,842,931)
                                                                                                  ----------        ----------
NET INCREASE IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..............       16,637,722         4,972,762
                                                                                                  ==========        ----------

The accompanying notes are an integral part of these financial statements.

                Wells Fargo Advantage Municipal Income Funds 109


Statements of Changes in Net Assets

       MUNICIPAL BOND FUND            SHORT-TERM MUNICIPAL BOND FUND    ULTRA SHORT-TERM MUNICIPAL INCOME FUND
---------------------------------   ---------------------------------   --------------------------------------
     For the                             For the                                For the
 Six Months Ended      For the       Six Months Ended      For the          Six Months Ended      For the
December 31, 2009    Year Ended     December 31, 2009     Year Ended       December 31, 2009     Year Ended
   (Unaudited)      June 30, 2009      (Unaudited)      June 30, 2009         (Unaudited)      June 30, 2009
-----------------   -------------   -----------------   -------------      -----------------   -------------

     8,018,300        25,518,667         54,482,524       28,158,812           673,322,051      520,193,935
       663,675           827,537            269,631          140,738             4,735,627        4,002,237
    (1,590,011)      (13,669,303)       (12,196,209)     (14,267,238)         (323,560,040)     (81,487,843)
    ----------       -----------        -----------      -----------          ------------      -----------
     7,091,964        12,676,901         42,555,946       14,032,312           354,497,638      442,708,329
    ----------       -----------        -----------      -----------          ------------      -----------
           888         1,459,582                 NA               NA                    NA               NA
        11,963            31,363                 NA               NA                    NA               NA
      (233,430)       (1,411,936)                NA               NA                    NA               NA
    ----------       -----------        -----------      -----------          ------------      -----------
      (220,579)           79,009                 NA               NA                    NA               NA
    ----------       -----------        -----------      -----------          ------------      -----------
       873,188         2,105,854          9,304,584        1,901,559            48,959,325       54,954,779
        30,964            27,284             45,108           24,505               275,107          225,214
       (82,961)         (961,053)          (411,200)        (271,557)           (9,269,668)      (2,200,098)
    ----------       -----------        -----------      -----------          ------------      -----------
       821,191         1,172,085          8,938,492        1,654,507            39,964,764       52,979,895
    ----------       -----------        -----------      -----------          ------------      -----------
     3,949,382        38,065,737                 NA               NA                    NA               NA
       117,548           170,259                 NA               NA                    NA               NA
    (2,302,230)      (23,137,105)                NA               NA                    NA               NA
    ----------       -----------        -----------      -----------          ------------      -----------
     1,764,700        15,098,891                 NA               NA                    NA               NA
    ----------       -----------        -----------      -----------          ------------      -----------
        66,132                 0         26,694,325          629,117           265,834,345      128,536,569
            38                63            161,713            3,650             1,602,784        1,460,049
             0                 0         (6,931,237)               0           (77,814,381)     (36,362,966)
    ----------       -----------        -----------      -----------          ------------      -----------
        66,170                63         19,924,801          632,767           189,622,748       93,633,652
    ----------       -----------        -----------      -----------          ------------      -----------
     5,725,417        10,417,406         77,777,546       58,628,406           195,546,412      256,603,741
       756,422         1,138,543          1,686,315        2,968,755             2,259,529        6,589,170
    (3,758,913)      (10,029,014)       (16,957,702)     (38,333,262)         (131,191,270)    (141,084,300)
    ----------       -----------        -----------      -----------          ------------      -----------
     2,722,926         1,526,935         62,506,159       23,263,899            66,614,671      122,108,611
    ----------       -----------        -----------      -----------          ------------      -----------
    12,246,372        30,553,884        133,925,398       39,583,485           650,699,821      711,430,487
    ==========       ===========        ===========      ===========          ============      ===========

                110 Wells Fargo Advantage Municipal Income Funds


                                             Statements of Changes in Net Assets

                                                                                                   WISCONSIN TAX-FREE FUND
                                                                                              ---------------------------------
                                                                                                   For the
                                                                                               Six Months Ended      For the
                                                                                              December 31, 2009     Year Ended
                                                                                                 (Unaudited)      June 30, 2009
                                                                                              -----------------   -------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...................................................................      $104,699,744      $ 93,584,166
OPERATIONS
   Net investment income ..................................................................         1,686,244         3,493,773
   Net realized gain (loss) on investments ................................................           581,355           (34,265)
   Net change in unrealized appreciation (depreciation) of investments ....................         1,950,616           596,119
                                                                                                 ------------      ------------
Net increase in net assets resulting from operations ......................................         4,218,215         4,055,627
                                                                                                 ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A .............................................................................           (90,546)         (131,889)
      Class C .............................................................................           (98,812)         (179,709)
      Investor Class ......................................................................        (1,490,624)       (3,182,177)
   Net realized gains
      Class A .............................................................................           (68,605)                0
      Class C .............................................................................          (101,767)                0
      Investor Class ......................................................................        (1,091,354)                0
                                                                                                 ------------      ------------
Total distributions to shareholders .......................................................        (2,941,708)       (3,493,775)
                                                                                                 ------------      ------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ....................................................         2,145,262         7,484,787
   Reinvestment of distributions - Class A ................................................           147,952           128,558
   Cost of shares redeemed - Class A ......................................................          (990,147)       (2,869,513)
                                                                                                 ------------      ------------
   Net increase in net assets resulting from capital share transactions - Class A .........         1,303,067         4,743,832
                                                                                                 ------------      ------------
   Proceeds from shares sold - Class C ....................................................         3,132,153         2,885,823
   Reinvestment of distributions - Class C ................................................           170,977           162,324
   Cost of shares redeemed - Class C ......................................................          (959,919)         (700,656)
                                                                                                 ------------      ------------
   Net increase in net assets resulting from capital share transactions - Class C .........         2,343,211         2,347,491
                                                                                                 ------------      ------------
   Proceeds from shares sold - Investor Class .............................................        20,377,988        26,181,698
   Reinvestment of distributions - Investor Class .........................................         2,089,124         2,588,795
   Cost of shares redeemed - Investor Class ...............................................       (12,467,661)      (25,308,090)
                                                                                                 ------------      ------------
   Net increase in net assets resulting from capital share transactions - Investor
      Class ...............................................................................         9,999,451         3,462,403
                                                                                                 ------------      ------------
Net increase in net assets resulting from capital share transactions - Total ..............        13,645,729        10,553,726
                                                                                                 ------------      ------------
NET INCREASE IN NET ASSETS ................................................................        14,922,236        11,115,578
                                                                                                 ============      ============
ENDING NET ASSETS .........................................................................      $119,621,980      $104,699,744
                                                                                                 ============      ============
Ending balance of undistributed net investment income .....................................      $     (5,757)     $    (12,019)
                                                                                                 ------------      ------------

The accompanying notes are an integral part of these financial statements.

                Wells Fargo Advantage Municipal Income Funds 111


Statements of Changes in Net Assets

                                                                                                   WISCONSIN TAX-FREE FUND
                                                                                              ---------------------------------
                                                                                                   For the
                                                                                               Six Months Ended      For the
                                                                                              December 31, 2009     Year Ended
                                                                                                 (Unaudited)      June 30, 2009
                                                                                              -----------------   -------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ..................................................................          201,651          724,128
   Shares issued in reinvestment of distributions - Class A ...............................           13,940           12,538
   Shares redeemed - Class A ..............................................................          (92,965)        (278,648)
                                                                                                  ----------       ----------
   Net increase in shares outstanding - Class A ...........................................          122,626          458,018
                                                                                                  ----------       ----------
   Shares sold - Class C ..................................................................          295,311          280,287
   Shares issued in reinvestment of distributions - Class C ...............................           16,114           15,840
   Shares redeemed - Class C ..............................................................          (90,262)         (68,479)
                                                                                                  ----------       ----------
   Net increase in shares outstanding - Class C ...........................................          221,163          227,648
                                                                                                  ----------       ----------
   Shares sold - Investor Class ...........................................................        1,918,857        2,558,453
   Shares issued in reinvestment of distributions - Investor Class ........................          196,830          252,680
   Shares redeemed - Investor Class .......................................................       (1,172,720)      (2,484,683)
                                                                                                  ----------       ----------
   Net increase in shares outstanding - Administrator Class ...............................          942,967          326,450
                                                                                                  ----------       ----------
NET INCREASE IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..............        1,286,756        1,012,116
                                                                                                  ==========       ==========

                112 Wells Fargo Advantage Municipal Income Funds


                                                            Financial Highlights

                                                   Beginning                    Net Realized    Distributions
                                                   Net Asset        Net        and Unrealized      from Net
                                                   Value Per     Investment      Gain (Loss)      Investment
                                                     Share     Income (Loss)   on Investments       Income
                                                   ---------   -------------   --------------   -------------
INTERMEDIATE TAX/AMT-FREE FUND
Class A
July 1, 2009 to December 31, 2009 (Unaudited) ..     $10.21         0.19            0.49            (0.19)
July 1, 2008 to June 30, 2009 ..................     $10.53         0.44           (0.31)           (0.44)
August 1, 2007(4) to June 30, 2008 .............     $10.65         0.40           (0.10)           (0.40)
Class C
July 1, 2009 to December 31, 2009 (Unaudited) ..     $10.21         0.15            0.49            (0.15)
July 1, 2008 to June 30, 2009 ..................     $10.53         0.36           (0.31)           (0.36)
August 1, 2007(4) to June 30, 2008 .............     $10.65         0.33           (0.10)           (0.33)
Administrator Class
July 1, 2009 to December 31, 2009 (Unaudited) ..     $10.21         0.20            0.50            (0.20)
July 1, 2008 to June 30, 2009 ..................     $10.53         0.45           (0.31)           (0.45)
March 31, 2008(4) to June 30, 2008 .............     $10.56         0.11           (0.03)           (0.11)
Institutional Class
July 1, 2009 to December 31, 2009 (Unaudited) ..     $10.22         0.21            0.49            (0.21)
July 1, 2008 to June 30, 2009 ..................     $10.53         0.47           (0.30)           (0.47)
March 31, 2008(4) to June 30, 2008 .............     $10.56         0.12           (0.02)           (0.12)
Investor Class
July 1, 2009 to December 31, 2009 (Unaudited) ..     $10.20         0.19            0.50            (0.19)
July 1, 2008 to June 30, 2009 ..................     $10.53         0.43           (0.32)           (0.43)
July 1, 2007 to June 30, 2008 ..................     $10.60         0.44           (0.05)           (0.44)
July 1, 2006 to June 30, 2007 ..................     $10.55         0.39            0.07            (0.39)
July 1, 2005 to June 30, 2006 ..................     $10.81         0.37           (0.24)           (0.37)
November 1, 2004 to June 30, 2005(3) ...........     $11.02         0.24            0.03            (0.24)
November 1, 2003 to October 31, 2004 ...........     $10.78         0.39            0.29            (0.39)
MUNICIPAL BOND FUND
Class A
July 1, 2009 to December 31, 2009 (Unaudited) ..     $ 8.74         0.21            0.68            (0.21)
July 1, 2008 to June 30, 2009 ..................     $ 9.21         0.45           (0.47)           (0.45)
July 1, 2007 to June 30, 2008 ..................     $ 9.50         0.42           (0.29)           (0.42)
July 1, 2006 to June 30, 2007 ..................     $ 9.41         0.40            0.11            (0.40)
July 1, 2005 to June 30, 2006 ..................     $ 9.60         0.40           (0.19)           (0.40)
April 11, 2005(4) to June 30, 2005 .............     $ 9.43         0.09            0.17            (0.09)
Class B
July 1, 2009 to December 31, 2009 (Unaudited) ..     $ 8.72         0.18            0.70            (0.18)
July 1, 2008 to June 30, 2009 ..................     $ 9.21         0.38           (0.49)           (0.38)
July 1, 2007 to June 30, 2008 ..................     $ 9.50         0.35           (0.29)           (0.35)
July 1, 2006 to June 30, 2007 ..................     $ 9.41         0.32            0.11            (0.32)
July 1, 2005 to June 30, 2006 ..................     $ 9.60         0.33           (0.19)           (0.33)
April 11, 20054 to June 30, 2005 ...............     $ 9.43         0.08            0.17            (0.08)
Class C
July 1, 2009 to December 31, 2009 (Unaudited) ..     $ 8.74         0.18            0.68            (0.18)
July 1, 2008 to June 30, 2009 ..................     $ 9.21         0.38           (0.47)           (0.38)
July 1, 2007 to June 30, 2008 ..................     $ 9.50         0.35           (0.29)           (0.35)
July 1, 2006 to June 30, 2007 ..................     $ 9.41         0.32            0.11            (0.32)
July 1, 2005 to June 30, 2006 ..................     $ 9.60         0.33           (0.19)           (0.33)
April 11, 2005(4) to June 30, 2005 .............     $ 9.43         0.08            0.17            (0.08)

----------
(1.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(2.) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

(3.) In 2005, the Fund changed its fiscal year-end from October 31 to June 30.

(4.) Commencement of class operations.

(5.) Amount is less than $0.005.

(6.) On June 20, 2008 Advisor Class was renamed to Class A.

The accompanying notes are an integral part of these financial statements.

                Wells Fargo Advantage Municipal Income Funds 113


Financial Highlights

                                   Ratio to Average
                                Net Assets (Annualized)
                            ------------------------------
Distributions     Ending        Net
   from Net     Net Asset   Investment                                     Portfolio    Net Assets at
   Realized     Value Per     Income       Gross       Net       Total      Turnover    End of Period
    Gains         Share       (Loss)     Expenses   Expenses   Return(1)    Rate(2)    (000's omitted)
-------------   ---------   ----------   --------   --------   ---------   ---------   ---------------


        0.00      $10.70       3.73%       0.87%      0.70%       6.73%        39%         $143,598
       (0.01)     $10.21       4.27%       0.90%      0.70%       1.33%        92%         $124,317
       (0.02)     $10.53       4.13%       0.96%      0.70%       2.86%        98%         $ 30,506

        0.00      $10.70       2.89%       1.62%      1.45%       6.33%        39%         $ 17,338
       (0.01)     $10.21       3.51%       1.63%      1.45%       0.56%        92%         $  9,603
       (0.02)     $10.53       3.31%       1.74%      1.45%       2.14%        98%         $  3,329

        0.00      $10.71       3.70%       0.79%      0.60%       6.89%        39%         $ 97,893
       (0.01)     $10.21       4.40%       0.78%      0.60%       1.43%        92%         $ 13,486
        0.00      $10.53       4.31%       0.85%      0.60%       0.80%        98%         $ 10,834

        0.00      $10.71       3.98%       0.53%      0.42%       6.88%        39%         $ 15,605
       (0.01)     $10.22       4.48%       0.56%      0.42%       1.62%        92%         $  6,347
        0.00      $10.54       4.46%       0.58%      0.44%       0.87%        98%         $     10

        0.00      $10.70       3.68%       0.92%      0.75%       6.81%        39%         $470,398
       (0.01)     $10.20       4.24%       0.95%      0.75%       1.18%        92%         $386,977
       (0.02)     $10.53       4.07%       1.16%      0.75%       3.67%        98%         $460,702
       (0.02)     $10.60       3.66%       1.23%      0.75%       4.41%        78%         $313,361
       (0.02)     $10.55       3.53%       1.32%      0.75%       1.22%       102%         $ 90,623
       (0.24)     $10.81       3.32%       1.21%      0.59%       2.56%        57%         $ 71,870
       (0.05)     $11.02       3.60%       1.15%      0.49%       6.44%        95%         $ 41,936


       (0.07)     $ 9.35       4.71%       0.86%      0.75%      10.02%        64%         $302,350
        0.00      $ 8.74       5.19%       0.89%      0.75%      (0.04)%      152%         $220,711
        0.00      $ 9.21       4.44%       1.04%      0.82%       1.38%       144%         $115,830
       (0.02)     $ 9.50       4.11%       1.07%      0.85%       5.38%       107%         $127,411
        0.00      $ 9.41       4.20%       1.08%      0.85%       2.20%       136%         $134,850
        0.00      $ 9.60       4.48%       1.08%      0.85%       2.82%        68%         $141,868

       (0.07)     $ 9.35       4.02%       1.62%      1.50%       9.61%        64%         $  4,837
        0.00      $ 8.72       4.40%       1.64%      1.50%      (1.01)%      152%         $  6,436
        0.00      $ 9.21       3.67%       1.79%      1.57%       0.62%       144%         $  6,070
       (0.02)     $ 9.50       3.36%       1.82%      1.60%       4.59%       107%         $  8,642
        0.00      $ 9.41       3.44%       1.83%      1.61%       1.43%       136%         $ 12,366
        0.00      $ 9.60       3.74%       1.83%      1.60%       2.65%        68%         $ 22,680

       (0.07)     $ 9.35       3.89%       1.62%      1.50%       9.61%        64%         $ 21,051
        0.00      $ 8.74       4.44%       1.63%      1.50%      (0.79)%      152%         $ 12,509
        0.00      $ 9.21       3.67%       1.77%      1.57%       0.62%       144%         $  2,384
       (0.02)     $ 9.50       3.36%       1.82%      1.60%       4.59%       107%         $  2,146
        0.00      $ 9.41       3.45%       1.84%      1.61%       1.43%       136%         $  1,953
        0.00      $ 9.60       3.73%       1.83%      1.60%       2.65%        68%         $  1,966

                114 Wells Fargo Advantage Municipal Income Funds


                                                            Financial Highlights

                                                   Beginning                    Net Realized    Distributions
                                                   Net Asset        Net        and Unrealized      from Net
                                                   Value Per     Investment      Gain (Loss)      Investment
                                                     Share     Income (Loss)   on Investments       Income
                                                   ---------   -------------   --------------   -------------
MUNICIPAL BOND FUND (continued)
Administrator Class
July 1, 2009 to December 31, 2009 (Unaudited) ..     $8.73          0.22             0.69           (0.22)
July 1, 2008 to June 30, 2009 ..................     $9.21          0.46            (0.48)          (0.46)
July 1, 2007 to June 30, 2008 ..................     $9.50          0.44            (0.29)          (0.44)
July 1, 2006 to June 30, 2007 ..................     $9.41          0.43             0.11           (0.43)
July 1, 2005 to June 30, 2006 ..................     $9.60          0.43            (0.19)          (0.43)
April 11, 2005(4) to June 30, 2005 ...............     $9.43          0.10             0.17           (0.10)
Institutional Class
July 1, 2009 to December 31, 2009 (Unaudited) ..     $8.73          0.23             0.68           (0.23)
July 1, 2008 to June 30, 2009 ..................     $9.21          0.47            (0.48)          (0.47)
March 31, 2008(4) to June 30, 2008 ...............     $9.19          0.11             0.02           (0.11)
Investor Class
July 1, 2009 to December 31, 2009 (Unaudited) ..     $8.74          0.21             0.68           (0.21)
July 1, 2008 to June 30, 2009 ..................     $9.21          0.44            (0.47)          (0.44)
July 1, 2007 to June 30, 2008 ..................     $9.50          0.42            (0.29)          (0.42)
July 1, 2006 to June 30, 2007 ..................     $9.41          0.40             0.11           (0.40)
July 1, 2005 to June 30, 2006 ..................     $9.60          0.40            (0.19)          (0.40)
November 1, 2004 to June 30, 2005(3) ...........     $9.47          0.27             0.13           (0.27)
November 1, 2003 to October 31, 2004 ...........     $8.89          0.42             0.58           (0.42)
SHORT-TERM MUNICIPAL BOND FUND
Class A
July 18, 20085 to June 31, 2009 (Unaudited) ....     $9.64          0.15             0.22           (0.15)
July 18, 20084 to June 30, 2009 ................     $9.70          0.38            (0.06)          (0.38)
Class C
July 1, 2009 to December 31, 2009 (Unaudited) ..     $9.64          0.11             0.22           (0.11)
July 1, 2008 to June 30, 2009 ..................     $9.66          0.32            (0.02)          (0.32)
July 1, 2007 to June 30, 2008 ..................     $9.73          0.31            (0.07)          (0.31)
July 1, 2006 to June 30, 2007 ..................     $9.73          0.28             0.00           (0.28)
July 1, 2005 to June 30, 2006 ..................     $9.82          0.24            (0.09)          (0.24)
November 1, 2004 to June 30, 2005(3) ...........     $9.84          0.13            (0.02)          (0.13)
November 1, 2003 to October 31, 2004 ...........     $9.83          0.19             0.01           (0.19)
Institutional Class
July 1, 2009 to December 31, 2009 (Unaudited) ..     $9.66          0.16             0.22           (0.16)
July 1, 2008 to June 30, 2009 ..................     $9.68          0.41            (0.02)          (0.41)
March 31, 2008(4) to June 30, 2008 .............     $9.72          0.10            (0.04)          (0.10)
Investor Class
July 1, 2009 to December 31, 2009 (Unaudited) ..     $9.65          0.15             0.22           (0.15)
July 1, 2008 to June 30, 2009 ..................     $9.67          0.39            (0.02)          (0.39)
July 1, 2007 to June 30, 2008 ..................     $9.74          0.40            (0.07)          (0.40)
July 1, 2006 to June 30, 2007 ..................     $9.74          0.36             0.00           (0.36)
July 1, 2005 to June 30, 2006 ..................     $9.83          0.33            (0.09)          (0.33)
November 1, 2004 to June 30, 2005(3) ...........     $9.85          0.20            (0.02)          (0.20)
November 1, 2003 to October 31, 2004 ...........     $9.83          0.31             0.02           (0.31)
ULTRA SHORT-TERM MUNICIPAL INCOME FUND
Class A
July 1, 2009 to December 31, 2009 (Unaudited) ..     $4.78          0.05             0.03           (0.05)
July 1, 2008 to June 30, 2009 ..................     $4.75          0.20             0.03           (0.20)
July 1, 2007(4) to June 30, 2008(6) ............     $4.76          0.20            (0.01)          (0.20)
July 1, 2006 to June 30, 2007 ..................     $4.76          0.17             0.00           (0.17)
July 1, 2005 to June 30, 2006 ..................     $4.77          0.14            (0.01)          (0.14)
November 1, 2004 to June 30, 2005(3) ...........     $4.83          0.07            (0.06)          (0.07)
November 1, 2003 to October 31, 2004(6) ........     $4.87          0.08            (0.04)          (0.08)
Class C
July 1, 2009 to December 31, 2009 (Unaudited) ..     $4.78          0.03             0.03           (0.03)
July 1, 2008 to June 30, 2009 ..................     $4.76          0.16             0.02           (0.16)
March 31, 2008(4) to June 30, 2008 .............     $4.75          0.04             0.01           (0.04)

The accompanying notes are an integral part of these financial statements.

                Wells Fargo Advantage Municipal Income Funds 115


Financial Highlights

                                   Ratio to Average
                                Net Assets (Annualized)
                            ------------------------------
Distributions     Ending        Net
   from Net     Net Asset   Investment                                     Portfolio    Net Assets at
   Realized     Value Per     Income       Gross       Net       Total      Turnover    End of Period
    Gains         Share       (Loss)     Expenses   Expenses   Return(1)    Rate(2)    (000's omitted)
-------------   ---------   ----------   --------   --------   ---------   ---------   ---------------


    (0.07)        $9.35        4.89%       0.79%      0.60%      10.11%       64%        $  184,800
     0.00         $8.73        5.34%       0.81%      0.60%       0.00%      152%        $  157,287
     0.00         $9.21        4.71%       0.87%      0.56%       1.65%      144%        $   26,793
    (0.02)        $9.50        4.48%       0.89%      0.48%       5.77%      107%        $   15,926
     0.00         $9.41        4.57%       0.90%      0.48%       2.57%      136%        $   16,136
     0.00         $9.60        4.87%       0.90%      0.46%       2.90%       68%        $   17,821

    (0.07)        $9.34        4.72%       0.52%      0.49%      10.20%       64%        $      629
     0.00         $8.73        5.50%       0.51%      0.42%       0.17%      152%        $       10
     0.00         $9.21        5.02%       0.56%      0.44%       1.45%      144%        $       10

    (0.07)        $9.35        4.69%       0.92%      0.80%      10.00%       64%        $  291,823
     0.00         $8.74        5.12%       0.94%      0.80%      (0.09)%     152%        $  249,015
     0.00         $9.21        4.46%       1.16%      0.80%       1.41%      144%        $  248,426
    (0.02)        $9.50        4.16%       1.24%      0.80%       5.43%      107%        $  248,692
     0.00         $9.41        4.25%       1.25%      0.80%       2.25%      136%        $  200,297
     0.00         $9.60        4.32%       0.98%      0.80%       4.31%       68%        $  201,608
     0.00         $9.47        4.72%       0.84%      0.81%      11.52%      100%        $  185,717


     0.00         $9.86        2.98%       0.82%      0.60%       3.89%       48%        $  557,893
     0.00         $9.64        4.14%       0.87%      0.60%       3.39%      101%        $  135,320

     0.00         $9.86        2.15%       1.57%      1.35%       3.48%       48%        $  110,209
     0.00         $9.64        3.36%       1.61%      1.36%       3.25%      101%        $   21,599
     0.00         $9.66        3.15%       1.71%      1.55%       2.50%       94%        $    5,656
     0.00         $9.73        2.81%       1.73%      1.55%       2.85%      126%        $    2,847
     0.00         $9.73        2.46%       1.74%      1.58%       1.57%      129%        $    4,965
     0.00(5)      $9.82        1.98%       1.78%      1.73%       1.16%       75%        $    8,228
     0.00         $9.84        1.96%       1.82%      1.79%       2.08%       69%        $    6,982

     0.00         $9.88        3.10%       0.47%      0.40%       3.99%       48%        $  203,023
     0.00         $9.66        4.15%       0.55%      0.40%       4.21%      101%        $    6,123
     0.00         $9.68        4.35%       0.54%      0.41%       0.66%       94%        $       10

     0.00         $9.87        3.05%       0.88%      0.66%       3.85%       48%        $1,658,835
     0.00         $9.65        4.10%       0.92%      0.66%       3.98%      101%        $1,019,054
     0.00         $9.67        4.06%       1.10%      0.66%       3.43%       94%        $  796,199
     0.00         $9.74        3.70%       1.15%      0.66%       3.76%      126%        $  674,631
     0.00         $9.74        3.40%       1.15%      0.66%       2.49%      129%        $  637,443
     0.00(5)      $9.83        3.07%       0.87%      0.66%       1.87%       75%        $  657,403
     0.00         $9.85        3.12%       0.69%      0.66%       3.37%       69%        $  484,450


     0.00         $4.81        1.80%       0.79%      0.67%       1.58%       64%        $3,947,339
     0.00         $4.78        3.77%       0.84%      0.67%       5.00%      186%        $2,227,869
     0.00         $4.75        4.14%       0.99%      0.70%       4.10%      191%        $  112,660
     0.00         $4.76        3.52%       1.06%      0.72%       3.59%      123%        $    9,670
     0.00         $4.76        2.98%       1.05%      0.76%       2.81%      128%        $   13,317
     0.00         $4.77        2.23%       1.14%      1.04%       0.27%       47%        $   19,540
     0.00         $4.83        1.72%       1.17%      1.12%       0.90%       72%        $   39,623

     0.00         $4.81        1.04%       1.54%      1.42%       1.20%       64%        $  449,706
     0.00         $4.78        2.79%       1.58%      1.42%       3.95%      186%        $  255,585
     0.00         $4.76        2.93%       1.63%      1.42%       1.00%      191%        $    2,276

                116 Wells Fargo Advantage Municipal Income Funds


                                                            Financial Highlights

                                                   Beginning                    Net Realized    Distributions
                                                   Net Asset        Net        and Unrealized      from Net
                                                   Value Per     Investment      Gain (Loss)      Investment
                                                     Share     Income (Loss)   on Investments       Income
                                                   ---------   -------------   --------------   -------------
ULTRA SHORT-TERM MUNICIPAL INCOME FUND (continued)
Institutional Class
July 1, 2009 to December 31, 2009 (Unaudited) ..     $ 4.78         0.05             0.03           (0.05)
July 1, 2008 to June 30, 2009 ..................     $ 4.75         0.22             0.03           (0.22)
July 1, 2007 to June 30, 2008 ..................     $ 4.76         0.22            (0.01)          (0.22)
July 1, 2006 to June 30, 2007 ..................     $ 4.76         0.19             0.00           (0.19)
July 1, 2005 to June 30, 2006 ..................     $ 4.77         0.16            (0.01)          (0.16)
November 1, 2004 to June 30, 2005(3) ...........     $ 4.83         0.09            (0.06)          (0.09)
November 1, 2003 to October 31, 2004 ...........     $ 4.87         0.12            (0.04)          (0.12)
Investor Class
July 1, 2009 to December 31, 2009 (Unaudited) ..     $ 4.78         0.04             0.03           (0.04)
July 1, 2008 to June 30, 2009 ..................     $ 4.75         0.20             0.03           (0.20)
July 1, 2007 to June 30, 2008 ..................     $ 4.76         0.20            (0.01)          (0.20)
July 1, 2006 to June 30, 2007 ..................     $ 4.76         0.16             0.01           (0.17)
July 1, 2005 to June 30, 2006 ..................     $ 4.77         0.14            (0.01)          (0.14)
November 1, 2004 to June 30, 2005(3) ...........     $ 4.83         0.08            (0.06)          (0.08)
November 1, 2003 to October 31, 2004 ...........     $ 4.87         0.10            (0.04)          (0.10)
WISCONSIN TAX-FREE FUND
Class A
July 1, 2009 to December 31, 2009 (Unaudited) ..     $10.43         0.16             0.24           (0.16)
July 1, 2008 to June 30, 2009 ..................     $10.37         0.38             0.06           (0.38)
March 31, 2008(4) to June 30, 2008 .............     $10.44         0.09            (0.07)          (0.09)
Class C
July 1, 2009 to December 31, 2009 (Unaudited) ..     $10.43         0.11             0.24           (0.11)
July 1, 2008 to June 30, 2009 ..................     $10.37         0.30             0.06           (0.30)
July 1, 2007 to June 30, 2008 ..................     $10.44         0.30            (0.05)          (0.30)
July 1, 2006 to June 30, 2007 ..................     $10.38         0.30             0.11           (0.30)
July 1, 2005 to June 30, 2006 ..................     $10.70         0.30            (0.29)          (0.30)
November 1, 2004 to June 30, 2005(3) ...........     $10.80         0.21             0.06           (0.21)
November 1, 2003 to October 31, 2004 ...........     $10.69         0.32             0.16           (0.32)
Investor Class
July 1, 2009 to December 31, 2009 (Unaudited) ..     $10.43         0.15             0.24           (0.15)
July 1, 2008 to June 30, 2009 ..................     $10.37         0.37             0.06           (0.37)
July 1, 2007 to June 30, 2008 ..................     $10.44         0.38            (0.05)          (0.38)
July 1, 2006 to June 30, 2007 ..................     $10.38         0.38             0.11           (0.38)
July 1, 2005 to June 30, 2006 ..................     $10.70         0.38            (0.29)          (0.38)
November 1, 2004 to June 30, 2005(3) ...........     $10.80         0.28             0.06           (0.28)
November 1, 2003 to October 31, 2004 ...........     $10.69         0.44             0.16           (0.44)

The accompanying notes are an integral part of these financial statements.

               Wells Fargo Advantage Municipal Income Funds   117


Financial Highlights

                                   Ratio to Average
                                Net Assets (Annualized)
                            ------------------------------
Distributions     Ending        Net
   from Net     Net Asset   Investment                                     Portfolio    Net Assets at
   Realized     Value Per     Income       Gross       Net       Total      Turnover    End of Period
    Gains         Share       (Loss)     Expenses   Expenses   Return(1)    Rate(2)    (000's omitted)
-------------   ---------   ----------   --------   --------   ---------   ---------   ---------------


     0.00         $ 4.81       2.08%       0.44%      0.37%       1.74%        64%        $1,458,418
     0.00         $ 4.78       4.28%       0.50%      0.37%       5.32%       186%        $  542,964
     0.00         $ 4.75       4.57%       0.61%      0.37%       4.47%       191%        $   95,113
     0.00         $ 4.76       3.87%       0.61%      0.37%       3.95%       123%        $   80,326
     0.00         $ 4.76       3.37%       0.59%      0.37%       3.20%       128%        $   91,622
     0.00         $ 4.77       2.86%       0.47%      0.41%       0.67%        47%        $  144,860
     0.00         $ 4.83       2.45%       0.40%      0.38%       1.65%        72%        $  289,641

     0.00         $ 4.81       1.82%       0.83%      0.72%       1.56%        64%        $1,663,939
     0.00         $ 4.78       4.13%       0.90%      0.72%       4.96%       186%        $1,334,323
     0.00         $ 4.75       4.20%       1.16%      0.72%       4.10%       191%        $  746,639
     0.00         $ 4.76       3.52%       1.23%      0.72%       3.59%       123%        $  340,682
     0.00         $ 4.76       3.02%       1.22%      0.72%       2.84%       128%        $  419,465
     0.00         $ 4.77       2.53%       0.90%      0.76%       0.44%        47%        $  556,121
     0.00         $ 4.83       2.11%       0.75%      0.73%       1.30%        72%        $  881,337


    (0.11)        $10.56       2.99%       0.93%      0.70%       3.83%        36%        $    6,471
     0.00         $10.43       3.71%       0.97%      0.68%       4.38%       126%        $    5,110
     0.00         $10.37       3.34%       0.99%      0.70%       0.21%       102%        $      331

    (0.11)        $10.56       2.19%       1.69%      1.49%       3.42%        36%        $    9,960
     0.00         $10.43       2.89%       1.73%      1.49%       3.54%       126%        $    7,528
    (0.02)        $10.37       2.82%       1.82%      1.49%       2.40%       102%        $    5,123
    (0.05)        $10.44       2.87%       1.88%      1.49%       3.99%        51%        $    3,730
    (0.03)        $10.38       2.86%       2.00%      1.50%       0.07%       111%        $    3,346
    (0.16)        $10.70       2.97%       2.07%      1.49%       2.60%        24%        $    2,583
    (0.05)        $10.80       3.00%       2.10%      1.50%       4.54%        17%        $    2,380

    (0.11)        $10.56       2.97%       0.99%      0.75%       3.81%        36%        $  103,191
     0.00         $10.43       3.64%       1.05%      0.75%       4.31%       126%        $   92,061
    (0.02)        $10.37       3.57%       1.22%      0.75%       2.95%       102%        $   88,130
    (0.05)        $10.44       3.61%       1.30%      0.75%       4.77%        51%        $   68,745
    (0.03)        $10.38       3.62%       1.41%      0.75%       0.82%       111%        $   58,974
    (0.16)        $10.70       3.96%       1.22%      0.51%       3.26%        24%        $   53,648
    (0.05)        $10.80       4.09%       1.17%      0.40%       5.69%        17%        $   48,109

                118 Wells Fargo Advantage Municipal Income Funds


                                                   Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the following funds: Wells Fargo Advantage Intermediate Tax/AMT-Free Fund (Intermediate Tax/AMT-Free Fund"), Wells Fargo Advantage Municipal Bond Fund ("Municipal Bond Fund"), Wells Fargo Advantage Short-Term Municipal Income Fund ("Short-Term Municipal Income Fund"), Wells Fargo Advantage Ultra Short-Term Municipal Income Fund ("Ultra Short-Term Municipal Income Fund"), and Wells Fargo Advantage Wisconsin
Tax-Free Fund ("Wisconsin Tax-Free Fund") (each, a "Fund", collectively, the "Funds"). Each Fund is a diversified series of the Trust, a Delaware statutory trust organized on November 8, 1999.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through February 26, 2010 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using the methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities of sufficient credit quality with original maturities of 60 days or less, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

WHEN-ISSUED TRANSACTIONS

Each Fund may purchase securities on a forward commitment or 'when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

FUTURES CONTRACTS

Certain Funds may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

                Wells Fargo Advantage Municipal Income Funds 119


Notes to Financial Statements

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

MUNICIPAL MARKET DATA RATE LOCKS

The Funds may be subject to interest rate risk in the normal course of pursuing its investment objectives. A Fund may purchase and sell Municipal Market Data Rate Locks ("MMD Rate Locks"). A Fund will ordinarily use these transactions as a hedge or for duration or risk management although it is permitted to enter into them to enhance income or gain or to increase the Fund's yield, for example, during periods of steep interest rate yield curves (i.e., wide differences between short term and long term interest rates). An MMD Rate Lock permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. An MMD Rate Lock is a contract between a Fund and an MMD Rate Lock provider pursuant to which the parties agree to make payments to each other on a notional amount, contingent upon whether the Municipal Market Data AAA General Obligation Scale is above or below a specified level on the expiration date of the contract. For example, if a Fund buys an MMD Rate Lock and the Municipal Market Data AAA General Obligation Scale is below the specified level on the expiration date, the counterparty to the contract will make a payment to a Fund equal to the specified level minus the actual level, multiplied by the notional amount of the contract. If the Municipal Market Data AAA General Obligation Scale is above the specified level on the expiration date, a Fund will make a payment to the counterparty equal to the actual level minus the specified level, multiplied by the notional amount of the contract. In connection with investments in MMD Rate Locks, there is a risk that municipal yields will move in the opposite direction than anticipated by a Fund, which would cause the Fund to make payments to its counterparty in the transaction that could adversely affect the Fund's performance. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying index. The Fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund's exposure to the counterparty.

CREDIT DEFAULT SWAPS

Certain Funds may be subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name's weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund's exposure to the counterparty.

                120 Wells Fargo Advantage Municipal Income Funds


                                                   Notes to Financial Statements

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

FEDERAL AND OTHER TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

At June 30, 2009, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were as follows:

                                                                               Expiration
                                         ---------------------------------------------------------------------------------------
                                             2010         2011         2013          2014         2015        2016       2017
                                         -----------   ----------   ----------   -----------   ----------   -------   ----------
INTERMEDIATE TAX/AMT-FREE FUND           $         0   $        0   $        0   $         0   $        0   $     0   $3,583,534
SHORT-TERM MUNICIPAL BOND FUND             1,445,980            0    3,449,790       990,974       66,802    52,282    4,186,772
ULTRA SHORT-TERM MUNICIPAL INCOME FUND    31,152,609    2,733,995            0    25,349,055    2,105,019         0            0

                Wells Fargo Advantage Municipal Income Funds 121


Notes to Financial Statements

At June 30, 2009, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year were:

                                            Deferred
                                         Post-October
                                         Capital Loss
                                         ------------
INTERMEDIATE TAX/AMT-FREE FUND            $5,466,499
MUNICIPAL BOND FUND                        9,099,464
SHORT-TERM MUNICIPAL BOND FUND               868,625
ULTRA SHORT-TERM MUNICIPAL INCOME FUND     2,189,862
WISCONSIN TAX-FREE FUND                    1,330,324

CLASS ALLOCATIONS

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Funds' investments in securities:

                                                                 Significant Other       Significant
                                                  Quoted Price   Observable Inputs   Unobservable Inputs   Total Fair Value
INVESTMENTS IN SECURITIES                           (Level 1)        (Level 2)            (Level 3)        as of 12/31/2009
-------------------------                         ------------   -----------------   -------------------   ----------------
INTERMEDIATE TAX/AMT-FREE FUND
   Debt securities issued by states in the U.S.
      and its political subdivisions               $         0      $727,452,963         $ 7,531,059         $734,984,022
   Short-term investments                           10,403,145                 0                   0           10,403,145
                                                   -----------      ------------         -----------         ------------
                                                   $10,403,145      $727,452,963         $ 7,531,059         $745,387,167
                                                   -----------      ------------         -----------         ------------
MUNICIPAL BOND FUND
   Debt securities issued by U.S. Treasury
      and U.S. government agencies                 $         0      $    199,971         $         0         $    199,971
   Debt securities issued by states in the U.S.
      and its political subdivisions               $         0      $745,513,705         $34,931,219         $780,444,924
   Short-term investments                            7,799,564                 0                   0            7,799,564
                                                   -----------      ------------         -----------         ------------
                                                   $ 7,799,564      $745,713,676         $34,931,219         $788,444,459

                122 Wells Fargo Advantage Municipal Income Funds


                                                   Notes to Financial Statements

                                                                 Significant Other       Significant
                                                  Quoted Price   Observable Inputs   Unobservable Inputs   Total Fair Value
INVESTMENTS IN SECURITIES                           (Level 1)        (Level 2)            (Level 3)        as of 12/31/2009
-------------------------                         ------------   -----------------   -------------------   ----------------
SHORT-TERM MUNICIPAL BOND FUND
   Debt securities issued by states in the U.S.
      and its political subdivisions              $          0     $2,415,573,164        $ 53,978,494       $2,469,551,658
   Short-term investments                          120,250,311                  0                   0          120,250,311
                                                  ------------     --------------        ------------       --------------
                                                  $120,250,311     $2,415,573,164        $ 53,978,494       $2,589,801,969
                                                  ------------     --------------        ------------       --------------
ULTRA SHORT-TERM MUNICIPAL INCOME FUND
   Debt securities issued by states in the U.S.
      and its political subdivisions              $          0     $7,306,199,916        $187,140,963       $7,493,340,879
   Short-term investments                           20,772,132                  0                   0           20,772,132
                                                  ------------     --------------        ------------       --------------
                                                  $ 20,772,132     $7,306,199,916        $187,140,963       $7,514,113,011
                                                  ------------     --------------        ------------       --------------
WISCONSIN TAX-FREE FUND
   Debt securities issued by states in the U.S.
      and its political subdivisions              $          0     $  116,305,117        $  2,845,000       $  119,150,117

Further details on the major security types listed above for each fund can be found in the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                               Intermediate                      Short-Term     Ultra Short-Term
                                               Tax/AMT-Free   Municipal Bond   Municipal Bond   Municipal Income     Wisconsin
                                                   Fund            Fund             Fund              Fund         Tax-Free Fund
                                               ------------   --------------   --------------   ----------------   -------------
DEBT SECURITIES ISSUED BY STATES IN THE U.S.
   AND ITS POLITICAL SUBDIVISIONS
Balance as of 06/30/2009                        $1,521,500      $ 1,878,500      $ 3,400,000      $ 23,174,000       $1,870,000
   Accrued discounts (premiums)                     28,166          106,775           95,388           342,552           29,958
   Realized gain (loss)                                  0                0           10,191           111,691                0
   Change in unrealized appreciation
      (depreciation)                                71,853           15,225          288,633          (314,302)         (29,958)
   Net purchases (sales)                         5,909,540       31,290,500       34,471,348        48,170,548          975,000
   Net transfer in (out) of Level 3                      0        1,640,219       15,712,934       115,656,474                0
                                                ----------      -----------      -----------      ------------       ----------
BALANCE AS OF 12/31/2009                        $7,531,059      $34,931,219      $53,978,494      $187,140,963       $2,845,000
                                                ----------      -----------      -----------      ------------       ----------
Change in unrealized appreciation
   (depreciation) relating to securities
   held at the end of reporting period          $   71,853      $    15,225      $   288,633      $ (1,601,662)      $  (29,958)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

                Wells Fargo Advantage Municipal Income Funds 123


Notes to Financial Statements

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser at the following annual rates:

                        Advisory Fees
  Average Daily        (% of Average
   Net Assets        Daily Net Assets)
  -------------      -----------------
First $550 million          0.350
Next $500 million           0.325
Next $2 billion             0.300
Next $2 billion             0.275
Over $5 billion             0.250

Wells Capital Management Incorporated, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to the Funds.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund the following annual fees:

                                                Administration Fees
                              Average Daily       (% of Average
                               Net Assets        Daily Net Assets)
                            ----------------   --------------------
Fund level                  First $5 billion           0.05
                             Next $5 billion           0.04
                            Over $10 billion           0.03
Class A, Class B, Class C                              0.18
Administration Class                                   0.10
Institutional Class                                    0.08
Investor Class                                         0.23

Funds Management has contractually waived and/or reimbursed advisory and administration fees during the year ended December 31, 2009, to the extent necessary to maintain certain net operating expense ratios for the Funds. Expenses were waived and/or reimbursed by Funds Management proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable.

CUSTODY AND FUND ACCOUNTING FEES

The Funds have entered into a contract with State Street Bank and Trust Company ("State Street"), whereby State Street is responsible for providing custody services and fund accounting services to the Funds (the "Custody and Fund Accounting Agreement.") Pursuant to the Custody and Fund Accounting Agreement, State Street is entitled to an annual asset-based fee for domestic and global custody services for the Funds. Also pursuant to the Custody and Fund Accounting Agreement, State Street is entitled to receive annual asset-based fees for providing fund accounting services to the Funds.

Prior to August 17, 2009, Wells Fargo Bank, N.A. was responsible for providing custody services to the Funds and was entitled to a monthly fee for custody services at an annual rate of 0.02% of the average daily net assets of each Fund. PNC Global Investment Servicing ("PNC") served as fund accountant for the Trust prior to August 17, 2009 and received an annual asset-based fee and an annual fixed fee from each Fund. PNC was also reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

                124 Wells Fargo Advantage Municipal Income Funds


                                                   Notes to Financial Statements

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of each class.

For the six months ended December 31, 2009, Wells Fargo Funds Distributor, LLC received the following amounts in front end sales changes and contingent deferred sales charges.

                                         Front-end Sales Charges   Contingent Defferred Sales Charges
                                                 Class A                Class B           Class C
                                         -----------------------   ----------------   ---------------
INTERMEDIATE TAX/AMT-FREE FUND                 $ 11,522,741               NA             $  1,824
MUNICIPAL BOND FUND                              16,752,346            1,099                  712
SHORT-TERM MUNICIPAL BOND FUND                  114,518,707               NA               14,124
ULTRA SHORT-TERM MUNICIPAL INCOME FUND          145,796,867               NA              145,073
WISCONSIN TAX-FREE FUND                           1,672,450               NA                  617

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo & Company.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the six months ended December 31, 2009, were as follows:

                                         Purchases at Cost   Sales Proceeds
                                         -----------------   --------------
INTERMEDIATE TAX/AMT-FREE FUND           $  420,030,359      $  243,774,033
MUNICIPAL BOND FUND                         539,864,157         456,206,248
SHORT-TERM MUNICIPAL BOND FUND            2,133,204,276         840,294,579
ULTRA SHORT-TERM MUNICIPAL INCOME FUND    7,411,097,430       3,857,082,469
WISCONSIN TAX-FREE FUND                      54,385,307          41,344,399

6. DERIVATIVE TRANSACTIONS

During the six months ended December 31, 2009, the Intermediate Tax/AMT-Free Fund, Municipal Bond Fund, and Short-Term Municipal Bond Fund entered into futures contracts for the purpose of adjusting exposure to various asset classes.

As of December 31, 2009, the Intermediate Tax/AMT-Free Fund, Municipal Bond Fund, and Short-Term Municipal Bond Fund did not have any open futures contracts but had average contract amounts of $2,296.333, $5,600,649 and $2,330,275, respectively in futures contracts during the six months ended December 31, 2009.

The fair value, realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the appropriate financial statements.

7. BANK BORROWINGS

The Trust and Wells Fargo Variable Trust (excluding the money market funds) are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Pursuant to the agreement entered into on September 8, 2009, interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Funds pay an annual commitment fee equal to 0.15%

                Wells Fargo Advantage Municipal Income Funds 125


Notes to Financial Statements

of the unused balance, which is allocated pro rata. Prior to September 8, 2009, the Funds participated in a $150,000,000 revolving credit agreement with the Bank of New York Mellon and paid interest at a rate equal to the Federal Funds rate plus 0.60% and an annual commitment fee equal to 0.15% of the unused balance, which was allocated on a pro rata basis. For the six months ended December 31, 2009, there were no borrowings by the Funds under the agreement.

8. CONCENTRATION OF RISK

Wisconsin Tax-Free Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

9. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

10. SUBSEQUENT EVENT

In January 2010, the Financial Accounting Standards Board ("FASB") issued an Accounting Standards Update on "IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS" which will require reporting entities to make new disclosures about the amount and reasons for significant transfers into and out of Level 1 and Level 2 fair value measurements, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair value measurements. Except for the detailed Level 3 roll forward disclosures, the disclosures are effective for annual and interim reporting periods beginning after December 15, 2009. The new disclosures about purchases, sales, issuances, and settlements in the roll forward activity for Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Management of the Fund is currently evaluating the implications of this Accounting Standards Update and any impacts on the financial statements.

                126 Wells Fargo Advantage Municipal Income Funds


                                                               Other Information

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 133 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"), except that the person occupying the office of Treasurer varies for specified Funds. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

                        Position Held and
   Name and Age         Length of Service(2)           Principal Occupations During Past Five Years        Other Directorships
------------------   -------------------------   -------------------------------------------------------   -------------------
Peter G. Gordon      Trustee, since 1998;        Co-Founder, Chairman, President and CEO of Crystal        None
67                   Chairman, since 2005        Geyser. Water Company.
                     (Lead Trustee since 2001)

Isaiah Harris, Jr.   Advisory Board              Retired. Prior thereto, President and CEO of BellSouth    CIGNA Corporation;
57                   Trustee, since 2008         Advertising and Publishing Corp from 2005 to 2007,        Deluxe Corporation
                                                 President and CEO of BellSouth Enterprises from 2004 to
                                                 2005 and President of BellSouth Consumer Services from
                                                 2000 to 2003. Currently a member of the Iowa State
                                                 University Foundation Board of Governors and a member
                                                 of the Advisory Board of Iowa State University School
                                                 of Business.

Judith M. Johnson    Trustee, since 2008         Retired. Prior thereto, Chief Executive Officer and       None
60                                               Chief Investment Officer of Minneapolis Employees
                                                 Retirement Fund from 1996 to 2008. Ms. Johnson is a
                                                 certified public accountant and a certified managerial
                                                 accountant.

David F. Larcker     Advisory Board              James Irvin Miller Professor of Accounting at the         None
59                   Trustee, since 2008         Graduate School of Business, Stanford University,
                                                 Director of Corporate Governance Research Program and
                                                 Co-Director of The Rock Center for Corporate Governance
                                                 since 2006. From 2005 to 2008, Professor of Accounting
                                                 at the Graduate School of Business, Stanford
                                                 University. Prior thereto, Ernst & Young Professor of
                                                 Accounting at The Wharton School, University of
                                                 Pennsylvania from 1985 to 2005.

                            Wells Fargo Advantage Municipal Income Funds 127


Other Information

                        Position Held and
   Name and Age         Length of Service(2)           Principal Occupations During Past Five Years        Other Directorships
------------------   -------------------------   -------------------------------------------------------   -------------------
Olivia S. Mitchell   Trustee, since 2006         Professor of Insurance and Risk Management, Wharton       None
56                                               School, University of Pennsylvania. Director of the
                                                 Boettner Center on Pensions and Retirement Research.
                                                 Research associate and board member, Penn Aging
                                                 Research Center. Research associate, National Bureau of
                                                 Economic Research.

Timothy J. Penny     Trustee, since 1996         President and CEO of Southern Minnesota Initiative        None
58                                               Foundation, a non-profit organization, since 2007 and
                                                 Senior Fellow at the Humphrey Institute Policy Forum at
                                                 the University of Minnesota since 1995. Member of the
                                                 Board of Trustees of NorthStar Education Finance, Inc.,
                                                 a non-profit organization, since 2007.


Donald C. Willeke    Trustee, since 1996         Principal of the law firm of Willeke & Daniels. General   None
69                                               Counsel of the Minneapolis Employees Retirement Fund
                                                 from 1984 to present.

OFFICERS

                        Position Held and
   Name and Age         Length of Service(2)           Principal Occupations During Past Five Years        Other Directorships
------------------   -------------------------   -------------------------------------------------------   -------------------
Karla M. Rabusch     President, since 2003       Executive Vice President of Wells Fargo Bank, N.A. and    None
50                                               President of Wells Fargo Funds Management, LLC since
                                                 2003. Senior Vice President and Chief Administrative
                                                 Officer of Wells Fargo Funds Management, LLC from 2001
                                                 to 2003.

C. David Messman     Secretary, since 2000;      Senior Vice President and Secretary of Wells Fargo        None
49                   Chief Legal Counsel,        Funds Management, LLC since 2001. Vice President and
                     since 2003                  Managing Senior Counsel of Wells Fargo Bank, N.A. since
                                                 1996.

Kasey Phillips(3)    Treasurer, since 2009       Senior Vice President of Evergreen Investment             None
38                                               Management Company, LLC since 2006 and currently the
                                                 Treasurer of the Evergreen Funds since 2005. Vice
                                                 President and Assistant Vice President of Evergreen
                                                 Investment Services, Inc. from 1999 to 2006.

David Berardi(4)     Assistant Treasurer,        Vice President of Evergreen Investment Management         None
34                   since 2009                  Company, LLC since 2008. Assistant Vice President of
                                                 Evergreen Investment Services, Inc. from 2004 to 2008.
                                                 Manager of Fund Reporting and Control for Evergreen
                                                 Investment Management Company, LLC since 2004.

Jeremy DePalma(4)    Assistant Treasurer,        Senior Vice President of Evergreen Investment             None
35                   since 2009                  Management Company, LLC since 2008. Vice President,
                                                 Evergreen Investment Services, Inc. from 2004 to 2007.
                                                 Assistant Vice President, Evergreen Investment
                                                 Services, Inc. from 2000 to 2004 and the head of the
                                                 Fund Reporting and Control Team within Fund
                                                 Administration since 2005.

Debra Ann Early      Chief Compliance Officer,   Chief Compliance Officer of Wells Fargo Funds             None
45                   since 2007                  Management, LLC since 2007. Chief Compliance Officer of
                                                 Parnassus Investments from 2005 to 2007. Chief
                                                 Financial Officer of Parnassus Investments from 2004 to
                                                 2007 and Senior Audit Manager of PricewaterhouseCoopers
                                                 LLP from 1998 to 2004. None

-----------
(1.) The Statement of Additional Information includes additional information about the Funds'Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective November 1, 2009.

(4.) Treasurer during the period from June 1, 2009 to October 31, 2009.
     Assistant Treasurer effective November 1, 2009.

                128 Wells Fargo Advantage Municipal Income Funds


                                                           List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG     --  Association of Bay Area Governments
ADR      --  American Depositary Receipt
AMBAC    --  American Municipal Bond Assurance Corporation
AMT      --  Alternative Minimum Tax
ARM      --  Adjustable Rate Mortgages
BART     --  Bay Area Rapid Transit
CDA      --  Community Development Authority
CDO      --  Collateralized Debt Obligation
CDSC     --  Contingent Deferred Sales Charge
CGIC     --  Capital Guaranty Insurance Company
CGY      --  Capital Guaranty Corporation
CIFG     --  CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP      --  Certificate of Participation
CP       --  Commercial Paper
CTF      --  Common Trust Fund
DW&P     --  Department of Water & Power
DWR      --  Department of Water Resources
ECFA     --  Educational & Cultural Facilities Authority
EDFA     --  Economic Development Finance Authority
ETET     --  Eagle Tax-Exempt Trust
ETF      --  Exchange-Traded Fund
FFCB     --  Federal Farm Credit Bank
FGIC     --  Financial Guaranty Insurance Corporation
FHA      --  Federal Housing Authority
FHAG     --  Federal Housing Agency
FHLB     --  Federal Home Loan Bank
FHLMC    --  Federal Home Loan Mortgage Corporation
FNMA     --  Federal National Mortgage Association
FSA      --  Farm Service Agency
GDR      --  Global Depositary Receipt
GNMA     --  Government National Mortgage Association
GO       --  General Obligation
HCFR     --  Healthcare Facilities Revenue
HEFA     --  Health & Educational Facilities Authority
HEFAR    --  Higher Education Facilities Authority Revenue
HFA      --  Housing Finance Authority
HFFA     --  Health Facilities Financing Authority
HUD      --  Housing & Urban Development
IDA      --  Industrial Development Authority
IDAG     --  Industrial Development Agency
IDR      --  Industrial Development Revenue
LIBOR    --  London Interbank Offered Rate
LLC      --  Limited Liability Company
LOC      --  Letter of Credit
LP       --  Limited Partnership
MBIA     --  Municipal Bond Insurance Association
MFHR     --  Multi-Family Housing Revenue
MFMR     --  Multi-Family Mortgage Revenue
MMD      --  Municipal Market Data
MTN      --  Medium Term Note
MUD      --  Municipal Utility District
NATL-RE  --  National Public Finance Guarantee Corporation
PCFA     --  Pollution Control Finance Authority
PCR      --  Pollution Control Revenue
PFA      --  Public Finance Authority
PFFA     --  Public Facilities Financing Authority
plc      --  Public Limited Company
PSFG     --  Public School Fund Guaranty
R&D      --  Research & Development
RDA      --  Redevelopment Authority
RDFA     --  Redevelopment Finance Authority
REITS    --  Real Estate Investment Trusts
SFHR     --  Single Family Housing Revenue
SFMR     --  Single Family Mortgage Revenue
SLMA     --  Student Loan Marketing Association
SPDR     --  Standard & Poor's Depositary Receipts
STIT     --  Short-Term Investment Trust
TBA      --  To Be Announced
TRAN     --  Tax Revenue Anticipation Notes
USD      --  Unified School District
XLCA     --  XL Capital Assurance

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

THIS PAGE IS INTENTIONALLY LEFT BLANK.

(GRAPHIC)

REDUCE CLUTTER.SAVE TREES.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

(WELLS FARGO ADVANTAGE FUNDS LOGO)

More Information About WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266 E-mail:
wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1- 800-222-8222 Retail
Investment Professionals: 1-888-877-9275 Institutional
Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc., and have been licensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Barclays Capital, and neither Dow Jones nor Barclays Capital makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, BARCLAYS CAPITAL OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE          (GRAPHIC)
                                                       Printed on Recycled paper

(C) 2010 Wells Fargo Funds Management, LLC. All rights reserved.   www.wellsfargo.com/advantagefunds         120046 02-10
                                                                                                       SMUNL/SAR106 12-09

ITEM 2.  CODE OF ETHICS
=======================
Not required in this filing


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not required in this filing.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
==============================================
Not required in this filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
===============================================
Not required in this filing.

ITEM 6.  SCHEDULE OF INVESTMENTS
===============================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
   CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=============================================================================
Not applicable.


ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT
         INVESTMENT COMPANY AND AFFILIATED PURCHASES
===================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
============================================================
The Governance Committee (the "Committee") of the Board of Trustees of the registrant (the "Trust") has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee's consideration.

The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the "candidate"); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and
(v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.


ITEM 11. CONTROLS AND PROCEDURES
=================================
 (a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act) that occurred during the second quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                             Wells Fargo Funds Trust


                         By:

                             /s/ Karla M. Rabusch

                             Karla M. Rabusch
                             President


                             Date: February 25, 2010

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the date indicated.



                         By:

                             /s/ Karla M. Rabusch

                             Karla M. Rabusch
                             President


                             Date: February 25, 2010



                         By:

                             /s/ Kasey L. Phillips

                             Kasey L. Phillips
                             Treasurer


                             Date: February 25, 2010